FIDELITY(REGISTERED TRADEMARK) ADVISOR
GOVERNMENT INVESTMENT
FUND - CLASS A, CLASS T, CLASS B
AND CLASS C

SEMIANNUAL REPORT
APRIL 30, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             19  The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    22  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           23  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  27  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 36  Notes to the financial
                          statements.



Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

New indicators of accelerating inflation led to a sharp downturn in equity markets, as the Dow Jones Industrial Average, NASDAQ and S&P 500(Registered trademark) each suffered its worst single-session point decline in history on April 14. Volatility ruled the remainder of the month, with equity markets experiencing both strong rallies and broad sell-offs. Inflation-sensitive Treasuries experienced similar volatility, as prices for the bellwether 10-year note edged lower throughout the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000    PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GOVERNMENT INV -   1.70%          0.98%        33.85%        98.20%
CL A

FIDELITY ADV GOVERNMENT INV -   -3.13%         -3.82%       27.49%        88.79%
CL A   (INCL. 4.75% SALES
CHARGE)

LB Government Bond              2.25%          1.99%        39.08%        116.62%

General US Government Funds     1.33%          0.19%        32.51%        98.85%
Average


CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Lehman Brothers Government Bond Index - a market value-weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how Class A's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 188 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GOVERNMENT INV -   0.98%        6.00%         7.08%
CL A

FIDELITY ADV GOVERNMENT INV -   -3.82%       4.98%         6.56%
CL A  (INCL. 4.75% SALES
CHARGE)

LB Government Bond              1.99%        6.82%         8.04%

General US Government Funds     0.19%        5.78%         7.09%
Average

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Govt Inv -CL A           LB Government Bond
             00265                       LB003
  1990/04/30       9525.00                    10000.00
  1990/05/31       9804.09                    10278.87
  1990/06/30       9945.31                    10441.60
  1990/07/31      10065.86                    10575.18
  1990/08/31      10001.50                    10427.91
  1990/09/30      10067.98                    10527.93
  1990/10/31      10169.13                    10699.93
  1990/11/30      10346.44                    10937.07
  1990/12/31      10479.88                    11106.20
  1991/01/31      10594.87                    11225.44
  1991/02/28      10683.08                    11289.69
  1991/03/31      10726.02                    11347.10
  1991/04/30      10815.15                    11471.63
  1991/05/31      10871.91                    11516.23
  1991/06/30      10865.74                    11499.89
  1991/07/31      10982.21                    11636.34
  1991/08/31      11152.55                    11906.16
  1991/09/30      11354.11                    12155.88
  1991/10/31      11455.54                    12262.31
  1991/11/30      11521.77                    12385.29
  1991/12/31      11889.50                    12807.24
  1992/01/31      11728.24                    12607.86
  1992/02/29      11782.18                    12657.10
  1992/03/31      11701.36                    12583.13
  1992/04/30      11769.92                    12662.40
  1992/05/31      11985.97                    12896.00
  1992/06/30      12151.90                    13080.81
  1992/07/31      12357.09                    13410.47
  1992/08/31      12463.46                    13535.44
  1992/09/30      12579.24                    13726.87
  1992/10/31      12427.58                    13528.81
  1992/11/30      12459.02                    13505.41
  1992/12/31      12660.40                    13732.83
  1993/01/31      12877.23                    14024.51
  1993/02/28      13118.89                    14305.37
  1993/03/31      13194.10                    14353.28
  1993/04/30      13293.50                    14463.68
  1993/05/31      13314.44                    14447.78
  1993/06/30      13576.53                    14768.38
  1993/07/31      13643.77                    14858.47
  1993/08/31      13866.22                    15190.11
  1993/09/30      13891.66                    15248.18
  1993/10/31      13984.84                    15305.81
  1993/11/30      13770.91                    15138.00
  1993/12/31      13845.07                    15196.51
  1994/01/31      14086.46                    15404.50
  1994/02/28      13760.23                    15078.38
  1994/03/31      13344.36                    14739.24
  1994/04/30      13211.22                    14623.32
  1994/05/31      13225.00                    14604.55
  1994/06/30      13179.96                    14570.99
  1994/07/31      13467.30                    14838.82
  1994/08/31      13459.44                    14841.69
  1994/09/30      13270.34                    14632.59
  1994/10/31      13247.90                    14621.55
  1994/11/30      13222.64                    14594.83
  1994/12/31      13312.14                    14683.59
  1995/01/31      13551.12                    14956.94
  1995/02/28      13847.24                    15278.87
  1995/03/31      13939.02                    15374.70
  1995/04/30      14104.10                    15575.62
  1995/05/31      14652.65                    16203.80
  1995/06/30      14755.50                    16328.11
  1995/07/31      14703.68                    16268.05
  1995/08/31      14870.77                    16459.26
  1995/09/30      15006.22                    16617.80
  1995/10/31      15223.69                    16870.83
  1995/11/30      15440.87                    17133.80
  1995/12/31      15662.00                    17376.68
  1996/01/31      15742.37                    17483.33
  1996/02/29      15419.66                    17127.18
  1996/03/31      15277.30                    16984.10
  1996/04/30      15179.17                    16875.69
  1996/05/31      15147.04                    16847.43
  1996/06/30      15323.37                    17064.91
  1996/07/31      15354.30                    17107.09
  1996/08/31      15318.39                    17068.89
  1996/09/30      15561.66                    17352.17
  1996/10/31      15892.47                    17733.94
  1996/11/30      16154.47                    18042.39
  1996/12/31      15981.98                    17858.25
  1997/01/31      15994.84                    17878.12
  1997/02/28      16018.65                    17902.63
  1997/03/31      15843.35                    17713.18
  1997/04/30      16077.82                    17968.87
  1997/05/31      16194.59                    18123.87
  1997/06/30      16361.78                    18327.22
  1997/07/31      16826.80                    18847.43
  1997/08/31      16662.09                    18661.07
  1997/09/30      16899.70                    18941.71
  1997/10/31      17177.78                    19269.38
  1997/11/30      17247.39                    19368.07
  1997/12/31      17422.43                    19570.55
  1998/01/31      17683.14                    19863.33
  1998/02/28      17631.95                    19809.45
  1998/03/31      17660.38                    19865.53
  1998/04/30      17722.37                    19954.96
  1998/05/31      17897.53                    20159.86
  1998/06/30      18072.81                    20389.05
  1998/07/31      18102.06                    20420.62
  1998/08/31      18482.05                    20951.87
  1998/09/30      18954.57                    21516.67
  1998/10/31      18851.29                    21443.36
  1998/11/30      18860.35                    21450.65
  1998/12/31      18891.13                    21498.56
  1999/01/31      19015.31                    21623.32
  1999/02/28      18560.81                    21109.07
  1999/03/31      18630.22                    21191.94
  1999/04/30      18696.08                    21239.96
  1999/05/31      18510.99                    21053.65
  1999/06/30      18440.83                    21010.80
  1999/07/31      18353.79                    20980.35
  1999/08/31      18343.48                    20980.07
  1999/09/30      18549.39                    21150.45
  1999/10/31      18563.02                    21184.37
  1999/11/30      18534.63                    21155.17
  1999/12/31      18445.02                    21018.24
  2000/01/31      18397.32                    21047.66
  2000/02/29      18670.24                    21347.22
  2000/03/31      18928.57                    21722.00
  2000/04/28      18878.54                    21661.90
IMATRL PRASUN   SHR__CHT 20000430 20000518 161844 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Investment Fund - Class A on April 30, 1990, and the current 4.75% sales charge was paid. As the chart shows, by April 30, 2000, the value of the investment would have grown to $18,879 - an 88.79% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $21,662 - a 116.62% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday
is no guarantee of how it
will do tomorrow. Bond
prices, for example, generally
move in the opposite direction
of interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,                SEPTEMBER 3, 1996
                                                                                     (COMMENCEMENT OF   SALE OF
                                                                                     CLASS A  SHARES) TO OCTOBER
                                                                                     31,

                  2000                        1999                     1998   1997   1996

Dividend returns  3.10%                       5.56%                    6.12%  6.19%  0.99%

Capital returns   -1.40%                      -7.09%                   3.62%  1.90%  2.59%

Total returns     1.70%                       -1.53%                   9.74%  8.09%  3.58%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 2000   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            4.56(cents)   28.45(cents)   55.43(cents)

Annualized dividend rate       5.98%         6.20%          5.97%

30-day annualized yield        5.97%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.27 over the past one month, $9.20 over the past six months and $9.29 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering price used in the calculation of the yield includes the effect of Class A's current 4.75% sales charge.

FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000    PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GOVERNMENT INV -   1.75%          0.88%        33.30%        97.38%
CL T

FIDELITY ADV GOVERNMENT INV -   -1.81%         -2.65%       28.63%        90.47%
CL T  (INCL. 3.50% SALES
CHARGE)

LB Government Bond              2.25%          1.99%        39.08%        116.62%

General US Government Funds     1.33%          0.19%        32.51%        98.85%
Average


CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Lehman Brothers Government Bond Index - a market value-weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how Class T's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 188 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GOVERNMENT INV -   0.88%        5.92%         7.04%
CL T

FIDELITY ADV GOVERNMENT INV -   -2.65%       5.16%         6.66%
CL T  (INCL. 3.50% SALES
CHARGE)

LB Government Bond              1.99%        6.82%         8.04%

General US Government Funds     0.19%        5.78%         7.09%
Average

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Govt Inv -CL T           LB Government Bond
             00167                       LB003
  1990/04/30       9650.00                    10000.00
  1990/05/31       9932.75                    10278.87
  1990/06/30      10075.83                    10441.60
  1990/07/31      10197.96                    10575.18
  1990/08/31      10132.75                    10427.91
  1990/09/30      10200.11                    10527.93
  1990/10/31      10302.58                    10699.93
  1990/11/30      10482.22                    10937.07
  1990/12/31      10617.41                    11106.20
  1991/01/31      10733.91                    11225.44
  1991/02/28      10823.28                    11289.69
  1991/03/31      10866.78                    11347.10
  1991/04/30      10957.08                    11471.63
  1991/05/31      11014.58                    11516.23
  1991/06/30      11008.33                    11499.89
  1991/07/31      11126.34                    11636.34
  1991/08/31      11298.90                    11906.16
  1991/09/30      11503.12                    12155.88
  1991/10/31      11605.88                    12262.31
  1991/11/30      11672.97                    12385.29
  1991/12/31      12045.53                    12807.24
  1992/01/31      11882.15                    12607.86
  1992/02/29      11936.80                    12657.10
  1992/03/31      11854.92                    12583.13
  1992/04/30      11924.38                    12662.40
  1992/05/31      12143.27                    12896.00
  1992/06/30      12311.37                    13080.81
  1992/07/31      12519.25                    13410.47
  1992/08/31      12627.02                    13535.44
  1992/09/30      12744.33                    13726.87
  1992/10/31      12590.67                    13528.81
  1992/11/30      12622.53                    13505.41
  1992/12/31      12826.55                    13732.83
  1993/01/31      13046.23                    14024.51
  1993/02/28      13291.05                    14305.37
  1993/03/31      13367.25                    14353.28
  1993/04/30      13467.96                    14463.68
  1993/05/31      13489.18                    14447.78
  1993/06/30      13754.70                    14768.38
  1993/07/31      13822.82                    14858.47
  1993/08/31      14048.19                    15190.11
  1993/09/30      14073.97                    15248.18
  1993/10/31      14168.37                    15305.81
  1993/11/30      13951.63                    15138.00
  1993/12/31      14026.76                    15196.51
  1994/01/31      14271.32                    15404.50
  1994/02/28      13940.81                    15078.38
  1994/03/31      13519.48                    14739.24
  1994/04/30      13384.60                    14623.32
  1994/05/31      13398.55                    14604.55
  1994/06/30      13352.92                    14570.99
  1994/07/31      13644.04                    14838.82
  1994/08/31      13636.07                    14841.69
  1994/09/30      13444.49                    14632.59
  1994/10/31      13421.75                    14621.55
  1994/11/30      13396.17                    14594.83
  1994/12/31      13486.84                    14683.59
  1995/01/31      13728.96                    14956.94
  1995/02/28      14028.96                    15278.87
  1995/03/31      14121.94                    15374.70
  1995/04/30      14289.19                    15575.62
  1995/05/31      14844.94                    16203.80
  1995/06/30      14949.14                    16328.11
  1995/07/31      14896.64                    16268.05
  1995/08/31      15065.92                    16459.26
  1995/09/30      15203.15                    16617.80
  1995/10/31      15423.48                    16870.83
  1995/11/30      15643.51                    17133.80
  1995/12/31      15867.53                    17376.68
  1996/01/31      15948.96                    17483.33
  1996/02/29      15622.02                    17127.18
  1996/03/31      15477.79                    16984.10
  1996/04/30      15378.37                    16875.69
  1996/05/31      15345.82                    16847.43
  1996/06/30      15524.46                    17064.91
  1996/07/31      15555.80                    17107.09
  1996/08/31      15519.42                    17068.89
  1996/09/30      15765.13                    17352.17
  1996/10/31      16098.75                    17733.94
  1996/11/30      16362.97                    18042.39
  1996/12/31      16204.26                    17858.25
  1997/01/31      16197.60                    17878.12
  1997/02/28      16220.58                    17902.63
  1997/03/31      16041.69                    17713.18
  1997/04/30      16260.56                    17968.87
  1997/05/31      16394.95                    18123.87
  1997/06/30      16580.42                    18327.22
  1997/07/31      17032.00                    18847.43
  1997/08/31      16863.33                    18661.07
  1997/09/30      17102.51                    18941.71
  1997/10/31      17382.51                    19269.38
  1997/11/30      17444.21                    19368.07
  1997/12/31      17615.43                    19570.55
  1998/01/31      17877.92                    19863.33
  1998/02/28      17824.78                    19809.45
  1998/03/31      17852.02                    19865.53
  1998/04/30      17913.23                    19954.96
  1998/05/31      18088.59                    20159.86
  1998/06/30      18282.93                    20389.05
  1998/07/31      18292.31                    20420.62
  1998/08/31      18655.97                    20951.87
  1998/09/30      19150.77                    21516.67
  1998/10/31      19044.97                    21443.36
  1998/11/30      19051.74                    21450.65
  1998/12/31      19081.77                    21498.56
  1999/01/31      19206.58                    21623.32
  1999/02/28      18727.29                    21109.07
  1999/03/31      18815.72                    21191.94
  1999/04/30      18880.97                    21239.96
  1999/05/31      18672.98                    21053.65
  1999/06/30      18600.57                    21010.80
  1999/07/31      18531.12                    20980.35
  1999/08/31      18499.62                    20980.07
  1999/09/30      18706.27                    21150.45
  1999/10/31      18718.75                    21184.37
  1999/11/30      18708.60                    21155.17
  1999/12/31      18616.54                    21018.24
  2000/01/31      18566.72                    21047.66
  2000/02/29      18819.91                    21347.22
  2000/03/31      19099.28                    21722.00
  2000/04/28      19046.94                    21661.90
IMATRL PRASUN   SHR__CHT 20000430 20000522 103048 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Investment Fund - Class T on April 30, 1990, and the current 3.50% sales charge was paid. As the chart shows, by April 30, 2000 the value of the investment would have grown to $19,047 - a 90.47% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends reinvested the same $10,000 would have grown to $21,662 - a 116.62% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday
is no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,

                  2000                        1999                     1998   1997   1996    1995

Dividend returns  3.04%                       5.48%                    5.94%  6.07%  6.24%   6.99%

Capital returns   -1.29%                      -7.19%                   3.62%  1.90%  -1.86%   7.92%

Total returns     1.75%                       -1.71%                   9.56%  7.97%  4.38%   14.91%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effects of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 2000   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            4.46(cents)   27.94(cents)   54.51(cents)

Annualized dividend rate       5.86%         6.09%          5.87%

30-day annualized yield        5.94%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.26 over the past one month, $9.20 over the past six months and $9.29 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering price used in the calculation of the yield includes the effect of Class T's current 3.50% sales charge.

FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past six months, past one year, past five years and past 10 years total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GOVERNMENT INV -  1.32%          0.23%        29.03%        89.59%
CL B

FIDELITY ADV GOVERNMENT INV -  -3.61%         -4.52%       27.05%        89.59%
CL B  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

LB Government Bond             2.25%          1.99%        39.08%        116.62%

General US Government Funds    1.33%          0.19%        32.51%        98.85%
Average


CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Lehman Brothers Government Bond Index - a market value-weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how Class B's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 188 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GOVERNMENT INV -   0.23%        5.23%         6.61%
CL B

FIDELITY ADV GOVERNMENT INV -   -4.52%       4.90%         6.61%
CL B  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

LB Government Bond              1.99%        6.82%         8.04%

General US Government Funds     0.19%        5.78%         7.09%
Average

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Govt Inv -CL B           LB Government Bond
             00667                       LB003
  1990/04/30      10000.00                    10000.00
  1990/05/31      10293.01                    10278.87
  1990/06/30      10441.27                    10441.60
  1990/07/31      10567.83                    10575.18
  1990/08/31      10500.26                    10427.91
  1990/09/30      10570.06                    10527.93
  1990/10/31      10676.25                    10699.93
  1990/11/30      10862.40                    10937.07
  1990/12/31      11002.50                    11106.20
  1991/01/31      11123.22                    11225.44
  1991/02/28      11215.84                    11289.69
  1991/03/31      11260.92                    11347.10
  1991/04/30      11354.49                    11471.63
  1991/05/31      11414.08                    11516.23
  1991/06/30      11407.60                    11499.89
  1991/07/31      11529.88                    11636.34
  1991/08/31      11708.71                    11906.16
  1991/09/30      11920.33                    12155.88
  1991/10/31      12026.82                    12262.31
  1991/11/30      12096.34                    12385.29
  1991/12/31      12482.42                    12807.24
  1992/01/31      12313.11                    12607.86
  1992/02/29      12369.74                    12657.10
  1992/03/31      12284.89                    12583.13
  1992/04/30      12356.87                    12662.40
  1992/05/31      12583.70                    12896.00
  1992/06/30      12757.90                    13080.81
  1992/07/31      12973.32                    13410.47
  1992/08/31      13084.99                    13535.44
  1992/09/30      13206.56                    13726.87
  1992/10/31      13047.32                    13528.81
  1992/11/30      13080.34                    13505.41
  1992/12/31      13291.76                    13732.83
  1993/01/31      13519.41                    14024.51
  1993/02/28      13773.11                    14305.37
  1993/03/31      13852.07                    14353.28
  1993/04/30      13956.43                    14463.68
  1993/05/31      13978.42                    14447.78
  1993/06/30      14253.57                    14768.38
  1993/07/31      14324.16                    14858.47
  1993/08/31      14557.71                    15190.11
  1993/09/30      14584.42                    15248.18
  1993/10/31      14682.24                    15305.81
  1993/11/30      14457.65                    15138.00
  1993/12/31      14535.50                    15196.51
  1994/01/31      14788.94                    15404.50
  1994/02/28      14446.44                    15078.38
  1994/03/31      14009.83                    14739.24
  1994/04/30      13870.05                    14623.32
  1994/05/31      13884.51                    14604.55
  1994/06/30      13837.22                    14570.99
  1994/07/31      14114.80                    14838.82
  1994/08/31      14109.27                    14841.69
  1994/09/30      13883.00                    14632.59
  1994/10/31      13850.52                    14621.55
  1994/11/30      13815.04                    14594.83
  1994/12/31      13899.25                    14683.59
  1995/01/31      14139.73                    14956.94
  1995/02/28      14442.89                    15278.87
  1995/03/31      14529.75                    15374.70
  1995/04/30      14692.61                    15575.62
  1995/05/31      15254.86                    16203.80
  1995/06/30      15352.45                    16328.11
  1995/07/31      15288.27                    16268.05
  1995/08/31      15452.29                    16459.26
  1995/09/30      15583.44                    16617.80
  1995/10/31      15815.52                    16870.83
  1995/11/30      16031.34                    17133.80
  1995/12/31      16251.64                    17376.68
  1996/01/31      16325.50                    17483.33
  1996/02/29      15982.49                    17127.18
  1996/03/31      15826.92                    16984.10
  1996/04/30      15701.04                    16875.69
  1996/05/31      15658.39                    16847.43
  1996/06/30      15848.82                    17064.91
  1996/07/31      15872.02                    17107.09
  1996/08/31      15825.77                    17068.89
  1996/09/30      16068.16                    17352.17
  1996/10/31      16399.40                    17733.94
  1996/11/30      16661.04                    18042.39
  1996/12/31      16474.56                    17858.25
  1997/01/31      16476.93                    17878.12
  1997/02/28      16474.54                    17902.63
  1997/03/31      16301.19                    17713.18
  1997/04/30      16514.90                    17968.87
  1997/05/31      16624.47                    18123.87
  1997/06/30      16803.78                    18327.22
  1997/07/31      17252.60                    18847.43
  1997/08/31      17072.18                    18661.07
  1997/09/30      17323.42                    18941.71
  1997/10/31      17579.37                    19269.38
  1997/11/30      17632.73                    19368.07
  1997/12/31      17796.27                    19570.55
  1998/01/31      18070.25                    19863.33
  1998/02/28      17989.08                    19809.45
  1998/03/31      18006.72                    19865.53
  1998/04/30      18058.89                    19954.96
  1998/05/31      18225.89                    20159.86
  1998/06/30      18412.05                    20389.05
  1998/07/31      18430.05                    20420.62
  1998/08/31      18786.42                    20951.87
  1998/09/30      19256.22                    21516.67
  1998/10/31      19139.19                    21443.36
  1998/11/30      19136.33                    21450.65
  1998/12/31      19175.73                    21498.56
  1999/01/31      19271.91                    21623.32
  1999/02/28      18799.86                    21109.07
  1999/03/31      18858.85                    21191.94
  1999/04/30      18914.33                    21239.96
  1999/05/31      18715.19                    21053.65
  1999/06/30      18632.76                    21010.80
  1999/07/31      18533.39                    20980.35
  1999/08/31      18511.88                    20980.07
  1999/09/30      18688.76                    21150.45
  1999/10/31      18711.29                    21184.37
  1999/11/30      18671.09                    21155.17
  1999/12/31      18569.08                    21018.24
  2000/01/31      18509.37                    21047.66
  2000/02/29      18772.62                    21347.22
  2000/03/31      19020.79                    21722.00
  2000/04/28      18958.51                    21661.90
IMATRL PRASUN   SHR__CHT 20000430 20000522 170451 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Investment Fund - Class B on April 30, 1990. As the chart shows, by April 30, 2000, the value of the investment would have grown to $18,959 - an 89.59% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends reinvested the same $10,000 would have grown to $21,662 - a 116.62% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday
is no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,

                  2000                        1999                     1998   1997   1996    1995

Dividend returns  2.72%                       4.85%                    5.25%  5.41%  5.55%   6.15%

Capital returns   -1.40%                      -7.09%                   3.62%  1.79%  -1.86%   8.04%

Total returns     1.32%                       -2.24%                   8.87%  7.20%  3.69%   14.19%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effects of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 2000   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            3.97(cents)   25.00(cents)   48.55(cents)

Annualized dividend rate       5.22%         5.46%          5.23%

30-day annualized yield        5.51%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.26 over the past one month, $9.19 over the past six months, and $9.28 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between June 30, 1994 and November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns between November 3, 1997 and January 1, 1996 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year, past five years and past 10 years total return figures are 1%, 1%, 0%, and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000    PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GOVERNMENT INV -   1.39%          0.15%        28.69%        89.07%
CL C

FIDELITY ADV GOVERNMENT INV -   0.40%          -0.81%       28.69%        89.07%
CL C  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

LB Government Bond              2.25%          1.99%        39.08%        116.62%

General US Government Funds     1.33%          0.19%        32.51%        98.95%
Average


CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Lehman Brothers Government Bond Index - a market value-weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how Class C's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 188 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GOVERNMENT INV -   0.15%        5.17%         6.58%
CL C

FIDELITY ADV GOVERNMENT INV -   -0.81%       5.17%         6.58%
CL C  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

LB Government Bond              1.99%        6.82%         8.04%

General US Government Funds     0.19%        5.78%         7.09%
Average

AVERAGE ANNUAL TOTAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Govt Inv -CL C           LB Government Bond
             00489                       LB003
  1990/04/30      10000.00                    10000.00
  1990/05/31      10293.01                    10278.87
  1990/06/30      10441.27                    10441.60
  1990/07/31      10567.83                    10575.18
  1990/08/31      10500.26                    10427.91
  1990/09/30      10570.06                    10527.93
  1990/10/31      10676.25                    10699.93
  1990/11/30      10862.40                    10937.07
  1990/12/31      11002.50                    11106.20
  1991/01/31      11123.22                    11225.44
  1991/02/28      11215.84                    11289.69
  1991/03/31      11260.92                    11347.10
  1991/04/30      11354.49                    11471.63
  1991/05/31      11414.08                    11516.23
  1991/06/30      11407.60                    11499.89
  1991/07/31      11529.88                    11636.34
  1991/08/31      11708.71                    11906.16
  1991/09/30      11920.33                    12155.88
  1991/10/31      12026.82                    12262.31
  1991/11/30      12096.34                    12385.29
  1991/12/31      12482.42                    12807.24
  1992/01/31      12313.11                    12607.86
  1992/02/29      12369.74                    12657.10
  1992/03/31      12284.89                    12583.13
  1992/04/30      12356.87                    12662.40
  1992/05/31      12583.70                    12896.00
  1992/06/30      12757.90                    13080.81
  1992/07/31      12973.32                    13410.47
  1992/08/31      13084.99                    13535.44
  1992/09/30      13206.56                    13726.87
  1992/10/31      13047.32                    13528.81
  1992/11/30      13080.34                    13505.41
  1992/12/31      13291.76                    13732.83
  1993/01/31      13519.41                    14024.51
  1993/02/28      13773.11                    14305.37
  1993/03/31      13852.07                    14353.28
  1993/04/30      13956.43                    14463.68
  1993/05/31      13978.42                    14447.78
  1993/06/30      14253.57                    14768.38
  1993/07/31      14324.16                    14858.47
  1993/08/31      14557.71                    15190.11
  1993/09/30      14584.42                    15248.18
  1993/10/31      14682.24                    15305.81
  1993/11/30      14457.65                    15138.00
  1993/12/31      14535.50                    15196.51
  1994/01/31      14788.94                    15404.50
  1994/02/28      14446.44                    15078.38
  1994/03/31      14009.83                    14739.24
  1994/04/30      13870.05                    14623.32
  1994/05/31      13884.51                    14604.55
  1994/06/30      13837.22                    14570.99
  1994/07/31      14114.80                    14838.82
  1994/08/31      14109.27                    14841.69
  1994/09/30      13883.00                    14632.59
  1994/10/31      13850.52                    14621.55
  1994/11/30      13815.04                    14594.83
  1994/12/31      13899.25                    14683.59
  1995/01/31      14139.73                    14956.94
  1995/02/28      14442.89                    15278.87
  1995/03/31      14529.75                    15374.70
  1995/04/30      14692.61                    15575.62
  1995/05/31      15254.86                    16203.80
  1995/06/30      15352.45                    16328.11
  1995/07/31      15288.27                    16268.05
  1995/08/31      15452.29                    16459.26
  1995/09/30      15583.44                    16617.80
  1995/10/31      15815.52                    16870.83
  1995/11/30      16031.34                    17133.80
  1995/12/31      16251.64                    17376.68
  1996/01/31      16325.50                    17483.33
  1996/02/29      15982.49                    17127.18
  1996/03/31      15826.92                    16984.10
  1996/04/30      15701.04                    16875.69
  1996/05/31      15658.39                    16847.43
  1996/06/30      15848.82                    17064.91
  1996/07/31      15872.02                    17107.09
  1996/08/31      15825.77                    17068.89
  1996/09/30      16068.16                    17352.17
  1996/10/31      16399.40                    17733.94
  1996/11/30      16661.04                    18042.39
  1996/12/31      16474.56                    17858.25
  1997/01/31      16476.93                    17878.12
  1997/02/28      16474.54                    17902.63
  1997/03/31      16301.19                    17713.18
  1997/04/30      16514.90                    17968.87
  1997/05/31      16624.47                    18123.87
  1997/06/30      16803.78                    18327.22
  1997/07/31      17252.60                    18847.43
  1997/08/31      17072.18                    18661.07
  1997/09/30      17323.42                    18941.71
  1997/10/31      17579.37                    19269.38
  1997/11/30      17628.50                    19368.07
  1997/12/31      17789.70                    19570.55
  1998/01/31      18043.13                    19863.33
  1998/02/28      17977.84                    19809.45
  1998/03/31      17994.90                    19865.53
  1998/04/30      18045.44                    19954.96
  1998/05/31      18210.53                    20159.86
  1998/06/30      18394.72                    20389.05
  1998/07/31      18392.30                    20420.62
  1998/08/31      18745.88                    20951.87
  1998/09/30      19231.60                    21516.67
  1998/10/31      19113.26                    21443.36
  1998/11/30      19109.16                    21450.65
  1998/12/31      19128.03                    21498.56
  1999/01/31      19241.52                    21623.32
  1999/02/28      18749.75                    21109.07
  1999/03/31      18826.19                    21191.94
  1999/04/30      18879.87                    21239.96
  1999/05/31      18659.84                    21053.65
  1999/06/30      18576.15                    21010.80
  1999/07/31      18495.34                    20980.35
  1999/08/31      18452.79                    20980.07
  1999/09/30      18647.39                    21150.45
  1999/10/31      18648.30                    21184.37
  1999/11/30      18627.04                    21155.17
  1999/12/31      18503.93                    21018.24
  2000/01/31      18443.44                    21047.66
  2000/02/29      18704.37                    21347.22
  2000/03/31      18970.78                    21722.00
  2000/04/28      18907.30                    21661.90
IMATRL PRASUN   SHR__CHT 20000430 20000523 085738 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Investment Fund - Class C on April 30, 1990. As the chart shows, by April 30, 2000, the value of the investment would have grown to $18,907 - an 89.07% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends reinvested the same $10,000 would have grown to $21,662 - a 116.62% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday
is no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,  NOVEMBER 3, 1997
                                                                      (COMMENCEMENT  OF SALE OF
                                                                      CLASS C SHARES) TO OCTOBER 31,

                  2000                        1999                    1998

Dividend returns  2.68%                       4.76%                   5.08%

Capital returns   -1.29%                      -7.19%                  3.94%

Total returns     1.39%                       -2.43%                  9.02%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effects of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 2000   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            3.90(cents)   24.62(cents)   47.70(cents)

Annualized dividend rate       5.12%         5.37%          5.13%

30-day annualized yield        5.41%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.26 over the past one month, $9.20 over the past six months, and $9.29 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

The Federal Reserve Board delivered
three preemptive strikes against
inflation in the form of quarter-point
interest-rate hikes during the
six-month period ending April 30,
2000, creating a less than ideal
investment environment for bonds.
The Lehman Brothers Aggregate
Bond Index - a widely accepted
measure of taxable-bond
performance - returned only 1.42%
for the period. Treasuries felt the
heat early on, as investors shifted
their focus to high-flying equities or
higher-yielding spread sector
securities - namely corporate
bonds, mortgage securities and
government agencies - which
benefited from a favorable technical
environment. Strong housing
turnover and a fall-off in refinancing
activity spurred mortgages.
Lighter-than-expected supply
rallied corporates, while a
restructuring in the agency market
fueled those issues. However, these
factors were ignored beginning in
January when the U.S. Treasury
announced its intent to re-purchase
long-term debt and cut future
issuance. Treasury prices soared in
response - with their yields
spiraling lower - and with the help
of rising short-term interest rates,
spawned an inverted yield curve,
which occurs when short-term bonds
offer higher yields than their
longer-dated counterparts. Spread
sectors recoiled on the news, with
their yield spreads widening out
relative to Treasuries. The Lehman
Brothers Treasury Index, reflective of
the change in market leadership,
posted a return of 2.58% for the
six-month period, compared to the
Lehman Brothers Corporate Bond,
Mortgage-Backed Securities and
U.S. Agency indexes, which returned
0.11%, 1.26% and 1.16%,
respectively.

(photograph of Tom Silvia)

An interview with Tom Silvia, Portfolio Manager of Fidelity Advisor Government Investment Fund

Q. HOW DID THE FUND PERFORM, TOM?

A. For the six-month period that ended April 30, 2000, the fund's Class A, Class T, Class B and Class C shares provided total returns of 1.70%, 1.75%, 1.32% and 1.39%, respectively. To get a sense of how the fund did relative to its competitors, the general U.S. government funds average returned 1.33% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Government Bond Index
- which tracks the types of securities in which the fund invests - returned 2.25% for the same six-month period. For the 12-month period that ended April 30, 2000, the fund's Class A, Class T, Class B and Class C shares provided total returns of 0.98%, 0.88%, 0.23% and 0.15%, respectively. For the same one-year period, the U.S. government funds average returned 0.19% and the Lehman Brothers index returned 1.99%.

Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE DURING THE PAST
SIX MONTHS?

A. The fund's holdings in U.S. Treasury securities - particularly those with long maturities - performed relatively well as the U.S. government bought back older, high-interest Treasury bonds and scaled back its number of auctions of new debt in response to a swelling federal budget surplus. Fortunately, we held more longer-term Treasuries than many of our peers. That said, the fund had a much larger weighting - compared to the Lehman Brothers Government Bond Index - in agency securities and a much smaller weighting in U.S. Treasuries. In addition, the fund had roughly 30% of its investments in mortgage securities, which are not included in the index. While agency and mortgage securities underperformed Treasuries on a price basis, they generated far more income for the fund than Treasuries did, which was a plus.

Q. WHAT OTHER FACTORS CAUSED AGENCY AND MORTGAGE SECURITIES TO PERFORM
POORLY?

A. First off, agency and mortgage securities suffered from a deteriorating supply and demand backdrop. While the Treasury curtailed issuance and bought back outstanding debt, many agencies increased their issuance activity. A second problem was proposals to change the relationship between agencies and the U.S. government. In a surprising development, a senior Treasury official shook up the market when he urged Congress to cut off longstanding but never-used lines of credit that give some agencies - particularly mortgage security issuers Fannie Mae and Freddie Mac - implicit government backing. He also asked Congress to curtail the amount of agency securities that commercial banks could own. Although it remained unclear whether those recommendations would translate into actual policy, investors generally avoided agency and mortgage debt in favor of Treasury securities.

Q. WHAT CHANGES DID YOU MAKE IN RESPONSE TO ALL THESE SHIFTS?

A. I sold some longer-term Treasury securities to lock in their very strong performance and replaced them with agency securities, which I felt were much more attractively priced. As a key indicator of agencies' cheapness, they offered 120 basis points (1.20 percentage points) more in yield than 30-year Treasuries at the end of April. That disparity is wider than it has been over the past decade.

Q. WHERE ELSE DID YOU FIND OPPORTUNITIES DURING THE PAST SIX MONTHS?

A. At various points during the period, I identified opportunities to swap between mortgage securities and callable agency securities. On some occasions, mortgage securities that carried an interest rate of 6.5%, which currently make up the bulk of the mortgage securities market, were more cheaply priced. On other occasions, agency securities issued by Fannie Mae with a 10-year maturity, which are callable in three years, offered the better value. Callable means that the security can be bought back by the issuing agency before maturity. Because the two securities carry the same interest-rate sensitivity, they theoretically should experience similar gains and losses as interest rates move down and up. But that wasn't always the case, so I was able to exploit various price inefficiencies that occur, buying the security that was cheapest and selling the one that looked rich.

Q. WHAT'S YOUR OUTLOOK?

A. The current yield advantage offered by mortgage and agency securities helps position them to perform better than Treasuries, in my view, and I plan to keep relatively large weightings in them. Both of the spread securities are positioned to do well to the extent that their spread relationship relative to Treasuries returns to more normal levels. Their yield advantage over Treasuries also positions them to outpace Treasuries even if spreads remain constant.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks a high level of
current income by investing
in U.S. government securities
and instruments related to
U.S. government securities

START DATE: January 7, 1987

SIZE: as of April 30, 2000;
more than $316 million

MANAGER: Tom Silvia, since
1998; joined Fidelity in
1993

TOM SILVIA ON RECENT
DEVELOPMENTS IN THE
MORTGAGE SECURITIES MARKET:

"Fannie Mae and Freddie Mac are
government-sponsored
enterprises (GSEs) and, as such,
enjoy certain benefits, including a
$4.5 billion line of credit from the
U.S. Treasury. They purchase home
loans from originators such as banks,
thrifts and mortgage banks, which
they hold for their own investment
portfolios. They also pool home loans
into mortgage securities. Whether
they hold mortgages for their
own portfolios or whether they
package them as securities, the
effect is that cash is freed up so that
originators can make new loans. As
a result, Fannie Mae and Freddie
Mac securities make up a
fast-growing share of the government
debt markets at a time when the
Treasury is limiting its issuance.

"Although its emergency line of credit
from the U.S. Treasury has never been
tapped, it carries symbolic
significance because it traditionally
has allowed Fannie Mae and
Freddie Mac to borrow at interest
rates close to the U.S. government's
rate. Renewed government
interest in curbing Fannie's and
Freddie's line of credit and
limiting how much of their
securities commercial banks can
own have caused these securities
to perform poorly recently."

INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF
APRIL 30, 2000

                           % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                    MONTHS AGO

Zero coupon bonds           1.3                      1.1

5 - 5.99%                   14.4                     16.0

6 - 6.99%                   26.6                     28.1

7 - 7.99%                   27.4                     18.8

8 - 8.99%                   21.6                     24.6

9 - 9.99%                   3.7                      3.8

10% and over                2.4                      5.5

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.

AVERAGE YEARS TO MATURITY AS
OF APRIL 30, 2000

                                     6 MONTHS AGO

Years                          9.5   9.7

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF APRIL 30, 2000

                                      6 MONTHS AGO

Years                           5.3   5.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF APRIL 30, 2000                                          AS OF OCTOBER 31, 1999

Mortgage  Securities            30.2%                         Mortgage  Securities              19.6%

CMOs and Other Mortgage                                       CMOs and Other Mortgage
Related Securities               3.6%                         Related Securities                 2.1%

U.S. Treasury  Obligations      18.5%                         U.S. Treasury  Obligations        24.9%

U.S. Government  Agency                                       U.S. Government  Agency
Obligations                     45.0%                         Obligations                       51.2%

Short-Term  Investments and                                   Short-Term  Investments and
Net Other Assets                 2.7%                         Net Other Assets                   2.2%

Row: 1, Col: 1, Value: 30.2                                   Row: 1, Col: 1, Value: 19.6
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 3.6                                    Row: 1, Col: 3, Value: 2.1
Row: 1, Col: 4, Value: 0.0                                    Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 18.5                                   Row: 1, Col: 5, Value: 24.9
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 45.0                                   Row: 1, Col: 7, Value: 51.2
Row: 1, Col: 8, Value: 2.7                                    Row: 1, Col: 8, Value: 2.2





INVESTMENTS APRIL 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets



U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 63.5%

                                     PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 45.0%

Fannie Mae:

5.125% 2/13/04                       $ 12,000,000                    $ 11,169,360

5.25% 1/15/09                         8,000,000                       6,942,480

5.45% 2/4/02                          5,000,000                       4,807,600

6.5% 8/15/04                          2,900,000                       2,819,786

6.5% 4/29/09                          17,250,000                      15,959,010

7.125% 1/15/30                        23,100,000                      22,865,304

Federal Home Loan Bank 5.83%          7,000,000                       6,554,870
8/25/05

Financing Corp. - coupon              4,500,000                       4,224,735
STRIPS 0% 4/6/01

Freddie Mac:

6.25% 7/15/04                         8,000,000                       7,711,280

7% 2/15/03                            5,000,000                       4,978,100

Government Loan Trusts                908,145                         941,664
(assets of Trust guaranteed
by U.S. Government through
Agency for International
Development) 8.5% 4/1/06

Government Trust Certificates
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency):

Class 1-C, 9.25% 11/15/01             3,120,865                       3,172,578

Class 2-E, 9.4% 5/15/02               457,418                         465,725

Class 3-T, 9.625% 5/15/02             226,278                         228,541

Guaranteed Export Trust
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank):

Series 1993-C, 5.2% 10/15/04          191,200                         182,119

Series 1993-D, 5.23% 5/15/05          218,936                         207,229

Series 1994-A, 7.12% 4/15/06          9,862,285                       9,811,988

Series 1994-F, 8.187% 12/15/04        3,864,423                       3,909,351

Series 1995-A, 6.28% 6/15/04          1,858,235                       1,814,461

Guaranteed Trade Trust
Certificates (assets of
Trust guaranteed by U.S.
Government through Export-
Import Bank):

Series 1994-A, 7.39% 6/26/06          4,875,000                       4,886,212

Series 1994-B, 7.5% 1/26/06           187,811                         187,754

Series 1997-A, 6.104% 7/15/03         2,333,333                       2,286,433

Israel Export Trust                   187,059                         186,479
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1994-1, 6.88% 1/26/03

Overseas Private Investment
Corp. U.S. Government
guaranteed participation
certificate:

Series 1994-195, 6.08%                1,501,625                       1,466,847
8/15/04 (callable)

Series 1996-A1, 6.726%                1,826,087                       1,790,917
9/15/10 (callable)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

                                     PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Private Export Funding Corp.
secured:

5.31% 11/15/03 (a)                   $ 1,700,000                     $ 1,599,173

5.65% 3/15/03                         514,500                         503,973

5.82% 6/15/03 (a)                     8,600,000                       8,140,760

6.86% 4/30/04                         806,000                         796,936

State of Israel (guaranteed           8,000,000                       7,740,960
by U.S. Government through
Agency for International
Development) 6.6% 2/15/08

U.S. Department of Housing
and Urban Development
government guaranteed
participation certificates
Series 1999-A:

5.75% 8/1/06                          2,100,000                       1,936,620

5.96% 8/1/09                          1,800,000                       1,694,358

U.S. Trade Trust Certificates         420,000                         429,114
(assets of Trust guaranteed
by U.S. Government through
Export-Import Bank) 8.17%
1/15/07

TOTAL U.S. GOVERNMENT AGENCY                                          142,412,717
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
18.5%

U.S. Treasury Bonds:

6.5% 11/15/26                         3,000,000                       3,109,230

8.75% 5/15/17                         30,345,000                      37,926,397

8.875% 8/15/17                        9,411,000                       11,906,421

14% 11/15/11                          4,200,000                       5,800,578

TOTAL U.S. TREASURY                                                   58,742,626
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                             201,155,343
GOVERNMENT AGENCY OBLIGATIONS
(Cost $206,518,847)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 30.2%



FANNIE MAE - 23.7%

5.5% 7/1/09                           1,945,305                       1,828,840

6% 9/1/08 to 6/1/14                   9,046,030                       8,574,160

6.5% 6/1/07 to 8/1/29                 15,367,234                      14,422,341

7% 4/1/26 to 9/1/29                   20,844,627                      19,961,426

7.5% 3/1/09 to 3/1/30                 20,690,974                      20,342,154

8% 7/1/29 to 4/1/30                   3,988,799                       3,982,536

8.25% 12/1/01                         658,146                         659,174

8.5% 9/1/16 to 1/1/17                 77,081                          78,376

9% 11/1/11 to 5/1/14                  3,234,498                       3,270,642

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

                                     PRINCIPAL AMOUNT                VALUE (NOTE 1)

FANNIE MAE - CONTINUED

9.25% 9/1/16                         $ 32,830                        $ 34,119

9.5% 11/1/06 to 5/1/20                1,446,627                       1,510,717

11.5% 6/1/19                          278,960                         307,536

12.5% 8/1/15                          11,913                          13,335

                                                                      74,985,356

FREDDIE MAC - 4.3%

6.5% 5/1/08 to 8/1/11                 3,112,151                       3,013,541

6.775% 11/15/03                       4,628,888                       4,526,365

8.5% 8/1/09 to 2/1/10                 209,607                         211,595

8.5% 5/1/30 (b)                       3,640,000                       3,694,600

9% 10/1/08 to 10/1/20                 711,328                         727,953

9.5% 5/1/21 to 7/1/21                 470,190                         491,325

10.5% 1/1/16 to 12/1/20               313,496                         333,290

11% 7/1/13 to 5/1/14                  304,948                         325,291

12.5% 2/1/10 to 6/1/19                344,204                         382,981

                                                                      13,706,941

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 2.2%

7.5% 9/15/06 to 1/15/08               1,409,971                       1,412,367

8% 12/15/23                           4,688,544                       4,710,486

9% 5/15/01 to 12/15/09                180,364                         182,622

10.5% 8/15/16 to 1/20/18              433,680                         467,295

13.5% 7/15/11                         37,211                          42,569

                                                                      6,815,339

TOTAL U.S. GOVERNMENT AGENCY                                          95,507,636
- MORTGAGE SECURITIES
(Cost $97,479,304)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.9%



U.S. GOVERNMENT AGENCY - 2.9%

Fannie Mae REMIC planned
amortization class:

Series 1993-134 Class GA,             2,730,000                       2,680,519
6.5% 2/25/07

Series 1993-160 Class PK,             5,413,000                       5,176,181
6.5% 11/25/22

Freddie Mac REMIC planned             1,446,803                       1,486,590
amortization class Series
1141 Class G, 9% 9/15/21

TOTAL COLLATERALIZED MORTGAGE                                         9,343,290
OBLIGATIONS
(Cost $9,304,983)

COMMERCIAL MORTGAGE
SECURITIES - 0.7%

                                     PRINCIPAL AMOUNT                VALUE (NOTE 1)

Fannie Mae ACES REMIC                $ 2,189,315                    $ 2,155,791
sequential pay Series 1996
M5 Class A1, 7.141% 7/25/10
(Cost $2,208,603)


CASH EQUIVALENTS - 2.7%

                                     MATURITY AMOUNT

Investments in repurchase            $ 8,444,119                      8,440,000
agreements (U.S. Government
Obligations), in a joint
trading account at 5.86%,
dated 4/28/00 due 5/1/00
(Cost $8,440,000)

TOTAL INVESTMENT PORTFOLIO -                                          316,602,060
100.0%
(Cost $323,951,737)

NET OTHER ASSETS - 0.0%                                                   106,076

NET ASSETS - 100%                                                   $ 316,708,136


LEGEND

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,739,933 or 3.1% of net assets.

(b) Security purchased on a delayed delivery or when-issued basis.

INCOME TAX INFORMATION

At April 30, 2000, the aggregate cost of investment securities for income tax purposes was $324,049,995. Net unrealized depreciation aggregated $7,447,935, of which $899,879 related to appreciated investment securities and $8,347,814 related to depreciated investment securities.

At October 31, 1999, the fund had a capital loss carryforward of approximately $8,649,000, all of which will expire on October 31, 2007.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                APRIL 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 316,602,060
value (including repurchase
agreements of $8,440,000)
(cost $323,951,737) -  See
accompanying schedule

Cash                                          10,361

Receivable for investments                    150,139
sold

Receivable for fund shares                    563,371
sold

Interest receivable                           5,071,075

 TOTAL ASSETS                                 322,397,006

LIABILITIES

Payable for investments         $ 3,720,282
purchased on a  delayed
delivery basis

Payable for fund shares          1,389,045
redeemed

Distributions payable            273,699

Accrued management fee           113,107

Distribution fees payable        121,263

Other payables and accrued       71,474
expenses

 TOTAL LIABILITIES                            5,688,870

NET ASSETS                                   $ 316,708,136

Net Assets consist of:

Paid in capital                              $ 341,048,773

Undistributed net investment                  244,047
income

Accumulated undistributed net                 (17,235,007)
realized  gain (loss) on
investments

Net unrealized appreciation                   (7,349,677)
(depreciation) on investments

NET ASSETS                                   $ 316,708,136

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
               APRIL 30, 2000 (UNAUDITED)

CALCULATION OF MAXIMUM             $9.18
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per   share
($12,018,504 (divided by)
1,308,880 shares)

Maximum offering price per         $9.64
share (100/95.25 of $9.18)

CLASS T: NET ASSET VALUE and       $9.18
redemption price per   share
($177,565,528 (divided by)
19,345,505 shares)

Maximum offering price per         $9.51
share (100/96.50 of $9.18)

CLASS B: NET ASSET VALUE and       $9.17
offering price per   share
($75,630,319 (divided by)
8,246,467 shares) A

CLASS C: NET ASSET VALUE and       $9.18
offering price per   share
($30,178,058 (divided by)
3,288,506 shares) A

INSTITUTIONAL CLASS: NET           $9.14
ASSET VALUE, offering price
and redemption price per
share ($21,315,727 (divided
by) 2,331,264 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                            SIX MONTHS ENDED APRIL 30,
                                      2000 (UNAUDITED)

INVESTMENT INCOME                         $ 11,850,430
Interest

Security lending                           14,307

 TOTAL INCOME                              11,864,737

EXPENSES

Management fee                $ 734,562

Transfer agent fees            312,369

Distribution fees              787,344

Accounting and security        50,885
lending fees

Non-interested trustees'       525
compensation

Custodian fees and expenses    12,152

Registration fees              46,316

Audit                          21,391

Legal                          3,303

Miscellaneous                  1,248

 Total expenses before         1,970,095
reductions

 Expense reductions            (2,370)     1,967,725

NET INVESTMENT INCOME                      9,897,012

REALIZED AND UNREALIZED GAIN               (7,964,201)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                   2,752,314
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                            (5,211,887)

NET INCREASE (DECREASE) IN                $ 4,685,125
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,
                               2000                        1999
                               (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 9,897,012                 $ 19,798,129
income

 Net realized gain (loss)       (7,964,201)                 (9,202,613)

 Change in net unrealized       2,752,314                   (17,582,000)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     4,685,125                   (6,986,484)
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (10,140,273)                (20,097,409)
from net investment income

Share transactions - net        (61,358,511)                75,179,570
increase (decrease)

  TOTAL INCREASE (DECREASE)     (66,813,659)                48,095,677
IN NET ASSETS

NET ASSETS

 Beginning of period            383,521,795                 335,426,118

 End of period (including      $ 316,708,136               $ 383,521,795
undistributed net investment
income of $244,047 and
$487,308, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                (UNAUDITED)                      1999                     1998      1997     1996 E

SELECTED PER-SHARE DATA

Net asset value,  beginning     $ 9.310                          $ 10.020                 $ 9.670   $ 9.490  $ 9.250
of period

Income from Investment
Operations

Net investment income D          .279                             .545                     .545      .552     .090

Net realized and  unrealized     (.124)                           (.696)                   .368      .187     .241
gain (loss)

Total from investment            .155                             (.151)                   .913      .739     .331
operations

Less Distributions

From net investment  income      (.285)                           (.559)                   (.563)    (.559)   (.091)

Net asset value,  end of        $ 9.180                          $ 9.310                  $ 10.020  $ 9.670  $ 9.490
period

TOTAL RETURN B, C                1.70%                            (1.53)%                  9.74%     8.09%    3.58%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 12,019                         $ 15,273                 $ 7,884   $ 1,582  $ 223
(000 omitted)

Ratio of expenses to  average    .85% A                           .87%                     .90% F    .90% F   .90% A, F
net assets

Ratio of net investment          6.07% A                          5.73%                    5.65%     5.98%    6.28% A
income to average  net assets

Portfolio turnover rate          124% A                           174%                     243%      136%     153%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS T

                               SIX MONTHS ENDED APRIL 30,2000  YEARS ENDED OCTOBER 31,

                               (UNAUDITED)                     1999                     1998       1997       1996

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 9.300                         $ 10.020                 $ 9.670    $ 9.490    $ 9.670
period

Income from Investment
Operations

Net investment  income          .274 D                          .541 D                   .546 D     .558 D     .586 D

Net realized  and unrealized    (.115)                          (.710)                   .351       .171       (.180)
gain (loss)

Total from investment           .159                            (.169)                   .897       .729       .406
operations

Less Distributions

From net investment income      (.279)                          (.551)                   (.547)     (.549)     (.586)

Net asset value,  end of       $ 9.180                         $ 9.300                  $ 10.020   $ 9.670    $ 9.490
period

TOTAL RETURN B, C               1.75%                           (1.71)%                  9.56%      7.97%      4.38%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period     $ 177,566                       $ 215,089                $ 212,933  $ 144,948  $ 217,883
(000 omitted)

Ratio of expenses to average    .95% A                          .96%                     1.00% E    1.00% E    1.00%
net assets

Ratio of expenses to average    .95% A                          .95% F                   1.00%      1.00%      .99% F
net assets after expense
reductions

Ratio of net investment         5.97% A                         5.65%                    5.59%      5.88%      6.19%
income to average net assets

Portfolio turnover rate         124% A                          174%                     243%       136%       153%



FINANCIAL HIGHLIGHTS - CLASS T

                               YEARS ENDED OCTOBER 31,

                               1995

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 8.960
period

Income from Investment
Operations

Net investment  income          .594

Net realized  and unrealized    .701
gain (loss)

Total from investment           1.295
operations

Less Distributions

From net investment income      (.585)

Net asset value,  end of       $ 9.670
period

TOTAL RETURN B, C               14.91%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period     $ 208,620
(000 omitted)

Ratio of expenses to average    .89% E
net assets

Ratio of expenses to average    .89%
net assets after expense
reductions

Ratio of net investment         6.34%
income to average net assets

Portfolio turnover rate         261%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999              1998      1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.300                          $ 10.010          $ 9.660   $ 9.490   $ 9.670   $ 8.950
period

Income from Investment
Operations

Net investment income             .245 D                           .479 D            .475 D    .494 D    .520 D    .542

Net realized and unrealized       (.125)                           (.699)            .359      .166      (.177)    .693
gain (loss)

Total from  investment            .120                             (.220)            .834      .660      .343      1.235
operations

Less Distributions

From net  investment income       (.250)                           (.490)            (.484)    (.490)    (.523)    (.515)

Net asset value, end of period   $ 9.170                          $ 9.300           $ 10.010  $ 9.660   $ 9.490   $ 9.670

TOTAL RETURN B, C                 1.32%                            (2.24)%           8.87%     7.20%     3.69%     14.19%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 75,630                         $ 94,871          $ 74,073  $ 18,782  $ 17,355  $ 11,766
(000 omitted)

Ratio of expenses to average      1.59% A                          1.59%             1.65% E   1.65% E   1.67% E   1.65% E
net assets

Ratio of net investment           5.33% A                          5.01%             4.92%     5.24%     5.51%     5.58%
income to average net
assets

Portfolio turnover rate           124% A                           174%              243%      136%      153%      261%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999                     1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.300                          $ 10.020                 $ 9.640
period

Income from Investment
Operations

Net investment income D           .240                             .468                     .450

Net realized and unrealized       (.114)                           (.708)                   .398
gain (loss)

Total from investment             .126                             (.240)                   .848
operations

Less Distributions

From net investment income        (.246)                           (.480)                   (.468)

Net asset value, end of period   $ 9.180                          $ 9.300                  $ 10.020

TOTAL RETURN B, C                 1.39%                            (2.43)%                  9.02%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 30,178                         $ 35,652                 $ 14,954
(000 omitted)

Ratio of expenses to average      1.68% A                          1.69%                    1.75% A, F
net assets

Ratio of net investment           5.24% A                          4.91%                    4.74% A
income to average net assets

Portfolio turnover rate           124% A                           174%                     243%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999                     1998      1997      1996

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.270                          $ 10.000                 $ 9.650   $ 9.480   $ 9.670
period

Income from Investment
Operations

Net investment income             .284 D                           .567 D                   .570 D    .580 D    .604 D

Net realized and unrealized       (.121)                           (.720)                   .352      .165      (.180)
gain (loss)

Total from  investment            .163                             (.153)                   .922      .745      .424
operations

Less Distributions

From net  investment  income      (.293)                           (.577)                   (.572)    (.575)    (.614)

Net asset value, end of period   $ 9.140                          $ 9.270                  $ 10.000  $ 9.650   $ 9.480

TOTAL RETURN B, C                 1.80%                            (1.55)%                  9.86%     8.18%     4.58%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 21,316                         $ 22,636                 $ 25,582  $ 20,366  $ 27,660
(000 omitted)

Ratio of expenses to average      .66% A                           .68%                     .75% F    .75% F    .75% F
net assets

Ratio of net investment           6.26% A                          5.92%                    5.84%     6.12%     6.43%
income to aver- age net
assets

Portfolio turnover rate           124% A                           174%                     243%      136%      153%



FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 YEARS ENDED OCTOBER 31,

                                 1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.560
period

Income from Investment
Operations

Net investment income             .197

Net realized and unrealized       .108
gain (loss)

Total from  investment            .305
operations

Less Distributions

From net  investment  income      (.195)

Net asset value, end of period   $ 9.670

TOTAL RETURN B, C                 3.23%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 14,588
(000 omitted)

Ratio of expenses to average      .75% A, F
net assets

Ratio of net investment           6.48% A
income to aver- age net
assets

Portfolio turnover rate           261%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Government Investment Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase

2. OPERATING POLICIES - CONTINUED

DELAYED DELIVERY TRANSACTIONS - CONTINUED

commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of long-term U.S. government and government agency obligations aggregated $208,113,479 and $269,850,782, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is 0.30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 10,150     $ 110

CLASS T    242,692      3,467

CLASS B    369,808      268,329

CLASS C    164,694      98,323

          $ 787,344    $ 370,229

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 31,779     $ 7,492

CLASS T    88,434       26,040

CLASS B    185,735      185,735*

CLASS C    16,989       16,989*

          $ 322,937    $ 236,256

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund (collectively referred to as the transfer agent). FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS*

CLASS A                $ 13,050   .19

CLASS T                 182,701   .19

CLASS B                 72,362    .18

CLASS C                 27,249    .17

INSTITUTIONAL CLASS     17,007    .16

                       $ 312,369

* ANNUALIZED

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc. maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end there were no security loans outstanding.

6. EXPENSE REDUCTIONS.

Through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $2,370 under this arrangement.

7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                            SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,

                            2000                        1999

FROM NET INVESTMENT INCOME

Class A                     $ 418,483                   $ 712,354

Class T                      5,902,359                   12,190,847

Class B                      2,237,109                   4,349,049

Class C                      883,248                     1,346,657

Institutional Class          699,074                     1,498,502

Total                       $ 10,140,273                $ 20,097,409

8. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods were as follows:

                                SHARES                                              DOLLARS

                                SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,  SIX MONTHS ENDED APRIL 30,

                                2000                        1999                    2000



CLASS A Shares sold              436,519                     4,350,590              $ 4,025,775

Reinvestment of distributions    35,162                      56,426                  322,738

Shares redeemed                  (803,753)                   (3,552,941)             (7,408,865)

Net increase (decrease)          (332,072)                   854,075                $ (3,060,352)

CLASS T Shares sold              5,861,611                   17,547,111             $ 53,825,288

Reinvestment of distributions    552,228                     1,053,527               5,067,783

Shares redeemed                  (10,185,161)                (16,736,818)            (93,300,407)

Net increase (decrease)          (3,771,322)                 1,863,820              $ (34,407,336)

CLASS B Shares sold              1,674,273                   7,298,446              $ 15,420,459

Reinvestment of distributions    175,996                     342,261                 1,613,831

Shares redeemed                  (3,808,397)                 (4,835,159)             (34,937,220)

Net increase (decrease)          (1,958,128)                 2,805,548              $ (17,902,930)

CLASS C Shares sold              810,043                     4,078,555              $ 7,447,783

Reinvestment of distributions    62,117                      83,356                  569,782

Shares redeemed                  (1,416,069)                 (1,822,180)             (12,996,021)

Net increase (decrease)          (543,909)                   2,339,731              $ (4,978,456)

INSTITUTIONAL CLASS Shares       1,282,315                   894,248                $ 11,761,261
sold

Reinvestment of distributions    62,864                      129,392                 574,706

Shares redeemed                  (1,454,925)                 (1,140,602)             (13,345,404)

Net increase (decrease)          (109,746)                   (116,962)              $ (1,009,437)



                                DOLLARS

                                YEAR ENDED OCTOBER 31,

                                1999



CLASS A Shares sold             $ 41,844,902

Reinvestment of distributions    538,689

Shares redeemed                  (34,104,460)

Net increase (decrease)         $ 8,279,131

CLASS T Shares sold             $ 169,027,264

Reinvestment of distributions    10,087,686

Shares redeemed                  (160,930,470)

Net increase (decrease)         $ 18,184,480

CLASS B Shares sold             $ 70,320,373

Reinvestment of distributions    3,271,123

Shares redeemed                  (46,429,578)

Net increase (decrease)         $ 27,161,918

CLASS C Shares sold             $ 39,397,472

Reinvestment of distributions    792,733

Shares redeemed                  (17,548,890)

Net increase (decrease)         $ 22,641,315

INSTITUTIONAL CLASS Shares      $ 8,576,171
sold

Reinvestment of distributions    1,237,833

Shares redeemed                  (10,901,278)

Net increase (decrease)         $ (1,087,274)







INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Investments Money
 Management, Inc.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Dwight D. Churchill, Vice President
Boyce I. Greer, Vice President
Stanley N. Griffith, Assistant Vice President
David L. Murphy, Vice President
Thomas J. Silvia, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Michael Cook
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant(registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

AGOV-SANN-0600  104539
1.703567.102

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
GOVERNMENT INVESTMENT
FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT
APRIL 30, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             7   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    10  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           11  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  15  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 24  Notes to the financial
                          statements.



Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

New indicators of accelerating inflation led to a sharp downturn in equity markets, as the Dow Jones Industrial Average, NASDAQ and S&P 500(Registered trademark) each suffered its worst single-session point decline in history on April 14. Volatility ruled the remainder of the month, with equity markets experiencing both strong rallies and broad sell-offs. Inflation-sensitive Treasuries experienced similar volatility, as prices for the bellwether 10-year note edged lower throughout the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GOVERNMENT INV -  1.80%          1.06%        34.58%        99.27%
INST CL

LB Government Bond             2.25%          1.99%        39.08%        116.62%

General US Government Funds    1.33%          0.19%        32.51%        98.85%
Average


CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Lehman Brothers Government Bond Index - a market value-weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 188 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GOVERNMENT INV -  1.06%        6.12%         7.14%
INST CL

LB Government Bond             1.99%        6.82%         8.04%

General US Government Funds    0.19%        5.78%         7.09%
Average

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Govt Inv -CL I           LB Government Bond
             00697                       LB003
  1990/04/30      10000.00                    10000.00
  1990/05/31      10293.01                    10278.87
  1990/06/30      10441.27                    10441.60
  1990/07/31      10567.83                    10575.18
  1990/08/31      10500.26                    10427.91
  1990/09/30      10570.06                    10527.93
  1990/10/31      10676.25                    10699.93
  1990/11/30      10862.40                    10937.07
  1990/12/31      11002.50                    11106.20
  1991/01/31      11123.22                    11225.44
  1991/02/28      11215.84                    11289.69
  1991/03/31      11260.92                    11347.10
  1991/04/30      11354.49                    11471.63
  1991/05/31      11414.08                    11516.23
  1991/06/30      11407.60                    11499.89
  1991/07/31      11529.88                    11636.34
  1991/08/31      11708.71                    11906.16
  1991/09/30      11920.33                    12155.88
  1991/10/31      12026.82                    12262.31
  1991/11/30      12096.34                    12385.29
  1991/12/31      12482.42                    12807.24
  1992/01/31      12313.11                    12607.86
  1992/02/29      12369.74                    12657.10
  1992/03/31      12284.89                    12583.13
  1992/04/30      12356.87                    12662.40
  1992/05/31      12583.70                    12896.00
  1992/06/30      12757.90                    13080.81
  1992/07/31      12973.32                    13410.47
  1992/08/31      13084.99                    13535.44
  1992/09/30      13206.56                    13726.87
  1992/10/31      13047.32                    13528.81
  1992/11/30      13080.34                    13505.41
  1992/12/31      13291.76                    13732.83
  1993/01/31      13519.41                    14024.51
  1993/02/28      13773.11                    14305.37
  1993/03/31      13852.07                    14353.28
  1993/04/30      13956.43                    14463.68
  1993/05/31      13978.42                    14447.78
  1993/06/30      14253.57                    14768.38
  1993/07/31      14324.16                    14858.47
  1993/08/31      14557.71                    15190.11
  1993/09/30      14584.42                    15248.18
  1993/10/31      14682.24                    15305.81
  1993/11/30      14457.65                    15138.00
  1993/12/31      14535.50                    15196.51
  1994/01/31      14788.94                    15404.50
  1994/02/28      14446.44                    15078.38
  1994/03/31      14009.83                    14739.24
  1994/04/30      13870.05                    14623.32
  1994/05/31      13884.51                    14604.55
  1994/06/30      13837.22                    14570.99
  1994/07/31      14138.90                    14838.82
  1994/08/31      14130.65                    14841.69
  1994/09/30      13932.12                    14632.59
  1994/10/31      13908.55                    14621.55
  1994/11/30      13882.04                    14594.83
  1994/12/31      13976.00                    14683.59
  1995/01/31      14226.90                    14956.94
  1995/02/28      14537.78                    15278.87
  1995/03/31      14634.14                    15374.70
  1995/04/30      14807.45                    15575.62
  1995/05/31      15383.36                    16203.80
  1995/06/30      15491.34                    16328.11
  1995/07/31      15438.13                    16268.05
  1995/08/31      15616.99                    16459.26
  1995/09/30      15764.42                    16617.80
  1995/10/31      15998.85                    16870.83
  1995/11/30      16231.60                    17133.80
  1995/12/31      16452.60                    17376.68
  1996/01/31      16542.00                    17483.33
  1996/02/29      16207.31                    17127.18
  1996/03/31      16063.11                    16984.10
  1996/04/30      15962.75                    16875.69
  1996/05/31      15931.59                    16847.43
  1996/06/30      16119.95                    17064.91
  1996/07/31      16155.79                    17107.09
  1996/08/31      16121.09                    17068.89
  1996/09/30      16380.26                    17352.17
  1996/10/31      16730.89                    17733.94
  1996/11/30      17012.60                    18042.39
  1996/12/31      16836.36                    17858.25
  1997/01/31      16849.80                    17878.12
  1997/02/28      16857.07                    17902.63
  1997/03/31      16693.08                    17713.18
  1997/04/30      16925.07                    17968.87
  1997/05/31      17050.65                    18123.87
  1997/06/30      17247.50                    18327.22
  1997/07/31      17721.99                    18847.43
  1997/08/31      17549.85                    18661.07
  1997/09/30      17821.48                    18941.71
  1997/10/31      18098.72                    19269.38
  1997/11/30      18167.49                    19368.07
  1997/12/31      18350.36                    19570.55
  1998/01/31      18646.84                    19863.33
  1998/02/28      18575.55                    19809.45
  1998/03/31      18607.96                    19865.53
  1998/04/30      18675.74                    19954.96
  1998/05/31      18862.94                    20159.86
  1998/06/30      19069.85                    20389.05
  1998/07/31      19103.17                    20420.62
  1998/08/31      19487.63                    20951.87
  1998/09/30      19989.03                    21516.67
  1998/10/31      19882.57                    21443.36
  1998/11/30      19894.38                    21450.65
  1998/12/31      19910.72                    21498.56
  1999/01/31      20046.64                    21623.32
  1999/02/28      19549.31                    21109.07
  1999/03/31      19645.43                    21191.94
  1999/04/30      19717.99                    21239.96
  1999/05/31      19504.70                    21053.65
  1999/06/30      19433.40                    21010.80
  1999/07/31      19365.13                    20980.35
  1999/08/31      19336.20                    20980.07
  1999/09/30      19557.46                    21150.45
  1999/10/31      19575.22                    21184.37
  1999/11/30      19569.39                    21155.17
  1999/12/31      19477.52                    21018.24
  2000/01/31      19408.72                    21047.66
  2000/02/29      19700.75                    21347.22
  2000/03/31      19977.38                    21722.00
  2000/04/28      19927.14                    21661.90
IMATRL PRASUN   SHR__CHT 20000430 20000523 093234 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Investment Fund - Institutional Class on April 30, 1990. As the chart shows, by April 30, 2000, the value of the investment would have grown to $19,927 - a 99.27% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends reinvested the same $10,000 would have grown to $21,662
- a 116.62% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday
is no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,                        JULY 3, 1995 (COMMENCEMENT OF
                                                                                             SALE OF INSTITUTIONAL CLASS
                                                                                             SHARES) TO OCTOBER 31,

                  2000                        1999                     1998   1997   1996    1995

Dividend returns  3.20%                       5.75%                    6.23%  6.39%  6.54%   2.08%

Capital returns   -1.40%                      -7.30%                   3.63%  1.79%  -1.96%  1.15%

Total returns     1.80%                       -1.55%                   9.86%  8.18%  4.58%   3.23%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 2000  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share           4.68(cents)   29.28(cents)   57.15(cents)

Annualized dividend rate      6.17%         6.40%          6.17%

30-day annualized yield       6.47%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.23 over the past one month, $9.17 over the past six months, and $9.26 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

The Federal Reserve Board delivered
three preemptive strikes against
inflation in the form of quarter-point
interest-rate hikes during the
six-month period ending April 30,
2000, creating a less than ideal
investment environment for bonds.
The Lehman Brothers Aggregate
Bond Index - a widely accepted
measure of taxable-bond
performance - returned only 1.42%
for the period. Treasuries felt the
heat early on, as investors shifted
their focus to high-flying equities or
higher-yielding spread sector
securities - namely corporate
bonds, mortgage securities and
government agencies - which
benefited from a favorable technical
environment. Strong housing
turnover and a fall-off in refinancing
activity spurred mortgages.
Lighter-than-expected supply
rallied corporates, while a
restructuring in the agency market
fueled those issues. However, these
factors were ignored beginning in
January when the U.S. Treasury
announced its intent to re-purchase
long-term debt and cut future
issuance. Treasury prices soared in
response - with their yields
spiraling lower - and with the help
of rising short-term interest rates,
spawned an inverted yield curve,
which occurs when short-term bonds
offer higher yields than their
longer-dated counterparts. Spread
sectors recoiled on the news, with
their yield spreads widening out
relative to Treasuries. The Lehman
Brothers Treasury Index, reflective of
the change in market leadership,
posted a return of 2.58% for the
six-month period, compared to the
Lehman Brothers Corporate Bond,
Mortgage-Backed Securities and
U.S. Agency indexes, which returned
0.11%, 1.26% and 1.16%,
respectively.

(photograph of Tom Silvia)

An interview with Tom Silvia, Portfolio Manager of Fidelity Advisor Government Investment Fund

Q. HOW DID THE FUND PERFORM, TOM?

A. For the six-month period that ended April 30, 2000, the fund's Institutional Class shares provided a total return of 1.80%. To get a sense of how the fund did relative to its competitors, the general U.S. government funds average returned 1.33% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Government Bond Index - which tracks the types of securities in which the fund invests - returned 2.25% for the same six-month period. For the 12-month period that ended April 30, 2000, the fund's Institutional Class shares provided a total return of 1.06%, while the U.S. government funds average returned 0.19% and the Lehman Brothers index returned 1.99%.

Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE DURING THE PAST
SIX MONTHS?

A. The fund's holdings in U.S. Treasury securities - particularly those with long maturities - performed relatively well as the U.S. government bought back older, high-interest Treasury bonds and scaled back its number of auctions of new debt in response to a swelling federal budget surplus. Fortunately, we held more longer-term Treasuries than many of our peers. That said, the fund had a much larger weighting - compared to the Lehman Brothers Government Bond Index - in agency securities and a much smaller weighting in U.S. Treasuries. In addition, the fund had roughly 30% of its investments in mortgage securities, which are not included in the index. While agency and mortgage securities underperformed Treasuries on a price basis, they generated far more income for the fund than Treasuries did, which was a plus.

Q. WHAT OTHER FACTORS CAUSED AGENCY AND MORTGAGE SECURITIES TO PERFORM
POORLY?

A. First off, agency and mortgage securities suffered from a deteriorating supply and demand backdrop. While the Treasury curtailed issuance and bought back outstanding debt, many agencies increased their issuance activity. A second problem was proposals to change the relationship between agencies and the U.S. government. In a surprising development, a senior Treasury official shook up the market when he urged Congress to cut off longstanding but never-used lines of credit that give some agencies - particularly mortgage security issuers Fannie Mae and Freddie Mac - implicit government backing. He also asked Congress to curtail the amount of agency securities that commercial banks could own. Although it remained unclear whether those recommendations would translate into actual policy, investors generally avoided agency and mortgage debt in favor of Treasury securities.

Q. WHAT CHANGES DID YOU MAKE IN RESPONSE TO ALL THESE SHIFTS?

A. I sold some longer-term Treasury securities to lock in their very strong performance and replaced them with agency securities, which I felt were much more attractively priced. As a key indicator of agencies' cheapness, they offered 120 basis points (1.20 percentage points) more in yield than 30-year Treasuries at the end of April. That disparity is wider than it has been over the past decade.

Q. WHERE ELSE DID YOU FIND OPPORTUNITIES DURING THE PAST SIX MONTHS?

A. At various points during the period, I identified opportunities to swap between mortgage securities and callable agency securities. On some occasions, mortgage securities that carried an interest rate of 6.5%, which currently make up the bulk of the mortgage securities market, were more cheaply priced. On other occasions, agency securities issued by Fannie Mae with a 10-year maturity, which are callable in three years, offered the better value. Callable means that the security can be bought back by the issuing agency before maturity. Because the two securities carry the same interest-rate sensitivity, they theoretically should experience similar gains and losses as interest rates move down and up. But that wasn't always the case, so I was able to exploit various price inefficiencies that occur, buying the security that was cheapest and selling the one that looked rich.

Q. WHAT'S YOUR OUTLOOK?

A. The current yield advantage offered by mortgage and agency securities helps position them to perform better than Treasuries, in my view, and I plan to keep relatively large weightings in them. Both of the spread securities are positioned to do well to the extent that their spread relationship relative to Treasuries returns to more normal levels. Their yield advantage over Treasuries also positions them to outpace Treasuries even if spreads remain constant.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks a high level of
current income by investing
in U.S. government securities
and instruments related to
U.S. government securities

START DATE: January 7, 1987

SIZE: as of April 30, 2000;
more than $316 million

MANAGER: Tom Silvia, since
1998; joined Fidelity in
1993

TOM SILVIA ON RECENT
DEVELOPMENTS IN THE
MORTGAGE SECURITIES MARKET:

"Fannie Mae and Freddie Mac are
government-sponsored
enterprises (GSEs) and, as such,
enjoy certain benefits, including a
$4.5 billion line of credit from the
U.S. Treasury. They purchase home
loans from originators such as banks,
thrifts and mortgage banks, which
they hold for their own investment
portfolios. They also pool home loans
into mortgage securities. Whether
they hold mortgages for their
own portfolios or whether they
package them as securities, the
effect is that cash is freed up so that
originators can make new loans. As
a result, Fannie Mae and Freddie
Mac securities make up a
fast-growing share of the government
debt markets at a time when the
Treasury is limiting its issuance.

"Although its emergency line of credit
from the U.S. Treasury has never been
tapped, it carries symbolic
significance because it traditionally
has allowed Fannie Mae and
Freddie Mac to borrow at interest
rates close to the U.S. government's
rate. Renewed government
interest in curbing Fannie's and
Freddie's line of credit and
limiting how much of their
securities commercial banks can
own have caused these securities
to perform poorly recently."

INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF
APRIL 30, 2000

                           % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                    MONTHS AGO

Zero coupon bonds           1.3                      1.1

5 - 5.99%                   14.4                     16.0

6 - 6.99%                   26.6                     28.1

7 - 7.99%                   27.4                     18.8

8 - 8.99%                   21.6                     24.6

9 - 9.99%                   3.7                      3.8

10% and over                2.4                      5.5

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.

AVERAGE YEARS TO MATURITY AS
OF APRIL 30, 2000

                                     6 MONTHS AGO

Years                          9.5   9.7

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF APRIL 30, 2000

                                      6 MONTHS AGO

Years                           5.3   5.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF APRIL 30, 2000                                         AS OF OCTOBER 31, 1999

Mortgage  Securities            30.2%                        Mortgage  Securities                19.6%

CMOs and Other Mortgage                                      CMOs and Other Mortgage
Related Securities               3.6%                        Related Securities                   2.1%

U.S. Treasury  Obligations      18.5%                        U.S. Treasury  Obligations          24.9%

U.S. Government  Agency                                      U.S. Government  Agency
Obligations                     45.0%                        Obligations                         51.2%

Short-Term  Investments and                                  Short-Term  Investments and
Net Other Assets                 2.7%                        Net Other Assets                     2.2%

Row: 1, Col: 1, Value: 30.2                                  Row: 1, Col: 1, Value: 19.6
Row: 1, Col: 2, Value: 0.0                                   Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 3.6                                   Row: 1, Col: 3, Value: 2.1
Row: 1, Col: 4, Value: 0.0                                   Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 18.5                                  Row: 1, Col: 5, Value: 24.9
Row: 1, Col: 6, Value: 0.0                                   Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 45.0                                  Row: 1, Col: 7, Value: 51.2
Row: 1, Col: 8, Value: 2.7                                   Row: 1, Col: 8, Value: 2.2





INVESTMENTS APRIL 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets



U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 63.5%

                                     PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 45.0%

Fannie Mae:

5.125% 2/13/04                       $ 12,000,000                    $ 11,169,360

5.25% 1/15/09                         8,000,000                       6,942,480

5.45% 2/4/02                          5,000,000                       4,807,600

6.5% 8/15/04                          2,900,000                       2,819,786

6.5% 4/29/09                          17,250,000                      15,959,010

7.125% 1/15/30                        23,100,000                      22,865,304

Federal Home Loan Bank 5.83%          7,000,000                       6,554,870
8/25/05

Financing Corp. - coupon              4,500,000                       4,224,735
STRIPS 0% 4/6/01

Freddie Mac:

6.25% 7/15/04                         8,000,000                       7,711,280

7% 2/15/03                            5,000,000                       4,978,100

Government Loan Trusts                908,145                         941,664
(assets of Trust guaranteed
by U.S. Government through
Agency for International
Development) 8.5% 4/1/06

Government Trust Certificates
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency):

Class 1-C, 9.25% 11/15/01             3,120,865                       3,172,578

Class 2-E, 9.4% 5/15/02               457,418                         465,725

Class 3-T, 9.625% 5/15/02             226,278                         228,541

Guaranteed Export Trust
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank):

Series 1993-C, 5.2% 10/15/04          191,200                         182,119

Series 1993-D, 5.23% 5/15/05          218,936                         207,229

Series 1994-A, 7.12% 4/15/06          9,862,285                       9,811,988

Series 1994-F, 8.187% 12/15/04        3,864,423                       3,909,351

Series 1995-A, 6.28% 6/15/04          1,858,235                       1,814,461

Guaranteed Trade Trust
Certificates (assets of
Trust guaranteed by U.S.
Government through Export-
Import Bank):

Series 1994-A, 7.39% 6/26/06          4,875,000                       4,886,212

Series 1994-B, 7.5% 1/26/06           187,811                         187,754

Series 1997-A, 6.104% 7/15/03         2,333,333                       2,286,433

Israel Export Trust                   187,059                         186,479
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1994-1, 6.88% 1/26/03

Overseas Private Investment
Corp. U.S. Government
guaranteed participation
certificate:

Series 1994-195, 6.08%                1,501,625                       1,466,847
8/15/04 (callable)

Series 1996-A1, 6.726%                1,826,087                       1,790,917
9/15/10 (callable)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

                                     PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Private Export Funding Corp.
secured:

5.31% 11/15/03 (a)                   $ 1,700,000                     $ 1,599,173

5.65% 3/15/03                         514,500                         503,973

5.82% 6/15/03 (a)                     8,600,000                       8,140,760

6.86% 4/30/04                         806,000                         796,936

State of Israel (guaranteed           8,000,000                       7,740,960
by U.S. Government through
Agency for International
Development) 6.6% 2/15/08

U.S. Department of Housing
and Urban Development
government guaranteed
participation certificates
Series 1999-A:

5.75% 8/1/06                          2,100,000                       1,936,620

5.96% 8/1/09                          1,800,000                       1,694,358

U.S. Trade Trust Certificates         420,000                         429,114
(assets of Trust guaranteed
by U.S. Government through
Export-Import Bank) 8.17%
1/15/07

TOTAL U.S. GOVERNMENT AGENCY                                          142,412,717
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
18.5%

U.S. Treasury Bonds:

6.5% 11/15/26                         3,000,000                       3,109,230

8.75% 5/15/17                         30,345,000                      37,926,397

8.875% 8/15/17                        9,411,000                       11,906,421

14% 11/15/11                          4,200,000                       5,800,578

TOTAL U.S. TREASURY                                                   58,742,626
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                             201,155,343
GOVERNMENT AGENCY OBLIGATIONS
(Cost $206,518,847)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 30.2%



FANNIE MAE - 23.7%

5.5% 7/1/09                           1,945,305                       1,828,840

6% 9/1/08 to 6/1/14                   9,046,030                       8,574,160

6.5% 6/1/07 to 8/1/29                 15,367,234                      14,422,341

7% 4/1/26 to 9/1/29                   20,844,627                      19,961,426

7.5% 3/1/09 to 3/1/30                 20,690,974                      20,342,154

8% 7/1/29 to 4/1/30                   3,988,799                       3,982,536

8.25% 12/1/01                         658,146                         659,174

8.5% 9/1/16 to 1/1/17                 77,081                          78,376

9% 11/1/11 to 5/1/14                  3,234,498                       3,270,642

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

                                     PRINCIPAL AMOUNT                VALUE (NOTE 1)

FANNIE MAE - CONTINUED

9.25% 9/1/16                         $ 32,830                        $ 34,119

9.5% 11/1/06 to 5/1/20                1,446,627                       1,510,717

11.5% 6/1/19                          278,960                         307,536

12.5% 8/1/15                          11,913                          13,335

                                                                      74,985,356

FREDDIE MAC - 4.3%

6.5% 5/1/08 to 8/1/11                 3,112,151                       3,013,541

6.775% 11/15/03                       4,628,888                       4,526,365

8.5% 8/1/09 to 2/1/10                 209,607                         211,595

8.5% 5/1/30 (b)                       3,640,000                       3,694,600

9% 10/1/08 to 10/1/20                 711,328                         727,953

9.5% 5/1/21 to 7/1/21                 470,190                         491,325

10.5% 1/1/16 to 12/1/20               313,496                         333,290

11% 7/1/13 to 5/1/14                  304,948                         325,291

12.5% 2/1/10 to 6/1/19                344,204                         382,981

                                                                      13,706,941

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 2.2%

7.5% 9/15/06 to 1/15/08               1,409,971                       1,412,367

8% 12/15/23                           4,688,544                       4,710,486

9% 5/15/01 to 12/15/09                180,364                         182,622

10.5% 8/15/16 to 1/20/18              433,680                         467,295

13.5% 7/15/11                         37,211                          42,569

                                                                      6,815,339

TOTAL U.S. GOVERNMENT AGENCY                                          95,507,636
- MORTGAGE SECURITIES
(Cost $97,479,304)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.9%



U.S. GOVERNMENT AGENCY - 2.9%

Fannie Mae REMIC planned
amortization class:

Series 1993-134 Class GA,             2,730,000                       2,680,519
6.5% 2/25/07

Series 1993-160 Class PK,             5,413,000                       5,176,181
6.5% 11/25/22

Freddie Mac REMIC planned             1,446,803                       1,486,590
amortization class Series
1141 Class G, 9% 9/15/21

TOTAL COLLATERALIZED MORTGAGE                                         9,343,290
OBLIGATIONS
(Cost $9,304,983)

COMMERCIAL MORTGAGE
SECURITIES - 0.7%

                                     PRINCIPAL AMOUNT                VALUE (NOTE 1)

Fannie Mae ACES REMIC                $ 2,189,315                     $ 2,155,791
sequential pay Series 1996
M5 Class A1, 7.141% 7/25/10
(Cost $2,208,603)


CASH EQUIVALENTS - 2.7%

                                     MATURITY AMOUNT

Investments in repurchase            $ 8,444,119                       8,440,000
agreements (U.S. Government
Obligations), in a joint
trading account at 5.86%,
dated 4/28/00 due 5/1/00
(Cost $8,440,000)

TOTAL INVESTMENT PORTFOLIO -                                           316,602,060
100.0%
(Cost $323,951,737)

NET OTHER ASSETS - 0.0%                                                    106,076

NET ASSETS - 100%                                                    $ 316,708,136


LEGEND

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,739,933 or 3.1% of net assets.

(b) Security purchased on a delayed delivery or when-issued basis.

INCOME TAX INFORMATION

At April 30, 2000, the aggregate cost of investment securities for income tax purposes was $324,049,995. Net unrealized depreciation aggregated $7,447,935, of which $899,879 related to appreciated investment securities and $8,347,814 related to depreciated investment securities.

At October 31, 1999, the fund had a capital loss carryforward of approximately $8,649,000, all of which will expire on October 31, 2007.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                APRIL 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 316,602,060
value (including repurchase
agreements of $8,440,000)
(cost $323,951,737) -  See
accompanying schedule

Cash                                          10,361

Receivable for investments                    150,139
sold

Receivable for fund shares                    563,371
sold

Interest receivable                           5,071,075

 TOTAL ASSETS                                 322,397,006

LIABILITIES

Payable for investments         $ 3,720,282
purchased on a  delayed
delivery basis

Payable for fund shares          1,389,045
redeemed

Distributions payable            273,699

Accrued management fee           113,107

Distribution fees payable        121,263

Other payables and accrued       71,474
expenses

 TOTAL LIABILITIES                            5,688,870

NET ASSETS                                   $ 316,708,136

Net Assets consist of:

Paid in capital                              $ 341,048,773

Undistributed net investment                  244,047
income

Accumulated undistributed net                 (17,235,007)
realized  gain (loss) on
investments

Net unrealized appreciation                   (7,349,677)
(depreciation) on investments

NET ASSETS                                   $ 316,708,136

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
              APRIL 30, 2000 (UNAUDITED)

CALCULATION OF MAXIMUM             $9.18
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per   share
($12,018,504 (divided by)
1,308,880 shares)

Maximum offering price per         $9.64
share (100/95.25 of $9.18)

CLASS T: NET ASSET VALUE and       $9.18
redemption price per   share
($177,565,528 (divided by)
19,345,505 shares)

Maximum offering price per         $9.51
share (100/96.50 of $9.18)

CLASS B: NET ASSET VALUE and       $9.17
offering price per   share
($75,630,319 (divided by)
8,246,467 shares) A

CLASS C: NET ASSET VALUE and       $9.18
offering price per   share
($30,178,058 (divided by)
3,288,506 shares) A

INSTITUTIONAL CLASS: NET           $9.14
ASSET VALUE, offering price
and redemption price per
share ($21,315,727 (divided
by) 2,331,264 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                            SIX MONTHS ENDED APRIL 30,
                                      2000 (UNAUDITED)

INVESTMENT INCOME                         $ 11,850,430
Interest

Security lending                           14,307

 TOTAL INCOME                              11,864,737

EXPENSES

Management fee                $ 734,562

Transfer agent fees            312,369

Distribution fees              787,344

Accounting and security        50,885
lending fees

Non-interested trustees'       525
compensation

Custodian fees and expenses    12,152

Registration fees              46,316

Audit                          21,391

Legal                          3,303

Miscellaneous                  1,248

 Total expenses before         1,970,095
reductions

 Expense reductions            (2,370)     1,967,725

NET INVESTMENT INCOME                      9,897,012

REALIZED AND UNREALIZED GAIN               (7,964,201)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                   2,752,314
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                            (5,211,887)

NET INCREASE (DECREASE) IN                $ 4,685,125
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,
                               2000                        1999
                               (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 9,897,012                 $ 19,798,129
income

 Net realized gain (loss)       (7,964,201)                 (9,202,613)

 Change in net unrealized       2,752,314                   (17,582,000)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     4,685,125                   (6,986,484)
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (10,140,273)                (20,097,409)
from net investment income

Share transactions - net        (61,358,511)                75,179,570
increase (decrease)

  TOTAL INCREASE (DECREASE)     (66,813,659)                48,095,677
IN NET ASSETS

NET ASSETS

 Beginning of period            383,521,795                 335,426,118

 End of period (including      $ 316,708,136               $ 383,521,795
undistributed net investment
income of $244,047 and
$487,308, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                (UNAUDITED)                      1999                     1998      1997     1996 E

SELECTED PER-SHARE DATA

Net asset value,  beginning     $ 9.310                          $ 10.020                 $ 9.670   $ 9.490  $ 9.250
of period

Income from Investment
Operations

Net investment income D          .279                             .545                     .545      .552     .090

Net realized and  unrealized     (.124)                           (.696)                   .368      .187     .241
gain (loss)

Total from investment            .155                             (.151)                   .913      .739     .331
operations

Less Distributions

From net investment  income      (.285)                           (.559)                   (.563)    (.559)   (.091)

Net asset value,  end of        $ 9.180                          $ 9.310                  $ 10.020  $ 9.670  $ 9.490
period

TOTAL RETURN B, C                1.70%                            (1.53)%                  9.74%     8.09%    3.58%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 12,019                         $ 15,273                 $ 7,884   $ 1,582  $ 223
(000 omitted)

Ratio of expenses to  average    .85% A                           .87%                     .90% F    .90% F   .90% A, F
net assets

Ratio of net investment          6.07% A                          5.73%                    5.65%     5.98%    6.28% A
income to average  net assets

Portfolio turnover rate          124% A                           174%                     243%      136%     153%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS T

                               SIX MONTHS ENDED APRIL 30,2000  YEARS ENDED OCTOBER 31,

                               (UNAUDITED)                     1999                     1998       1997       1996

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 9.300                         $ 10.020                 $ 9.670    $ 9.490    $ 9.670
period

Income from Investment
Operations

Net investment  income          .274 D                          .541 D                   .546 D     .558 D     .586 D

Net realized  and unrealized    (.115)                          (.710)                   .351       .171       (.180)
gain (loss)

Total from investment           .159                            (.169)                   .897       .729       .406
operations

Less Distributions

From net investment income      (.279)                          (.551)                   (.547)     (.549)     (.586)

Net asset value,  end of       $ 9.180                         $ 9.300                  $ 10.020   $ 9.670    $ 9.490
period

TOTAL RETURN B, C               1.75%                           (1.71)%                  9.56%      7.97%      4.38%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period     $ 177,566                       $ 215,089                $ 212,933  $ 144,948  $ 217,883
(000 omitted)

Ratio of expenses to average    .95% A                          .96%                     1.00% E    1.00% E    1.00%
net assets

Ratio of expenses to average    .95% A                          .95% F                   1.00%      1.00%      .99% F
net assets after expense
reductions

Ratio of net investment         5.97% A                         5.65%                    5.59%      5.88%      6.19%
income to average net assets

Portfolio turnover rate         124% A                          174%                     243%       136%       153%



FINANCIAL HIGHLIGHTS - CLASS T

                               YEARS ENDED OCTOBER 31,

                               1995

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 8.960
period

Income from Investment
Operations

Net investment  income          .594

Net realized  and unrealized    .701
gain (loss)

Total from investment           1.295
operations

Less Distributions

From net investment income      (.585)

Net asset value,  end of       $ 9.670
period

TOTAL RETURN B, C               14.91%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period     $ 208,620
(000 omitted)

Ratio of expenses to average    .89% E
net assets

Ratio of expenses to average    .89%
net assets after expense
reductions

Ratio of net investment         6.34%
income to average net assets

Portfolio turnover rate         261%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999              1998      1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.300                          $ 10.010          $ 9.660   $ 9.490   $ 9.670   $ 8.950
period

Income from Investment
Operations

Net investment income             .245 D                           .479 D            .475 D    .494 D    .520 D    .542

Net realized and unrealized       (.125)                           (.699)            .359      .166      (.177)    .693
gain (loss)

Total from  investment            .120                             (.220)            .834      .660      .343      1.235
operations

Less Distributions

From net  investment income       (.250)                           (.490)            (.484)    (.490)    (.523)    (.515)

Net asset value, end of period   $ 9.170                          $ 9.300           $ 10.010  $ 9.660   $ 9.490   $ 9.670

TOTAL RETURN B, C                 1.32%                            (2.24)%           8.87%     7.20%     3.69%     14.19%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 75,630                         $ 94,871          $ 74,073  $ 18,782  $ 17,355  $ 11,766
(000 omitted)

Ratio of expenses to average      1.59% A                          1.59%             1.65% E   1.65% E   1.67% E   1.65% E
net assets

Ratio of net investment           5.33% A                          5.01%             4.92%     5.24%     5.51%     5.58%
income to average net
assets

Portfolio turnover rate           124% A                           174%              243%      136%      153%      261%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999                     1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.300                          $ 10.020                 $ 9.640
period

Income from Investment
Operations

Net investment income D           .240                             .468                     .450

Net realized and unrealized       (.114)                           (.708)                   .398
gain (loss)

Total from investment             .126                             (.240)                   .848
operations

Less Distributions

From net investment income        (.246)                           (.480)                   (.468)

Net asset value, end of period   $ 9.180                          $ 9.300                  $ 10.020

TOTAL RETURN B, C                 1.39%                            (2.43)%                  9.02%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 30,178                         $ 35,652                 $ 14,954
(000 omitted)

Ratio of expenses to average      1.68% A                          1.69%                    1.75% A, F
net assets

Ratio of net investment           5.24% A                          4.91%                    4.74% A
income to average net assets

Portfolio turnover rate           124% A                           174%                     243%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999                     1998      1997      1996

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.270                          $ 10.000                 $ 9.650   $ 9.480   $ 9.670
period

Income from Investment
Operations

Net investment income             .284 D                           .567 D                   .570 D    .580 D    .604 D

Net realized and unrealized       (.121)                           (.720)                   .352      .165      (.180)
gain (loss)

Total from  investment            .163                             (.153)                   .922      .745      .424
operations

Less Distributions

From net  investment  income      (.293)                           (.577)                   (.572)    (.575)    (.614)

Net asset value, end of period   $ 9.140                          $ 9.270                  $ 10.000  $ 9.650   $ 9.480

TOTAL RETURN B, C                 1.80%                            (1.55)%                  9.86%     8.18%     4.58%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 21,316                         $ 22,636                 $ 25,582  $ 20,366  $ 27,660
(000 omitted)

Ratio of expenses to average      .66% A                           .68%                     .75% F    .75% F    .75% F
net assets

Ratio of net investment           6.26% A                          5.92%                    5.84%     6.12%     6.43%
income to average net
assets

Portfolio turnover rate           124% A                           174%                     243%      136%      153%



FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 YEARS ENDED OCTOBER 31,

                                 1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.560
period

Income from Investment
Operations

Net investment income             .197

Net realized and unrealized       .108
gain (loss)

Total from  investment            .305
operations

Less Distributions

From net  investment  income      (.195)

Net asset value, end of period   $ 9.670

TOTAL RETURN B, C                 3.23%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 14,588
(000 omitted)

Ratio of expenses to average      .75% A, F
net assets

Ratio of net investment           6.48% A
income to aver- age net
assets

Portfolio turnover rate           261%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Government Investment Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase

2. OPERATING POLICIES - CONTINUED

DELAYED DELIVERY TRANSACTIONS - CONTINUED

commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of long-term U.S. government and government agency obligations aggregated $208,113,479 and $269,850,782, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is 0.30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 10,150     $ 110

CLASS T    242,692      3,467

CLASS B    369,808      268,329

CLASS C    164,694      98,323

          $ 787,344    $ 370,229

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 31,779     $ 7,492

CLASS T    88,434       26,040

CLASS B    185,735      185,735*

CLASS C    16,989       16,989*

          $ 322,937    $ 236,256

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund (collectively referred to as the transfer agent). FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS*

CLASS A                $ 13,050   .19

CLASS T                 182,701   .19

CLASS B                 72,362    .18

CLASS C                 27,249    .17

INSTITUTIONAL CLASS     17,007    .16

                       $ 312,369

* ANNUALIZED

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc. maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end there were no security loans outstanding.

6. EXPENSE REDUCTIONS.

Through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $2,370 under this arrangement.

7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                            SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,

                            2000                        1999

FROM NET INVESTMENT INCOME

Class A                     $ 418,483                   $ 712,354

Class T                      5,902,359                   12,190,847

Class B                      2,237,109                   4,349,049

Class C                      883,248                     1,346,657

Institutional Class          699,074                     1,498,502

Total                       $ 10,140,273                $ 20,097,409

8. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods were as follows:

                                SHARES                                              DOLLARS

                                SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,  SIX MONTHS ENDED APRIL 30,

                                2000                        1999                    2000



CLASS A Shares sold              436,519                     4,350,590              $ 4,025,775

Reinvestment of distributions    35,162                      56,426                  322,738

Shares redeemed                  (803,753)                   (3,552,941)             (7,408,865)

Net increase (decrease)          (332,072)                   854,075                $ (3,060,352)

CLASS T Shares sold              5,861,611                   17,547,111             $ 53,825,288

Reinvestment of distributions    552,228                     1,053,527               5,067,783

Shares redeemed                  (10,185,161)                (16,736,818)            (93,300,407)

Net increase (decrease)          (3,771,322)                 1,863,820              $ (34,407,336)

CLASS B Shares sold              1,674,273                   7,298,446              $ 15,420,459

Reinvestment of distributions    175,996                     342,261                 1,613,831

Shares redeemed                  (3,808,397)                 (4,835,159)             (34,937,220)

Net increase (decrease)          (1,958,128)                 2,805,548              $ (17,902,930)

CLASS C Shares sold              810,043                     4,078,555              $ 7,447,783

Reinvestment of distributions    62,117                      83,356                  569,782

Shares redeemed                  (1,416,069)                 (1,822,180)             (12,996,021)

Net increase (decrease)          (543,909)                   2,339,731              $ (4,978,456)

INSTITUTIONAL CLASS Shares       1,282,315                   894,248                $ 11,761,261
sold

Reinvestment of distributions    62,864                      129,392                 574,706

Shares redeemed                  (1,454,925)                 (1,140,602)             (13,345,404)

Net increase (decrease)          (109,746)                   (116,962)              $ (1,009,437)



                                DOLLARS

                                YEAR ENDED OCTOBER 31,

                                1999



CLASS A Shares sold             $ 41,844,902

Reinvestment of distributions    538,689

Shares redeemed                  (34,104,460)

Net increase (decrease)         $ 8,279,131

CLASS T Shares sold             $ 169,027,264

Reinvestment of distributions    10,087,686

Shares redeemed                  (160,930,470)

Net increase (decrease)         $ 18,184,480

CLASS B Shares sold             $ 70,320,373

Reinvestment of distributions    3,271,123

Shares redeemed                  (46,429,578)

Net increase (decrease)         $ 27,161,918

CLASS C Shares sold             $ 39,397,472

Reinvestment of distributions    792,733

Shares redeemed                  (17,548,890)

Net increase (decrease)         $ 22,641,315

INSTITUTIONAL CLASS Shares      $ 8,576,171
sold

Reinvestment of distributions    1,237,833

Shares redeemed                  (10,901,278)

Net increase (decrease)         $ (1,087,274)


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Investments Money
 Management, Inc.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Dwight D. Churchill, Vice President
Boyce I. Greer, Vice President
Stanley N. Griffith, Assistant Vice President
David L. Murphy, Vice President
Thomas J. Silvia, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Michael Cook
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant(registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

AGOVI-SANN-0600  104540
1.703568.102

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
HIGH INCOME
FUND - CLASS A, CLASS T, CLASS B
AND CLASS C

SEMIANNUAL REPORT
APRIL 30, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             16  The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    19  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           20  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  33  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 42  Notes to the financial
                          statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

New indicators of accelerating inflation led to a sharp downturn in equity markets, as the Dow Jones Industrial Average, NASDAQ and S&P 500(Registered trademark) each suffered its worst single-session point decline in history on April 14. Volatility ruled the remainder of the month, with equity markets experiencing both strong rallies and broad sell-offs. Inflation-sensitive Treasuries experienced similar volatility, as prices for the bellwether 10-year note edged lower throughout the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR HIGH INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000       PAST 6 MONTHS  LIFE OF FUND

FIDELITY ADV HIGH INCOME - CL A    5.10%          5.37%

FIDELITY ADV HIGH INCOME - CL      0.11%          0.36%
A   (INCL. 4.75% SALES CHARGE)

ML High Yield Master II            0.25%          -0.73%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months or since the fund started on September 7, 1999. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. This benchmark includes reinvested dividends and capital gains, if any.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 OVER LIFE OF FUND
             FA High Income CL A         ML High Yield Master II
             00374                       ML012
  1999/09/07       9525.00                    10000.00
  1999/09/30       9509.89                     9956.60
  1999/10/31       9549.21                     9902.56
  1999/11/30       9723.42                    10031.69
  1999/12/31       9853.79                    10092.24
  2000/01/31       9959.68                    10053.60
  2000/02/29      10122.21                    10075.09
  2000/03/31      10034.20                     9927.21
  2000/04/28      10036.27                     9927.35
IMATRL PRASUN   SHR__CHT 20000430 20000518 145043 R00000000000011

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Income Fund - Class A on September 7, 1999, when the fund started, and the current 4.75% sales charge was paid. As the chart shows, by April 30, 2000, the value of the investment would have grown to $10,036 - a 0.36% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have decreased to $9,927 - a 0.73% decrease.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED  APRIL 30,  SEPTEMBER 7, 1999
                                               (COMMENCEMENT  OF
                                               OPERATIONS) TO OCTOBER 31,

                  2000                          1999

Dividend returns  4.09%                         1.05%

Capital returns   1.01%                         -0.80%

Total returns     5.10%                         0.25%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 2000  PAST 1 MONTH  PAST 6 MONTHS  LIFE OF CLASS

Dividends per share           7.21(cents)   40.28(cents)   50.81(cents)

Annualized dividend rate      8.76%         7.99%          7.80%

30-day annualized yield       -             -              -

DIVIDENDS per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of $10.01 over the past one month, $10.11 over the past six months and $10.08 over the life of the class. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class A has a longer more stable operating history.

FIDELITY ADVISOR HIGH INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000       PAST 6 MONTHS  LIFE OF FUND

FIDELITY ADV HIGH INCOME - CL T    4.92%          5.16%

FIDELITY ADV HIGH INCOME - CL      1.25%          1.48%
T   (INCL. 3.50% SALES CHARGE)

ML High Yield Master II            0.25%          -0.73%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months or since the fund started on September 7, 1999. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. This benchmark includes reinvested dividends and capital gains, if any.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 OVER LIFE OF FUND
             FA High Income CL T         ML High Yield Master II
             00378                       ML012
  1999/09/07       9650.00                    10000.00
  1999/09/30       9634.11                     9956.60
  1999/10/31       9672.56                     9902.56
  1999/11/30       9845.08                    10031.69
  1999/12/31       9976.50                    10092.24
  2000/01/31      10073.12                    10053.60
  2000/02/29      10236.90                    10075.09
  2000/03/31      10147.02                     9927.21
  2000/04/28      10148.22                     9927.35
IMATRL PRASUN   SHR__CHT 20000430 20000518 150122 R00000000000011

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Income Fund - Class T on September 7, 1999, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by April 30, 2000, the value of the investment would have grown to $10,148 - a 1.48% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have decreased to $9,927 - a 0.73% decrease.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                 SIX MONTHS ENDED  APRIL 30,  SEPTEMBER 7, 1999
                                              (COMMENCEMENT  OF
                                              OPERATIONS) TO OCTOBER 31,

                  2000                         1999

Dividend returns  4.01%                        1.03%

Capital returns   0.91%                        -0.80%

Total returns     4.92%                        0.23%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 2000  PAST 1 MONTH  PAST 6 MONTHS  LIFE OF CLASS

Dividends per share           7.12(cents)   39.50(cents)   49.82(cents)

Annualized dividend rate      8.66%         7.84%          7.65%

30-day annualized yield       -             -              -

DIVIDENDS per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of of $10.00 over the past one month, $10.11 over the past six months and $10.07 over the life of the class. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class T has a longer more stable operating history.

FIDELITY ADVISOR HIGH INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. Class B shares' contingent deferred sales charges included in the past six months and life of fund total return figures are 5% and 5%, respectively.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000           PAST 6 MONTHS  LIFE OF FUND

FIDELITY ADV HIGH INCOME - CL B        4.47%          4.67%

FIDELITY ADV HIGH INCOME - CL          -0.53%         -0.33%
B   (INCL. CONTINGENT
DEFERRED SALES CHARGE)

ML High Yield Master II                0.25%          -0.73%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months or since the fund started on September 7, 1999. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. This benchmark includes reinvested dividends and capital gains, if any.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 OVER LIFE OF FUND
             FA High Income CL B         ML High Yield Master II
             00375                       ML012
  1999/09/07      10000.00                    10000.00
  1999/09/30       9984.45                     9956.60
  1999/10/31      10019.40                     9902.56
  1999/11/30      10181.85                    10031.69
  1999/12/31      10312.13                    10092.24
  2000/01/31      10406.29                    10053.60
  2000/02/29      10580.53                    10075.09
  2000/03/31      10471.47                     9927.21
  2000/04/28      9967.00                     9927.35
IMATRL PRASUN   SHR__CHT 20000430 20000518 152519 R00000000000011

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Income Fund - Class B on September 7, 1999, when the fund started. As the chart shows, by April 30, 2000, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $9,967 - a 0.33% decrease on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have decreased to $9,927 - a 0.73% decrease.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.


TOTAL RETURN COMPONENTS
                 SIX MONTHS ENDED  APRIL 30,  SEPTEMBER 7, 1999
                                              (COMMENCEMENT  OF
                                              OPERATIONS) TO OCTOBER 31,

                  2000                        1999

Dividend returns  3.66%                       0.99%

Capital returns   0.81%                       -0.80%

Total returns     4.47%                       0.19%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 2000  PAST 1 MONTH  PAST 6 MONTHS  LIFE OF CLASS

Dividends per share           6.60(cents)   36.14(cents)   46.07(cents)

Annualized dividend rate      8.04%         7.18%          7.08%

30-day annualized yield       -             -              -

DIVIDENDS per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of $9.99 over the past one month, $10.10 over the past six months and $10.07 over the life of the class. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class B has a longer more stable operating history.

FIDELITY ADVISOR HIGH INCOME FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. Class C's contingent deferred sales charges included in the past six months and life of fund total return figures are 1% and 1%, respectively.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000       PAST 6 MONTHS  LIFE OF FUND

FIDELITY ADV HIGH INCOME - CL C    4.51%          4.60%

FIDELITY ADV HIGH INCOME - CL      3.51%          3.60%
C   (INCL. CONTINGENT
DEFERRED SALES CHARGE)

ML High Yield Master II            0.25%          -0.73%

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months or since the fund started on September 7, 1999. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. This benchmark includes reinvested dividends and capital gains, if any.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 OVER LIFE OF FUND
             FA High Income CL C         ML High Yield Master II
             00376                       ML012
  1999/09/07      10000.00                    10000.00
  1999/09/30       9984.36                     9956.60
  1999/10/31      10007.74                     9902.56
  1999/11/30      10178.73                    10031.69
  1999/12/31      10307.89                    10092.24
  2000/01/31      10401.21                    10053.60
  2000/02/29      10574.50                    10075.09
  2000/03/31      10464.61                     9927.21
  2000/04/28      10360.00                     9927.35
IMATRL PRASUN   SHR__CHT 20000430 20000518 154148 R00000000000011

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Income Fund - Class C on September 7, 1999, when the fund started. As the chart shows, by April 30, 2000, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $10,360 - a 3.60% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have decreased to $9,927
- a 0.73% decrease.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS
                  SIX MONTHS ENDED  APRIL 30,  SEPTEMBER 7, 1999
                                               (COMMENCEMENT  OF
                                               OPERATIONS) TO OCTOBER 31,

                  2000                         1999

Dividend returns  3.60%                        0.98%

Capital returns   0.91%                        -0.90%

Total returns     4.51%                        0.08%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 2000  PAST 1 MONTH  PAST 6 MONTHS  LIFE OF CLASS

Dividends per share           6.52(cents)   35.55(cents)   45.32(cents)

Annualized dividend rate      7.94%         7.06%          6.96%

30-day annualized yield       -             -              -

DIVIDENDS per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of $9.99 over the past one month, $10.10 over the past six months and $10.07 over the life of the class. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class C has a longer more stable operating history.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

The high-yield bond market eked out
a positive return over the past six
months ending April 30, 2000,
despite facing numerous obstacles
along the way, including widening
credit spreads, competition from the
high-flying NASDAQ market and
negative outflows from high-yield
mutual funds. For the six-month
period ending April 30, 2000, the
Merrill Lynch High Yield Master II
Index - a broad measure of the
high-yield market - had a marginal
gain of 0.25%. A short-lived rally in
the fourth quarter of 1999 was
responsible for the majority of this
positive performance, as investor
sentiment was geared toward more
aggressive investment opportunities.
Still, the high-yield sector lost a good portion of its inflows to the technology-rich NASDAQ market's double- and triple-digit gains during the period. And when the NASDAQ faltered in March and April of 2000, the high-yield market tumbled as well.
Restrictive monetary policy by the
Federal Reserve Board, which hiked
interest rates three times during the
six-month period, also put a damper
on high-yield bond performance, as
did widening credit spreads, or the
premium that investors demand for
higher perceived levels of risk versus
Treasury securities. For the period,
the high-yield sector trailed the
performance of the overall U.S.
taxable bond market, as measured
by the Lehman Brothers Aggregate
Bond Index, which gained 1.42%
during the past six months.

(photograph of David Glancy)

An interview with David Glancy, Portfolio Manager of Fidelity Advisor High Income Fund

Q. DAVID, HOW DID THE FUND PERFORM?

A. For the six months that ended April 30, 2000, the fund's Class A, Class T, Class B and Class C shares had total returns of 5.10%, 4.92%, 4.47% and 4.51%, respectively. The high-yield market, as measured by the Merrill Lynch High Yield Master II Index, returned 0.25%. Since the fund's inception on September 7, 1999, the fund's Class A, Class T, Class B and Class C shares returned 5.37%, 5.16%, 4.67% and 4.60%, respectively, while the Merrill Lynch index returned -0.73%.We will be able to use a comparison to the high current yield funds average tracked by Lipper Inc. in our next report six months from now, after the fund has been in existence for more than one year.

Q. WHAT HELPED THE FUND BEAT THE INDEX?

A. The fund was more insulated than the index against several negative influences: higher interest rates, shrinking liquidity in global credit markets, increased default rates and net outflows from high-yield mutual funds. Specifically, the fund focused on high-yield bonds with relatively short maturities - which made them less susceptible to the price declines brought on by higher rates - and on issuers with relatively higher credit quality. In addition, the fund benefited from its modest position in the leveraged equities of high-yield companies, investments that provided strong performance over the period.

Q. DID YOU CHANGE YOUR STRATEGY WITH THE CORE HIGH-YIELD PORTION OF THE PORTFOLIO OVER THE COURSE OF THE SIX-MONTH PERIOD?

A. Yes, I did. Late in the period, junk bond prices fell to very attractive levels. As a result, I became more willing to expand my focus beyond my core investments in order to invest in values offered by lesser-quality credits that met our analytical scrutiny. In terms of sectors, there weren't many changes to how I allocated the fund, with the exception of limiting our position in cable companies. The fundamentals for this industry deteriorated due to the competition posed by satellite, DSL - digital subscriber lines, which can carry telephone and Internet services simultaneously over the same line - and other formats that consumers are increasingly favoring over cable delivery of communications, Internet and entertainment content. Beyond that, the fund maintained a significant stake in telecommunications and satellite issuers.

Q. WHAT SORT OF APPROACH DID YOU TAKE WITH THE FUND'S INVESTMENTS
BEYOND HIGH YIELD?

A. The fund continued to own little distressed debt. Opportunities were few and far between in an area characterized by poorly run companies with bad balance sheets and poor prospects. Leveraged equities - common stocks of companies that have high-yield bonds outstanding - continued to be a small but important part of the fund.

Q. WHICH INVESTMENTS WERE PARTICULARLY HELPFUL FOR PERFORMANCE? WHAT ABOUT DISAPPOINTMENTS?

A. Large positions in several short-maturity names - Specialty Foods, listed in the financial statements as SFC New Holdings, U.S. Home and Dictaphone - provided strong double-digit returns over the past six months, with little credit risk. And our investment in Arcadia Financial worked out well - reflecting the quality of the research done by our team of analysts - as the company was acquired by Associates First Capital, an investment-grade consumer finance company. On the down side, the fund's large position in Pathmark suffered because the Federal Trade Commission killed the company's plans to be acquired by Ahold, an investment-grade supermarket company. Nevertheless, Pathmark's business continued to do well and its balance sheet appeared fixable, so I maintained the fund's stake in the company.

Q. WHAT'S YOUR OUTLOOK?

A. All of the conditions that led to a poor backdrop for the market could persist for some time. Regardless of the backdrop, I do know that high-yield bonds offer a certain price to be paid back at a certain date, provided the issuer maintains its ability to pay off the interest and principal. Equities, on the other hand, have no future set price. If I do my credit work well, the bonds I choose for the fund will eventually be paid off at par - or face value - after having paid very attractive coupons - or interest. Currently, there are many bonds of good companies selling well below par. Provided the companies' businesses continue to do well, their bonds should appreciate significantly as they approach maturity, when they must be paid at par. Therefore, I believe a well-managed high-yield fund that capitalizes on these opportunities and does its credit research could earn very good returns over the next year or two.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks a high level of
current income; the fund may
also seek capital
appreciation

START DATE: September 7,
1999

SIZE: as of April 30, 2000,
more than $34 million

MANAGER: David Glancy,
since inception; joined
Fidelity in 1990

DAVID GLANCY ON HIS
APPROACH TOWARD BUYING
AND SELLING:

"In the high-yield market, it
helps to be a buyer when everyone
is selling, and to be a seller when
everyone is buying. Behind this
approach is the high-yield market's
tendency to offer technical buying
opportunities every 12 to 18 months
when conditions arise that affect
the supply and demand of
high-yield bonds. Recent examples
of technical buying opportunities
driven by shrinking demand include
the international financial crisis
in 1998 and concerns related to
Y2K in late 1999. Liquidity shrank
because people didn't want to own
high-yield bonds for one reason or
another and looked to sell them in
order to raise cash. It's precisely at
times like these that I like to step
in and buy bonds at significant
discounts to par. That's why the
fund sometimes carries a cash
position of as much as 10%, so I
can have money at my disposal to
go on a shopping spree."


INVESTMENT CHANGES





TOP FIVE HOLDINGS AS OF APRIL
30, 2000

(BY ISSUER, EXCLUDING CASH     % OF FUND'S NET ASSETS   % OF FUND'S NET ASSETS 6
EQUIVALENTS)                                            MONTHS AGO

International Cabletel, Inc.    6.3                      1.9

Century Communications Corp.    5.8                      0.0

NEXTLINK Communications, Inc.   5.4                      2.7

U.S. Home Corp                  5.3                      0.0

Adelphia Communications Corp.   3.5                      1.9

                                26.3                     6.5

TOP FIVE MARKET SECTORS AS OF
APRIL 30, 2000

                               % OF FUND'S NET ASSETS   % OF FUND'S NET ASSETS 6
                                                        MONTHS AGO

Media & Leisure                 35.1                     17.5

Utilities                       22.9                     26.1

Technology                      10.2                     4.6

Construction & Real Estate      6.7                      0.0

Finance                         6.0                      3.0

QUALITY DIVERSIFICATION AS OF
APRIL 30, 2000

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6
                                                        MONTHS AGO

Aaa, Aa, A                      2.1                      0.0

Baa                             0.4                      0.0

Ba                              5.4                      10.4

B                               65.9                     46.0

Caa, Ca, C                      10.5                     4.6

Not Rated                       1.7                      4.6


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT
AVAILABLE, WE HAVE USED S&P     (registered trademark) RATINGS.
UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT APRIL 30, 2000 AND OCTOBER 31, 1999 ACCOUNT FOR 1.7% AND 4.6%, RESPECTIVELY, OF THE FUND'S INVESTMENTS.

ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF APRIL 30, 2000 *                                        AS OF OCTOBER 31, 1999 **

Nonconvertible  Bonds           81.9%                         Nonconvertible  Bonds                 65.4%

Convertible Bonds, Preferred                                  Convertible Bonds, Preferred
Stocks                           8.0%                         Stocks                                 3.0%

Common Stocks                    4.1%                         Common Stocks                          0.4%

Other Investments                3.7%                         Other Investments                      0.0%

Short-Term  Investments and                                   Short-Term  Investments and
Net Other Assets                 2.3%                         Net Other Assets                      31.2%

* FOREIGN  INVESTMENTS           8.7%                         ** FOREIGN INVESTMENTS                 8.9%

Row: 1, Col: 1, Value: 81.90000000000001                      Row: 1, Col: 1, Value: 65.40000000000001
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 8.0                                    Row: 1, Col: 3, Value: 3.0
Row: 1, Col: 4, Value: 0.0                                    Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 4.1                                    Row: 1, Col: 5, Value: 0.4
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 3.7                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 2.3                                    Row: 1, Col: 8, Value: 31.2







INVESTMENTS APRIL 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets



CORPORATE BONDS - 82.8%

MOODY'S RATINGS (UNAUDITED) (F)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

CONVERTIBLE BONDS - 0.9%

HEALTH - 0.8%

MEDICAL FACILITIES MANAGEMENT
- 0.8%

Tenet Healthcare Corp. 6%         B1        $ 140,000                      $ 114,800
12/1/05

Total Renal Care Holdings,
Inc.:

7% 5/15/09                        B1         110,000                        60,500

7% 5/15/09 (d)                    B3         160,000                        89,600

                                                                            264,900

MEDIA & LEISURE - 0.1%

LODGING & GAMING - 0.1%

Hilton Hotels Corp. 5% 5/15/06    Ba2        40,000                         30,200

TOTAL CONVERTIBLE BONDS                                                     295,100

NONCONVERTIBLE BONDS - 81.9%

BASIC INDUSTRIES - 2.7%

CHEMICALS & PLASTICS - 1.6%

Huntsman Corp. 9.5% 7/1/07 (d)    B2         600,000                        546,000

METALS & MINING - 0.5%

Kaiser Aluminum & Chemical        B1         175,000                        168,000
Corp.  9.875% 2/15/02

PACKAGING & CONTAINERS - 0.2%

Gaylord Container Corp.           Caa2       100,000                        78,000
9.875% 2/15/08

PAPER & FOREST PRODUCTS - 0.4%

Container Corp. of America        B2         100,000                        102,000
gtd.  11.25% 5/1/04

Crown Paper Co. 11% 9/1/05 (b)    Ca         50,000                         14,000

                                                                            116,000

TOTAL BASIC INDUSTRIES                                                      908,000

CONSTRUCTION & REAL ESTATE -
6.5%

BUILDING MATERIALS - 0.7%

Building Materials Corp. of       Ba3        45,000                         38,138
America  8% 12/1/08

Nortek, Inc. 9.875% 3/1/04        B3         175,000                        165,375

Numatics, Inc. 9.625% 4/1/08      B3         52,000                         41,210

                                                                            244,723

CONSTRUCTION - 5.4%

Lennar Corp. 9.95% 5/1/10 (d)     Ba1        45,000                         41,541

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

CONSTRUCTION & REAL ESTATE -
CONTINUED

CONSTRUCTION - CONTINUED

U.S. Home Corp.:

8.875% 2/15/09                    B1        $ 1,765,000                    $ 1,800,300

8.88% 8/15/07                     B1         10,000                         10,175

                                                                            1,852,016

REAL ESTATE - 0.4%

LNR Property Corp. 9.375%         B1         145,000                        126,875
3/15/08

TOTAL CONSTRUCTION & REAL                                                   2,223,614
ESTATE

DURABLES - 0.1%

TEXTILES & APPAREL - 0.1%

St. John Knits International,     B3         40,000                         37,400
Inc. 12.5% 7/1/09

ENERGY - 0.2%

OIL & GAS - 0.2%

Benton Oil & Gas Co. 11.625%      B3         25,000                         17,000
5/1/03

Gothic Production Corp.           B3         50,000                         42,250
11.125% 5/1/05

                                                                            59,250

FINANCE - 5.0%

CREDIT & OTHER FINANCE - 4.6%

AMRESCO, Inc. 9.875% 3/15/05      Caa3       140,000                        96,600

Arcadia Financial Ltd.:

11.5% 3/15/07                     A1         660,000                        712,800

Delta Financial Corp. 9.5%        B3         255,000                        140,250
8/1/04

GS Escrow Corp.:

6.75% 8/1/01                      Ba1        300,000                        287,499

7% 8/1/03                         Ba1        40,000                         36,237

Macsaver Financial Services,
Inc.:

7.4% 2/15/02                      Ba2        10,000                         7,500

7.875% 8/1/03                     Ba2        95,000                         71,250

Metris Companies, Inc. 10%        Ba3        210,000                        196,350
11/1/04

                                                                            1,548,486

INSURANCE - 0.4%

Reliance Group Holdings, Inc.     Ba2        165,000                        150,150
9% 11/15/00

TOTAL FINANCE                                                               1,698,636

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

HEALTH - 1.6%

MEDICAL FACILITIES MANAGEMENT
- 1.6%

Fountain View, Inc. 11.25%        Caa1      $ 120,000                      $ 66,000
4/15/08

Oxford Health Plans, Inc. 11%     Caa1       175,000                        178,500
5/15/05

Tenet Healthcare Corp.:

8.125% 12/1/08                    Ba3        50,000                         46,250

8.625% 1/15/07                    Ba3        20,000                         19,100

Unilab Corp. 12.75% 10/1/09       B3         233,000                        232,418

                                                                            542,268

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.2%

ELECTRICAL EQUIPMENT - 0.9%

Loral Space & Communications      B1         445,000                        304,825
Ltd.  9.5% 1/15/06

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.3%

Thermadyne Holdings Corp. 0%      Caa1       25,000                         10,000
6/1/08 (c)

Thermadyne Manufacturing LLC      B3         110,000                        86,900
9.875% 6/1/08

                                                                            96,900

POLLUTION CONTROL - 2.0%

Allied Waste North America,
Inc.:

7.375% 1/1/04                     Ba3        175,000                        136,500

10% 8/1/09                        B2         610,000                        417,850

Browning-Ferris Industries,       Ba3        160,000                        132,800
Inc. 6.1% 1/15/03

                                                                            687,150

TOTAL INDUSTRIAL MACHINERY &                                                1,088,875
EQUIPMENT

MEDIA & LEISURE - 32.0%

BROADCASTING - 27.7%

ACME Television LLC/ACME          B3         465,000                        425,475
Financial Corp.  0% 9/30/04
(c)

Adelphia Communications Corp.     B1         1,190,000                      1,178,100
 9.25% 10/1/02

Century Communications Corp.:

0% 3/15/03                        B1         30,000                         21,975

9.5% 8/15/00                      B1         300,000                        300,750

9.5% 3/1/05                       B1         125,000                        120,938

9.75% 2/15/02                     B1         1,505,000                      1,497,475

Diamond Cable Communications
PLC:

0% 2/15/07 (c)                    B3         20,000                         15,400

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Diamond Cable Communications
PLC: - continued

yankee:

0% 12/15/05 (c)                   B3        $ 200,000                      $ 187,500

13.25% 9/30/04                    B3         315,000                        334,688

EchoStar DBS Corp.:

9.25% 2/1/06                      B2         200,000                        192,000

9.375% 2/1/09                     B2         140,000                        134,750

Golden Sky DBS, Inc. 0%           Caa1       300,000                        199,500
3/1/07 (c)

Golden Sky Systems, Inc.          B3         150,000                        163,500
12.375% 8/1/06

Impsat Fiber Networks, Inc.       B3         200,000                        186,000
13.75% 2/15/05 (d)

International Cabletel, Inc.:

Series A, 12.75% 4/15/05          B3         170,000                        171,700

0% 2/1/06 (c)                     B3         2,130,000                      1,980,886

Knology Holding, Inc. 0%          -          45,000                         27,900
10/15/07 (c)

NorthPoint Communication          Caa1       190,000                        169,100
Holdings, Inc. 12.875%
2/15/10 (d)

Pegasus Communications Corp.:

9.625% 10/15/05                   B3         35,000                         34,300

9.75% 12/1/06                     B3         50,000                         49,000

Pegasus Media &                   B3         300,000                        312,000
Communications, Inc.  12.5%
7/1/05

Satelites Mexicanos SA de CV:

10.03% 6/30/04 (d)(e)             B1         420,000                        392,700

10.125% 11/1/04                   B3         500,000                        370,000

Telewest PLC 0% 10/1/07 (c)       B1         414,000                        382,950

United International              B3         275,000                        184,938
Holdings, Inc.  0% 2/15/08
(c)

United Pan-Europe
Communications NV:

0% 2/1/10 (c)(d)                  B2         200,000                        95,000

10.875% 11/1/07 (d)               B2         110,000                        100,650

10.875% 8/1/09                    B2         50,000                         45,500

11.25% 2/1/10 (d)                 B2         75,000                         69,000

11.5% 2/1/10 (d)                  B2         100,000                        92,500

                                                                            9,436,175

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - 0.6%

Alliance Gaming Corp. 10%         Caa1      $ 250,000                      $ 110,000
8/1/07

AMC Entertainment, Inc. 9.5%      B3         190,000                        104,500
3/15/09

                                                                            214,500

LEISURE DURABLES & TOYS - 0.0%

Hedstrom Corp. 10% 6/1/07 (b)     Caa3       85,000                         3,400

LODGING & GAMING - 2.9%

Courtyard by Marriott II          B-         290,000                        282,750
LP/Courtyard II  Finance Co.
10.75% 2/1/08

Florida Panthers Holdings,        B2         220,000                        200,200
Inc. 9.875% 4/15/09

Hollywood Casino Corp. 11.25%     B3         170,000                        172,125
5/1/07

ITT Corp. 6.25% 11/15/00          Ba1        85,000                         83,725

Station Casinos, Inc. 9.75%       B1         250,000                        250,000
4/15/07

                                                                            988,800

PUBLISHING - 0.4%

American Lawyer Media             B1         155,000                        143,763
Holdings, Inc.  9.75%
12/15/07

RESTAURANTS - 0.4%

Domino's, Inc. 10.375% 1/15/09    B3         155,000                        143,375

TOTAL MEDIA & LEISURE                                                       10,930,013

NONDURABLES - 1.6%

FOODS - 1.4%

Chiquita Brands                   B1         150,000                        120,750
International, Inc. 10%
6/15/09

SFC New Holdings, Inc.            Caa1       350,000                        349,563
12.125% 10/1/02

                                                                            470,313

HOUSEHOLD PRODUCTS - 0.2%

Revlon Consumer Products          Caa1       100,000                        71,000
Corp.  8.125% 2/1/06

TOTAL NONDURABLES                                                           541,313

RETAIL & WHOLESALE - 1.4%

GENERAL MERCHANDISE STORES -
0.4%

Kmart Corp. 8.375% 12/1/04        Baa3       135,000                        131,288

GROCERY STORES - 0.8%

Pathmark Stores, Inc.:

9.625% 5/1/03 (b)                 Caa3       385,000                        273,350

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

RETAIL & WHOLESALE - CONTINUED

GROCERY STORES - CONTINUED

Pathmark Stores, Inc.: -
continued

11.625% 6/15/02                   Ca        $ 20,000                       $ 5,600

12.625% 6/15/02                   Ca         50,000                         14,000

                                                                            292,950

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.2%

J. Crew Operating Corp.           Caa1       5,000                          4,300
10.375% 10/15/07

National Vision Association       Ca         200,000                        64,000
Ltd.  12.75% 10/15/05

                                                                            68,300

TOTAL RETAIL & WHOLESALE                                                    492,538

TECHNOLOGY - 8.6%

COMPUTER SERVICES & SOFTWARE
- 7.0%

Amazon.com, Inc. 0% 5/1/08 (c)    Caa1       147,000                        85,995

Colo.com 13.875% 3/15/10 unit     -          100,000                        102,000
(d)

Concentric Network Corp.          B-         160,000                        169,600
12.75% 12/15/07

Covad Communications Group,
Inc.:

0% 3/15/08 (c)                    B3         168,000                        103,320

12% 2/15/10 (d)                   B3         280,000                        265,300

12.5% 2/15/09                     B3         215,000                        209,088

Exodus Communications, Inc.       B-         300,000                        300,000
10.75% 12/15/09

Federal Data Corp. 10.125%        B3         250,000                        162,500
8/1/05

PSINet, Inc.:

10% 2/15/05                       B3         290,000                        255,200

10.5% 12/1/06                     B3         145,000                        129,050

11% 8/1/09                        B3         305,000                        272,975

Verio, Inc.:

10.625% 11/15/09 (d)              B3         325,000                        312,000

11.25% 12/1/08                    B3         30,000                         29,700

                                                                            2,396,728

COMPUTERS & OFFICE EQUIPMENT
- 1.2%

Dictaphone Corp. 11.75% 8/1/05    Caa1       170,000                        170,850

Globix Corp. 12.5% 2/1/10 (d)     -          260,000                        227,500

                                                                            398,350

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

TECHNOLOGY - CONTINUED

ELECTRONIC INSTRUMENTS - 0.4%

Telecommunications Techniques     B3        $ 145,000                      $ 133,038
Co. LLC  9.75% 5/15/08

TOTAL TECHNOLOGY                                                            2,928,116

TRANSPORTATION - 0.4%

AIR TRANSPORTATION - 0.4%

US Air, Inc. 9.625% 2/1/01        B3         150,000                        146,250

UTILITIES - 18.6%

CELLULAR - 4.1%

AirGate PCS, Inc. 0% 10/1/09      Caa1       100,000                        58,000
(c)

Clearnet Communications, Inc.     B3         100,000                        100,250
yankee  0% 12/15/05 (c)

Globalstar LP/Globalstar
Capital Corp.:

10.75% 11/1/04                    Caa1       40,000                         13,900

11.375% 2/15/04                   Caa1       330,000                        116,325

11.5% 6/1/05                      Caa1       45,000                         15,750

Leap Wireless International,
Inc.:

0% 4/15/10 unit (c)(d)            Caa2       105,000                        48,300

12.5% 4/15/10 unit (d)            Caa2       100,000                        94,000

McCaw International Ltd. 0%       Caa1       103,000                        75,705
4/15/07 (c)

Microcell Telecommunications,     B3         40,000                         24,900
Inc. 0% 6/1/09 (c)

Millicom International            Caa1       100,000                        84,500
Cellular SA 0% 6/1/06 (c)

Nextel Communications, Inc.:

0% 2/15/08 (c)                    B1         165,000                        114,675

9.375% 11/15/09                   B1         205,000                        195,263

Nextel International, Inc. 0%     Caa1       135,000                        85,725
4/15/08 (c)

Nextel Partners, Inc. 11%         B3         100,000                        98,250
3/15/10 (d)

Orion Network Systems, Inc.       B2         45,000                         25,875
11.25% 1/15/07

PageMart Nationwide, Inc. 15%     B3         15,000                         14,850
2/1/05

US Unwired, Inc. 0% 11/1/09       Caa1       190,000                        106,875
(c)(d)

USA Mobile Communication,         B3         120,000                        108,000
Inc. II  14% 11/1/04

Voicestream Wireless              B2         15,000                         9,188
Corp./Voicestream Wireless
Holding Co. 0% 11/15/09
(c)(d)

                                                                            1,390,331

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - 14.5%

360networks, Inc. 13% 5/1/08      B3        $ 270,000                      $ 265,950
(d)

Allegiance Telecom, Inc. 0%       B3         105,000                        73,238
2/15/08 (c)

FirstWorld Communications,        -          70,000                         30,450
Inc.  0% 4/15/08 (c)

Flag Telecom Holdings Ltd.        B2         100,000                        93,000
11.625% 3/30/10 (d)

Focal Communications Corp.        B3         250,000                        250,625
11.875% 1/15/10 (d)

Globenet Communication Group      Caa1       95,000                         95,475
Ltd.  13% 7/15/07

Hyperion Telecommunications,      B3         285,000                        297,113
Inc.  12.25% 9/1/04

ICG Holdings, Inc. 0% 9/15/05     B3         315,000                        297,675
(c)

ICG Services, Inc. 0% 5/1/08      B3         460,000                        227,700
(c)

Intermedia Communications,
Inc.:

0% 5/15/06 (c)                    B2         450,000                        423,000

0% 7/15/07 (c)                    B2         100,000                        75,750

0% 3/1/09 (c)                     B3         25,000                         14,563

Level 3 Communications, Inc.:

0% 12/1/08 (c)                    B3         50,000                         28,500

11% 3/15/08 (d)                   B3         275,000                        266,063

McLeodUSA, Inc.:

0% 3/1/07 (c)                     B1         360,000                        285,300

8.375% 3/15/08                    B1         15,000                         13,613

Metromedia Fiber Network, Inc.:

10% 11/15/08                      B2         10,000                         9,550

10% 12/15/09                      B2         330,000                        315,150

NEXTLINK Communications LLC       B2         20,000                         20,700
12.5% 4/15/06

NEXTLINK Communications, Inc.:

0% 4/15/08 (c)                    B2         267,000                        163,538

0% 6/1/09 (c)                     B2         211,000                        123,435

0% 12/1/09 (c)(d)                 B2         105,000                        57,225

10.75% 11/15/08                   B3         45,000                         43,988

10.75% 6/1/09                     B2         405,000                        396,900

Rhythms NetConnections, Inc.      B3         165,000                        143,963
14% 2/15/10 (d)

Rochester Telephone Corp.:

8.77% 4/16/01                     Ba2        100,000                        99,500

9% 7/19/00                        Ba2        50,000                         50,063

9.07% 7/5/00                      Ba2        50,000                         50,063

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Rochester Telephone Corp.: -
continued

9.1% 7/5/00                       Ba2       $ 50,000                       $ 50,063

Teligent, Inc. 11.5% 12/1/07      Caa1       125,000                        106,250

WinStar Communications, Inc.:

12.5% 4/15/08 (d)                 B3         25,000                         24,438

12.75% 4/15/10 (d)                B3         430,000                        409,575

Worldwide Fiber, Inc. 12%         B3         145,000                        134,850
8/1/09

                                                                            4,937,266

TOTAL UTILITIES                                                             6,327,597

TOTAL NONCONVERTIBLE BONDS                                                  27,923,870

TOTAL CORPORATE BONDS                                                       28,218,970
(Cost $29,023,832)

COMMERCIAL MORTGAGE
SECURITIES - 0.9%



Mortgage Capital Funding,         Ba1        400,000                        315,424
Inc. Series 1998-MC3 Class
F, 7.3178% 11/18/31 (d)(e)
(Cost $314,219)


COMMON STOCKS - 4.1%

                                SHARES

BASIC INDUSTRIES - 0.0%

CHEMICALS & PLASTICS - 0.0%

Sterling Chemicals Holdings,     1,000                5,250
Inc. (a)

CONSTRUCTION & REAL ESTATE -
0.2%

BUILDING MATERIALS - 0.2%

American Standard Companies,     1,500                61,500
Inc. (a)

FINANCE - 0.2%

CREDIT & OTHER FINANCE - 0.1%

Associates First Capital         10,800               972
Corp. (a)

Delta Financial Corp. (a)        14,200               27,513

                                                      28,485

COMMON STOCKS - CONTINUED

                                SHARES               VALUE (NOTE 1)

FINANCE - CONTINUED

INSURANCE - 0.1%

American Financial Group,        1,200               $ 30,525
Inc.

TOTAL FINANCE                                         59,010

HEALTH - 0.2%

MEDICAL FACILITIES MANAGEMENT
- 0.2%

Oxford Health Plans, Inc. (a)    3,000                57,000

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.1%

ELECTRICAL EQUIPMENT - 0.1%

Loral Space & Communications     1,400                13,738
Ltd. (a)

POLLUTION CONTROL - 0.0%

Allied Waste Industries, Inc.    1,600                9,800
(a)

TOTAL INDUSTRIAL MACHINERY &                          23,538
EQUIPMENT

MEDIA & LEISURE - 2.4%

BROADCASTING - 2.2%

EchoStar Communications Corp.    12,200               776,988
Class A (a)

LODGING & GAMING - 0.2%

Hollywood Casino Corp. (a)       15,000               63,750

TOTAL MEDIA & LEISURE                                 840,738

NONDURABLES - 0.5%

HOUSEHOLD PRODUCTS - 0.5%

Carson, Inc. Class A (a)         37,500               164,063

SERVICES - 0.0%

Cendant Corp. (a)                1,100                16,981

TECHNOLOGY - 0.4%

COMPUTER SERVICES & SOFTWARE
- 0.1%

PSINet, Inc. (a)                 1,200                27,825

ELECTRONIC INSTRUMENTS - 0.3%

Dynatech Corp. (a)               12,000               106,500

TOTAL TECHNOLOGY                                      134,325

COMMON STOCKS - CONTINUED

                                SHARES               VALUE (NOTE 1)

UTILITIES - 0.1%

TELEPHONE SERVICES - 0.1%

FirstCom Corp. (a)               1,300               $ 26,975

TOTAL COMMON STOCKS                                    1,389,380
(Cost $1,274,805)

PREFERRED STOCKS - 7.1%



CONVERTIBLE PREFERRED STOCKS
- 0.3%

ENERGY - 0.1%

OIL & GAS - 0.1%

Chesapeake Energy Corp. $3.50    1,000                49,750
(a)

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.2%

ELECTRICAL EQUIPMENT - 0.2%

Loral Space & Communications     2,000                61,000
Ltd. $3.00 (d)

TOTAL CONVERTIBLE PREFERRED                           110,750
STOCKS

NONCONVERTIBLE PREFERRED
STOCKS - 6.8%

FINANCE - 0.8%

CREDIT & OTHER FINANCE - 0.8%

American Annuity Group           12,400               257,300
Capital Trust I $2.3125

MEDIA & LEISURE - 0.6%

BROADCASTING - 0.6%

CSC Holdings, Inc. 11.125%       2,112                222,288
pay-in-kind

TECHNOLOGY - 1.2%

COMPUTER SERVICES & SOFTWARE
- 1.2%

Concentric Network Corp.         413                  415,065
13.5% pay-in-kind

UTILITIES - 4.2%

CELLULAR - 0.9%

Nextel Communications, Inc.:

11.125% pay-in-kind              287                  276,955

Series D, 13% pay-in-kind        25                   26,125

                                                      303,080

PREFERRED STOCKS - CONTINUED

                                SHARES               VALUE (NOTE 1)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - 3.3%

Intermedia Communications,       106                 $ 100,170
Inc. 13.5% pay-in-kind

NEXTLINK Communications, Inc.    21,424               1,028,352
14% pay-in-kind

                                                      1,128,522

TOTAL UTILITIES                                       1,431,602

TOTAL NONCONVERTIBLE                                  2,326,255
PREFERRED STOCKS

TOTAL PREFERRED STOCKS                                2,437,005
(Cost $2,539,609)


PURCHASED BANK DEBT - 2.8%

MOODY'S RATINGS (UNAUDITED)               PRINCIPAL AMOUNT

Synthetic Industries, Inc.      -         $ 200,000                    198,000
term loan  13% 12/13/00 (e)

U.S. Office Products Co. term   Caa1       1,000,000                   740,000
loan  8.63% 6/9/06 (e)

TOTAL PURCHASED BANK DEBT                                              938,000
(Cost $924,286)


CASH EQUIVALENTS - 2.9%

                              MATURITY AMOUNT

Investments in repurchase     $ 994,471                       994,000
agreements  (U.S. Government
Obligations), in a joint
trading  account at 5.69%,
dated 4/28/00 due 5/1/00
(Cost $994,000)

TOTAL INVESTMENT PORTFOLIO -                                  34,292,779
100.6%
(Cost $35,070,751)

NET OTHER ASSETS - (0.6)%                                     (192,582)

NET ASSETS - 100%                                           $ 34,100,197

LEGEND

(a) Non-income producing

(b) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,932,767 or 14.5% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investor Service, Inc.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        2.1%       AAA, AA, A    0.0%

Baa               0.4%       BBB           0.4%

Ba                5.4%       BB            16.9%

B                 63.7%      B             51.1%

Caa               10.2%      CCC           10.5%

Ca, C             0.3%       CC, C         0.9%

                             D             0.2%

The percentage not rated by Moody's or S&P amounted to 1.7%. FMR has determined that unrated debt securities that are lower quality account for 1.7% of the total value of investment in securities.

INCOME TAX INFORMATION

At April 30, 2000, the aggregate cost of investment securities for income tax purposes was $35,070,751. Net unrealized depreciation aggregated $777,972, of which $556,106 related to appreciated investment securities and $1,334,078 related to depreciated investment securities.

At October 31, 1999, the fund had a capital loss carryforward of approximately $7,000 all of which will expire on October 31, 2007.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                             APRIL 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at               $ 34,292,779
value (including repurchase
agreements of $994,000)
(cost $35,070,751) -  See
accompanying schedule

Cash                                        329

Receivable for investments                  13,652
sold

Receivable for fund shares                  88,556
sold

Interest receivable                         607,610

Other receivables                           11,460

Prepaid expenses                            30,956

Receivable from investment                  1,024
adviser for expense
reductions

 TOTAL ASSETS                               35,046,366

LIABILITIES

Payable for investments         $ 768,848
purchased

Payable for fund shares          55,423
redeemed

Distributions payable            74,236

Distribution fees payable        13,652

Other payables and accrued       34,010
expenses

 TOTAL LIABILITIES                          946,169

NET ASSETS                                 $ 34,100,197

Net Assets consist of:

Paid in capital                            $ 34,353,425

Undistributed net investment                120,396
income

Accumulated undistributed net               404,348
realized gain (loss)  on
investments

Net unrealized appreciation                 (777,972)
(depreciation) on investments

NET ASSETS                                 $ 34,100,197

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
               APRIL 30, 2000 (UNAUDITED)

CALCULATION OF MAXIMUM             $10.02
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price   per share
($7,417,418 (divided by)
740,549 shares)

Maximum offering price per         $10.52
share (100/95.25 of $10.02)

CLASS T: NET ASSET VALUE and       $10.01
redemption price   per share
($7,754,221 (divided by)
774,580 shares)

Maximum offering price per         $10.37
share (100/96.50 of $10.01)

CLASS B: NET ASSET VALUE and       $10.00
offering price per share
($9,069,367 (divided by)
906,487 shares) A

CLASS C: NET ASSET VALUE and       $10.00
offering price per share
($5,081,664 (divided by)
507,979 shares) A

INSTITUTIONAL CLASS: NET           $10.02
ASSET VALUE, offering price
and redemption price   per
share ($4,777,527 (divided
by) 476,902 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                          SIX MONTHS ENDED APRIL 30,
                                    2000 (UNAUDITED)

INVESTMENT INCOME                          $ 130,476
Dividends

Interest                                    1,167,872

 TOTAL INCOME                               1,298,348

EXPENSES

Management fee                 $ 75,158

Transfer agent fees             26,004

Distribution fees               66,270

Accounting fees and expenses    30,003

Non-interested trustees'        32
compensation

Custodian fees and expenses     3,915

Registration fees               89,628

Audit                           16,870

Legal                           76

 Total expenses before          307,956
reductions

 Expense reductions             (133,178)   174,778

NET INVESTMENT INCOME                       1,123,570

REALIZED AND UNREALIZED GAIN                410,651
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                    (734,748)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                             (324,097)

NET INCREASE (DECREASE) IN                 $ 799,473
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED APRIL 30,  SEPTEMBER 7, 1999
                               2000 (UNAUDITED)            (COMMENCEMENT  OF
                                                           OPERATIONS) TO OCTOBER 31,
                                                           1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 1,123,570                 $ 59,140
income

 Net realized gain (loss)       410,651                     (6,153)

 Change in net unrealized       (734,748)                   (43,224)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     799,473                     9,763
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (1,005,782)                 (56,682)
from net investment income

Share transactions - net        26,483,985                  7,869,440
increase (decrease)

  TOTAL INCREASE (DECREASE)     26,277,676                  7,822,521
IN NET ASSETS

NET ASSETS

 Beginning of period            7,822,521                   -

 End of period (including      $ 34,100,197                $ 7,822,521
undistributed net investment
income of $120,396 and
$2,608, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED APRIL 30, 2000  YEAR ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.920                          $ 10.000
period

Income from Investment
Operations

Net investment income D           .440                             .116

Net realized and unrealized       .063 H                           (.091)
gain (loss)

Total from investment             .503                             .025
operations

Less Distributions

From net investment income        (.403)                           (.105)

Net asset value, end of period   $ 10.020                         $ 9.920

TOTAL RETURN B, C                 5.10%                            .25%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 7,417                          $ 739
(000 omitted)

Ratio of expenses to average      1.00% A, F                       1.00% A, F
net assets

Ratio of expenses to average      .99% A, G                        1.00% A
net assets after  expense
reductions

Ratio of net investment           9.02% A                          7.92% A
income to average net assets

Portfolio turnover rate           191% A                           331% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 7, 1999 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1999.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED APRIL 30, 2000  YEAR ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.920                          $ 10.000
period

Income from Investment
Operations

Net investment income D           .445                             .112

Net realized and unrealized       .040  H                          (.089)
gain (loss)

Total from investment             .485                             .023
operations

Less Distributions

From net investment income        (.395)                           (.103)

Net asset value, end of period   $ 10.010                         $ 9.920

TOTAL RETURN B, C                 4.92%                            .23%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 7,754                          $ 2,422
(000 omitted)

Ratio of expenses to average      1.10% A, F                       1.10% A, F
net assets

Ratio of expenses to average      1.09% A, G                       1.10% A
net assets after  expense
reductions

Ratio of net investment           8.92% A                          7.82% A
income to average net assets

Portfolio turnover rate           191% A                           331% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 7, 1999 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1999.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED APRIL 30, 2000  YEAR ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.920                          $ 10.000
period

Income from Investment
Operations

Net investment income D           .411                             .102

Net realized and unrealized       .030 H                           (.083)
gain (loss)

Total from investment             .441                             .019
operations

Less Distributions

From net investment income        (.361)                           (.099)

Net asset value, end of period   $ 10.000                         $ 9.920

TOTAL RETURN B, C                 4.47%                            .19%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 9,069                          $ 2,089
(000 omitted)

Ratio of expenses to average      1.75% A, F                       1.75% A, F
net assets

Ratio of expenses to average      1.74% A, G                       1.75% A
net assets after  expense
reductions

Ratio of net investment           8.27% A                          7.17% A
income to average net assets

Portfolio turnover rate           191% A                           331% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 7, 1999 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1999.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED APRIL 30, 2000  YEAR ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.910                          $ 10.000
period

Income from Investment
Operations

Net investment income D           .406                             .101

Net realized and unrealized       .040 H                           (.093)
gain (loss)

Total from investment             .446                             .008
operations

Less Distributions

From net investment income        (.356)                           (.098)

Net asset value, end of period   $ 10.000                         $ 9.910

TOTAL RETURN B, C                 4.51%                            .08%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 5,082                          $ 1,854
(000 omitted)

Ratio of expenses to average      1.85% A, F                       1.85% A, F
net assets

Ratio of expenses to average      1.84% A, G                       1.85% A
net assets after  expense
reductions

Ratio of net investment           8.17% A                          7.07% A
income to average net assets

Portfolio turnover rate           191% A                           331% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 7, 1999 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1999.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED APRIL 30, 2000  YEAR ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.920                          $ 10.000
period

Income from Investment
Operations

Net investment income D           .442                             .118

Net realized and unrealized       .070 H                           (.091)
gain (loss)

Total from investment             .512                             .027
operations

Less Distributions

From net investment income        (.412)                           (.107)

Net asset value, end of period   $ 10.020                         $ 9.920

TOTAL RETURN B, C                 5.20%                            .28%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 4,778                          $ 719
(000 omitted)

Ratio of expenses to average      .85% A, F                        .85% A, F
net assets

Ratio of expenses to average      .84% A, G                        .85% A
net assets after  expense
reductions

Ratio of net investment           9.17% A                          8.07% A
income to average net assets

Portfolio turnover rate           191% A                           331% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 7, 1999 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1999.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced operations on September 7, 1999. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses of the funds except for the cost of registering and qualifying shares of each class for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for market discount, capital loss carryforwards and losses deferred due to wash sales.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $938,000 or 2.8% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $48,842,716 and $20,855,902, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .57% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 2,547      $ 410

CLASS T    11,616       703

CLASS B    31,286       23,301

CLASS C    20,821       17,149

          $ 66,270     $ 41,563

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 12,445     $ 4,409

CLASS T    21,678       8,803

CLASS B    17,565       17,565*

CLASS C    774          774*

          $ 52,462     $ 31,551

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT    % OF AVERAGE NET ASSETS

CLASS A                $ 3,332   .20*

CLASS T                 8,466    .18*

CLASS B                 6,267    .18*

CLASS C                 4,647    .22*

INSTITUTIONAL CLASS     3,292    .29*

                       $ 26,004

* ANNUALIZED

ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $172 for the period.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               1.00%                    $ 17,043

CLASS T               1.10%                     46,085

CLASS B               1.75%                     34,543

CLASS C               1.85%                     21,593

INSTITUTIONAL CLASS   0.85%                     12,564

                                               $ 131,828

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $48 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $1,302 under the custodian arrangement.

6. BENEFICIAL INTEREST.

At the end of the period, FMR and its affiliates were record owners of approximately 9% of the total outstanding shares of the fund. In addition, two unaffiliated shareholders were each record owner of more than 10% of the total outstanding shares of the fund, totaling 30%.

7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                            SIX MONTHS ENDED APRIL 30, 2000  SEPTEMBER 7, 1999
                                                             (COMMENCEMENT OF OPERATIONS)
                                                             TO  OCTOBER 31, 1999

FROM NET INVESTMENT INCOME

CLASS A                     $ 137,712                        $ 7,152

CLASS T                      366,116                          17,710

CLASS B                      253,663                          10,995

CLASS C                      148,699                          13,464

INSTITUTIONAL CLASS          99,592                           7,361

TOTAL                       $ 1,005,782                      $ 56,682


8. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                                    DOLLARS

                                SIX MONTHS ENDED APRIL 30,  SEPTEMBER 7, 1999             SIX MONTHS ENDED APRIL 30,
                                                            (COMMENCEMENT OF OPERATIONS)
                                                            TO OCTOBER 31,

                                2000                        1999                          2000



CLASS A Shares sold                                          73,796                       $ 7,470,355
                                 738,007

Reinvestment of distributions    10,279                      661                           103,785

Shares redeemed                  (82,194)                    -                             (829,233)

Net increase (decrease)          666,092                     74,457                       $ 6,744,907

CLASS T Shares sold              1,013,143                   242,680                      $ 10,163,665

Reinvestment of distributions    17,477                      1,481                         176,613

Shares redeemed                  (500,151)                   (50)                          (4,979,380)

Net increase (decrease)          530,469                     244,111                      $ 5,360,898

CLASS B Shares sold              795,764                     214,251                      $ 8,012,177

Reinvestment of distributions    12,277                      851                           123,965

Shares redeemed                  (112,188)                   (4,468)                       (1,134,406)

Net increase (decrease)          695,853                     210,634                      $ 7,001,736

CLASS C Shares sold              426,343                     185,931                      $ 4,298,645

Reinvestment of distributions    8,794                       1,090                         88,784

Shares redeemed                  (114,179)                   -                             (1,152,412)

Net increase (decrease)          320,958                     187,021                      $ 3,235,017

INSTITUTIONAL CLASS Shares       402,217                     71,695                       $ 4,119,230
sold

Reinvestment of distributions    9,212                       737                           92,974

Shares redeemed                  (6,959)                     -                             (70,777)

Net increase (decrease)          404,470                     72,432                       $ 4,141,427



                                DOLLARS

                                SEPTEMBER 7, 1999
                                (COMMENCEMENT OF OPERATIONS)
                                TO OCTOBER 31,

                                1999



CLASS A Shares sold             $ 737,552


Reinvestment of distributions    6,564

Shares redeemed                  -

Net increase (decrease)         $ 744,116

CLASS T Shares sold             $ 2,421,256

Reinvestment of distributions    14,699

Shares redeemed                  (500)

Net increase (decrease)         $ 2,435,455

CLASS B Shares sold             $ 2,135,658

Reinvestment of distributions    8,451

Shares redeemed                  (44,468)

Net increase (decrease)         $ 2,099,641

CLASS C Shares sold             $ 1,855,443

Reinvestment of distributions    10,817

Shares redeemed                  -

Net increase (decrease)         $ 1,866,260

INSTITUTIONAL CLASS Shares      $ 716,650
sold

Reinvestment of distributions    7,318

Shares redeemed                  -

Net increase (decrease)         $ 723,968








INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
David L. Glancy, Vice President
David L. Murphy, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Michael Cook
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications and Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuantSM
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Dynamic Capital Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

AHI-SANN-0600  104109
1.741814.100

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
HIGH INCOME
FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT
APRIL 30, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             7   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    10  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           11  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  24  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 33  Notes to the financial
                          statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)
DEAR SHAREHOLDER:

New indicators of accelerating inflation led to a sharp downturn in equity markets, as the Dow Jones Industrial Average, NASDAQ and S&P 500(Registered trademark) each suffered its worst single-session point decline in history on April 14. Volatility ruled the remainder of the month, with equity markets experiencing both strong rallies and broad sell-offs. Inflation-sensitive Treasuries experienced similar volatility, as prices for the bellwether 10-year note edged lower throughout the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR HIGH INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000     PAST 6 MONTHS  LIFE OF FUND

FIDELITY ADV HIGH INCOME -       5.20%          5.49%
INST CL

ML High Yield Master II          0.25%          -0.73%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months or since the fund started on September 7, 1999. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. This benchmark includes reinvested dividends and capital gains, if any.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 OVER LIFE OF FUND
             FA High Income CL I         ML High Yield Master II
             00377                       ML012
  1999/09/07      10000.00                    10000.00
  1999/09/30       9985.10                     9956.60
  1999/10/31      10027.55                     9902.56
  1999/11/30      10202.11                    10031.69
  1999/12/31      10350.68                    10092.24
  2000/01/31      10463.33                    10053.60
  2000/02/29      10636.17                    10075.09
  2000/03/31      10545.13                     9927.21
  2000/04/28      10548.68                     9927.35
IMATRL PRASUN   SHR__CHT 20000430 20000518 155832 R00000000000011

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Income Fund - Institutional Class on September 7, 1999, when the fund started. As the chart shows, by April 30, 2000, the value of the investment would have grown to $10,549 - a 5.49% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have decreased to $9,927 - a 0.73% decrease.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                 SIX MONTHS ENDED  APRIL 30,  SEPTEMBER 7, 1999
                 2000                         (COMMENCEMENT  OF
                                              OPERATIONS) TO OCTOBER 31,
                                              1999

Dividend returns  4.19%                       1.08%

Capital returns   1.01%                       -0.80%

Total returns     5.20%                       0.28%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 2000  PAST 1 MONTH  PAST 6 MONTHS  LIFE OF CLASS

Dividends per share           7.34(cents)   41.21(cents)   51.95(cents)

Annualized dividend rate      8.92%         8.17%          7.97%

30-day annualized yield       -             -              -

DIVIDENDS per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of $10.01 over the past one month, $10.11 over the past six months and $10.08 over the life of the class. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Institutional Class has a longer more stable operating history.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

The high-yield bond market eked out
a positive return over the past six
months ending April 30, 2000,
despite facing numerous obstacles
along the way, including widening
credit spreads, competition from the
high-flying NASDAQ market and
negative outflows from high-yield
mutual funds. For the six-month
period ending April 30, 2000, the
Merrill Lynch High Yield Master II
Index - a broad measure of the
high-yield market - had a marginal
gain of 0.25%. A short-lived rally in
the fourth quarter of 1999 was
responsible for the majority of this
positive performance, as investor
sentiment was geared toward more
aggressive investment opportunities.
Still, the high-yield sector lost a good portion of its inflows to the technology-rich NASDAQ market's double- and triple-digit gains during the period. And when the NASDAQ faltered in March and April of 2000, the high-yield market tumbled as well.
Restrictive monetary policy by the
Federal Reserve Board, which hiked
interest rates three times during the
six-month period, also put a damper
on high-yield bond performance, as
did widening credit spreads, or the
premium that investors demand for
higher perceived levels of risk versus
Treasury securities. For the period,
the high-yield sector trailed the
performance of the overall U.S.
taxable bond market, as measured
by the Lehman Brothers Aggregate
Bond Index, which gained 1.42%
during the past six months.

(photograph of David Glancy)

An interview with David Glancy, Portfolio Manager of Fidelity Advisor High Income Fund

Q. DAVID, HOW DID THE FUND PERFORM?

A. For the six months that ended April 30, 2000, the fund's Institutional Class shares returned 5.20%. The high-yield market, as measured by the Merrill Lynch High Yield Master II Index, returned 0.25%. Since the fund's inception on September 7, 1999, the fund's Institutional Class shares returned 5.49%, while the Merrill Lynch index returned -0.73%. We will be able to use a comparison to the high current yield funds average tracked by Lipper Inc. in our next report six months from now, after the fund has been in existence for more than one year.

Q. WHAT HELPED THE FUND BEAT THE INDEX?

A. The fund was more insulated than the index against several negative influences: higher interest rates, shrinking liquidity in global credit markets, increased default rates and net outflows from high-yield mutual funds. Specifically, the fund focused on high-yield bonds with relatively short maturities - which made them less susceptible to the price declines brought on by higher rates - and on issuers with relatively higher credit quality. In addition, the fund benefited from its modest position in the leveraged equities of high-yield companies, investments that provided strong performance over the period.

Q. DID YOU CHANGE YOUR STRATEGY WITH THE CORE HIGH-YIELD PORTION OF THE PORTFOLIO OVER THE COURSE OF THE SIX-MONTH PERIOD?

A. Yes, I did. Late in the period, junk bond prices fell to very attractive levels. As a result, I became more willing to expand my focus beyond my core investments in order to invest in values offered by lesser-quality credits that met our analytical scrutiny. In terms of sectors, there weren't many changes to how I allocated the fund, with the exception of limiting our position in cable companies. The fundamentals for this industry deteriorated due to the competition posed by satellite, DSL - digital subscriber lines, which can carry telephone and Internet services simultaneously over the same line - and other formats that consumers are increasingly favoring over cable delivery of communications, Internet and entertainment content. Beyond that, the fund maintained a significant stake in telecommunications and satellite issuers.

Q. WHAT SORT OF APPROACH DID YOU TAKE WITH THE FUND'S INVESTMENTS
BEYOND HIGH YIELD?

A. The fund continued to own little distressed debt. Opportunities were few and far between in an area characterized by poorly run companies with bad balance sheets and poor prospects. Leveraged equities - common stocks of companies that have high-yield bonds outstanding - continued to be a small but important part of the fund.

Q. WHICH INVESTMENTS WERE PARTICULARLY HELPFUL FOR PERFORMANCE? WHAT ABOUT DISAPPOINTMENTS?

A. Large positions in several short-maturity names - Specialty Foods, listed in the financial statements as SFC New Holdings, U.S. Home and Dictaphone - provided strong double-digit returns over the past six months, with little credit risk. And our investment in Arcadia Financial worked out well - reflecting the quality of the research done by our team of analysts - as the company was acquired by Associates First Capital, an investment-grade consumer finance company. On the down side, the fund's large position in Pathmark suffered because the Federal Trade Commission killed the company's plans to be acquired by Ahold, an investment-grade supermarket company. Nevertheless, Pathmark's business continued to do well and its balance sheet appeared fixable, so I maintained the fund's stake in the company.

Q. WHAT'S YOUR OUTLOOK?

A. All of the conditions that led to a poor backdrop for the market could persist for some time. Regardless of the backdrop, I do know that high-yield bonds offer a certain price to be paid back at a certain date, provided the issuer maintains its ability to pay off the interest and principal. Equities, on the other hand, have no future set price. If I do my credit work well, the bonds I choose for the fund will eventually be paid off at par - or face value - after having paid very attractive coupons - or interest. Currently, there are many bonds of good companies selling well below par. Provided the companies' businesses continue to do well, their bonds should appreciate significantly as they approach maturity, when they must be paid at par. Therefore, I believe a well-managed high-yield fund that capitalizes on these opportunities and does its credit research could earn very good returns over the next year or two.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks a high level of
current income; the fund may
also seek capital
appreciation

START DATE: September 7,
1999

SIZE: as of April 30, 2000,
more than $34 million

MANAGER: David Glancy,
since inception; joined
Fidelity in 1990

DAVID GLANCY ON HIS
APPROACH TOWARD BUYING
AND SELLING:

"In the high-yield market, it
helps to be a buyer when everyone
is selling, and to be a seller when
everyone is buying. Behind this
approach is the high-yield market's
tendency to offer technical buying
opportunities every 12 to 18 months
when conditions arise that affect
the supply and demand of
high-yield bonds. Recent examples
of technical buying opportunities
driven by shrinking demand include
the international financial crisis
in 1998 and concerns related to
Y2K in late 1999. Liquidity shrank
because people didn't want to own
high-yield bonds for one reason or
another and looked to sell them in
order to raise cash. It's precisely at
times like these that I like to step
in and buy bonds at significant
discounts to par. That's why the
fund sometimes carries a cash
position of as much as 10%, so I
can have money at my disposal to
go on a shopping spree."


INVESTMENT CHANGES





TOP FIVE HOLDINGS AS OF APRIL
30, 2000

(BY ISSUER, EXCLUDING CASH     % OF FUND'S NET ASSETS   % OF FUND'S NET ASSETS 6
EQUIVALENTS)                                            MONTHS AGO

International Cabletel, Inc.    6.3                      1.9

Century Communications Corp.    5.8                      0.0

NEXTLINK Communications, Inc.   5.4                      2.7

U.S. Home Corp                  5.3                      0.0

Adelphia Communications Corp.   3.5                      1.9

                                26.3                     6.5

TOP FIVE MARKET SECTORS AS OF
APRIL 30, 2000

                               % OF FUND'S NET ASSETS   % OF FUND'S NET ASSETS 6
                                                        MONTHS AGO

Media & Leisure                 35.1                     17.5

Utilities                       22.9                     26.1

Technology                      10.2                     4.6

Construction & Real Estate      6.7                      0.0

Finance                         6.0                      3.0

QUALITY DIVERSIFICATION AS OF
APRIL 30, 2000

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6
                                                        MONTHS AGO

Aaa, Aa, A                      2.1                      0.0

Baa                             0.4                      0.0

Ba                              5.4                      10.4

B                               65.9                     46.0

Caa, Ca, C                      10.5                     4.6

Not Rated                       1.7                      4.6


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P (registered trademark) RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT APRIL 30, 2000 AND OCTOBER 31, 1999 ACCOUNT FOR 1.7% AND 4.6%, RESPECTIVELY, OF THE FUND'S INVESTMENTS.

ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF APRIL 30, 2000 *                                        AS OF OCTOBER 31, 1999 **

Nonconvertible  Bonds           81.9%                         Nonconvertible  Bonds                 65.4%

Convertible Bonds, Preferred                                  Convertible Bonds, Preferred
Stocks                           8.0%                         Stocks                                 3.0%

Common Stocks                    4.1%                         Common Stocks                          0.4%

Other Investments                3.7%                         Other Investments                      0.0%

Short-Term  Investments and                                   Short-Term  Investments and
Net Other Assets                 2.3%                         Net Other Assets                      31.2%

* FOREIGN  INVESTMENTS           8.7%                         ** FOREIGN INVESTMENTS                 8.9%

Row: 1, Col: 1, Value: 81.90000000000001                      Row: 1, Col: 1, Value: 65.40000000000001
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 8.0                                    Row: 1, Col: 3, Value: 3.0
Row: 1, Col: 4, Value: 0.0                                    Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 4.1                                    Row: 1, Col: 5, Value: 0.4
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 3.7                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 2.3                                    Row: 1, Col: 8, Value: 31.2







INVESTMENTS APRIL 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets



CORPORATE BONDS - 82.8%

MOODY'S RATINGS (UNAUDITED) (F)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

CONVERTIBLE BONDS - 0.9%

HEALTH - 0.8%

MEDICAL FACILITIES MANAGEMENT
- 0.8%

Tenet Healthcare Corp. 6%         B1        $ 140,000                      $ 114,800
12/1/05

Total Renal Care Holdings,
Inc.:

7% 5/15/09                        B1         110,000                        60,500

7% 5/15/09 (d)                    B3         160,000                        89,600

                                                                            264,900

MEDIA & LEISURE - 0.1%

LODGING & GAMING - 0.1%

Hilton Hotels Corp. 5% 5/15/06    Ba2        40,000                         30,200

TOTAL CONVERTIBLE BONDS                                                     295,100

NONCONVERTIBLE BONDS - 81.9%

BASIC INDUSTRIES - 2.7%

CHEMICALS & PLASTICS - 1.6%

Huntsman Corp. 9.5% 7/1/07 (d)    B2         600,000                        546,000

METALS & MINING - 0.5%

Kaiser Aluminum & Chemical        B1         175,000                        168,000
Corp.  9.875% 2/15/02

PACKAGING & CONTAINERS - 0.2%

Gaylord Container Corp.           Caa2       100,000                        78,000
9.875% 2/15/08

PAPER & FOREST PRODUCTS - 0.4%

Container Corp. of America        B2         100,000                        102,000
gtd.  11.25% 5/1/04

Crown Paper Co. 11% 9/1/05 (b)    Ca         50,000                         14,000

                                                                            116,000

TOTAL BASIC INDUSTRIES                                                      908,000

CONSTRUCTION & REAL ESTATE -
6.5%

BUILDING MATERIALS - 0.7%

Building Materials Corp. of       Ba3        45,000                         38,138
America  8% 12/1/08

Nortek, Inc. 9.875% 3/1/04        B3         175,000                        165,375

Numatics, Inc. 9.625% 4/1/08      B3         52,000                         41,210

                                                                            244,723

CONSTRUCTION - 5.4%

Lennar Corp. 9.95% 5/1/10 (d)     Ba1        45,000                         41,541

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

CONSTRUCTION & REAL ESTATE -
CONTINUED

CONSTRUCTION - CONTINUED

U.S. Home Corp.:

8.875% 2/15/09                    B1        $ 1,765,000                    $ 1,800,300

8.88% 8/15/07                     B1         10,000                         10,175

                                                                            1,852,016

REAL ESTATE - 0.4%

LNR Property Corp. 9.375%         B1         145,000                        126,875
3/15/08

TOTAL CONSTRUCTION & REAL                                                   2,223,614
ESTATE

DURABLES - 0.1%

TEXTILES & APPAREL - 0.1%

St. John Knits International,     B3         40,000                         37,400
Inc. 12.5% 7/1/09

ENERGY - 0.2%

OIL & GAS - 0.2%

Benton Oil & Gas Co. 11.625%      B3         25,000                         17,000
5/1/03

Gothic Production Corp.           B3         50,000                         42,250
11.125% 5/1/05

                                                                            59,250

FINANCE - 5.0%

CREDIT & OTHER FINANCE - 4.6%

AMRESCO, Inc. 9.875% 3/15/05      Caa3       140,000                        96,600

Arcadia Financial Ltd.:

11.5% 3/15/07                     A1         660,000                        712,800

Delta Financial Corp. 9.5%        B3         255,000                        140,250
8/1/04

GS Escrow Corp.:

6.75% 8/1/01                      Ba1        300,000                        287,499

7% 8/1/03                         Ba1        40,000                         36,237

Macsaver Financial Services,
Inc.:

7.4% 2/15/02                      Ba2        10,000                         7,500

7.875% 8/1/03                     Ba2        95,000                         71,250

Metris Companies, Inc. 10%        Ba3        210,000                        196,350
11/1/04

                                                                            1,548,486

INSURANCE - 0.4%

Reliance Group Holdings, Inc.     Ba2        165,000                        150,150
9% 11/15/00

TOTAL FINANCE                                                               1,698,636

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

HEALTH - 1.6%

MEDICAL FACILITIES MANAGEMENT
- 1.6%

Fountain View, Inc. 11.25%        Caa1      $ 120,000                      $ 66,000
4/15/08

Oxford Health Plans, Inc. 11%     Caa1       175,000                        178,500
5/15/05

Tenet Healthcare Corp.:

8.125% 12/1/08                    Ba3        50,000                         46,250

8.625% 1/15/07                    Ba3        20,000                         19,100

Unilab Corp. 12.75% 10/1/09       B3         233,000                        232,418

                                                                            542,268

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.2%

ELECTRICAL EQUIPMENT - 0.9%

Loral Space & Communications      B1         445,000                        304,825
Ltd.  9.5% 1/15/06

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.3%

Thermadyne Holdings Corp. 0%      Caa1       25,000                         10,000
6/1/08 (c)

Thermadyne Manufacturing LLC      B3         110,000                        86,900
9.875% 6/1/08

                                                                            96,900

POLLUTION CONTROL - 2.0%

Allied Waste North America,
Inc.:

7.375% 1/1/04                     Ba3        175,000                        136,500

10% 8/1/09                        B2         610,000                        417,850

Browning-Ferris Industries,       Ba3        160,000                        132,800
Inc. 6.1% 1/15/03

                                                                            687,150

TOTAL INDUSTRIAL MACHINERY &                                                1,088,875
EQUIPMENT

MEDIA & LEISURE - 32.0%

BROADCASTING - 27.7%

ACME Television LLC/ACME          B3         465,000                        425,475
Financial Corp.  0% 9/30/04
(c)

Adelphia Communications Corp.     B1         1,190,000                      1,178,100
 9.25% 10/1/02

Century Communications Corp.:

0% 3/15/03                        B1         30,000                         21,975

9.5% 8/15/00                      B1         300,000                        300,750

9.5% 3/1/05                       B1         125,000                        120,938

9.75% 2/15/02                     B1         1,505,000                      1,497,475

Diamond Cable Communications
PLC:

0% 2/15/07 (c)                    B3         20,000                         15,400

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Diamond Cable Communications
PLC: - continued

yankee:

0% 12/15/05 (c)                   B3        $ 200,000                      $ 187,500

13.25% 9/30/04                    B3         315,000                        334,688

EchoStar DBS Corp.:

9.25% 2/1/06                      B2         200,000                        192,000

9.375% 2/1/09                     B2         140,000                        134,750

Golden Sky DBS, Inc. 0%           Caa1       300,000                        199,500
3/1/07 (c)

Golden Sky Systems, Inc.          B3         150,000                        163,500
12.375% 8/1/06

Impsat Fiber Networks, Inc.       B3         200,000                        186,000
13.75% 2/15/05 (d)

International Cabletel, Inc.:

Series A, 12.75% 4/15/05          B3         170,000                        171,700

0% 2/1/06 (c)                     B3         2,130,000                      1,980,886

Knology Holding, Inc. 0%          -          45,000                         27,900
10/15/07 (c)

NorthPoint Communication          Caa1       190,000                        169,100
Holdings, Inc. 12.875%
2/15/10 (d)

Pegasus Communications Corp.:

9.625% 10/15/05                   B3         35,000                         34,300

9.75% 12/1/06                     B3         50,000                         49,000

Pegasus Media &                   B3         300,000                        312,000
Communications, Inc.  12.5%
7/1/05

Satelites Mexicanos SA de CV:

10.03% 6/30/04 (d)(e)             B1         420,000                        392,700

10.125% 11/1/04                   B3         500,000                        370,000

Telewest PLC 0% 10/1/07 (c)       B1         414,000                        382,950

United International              B3         275,000                        184,938
Holdings, Inc.  0% 2/15/08
(c)

United Pan-Europe
Communications NV:

0% 2/1/10 (c)(d)                  B2         200,000                        95,000

10.875% 11/1/07 (d)               B2         110,000                        100,650

10.875% 8/1/09                    B2         50,000                         45,500

11.25% 2/1/10 (d)                 B2         75,000                         69,000

11.5% 2/1/10 (d)                  B2         100,000                        92,500

                                                                            9,436,175

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - 0.6%

Alliance Gaming Corp. 10%         Caa1      $ 250,000                      $ 110,000
8/1/07

AMC Entertainment, Inc. 9.5%      B3         190,000                        104,500
3/15/09

                                                                            214,500

LEISURE DURABLES & TOYS - 0.0%

Hedstrom Corp. 10% 6/1/07 (b)     Caa3       85,000                         3,400

LODGING & GAMING - 2.9%

Courtyard by Marriott II          B-         290,000                        282,750
LP/Courtyard II  Finance Co.
10.75% 2/1/08

Florida Panthers Holdings,        B2         220,000                        200,200
Inc. 9.875% 4/15/09

Hollywood Casino Corp. 11.25%     B3         170,000                        172,125
5/1/07

ITT Corp. 6.25% 11/15/00          Ba1        85,000                         83,725

Station Casinos, Inc. 9.75%       B1         250,000                        250,000
4/15/07

                                                                            988,800

PUBLISHING - 0.4%

American Lawyer Media             B1         155,000                        143,763
Holdings, Inc.  9.75%
12/15/07

RESTAURANTS - 0.4%

Domino's, Inc. 10.375% 1/15/09    B3         155,000                        143,375

TOTAL MEDIA & LEISURE                                                       10,930,013

NONDURABLES - 1.6%

FOODS - 1.4%

Chiquita Brands                   B1         150,000                        120,750
International, Inc. 10%
6/15/09

SFC New Holdings, Inc.            Caa1       350,000                        349,563
12.125% 10/1/02

                                                                            470,313

HOUSEHOLD PRODUCTS - 0.2%

Revlon Consumer Products          Caa1       100,000                        71,000
Corp.  8.125% 2/1/06

TOTAL NONDURABLES                                                           541,313

RETAIL & WHOLESALE - 1.4%

GENERAL MERCHANDISE STORES -
0.4%

Kmart Corp. 8.375% 12/1/04        Baa3       135,000                        131,288

GROCERY STORES - 0.8%

Pathmark Stores, Inc.:

9.625% 5/1/03 (b)                 Caa3       385,000                        273,350

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

RETAIL & WHOLESALE - CONTINUED

GROCERY STORES - CONTINUED

Pathmark Stores, Inc.: -
continued

11.625% 6/15/02                   Ca        $ 20,000                       $ 5,600

12.625% 6/15/02                   Ca         50,000                         14,000

                                                                            292,950

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.2%

J. Crew Operating Corp.           Caa1       5,000                          4,300
10.375% 10/15/07

National Vision Association       Ca         200,000                        64,000
Ltd.  12.75% 10/15/05

                                                                            68,300

TOTAL RETAIL & WHOLESALE                                                    492,538

TECHNOLOGY - 8.6%

COMPUTER SERVICES & SOFTWARE
- 7.0%

Amazon.com, Inc. 0% 5/1/08 (c)    Caa1       147,000                        85,995

Colo.com 13.875% 3/15/10 unit     -          100,000                        102,000
(d)

Concentric Network Corp.          B-         160,000                        169,600
12.75% 12/15/07

Covad Communications Group,
Inc.:

0% 3/15/08 (c)                    B3         168,000                        103,320

12% 2/15/10 (d)                   B3         280,000                        265,300

12.5% 2/15/09                     B3         215,000                        209,088

Exodus Communications, Inc.       B-         300,000                        300,000
10.75% 12/15/09

Federal Data Corp. 10.125%        B3         250,000                        162,500
8/1/05

PSINet, Inc.:

10% 2/15/05                       B3         290,000                        255,200

10.5% 12/1/06                     B3         145,000                        129,050

11% 8/1/09                        B3         305,000                        272,975

Verio, Inc.:

10.625% 11/15/09 (d)              B3         325,000                        312,000

11.25% 12/1/08                    B3         30,000                         29,700

                                                                            2,396,728

COMPUTERS & OFFICE EQUIPMENT
- 1.2%

Dictaphone Corp. 11.75% 8/1/05    Caa1       170,000                        170,850

Globix Corp. 12.5% 2/1/10 (d)     -          260,000                        227,500

                                                                            398,350

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

TECHNOLOGY - CONTINUED

ELECTRONIC INSTRUMENTS - 0.4%

Telecommunications Techniques     B3        $ 145,000                      $ 133,038
Co. LLC  9.75% 5/15/08

TOTAL TECHNOLOGY                                                            2,928,116

TRANSPORTATION - 0.4%

AIR TRANSPORTATION - 0.4%

US Air, Inc. 9.625% 2/1/01        B3         150,000                        146,250

UTILITIES - 18.6%

CELLULAR - 4.1%

AirGate PCS, Inc. 0% 10/1/09      Caa1       100,000                        58,000
(c)

Clearnet Communications, Inc.     B3         100,000                        100,250
yankee  0% 12/15/05 (c)

Globalstar LP/Globalstar
Capital Corp.:

10.75% 11/1/04                    Caa1       40,000                         13,900

11.375% 2/15/04                   Caa1       330,000                        116,325

11.5% 6/1/05                      Caa1       45,000                         15,750

Leap Wireless International,
Inc.:

0% 4/15/10 unit (c)(d)            Caa2       105,000                        48,300

12.5% 4/15/10 unit (d)            Caa2       100,000                        94,000

McCaw International Ltd. 0%       Caa1       103,000                        75,705
4/15/07 (c)

Microcell Telecommunications,     B3         40,000                         24,900
Inc. 0% 6/1/09 (c)

Millicom International            Caa1       100,000                        84,500
Cellular SA 0% 6/1/06 (c)

Nextel Communications, Inc.:

0% 2/15/08 (c)                    B1         165,000                        114,675

9.375% 11/15/09                   B1         205,000                        195,263

Nextel International, Inc. 0%     Caa1       135,000                        85,725
4/15/08 (c)

Nextel Partners, Inc. 11%         B3         100,000                        98,250
3/15/10 (d)

Orion Network Systems, Inc.       B2         45,000                         25,875
11.25% 1/15/07

PageMart Nationwide, Inc. 15%     B3         15,000                         14,850
2/1/05

US Unwired, Inc. 0% 11/1/09       Caa1       190,000                        106,875
(c)(d)

USA Mobile Communication,         B3         120,000                        108,000
Inc. II  14% 11/1/04

Voicestream Wireless              B2         15,000                         9,188
Corp./Voicestream Wireless
Holding Co. 0% 11/15/09
(c)(d)

                                                                            1,390,331

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - 14.5%

360networks, Inc. 13% 5/1/08      B3        $ 270,000                      $ 265,950
(d)

Allegiance Telecom, Inc. 0%       B3         105,000                        73,238
2/15/08 (c)

FirstWorld Communications,        -          70,000                         30,450
Inc.  0% 4/15/08 (c)

Flag Telecom Holdings Ltd.        B2         100,000                        93,000
11.625% 3/30/10 (d)

Focal Communications Corp.        B3         250,000                        250,625
11.875% 1/15/10 (d)

Globenet Communication Group      Caa1       95,000                         95,475
Ltd.  13% 7/15/07

Hyperion Telecommunications,      B3         285,000                        297,113
Inc.  12.25% 9/1/04

ICG Holdings, Inc. 0% 9/15/05     B3         315,000                        297,675
(c)

ICG Services, Inc. 0% 5/1/08      B3         460,000                        227,700
(c)

Intermedia Communications,
Inc.:

0% 5/15/06 (c)                    B2         450,000                        423,000

0% 7/15/07 (c)                    B2         100,000                        75,750

0% 3/1/09 (c)                     B3         25,000                         14,563

Level 3 Communications, Inc.:

0% 12/1/08 (c)                    B3         50,000                         28,500

11% 3/15/08 (d)                   B3         275,000                        266,063

McLeodUSA, Inc.:

0% 3/1/07 (c)                     B1         360,000                        285,300

8.375% 3/15/08                    B1         15,000                         13,613

Metromedia Fiber Network, Inc.:

10% 11/15/08                      B2         10,000                         9,550

10% 12/15/09                      B2         330,000                        315,150

NEXTLINK Communications LLC       B2         20,000                         20,700
12.5% 4/15/06

NEXTLINK Communications, Inc.:

0% 4/15/08 (c)                    B2         267,000                        163,538

0% 6/1/09 (c)                     B2         211,000                        123,435

0% 12/1/09 (c)(d)                 B2         105,000                        57,225

10.75% 11/15/08                   B3         45,000                         43,988

10.75% 6/1/09                     B2         405,000                        396,900

Rhythms NetConnections, Inc.      B3         165,000                        143,963
14% 2/15/10 (d)

Rochester Telephone Corp.:

8.77% 4/16/01                     Ba2        100,000                        99,500

9% 7/19/00                        Ba2        50,000                         50,063

9.07% 7/5/00                      Ba2        50,000                         50,063

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Rochester Telephone Corp.: -
continued

9.1% 7/5/00                       Ba2       $ 50,000                       $ 50,063

Teligent, Inc. 11.5% 12/1/07      Caa1       125,000                        106,250

WinStar Communications, Inc.:

12.5% 4/15/08 (d)                 B3         25,000                         24,438

12.75% 4/15/10 (d)                B3         430,000                        409,575

Worldwide Fiber, Inc. 12%         B3         145,000                        134,850
8/1/09

                                                                            4,937,266

TOTAL UTILITIES                                                             6,327,597

TOTAL NONCONVERTIBLE BONDS                                                  27,923,870

TOTAL CORPORATE BONDS                                                       28,218,970
(Cost $29,023,832)

COMMERCIAL MORTGAGE
SECURITIES - 0.9%



Mortgage Capital Funding,         Ba1        400,000                        315,424
Inc. Series 1998-MC3 Class
F, 7.3178% 11/18/31 (d)(e)
(Cost $314,219)


COMMON STOCKS - 4.1%

                                SHARES

BASIC INDUSTRIES - 0.0%

CHEMICALS & PLASTICS - 0.0%

Sterling Chemicals Holdings,     1,000                5,250
Inc. (a)

CONSTRUCTION & REAL ESTATE -
0.2%

BUILDING MATERIALS - 0.2%

American Standard Companies,     1,500                61,500
Inc. (a)

FINANCE - 0.2%

CREDIT & OTHER FINANCE - 0.1%

Associates First Capital         10,800               972
Corp. (a)

Delta Financial Corp. (a)        14,200               27,513

                                                      28,485

COMMON STOCKS - CONTINUED

                                SHARES               VALUE (NOTE 1)

FINANCE - CONTINUED

INSURANCE - 0.1%

American Financial Group,        1,200               $ 30,525
Inc.

TOTAL FINANCE                                         59,010

HEALTH - 0.2%

MEDICAL FACILITIES MANAGEMENT
- 0.2%

Oxford Health Plans, Inc. (a)    3,000                57,000

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.1%

ELECTRICAL EQUIPMENT - 0.1%

Loral Space & Communications     1,400                13,738
Ltd. (a)

POLLUTION CONTROL - 0.0%

Allied Waste Industries, Inc.    1,600                9,800
(a)

TOTAL INDUSTRIAL MACHINERY &                          23,538
EQUIPMENT

MEDIA & LEISURE - 2.4%

BROADCASTING - 2.2%

EchoStar Communications Corp.    12,200               776,988
Class A (a)

LODGING & GAMING - 0.2%

Hollywood Casino Corp. (a)       15,000               63,750

TOTAL MEDIA & LEISURE                                 840,738

NONDURABLES - 0.5%

HOUSEHOLD PRODUCTS - 0.5%

Carson, Inc. Class A (a)         37,500               164,063

SERVICES - 0.0%

Cendant Corp. (a)                1,100                16,981

TECHNOLOGY - 0.4%

COMPUTER SERVICES & SOFTWARE
- 0.1%

PSINet, Inc. (a)                 1,200                27,825

ELECTRONIC INSTRUMENTS - 0.3%

Dynatech Corp. (a)               12,000               106,500

TOTAL TECHNOLOGY                                      134,325

COMMON STOCKS - CONTINUED

                                SHARES               VALUE (NOTE 1)

UTILITIES - 0.1%

TELEPHONE SERVICES - 0.1%

FirstCom Corp. (a)               1,300               $ 26,975

TOTAL COMMON STOCKS                                    1,389,380
(Cost $1,274,805)

PREFERRED STOCKS - 7.1%



CONVERTIBLE PREFERRED STOCKS
- 0.3%

ENERGY - 0.1%

OIL & GAS - 0.1%

Chesapeake Energy Corp. $3.50    1,000                49,750
(a)

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.2%

ELECTRICAL EQUIPMENT - 0.2%

Loral Space & Communications     2,000                61,000
Ltd. $3.00 (d)

TOTAL CONVERTIBLE PREFERRED                           110,750
STOCKS

NONCONVERTIBLE PREFERRED
STOCKS - 6.8%

FINANCE - 0.8%

CREDIT & OTHER FINANCE - 0.8%

American Annuity Group           12,400               257,300
Capital Trust I $2.3125

MEDIA & LEISURE - 0.6%

BROADCASTING - 0.6%

CSC Holdings, Inc. 11.125%       2,112                222,288
pay-in-kind

TECHNOLOGY - 1.2%

COMPUTER SERVICES & SOFTWARE
- 1.2%

Concentric Network Corp.         413                  415,065
13.5% pay-in-kind

UTILITIES - 4.2%

CELLULAR - 0.9%

Nextel Communications, Inc.:

11.125% pay-in-kind              287                  276,955

Series D, 13% pay-in-kind        25                   26,125

                                                      303,080

PREFERRED STOCKS - CONTINUED

                                SHARES               VALUE (NOTE 1)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - 3.3%

Intermedia Communications,       106                 $ 100,170
Inc. 13.5% pay-in-kind

NEXTLINK Communications, Inc.    21,424               1,028,352
14% pay-in-kind

                                                      1,128,522

TOTAL UTILITIES                                       1,431,602

TOTAL NONCONVERTIBLE                                  2,326,255
PREFERRED STOCKS

TOTAL PREFERRED STOCKS                                2,437,005
(Cost $2,539,609)


PURCHASED BANK DEBT - 2.8%

MOODY'S RATINGS (UNAUDITED)               PRINCIPAL AMOUNT

Synthetic Industries, Inc.      -         $ 200,000                    198,000
term loan  13% 12/13/00 (e)

U.S. Office Products Co. term   Caa1       1,000,000                   740,000
loan  8.63% 6/9/06 (e)

TOTAL PURCHASED BANK DEBT                                              938,000
(Cost $924,286)


CASH EQUIVALENTS - 2.9%

                              MATURITY AMOUNT

Investments in repurchase     $ 994,471                       994,000
agreements  (U.S. Government
Obligations), in a joint
trading  account at 5.69%,
dated 4/28/00 due 5/1/00
(Cost $994,000)

TOTAL INVESTMENT PORTFOLIO -                                  34,292,779
100.6%
(Cost $35,070,751)

NET OTHER ASSETS - (0.6)%                                     (192,582)

NET ASSETS - 100%                                           $ 34,100,197

LEGEND

(a) Non-income producing

(b) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,932,767 or 14.5% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investor Service, Inc.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        2.1%       AAA, AA, A    0.0%

Baa               0.4%       BBB           0.4%

Ba                5.4%       BB            16.9%

B                 63.7%      B             51.1%

Caa               10.2%      CCC           10.5%

Ca, C             0.3%       CC, C         0.9%

                             D             0.2%

The percentage not rated by Moody's or S&P amounted to 1.7%. FMR has determined that unrated debt securities that are lower quality account for 1.7% of the total value of investment in securities.

INCOME TAX INFORMATION

At April 30, 2000, the aggregate cost of investment securities for income tax purposes was $35,070,751. Net unrealized depreciation aggregated $777,972, of which $556,106 related to appreciated investment securities and $1,334,078 related to depreciated investment securities.

At October 31, 1999, the fund had a capital loss carryforward of approximately $7,000 all of which will expire on October 31, 2007.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                             APRIL 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at               $ 34,292,779
value (including repurchase
agreements of $994,000)
(cost $35,070,751) -  See
accompanying schedule

Cash                                        329

Receivable for investments                  13,652
sold

Receivable for fund shares                  88,556
sold

Interest receivable                         607,610

Other receivables                           11,460

Prepaid expenses                            30,956

Receivable from investment                  1,024
adviser for expense
reductions

 TOTAL ASSETS                               35,046,366

LIABILITIES

Payable for investments         $ 768,848
purchased

Payable for fund shares          55,423
redeemed

Distributions payable            74,236

Distribution fees payable        13,652

Other payables and accrued       34,010
expenses

 TOTAL LIABILITIES                          946,169

NET ASSETS                                 $ 34,100,197

Net Assets consist of:

Paid in capital                            $ 34,353,425

Undistributed net investment                120,396
income

Accumulated undistributed net               404,348
realized gain (loss)  on
investments

Net unrealized appreciation                 (777,972)
(depreciation) on investments

NET ASSETS                                 $ 34,100,197

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
               APRIL 30, 2000 (UNAUDITED)

CALCULATION OF MAXIMUM             $10.02
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price   per share
($7,417,418 (divided by)
740,549 shares)

Maximum offering price per         $10.52
share (100/95.25 of $10.02)

CLASS T: NET ASSET VALUE and       $10.01
redemption price   per share
($7,754,221 (divided by)
774,580 shares)

Maximum offering price per         $10.37
share (100/96.50 of $10.01)

CLASS B: NET ASSET VALUE and       $10.00
offering price per share
($9,069,367 (divided by)
906,487 shares) A

CLASS C: NET ASSET VALUE and       $10.00
offering price per share
($5,081,664 (divided by)
507,979 shares) A

INSTITUTIONAL CLASS: NET           $10.02
ASSET VALUE, offering price
and redemption price   per
share ($4,777,527 (divided
by) 476,902 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                          SIX MONTHS ENDED APRIL 30,
                                    2000 (UNAUDITED)

INVESTMENT INCOME                          $ 130,476
Dividends

Interest                                    1,167,872

 TOTAL INCOME                               1,298,348

EXPENSES

Management fee                 $ 75,158

Transfer agent fees             26,004

Distribution fees               66,270

Accounting fees and expenses    30,003

Non-interested trustees'        32
compensation

Custodian fees and expenses     3,915

Registration fees               89,628

Audit                           16,870

Legal                           76

 Total expenses before          307,956
reductions

 Expense reductions             (133,178)   174,778

NET INVESTMENT INCOME                       1,123,570

REALIZED AND UNREALIZED GAIN                410,651
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                    (734,748)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                             (324,097)

NET INCREASE (DECREASE) IN                 $ 799,473
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED APRIL 30,  SEPTEMBER 7, 1999
                               2000 (UNAUDITED)            (COMMENCEMENT  OF
                                                           OPERATIONS) TO OCTOBER 31,
                                                           1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 1,123,570                 $ 59,140
income

 Net realized gain (loss)       410,651                     (6,153)

 Change in net unrealized       (734,748)                   (43,224)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     799,473                     9,763
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (1,005,782)                 (56,682)
from net investment income

Share transactions - net        26,483,985                  7,869,440
increase (decrease)

  TOTAL INCREASE (DECREASE)     26,277,676                  7,822,521
IN NET ASSETS

NET ASSETS

 Beginning of period            7,822,521                   -

 End of period (including      $ 34,100,197                $ 7,822,521
undistributed net investment
income of $120,396 and
$2,608, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED APRIL 30, 2000  YEAR ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.920                          $ 10.000
period

Income from Investment
Operations

Net investment income D           .440                             .116

Net realized and unrealized       .063 H                           (.091)
gain (loss)

Total from investment             .503                             .025
operations

Less Distributions

From net investment income        (.403)                           (.105)

Net asset value, end of period   $ 10.020                         $ 9.920

TOTAL RETURN B, C                 5.10%                            .25%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 7,417                          $ 739
(000 omitted)

Ratio of expenses to average      1.00% A, F                       1.00% A, F
net assets

Ratio of expenses to average      .99% A, G                        1.00% A
net assets after  expense
reductions

Ratio of net investment           9.02% A                          7.92% A
income to average net assets

Portfolio turnover rate           191% A                           331% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 7, 1999 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1999.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED APRIL 30, 2000  YEAR ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.920                          $ 10.000
period

Income from Investment
Operations

Net investment income D           .445                             .112

Net realized and unrealized       .040  H                          (.089)
gain (loss)

Total from investment             .485                             .023
operations

Less Distributions

From net investment income        (.395)                           (.103)

Net asset value, end of period   $ 10.010                         $ 9.920

TOTAL RETURN B, C                 4.92%                            .23%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 7,754                          $ 2,422
(000 omitted)

Ratio of expenses to average      1.10% A, F                       1.10% A, F
net assets

Ratio of expenses to average      1.09% A, G                       1.10% A
net assets after  expense
reductions

Ratio of net investment           8.92% A                          7.82% A
income to average net assets

Portfolio turnover rate           191% A                           331% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 7, 1999 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1999.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED APRIL 30, 2000  YEAR ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.920                          $ 10.000
period

Income from Investment
Operations

Net investment income D           .411                             .102

Net realized and unrealized       .030 H                           (.083)
gain (loss)

Total from investment             .441                             .019
operations

Less Distributions

From net investment income        (.361)                           (.099)

Net asset value, end of period   $ 10.000                         $ 9.920

TOTAL RETURN B, C                 4.47%                            .19%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 9,069                          $ 2,089
(000 omitted)

Ratio of expenses to average      1.75% A, F                       1.75% A, F
net assets

Ratio of expenses to average      1.74% A, G                       1.75% A
net assets after  expense
reductions

Ratio of net investment           8.27% A                          7.17% A
income to average net assets

Portfolio turnover rate           191% A                           331% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 7, 1999 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1999.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED APRIL 30, 2000  YEAR ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.910                          $ 10.000
period

Income from Investment
Operations

Net investment income D           .406                             .101

Net realized and unrealized       .040 H                           (.093)
gain (loss)

Total from investment             .446                             .008
operations

Less Distributions

From net investment income        (.356)                           (.098)

Net asset value, end of period   $ 10.000                         $ 9.910

TOTAL RETURN B, C                 4.51%                            .08%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 5,082                          $ 1,854
(000 omitted)

Ratio of expenses to average      1.85% A, F                       1.85% A, F
net assets

Ratio of expenses to average      1.84% A, G                       1.85% A
net assets after  expense
reductions

Ratio of net investment           8.17% A                          7.07% A
income to average net assets

Portfolio turnover rate           191% A                           331% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 7, 1999 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1999.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED APRIL 30, 2000  YEAR ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.920                          $ 10.000
period

Income from Investment
Operations

Net investment income D           .442                             .118

Net realized and unrealized       .070 H                           (.091)
gain (loss)

Total from investment             .512                             .027
operations

Less Distributions

From net investment income        (.412)                           (.107)

Net asset value, end of period   $ 10.020                         $ 9.920

TOTAL RETURN B, C                 5.20%                            .28%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 4,778                          $ 719
(000 omitted)

Ratio of expenses to average      .85% A, F                        .85% A, F
net assets

Ratio of expenses to average      .84% A, G                        .85% A
net assets after  expense
reductions

Ratio of net investment           9.17% A                          8.07% A
income to average net assets

Portfolio turnover rate           191% A                           331% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 7, 1999 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1999.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced operations on September 7, 1999. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses of the funds except for the cost of registering and qualifying shares of each class for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for market discount, capital loss carryforwards and losses deferred due to wash sales.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $938,000 or 2.8% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $48,842,716 and $20,855,902, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .57% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 2,547      $ 410

CLASS T    11,616       703

CLASS B    31,286       23,301

CLASS C    20,821       17,149

          $ 66,270     $ 41,563

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 12,445     $ 4,409

CLASS T    21,678       8,803

CLASS B    17,565       17,565*

CLASS C    774          774*

          $ 52,462     $ 31,551

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT    % OF AVERAGE NET ASSETS

CLASS A                $ 3,332   .20*

CLASS T                 8,466    .18*

CLASS B                 6,267    .18*

CLASS C                 4,647    .22*

INSTITUTIONAL CLASS     3,292    .29*

                       $ 26,004

* ANNUALIZED

ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $172 for the period.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               1.00%                    $ 17,043

CLASS T               1.10%                     46,085

CLASS B               1.75%                     34,543

CLASS C               1.85%                     21,593

INSTITUTIONAL CLASS   0.85%                     12,564

                                               $ 131,828

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $48 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $1,302 under the custodian arrangement.

6. BENEFICIAL INTEREST.

At the end of the period, FMR and its affiliates were record owners of approximately 9% of the total outstanding shares of the fund. In addition, two unaffiliated shareholders were each record owner of more than 10% of the total outstanding shares of the fund, totaling 30%.

7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                            SIX MONTHS ENDED APRIL 30, 2000  SEPTEMBER 7, 1999
                                                             (COMMENCEMENT OF OPERATIONS)
                                                             TO  OCTOBER 31, 1999

FROM NET INVESTMENT INCOME

CLASS A                     $ 137,712                        $ 7,152

CLASS T                      366,116                          17,710

CLASS B                      253,663                          10,995

CLASS C                      148,699                          13,464

INSTITUTIONAL CLASS          99,592                           7,361

TOTAL                       $ 1,005,782                      $ 56,682


8. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                                    DOLLARS

                                SIX MONTHS ENDED APRIL 30,  SEPTEMBER 7, 1999             SIX MONTHS ENDED APRIL 30,
                                                            (COMMENCEMENT OF OPERATIONS)
                                                            TO OCTOBER 31,

                                2000                        1999                          2000



CLASS A Shares sold                                          73,796                       $ 7,470,355
                                 738,007

Reinvestment of distributions    10,279                      661                           103,785

Shares redeemed                  (82,194)                    -                             (829,233)

Net increase (decrease)          666,092                     74,457                       $ 6,744,907

CLASS T Shares sold              1,013,143                   242,680                      $ 10,163,665

Reinvestment of distributions    17,477                      1,481                         176,613

Shares redeemed                  (500,151)                   (50)                          (4,979,380)

Net increase (decrease)          530,469                     244,111                      $ 5,360,898

CLASS B Shares sold              795,764                     214,251                      $ 8,012,177

Reinvestment of distributions    12,277                      851                           123,965

Shares redeemed                  (112,188)                   (4,468)                       (1,134,406)

Net increase (decrease)          695,853                     210,634                      $ 7,001,736

CLASS C Shares sold              426,343                     185,931                      $ 4,298,645

Reinvestment of distributions    8,794                       1,090                         88,784

Shares redeemed                  (114,179)                   -                             (1,152,412)

Net increase (decrease)          320,958                     187,021                      $ 3,235,017

INSTITUTIONAL CLASS Shares       402,217                     71,695                       $ 4,119,230
sold

Reinvestment of distributions    9,212                       737                           92,974

Shares redeemed                  (6,959)                     -                             (70,777)

Net increase (decrease)          404,470                     72,432                       $ 4,141,427



                                DOLLARS

                                SEPTEMBER 7, 1999
                                (COMMENCEMENT OF OPERATIONS)
                                TO OCTOBER 31,

                                1999



CLASS A Shares sold             $ 737,552


Reinvestment of distributions    6,564

Shares redeemed                  -

Net increase (decrease)         $ 744,116

CLASS T Shares sold             $ 2,421,256

Reinvestment of distributions    14,699

Shares redeemed                  (500)

Net increase (decrease)         $ 2,435,455

CLASS B Shares sold             $ 2,135,658

Reinvestment of distributions    8,451

Shares redeemed                  (44,468)

Net increase (decrease)         $ 2,099,641

CLASS C Shares sold             $ 1,855,443

Reinvestment of distributions    10,817

Shares redeemed                  -

Net increase (decrease)         $ 1,866,260

INSTITUTIONAL CLASS Shares      $ 716,650
sold

Reinvestment of distributions    7,318

Shares redeemed                  -

Net increase (decrease)         $ 723,968









INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
David L. Glancy, Vice President
David L. Murphy, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Michael Cook
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications and Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuantSM
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Dynamic Capital Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

AHII-SANN-0600  104110
1.741815.100

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
MORTGAGE SECURITIES
FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT
APRIL 30, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             7   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    10  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           11  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  15  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 24  Notes to financial statements.



Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

New indicators of accelerating inflation led to a sharp downturn in equity markets, as the Dow Jones Industrial Average, NASDAQ and S&P 500(Registered trademark) each suffered its worst single-session point decline in history on April 14. Volatility ruled the remainder of the month, with equity markets experiencing both strong rallies and broad sell-offs. Inflation-sensitive Treasuries experienced similar volatility, as prices for the bellwether 10-year note edged lower throughout the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR MORTGAGE SECURITIES FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on March 3, 1997. Returns prior to March 3, 1997 are those of Initial Class, the original class of the fund. If Fidelity had not reimbursed certain class expenses, the past one year, past five year, and past 10 year total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MORTGAGE          1.66%          2.25%        38.75%        114.31%
SECURITIES - INST CL

LB Mortgage                    1.26%          1.85%        39.51%        116.20%

US Mortgage Funds Average      1.15%          1.19%        33.82%        101.21%


CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Lehman Brothers Mortgage-Backed Securities Index - a market value-weighted index of fixed-rate securities that represent interests in pools of mortgage loans with original terms of 15 and 30 years that are issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corp. (FHLMC), and balloon mortgages with fixed-rate coupons. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 62 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MORTGAGE          2.25%        6.77%         7.92%
SECURITIES - INST CL

LB Mortgage                    1.85%        6.89%         8.02%

US Mortgage Funds Average      1.19%        5.99%         7.24%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             Mortgage Secs -Initial CL   LB Mortgage Backed Secs
             00040                       LB006
  1990/04/30      10000.00                    10000.00
  1990/05/31      10290.72                    10310.28
  1990/06/30      10439.91                    10473.31
  1990/07/31      10591.63                    10655.05
  1990/08/31      10563.61                    10541.83
  1990/09/30      10620.01                    10628.33
  1990/10/31      10728.80                    10748.84
  1990/11/30      10963.56                    10974.07
  1990/12/31      11152.68                    11158.00
  1991/01/31      11268.40                    11327.60
  1991/02/28      11340.55                    11423.09
  1991/03/31      11416.83                    11500.84
  1991/04/30      11540.41                    11606.77
  1991/05/31      11600.41                    11708.82
  1991/06/30      11629.42                    11719.27
  1991/07/31      11796.46                    11917.54
  1991/08/31      12021.89                    12134.27
  1991/09/30      12209.56                    12361.69
  1991/10/31      12353.89                    12566.51
  1991/11/30      12429.41                    12657.63
  1991/12/31      12670.86                    12912.02
  1992/01/31      12609.91                    12762.83
  1992/02/29      12735.38                    12883.59
  1992/03/31      12647.37                    12801.47
  1992/04/30      12765.94                    12927.33
  1992/05/31      12976.65                    13160.34
  1992/06/30      13114.14                    13315.60
  1992/07/31      13091.63                    13431.98
  1992/08/31      13176.31                    13606.92
  1992/09/30      13259.03                    13712.86
  1992/10/31      13127.19                    13592.58
  1992/11/30      13190.64                    13635.10
  1992/12/31      13361.81                    13811.26
  1993/01/31      13483.72                    13992.76
  1993/02/28      13599.20                    14134.66
  1993/03/31      13688.01                    14220.42
  1993/04/30      13783.56                    14293.80
  1993/05/31      13824.38                    14375.20
  1993/06/30      13993.02                    14485.26
  1993/07/31      14069.94                    14543.09
  1993/08/31      14096.14                    14611.61
  1993/09/30      14126.93                    14624.24
  1993/10/31      14152.06                    14666.52
  1993/11/30      14122.48                    14637.85
  1993/12/31      14258.78                    14756.42
  1994/01/31      14390.10                    14902.69
  1994/02/28      14314.21                    14798.70
  1994/03/31      14151.99                    14413.34
  1994/04/30      14090.00                    14307.17
  1994/05/31      14209.94                    14363.78
  1994/06/30      14282.67                    14332.68
  1994/07/31      14510.99                    14619.63
  1994/08/31      14576.01                    14665.79
  1994/09/30      14418.02                    14457.08
  1994/10/31      14447.29                    14448.82
  1994/11/30      14432.88                    14403.63
  1994/12/31      14535.64                    14518.55
  1995/01/31      14810.45                    14829.31
  1995/02/28      15142.01                    15207.86
  1995/03/31      15206.27                    15279.54
  1995/04/30      15446.01                    15496.76
  1995/05/31      15932.00                    15985.37
  1995/06/30      16053.54                    16076.24
  1995/07/31      16090.01                    16103.94
  1995/08/31      16288.55                    16270.62
  1995/09/30      16456.93                    16413.73
  1995/10/31      16640.00                    16559.76
  1995/11/30      16824.23                    16749.03
  1995/12/31      17009.58                    16958.23
  1996/01/31      17148.84                    17086.04
  1996/02/29      17039.58                    16944.14
  1996/03/31      16977.76                    16882.91
  1996/04/30      16942.37                    16835.29
  1996/05/31      16876.77                    16786.21
  1996/06/30      17109.68                    17017.28
  1996/07/31      17170.77                    17079.72
  1996/08/31      17166.99                    17079.48
  1996/09/30      17438.68                    17365.45
  1996/10/31      17761.35                    17706.10
  1996/11/30      18035.75                    17959.52
  1996/12/31      17934.05                    17865.49
  1997/01/31      18046.29                    17998.15
  1997/02/28      18105.12                    18058.17
  1997/03/31      17935.36                    17888.09
  1997/04/30      18214.97                    18173.34
  1997/05/31      18394.66                    18351.19
  1997/06/30      18610.09                    18565.25
  1997/07/31      18946.68                    18915.13
  1997/08/31      18925.74                    18870.18
  1997/09/30      19131.09                    19109.51
  1997/10/31      19335.27                    19321.38
  1997/11/30      19398.97                    19384.79
  1997/12/31      19569.77                    19561.44
  1998/01/31      19758.03                    19756.06
  1998/02/28      19802.46                    19797.85
  1998/03/31      19869.06                    19881.67
  1998/04/30      19986.23                    19994.17
  1998/05/31      20120.61                    20127.07
  1998/06/30      20221.04                    20223.05
  1998/07/31      20301.26                    20325.58
  1998/08/31      20475.51                    20510.00
  1998/09/30      20669.49                    20757.59
  1998/10/31      20493.87                    20730.86
  1998/11/30      20647.06                    20834.12
  1998/12/31      20717.10                    20922.56
  1999/01/31      20833.57                    21071.51
  1999/02/28      20776.24                    20988.17
  1999/03/31      20932.02                    21129.11
  1999/04/30      21008.54                    21226.61
  1999/05/31      20932.75                    21107.95
  1999/06/30      20858.25                    21033.67
  1999/07/31      20745.74                    20890.98
  1999/08/31      20735.06                    20890.23
  1999/09/30      21043.84                    21229.32
  1999/10/31      21137.14                    21351.41
  1999/11/30      21128.77                    21363.07
  1999/12/31      21107.69                    21310.81
  2000/01/31      20996.21                    21126.11
  2000/02/29      21255.31                    21371.14
  2000/03/31      21497.08                    21604.91
  2000/04/28      21489.25                    21619.76
IMATRL PRASUN   SHR__CHT 20000430 20000524 095339 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mortgage Securities Fund - Institutional Class on April 30, 1990. As the chart shows, by April 30, 2000, the value of the investment would have grown to $21,431 - a 114.31% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,620 - a 116.20% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                      SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,          MARCH 3, 1997 (COMMENCEMENT
                                                                                   OF SALE OF INSTITUTIONAL
                                                                                   CLASS SHARES) TO OCTOBER 31,

                      2000                        1999                     1998    1997

Dividend returns      3.57%                       6.14%                    6.13%   4.30%

Capital returns       -1.91%                      -3.05%                   -0.27%  2.43%

Total returns         1.66%                       3.09%                    5.86%   6.73%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 2000   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            5.59(cents)   36.95(cents)   68.86(cents)

Annualized dividend rate       6.57%         7.17%          6.61%

30-day annualized yield        6.72%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.35 over the past one month, $10.33 over the past six months, and $10.41 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

The Federal Reserve Board delivered
three preemptive strikes against
inflation in the form of quarter-point
interest-rate hikes during the
six-month period ending April 30,
2000, creating a less than ideal
investment environment for bonds.
The Lehman Brothers Aggregate
Bond Index - a widely accepted
measure of taxable-bond
performance - returned only 1.42%
for the period. Treasuries felt the
heat early on, as investors shifted
their focus to high-flying equities or
higher-yielding spread sector
securities - namely corporate
bonds, mortgage securities and
government agencies - which
benefited from a favorable technical
environment. Strong housing
turnover and a fall-off in refinancing
activity spurred mortgages.
Lighter-than-expected supply
rallied corporates, while a
restructuring in the agency market
fueled those issues. However, these
factors were ignored beginning in
January when the U.S. Treasury
announced its intent to re-purchase
long-term debt and cut future
issuance. Treasury prices soared in
response - with their yields
spiraling lower - and with the help
of rising short-term interest rates,
spawned an inverted yield curve,
which occurs when short-term bonds
offer higher yields than their
longer-dated counterparts. Spread
sectors recoiled on the news, with
their yield spreads widening out
relative to Treasuries. The Lehman
Brothers Treasury Index, reflective of
the change in market leadership,
posted a return of 2.58% for the
six-month period, compared to the
Lehman Brothers Corporate Bond,
Mortgage-Backed Securities and
U.S. Agency indexes, which returned
0.11%, 1.26% and 1.16%,
respectively.

(photograph of Tom Silvia)

An interview with Tom Silvia, Portfolio Manager of Fidelity Advisor Mortgage Securities Fund

Q. HOW DID THE FUND PERFORM, TOM?

A. For the six-month period that ended April 30, 2000, the fund's Institutional Class shares provided a total return of 1.66%. To get a sense of how the fund did relative to its competitors, the U.S. mortgage funds average returned 1.15% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Mortgage-Backed Securities Index - which tracks the types of securities in which the fund invests - returned 1.26% for the same six-month period. For the 12-month period that ended April 30, 2000, the fund returned 2.25%, while the U.S. mortgage funds average returned 1.19% and the Lehman Brothers index returned 1.85%.

Q. WHAT HELPED THE FUND'S PERFORMANCE RELATIVE TO ITS PEERS?

A. The main contributor to the fund's performance was its larger-than-average stake in commercial mortgage securities (CMS), which made up about 17% of the fund's net assets at the end of the period and outperformed most other mortgage securities during the past six months. Commercial mortgage securities are bonds that are collateralized by mortgage loans on commercial real estate - such as office buildings, shopping malls, hotels and apartment buildings. Their recent strong performance mainly was due to improvement in the overall credit quality of the sector in response to the strength of the U.S. economy and good commercial real estate fundamentals. In contrast to other fixed-income securities, rising interest rates also bolstered CMS by limiting issuance of new securities. Finally, proposed changes to pension-fund regulations were expected to broaden the demand for these securities.

Q. PREPAYMENT ACTIVITY, WHICH WAS A BIG NEGATIVE FOR THE MORTGAGE
MARKET DURING MUCH OF 1999, HAS ALL BUT DISAPPEARED SO FAR IN 2000. WHY, THEN, DIDN'T MORTGAGE SECURITIES PERFORM BETTER?

A. Rising interest rates - which pushed mortgage securities' yields higher and their prices lower - were the main culprit behind their lackluster performance. But another very critical factor was the Treasury market rally, which came at the expense of mortgage securities and most other fixed-income investments as well. As the Federal Reserve Board raised interest rates, long-term Treasury bond yields actually fell as the U.S. Treasury scaled back its auctions and announced plans to re-purchase $30 billion of its outstanding Treasury bonds to cut financing costs. Three successful re-purchases during the first four months of 2000 supported the idea that Treasury supply would become increasingly scarce. Those developments also helped firm demand for intermediate- and short-term Treasuries, which experienced rising yields but to a lesser extent than mortgage securities. As one measure of the scope of the performance disparity between Treasuries and mortgages, the spread - or difference in yield - between a 10-year Treasury and 10-year mortgage security was over 155 basis points (1.55% percentage points) at the end of April, compared to about 125 basis points just six months earlier.

Q. WERE THERE ANY OTHER DISAPPOINTMENTS DURING THE PERIOD?

A. Yes, there were. The fund had a relatively small stake in securities issued by Ginnie Mae, which outperformed securities issued by Fannie Mae and Freddie Mac. In a surprising development, a senior Treasury official shook up the mortgage market when he urged Congress to cut off longstanding but never-used lines of credit that give Fannie Mae and Freddie Mac securities implicit government backing. He also asked Congress to repeal "exceptions that let banks hold so much" of those securities. Although it remained unclear whether those recommendations would translate into actual policy, investors reacted to his comments by selling Fannie Mae and Freddie Mac securities, allowing Ginnie Maes to outperform.

Q. WHAT DID YOU DO IN RESPONSE TO THAT DEVELOPMENT?

A. To lock in their relatively strong performance, I sold some of the fund's Ginnie Mae holdings. I replaced them with additional Freddie Mac and Fannie Mae securities, which I felt had been unduly punished by those developments and offered attractive yields at relatively cheap prices as a result. By the end of the period, Fannie Mae and Freddie Mac securities offered yields as much as 15 basis points (0.15%) more than their Ginnie Mae counterparts.

Q. WHAT'S YOUR OUTLOOK?

A. While I don't believe that any legislation altering the debt-issuing ability of Fannie Mae and Freddie Mac will be enacted before the presidential election in November, I believe that spread volatility between mortgage securities and Treasuries is likely to continue. Even so, I think that the mortgage securities market offers some very attractive values at current levels, offering yields well in excess of U.S. Treasury securities.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks a high level of
current income, consistent
with prudent investment risk;
in seeking current income,
the fund may also consider
the potential for capital gains

START DATE: December 31, 1984

SIZE: as of April 30, 2000,
more than $428 million

MANAGER: Tom Silvia, since
1997; joined Fidelity in
1993

TOM SILVIA ON PROPOSED
MOVES TO ALTER THE BACKING
OF MORTGAGE SECURITIES:

"Fannie Mae and Freddie Mac are
government-sponsored enterprises
(GSE) and, as such, enjoy certain
benefits including a $4.5 billion line
of credit from the U.S. Treasury.
They purchase home loans from
originators such as banks, thrifts
and mortgage banks, which they
hold for their own investment
portfolios. They also pool home
loans into mortgage securities.
Whether they hold mortgages for
their own portfolios or whether
they package them as securities,
the effect is that cash is freed up so
that originators can make new
loans. As a result, Fannie Mae and
Freddie Mac securities make up a
fast-growing share of the
government debt markets at a time
when the Treasury is limiting its
issuance.

"Although its emergency line of credit
from the U.S. Treasury has never been
tapped, it carries symbolic significance because it traditionally has allowed
Fannie Mae and Freddie Mac to
borrow at interest rates close to the
U.S. government's rate. Renewed
government interest in curbing
these two GSE's line of credit and
limiting how much of their securities
commercial banks can own have
caused these securities to perform
poorly recently. The spread
between agency securities and
Treasuries - which is the key
barometer and the market's view of
the creditworthiness of Fannie Mae
and Freddie Mac - jumped sharply
during the past six months."

INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF
APRIL 30, 2000

                           % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                    MONTHS AGO

Less than 6%                0.5                      0.5

6 - 6.99%                   45.0                     47.0

7 - 7.99%                   38.4                     36.4

8 - 8.99%                   9.9                      7.8

9% and over                 4.2                      6.9

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.

AVERAGE YEARS TO MATURITY AS
OF APRIL 30, 2000

                                     6 MONTHS AGO

Years                          8.0   8.0

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF APRIL 30, 2000

                                      6 MONTHS AGO

Years                           4.7   4.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF APRIL 30, 2000                                          AS OF OCTOBER 31, 1999

Mortgage  Securities            77.1%                         Mortgage  Securities              76.9%

CMOs and Other Mortgage                                       CMOs and Other Mortgage
Related Securities              21.8%                         Related Securities                21.0%

U.S. Government  Agency                                       U.S. Government  Agency
Obligations                      3.9%                         Obligations                        0.0%

Short-Term  Investments and                                   Short-Term  Investments and
Net Other Assets               (2.8)%*                        Net Other Assets                   2.1%

Row: 1, Col: 1, Value: 77.09999999999999                      Row: 1, Col: 1, Value: 76.90000000000001
Row: 1, Col: 2, Value: nil                                    Row: 1, Col: 2, Value: nil
Row: 1, Col: 3, Value: 21.8                                   Row: 1, Col: 3, Value: 21.0
Row: 1, Col: 4, Value: 21.8                                   Row: 1, Col: 4, Value: 21.0
Row: 1, Col: 5, Value: 3.9                                    Row: 1, Col: 5, Value: nil
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: nil                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 0.0                                    Row: 1, Col: 8, Value: 2.1





* SHORT-TERM INVESTMENTS AND NET OTHER ASSETS ARE NOT INCLUDED IN THE
PIE CHART.

INVESTMENTS APRIL 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets



U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 3.9%

                                   PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 3.9%

Fannie Mae 6.5% 4/29/09 (Cost      $ 18,100,000                    $ 16,745,396
$16,755,170)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 77.1%



FANNIE MAE - 51.6%

6% 2/1/14 to 1/1/15                 746,709                         699,344

6.5% 9/1/10 to 5/1/30               114,294,343                     106,929,040

6.5% 5/1/30 (b)                     3,000,000                       2,798,438

7% 3/1/19 to 4/1/30                 69,946,624                      67,032,036

7% 5/1/30 (b)                       11,000,000                      10,518,750

7.5% 3/1/22 to 3/1/30               9,859,778                       9,663,998

8% 1/1/07 to 5/1/30                 13,667,823                      13,647,556

8.25% 1/1/13                        71,647                          72,282

8.5% 6/1/16 to 11/1/23              3,268,454                       3,317,929

8.75% 11/1/08 to 7/1/09             130,237                         132,117

9% 1/1/08 to 2/1/13                 537,030                         548,914

9.5% 5/1/03 to 8/1/22               3,584,805                       3,707,128

11% 12/1/02 to 8/1/10               1,035,641                       1,112,645

12.25% 5/1/13 to 6/1/15             149,609                         166,456

12.5% 11/1/14 to 3/1/16             309,193                         346,101

12.75% 2/1/14 to 6/1/15             58,776                          65,080

13.5% 9/1/13 to 12/1/14             131,651                         150,041

14% 11/1/14                         41,336                          47,523

                                                                    220,955,378

FREDDIE MAC - 14.9%

5% 7/1/10                           2,267,214                       2,044,743

6% 2/1/29 to 7/1/29                 4,788,503                       4,339,232

6.5% 1/1/24 to 9/1/24               21,278,710                      20,059,565

7% 7/1/29 to 9/1/29                 12,711,685                      12,167,370

7.5% 6/1/26 to 8/1/28               2,932,733                       2,877,933

8% 10/1/07 to 4/1/21                599,746                         597,861

8.5% 11/1/03 to 1/1/20              1,498,214                       1,515,124

8.5% 5/1/30 (b)                     9,375,000                       9,515,625

9% 9/1/08 to 5/1/21                 6,195,628                       6,337,155

10% 1/1/09 to 5/1/19                1,063,089                       1,110,436

10.5% 8/1/10 to 12/1/20             1,104,924                       1,173,296

11.5% 4/1/12                        59,101                          63,930

12.25% 6/1/14 to 7/1/15             141,607                         156,758

12.5% 5/1/12 to 12/1/14             572,665                         631,273

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

                                   PRINCIPAL AMOUNT                VALUE (NOTE 1)

FREDDIE MAC - CONTINUED

12.75% 6/1/05 to 3/1/15            $ 59,744                        $ 64,771

13% 1/1/11 to 6/1/15                941,125                         1,053,920

                                                                    63,708,992

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 10.6%

6.5% 5/15/28 to 1/15/29             4,239,404                       3,971,578

7% 1/15/26 to 5/1/30                17,357,994                      16,696,649

7.5% 7/15/05 to 9/15/27             13,484,005                      13,345,988

8% 4/15/02 to 12/15/25              8,743,665                       8,785,665

8.5% 7/15/16 to 6/15/18             1,734,302                       1,776,514

9% 9/20/16 to 4/20/18               64,471                          66,355

9.5% 8/15/09 to 12/15/24            73,596                          78,248

10.5% 8/15/00 to 2/20/18            579,901                         618,388

13% 10/15/13                        57,889                          66,084

13.5% 7/15/11 to 10/15/14           58,238                          66,731

                                                                    45,472,200

TOTAL U.S. GOVERNMENT AGENCY                                        330,136,570
- MORTGAGE SECURITIES
(Cost $340,585,284)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.5%



U.S. GOVERNMENT AGENCY - 4.5%

Fannie Mae REMIC planned
amortization class:

Series 1999-1 Class PJ, 6.5%        10,049,260                      8,924,999
2/25/29

Series 1999-51 Class LK, 6.5%       10,000,000                      9,000,000
8/25/29

Freddie Mac REMIC planned           1,553,188                       1,583,273
amortization class  Series
70 Class C, 9% 9/15/20

TOTAL COLLATERALIZED MORTGAGE                                       19,508,272
OBLIGATIONS
(Cost $19,834,372)

COMMERCIAL MORTGAGE
SECURITIES - 17.3%



Bankers Trust II Series             5,000,000                       5,003,125
1999-S1A Class D, 8.0675%
2/28/14 (a)(c)

Bankers Trust REMIC Trust           959,113                         959,574
1988-1 Series 1998-S1A Class
F, 7.58% 11/28/02 (c)

CBM Funding Corp. sequential        2,300,000                       2,246,813
pay Series 1996-1  Class
A-3PI, 7.08% 11/1/07

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

                                   PRINCIPAL AMOUNT                VALUE (NOTE 1)

CS First Boston Mortgage           $ 2,000,000                     $ 1,846,250
Securities Corp. Series
1997-C2 Class D, 7.27%
1/17/35

Deutsche Mortgage & Asset           10,200,000                      9,066,844
Receiving Corp. Series
1998-C1 Class D, 7.231%
7/15/12

Federal Deposit Insurance           2,877,831                       2,845,905
Corp. REMIC Trust sequential
pay Series 1996-C1 Class 1A,
6.75% 7/25/26

GS Mortgage Securities Corp.
II:

Series 1998-GLII Class E,           1,600,000                       1,374,875
6.9698% 4/13/31 (a)(c)

Series 1999-GSFL II Class F,        4,500,000                       4,440,235
7.6634% 11/13/13 (a)(c)

Nomura Asset Securities Corp.       15,000,000                      13,509,375
Series 1998-D6 Class A4,
7.1288% 3/17/28 (c)

Nomura Depositor Trust
floater Series 1998-ST1A:

Class A-4, 6.9038% 2/15/34          7,900,000                       7,639,547
(a)(c)

Class A-5, 7.2538% 2/15/34          5,278,196                       5,067,068
(a)(c)

Structured Asset Securities         3,192,522                       2,976,528
Corp. Series 1992-M1 Class
C, 7.05% 11/25/02

Thirteen Affiliates of              18,200,000                      16,960,837
General Growth Properties,
Inc. Series 1 Class D-1,
6.917% 12/15/07 (a)

TOTAL COMMERCIAL MORTGAGE                                           73,936,976
SECURITIES
(Cost $78,065,657)


CASH EQUIVALENTS - 2.0%

                                    MATURITY AMOUNT

Investments in repurchase          $ 8,728,258                      8,724,000
agreements (U.S. Government
Obligations), in a joint
trading account at 5.86%,
dated 4/28/00 due 5/1/00
(Cost $8,724,000)

TOTAL INVESTMENT PORTFOLIO -                                        449,051,214
104.8%
(Cost $463,964,483)

NET OTHER ASSETS - (4.8)%                                          (20,617,199)

NET ASSETS - 100%                                                 $ 428,434,015


LEGEND

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $40,485,687 or 9.4% of net assets.

(b) Security purchased on a delayed delivery or when-issued basis.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

INCOME TAX INFORMATION

At April 30, 2000, the aggregate cost of investment securities for income tax purposes was $464,042,874. Net unrealized depreciation aggregated $14,991,660, of which $1,347,147 related to appreciated investment securities and $16,338,807 related to depreciated investment securities.

At October 31, 1999, the fund had a capital loss carryforward of approximately $5,050,000, all of which will expire on October 31, 2007.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                   APRIL 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                    $ 449,051,214
value (including repurchase
agreements of $8,724,000)
(cost $463,964,483) -  See
accompanying schedule

Commitment to sell securities   $ (15,380,000)
on a delayed delivery basis

Receivable for securities        15,560,000      180,000
sold on a delayed delivery
basis

Receivable for investments                       216,711
sold, regular delivery

Cash                                             35,249

Receivable for fund shares                       355,108
sold

Interest receivable                              2,900,904

 TOTAL ASSETS                                    452,739,186

LIABILITIES

Payable for investments          23,049,492
purchased on a  delayed
delivery basis

Payable for fund shares          580,408
redeemed

Distributions payable            394,203

Accrued management fee           154,072

Distribution fees payable        20,022

Other payables and accrued       106,974
expenses

 TOTAL LIABILITIES                               24,305,171

NET ASSETS                                      $ 428,434,015

Net Assets consist of:

Paid in capital                                 $ 450,641,604

Undistributed net investment                     636,970
income

Accumulated undistributed net                    (8,111,290)
realized gain (loss)  on
investments

Net unrealized appreciation                      (14,733,269)
(depreciation) on investments

NET ASSETS                                      $ 428,434,015

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
               APRIL 30, 2000 (UNAUDITED)

CALCULATION OF MAXIMUM             $10.27
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($4,150,788 (divided by)
403,999 shares)

Maximum offering price per         $10.78
share (100/95.25 of $10.27)

CLASS T: NET ASSET VALUE and       $10.28
redemption price per share
($25,695,229 (divided by)
2,499,316 shares)

Maximum offering price per         $10.65
share (100/96.50 of $10.28)

CLASS B: NET ASSET VALUE and       $10.27
offering price per share
($18,878,803 (divided by)
1,837,824 shares) A

INITIAL CLASS: NET ASSET           $10.29
VALUE, offering price and
redemption price   per share
($369,689,756 (divided by)
35,943,993 shares)

INSTITUTIONAL CLASS: NET           $10.27
ASSET VALUE, offering price
and redemption price   per
share ($10,019,439 (divided
by) 975,903 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                SIX MONTHS ENDED APRIL 30,
                                          2000 (UNAUDITED)

INVESTMENT INCOME                             $ 16,480,715
Interest

EXPENSES

Management fee                  $ 963,261

Transfer agent fees              393,883

Distribution fees                122,685

Accounting fees and expenses     74,577

Non-interested trustees'         691
compensation

Custodian fees and expenses      34,263

Registration fees                69,434

Audit                            25,540

Legal                            4,127

Miscellaneous                    1,806

 Total expenses before           1,690,267
reductions

 Expense reductions              (9,106)       1,681,161

NET INVESTMENT INCOME                          14,799,554

REALIZED AND UNREALIZED GAIN                   (2,941,058)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities           (4,884,058)

 Delayed delivery commitments    180,000       (4,704,058)

NET GAIN (LOSS)                                (7,645,116)

NET INCREASE (DECREASE) IN                    $ 7,154,438
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1999
                               2000 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 14,799,554                $ 30,638,885
income

 Net realized gain (loss)       (2,941,058)                 (5,620,586)

 Change in net unrealized       (4,704,058)                 (10,190,965)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     7,154,438                   14,827,334
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (16,064,557)                (30,183,549)
From net investment income

 From net realized gain         -                           (6,924,572)

 TOTAL DISTRIBUTIONS            (16,064,557)                (37,108,121)

Share transactions - net        (36,159,462)                (14,273,306)
increase (decrease)

  TOTAL INCREASE (DECREASE)     (45,069,581)                (36,554,093)
IN NET ASSETS

NET ASSETS

 Beginning of period            473,503,596                 510,057,689

 End of period (including      $ 428,434,015               $ 473,503,596
undistributed net investment
income of $636,970 and
$1,901,973, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                               SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                               (UNAUDITED)                      1999                     1998      1997 G      1997 F

SELECTED PER-SHARE DATA

Net asset value,  beginning    $ 10.480                         $ 10.960                 $ 11.020  $ 11.050    $ 10.830
of period

Income from Investment
Operations

Net investment income D         .328                             .646                     .669      .170        .268

Net realized and  unrealized    (.177)                           (.336)                   (.061)    .048        .224
gain (loss)

Total from investment           .151                             .310                     .608      .218        .492
operations

Less Distributions

From net investment income      (.361)                           (.640)                   (.638)    (.168)      (.272)

From net realized gain          -                                (.150)                   (.030)    (.080)      -

Total distributions             (.361)                           (.790)                   (.668)    (.248)      (.272)

Net asset value,  end of       $ 10.270                         $ 10.480                 $ 10.960  $ 11.020    $ 11.050
period

TOTAL RETURN B, C               1.48%                            2.93%                    5.65%     2.00%       4.61%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 4,151                          $ 3,090                  $ 1,865   $ 1,648     $ 1,586
(000 omitted)

Ratio of expenses to average    .90% A, E                        .90% E                   .90% E    .90% A, E   .90% A, E
net assets

Ratio of net investment         6.43% A                          6.09%                    6.01%     6.18% A     6.09% A
income to average net assets

Portfolio turnover rate         88% A                            183%                     262%      125% A      149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO JULY 31, 1997
G THREE MONTHS ENDED OCTOBER 31

FINANCIAL HIGHLIGHTS - CLASS T

                               SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                               (UNAUDITED)                      1999                    1998      1997 G       1997 F

SELECTED PER-SHARE DATA

Net asset value,  beginning    $ 10.480                         $ 10.960                $ 11.020  $ 11.050     $ 10.830
of period

Income from Investment
Operations

Net investment income D         .326                             .637                    .665      .167         .255

Net realized and  unrealized    (.171)                           (.338)                  (.063)    .048         .233
gain (loss)

Total from investment           .155                             .299                    .602      .215         .488
operations

Less Distributions

From net investment  income     (.355)                           (.629)                  (.632)    (.165)       (.268)

From net realized gain          -                                (.150)                  (.030)    (.080)       -

Total distributions             (.355)                           (.779)                  (.662)    (.245)       (.268)

Net asset value,  end of       $ 10.280                         $ 10.480                $ 10.960  $ 11.020     $ 11.050
period

TOTAL RETURN B, C               1.51%                            2.82%                   5.60%     1.98%        4.57%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 25,695                         $ 29,052                $ 19,103  $ 14,649     $ 12,193
(000 omitted)

Ratio of expenses to average    1.00% A, E                       1.00% E                 1.00% E   1.00% A, E   1.00% A, E
net assets

Ratio of net investment         6.33% A                          5.99%                   6.05%     6.10% A      5.99% A
income to average net assets

Portfolio turnover rate         88% A                            183%                    262%      125% A       149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO JULY 31, 1997
G THREE MONTHS ENDED OCTOBER 31

FINANCIAL HIGHLIGHTS - CLASS B

                                SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                (UNAUDITED)                      1999                   1998      1997 G       1997 F

SELECTED PER-SHARE DATA

Net asset value,  beginning     $ 10.480                         $ 10.950               $ 11.020  $ 11.040     $ 10.830
of period

Income from Investment
Operations

Net investment income D          .294                             .567                   .584      .142         .234

Net realized and  unrealized     (.180)                           (.324)                 (.064)    .065         .214
gain (loss)

Total from investment            .114                             .243                   .520      .207         .448
operations

Less Distributions

From net investment  income      (.324)                           (.563)                 (.560)    (.147)       (.238)

From net realized gain           -                                (.150)                 (.030)    (.080)       -

Total distributions              (.324)                           (.713)                 (.590)    (.227)       (.238)

Net asset value,  end of        $ 10.270                         $ 10.480               $ 10.950  $ 11.020     $ 11.040
period

TOTAL RETURN B, C                1.11%                            2.29%                  4.82%     1.90%        4.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 18,879                         $ 19,101               $ 7,840   $ 1,587      $ 823
(000 omitted)

Ratio of expenses to average     1.61% A                          1.62%                  1.65% E   1.65% A, E   1.65% A, E
net assets

Ratio of net investment          5.72% A                          5.37%                  5.37%     5.32% A      5.34% A
income to average  net assets

Portfolio turnover rate          88% A                            183%                   262%      125% A       149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO JULY 31, 1997
G THREE MONTHS ENDED OCTOBER 31

 FINANCIAL HIGHLIGHTS -          SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,
INITIAL CLASS

                                 (UNAUDITED)                      1999                     1998       1997 F     1997  G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.490                         $ 10.970                 $ 11.020   $ 11.050   $ 10.780
period

Income from Investment
Operations

Net investment income             .342 D                           .674 D                   .700 D     .176 D     .678 D

Net realized and unrealized       (.172)                           (.342)                   (.056)     .047       .391
gain (loss)

Total from investment             .170                             .332                     .644       .223       1.069
operations

Less Distributions

From net investment income        (.370)                           (.662)                   (.664)     (.173)     (.689)

From net realized gain            -                                (.150)                   (.030)     (.080)     (.110)

In excess of net realized gain    -                                -                        -          -          -

Total distributions               (.370)                           (.812)                   (.694)     (.253)     (.799)

Net asset value, end of period   $ 10.290                         $ 10.490                 $ 10.970   $ 11.020   $ 11.050

TOTAL RETURN B, C                 1.67%                            3.14%                    5.99%      2.05%      10.34%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 369,690                        $ 406,839                $ 459,212  $ 494,304  $ 506,113
(000 omitted)

Ratio of expenses to average      .69%  A                          .70%                     .71%       .72% A     .73%
net assets

Ratio of expenses to average      .69%  A                          .70%                     .71%       .72% A     .73%
net assets after  expense
reductions

Ratio of net investment           6.64%  A                         6.29%                    6.34%      6.36% A    6.26%
income to average net assets

Portfolio turnover rate           88%  A                           183%                     262%       125% A     149%



 FINANCIAL HIGHLIGHTS -          YEARS ENDED OCTOBER 31,
INITIAL CLASS

                                 1996  G    1995  G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.890   $ 10.580
period

Income from Investment
Operations

Net investment income             .729       .772

Net realized and unrealized       (.015)     .325
gain (loss)

Total from investment             .714       1.097
operations

Less Distributions

From net investment income        (.724)     (.737)

From net realized gain            (.100)     -

In excess of net realized gain    -          (.050)

Total distributions               (.824)     (.787)

Net asset value, end of period   $ 10.780   $ 10.890

TOTAL RETURN B, C                 6.72%      10.88%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 488,162  $ 416,241
(000 omitted)

Ratio of expenses to average      .74%       .77%
net assets

Ratio of expenses to average      .73% E     .77%
net assets after  expense
reductions

Ratio of net investment           6.75%      7.37%
income to average net assets

Portfolio turnover rate           221%       329%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F FOR THE THREE MONTHS ENDED OCTOBER 31
G FOR THE YEAR ENDED JULY 31
SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                (UNAUDITED)                      1999                     1998      1997 H      1997G

SELECTED PER-SHARE DATA

Net asset value,  beginning     $ 10.470                         $ 10.950                 $ 11.010  $ 11.040    $ 10.830
of period

Income from Investment
Operations

Net investment income D          .340                             .669                     .693      .172        .263

Net realized and  unrealized     (.170)                           (.343)                   (.063)    .050        .226
gain (loss)

Total from investment            .170                             .326                     .630      .222        .489
operations

Less Distributions

From net investment  income      (.370)                           (.656)                   (.660)    (.172)      (.279)

From net realized gain           -                                (.150)                   (.030)    (.080)      -

Total distributions              (.370)                           (.806)                   (.690)    (.252)      (.279)

Net asset value,  end of        $ 10.270                         $ 10.470                 $ 10.950  $ 11.010    $ 11.040
period

TOTAL RETURN B, C                1.66%                            3.09%                    5.86%     2.05%       4.59%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 10,019                         $ 15,422                 $ 22,038  $ 19,718    $ 13,177
(000 omitted)

Ratio of expenses to  average    .74% A                           .75% E                   .75% E    .75% A, E   .75% A, E
net assets

Ratio of expenses to  average    .73% A, F                        .75%                     .75%      .75% A      .70% A, F
net assets after expense
reductions

Ratio of net investment          6.60% A                          6.24%                    6.30%     6.35% A     6.29% A
income to average  net assets

Portfolio turnover rate          88% A                            183%                     262%      125% A      149%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JULY 31, 1997
H THREE MONTHS ENDED OCTOBER 31

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures transactions, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to

2. OPERATING POLICIES - CONTINUED

DELAYED DELIVERY TRANSACTIONS - CONTINUED

purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $200,462,044 and $231,485,190, respectively, of which U.S. government and government agency obligations aggregated $188,439,822 and $213,483,079, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 2,547      $ 0

CLASS T    34,244       1,580

CLASS B    85,894       62,156

          $ 122,685    $ 63,736

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates ranging from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 11,799     $ 2,734

CLASS T    19,343       6,877

CLASS B    41,401       41,401*

          $ 72,543     $ 51,012

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B, and Institutional Class Shares. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class Shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

                       AMOUNT     % OF AVERAGE NET ASSETS*

CLASS A                $ 4,116    .24

CLASS T                 34,562    .25

CLASS B                 17,846    .19

INITIAL CLASS           319,867   .17

INSTITUTIONAL CLASS     17,492    .21

                       $ 393,883

* ANNUALIZED

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

          FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A   .90%                     $ 296

CLASS T   1.00%                     3,641

                                   $ 3,937

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $5,169 under the custodian arrangement.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                            SIX MONTHS ENDED  YEAR ENDED OCTOBER 31,
                             APRIL 30,

                            2000              1999

FROM NET INVESTMENT INCOME

Class A                     $ 118,171         $ 153,223

Class T                      942,284           1,450,107

Class B                      599,674           724,614

Initial Class                13,820,612        26,727,640

Institutional Class          583,816           1,127,965

Total                       $ 16,064,557      $ 30,183,549

FROM NET REALIZED GAIN

Class A                     $ -               $ 26,293

Class T                      -                 278,709

Class B                      -                 132,050

Initial Class                -                 6,182,269

Institutional Class          -                 305,251

Total                       $ -               $ 6,924,572

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods were as follows:

                                SHARES                                              DOLLARS

                                SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,  SIX MONTHS ENDED APRIL 30,

                                2000                        1999                    2000



CLASS A Shares sold                                          233,326                $ 1,556,559
                                 150,089

Reinvestment of distributions    8,606                       11,952                  88,693

Shares redeemed                  (49,692)                    (120,472)               (512,298)

Net increase (decrease)          109,003                     124,806                $ 1,132,954

CLASS T Shares sold              497,899                     2,003,369              $ 5,147,178

Reinvestment of distributions    81,508                      148,336                 840,877

Shares redeemed                  (851,733)                   (1,122,570)             (8,780,957)

Net increase (decrease)          (272,326)                   1,029,135              $ (2,792,902)

CLASS B Shares sold              348,517                     1,505,268              $ 3,610,689

Reinvestment of distributions    44,121                      63,855                  454,806

Shares redeemed                  (378,214)                   (461,420)               (3,896,947)

Net increase (decrease)          14,424                      1,107,703              $ 168,548

INITIAL CLASS Shares sold        1,600,812                   3,914,002              $ 16,541,648

Reinvestment of distributions    1,079,535                   2,515,203               11,140,746

Shares redeemed                  (5,534,245)                 (9,502,966)             (57,155,406)

Net increase (decrease)          (2,853,898)                 (3,073,761)            $ (29,473,012)

INSTITUTIONAL CLASS Shares       735,644                     667,600                $ 7,541,803
sold

Reinvestment of distributions    27,649                      70,535                  284,726

Shares redeemed                  (1,260,679)                 (1,277,677)             (13,021,579)

Net increase (decrease)          (497,386)                   (539,542)              $ (5,195,050)



                                DOLLARS

                                YEAR ENDED OCTOBER 31,

                                1999



CLASS A Shares sold             $ 2,488,784


Reinvestment of distributions    127,329

Shares redeemed                  (1,280,382)

Net increase (decrease)         $ 1,335,731

CLASS T Shares sold             $ 21,386,352

Reinvestment of distributions    1,582,559

Shares redeemed                  (11,947,707)

Net increase (decrease)         $ 11,021,204

CLASS B Shares sold             $ 16,049,817

Reinvestment of distributions    679,689

Shares redeemed                  (4,891,488)

Net increase (decrease)         $ 11,838,018

INITIAL CLASS Shares sold       $ 41,964,545

Reinvestment of distributions    26,913,754

Shares redeemed                  (101,601,425)

Net increase (decrease)         $ (32,723,126)

INSTITUTIONAL CLASS Shares      $ 7,141,162
sold

Reinvestment of distributions    754,625

Shares redeemed                  (13,640,920)

Net increase (decrease)         $ (5,745,133)


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Investment Money
Management Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investment Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Dwight D. Churchill, Vice President
David L. Murphy, Vice President
Thomas J. Silvia, Vice President
Stanley N. Griffith, Assistant Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Michael Cook
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant(registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

AMORI-SANN-0600  103948
1.703542.102

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
MORTGAGE SECURITIES
FUND - CLASS A, CLASS T AND CLASS B

SEMIANNUAL REPORT
APRIL 30, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             15  The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    18  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           19  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  23  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 32  Notes to the financial
                          statements.



Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT
RISKS,
INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT
YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR
SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

New indicators of accelerating inflation led to a sharp downturn in equity markets, as the Dow Jones Industrial Average, NASDAQ and S&P 500(Registered trademark) each suffered its worst single-session point decline in history on April 14. Volatility ruled the remainder of the month, with equity markets experiencing both strong rallies and broad sell-offs. Inflation-sensitive Treasuries experienced similar volatility, as prices for the bellwether 10-year note edged lower throughout the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR MORTGAGE SECURITIES FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on March 3, 1997. Class A shares bear a 0.15% 12b-1 fee. Returns prior to March 3, 1997 are those of Initial Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MORTGAGE          1.48%          1.99%        37.98%        113.13%
SECURITIES - CL A

FIDELITY ADV MORTGAGE          -3.34%         -2.85%       31.43%        103.00%
SECURITIES - CL A  (INCL.
4.75% SALES CHARGE)

LB Mortgage                    1.26%          1.85%        39.51%        116.20%

US Mortgage Funds Average      1.15%          1.19%        33.82%        101.21%


CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Lehman Brothers Mortgage-Backed Securities Index - a market value-weighted index of fixed-rate securities that represent interests in pools of mortgage loans with original terms of 15 and 30 years that are issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corp. (FHLMC), and balloon mortgages with fixed-rate coupons. To measure how Class A's performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 62 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MORTGAGE          1.99%        6.65%         7.86%
SECURITIES - CL A

FIDELITY ADV MORTGAGE          -2.85%       5.62%         7.34%
SECURITIES - CL A   (INCL.
4.75% SALES CHARGE)

LB Mortgage                    1.85%        6.89%         8.02%

US Mortgage Funds Average      1.19%        5.99%         7.24%

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Mortgage Sec -CL A       LB Mortgage Backed Secs
             00237                       LB006
  1990/04/30       9525.00                    10000.00
  1990/05/31       9801.91                    10310.28
  1990/06/30       9944.01                    10473.31
  1990/07/31      10088.53                    10655.05
  1990/08/31      10061.84                    10541.83
  1990/09/30      10115.55                    10628.33
  1990/10/31      10219.18                    10748.84
  1990/11/30      10442.79                    10974.07
  1990/12/31      10622.92                    11158.00
  1991/01/31      10733.15                    11327.60
  1991/02/28      10801.87                    11423.09
  1991/03/31      10874.53                    11500.84
  1991/04/30      10992.24                    11606.77
  1991/05/31      11049.39                    11708.82
  1991/06/30      11077.02                    11719.27
  1991/07/31      11236.13                    11917.54
  1991/08/31      11450.85                    12134.27
  1991/09/30      11629.61                    12361.69
  1991/10/31      11767.08                    12566.51
  1991/11/30      11839.01                    12657.63
  1991/12/31      12069.00                    12912.02
  1992/01/31      12010.94                    12762.83
  1992/02/29      12130.45                    12883.59
  1992/03/31      12046.62                    12801.47
  1992/04/30      12159.56                    12927.33
  1992/05/31      12360.26                    13160.34
  1992/06/30      12491.22                    13315.60
  1992/07/31      12469.78                    13431.98
  1992/08/31      12550.44                    13606.92
  1992/09/30      12629.23                    13712.86
  1992/10/31      12503.65                    13592.58
  1992/11/30      12564.08                    13635.10
  1992/12/31      12727.12                    13811.26
  1993/01/31      12843.24                    13992.76
  1993/02/28      12953.24                    14134.66
  1993/03/31      13037.82                    14220.42
  1993/04/30      13128.84                    14293.80
  1993/05/31      13167.72                    14375.20
  1993/06/30      13328.35                    14485.26
  1993/07/31      13401.62                    14543.09
  1993/08/31      13426.57                    14611.61
  1993/09/30      13455.90                    14624.24
  1993/10/31      13479.84                    14666.52
  1993/11/30      13451.66                    14637.85
  1993/12/31      13581.49                    14756.42
  1994/01/31      13706.57                    14902.69
  1994/02/28      13634.29                    14798.70
  1994/03/31      13479.77                    14413.34
  1994/04/30      13420.72                    14307.17
  1994/05/31      13534.97                    14363.78
  1994/06/30      13604.25                    14332.68
  1994/07/31      13821.72                    14619.63
  1994/08/31      13883.65                    14665.79
  1994/09/30      13733.16                    14457.08
  1994/10/31      13761.05                    14448.82
  1994/11/30      13747.32                    14403.63
  1994/12/31      13845.19                    14518.55
  1995/01/31      14106.95                    14829.31
  1995/02/28      14422.77                    15207.86
  1995/03/31      14483.97                    15279.54
  1995/04/30      14712.33                    15496.76
  1995/05/31      15175.23                    15985.37
  1995/06/30      15291.00                    16076.24
  1995/07/31      15325.73                    16103.94
  1995/08/31      15514.84                    16270.62
  1995/09/30      15675.22                    16413.73
  1995/10/31      15849.60                    16559.76
  1995/11/30      16025.08                    16749.03
  1995/12/31      16201.63                    16958.23
  1996/01/31      16334.27                    17086.04
  1996/02/29      16230.20                    16944.14
  1996/03/31      16171.32                    16882.91
  1996/04/30      16137.61                    16835.29
  1996/05/31      16075.12                    16786.21
  1996/06/30      16296.97                    17017.28
  1996/07/31      16355.16                    17079.72
  1996/08/31      16351.55                    17079.48
  1996/09/30      16610.34                    17365.45
  1996/10/31      16917.68                    17706.10
  1996/11/30      17179.05                    17959.52
  1996/12/31      17082.19                    17865.49
  1997/01/31      17189.09                    17998.15
  1997/02/28      17245.13                    18058.17
  1997/03/31      17080.63                    17888.09
  1997/04/30      17345.32                    18173.34
  1997/05/31      17514.16                    18351.19
  1997/06/30      17716.55                    18565.25
  1997/07/31      18034.17                    18915.13
  1997/08/31      17994.84                    18870.18
  1997/09/30      18203.84                    19109.51
  1997/10/31      18395.47                    19321.38
  1997/11/30      18454.20                    19384.79
  1997/12/31      18596.54                    19561.44
  1998/01/31      18783.92                    19756.06
  1998/02/28      18804.33                    19797.85
  1998/03/31      18863.05                    19881.67
  1998/04/30      18972.27                    19994.17
  1998/05/31      19097.44                    20127.07
  1998/06/30      19188.90                    20223.05
  1998/07/31      19262.38                    20325.58
  1998/08/31      19424.74                    20510.00
  1998/09/30      19605.11                    20757.59
  1998/10/31      19434.67                    20730.86
  1998/11/30      19578.63                    20834.12
  1998/12/31      19640.89                    20922.56
  1999/01/31      19747.73                    21071.51
  1999/02/28      19690.41                    20988.17
  1999/03/31      19834.48                    21129.11
  1999/04/30      19903.98                    21226.61
  1999/05/31      19828.41                    21107.95
  1999/06/30      19754.56                    21033.67
  1999/07/31      19644.23                    20890.98
  1999/08/31      19630.45                    20890.23
  1999/09/30      19919.85                    21229.32
  1999/10/31      20004.09                    21351.41
  1999/11/30      19993.92                    21363.07
  1999/12/31      19971.43                    21310.81
  2000/01/31      19863.71                    21126.11
  2000/02/29      20106.11                    21371.14
  2000/03/31      20330.59                    21604.91
  2000/04/28      20300.36                    21619.76
IMATRL PRASUN   SHR__CHT 20000430 20000524 092203 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mortgage Securities Fund - Class A on April 30, 1990, and the current 4.75% sales charge was paid. As the chart shows, by April 30, 2000, the value of the investment would have grown to $20,300 - a 103.00% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,620 - a 116.20% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                      SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,          MARCH 3, 1997 (COMMENCEMENT
                                                                                   OF SALE OF CLASS A SHARES)
                                                                                   TO OCTOBER 31,

                      2000                        1999                     1998    1997

Dividend returns      3.48%                       5.98%                    5.92%   4.18%

Capital returns       -2.00%                      -3.05%                   -0.27%  2.53%

Total returns         1.48%                       2.93%                    5.65%   6.71%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 2000   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            5.46(cents)   36.13(cents)   67.21(cents)

Annualized dividend rate       6.41%         7.01%          6.45%

30-day annualized yield        n/a           -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.36 over the past one month, $10.33 over the past six months, and $10.42 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class A has a longer, more stable operating history.

FIDELITY ADVISOR MORTGAGE SECURITIES FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class T shares took place on March 3, 1997. Class T shares bear a 0.25% 12b-1 fee. Returns prior to March 3, 1997 are those of Initial Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MORTGAGE          1.51%          1.88%        37.73%        112.74%
SECURITIES - CL T

FIDELITY ADV MORTGAGE          -2.04%         -1.69%       32.91%        105.29%
SECURITIES - CL T  (INCL.
3.50% SALES CHARGE)

LB Mortgage                    1.26%          1.85%        39.51%        116.20%

US Mortgage Funds Average      1.15%          1.19%        33.82%        101.21%


CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Lehman Brothers Mortgage-Backed Securities Index - a market value-weighted index of fixed-rate securities that represent interests in pools of mortgage loans with original terms of 15 and 30 years that are issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corp. (FHLMC), and balloon mortgages with fixed-rate coupons. To measure how Class T's performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 62 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MORTGAGE          1.88%        6.61%         7.84%
SECURITIES - CL T

FIDELITY ADV MORTGAGE          -1.69%       5.86%         7.46%
SECURITIES - CL T    (INCL.
3.50% SALES CHARGE)

LB Mortgage                    1.85%        6.89%         8.02%

US Mortgage Funds Average      1.19%        5.99%         7.24%

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Mortgage Sec -CL T       LB Mortgage Backed Secs
             00239                       LB006
  1990/04/30       9650.00                    10000.00
  1990/05/31       9930.55                    10310.28
  1990/06/30      10074.51                    10473.31
  1990/07/31      10220.92                    10655.05
  1990/08/31      10193.89                    10541.83
  1990/09/30      10248.30                    10628.33
  1990/10/31      10353.29                    10748.84
  1990/11/30      10579.84                    10974.07
  1990/12/31      10762.33                    11158.00
  1991/01/31      10874.01                    11327.60
  1991/02/28      10943.63                    11423.09
  1991/03/31      11017.24                    11500.84
  1991/04/30      11136.50                    11606.77
  1991/05/31      11194.39                    11708.82
  1991/06/30      11222.39                    11719.27
  1991/07/31      11383.58                    11917.54
  1991/08/31      11601.12                    12134.27
  1991/09/30      11782.23                    12361.69
  1991/10/31      11921.50                    12566.51
  1991/11/30      11994.38                    12657.63
  1991/12/31      12227.38                    12912.02
  1992/01/31      12168.56                    12762.83
  1992/02/29      12289.65                    12883.59
  1992/03/31      12204.71                    12801.47
  1992/04/30      12319.13                    12927.33
  1992/05/31      12522.47                    13160.34
  1992/06/30      12655.15                    13315.60
  1992/07/31      12633.43                    13431.98
  1992/08/31      12715.14                    13606.92
  1992/09/30      12794.97                    13712.86
  1992/10/31      12667.74                    13592.58
  1992/11/30      12728.96                    13635.10
  1992/12/31      12894.15                    13811.26
  1993/01/31      13011.79                    13992.76
  1993/02/28      13123.23                    14134.66
  1993/03/31      13208.92                    14220.42
  1993/04/30      13301.14                    14293.80
  1993/05/31      13340.52                    14375.20
  1993/06/30      13503.27                    14485.26
  1993/07/31      13577.49                    14543.09
  1993/08/31      13602.77                    14611.61
  1993/09/30      13632.49                    14624.24
  1993/10/31      13656.74                    14666.52
  1993/11/30      13628.19                    14637.85
  1993/12/31      13759.73                    14756.42
  1994/01/31      13886.44                    14902.69
  1994/02/28      13813.22                    14798.70
  1994/03/31      13656.67                    14413.34
  1994/04/30      13596.85                    14307.17
  1994/05/31      13712.59                    14363.78
  1994/06/30      13782.78                    14332.68
  1994/07/31      14003.11                    14619.63
  1994/08/31      14065.85                    14665.79
  1994/09/30      13913.38                    14457.08
  1994/10/31      13941.64                    14448.82
  1994/11/30      13927.73                    14403.63
  1994/12/31      14026.89                    14518.55
  1995/01/31      14292.08                    14829.31
  1995/02/28      14612.04                    15207.86
  1995/03/31      14674.05                    15279.54
  1995/04/30      14905.40                    15496.76
  1995/05/31      15374.38                    15985.37
  1995/06/30      15491.67                    16076.24
  1995/07/31      15526.86                    16103.94
  1995/08/31      15718.45                    16270.62
  1995/09/30      15880.94                    16413.73
  1995/10/31      16057.60                    16559.76
  1995/11/30      16235.39                    16749.03
  1995/12/31      16414.25                    16958.23
  1996/01/31      16548.63                    17086.04
  1996/02/29      16443.19                    16944.14
  1996/03/31      16383.54                    16882.91
  1996/04/30      16349.39                    16835.29
  1996/05/31      16286.08                    16786.21
  1996/06/30      16510.84                    17017.28
  1996/07/31      16569.80                    17079.72
  1996/08/31      16566.14                    17079.48
  1996/09/30      16828.32                    17365.45
  1996/10/31      17139.70                    17706.10
  1996/11/30      17404.50                    17959.52
  1996/12/31      17306.36                    17865.49
  1997/01/31      17414.67                    17998.15
  1997/02/28      17471.44                    18058.17
  1997/03/31      17303.49                    17888.09
  1997/04/30      17569.74                    18173.34
  1997/05/31      17739.20                    18351.19
  1997/06/30      17943.08                    18565.25
  1997/07/31      18263.87                    18915.13
  1997/08/31      18239.88                    18870.18
  1997/09/30      18433.34                    19109.51
  1997/10/31      18625.92                    19321.38
  1997/11/30      18683.84                    19384.79
  1997/12/31      18843.77                    19561.44
  1998/01/31      19019.97                    19756.06
  1998/02/28      19041.73                    19797.85
  1998/03/31      19117.74                    19881.67
  1998/04/30      19209.43                    19994.17
  1998/05/31      19334.65                    20127.07
  1998/06/30      19425.66                    20223.05
  1998/07/31      19498.54                    20325.58
  1998/08/31      19661.19                    20510.00
  1998/09/30      19842.14                    20757.59
  1998/10/31      19668.16                    20730.86
  1998/11/30      19828.17                    20834.12
  1998/12/31      19891.21                    20922.56
  1999/01/31      19997.94                    21071.51
  1999/02/28      19938.51                    20988.17
  1999/03/31      20064.06                    21129.11
  1999/04/30      20151.34                    21226.61
  1999/05/31      20073.22                    21107.95
  1999/06/30      19978.13                    21033.67
  1999/07/31      19883.78                    20890.98
  1999/08/31      19849.09                    20890.23
  1999/09/30      20159.16                    21229.32
  1999/10/31      20223.41                    21351.41
  1999/11/30      20229.78                    21363.07
  1999/12/31      20204.49                    21310.81
  2000/01/31      20073.90                    21126.11
  2000/02/29      20336.91                    21371.14
  2000/03/31      20542.26                    21604.91
  2000/04/28      20529.31                    21619.76
IMATRL PRASUN   SHR__CHT 20000430 20000524 092939 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mortgage Securities Fund - Class T on April 30, 1990, and the current 3.50% sales charge was paid. As the chart shows, by April 30, 2000, the value of the investment would have grown to $20,529 - a 105.29% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,620 - a 116.20% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,          MARCH 3, 1997 (COMMENCEMENT
                                                                               OF SALE OF CLASS T SHARES)
                                                                               TO OCTOBER 31,

                  2000                        1999                     1998    1997

Dividend returns  3.42%                       5.87%                    5.87%   4.12%

Capital returns   -1.91%                      -3.05%                   -0.27%  2.53%

Total returns     1.51%                       2.82%                    5.60%   6.65%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 2000   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            5.35(cents)   35.46(cents)   66.01(cents)

Annualized dividend rate       6.28%         6.88%          6.33%

30-day annualized yield        6.23%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.37 over the past one month, $10.34 over the past six months, and $10.43 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 3.50% sales charge. If Fidelity had not reimbursed certain class expenses, the yield would have been 6.22%.

FIDELITY ADVISOR MORTGAGE SECURITIES FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a .90% 12b-1 fee. Returns prior to March 3, 1997 are those of Initial Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B's contingent deferred sales charges included in the past six month, past one year, past five year and past 10 year total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MORTGAGE          1.11%          1.27%        34.88%        108.34%
SECURITIES - CL B

FIDELITY ADV MORTGAGE          -3.79%         -3.51%       32.95%        108.34%
SECURITIES - CL B  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

LB Mortgage                    1.26%          1.85%        39.51%        116.20%

US Mortgage Funds Average      1.15%          1.19%        33.82%        101.21%


CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Lehman Brothers Mortgage-Backed Securities Index - a market value-weighted index of fixed-rate securities that represent interests in pools of mortgage loans with original terms of 15 and 30 years that are issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corp. (FHLMC), and balloon mortgages with fixed-rate coupons. To measure how Class B's performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 62 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MORTGAGE          1.27%        6.17%         7.62%
SECURITIES - CL B

FIDELITY ADV MORTGAGE          -3.51%       5.86%         7.62%
SECURITIES - CL B   (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

LB Mortgage                    1.85%        6.89%         8.02%

US Mortgage Funds Average      1.19%        5.99%         7.24%

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Mortgage Sec -CL B       LB Mortgage Backed Secs
             00238                       LB006
  1990/04/30      10000.00                    10000.00
  1990/05/31      10290.72                    10310.28
  1990/06/30      10439.91                    10473.31
  1990/07/31      10591.63                    10655.05
  1990/08/31      10563.61                    10541.83
  1990/09/30      10620.01                    10628.33
  1990/10/31      10728.80                    10748.84
  1990/11/30      10963.56                    10974.07
  1990/12/31      11152.68                    11158.00
  1991/01/31      11268.40                    11327.60
  1991/02/28      11340.55                    11423.09
  1991/03/31      11416.83                    11500.84
  1991/04/30      11540.41                    11606.77
  1991/05/31      11600.41                    11708.82
  1991/06/30      11629.42                    11719.27
  1991/07/31      11796.46                    11917.54
  1991/08/31      12021.89                    12134.27
  1991/09/30      12209.56                    12361.69
  1991/10/31      12353.89                    12566.51
  1991/11/30      12429.41                    12657.63
  1991/12/31      12670.86                    12912.02
  1992/01/31      12609.91                    12762.83
  1992/02/29      12735.38                    12883.59
  1992/03/31      12647.37                    12801.47
  1992/04/30      12765.94                    12927.33
  1992/05/31      12976.65                    13160.34
  1992/06/30      13114.14                    13315.60
  1992/07/31      13091.63                    13431.98
  1992/08/31      13176.31                    13606.92
  1992/09/30      13259.03                    13712.86
  1992/10/31      13127.19                    13592.58
  1992/11/30      13190.64                    13635.10
  1992/12/31      13361.81                    13811.26
  1993/01/31      13483.72                    13992.76
  1993/02/28      13599.20                    14134.66
  1993/03/31      13688.01                    14220.42
  1993/04/30      13783.56                    14293.80
  1993/05/31      13824.38                    14375.20
  1993/06/30      13993.02                    14485.26
  1993/07/31      14069.94                    14543.09
  1993/08/31      14096.14                    14611.61
  1993/09/30      14126.93                    14624.24
  1993/10/31      14152.06                    14666.52
  1993/11/30      14122.48                    14637.85
  1993/12/31      14258.78                    14756.42
  1994/01/31      14390.10                    14902.69
  1994/02/28      14314.21                    14798.70
  1994/03/31      14151.99                    14413.34
  1994/04/30      14090.00                    14307.17
  1994/05/31      14209.94                    14363.78
  1994/06/30      14282.67                    14332.68
  1994/07/31      14510.99                    14619.63
  1994/08/31      14576.01                    14665.79
  1994/09/30      14418.02                    14457.08
  1994/10/31      14447.29                    14448.82
  1994/11/30      14432.88                    14403.63
  1994/12/31      14535.64                    14518.55
  1995/01/31      14810.45                    14829.31
  1995/02/28      15142.01                    15207.86
  1995/03/31      15206.27                    15279.54
  1995/04/30      15446.01                    15496.76
  1995/05/31      15932.00                    15985.37
  1995/06/30      16053.54                    16076.24
  1995/07/31      16090.01                    16103.94
  1995/08/31      16288.55                    16270.62
  1995/09/30      16456.93                    16413.73
  1995/10/31      16640.00                    16559.76
  1995/11/30      16824.23                    16749.03
  1995/12/31      17009.58                    16958.23
  1996/01/31      17148.84                    17086.04
  1996/02/29      17039.58                    16944.14
  1996/03/31      16977.76                    16882.91
  1996/04/30      16942.37                    16835.29
  1996/05/31      16876.77                    16786.21
  1996/06/30      17109.68                    17017.28
  1996/07/31      17170.77                    17079.72
  1996/08/31      17166.99                    17079.48
  1996/09/30      17438.68                    17365.45
  1996/10/31      17761.35                    17706.10
  1996/11/30      18035.75                    17959.52
  1996/12/31      17934.05                    17865.49
  1997/01/31      18046.29                    17998.15
  1997/02/28      18105.12                    18058.17
  1997/03/31      17921.47                    17888.09
  1997/04/30      18189.15                    18173.34
  1997/05/31      18336.44                    18351.19
  1997/06/30      18554.03                    18565.25
  1997/07/31      18857.84                    18915.13
  1997/08/31      18821.77                    18870.18
  1997/09/30      19011.46                    19109.51
  1997/10/31      19217.05                    19321.38
  1997/11/30      19249.11                    19384.79
  1997/12/31      19403.44                    19561.44
  1998/01/31      19592.07                    19756.06
  1998/02/28      19604.76                    19797.85
  1998/03/31      19654.27                    19881.67
  1998/04/30      19755.62                    19994.17
  1998/05/31      19873.51                    20127.07
  1998/06/30      19938.34                    20223.05
  1998/07/31      20019.98                    20325.58
  1998/08/31      20175.80                    20510.00
  1998/09/30      20350.60                    20757.59
  1998/10/31      20142.44                    20730.86
  1998/11/30      20297.14                    20834.12
  1998/12/31      20350.03                    20922.56
  1999/01/31      20448.03                    21071.51
  1999/02/28      20375.97                    20988.17
  1999/03/31      20494.03                    21129.11
  1999/04/30      20572.93                    21226.61
  1999/05/31      20482.61                    21107.95
  1999/06/30      20375.28                    21033.67
  1999/07/31      20268.84                    20890.98
  1999/08/31      20242.81                    20890.23
  1999/09/30      20528.88                    21229.32
  1999/10/31      20603.87                    21351.41
  1999/11/30      20579.72                    21363.07
  1999/12/31      20543.97                    21310.81
  2000/01/31      20420.54                    21126.11
  2000/02/29      20657.69                    21371.14
  2000/03/31      20877.24                    21604.91
  2000/04/28      20833.56                    21619.76
IMATRL PRASUN   SHR__CHT 20000430 20000524 093730 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mortgage Securities Fund - Class B on April 30, 1990. As the chart shows, by April 30, 2000, the value of the investment would have grown to $20,834 - a 108.34% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,620 a 116.20% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                      SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,          MARCH 3, 1997 (COMMENCEMENT
                                                                                   OF SALE OF CLASS B SHARES)
                                                                                   TO OCTOBER 31,

                      2000                        1999                     1998    1997

Dividend returns      3.11%                       5.25%                    5.19%   3.66%

Capital returns       -2.00%                      -2.96%                   -0.37%  2.52%

Total returns         1.11%                       2.29%                    4.82%   6.18%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 2000   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            4.84(cents)   32.38(cents)   59.75(cents)

Annualized dividend rate       5.68%         6.29%          5.73%

30-day annualized yield        5.84%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.36 over the past one month, $10.33 over the past six months, and $10.42 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

The Federal Reserve Board delivered
three preemptive strikes against
inflation in the form of quarter-point
interest-rate hikes during the
six-month period ending April 30,
2000, creating a less than ideal
investment environment for bonds.
The Lehman Brothers Aggregate
Bond Index - a widely accepted
measure of taxable-bond
performance - returned only 1.42%
for the period. Treasuries felt the
heat early on, as investors shifted
their focus to high-flying equities or
higher-yielding spread sector
securities - namely corporate
bonds, mortgage securities and
government agencies - which
benefited from a favorable technical
environment. Strong housing
turnover and a fall-off in refinancing
activity spurred mortgages.
Lighter-than-expected supply
rallied corporates, while a
restructuring in the agency market
fueled those issues. However, these
factors were ignored beginning in
January when the U.S. Treasury
announced its intent to re-purchase
long-term debt and cut future
issuance. Treasury prices soared in
response - with their yields
spiraling lower - and with the help
of rising short-term interest rates,
spawned an inverted yield curve,
which occurs when short-term bonds
offer higher yields than their
longer-dated counterparts. Spread
sectors recoiled on the news, with
their yield spreads widening out
relative to Treasuries. The Lehman
Brothers Treasury Index, reflective of
the change in market leadership,
posted a return of 2.58% for the
six-month period, compared to the
Lehman Brothers Corporate Bond,
Mortgage-Backed Securities and
U.S. Agency indexes, which returned
0.11%, 1.26% and 1.16%,
respectively.

(photograph of Tom Silvia)

An interview with Tom Silvia, Portfolio Manager of Fidelity Advisor Mortgage Securities Fund

Q. HOW DID THE FUND PERFORM, TOM?

A. For the six-month period that ended April 30, 2000, the fund's Class A, Class T and Class B shares provided total returns of 1.48%, 1.51% and 1.11%, respectively. To get a sense of how the fund performed relative to its competitors, the U.S. mortgage funds average returned 1.15% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Mortgage-Backed Securities Index - which tracks the types of securities in which the fund invests - returned 1.26% for the same six-month period. For the 12-month period that ended April 30, 2000, the fund's Class A, Class T and Class B shares returned 1.99%, 1.88% and 1.27%, respectively. For the same one-year period, the U.S. mortgage funds average returned 1.19% and the Lehman Brothers index returned 1.85%.

Q. WHAT HELPED THE FUND'S PERFORMANCE RELATIVE TO ITS PEERS?

A. The main contributor to the fund's performance was its larger-than-average stake in commercial mortgage securities (CMS), which made up about 17% of the fund's net assets at the end of the period and outperformed most other mortgage securities during the past six months. Commercial mortgage securities are bonds that are collateralized by mortgage loans on commercial real estate - such as office buildings, shopping malls, hotels and apartment buildings. Their recent strong performance mainly was due to improvement in the overall credit quality of the sector in response to the strength of the U.S. economy and good commercial real estate fundamentals. In contrast to other fixed-income securities, rising interest rates also bolstered CMS by limiting issuance of new securities. Finally, proposed changes to pension-fund regulations were expected to broaden the demand for these securities.

Q. PREPAYMENT ACTIVITY, WHICH WAS A BIG NEGATIVE FOR THE MORTGAGE
MARKET DURING MUCH OF 1999, HAS ALL BUT DISAPPEARED SO FAR IN 2000. WHY, THEN, DIDN'T MORTGAGE SECURITIES PERFORM BETTER?

A. Rising interest rates - which pushed mortgage securities' yields higher and their prices lower - were the main culprit behind their lackluster performance. But another very critical factor was the Treasury market rally, which came at the expense of mortgage securities and most other fixed-income investments as well. As the Federal Reserve Board raised interest rates, long-term Treasury bond yields actually fell as the U.S. Treasury scaled back its auctions and announced plans to re-purchase $30 billion of its outstanding Treasury bonds to cut financing costs. Three successful re-purchases during the first four months of 2000 supported the idea that Treasury supply would become increasingly scarce. Those developments also helped firm demand for intermediate- and short-term Treasuries, which experienced rising yields but to a lesser extent than mortgage securities. As one measure of the scope of the performance disparity between Treasuries and mortgages, the spread - or difference in yield - between a 10-year Treasury and 10-year mortgage security was over 155 basis points (1.55% percentage points) at the end of April, compared to about 125 basis points just six months earlier.

Q. WERE THERE ANY OTHER DISAPPOINTMENTS DURING THE PERIOD?

A. Yes, there were. The fund had a relatively small stake in securities issued by Ginnie Mae, which outperformed securities issued by Fannie Mae and Freddie Mac. In a surprising development, a senior Treasury official shook up the mortgage market when he urged Congress to cut off longstanding but never-used lines of credit that give Fannie Mae and Freddie Mac securities implicit government backing. He also asked Congress to repeal "exceptions that let banks hold so much" of those securities. Although it remained unclear whether those recommendations would translate into actual policy, investors reacted to his comments by selling Fannie Mae and Freddie Mac securities, allowing Ginnie Maes to outperform.

Q. WHAT DID YOU DO IN RESPONSE TO THAT DEVELOPMENT?

A. To lock in their relatively strong performance, I sold some of the fund's Ginnie Mae holdings. I replaced them with additional Freddie Mac and Fannie Mae securities, which I felt had been unduly punished by those developments and offered attractive yields at relatively cheap prices as a result. By the end of the period, Fannie Mae and Freddie Mac securities offered yields as much as 15 basis points (0.15%) more than their Ginnie Mae counterparts.

Q. WHAT'S YOUR OUTLOOK?

A. While I don't believe that any legislation altering the debt-issuing ability of Fannie Mae and Freddie Mac will be enacted before the presidential election in November, I believe that spread volatility between mortgage securities and Treasuries is likely to continue. Even so, I think that the mortgage securities market offers some very attractive values at current levels, offering yields well in excess of U.S. Treasury securities.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks a high level of
current income, consistent
with prudent investment risk;
in seeking current income,
the fund may also consider
the potential for capital gains

START DATE: December 31, 1984

SIZE: as of April 30, 2000,
more than $428 million

MANAGER: Tom Silvia, since
1997; joined Fidelity in
1993

TOM SILVIA ON PROPOSED
MOVES TO ALTER THE BACKING
OF MORTGAGE SECURITIES:

"Fannie Mae and Freddie Mac are
government-sponsored enterprises
(GSE) and, as such, enjoy certain
benefits including a $4.5 billion line
of credit from the U.S. Treasury.
They purchase home loans from
originators such as banks, thrifts
and mortgage banks, which they
hold for their own investment
portfolios. They also pool home
loans into mortgage securities.
Whether they hold mortgages for
their own portfolios or whether
they package them as securities,
the effect is that cash is freed up so
that originators can make new
loans. As a result, Fannie Mae and
Freddie Mac securities make up a
fast-growing share of the
government debt markets at a time
when the Treasury is limiting its
issuance.

"Although its emergency line of credit
from the U.S. Treasury has never been
tapped, it carries symbolic significance because it traditionally has allowed
Fannie Mae and Freddie Mac to
borrow at interest rates close to the
U.S. government's rate. Renewed
government interest in curbing
these two GSE's line of credit and
limiting how much of their securities
commercial banks can own have
caused these securities to perform
poorly recently. The spread
between agency securities and
Treasuries - which is the key
barometer and the market's view of
the creditworthiness of Fannie Mae
and Freddie Mac - jumped sharply
during the past six months."

INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF
APRIL 30, 2000

                           % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                    MONTHS AGO

Less than 6%                0.5                      0.5

6 - 6.99%                   45.0                     47.0

7 - 7.99%                   38.4                     36.4

8 - 8.99%                   9.9                      7.8

9% and over                 4.2                      6.9

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.

AVERAGE YEARS TO MATURITY AS
OF APRIL 30, 2000

                                     6 MONTHS AGO

Years                          8.0   8.0

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF APRIL 30, 2000

                                      6 MONTHS AGO

Years                           4.7   4.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF APRIL 30, 2000                                          AS OF OCTOBER 31, 1999

Mortgage  Securities             77.1%                        Mortgage  Securities              76.9%

CMOs and Other Mortgage                                       CMOs and Other Mortgage
Related Securities               21.8%                        Related Securities                21.0%

U.S. Government  Agency                                       U.S. Government  Agency
Obligations                       3.9%                        Obligations                        0.0%

Short-Term  Investments and                                   Short-Term  Investments and
Net Other Assets                (2.8)%*                       Net Other Assets                   2.1%

Row: 1, Col: 1, Value: 77.09999999999999                      Row: 1, Col: 1, Value: 76.90000000000001
Row: 1, Col: 2, Value: nil                                    Row: 1, Col: 2, Value: nil
Row: 1, Col: 3, Value: 21.8                                   Row: 1, Col: 3, Value: 21.0
Row: 1, Col: 4, Value: 21.8                                   Row: 1, Col: 4, Value: 21.0
Row: 1, Col: 5, Value: 3.9                                    Row: 1, Col: 5, Value: nil
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: nil                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 0.0                                    Row: 1, Col: 8, Value: 2.1





* SHORT-TERM INVESTMENTS AND NET OTHER ASSETS ARE NOT INCLUDED IN THE
PIE CHART.

INVESTMENTS APRIL 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets



U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 3.9%

                                   PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 3.9%

Fannie Mae 6.5% 4/29/09 (Cost      $ 18,100,000                    $ 16,745,396
$16,755,170)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 77.1%



FANNIE MAE - 51.6%

6% 2/1/14 to 1/1/15                 746,709                         699,344

6.5% 9/1/10 to 5/1/30               114,294,343                     106,929,040

6.5% 5/1/30 (b)                     3,000,000                       2,798,438

7% 3/1/19 to 4/1/30                 69,946,624                      67,032,036

7% 5/1/30 (b)                       11,000,000                      10,518,750

7.5% 3/1/22 to 3/1/30               9,859,778                       9,663,998

8% 1/1/07 to 5/1/30                 13,667,823                      13,647,556

8.25% 1/1/13                        71,647                          72,282

8.5% 6/1/16 to 11/1/23              3,268,454                       3,317,929

8.75% 11/1/08 to 7/1/09             130,237                         132,117

9% 1/1/08 to 2/1/13                 537,030                         548,914

9.5% 5/1/03 to 8/1/22               3,584,805                       3,707,128

11% 12/1/02 to 8/1/10               1,035,641                       1,112,645

12.25% 5/1/13 to 6/1/15             149,609                         166,456

12.5% 11/1/14 to 3/1/16             309,193                         346,101

12.75% 2/1/14 to 6/1/15             58,776                          65,080

13.5% 9/1/13 to 12/1/14             131,651                         150,041

14% 11/1/14                         41,336                          47,523

                                                                    220,955,378

FREDDIE MAC - 14.9%

5% 7/1/10                           2,267,214                       2,044,743

6% 2/1/29 to 7/1/29                 4,788,503                       4,339,232

6.5% 1/1/24 to 9/1/24               21,278,710                      20,059,565

7% 7/1/29 to 9/1/29                 12,711,685                      12,167,370

7.5% 6/1/26 to 8/1/28               2,932,733                       2,877,933

8% 10/1/07 to 4/1/21                599,746                         597,861

8.5% 11/1/03 to 1/1/20              1,498,214                       1,515,124

8.5% 5/1/30 (b)                     9,375,000                       9,515,625

9% 9/1/08 to 5/1/21                 6,195,628                       6,337,155

10% 1/1/09 to 5/1/19                1,063,089                       1,110,436

10.5% 8/1/10 to 12/1/20             1,104,924                       1,173,296

11.5% 4/1/12                        59,101                          63,930

12.25% 6/1/14 to 7/1/15             141,607                         156,758

12.5% 5/1/12 to 12/1/14             572,665                         631,273

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

                                   PRINCIPAL AMOUNT                VALUE (NOTE 1)

FREDDIE MAC - CONTINUED

12.75% 6/1/05 to 3/1/15            $ 59,744                        $ 64,771

13% 1/1/11 to 6/1/15                941,125                         1,053,920

                                                                    63,708,992

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 10.6%

6.5% 5/15/28 to 1/15/29             4,239,404                       3,971,578

7% 1/15/26 to 5/1/30                17,357,994                      16,696,649

7.5% 7/15/05 to 9/15/27             13,484,005                      13,345,988

8% 4/15/02 to 12/15/25              8,743,665                       8,785,665

8.5% 7/15/16 to 6/15/18             1,734,302                       1,776,514

9% 9/20/16 to 4/20/18               64,471                          66,355

9.5% 8/15/09 to 12/15/24            73,596                          78,248

10.5% 8/15/00 to 2/20/18            579,901                         618,388

13% 10/15/13                        57,889                          66,084

13.5% 7/15/11 to 10/15/14           58,238                          66,731

                                                                    45,472,200

TOTAL U.S. GOVERNMENT AGENCY                                        330,136,570
- MORTGAGE SECURITIES
(Cost $340,585,284)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.5%



U.S. GOVERNMENT AGENCY - 4.5%

Fannie Mae REMIC planned
amortization class:

Series 1999-1 Class PJ, 6.5%        10,049,260                      8,924,999
2/25/29

Series 1999-51 Class LK, 6.5%       10,000,000                      9,000,000
8/25/29

Freddie Mac REMIC planned           1,553,188                       1,583,273
amortization class  Series
70 Class C, 9% 9/15/20

TOTAL COLLATERALIZED MORTGAGE                                       19,508,272
OBLIGATIONS
(Cost $19,834,372)

COMMERCIAL MORTGAGE
SECURITIES - 17.3%



Bankers Trust II Series             5,000,000                       5,003,125
1999-S1A Class D, 8.0675%
2/28/14 (a)(c)

Bankers Trust REMIC Trust           959,113                         959,574
1988-1 Series 1998-S1A Class
F, 7.58% 11/28/02 (c)

CBM Funding Corp. sequential        2,300,000                       2,246,813
pay Series 1996-1  Class
A-3PI, 7.08% 11/1/07

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

                                   PRINCIPAL AMOUNT                VALUE (NOTE 1)

CS First Boston Mortgage           $ 2,000,000                     $ 1,846,250
Securities Corp. Series
1997-C2 Class D, 7.27%
1/17/35

Deutsche Mortgage & Asset           10,200,000                      9,066,844
Receiving Corp. Series
1998-C1 Class D, 7.231%
7/15/12

Federal Deposit Insurance           2,877,831                       2,845,905
Corp. REMIC Trust sequential
pay Series 1996-C1 Class 1A,
6.75% 7/25/26

GS Mortgage Securities Corp.
II:

Series 1998-GLII Class E,           1,600,000                       1,374,875
6.9698% 4/13/31 (a)(c)

Series 1999-GSFL II Class F,        4,500,000                       4,440,235
7.6634% 11/13/13 (a)(c)

Nomura Asset Securities Corp.       15,000,000                      13,509,375
Series 1998-D6 Class A4,
7.1288% 3/17/28 (c)

Nomura Depositor Trust
floater Series 1998-ST1A:

Class A-4, 6.9038% 2/15/34          7,900,000                       7,639,547
(a)(c)

Class A-5, 7.2538% 2/15/34          5,278,196                       5,067,068
(a)(c)

Structured Asset Securities         3,192,522                       2,976,528
Corp. Series 1992-M1 Class
C, 7.05% 11/25/02

Thirteen Affiliates of              18,200,000                      16,960,837
General Growth Properties,
Inc. Series 1 Class D-1,
6.917% 12/15/07 (a)

TOTAL COMMERCIAL MORTGAGE                                           73,936,976
SECURITIES
(Cost $78,065,657)


CASH EQUIVALENTS - 2.0%

                                   MATURITY AMOUNT

Investments in repurchase          $ 8,728,258                      8,724,000
agreements (U.S. Government
Obligations), in a joint
trading account at 5.86%,
dated 4/28/00 due 5/1/00
(Cost $8,724,000)

TOTAL INVESTMENT PORTFOLIO -                                        449,051,214
104.8%
(Cost $463,964,483)

NET OTHER ASSETS - (4.8)%                                          (20,617,199)

NET ASSETS - 100%                                                $ 428,434,015


LEGEND

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $40,485,687 or 9.4% of net assets.

(b) Security purchased on a delayed delivery or when-issued basis.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

INCOME TAX INFORMATION

At April 30, 2000, the aggregate cost of investment securities for income tax purposes was $464,042,874. Net unrealized depreciation aggregated $14,991,660, of which $1,347,147 related to appreciated investment securities and $16,338,807 related to depreciated investment securities.

At October 31, 1999, the fund had a capital loss carryforward of approximately $5,050,000, all of which will expire on October 31, 2007.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                   APRIL 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                    $ 449,051,214
value (including repurchase
agreements of $8,724,000)
(cost $463,964,483) -  See
accompanying schedule

Commitment to sell securities   $ (15,380,000)
on a delayed delivery basis

Receivable for securities        15,560,000      180,000
sold on a delayed delivery
basis

Receivable for investments                       216,711
sold, regular delivery

Cash                                             35,249

Receivable for fund shares                       355,108
sold

Interest receivable                              2,900,904

 TOTAL ASSETS                                    452,739,186

LIABILITIES

Payable for investments          23,049,492
purchased on a  delayed
delivery basis

Payable for fund shares          580,408
redeemed

Distributions payable            394,203

Accrued management fee           154,072

Distribution fees payable        20,022

Other payables and accrued       106,974
expenses

 TOTAL LIABILITIES                               24,305,171

NET ASSETS                                      $ 428,434,015

Net Assets consist of:

Paid in capital                                 $ 450,641,604

Undistributed net investment                     636,970
income

Accumulated undistributed net                    (8,111,290)
realized gain (loss)  on
investments

Net unrealized appreciation                      (14,733,269)
(depreciation) on investments

NET ASSETS                                      $ 428,434,015

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
               APRIL 30, 2000 (UNAUDITED)

CALCULATION OF MAXIMUM             $10.27
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($4,150,788 (divided by)
403,999 shares)

Maximum offering price per         $10.78
share (100/95.25 of $10.27)

CLASS T: NET ASSET VALUE and       $10.28
redemption price per share
($25,695,229 (divided by)
2,499,316 shares)

Maximum offering price per         $10.65
share (100/96.50 of $10.28)

CLASS B: NET ASSET VALUE and       $10.27
offering price per share
($18,878,803 (divided by)
1,837,824 shares) A

INITIAL CLASS: NET ASSET           $10.29
VALUE, offering price and
redemption price   per share
($369,689,756 (divided by)
35,943,993 shares)

INSTITUTIONAL CLASS: NET           $10.27
ASSET VALUE, offering price
and redemption price   per
share ($10,019,439 (divided
by) 975,903 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                SIX MONTHS ENDED APRIL 30,
                                          2000 (UNAUDITED)

INVESTMENT INCOME                             $ 16,480,715
Interest

EXPENSES

Management fee                  $ 963,261

Transfer agent fees              393,883

Distribution fees                122,685

Accounting fees and expenses     74,577

Non-interested trustees'         691
compensation

Custodian fees and expenses      34,263

Registration fees                69,434

Audit                            25,540

Legal                            4,127

Miscellaneous                    1,806

 Total expenses before           1,690,267
reductions

 Expense reductions              (9,106)       1,681,161

NET INVESTMENT INCOME                          14,799,554

REALIZED AND UNREALIZED GAIN                   (2,941,058)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities           (4,884,058)

 Delayed delivery commitments    180,000       (4,704,058)

NET GAIN (LOSS)                                (7,645,116)

NET INCREASE (DECREASE) IN                    $ 7,154,438
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1999
                               2000 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 14,799,554                $ 30,638,885
income

 Net realized gain (loss)       (2,941,058)                 (5,620,586)

 Change in net unrealized       (4,704,058)                 (10,190,965)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     7,154,438                   14,827,334
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (16,064,557)                (30,183,549)
From net investment income

 From net realized gain         -                           (6,924,572)

 TOTAL DISTRIBUTIONS            (16,064,557)                (37,108,121)

Share transactions - net        (36,159,462)                (14,273,306)
increase (decrease)

  TOTAL INCREASE (DECREASE)     (45,069,581)                (36,554,093)
IN NET ASSETS

NET ASSETS

 Beginning of period            473,503,596                 510,057,689

 End of period (including      $ 428,434,015               $ 473,503,596
undistributed net investment
income of $636,970 and
$1,901,973, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                               SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                               (UNAUDITED)                      1999                     1998      1997 G      1997 F

SELECTED PER-SHARE DATA

Net asset value,  beginning    $ 10.480                         $ 10.960                 $ 11.020  $ 11.050    $ 10.830
of period

Income from Investment
Operations

Net investment income D         .328                             .646                     .669      .170        .268

Net realized and  unrealized    (.177)                           (.336)                   (.061)    .048        .224
gain (loss)

Total from investment           .151                             .310                     .608      .218        .492
operations

Less Distributions

From net investment income      (.361)                           (.640)                   (.638)    (.168)      (.272)

From net realized gain          -                                (.150)                   (.030)    (.080)      -

Total distributions             (.361)                           (.790)                   (.668)    (.248)      (.272)

Net asset value,  end of       $ 10.270                         $ 10.480                 $ 10.960  $ 11.020    $ 11.050
period

TOTAL RETURN B, C               1.48%                            2.93%                    5.65%     2.00%       4.61%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 4,151                          $ 3,090                  $ 1,865   $ 1,648     $ 1,586
(000 omitted)

Ratio of expenses to average    .90% A, E                        .90% E                   .90% E    .90% A, E   .90% A, E
net assets

Ratio of net investment         6.43% A                          6.09%                    6.01%     6.18% A     6.09% A
income to average net assets

Portfolio turnover rate         88% A                            183%                     262%      125% A      149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO JULY 31, 1997
G THREE MONTHS ENDED OCTOBER 31

FINANCIAL HIGHLIGHTS - CLASS T

                               SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                               (UNAUDITED)                      1999                    1998      1997 G       1997 F

SELECTED PER-SHARE DATA

Net asset value,  beginning    $ 10.480                         $ 10.960                $ 11.020  $ 11.050     $ 10.830
of period

Income from Investment
Operations

Net investment income D         .326                             .637                    .665      .167         .255

Net realized and  unrealized    (.171)                           (.338)                  (.063)    .048         .233
gain (loss)

Total from investment           .155                             .299                    .602      .215         .488
operations

Less Distributions

From net investment  income     (.355)                           (.629)                  (.632)    (.165)       (.268)

From net realized gain          -                                (.150)                  (.030)    (.080)       -

Total distributions             (.355)                           (.779)                  (.662)    (.245)       (.268)

Net asset value,  end of       $ 10.280                         $ 10.480                $ 10.960  $ 11.020     $ 11.050
period

TOTAL RETURN B, C               1.51%                            2.82%                   5.60%     1.98%        4.57%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 25,695                         $ 29,052                $ 19,103  $ 14,649     $ 12,193
(000 omitted)

Ratio of expenses to average    1.00% A, E                       1.00% E                 1.00% E   1.00% A, E   1.00% A, E
net assets

Ratio of net investment         6.33% A                          5.99%                   6.05%     6.10% A      5.99% A
income to average net assets

Portfolio turnover rate         88% A                            183%                    262%      125% A       149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO JULY 31, 1997
G THREE MONTHS ENDED OCTOBER 31

FINANCIAL HIGHLIGHTS - CLASS B

                                SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                (UNAUDITED)                      1999                   1998      1997 G       1997 F

SELECTED PER-SHARE DATA

Net asset value,  beginning     $ 10.480                         $ 10.950               $ 11.020  $ 11.040     $ 10.830
of period

Income from Investment
Operations

Net investment income D          .294                             .567                   .584      .142         .234

Net realized and  unrealized     (.180)                           (.324)                 (.064)    .065         .214
gain (loss)

Total from investment            .114                             .243                   .520      .207         .448
operations

Less Distributions

From net investment  income      (.324)                           (.563)                 (.560)    (.147)       (.238)

From net realized gain           -                                (.150)                 (.030)    (.080)       -

Total distributions              (.324)                           (.713)                 (.590)    (.227)       (.238)

Net asset value,  end of        $ 10.270                         $ 10.480               $ 10.950  $ 11.020     $ 11.040
period

TOTAL RETURN B, C                1.11%                            2.29%                  4.82%     1.90%        4.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 18,879                         $ 19,101               $ 7,840   $ 1,587      $ 823
(000 omitted)

Ratio of expenses to average     1.61% A                          1.62%                  1.65% E   1.65% A, E   1.65% A, E
net assets

Ratio of net investment          5.72% A                          5.37%                  5.37%     5.32% A      5.34% A
income to average  net assets

Portfolio turnover rate          88% A                            183%                   262%      125% A       149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO JULY 31, 1997
G THREE MONTHS ENDED OCTOBER 31

 FINANCIAL HIGHLIGHTS -          SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,
INITIAL CLASS

                                 (UNAUDITED)                      1999                     1998       1997 F     1997  G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.490                         $ 10.970                 $ 11.020   $ 11.050   $ 10.780
period

Income from Investment
Operations

Net investment income             .342 D                           .674 D                   .700 D     .176 D     .678 D

Net realized and unrealized       (.172)                           (.342)                   (.056)     .047       .391
gain (loss)

Total from investment             .170                             .332                     .644       .223       1.069
operations

Less Distributions

From net investment income        (.370)                           (.662)                   (.664)     (.173)     (.689)

From net realized gain            -                                (.150)                   (.030)     (.080)     (.110)

In excess of net realized gain    -                                -                        -          -          -

Total distributions               (.370)                           (.812)                   (.694)     (.253)     (.799)

Net asset value, end of period   $ 10.290                         $ 10.490                 $ 10.970   $ 11.020   $ 11.050

TOTAL RETURN B, C                 1.67%                            3.14%                    5.99%      2.05%      10.34%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 369,690                        $ 406,839                $ 459,212  $ 494,304  $ 506,113
(000 omitted)

Ratio of expenses to average      .69%  A                          .70%                     .71%       .72% A     .73%
net assets

Ratio of expenses to average      .69%  A                          .70%                     .71%       .72% A     .73%
net assets after  expense
reductions

Ratio of net investment           6.64%  A                         6.29%                    6.34%      6.36% A    6.26%
income to average net assets

Portfolio turnover rate           88%  A                           183%                     262%       125% A     149%



 FINANCIAL HIGHLIGHTS -          YEARS ENDED OCTOBER 31,
INITIAL CLASS

                                 1996  G    1995  G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.890   $ 10.580
period

Income from Investment
Operations

Net investment income             .729       .772

Net realized and unrealized       (.015)     .325
gain (loss)

Total from investment             .714       1.097
operations

Less Distributions

From net investment income        (.724)     (.737)

From net realized gain            (.100)     -

In excess of net realized gain    -          (.050)

Total distributions               (.824)     (.787)

Net asset value, end of period   $ 10.780   $ 10.890

TOTAL RETURN B, C                 6.72%      10.88%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 488,162  $ 416,241
(000 omitted)

Ratio of expenses to average      .74%       .77%
net assets

Ratio of expenses to average      .73% E     .77%
net assets after  expense
reductions

Ratio of net investment           6.75%      7.37%
income to average net assets

Portfolio turnover rate           221%       329%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F FOR THE THREE MONTHS ENDED OCTOBER 31
G FOR THE YEAR ENDED JULY 31
SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                (UNAUDITED)                      1999                     1998      1997 H      1997G

SELECTED PER-SHARE DATA

Net asset value,  beginning     $ 10.470                         $ 10.950                 $ 11.010  $ 11.040    $ 10.830
of period

Income from Investment
Operations

Net investment income D          .340                             .669                     .693      .172        .263

Net realized and  unrealized     (.170)                           (.343)                   (.063)    .050        .226
gain (loss)

Total from investment            .170                             .326                     .630      .222        .489
operations

Less Distributions

From net investment  income      (.370)                           (.656)                   (.660)    (.172)      (.279)

From net realized gain           -                                (.150)                   (.030)    (.080)      -

Total distributions              (.370)                           (.806)                   (.690)    (.252)      (.279)

Net asset value,  end of        $ 10.270                         $ 10.470                 $ 10.950  $ 11.010    $ 11.040
period

TOTAL RETURN B, C                1.66%                            3.09%                    5.86%     2.05%       4.59%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 10,019                         $ 15,422                 $ 22,038  $ 19,718    $ 13,177
(000 omitted)

Ratio of expenses to  average    .74% A                           .75% E                   .75% E    .75% A, E   .75% A, E
net assets

Ratio of expenses to  average    .73% A, F                        .75%                     .75%      .75% A      .70% A, F
net assets after expense
reductions

Ratio of net investment          6.60% A                          6.24%                    6.30%     6.35% A     6.29% A
income to average  net assets

Portfolio turnover rate          88% A                            183%                     262%      125% A      149%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JULY 31, 1997
H THREE MONTHS ENDED OCTOBER 31

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures transactions, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to

2. OPERATING POLICIES - CONTINUED

DELAYED DELIVERY TRANSACTIONS - CONTINUED

purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $200,462,044 and $231,485,190, respectively, of which U.S. government and government agency obligations aggregated $188,439,822 and $213,483,079, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 2,547      $ 0

CLASS T    34,244       1,580

CLASS B    85,894       62,156

          $ 122,685    $ 63,736

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates ranging from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 11,799     $ 2,734

CLASS T    19,343       6,877

CLASS B    41,401       41,401*

          $ 72,543     $ 51,012

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B, and Institutional Class Shares. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class Shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

                       AMOUNT     % OF AVERAGE NET ASSETS*

CLASS A                $ 4,116    .24

CLASS T                 34,562    .25

CLASS B                 17,846    .19

INITIAL CLASS           319,867   .17

INSTITUTIONAL CLASS     17,492    .21

                       $ 393,883

* ANNUALIZED

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

          FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A   .90%                     $ 296

CLASS T   1.00%                     3,641

                                   $ 3,937

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $5,169 under the custodian arrangement.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                            SIX MONTHS ENDED  YEAR ENDED OCTOBER 31,
                             APRIL 30,

                            2000              1999

FROM NET INVESTMENT INCOME

Class A                     $ 118,171         $ 153,223

Class T                      942,284           1,450,107

Class B                      599,674           724,614

Initial Class                13,820,612        26,727,640

Institutional Class          583,816           1,127,965

Total                       $ 16,064,557      $ 30,183,549

FROM NET REALIZED GAIN

Class A                     $ -               $ 26,293

Class T                      -                 278,709

Class B                      -                 132,050

Initial Class                -                 6,182,269

Institutional Class          -                 305,251

Total                       $ -               $ 6,924,572

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods were as follows:

                                SHARES                                              DOLLARS

                                SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,  SIX MONTHS ENDED APRIL 30,

                                2000                        1999                    2000



CLASS A Shares sold                                          233,326                $ 1,556,559
                                 150,089

Reinvestment of distributions    8,606                       11,952                  88,693

Shares redeemed                  (49,692)                    (120,472)               (512,298)

Net increase (decrease)          109,003                     124,806                $ 1,132,954

CLASS T Shares sold              497,899                     2,003,369              $ 5,147,178

Reinvestment of distributions    81,508                      148,336                 840,877

Shares redeemed                  (851,733)                   (1,122,570)             (8,780,957)

Net increase (decrease)          (272,326)                   1,029,135              $ (2,792,902)

CLASS B Shares sold              348,517                     1,505,268              $ 3,610,689

Reinvestment of distributions    44,121                      63,855                  454,806

Shares redeemed                  (378,214)                   (461,420)               (3,896,947)

Net increase (decrease)          14,424                      1,107,703              $ 168,548

INITIAL CLASS Shares sold        1,600,812                   3,914,002              $ 16,541,648

Reinvestment of distributions    1,079,535                   2,515,203               11,140,746

Shares redeemed                  (5,534,245)                 (9,502,966)             (57,155,406)

Net increase (decrease)          (2,853,898)                 (3,073,761)            $ (29,473,012)

INSTITUTIONAL CLASS Shares       735,644                     667,600                $ 7,541,803
sold

Reinvestment of distributions    27,649                      70,535                  284,726

Shares redeemed                  (1,260,679)                 (1,277,677)             (13,021,579)

Net increase (decrease)          (497,386)                   (539,542)              $ (5,195,050)



                                DOLLARS

                                YEAR ENDED OCTOBER 31,

                                1999



CLASS A Shares sold             $ 2,488,784


Reinvestment of distributions    127,329

Shares redeemed                  (1,280,382)

Net increase (decrease)         $ 1,335,731

CLASS T Shares sold             $ 21,386,352

Reinvestment of distributions    1,582,559

Shares redeemed                  (11,947,707)

Net increase (decrease)         $ 11,021,204

CLASS B Shares sold             $ 16,049,817

Reinvestment of distributions    679,689

Shares redeemed                  (4,891,488)

Net increase (decrease)         $ 11,838,018

INITIAL CLASS Shares sold       $ 41,964,545

Reinvestment of distributions    26,913,754

Shares redeemed                  (101,601,425)

Net increase (decrease)         $ (32,723,126)

INSTITUTIONAL CLASS Shares      $ 7,141,162
sold

Reinvestment of distributions    754,625

Shares redeemed                  (13,640,920)

Net increase (decrease)         $ (5,745,133)


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Investment Money
Management Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investment Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Dwight D. Churchill, Vice President
David L. Murphy, Vice President
Thomas J. Silvia, Vice President
Stanley N. Griffith, Assistant Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Michael Cook
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant(registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

AMOR-SANN-0600  103947
1.703540.102

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
MUNICIPAL INCOME FUND -
CLASS A, CLASS T, CLASS B
AND CLASS C

SEMIANNUAL REPORT
APRIL 30, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             19  The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    22  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           23  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  36  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 45  Notes to the financial
                          statements.



Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

New indicators of accelerating inflation led to a sharp downturn in equity markets, as the Dow Jones Industrial Average, NASDAQ and S&P 500(Registered trademark) each suffered its worst single-session point decline in history on April 14. Volatility ruled the remainder of the month, with equity markets experiencing both strong rallies and broad sell-offs. Inflation-sensitive Treasuries experienced similar volatility, as prices for the bellwether 10-year note edged lower throughout the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR MUNICIPAL INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and past ten year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MUNICIPAL INCOME  2.66%          -0.96%       30.80%        100.26%
- CL A

FIDELITY ADV MUNICIPAL INCOME  -2.21%         -5.66%       24.58%        90.75%
- CL A  (INCL. 4.75% SALES
CHARGE)

LB 3 Plus Year Municipal Bond  2.81%          -1.35%       33.66%        n/a

General Municipal Debt Funds   2.05%          -3.31%       26.41%        88.96%
Average


CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Lehman Brothers Municipal 3 Plus Year Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of three years or more. To measure how Class A's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 278 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MUNICIPAL INCOME  -0.96%       5.52%         7.19%
- CL A

FIDELITY ADV MUNICIPAL INCOME  -5.66%       4.49%         6.67%
- CL A  (INCL. 4.75% SALES
CHARGE)

LB 3 Plus Year Municipal Bond  -1.35%       5.97%         n/a

General Municipal Debt Funds   -3.31%       4.79%         6.56%
Average

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Municipal Income -CL A   LB Municipal Bond
             00257                       LB015
  1990/04/30       9525.00                    10000.00
  1990/05/31       9720.20                    10218.30
  1990/06/30       9834.72                    10308.12
  1990/07/31       9986.41                    10459.65
  1990/08/31       9919.02                    10307.77
  1990/09/30       9989.56                    10313.65
  1990/10/31      10126.71                    10500.74
  1990/11/30      10377.97                    10711.91
  1990/12/31      10444.18                    10758.51
  1991/01/31      10565.73                    10902.88
  1991/02/28      10646.97                    10997.74
  1991/03/31      10709.56                    11001.70
  1991/04/30      10883.95                    11148.02
  1991/05/31      11018.48                    11247.13
  1991/06/30      11044.13                    11235.99
  1991/07/31      11186.93                    11372.85
  1991/08/31      11287.96                    11522.63
  1991/09/30      11420.36                    11672.65
  1991/10/31      11546.91                    11777.71
  1991/11/30      11590.35                    11810.57
  1991/12/31      11716.40                    12064.02
  1992/01/31      11846.28                    12091.53
  1992/02/29      11910.64                    12095.40
  1992/03/31      11970.39                    12099.87
  1992/04/30      12078.43                    12207.56
  1992/05/31      12186.78                    12351.24
  1992/06/30      12353.88                    12558.50
  1992/07/31      12784.05                    12935.00
  1992/08/31      12685.06                    12808.88
  1992/09/30      12764.22                    12892.65
  1992/10/31      12610.18                    12765.92
  1992/11/30      12862.91                    12994.56
  1992/12/31      13018.00                    13127.23
  1993/01/31      13238.19                    13279.90
  1993/02/28      13705.65                    13760.24
  1993/03/31      13562.69                    13614.79
  1993/04/30      13706.52                    13752.16
  1993/05/31      13820.03                    13829.45
  1993/06/30      14041.60                    14060.26
  1993/07/31      14052.03                    14078.68
  1993/08/31      14413.95                    14371.80
  1993/09/30      14613.55                    14535.50
  1993/10/31      14621.39                    14563.55
  1993/11/30      14478.49                    14435.24
  1993/12/31      14812.82                    14739.97
  1994/01/31      14985.31                    14908.30
  1994/02/28      14589.25                    14522.18
  1994/03/31      13811.59                    13930.83
  1994/04/30      13903.24                    14048.97
  1994/05/31      13985.46                    14170.77
  1994/06/30      13933.97                    14084.19
  1994/07/31      14185.31                    14342.35
  1994/08/31      14207.60                    14391.98
  1994/09/30      13985.03                    14180.70
  1994/10/31      13739.88                    13928.85
  1994/11/30      13298.14                    13677.02
  1994/12/31      13620.44                    13978.05
  1995/01/31      14080.58                    14377.54
  1995/02/28      14459.96                    14795.64
  1995/03/31      14535.99                    14965.64
  1995/04/30      14583.77                    14983.30
  1995/05/31      15050.46                    15461.42
  1995/06/30      14932.40                    15326.91
  1995/07/31      14981.05                    15472.21
  1995/08/31      15132.60                    15668.39
  1995/09/30      15254.63                    15767.57
  1995/10/31      15457.70                    15996.84
  1995/11/30      15749.44                    16262.22
  1995/12/31      15888.50                    16418.50
  1996/01/31      15975.17                    16542.46
  1996/02/29      15950.43                    16430.80
  1996/03/31      15613.40                    16220.82
  1996/04/30      15551.03                    16174.91
  1996/05/31      15532.69                    16168.44
  1996/06/30      15713.63                    16344.51
  1996/07/31      15816.34                    16493.25
  1996/08/31      15850.76                    16489.29
  1996/09/30      15992.15                    16720.14
  1996/10/31      16150.00                    16909.25
  1996/11/30      16432.18                    17218.69
  1996/12/31      16371.16                    17146.37
  1997/01/31      16445.12                    17178.77
  1997/02/28      16592.36                    17336.47
  1997/03/31      16409.31                    17105.38
  1997/04/30      16547.48                    17248.55
  1997/05/31      16745.03                    17507.97
  1997/06/30      16954.99                    17694.43
  1997/07/31      17439.06                    18184.57
  1997/08/31      17279.80                    18014.18
  1997/09/30      17507.08                    18228.00
  1997/10/31      17607.21                    18345.21
  1997/11/30      17720.92                    18453.08
  1997/12/31      18006.64                    18722.31
  1998/01/31      18179.95                    18915.52
  1998/02/28      18185.78                    18921.20
  1998/03/31      18243.64                    18937.85
  1998/04/30      18149.78                    18852.44
  1998/05/31      18427.28                    19150.87
  1998/06/30      18494.61                    19226.33
  1998/07/31      18534.64                    19274.59
  1998/08/31      18814.23                    19572.38
  1998/09/30      19032.77                    19816.25
  1998/10/31      19028.70                    19815.86
  1998/11/30      19099.07                    19885.41
  1998/12/31      19125.94                    19935.52
  1999/01/31      19337.00                    20172.55
  1999/02/28      19219.02                    20084.40
  1999/03/31      19217.60                    20112.32
  1999/04/30      19259.15                    20162.40
  1999/05/31      19133.10                    20045.66
  1999/06/30      18832.31                    19757.00
  1999/07/31      18891.92                    19828.91
  1999/08/31      18747.12                    19670.28
  1999/09/30      18772.67                    19678.35
  1999/10/31      18580.36                    19465.03
  1999/11/30      18766.04                    19672.14
  1999/12/31      18605.90                    19525.58
  2000/01/31      18495.73                    19440.65
  2000/02/29      18733.83                    19666.16
  2000/03/31      19189.32                    20096.06
  2000/04/28      19075.08                    19977.29
IMATRL PRASUN   SHR__CHT 20000430 20000519 130109 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income Fund - Class A on April 30, 1990, and the current 4.75% sales charge was paid. As the chart shows, by April 30, 2000, the value of the investment would have grown to $19,075 - a 90.75% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment grade bonds with maturities of one year or more - did over the same period. With dividends reinvested, the same $10,000 would have grown to $19,977 - a 99.77% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,                SEPTEMBER 3, 1996
                                                                                     (COMMENCEMENT OF SALE OF
                                                                                     CLASS A SHARES) TO OCTOBER 31,

                  2000                        1999                     1998   1997   1996

Dividend returns  2.57%                       4.42%                    4.86%  5.51%  0.89%

Capital returns   0.09%                       -6.78%                   3.21%  3.51%   0.95%

Total returns     2.66%                       -2.36%                   8.07%  9.02%  1.84%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 2000   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            4.96(cents)   29.71(cents)   58.34(cents)

Annualized dividend rate       5.11%         5.11%          4.93%

30-day annualized yield        4.89%         -              -

30-day annualized              7.64%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $11.81 over the past one month, $11.67 over the past six months and $11.84 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 4.75% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

FIDELITY ADVISOR MUNICIPAL INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MUNICIPAL INCOME  2.61%          -1.06%       30.68%        100.08%
- CL T

FIDELITY ADV MUNICIPAL INCOME  -0.98%         -4.52%       26.11%        93.08%
- CL T  (INCL. 3.50% SALES
CHARGE)

LB 3 Plus Year Municipal Bond  2.81%          -1.35%       33.66%        n/a

General Municipal Debt Funds   2.05%          -3.31%       26.41%        88.96%
Average


CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Lehman Brothers 3 Plus Year Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of three years or more. To measure how Class T's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 278 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MUNICIPAL INCOME  -1.06%       5.50%         7.18%
- CL T

FIDELITY ADV MUNICIPAL INCOME  -4.52%       4.75%         6.80%
- CL T  (INCL. 3.50% SALES
CHARGE)

LB 3 Plus Year Municipal Bond  -1.35%       5.97%         n/a

General Municipal Debt Funds   -3.31%       4.79%         6.56%
Average

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Municipal Income -CL T   LB Municipal Bond
             00169                       LB015
  1990/04/30       9650.00                    10000.00
  1990/05/31       9847.76                    10218.30
  1990/06/30       9963.78                    10308.12
  1990/07/31      10117.46                    10459.65
  1990/08/31      10049.19                    10307.77
  1990/09/30      10120.65                    10313.65
  1990/10/31      10259.60                    10500.74
  1990/11/30      10514.17                    10711.91
  1990/12/31      10581.24                    10758.51
  1991/01/31      10704.39                    10902.88
  1991/02/28      10786.70                    10997.74
  1991/03/31      10850.11                    11001.70
  1991/04/30      11026.78                    11148.02
  1991/05/31      11163.08                    11247.13
  1991/06/30      11189.06                    11235.99
  1991/07/31      11333.74                    11372.85
  1991/08/31      11436.10                    11522.63
  1991/09/30      11570.24                    11672.65
  1991/10/31      11698.45                    11777.71
  1991/11/30      11742.45                    11810.57
  1991/12/31      11870.16                    12064.02
  1992/01/31      12001.74                    12091.53
  1992/02/29      12066.95                    12095.40
  1992/03/31      12127.48                    12099.87
  1992/04/30      12236.94                    12207.56
  1992/05/31      12346.71                    12351.24
  1992/06/30      12516.01                    12558.50
  1992/07/31      12951.82                    12935.00
  1992/08/31      12851.53                    12808.88
  1992/09/30      12931.73                    12892.65
  1992/10/31      12775.67                    12765.92
  1992/11/30      13031.72                    12994.56
  1992/12/31      13188.84                    13127.23
  1993/01/31      13411.92                    13279.90
  1993/02/28      13885.51                    13760.24
  1993/03/31      13740.68                    13614.79
  1993/04/30      13886.39                    13752.16
  1993/05/31      14001.39                    13829.45
  1993/06/30      14225.87                    14060.26
  1993/07/31      14236.44                    14078.68
  1993/08/31      14603.11                    14371.80
  1993/09/30      14805.33                    14535.50
  1993/10/31      14813.27                    14563.55
  1993/11/30      14668.50                    14435.24
  1993/12/31      15007.22                    14739.97
  1994/01/31      15181.97                    14908.30
  1994/02/28      14780.71                    14522.18
  1994/03/31      13992.85                    13930.83
  1994/04/30      14085.69                    14048.97
  1994/05/31      14168.99                    14170.77
  1994/06/30      14116.83                    14084.19
  1994/07/31      14371.47                    14342.35
  1994/08/31      14394.05                    14391.98
  1994/09/30      14168.56                    14180.70
  1994/10/31      13920.19                    13928.85
  1994/11/30      13472.66                    13677.02
  1994/12/31      13799.19                    13978.05
  1995/01/31      14265.36                    14377.54
  1995/02/28      14649.72                    14795.64
  1995/03/31      14726.75                    14965.64
  1995/04/30      14775.15                    14983.30
  1995/05/31      15247.97                    15461.42
  1995/06/30      15128.36                    15326.91
  1995/07/31      15177.65                    15472.21
  1995/08/31      15331.19                    15668.39
  1995/09/30      15454.82                    15767.57
  1995/10/31      15660.55                    15996.84
  1995/11/30      15956.13                    16262.22
  1995/12/31      16097.01                    16418.50
  1996/01/31      16184.82                    16542.46
  1996/02/29      16159.75                    16430.80
  1996/03/31      15818.30                    16220.82
  1996/04/30      15755.11                    16174.91
  1996/05/31      15736.53                    16168.44
  1996/06/30      15919.85                    16344.51
  1996/07/31      16023.90                    16493.25
  1996/08/31      16058.78                    16489.29
  1996/09/30      16202.89                    16720.14
  1996/10/31      16393.50                    16909.25
  1996/11/30      16635.75                    17218.69
  1996/12/31      16571.80                    17146.37
  1997/01/31      16646.18                    17178.77
  1997/02/28      16809.04                    17336.47
  1997/03/31      16623.96                    17105.38
  1997/04/30      16763.51                    17248.55
  1997/05/31      16963.49                    17507.97
  1997/06/30      17175.85                    17694.43
  1997/07/31      17665.81                    18184.57
  1997/08/31      17519.25                    18014.18
  1997/09/30      17734.92                    18228.00
  1997/10/31      17851.29                    18345.21
  1997/11/30      17948.95                    18453.08
  1997/12/31      18251.13                    18722.31
  1998/01/31      18427.02                    18915.52
  1998/02/28      18447.32                    18921.20
  1998/03/31      18492.02                    18937.85
  1998/04/30      18397.72                    18852.44
  1998/05/31      18679.68                    19150.87
  1998/06/30      18748.31                    19226.33
  1998/07/31      18789.66                    19274.59
  1998/08/31      19073.61                    19572.38
  1998/09/30      19295.38                    19816.25
  1998/10/31      19306.41                    19815.86
  1998/11/30      19360.64                    19885.41
  1998/12/31      19385.97                    19935.52
  1999/01/31      19597.72                    20172.55
  1999/02/28      19476.56                    20084.40
  1999/03/31      19473.55                    20112.32
  1999/04/30      19514.04                    20162.40
  1999/05/31      19384.73                    20045.66
  1999/06/30      19078.44                    19757.00
  1999/07/31      19153.02                    19828.91
  1999/08/31      19004.92                    19670.28
  1999/09/30      19013.31                    19678.35
  1999/10/31      18817.25                    19465.03
  1999/11/30      19019.70                    19672.14
  1999/12/31      18856.17                    19525.58
  2000/01/31      18727.01                    19440.65
  2000/02/29      18966.31                    19666.16
  2000/03/31      19425.38                    20096.06
  2000/04/28      19308.10                    19977.29
IMATRL PRASUN   SHR__CHT 20000430 20000519 133140 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income Fund - Class T on April 30, 1990, and the current 3.50% sales charge was paid. As the chart shows, by April 30, 2000, the value of the investment would have grown to $19,308 - a 93.08% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment grade bonds with maturities of one year or more - did over the same period. With dividends reinvested, the same $10,000 would have grown to $19,977 - a 99.77% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,   YEARS ENDED OCTOBER 31,

                  2000                         1999                     1998   1997   1996     1995

Dividend returns  2.52%                        4.32%                    4.86%  5.47%  5.69%    6.62%

Capital returns   0.09%                        -6.85%                   3.29%  3.42%   -1.01%   5.88%

Total returns     2.61%                        -2.53%                   8.15%  8.89%  4.68%    12.50%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 2000   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            4.86(cents)   29.12(cents)   57.15(cents)

Annualized dividend rate       5.00%         5.00%          4.82%

30-day annualized yield        4.85%         -              -

30-day annualized              7.58%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $11.82 over the past one month, $11.69 over the past six months and $11.85 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 3.50% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

FIDELITY ADVISOR MUNICIPAL INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past six month, past one year, past five year and past 10 year total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MUNICIPAL INCOME  2.29%          -1.69%       26.42%        91.75%
- CL B

FIDELITY ADV MUNICIPAL INCOME  -2.71%         -6.41%       24.42%        91.75%
- CL B  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

LB 3 Plus Year Municipal Bond  2.81%          -1.35%       33.66%        n/a

General Municipal Debt Funds   2.05%          -3.31%       26.41%        88.96%
Average


CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Lehman Brothers 3 Plus Year Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of three years or more. To measure how Class B's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 278 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MUNICIPAL INCOME  -1.69%       4.80%         6.73%
- CL B

FIDELITY ADV MUNICIPAL INCOME  -6.41%       4.47%         6.73%
- CL B  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

LB 3 Plus Year Municipal Bond  -1.35%       5.97%         n/a

General Municipal Debt Funds   -3.31%       4.79%         6.56%
Average

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Municipal Income -CL B   LB Municipal Bond
             00669                       LB015
  1990/04/30      10000.00                    10000.00
  1990/05/31      10204.93                    10218.30
  1990/06/30      10325.17                    10308.12
  1990/07/31      10484.42                    10459.65
  1990/08/31      10413.67                    10307.77
  1990/09/30      10487.72                    10313.65
  1990/10/31      10631.71                    10500.74
  1990/11/30      10895.51                    10711.91
  1990/12/31      10965.02                    10758.51
  1991/01/31      11092.63                    10902.88
  1991/02/28      11177.92                    10997.74
  1991/03/31      11243.64                    11001.70
  1991/04/30      11426.72                    11148.02
  1991/05/31      11567.96                    11247.13
  1991/06/30      11594.89                    11235.99
  1991/07/31      11744.81                    11372.85
  1991/08/31      11850.88                    11522.63
  1991/09/30      11989.88                    11672.65
  1991/10/31      12122.74                    11777.71
  1991/11/30      12168.34                    11810.57
  1991/12/31      12300.68                    12064.02
  1992/01/31      12437.04                    12091.53
  1992/02/29      12504.61                    12095.40
  1992/03/31      12567.34                    12099.87
  1992/04/30      12680.76                    12207.56
  1992/05/31      12794.52                    12351.24
  1992/06/30      12969.96                    12558.50
  1992/07/31      13421.58                    12935.00
  1992/08/31      13317.65                    12808.88
  1992/09/30      13400.76                    12892.65
  1992/10/31      13239.04                    12765.92
  1992/11/30      13504.37                    12994.56
  1992/12/31      13667.19                    13127.23
  1993/01/31      13898.37                    13279.90
  1993/02/28      14389.13                    13760.24
  1993/03/31      14239.05                    13614.79
  1993/04/30      14390.05                    13752.16
  1993/05/31      14509.21                    13829.45
  1993/06/30      14741.84                    14060.26
  1993/07/31      14752.79                    14078.68
  1993/08/31      15132.75                    14371.80
  1993/09/30      15342.31                    14535.50
  1993/10/31      15350.54                    14563.55
  1993/11/30      15200.52                    14435.24
  1993/12/31      15551.52                    14739.97
  1994/01/31      15732.61                    14908.30
  1994/02/28      15316.79                    14522.18
  1994/03/31      14500.36                    13930.83
  1994/04/30      14596.57                    14048.97
  1994/05/31      14682.89                    14170.77
  1994/06/30      14628.84                    14084.19
  1994/07/31      14873.78                    14342.35
  1994/08/31      14897.48                    14391.98
  1994/09/30      14650.44                    14180.70
  1994/10/31      14356.75                    13928.85
  1994/11/30      13885.79                    13677.02
  1994/12/31      14226.45                    13978.05
  1995/01/31      14684.89                    14377.54
  1995/02/28      15071.23                    14795.64
  1995/03/31      15140.79                    14965.64
  1995/04/30      15167.65                    14983.30
  1995/05/31      15643.99                    15461.42
  1995/06/30      15511.05                    15326.91
  1995/07/31      15551.64                    15472.21
  1995/08/31      15699.23                    15668.39
  1995/09/30      15816.52                    15767.57
  1995/10/31      16017.99                    15996.84
  1995/11/30      16311.34                    16262.22
  1995/12/31      16445.65                    16418.50
  1996/01/31      16526.93                    16542.46
  1996/02/29      16492.69                    16430.80
  1996/03/31      16134.53                    16220.82
  1996/04/30      16060.07                    16174.91
  1996/05/31      16030.61                    16168.44
  1996/06/30      16207.80                    16344.51
  1996/07/31      16304.73                    16493.25
  1996/08/31      16331.64                    16489.29
  1996/09/30      16469.44                    16720.14
  1996/10/31      16654.75                    16909.25
  1996/11/30      16893.65                    17218.69
  1996/12/31      16820.44                    17146.37
  1997/01/31      16873.52                    17178.77
  1997/02/28      17044.67                    17336.47
  1997/03/31      16848.00                    17105.38
  1997/04/30      16966.64                    17248.55
  1997/05/31      17175.52                    17507.97
  1997/06/30      17367.58                    17694.43
  1997/07/31      17854.46                    18184.57
  1997/08/31      17695.30                    18014.18
  1997/09/30      17904.31                    18228.00
  1997/10/31      18012.71                    18345.21
  1997/11/30      18116.93                    18453.08
  1997/12/31      18397.72                    18722.31
  1998/01/31      18579.58                    18915.52
  1998/02/28      18575.06                    18921.20
  1998/03/31      18609.90                    18937.85
  1998/04/30      18504.50                    18852.44
  1998/05/31      18778.91                    19150.87
  1998/06/30      18838.00                    19226.33
  1998/07/31      18869.56                    19274.59
  1998/08/31      19145.32                    19572.38
  1998/09/30      19358.28                    19816.25
  1998/10/31      19359.11                    19815.86
  1998/11/30      19403.36                    19885.41
  1998/12/31      19418.50                    19935.52
  1999/01/31      19620.85                    20172.55
  1999/02/28      19488.83                    20084.40
  1999/03/31      19475.40                    20112.32
  1999/04/30      19505.54                    20162.40
  1999/05/31      19365.58                    20045.66
  1999/06/30      19048.59                    19757.00
  1999/07/31      19097.12                    19828.91
  1999/08/31      18938.82                    19670.28
  1999/09/30      18953.02                    19678.35
  1999/10/31      18746.99                    19465.03
  1999/11/30      18938.99                    19672.14
  1999/12/31      18765.60                    19525.58
  2000/01/31      18626.74                    19440.65
  2000/02/29      18855.31                    19666.16
  2000/03/31      19302.63                    20096.06
  2000/04/28      19175.43                    19977.29
IMATRL PRASUN   SHR__CHT 20000430 20000519 135918 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income Fund - Class B on April 30, 1990. As the chart shows, by April 30, 2000, the value of the investment would have grown to $19,175 - a 91.75% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment grade bonds with maturities of one year or more - did over the same period. With dividends reinvested, the same $10,000 would have grown to $19,977 - a 99.77% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the share
price, return and yield of a
fund that invests in bonds will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,

                  2000                        1999                     1998   1997   1996     1995

Dividend returns  2.20%                       3.69%                    4.17%  4.81%  4.99%    5.77%

Capital returns   0.09%                       -6.85%                   3.30%  3.34%   -1.01%   5.80%

Total returns     2.29%                       -3.16%                   7.47%  8.15%  3.98%    11.57%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 2000   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            4.22(cents)   25.36(cents)   49.53(cents)

Annualized dividend rate       4.35%         4.37%          4.19%

30-day annualized yield        4.38%         -              -

30-day annualized              6.84%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $11.79 over the past one month, $11.65 over the past six months, and $11.82 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

FIDELITY ADVISOR MUNICIPAL INCOME FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between June 30, 1994 and November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% (1.00% prior to January 1,
1996) 12b-1 fee. Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns between November 3, 1997 and January 1, 1996 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past six month, past one year, past five year and past 10 year total return figures are 1%, 1%, 0%, and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MUNICIPAL INCOME  2.23%          -1.79%       25.90%        90.97%
- CL C

FIDELITY ADV MUNICIPAL INCOME  1.23%          -2.73%       25.90%        90.97%
- CL C  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

LB 3 Plus Year Municipal Bond  2.81%          -1.35%       33.66%        n/a

General Municipal Debt Funds   2.05%          -3.31%       26.41%        88.96%
Average


CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Lehman Brothers 3 Plus Year Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of three years or more. To measure how Class C's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 278 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MUNICIPAL INCOME  -1.79%       4.71%         6.68%
- CL C

FIDELITY ADV MUNICIPAL INCOME  -2.73%       4.71%         6.68%
- CL C  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

LB 3 Plus Year Municipal Bond  -1.35%       5.97%         n/a

General Municipal Debt Funds   -3.31%       4.79%         6.56%
Average

AVERAGE ANNUAL TOTAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Municipal Income -CL C   LB Municipal Bond
             00490                       LB015
  1990/04/30      10000.00                    10000.00
  1990/05/31      10204.93                    10218.30
  1990/06/30      10325.17                    10308.12
  1990/07/31      10484.42                    10459.65
  1990/08/31      10413.67                    10307.77
  1990/09/30      10487.72                    10313.65
  1990/10/31      10631.71                    10500.74
  1990/11/30      10895.51                    10711.91
  1990/12/31      10965.02                    10758.51
  1991/01/31      11092.63                    10902.88
  1991/02/28      11177.92                    10997.74
  1991/03/31      11243.64                    11001.70
  1991/04/30      11426.72                    11148.02
  1991/05/31      11567.96                    11247.13
  1991/06/30      11594.89                    11235.99
  1991/07/31      11744.81                    11372.85
  1991/08/31      11850.88                    11522.63
  1991/09/30      11989.88                    11672.65
  1991/10/31      12122.74                    11777.71
  1991/11/30      12168.34                    11810.57
  1991/12/31      12300.68                    12064.02
  1992/01/31      12437.04                    12091.53
  1992/02/29      12504.61                    12095.40
  1992/03/31      12567.34                    12099.87
  1992/04/30      12680.76                    12207.56
  1992/05/31      12794.52                    12351.24
  1992/06/30      12969.96                    12558.50
  1992/07/31      13421.58                    12935.00
  1992/08/31      13317.65                    12808.88
  1992/09/30      13400.76                    12892.65
  1992/10/31      13239.04                    12765.92
  1992/11/30      13504.37                    12994.56
  1992/12/31      13667.19                    13127.23
  1993/01/31      13898.37                    13279.90
  1993/02/28      14389.13                    13760.24
  1993/03/31      14239.05                    13614.79
  1993/04/30      14390.05                    13752.16
  1993/05/31      14509.21                    13829.45
  1993/06/30      14741.84                    14060.26
  1993/07/31      14752.79                    14078.68
  1993/08/31      15132.75                    14371.80
  1993/09/30      15342.31                    14535.50
  1993/10/31      15350.54                    14563.55
  1993/11/30      15200.52                    14435.24
  1993/12/31      15551.52                    14739.97
  1994/01/31      15732.61                    14908.30
  1994/02/28      15316.79                    14522.18
  1994/03/31      14500.36                    13930.83
  1994/04/30      14596.57                    14048.97
  1994/05/31      14682.89                    14170.77
  1994/06/30      14628.84                    14084.19
  1994/07/31      14873.78                    14342.35
  1994/08/31      14897.48                    14391.98
  1994/09/30      14650.44                    14180.70
  1994/10/31      14356.75                    13928.85
  1994/11/30      13885.79                    13677.02
  1994/12/31      14226.45                    13978.05
  1995/01/31      14684.89                    14377.54
  1995/02/28      15071.23                    14795.64
  1995/03/31      15140.79                    14965.64
  1995/04/30      15167.65                    14983.30
  1995/05/31      15643.99                    15461.42
  1995/06/30      15511.05                    15326.91
  1995/07/31      15551.64                    15472.21
  1995/08/31      15699.23                    15668.39
  1995/09/30      15816.52                    15767.57
  1995/10/31      16017.99                    15996.84
  1995/11/30      16311.34                    16262.22
  1995/12/31      16445.65                    16418.50
  1996/01/31      16526.93                    16542.46
  1996/02/29      16492.69                    16430.80
  1996/03/31      16134.53                    16220.82
  1996/04/30      16060.07                    16174.91
  1996/05/31      16030.61                    16168.44
  1996/06/30      16207.80                    16344.51
  1996/07/31      16304.73                    16493.25
  1996/08/31      16331.64                    16489.29
  1996/09/30      16469.44                    16720.14
  1996/10/31      16654.75                    16909.25
  1996/11/30      16893.65                    17218.69
  1996/12/31      16820.44                    17146.37
  1997/01/31      16873.52                    17178.77
  1997/02/28      17044.67                    17336.47
  1997/03/31      16848.00                    17105.38
  1997/04/30      16966.64                    17248.55
  1997/05/31      17175.52                    17507.97
  1997/06/30      17367.58                    17694.43
  1997/07/31      17854.46                    18184.57
  1997/08/31      17695.30                    18014.18
  1997/09/30      17904.31                    18228.00
  1997/10/31      18012.71                    18345.21
  1997/11/30      18099.05                    18453.08
  1997/12/31      18388.56                    18722.31
  1998/01/31      18551.48                    18915.52
  1998/02/28      18559.77                    18921.20
  1998/03/31      18589.30                    18937.85
  1998/04/30      18480.65                    18852.44
  1998/05/31      18749.49                    19150.87
  1998/06/30      18804.52                    19226.33
  1998/07/31      18831.63                    19274.59
  1998/08/31      19101.99                    19572.38
  1998/09/30      19325.65                    19816.25
  1998/10/31      19306.53                    19815.86
  1998/11/30      19349.40                    19885.41
  1998/12/31      19363.44                    19935.52
  1999/01/31      19563.77                    20172.55
  1999/02/28      19431.04                    20084.40
  1999/03/31      19416.16                    20112.32
  1999/04/30      19444.47                    20162.40
  1999/05/31      19303.64                    20045.66
  1999/06/30      19002.66                    19757.00
  1999/07/31      19049.36                    19828.91
  1999/08/31      18890.34                    19670.28
  1999/09/30      18886.98                    19678.35
  1999/10/31      18680.59                    19465.03
  1999/11/30      18869.87                    19672.14
  1999/12/31      18696.02                    19525.58
  2000/01/31      18556.53                    19440.65
  2000/02/29      18782.01                    19666.16
  2000/03/31      19224.82                    20096.06
  2000/04/28      19096.80                    19977.29
IMATRL PRASUN   SHR__CHT 20000430 20000519 140635 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income Fund - Class C on April 30, 1990. As the chart shows, by April 30, 2000, the value of the investment would have grown to $19,097 - a 90.97% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment grade bonds with maturities of one year or more - did over the same period. With dividends reinvested, the same $10,000 would have grown to $19,977 - a 99.77% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the share
price, return and yield of a
fund that invests in bonds will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31  NOVEMBER 3, 1997
                                                                     (COMMENCEMENT OF SALE OF
                                                                     CLASS C SHARES) TO OCTOBER 31

                  2000                        1999                   1998

Dividend returns  2.14%                       3.61%                  3.87%

Capital returns   0.09%                       -6.85%                 3.54%

Total returns     2.23%                       -3.24%                 7.41%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 2000   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            4.12(cents)   24.77(cents)   48.34(cents)

Annualized dividend rate       4.24%         4.25%          4.08%

30-day annualized yield        4.26%         -              -

30-day annualized              6.66%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $11.82 over the past one month, $11.69 over the past six months, and $11.85 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Given the investment environment
for municipal bonds during the
six-month period ending April 30,
2000, it seemed almost unrealistic
to expect strong performance
from the sector. After all, there were
three interest-rate hikes by the
Federal Reserve Board in that time
frame. That's typically bad news for
munis, which are generally longer
in duration and, therefore, more
interest-rate sensitive than other
fixed-income sectors. Municipal
bonds also had to compete with
record-setting equity performance
and a strong rally in Treasuries
during the past six months. Yet
remarkably, the municipal bond
sector outperformed nearly every
segment of the fixed-income
market for the overall period. In fact,
through the first four months of 2000,
the Lehman Brothers Municipal Index
also outperformed most major U.S.
equity indexes, including the S&P
500(Registered trademark), the NASDAQ, and the Dow
Jones Industrial Average. For the
six months ending April 30, the
Lehman Brothers Municipal Bond
Index - an index of over 35,000
investment-grade, fixed-rate,
tax-exempt bonds - gained 2.63%.
That outpaced the overall
taxable-bond market return of
1.42%, as measured by the Lehman
Brothers Aggregate Bond Index.
Much of the municipal segment's
gains occurred in February and
March when muni yields rose above
6%, a fairly rare phenomenon. The
attractive yields that munis offered
prompted a powerful rush of retail
buying, which sparked a strong rally
in the sector.

(photograph of Christine Thompson)

An interview with Christine Thompson, Portfolio Manager of Fidelity Advisor Municipal Income Fund

Q. HOW DID THE FUND PERFORM, CHRISTINE?

A. For the six-month period that ended April 30, 2000, the fund's Class A, Class T, Class B and Class C shares had total returns of 2.66%, 2.61%, 2.29% and 2.23%, respectively. To get a sense of how the fund did relative to its competitors, the general municipal debt funds average returned 2.05% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers 3 Plus Year Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 2.81% for the same six-month period. For the 12-month period that ended April 30, 2000, the fund's Class A, Class T, Class B and Class C shares had total returns of -0.96%, -1.06%, -1.69% and -1.79%, respectively. Those returns compared to the -3.31% return of the general municipal debt funds average and the -1.35% return for the Lehman Brothers index for the same 12-month period.

Q. WHAT STRATEGIES AIDED THE FUND'S PERFORMANCE?

A. There were a couple of strategic factors that helped. First, the fund was helped by its focus on premium coupon bonds, which pay interest rates above face - or par - value. One appealing aspect of premiums was that they were somewhat insulated from unfavorable tax treatment that negatively affected the prices of lower coupon bonds, or "discounts," as rates rose. More recently, however, I added some discount bonds to lock in their relatively cheap valuations. The fund's performance also was helped by duration management. I managed the fund's duration - a measure of its interest-rate sensitivity - to be in line with the municipal market as a whole, as reflected by the Lehman Brothers 3 Plus Year Municipal Bond Index. That means I don't lengthen or shorten duration based on where I think interest rates will be at some point down the road.

Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?

A. Yes, there were. Health care bonds continued their disappointing run through most of the past six months, coming under pressure from a variety of challenges including cutbacks in Medicare payments and ensuing questions about many hospitals' future profitability. With the help of Fidelity's research staff, I continue to carefully monitor the impact these developments could have on hospitals over the long term. My approach is to be very selective, emphasizing hospitals with a proven track record that I believe can do well in today's evolving, more competitive environment. More recently, we've seen a bit of improvement among some hospitals that have begun to adjust to today's more expense-conscious environment.

Q. WHICH SECTORS OF THE MUNICIPAL MARKET WERE ATTRACTIVE?

A. The fund had an overweighted position - relative to its benchmark and the municipal bond market as a whole - in education bonds, including those backed by colleges and universities around the country. They allowed me to diversify the fund away from economically sensitive issues such as general obligation bonds, which depend on sales, property, income and other tax revenue collections. Furthermore, projections call for an increasing number of students to seek advanced degrees over the next several years. The fund also had a relatively large weighting in electric utility bonds, particularly those that I expect to benefit from restructuring activity. To make rate structures more competitive, large electric issuers are restructuring and retiring outstanding debt, which can be a positive event for bondholders.

Q. WHAT FACTORS WILL SHAPE THE OUTLOOK FOR MUNICIPAL BONDS OVER THE NEXT SIX MONTHS OR SO?

A. The primary factor, as always, will be the direction of interest rates. Supply and demand also will play a role. The supply of municipals has continued to decline in response to rising interest rates. Many issuers now find it too expensive to issue new or refinance old debt. With municipal bond yields rising above 6% in February and March, we saw renewed buying from individual investors. That demand abated somewhat when yields fell back below 6% in April. To the extent that supply remains low and demand firms, municipals could benefit.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks to provide a high
current yield exempt from
federal income tax

START DATE: September 16,
1987

SIZE: as of April 30, 2000,
more than $392 million

MANAGER: Christine Thompson,
since 1998; joined Fidelity
in 1985

CHRISTINE THOMPSON ON THE
FUND'S CREDIT QUALITY:

"As of April 30, 2000, more than 73%
of the fund's investments were in
bonds rated A or higher. The
fund's focus on these higher-quality
bonds reflected the fact that
Fidelity's research indicated that
only selected lower-quality bonds
- those rated Baa - offered
enough incentive by way of
additional yield. That said, there
are some exceptions. For example,
the fund owns some securities
issued by selected hospitals
around the country that I believe
can do well in today's more
competitive operating
environment. To further the fund's
diversification away from
economically sensitive municipal
bonds, I bought some education
bonds - many of which are backed
by colleges and universities.
Finally, I occasionally invest in
Baa-rated bonds issued by Puerto
Rico and Guam. As territories of
the United States, Puerto Rico and
Guam can issue bonds that are
free from taxes in all 50 states.
When the supply of U.S.
municipals is limited or their
prices look expensive, I
occasionally invest in Puerto Rico
and Guam bonds. At the end of the
period, less than 1% of the fund's
net assets were invested in bonds
issued by Puerto Rico and none in
Guam."


INVESTMENT CHANGES




TOP FIVE STATES AS OF APRIL
30, 2000

                              % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                      MONTHS AGO

New York                       17.4                    18.0

Texas                          7.0                     8.4

North Carolina                 6.0                     4.4

Colorado                       5.7                     5.3

Massachusetts                  5.7                     6.5

TOP FIVE SECTORS AS OF APRIL
30, 2000

                              % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                      MONTHS AGO

Electric Utilities             17.2                    15.9

Health Care                    16.2                    13.4

General Obligations            15.5                    19.3

Transportation                 14.7                    14.4

Water & Sewer                  10.5                    5.7

AVERAGE YEARS TO MATURITY AS
OF APRIL 30, 2000

                                                       6 MONTHS AGO

Years                          16.7                    12.9

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF APRIL 30, 2000

                                      6 MONTHS AGO

Years                           7.3   6.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION
(MOODY'S RATINGS)

AS OF APRIL 30, 2000

Aaa 51.5%
Aa, A 21.8%
Baa 19.0%
Ba and Below 2.5%
Not Rated 4.7%
Short-term
Investments 0.5%

Row: 1, Col: 1, Value: 51.5
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 21.8
Row: 1, Col: 4, Value: 19.0
Row: 1, Col: 5, Value: 2.5
Row: 1, Col: 6, Value: 4.7
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 0.5

AS OF OCTOBER 31, 1999

Aaa 46.7%
Aa, A 24.3%
Baa 22.4%
Ba and Below 0.0%
Not Rated 4.7%
Short-term
Investments 1.9%

Row: 1, Col: 1, Value: 46.7
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 24.3
Row: 1, Col: 4, Value: 22.4
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 4.7
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 1.9

WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P (registered trademark) RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.


INVESTMENTS APRIL 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets



MUNICIPAL BONDS - 100.0%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

ALABAMA - 1.1%

Shelby County Gen. Oblig.         -         $ 4,000,000                     $ 4,222,920
Series A, 7.7% 8/1/17

ALASKA - 2.1%

Alaska Hsg. Fin. Corp. Rfdg.      Aa2        5,490,000                       5,286,596
Series A, 5.4% 12/1/13

Alaska Student Ln. Corp.
Student Ln. Rev. Series A:

5.25% 7/1/07 (AMBAC Insured)      Aaa        1,500,000                       1,486,545
(d)

5.45% 7/1/09 (AMBAC Insured)      Aaa        1,500,000                       1,495,860
(d)

                                                                             8,269,001

ARIZONA - 1.4%

Arizona Student Ln. Aquistion     Aaa        1,300,000                       1,286,272
Auth. Student Ln. Rev. Rfdg.
Series A1, 5.875% 5/1/18 (d)

Maricopa County Ind. Dev.         Baa1       4,495,000                       4,178,687
Auth. Health Facilities Rev.
Rfdg. (Catholic Health Care
West Proj.) Series A, 4.1%
7/1/03

                                                                             5,464,959

CALIFORNIA - 3.5%

California Dept. of Wtr.          Aa2        2,190,000                       2,231,457
Resources Central Valley
Proj. Rev. (Wtr. Sys. Proj.)
Series J2, 6.125% 12/1/13

California Health Facilities      A2         1,230,000                       1,199,348
Fing. Auth. Rev.
(Cedars-Sinai Med. Ctr.
Proj.) Series A, 6.125%
12/1/30

California Hsg. Fin. Agcy.
Rev. (Home Mtg. Prog.):

Series B, 5.2% 8/1/26 (MBIA       Aaa        760,000                         758,168
Insured) (d)

Series R, 6.15% 8/1/27 (MBIA      Aaa        1,500,000                       1,498,170
Insured) (d)

California Univ. Rev. Series      Aaa        1,000,000                       999,990
1999 AY, 5.875% 11/1/30
(FGIC Insured)

Central Valley Fing. Auth.        BBB-       4,500,000                       4,523,670
Cogeneration Proj. Rev.
(Carson Ice Gen. Proj.) 6%
7/1/09

Sacramento City Fing. Auth.       Aaa        2,000,000                       1,918,500
Lease Rev. Rfdg. Series A,
5.4% 11/1/20 (AMBAC Insured)

Sacramento Cogeneration Auth.     BBB-       500,000                         512,450
Cogeneration Proj. Rev.
(Procter & Gamble Proj.)
6.375% 7/1/10

                                                                             13,641,753

COLORADO - 5.7%

Arapaho County School
District #5:

5.5% 12/15/19                     Aa2        1,500,000                       1,454,250

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

COLORADO - CONTINUED

Arapaho County School
District #5: - continued

6% 12/15/15                       Aa2       $ 1,250,000                     $ 1,292,650

Colorado Health Facilities
Auth. Rev.:

(Nat'l. Benevolent Assoc.         Baa2       1,360,000                       1,260,258
Proj.) Series A, 6.5% 6/1/25

Rfdg. (Rocky Mountain
Adventist Proj.):

6.625% 2/1/13                     Ba1        6,900,000                       6,429,144

6.625% 2/1/22                     Ba1        4,000,000                       3,489,640

Colorado Springs Arpt. Rev.
(Cap. Appreciation) Series C:

0% 1/1/06 (MBIA Insured)          Aaa        1,405,000                       1,037,958

0% 1/1/08 (MBIA Insured)          Aaa        870,000                         573,452

Denver City & County Arpt.
Rev.:

(Cap. Appreciation):

Series A, 0% 11/15/02 (MBIA       Aaa        2,115,000                       1,858,916
Insured) (d)

Series D, 0% 11/15/04 (MBIA       Aaa        1,700,000                       1,333,650
Insured) (d)

Series A:

7.5% 11/15/23 (d)                 Baa1       2,070,000                       2,198,609

7.5% 11/15/23 (Pre-Refunded       Aaa        430,000                         477,395
to 11/15/04 @ 102) (d)(e)

Series C, 6.55% 11/15/02 (d)      Baa1       1,000,000                       1,023,070

                                                                             22,428,992

CONNECTICUT - 1.3%

Connecticut Health & Edl.         AAA        2,170,000                       2,282,254
Facilities Auth. Rev. (New
Britain Memorial Hosp.
Proj.)  Series A, 7.5%
7/1/06 (Pre-Refunded to
7/1/02 @ 102) (e)

Eastern Connecticut Resources     BBB        3,350,000                       2,699,062
Recovery Auth. Solid Waste
Rev. (Wheelabrator Lisbon
Proj.) Series A, 5.5% 1/1/20
(d)

                                                                             4,981,316

DISTRICT OF COLUMBIA - 1.7%

District of Columbia Gen.         Aaa        150,000                         157,295
Oblig. Rfdg.  Series A, 6%
6/1/07 (MBIA Insured)
(Escrowed to Maturity) (e)

District of Columbia Hosp.        -          925,000                         953,120
Rev. (Hosp. for Sick
Children Proj.) Series A,
8.875% 1/1/21

District of Columbia Redev.       Baa        385,000                         387,533
Land Agcy. Washington D.C.
Sports Arena Spl. Tax Rev.
5.625% 11/1/10

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

DISTRICT OF COLUMBIA -
CONTINUED

District of Columbia Rev.:

(George Washington Univ.          Aaa       $ 1,000,000                     $ 977,550
Proj.) Series A, 5.75%
9/15/20 (MBIA Insured)

(Nat'l. Academy of Science        Aaa        2,500,000                       2,209,100
Proj.) Series A, 5% 1/1/19
(AMBAC Insured)

Rfdg. (Georgetown Univ.           Aaa        2,000,000                       2,053,140
Proj.) Series A, 5.95%
4/1/14 (MBIA Insured)

                                                                             6,737,738

FLORIDA - 2.1%

Broward County Resource           A3         515,000                         531,480
Recovery Rev.  (SES Broward
Co. LP South Proj.) 7.95%
12/1/08

Dade County Aviation Rev.         Aaa        5,000,000                       5,126,800
Rfdg. Series D, 5.75%
10/1/09 (AMBAC Insured) (d)

Florida Mid-Bay Bridge Auth.      -          2,500,000                       2,647,925
Rev. Series A, 7.5% 10/1/17

                                                                             8,306,205

HAWAII - 0.5%

Honolulu City & County Gen.       Aaa        2,000,000                       1,886,620
Oblig. Rfdg.  Series C,
5.125% 7/1/14 (FGIC Insured)

IDAHO - 0.3%

Boise City Urban Renewal          Aaa        1,000,000                       997,260
Agcy. Lease Rev. 5.9%
8/15/29 (AMBAC Insured)

ILLINOIS - 5.1%

Chicago Board of Ed. (Chicago     Aaa        10,500,000                      10,134,495
School Reform Proj.) 5.75%
12/1/27 (AMBAC Insured)

Chicago Midway Arpt. Rev.         Aaa        1,500,000                       1,384,425
Series A, 5.5% 1/1/29 (MBIA
Insured)

Chicago O'Hare Int'l. Arpt.
Rev. Rfdg.  (Gen. Arpt.
Proj.) Series A:

6.25% 1/1/09 (AMBAC Insured)      Aaa        3,700,000                       3,905,091
(d)

6.375% 1/1/15 (MBIA Insured)      Aaa        1,400,000                       1,453,816

Chicago O'Hare Int'l. Arpt.       Baa2       1,000,000                       1,085,780
Spl. Facilities Rev. Rfdg.
(American Airlines, Inc.
Proj.) 8.2% 12/1/24

Illinois Health Facilities
Auth. Rev. (Memorial Hosp.
Proj.):

7.125% 5/1/10 (Pre-Refunded       -          1,000,000                       1,061,130
to 5/1/02  @ 102) (e)

7.25% 5/1/22 (Pre-Refunded to     -          1,000,000                       1,063,470
5/1/02  @ 102) (e)

                                                                             20,088,207

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

INDIANA - 0.3%

Indianapolis Econ. Dev. Rev.      Baa2      $ 1,000,000                     $ 1,029,650
Rfdg. & Impt. (Nat'l.
Benevolent Assoc. Proj.)
7.625% 10/1/22

IOWA - 0.9%

Iowa Student Ln. Liquidity        Aaa        3,500,000                       3,544,555
Corp. Student Ln. Rev. Rfdg.
Series B, 5.75% 12/1/07 (d)

KANSAS - 0.7%

Kansas Dev. Fin. Auth. Rev.
(Sisters of Charity
Leavenworth Health Svc. Co.
Proj.):

5% 12/1/13 (MBIA Insured)         Aaa        2,390,000                       2,251,810

5% 12/1/14 (MBIA Insured)         Aaa        500,000                         465,950

                                                                             2,717,760

KENTUCKY - 3.6%

Kenton County Arpt. Board
Arpt. Rev.:

(Cincinnati/Northern Kentucky     Aaa        5,570,000                       5,753,086
Int'l. Proj.) Series A, 6%
3/1/05 (MBIA Insured) (d)

(Delta Air Lines, Inc. Proj.)     Baa3       2,000,000                       2,052,580
Series A, 7.5% 2/1/20 (d)

Louisville & Jefferson Swr.       Aaa        6,550,000                       6,390,180
Sys. Rev. Series A, 5.75%
5/15/33 (FGIC Insured)

                                                                             14,195,846

MARYLAND - 0.7%

Maryland Health & Higher Edl.
Facilities Auth. Rev. (Good
Samaritan Hosp. Proj.):

5.75% 7/1/13 (AMBAC Insured)      Aaa        1,015,000                       1,034,326
(Escrowed to Maturity) (e)

5.75% 7/1/13 (Escrowed to         A1         1,665,000                       1,710,837
Maturity) (e)

                                                                             2,745,163

MASSACHUSETTS - 5.7%

Massachusetts Bay Trans. Auth.:

(Gen. Trans. Sys. Proj.):

Series 1997 D, 5% 3/1/27          Aa2        2,000,000                       1,719,500

Series A, 5.375% 3/1/19           Aa2        1,435,000                       1,358,342

Rfdg. (Gen. Trans. Sys.           Aa2        2,000,000                       1,942,300
Proj.) Series A, 5.75%
3/1/26 (FGIC Insured)

Massachusetts Health & Edl.
Facilities Auth. Rev.:

(Bentley College Proj.)           Aaa        1,265,000                       1,156,817
Series J, 5% 7/1/17 (MBIA
Insured)

(Hebrew Rehab. Ctr. for Aged      A          2,000,000                       1,742,040
Proj.) Series C, 5.25% 7/1/17

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Health & Edl.
Facilities Auth. Rev.: -
continued

(New England Med. Ctr. Hosp.      Aaa       $ 500,000                       $ 450,905
Proj.) Series G, 5.375%
7/1/24 (MBIA Insured)

Massachusetts Ind. Fin. Agcy.     BBB        1,000,000                       966,430
Resource Recovery Rev. Rfdg.
(Ogden Haverhill Proj.)
Series A, 4.7% 12/1/03

Massachusetts Ind. Fin. Agcy.
Rev. (Cap. Appreciation)
(Massachusetts Biomedical
Research Corp. Proj.) Series
A2:

0% 8/1/08                         A+         800,000                         509,240

0% 8/1/10                         -          4,500,000                       2,522,070

Massachusetts Muni. Wholesale     Baa2       1,000,000                       1,038,540
Elec. Co.  Pwr. Supply Sys.
Rev. Rfdg. Series C, 6.5%
7/1/03

Massachusetts Wtr. Poll.
Abatement Trust Wtr. Poll.
Abatement Rev. (MWRA Ln.
Prog.)  Series A:

5.25% 8/1/13                      Aa1        10,000                          9,790

5.25% 8/1/14                      Aa1        30,000                          29,111

Massachusetts Wtr. Resources      Aaa        5,000,000                       4,827,300
Auth. Rev.  Series A, 5.75%
8/1/39 (FGIC Insured)

New England Ed. Ln. Marketing     A3         3,880,000                       3,922,835
Corp. Massachusetts Student
Ln. Rev. Rfdg.  Series F,
5.625% 7/1/04 (d)

                                                                             22,195,220

MICHIGAN - 3.9%

Detroit Wtr. Supply Sys. Rev.
Sr. Lien Series A:

5.75% 7/1/26 (FGIC Insured)       Aaa        1,400,000                       1,361,206

5.875% 7/1/22 (FGIC Insured)      Aaa        1,700,000                       1,680,059

5.875% 7/1/29 (FGIC Insured)      Aaa        1,100,000                       1,085,667

Howell Pub. Schools 5.875%        Aaa        2,225,000                       2,222,975
5/1/22  (MBIA Insured)

Michigan Hosp. Fin. Auth.
Rev. Rfdg.:

(Genesys Reg'l. Med. Hosp.        Baa2       4,250,000                       4,082,763
Proj.) Series A, 5.5%
10/1/18 (Escrowed to
Maturity) (e)

(Pontiac Osteopathic Hosp.        Baa2       2,000,000                       1,641,540
Proj.) Series A,  6% 2/1/24

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MICHIGAN - CONTINUED

Michigan Strategic Fund Ltd.      Aaa       $ 1,000,000                     $ 917,160
Oblig. Rev. Rfdg. (Detroit
Edison Co. Proj.) Series A,
5.55% 9/1/29 (MBIA Insured)
(d)

Royal Oak Hosp. Fin. Auth.        Aa3        2,310,000                       2,410,439
Rev. Rfdg.  (William
Beaumont Hosp. Proj.) 6.25%
1/1/09

                                                                             15,401,809

MINNESOTA - 2.1%

Minneapolis & Saint Paul Hsg.     Aaa        1,800,000                       1,551,708
& Redev. Auth. Health Care
Sys. Rev. Rfdg. (Healthspan
Corp. Proj.) Series A, 4.75%
11/15/18 (AMBAC Insured)

Minnesota Hsg. Fin. Agcy.         Aa2        1,945,000                       1,985,359
(Single Family Mtg. Prog.)
Series D, 6.4% 7/1/15 (d)

Rochester Health Care             AA+        2,000,000                       1,878,860
Facilities Rev. (Mayo
Foundation Proj.) Series A,
5.5% 11/15/27

Saint Cloud Health Care Rev.      Aaa        3,000,000                       2,915,880
(Saint Cloud  Hosp. Proj.)
Series A, 5.875% 5/1/30
(FSA Insured)

                                                                             8,331,807

MISSISSIPPI - 0.0%

Mississippi Home Corp. Single     Aaa        144,000                         148,788
Family Rev. Rfdg. Series A,
9.25% 3/1/12 (FGIC Insured)

NEVADA - 0.6%

Las Vegas Downtown Redev.
Agcy. Tax Increment Rev.
(Fremont Street Proj.)
Series A:

6% 6/15/10                        BBB+       1,500,000                       1,491,270

6.1% 6/15/14                      BBB+       1,000,000                       1,000,690

                                                                             2,491,960

NEW HAMPSHIRE - 0.1%

New Hampshire Higher Edl. &       -          480,000                         489,600
Health Facilities Auth. Rev.
(Littleton Hosp. Assoc.,
Inc. Proj.) Series A, 9.5%
5/1/20 (Pre-Refunded to
5/1/00 @ 102) (e)

NEW JERSEY - 2.4%

New Jersey Econ. Dev. Auth.       Aaa        3,185,000                       2,882,584
Wtr. Facilities Rev. (New
Jersey Americam Wtr. Co.,
Inc. Proj.) Series 1997 B,
5.375% 5/1/32 (FGIC Insured)
(d)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NEW JERSEY - CONTINUED

New Jersey Trans. Trust Fund      Aaa       $ 4,000,000                     $ 4,063,000
Auth. Rfdg.  (Trans. Sys.
Proj.) Series A, 5.5%
6/15/11 (MBIA Insured)

Passaic County Util. Auth.        Aaa        2,500,000                       2,286,250
Solid Waste Disp.  Rev.
Rfdg. (Cap. Appreciation) 0%
3/1/02 (MBIA Insured)

                                                                             9,231,834

NEW MEXICO - 1.9%

Albuquerque Arpt. Rev. Rfdg.:

6.7% 7/1/18 (AMBAC Insured)       Aaa        3,970,000                       4,221,619
(d)

6.75% 7/1/11 (AMBAC Insured)      Aaa        1,805,000                       1,990,500
(d)

New Mexico Edl. Assistance        Aaa        1,100,000                       1,097,624
Foundation  Student Ln. Rev.
Series B, 5.25% 4/1/05
(AMBAC Insured) (d)

                                                                             7,309,743

NEW YORK - 17.4%

Long Island Pwr. Auth. Elec.      Aaa        9,390,000                       8,311,559
Sys. Rev. Series A, 5.125%
12/1/22 (FSA Insured)

Metro. Trans. Auth. Dedicated
Tax Fund Series A:

5% 4/1/23 (FGIC Insured)          Aaa        2,565,000                       2,229,549

5% 4/1/29 (FSA Insured)           Aaa        2,200,000                       1,896,840

5.25% 4/1/26 (MBIA Insured)       Aaa        1,000,000                       903,140

Metro. Trans. Auth. New York
Commuter Facilities Rev.:

Series A:

5.625% 7/1/27 (MBIA Insured)      Aaa        200,000                         190,256

6.125% 7/1/29                     Baa1       6,750,000                       6,727,185

Series B, 4.75% 7/1/26 (FGIC      Aaa        2,000,000                       1,648,980
Insured)

Metro. Trans. Auth. New York
Svc. Contract Rev.:

(Commuter Facilities Proj.)       Baa1       700,000                         704,858
Series O, 5.75% 7/1/13

(Trans. Facilities Proj.)         Baa1       1,010,000                       1,005,617
Series P, 5.75%  7/1/15

Rfdg. (Trans. Facilities          Baa1       1,000,000                       973,310
Proj.) Series 7,  5.625%
7/1/16

Metro. Trans. Auth. New York
Trans. Facilities Rev.:

Rfdg. (Svc. Contract Proj.)
Series 8:

5.25% 7/1/17                      Baa1       1,000,000                       923,020

5.375% 7/1/21 (FSA Insured)       Aaa        700,000                         652,575

Series B, 4.75% 7/1/26 (FGIC      Aaa        1,000,000                       824,490
Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NEW YORK - CONTINUED

New York City Gen. Oblig.:

Rfdg. Series B, 5.7% 8/15/02      A3        $ 35,000                        $ 35,678
(Escrowed to Maturity) (e)

Series H:

6.875% 2/1/02                     A3         160,000                         164,800

6.875% 2/1/02 (Escrowed to        Aaa        80,000                          82,819
Maturity) (e)

New York City Ind. Dev. Agcy.     Aaa        965,000                         1,010,094
Ind. Dev. Rev. (Japan
Airlines Co. Ltd. Proj.)
Series 1991, 6% 11/1/15 (FSA
Insured) (d)

New York City Ind. Dev. Agcy.     A3         8,680,000                       8,822,699
Spl. Facilities Rev. (Term.
One Group Assoc. Proj.) 5.9%
1/1/06 (d)

New York City Muni. Wtr. Fin.
Auth. Wtr. & Swr. Sys. Rev.
Series B:

5.5% 6/15/27 (MBIA Insured)       Aaa        3,500,000                       3,289,125

5.75% 6/15/26                     Aa3        5,000,000                       4,842,350

5.75% 6/15/29                     Aa3        4,000,000                       3,863,160

5.75% 6/15/29 (MBIA Insured)      Aaa        1,500,000                       1,456,740

New York City Transitional        Aa3        3,000,000                       2,926,920
Fin. Auth. Rev.  Series A,
5.75% 8/15/24

New York State Dorm. Auth.
Revs.:

(St. Univ. Edl. Facilities        Aaa        5,000,000                       4,993,600
Proj.) 5.95% 5/15/29 (FGIC
Insured)

Rfdg. (Jamaica Hosp. Med.         Aaa        6,150,000                       5,862,180
Ctr. Proj.) Series F, 5.2%
2/15/14 (MBIA Insured)

New York State Envir.
Facilities Corp. Clean Wtr.
& Drinking Wtr. Rev.
(Revolving Funds Prog.)
Series F:

4.875% 6/15/18                    Aa1        1,000,000                       877,760

4.875% 6/15/20                    Aa1        1,300,000                       1,120,327

5% 6/15/15                        Aa1        700,000                         645,148

New York State Envir.             Aa1        1,000,000                       906,190
Facilities Corp. Poll.
Cont. Rev. (State Wtr.
Revolving Fund Prog.) Series
D, 5.125% 6/15/19

Triborough Bridge & Tunnel        Aaa        500,000                         494,915
Auth. Spl.  Oblig. Rfdg.
Series A, 5.25% 1/1/11
(FGIC Insured)

                                                                             68,385,884

NORTH CAROLINA - 6.0%

North Carolina Eastern Muni.
Pwr. Agcy. Pwr. Sys. Rev.:

Rfdg.:

Series A, 5.5% 1/1/05 (MBIA       Aaa        4,000,000                       4,055,360
Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NORTH CAROLINA - CONTINUED

North Carolina Eastern Muni.
Pwr. Agcy. Pwr. Sys. Rev.: -
continued

Rfdg.:

Series B:

5.875% 1/1/21 (MBIA Insured)      Aaa       $ 2,400,000                     $ 2,378,352

6% 1/1/06                         Baa3       4,175,000                       4,213,201

6% 1/1/14                         Baa3       1,000,000                       971,440

7.25% 1/1/07                      Baa3       1,000,000                       1,074,390

Series C:

5.125% 1/1/03                     Baa1       2,700,000                       2,656,152

5.25% 1/1/04                      Baa1       1,365,000                       1,344,402

5.5% 1/1/07 (MBIA Insured)        Aaa        2,000,000                       2,030,760

Series D, 6.7% 1/1/19             Baa3       1,115,000                       1,121,066

North Carolina Muni. Pwr.
Agcy. #1 Catawba Elec. Rev.:

Rfdg. 5.75% 1/1/02                Baa1       1,750,000                       1,754,778

Series A, 5.125% 1/1/15 (MBIA     Aaa        1,000,000                       942,050
Insured)

6.25% 1/1/17 (AMBAC Insured)      Aaa        1,150,000                       1,171,666

                                                                             23,713,617

OHIO - 2.6%

Cincinnati Student Ln. Fdg.       -          1,005,000                       1,019,382
Corp. Student Ln. Rev.
Series B, 8.875% 8/1/08 (d)

Franklin County Hosp. Rev.        Baa3       4,160,000                       3,914,269
(Doctor's Ohio Health Corp.
Proj.) Series A, 4.75%
12/1/03

Gateway Economic Dev. Corp.       -          3,000,000                       2,959,140
Greater Cleveland Stadium
Rev. Series 1990, 6.5%
9/15/14 (d)

Marion County Hosp. Impt.         BBB+       1,000,000                       995,330
Rev. Rfdg.  (Cmnty. Hosp.
Proj.) 5.6% 5/15/01

Ohio Univ. Gen. Receipts          Aa2        1,250,000                       1,238,625
Series A, 5.75% 12/1/24

                                                                             10,126,746

OKLAHOMA - 2.4%

Oklahoma Industries Auth. Rev.:

Rfdg. (Health Sys. Oblig.         Aaa        1,500,000                       1,426,710
Group Proj.)  Series A,
5.75% 8/15/29 (MBIA Insured)

6% 8/15/19 (MBIA Insured)         Aaa        3,000,000                       2,998,350

Sapulpa Muni. Auth. Util.         Aaa        1,000,000                       976,290
Rev. Rfdg. 5.75% 4/1/23
(FGIC Insured)

Tulsa Muni. Arpt. Trust Rev.      Baa2       4,000,000                       4,172,200
(American Airlines Corp.
Proj.) 7.35% 12/1/11

                                                                             9,573,550

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

PENNSYLVANIA - 5.6%

Allegheny County Arpt. Rev.       Aaa       $ 1,000,000                     $ 1,024,780
Rfdg. (Pittsburgh Int'l.
Arpt. Proj.) Series A2,
5.75% 1/1/07 (MBIA Insured)
(d)

Allegheny County Ind. Dev.        -          310,000                         320,680
Auth. Rev. (YMCA Pittsburgh
Proj.) Series A, 8.75% 3/1/10

Allegheny County Port Auth.       Aaa        4,460,000                       4,508,123
Spl. Rev. 6.125% 3/1/29
(MBIA Insured)

Butler County Ind. Dev. Auth.     A          3,000,000                       2,893,710
Health Ctr. Rev. Rfdg.
(Sherwood Oaks Proj.) 5.75%
6/1/11

Cumberland County Muni. Auth.
Rev. Rfdg. (Carlisle Hosp. &
Health Proj.):

6.8% 11/15/14                     Baa3       3,250,000                       3,047,915

6.8% 11/15/23                     Baa3       1,000,000                       912,420

Delaware County Auth. College     Aa3        3,500,000                       3,389,260
Rev.  (Haverford College
Proj.) 5.75% 11/15/29

Delaware County Auth. Rev.
(First Mtg. Riddle Village
Proj.):

8.25% 6/1/22 (Escrowed to         Aaa        2,250,000                       2,581,628
Maturity) (e)

8.75% 6/1/10 (Pre-Refunded to     Aaa        2,870,000                       3,144,085
 6/1/02 @ 102) (e)

                                                                             21,822,601

PUERTO RICO - 0.5%

Puerto Rico Commonwealth Gen.     Aaa        1,800,000                       1,783,152
Oblig. 5.75% 7/1/26 (MBIA
Insured)

RHODE ISLAND - 1.2%

Rhode Island Port Auth. &         Aaa        4,000,000                       4,562,520
Economic Dev.  Corp. Arpt.
Rev. Series A, 7% 7/1/14
(FSA Insured) (d)

SOUTH CAROLINA - 0.7%

Piedmont Muni. Pwr. Agcy.         Aaa        1,715,000                       1,793,684
Elec. Rev. Rfdg. Series A,
6.25% 1/1/05 (FGIC Insured)

South Carolina Jobs Econ.         Baa1       1,000,000                       988,520
Dev. Auth. Hosp. Facilities
Rev. (Palmetto Health
Alliance Proj.) Series A,
7.375% 12/15/21

                                                                             2,782,204

TENNESSEE - 0.2%

Metro. Govt. Nashville &          Aaa        1,000,000                       727,240
Davidson County Elec. Rev.
(Cap. Appreciation) Series
A, 0% 5/15/06 (MBIA Insured)

TEXAS - 7.0%

Conroe Independent School         Aaa        750,000                         465,548
District Rfdg.  (Cap.
Appreciation) Series B, 0%
2/15/09

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

TEXAS - CONTINUED

Dallas Fort Worth Int'l.          Baa1      $ 6,000,000                     $ 6,116,820
Arpt. Facility Impt. Corp.
Rev. (American Airlines,
Inc. Proj.) 7.5% 11/1/25 (d)

El Paso Gen. Oblig. 5.75%         Aaa        4,500,000                       4,323,600
8/15/25  (FSA Insured)

Midlothian Independent School     Aaa        1,845,000                       1,515,963
District Rfdg. (Cap.
Appreciation) 0% 2/15/04

San Antonio Elec. & Gas Rev.      Aa1        75,000                          77,135
Rfdg.  5.5% 2/1/20
(Pre-Refunded to  2/1/07 @
101) (e)

San Antonio Gen. Oblig.           Aa2        1,390,000                       1,349,885
Series 2000, 5% 2/1/11

Texas Gen. Oblig. (Texas Pub.     Aa1        5,000,000                       4,737,400
Fin. Auth. Proj.) Series A,
5% 10/1/14

Texas Muni. Pwr. Agcy. Rev.       Aaa        3,930,000                       2,106,598
Rfdg. (Cap.  Appreciation)
0% 9/1/11 (AMBAC Insured)

Travis County Health              Aaa        4,000,000                       4,116,200
Facilities Dev. Corp. Rev.
(Ascension Health Cr. Prog.)
Series A, 6.25% 11/15/19
(MBIA Insured)

Yselta Independent School         Aaa        4,065,000                       2,455,829
District Rfdg.  (Cap.
Appreciation) 0% 8/15/09

                                                                             27,264,978

UTAH - 2.8%

Intermountain Pwr. Agcy. Pwr.
Supply Rev. Rfdg.:

Series A, 6.5% 7/1/09 (AMBAC      Aaa        1,000,000                       1,080,340
Insured)

Series B:

5.75% 7/1/16 (MBIA Insured)       Aaa        2,500,000                       2,501,950

6% 7/1/16 (MBIA Insured)          Aaa        7,000,000                       7,126,140

South Salt Lake City Ind.         -          250,000                         261,178
Rev. (Price Savers Wholesale
Club Proj.) 9% 11/15/13

                                                                             10,969,608

VERMONT - 0.2%

Vermont Edl. & Health Bldg.       Aa3        1,125,000                       945,349
Fin. Agcy. Rev. (Middlebury
College Proj.) 5% 11/1/38

VIRGINIA - 1.5%

Loudoun County Ind. Dev.          -          880,000                         971,194
Auth. Residential Care
Facilities Rev. (Falcons
Landing Proj.) Series A,
9.25% 11/1/04 (Escrowed to
Maturity) (e)

Virginia Commonwealth Trans.      Aa1        1,965,000                       1,936,547
Board Trans. Rev. (U.S.
Route 58 Corridor Dev.
Prog.) Series B, 5.75%
5/15/21

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

VIRGINIA - CONTINUED

Virginia State Resources
Auth. Clean Wtr. Rev.:

(State Revolving Fund Proj.)      Aaa       $ 1,750,000                     $ 1,757,245
5.75% 10/1/19

5.625% 10/1/22                    Aaa        1,250,000                       1,225,738

                                                                             5,890,724

WASHINGTON - 4.2%

Port Seattle Passenger            Aaa        3,000,000                       2,818,590
Facilities Charge  Rev.
Series B, 5.25% 12/1/14
(AMBAC Insured) (d)

Washington Pub. Pwr. Supply       Aa1        14,000,000                      13,665,535
Sys. Nuclear Proj. #2 Rev.
5.4% 7/1/12

                                                                             16,484,125

TOTAL MUNICIPAL BONDS                                                        391,891,004
(Cost $395,304,636)


CASH EQUIVALENTS - 0.5%

                                             SHARES

Municipal Central Cash Fund,                 2,039,408                       2,039,408
4.80% (b)(c) (Cost
$2,039,408)

TOTAL INVESTMENT PORTFOLIO -                                                 393,930,412
100.5%
(Cost $397,344,044)

NET OTHER ASSETS - (0.5)%                                                    (1,831,538)

NET ASSETS - 100%                                                          $ 392,098,874


LEGEND

(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Security collateralized by an amount sufficient to pay interest and principal.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        70.9%      AAA, AA, A    71.3%

Baa               15.9%      BBB           17.5%

Ba                2.5%       BB            0.0%

B                 0.0%       B             0.0%

Caa               0.0%       CCC           0.0%

Ca, C             0.0%       CC, C         0.0%

                             D             0.0%

The percentage not rated by Moody's or S&P amounted to 4.7%.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

Electric Utilities             17.2%

Health Care                    16.2

General Obligations            15.5

Transportation                 14.7

Water & Sewer                  10.5

Education                       6.4

Industrial Development          6.2

Others* (individually less     13.3
than 5%)

                              100.0%

* Includes short-term investments
  and net other assets

INCOME TAX INFORMATION

At April 30, 2000, the aggregate cost of investment securities for income tax purposes was $397,344,044. Net unrealized depreciation aggregated $3,413,632, of which $5,628,243 related to appreciated investment securities and $9,041,875 related to depreciated investment securities.

At October 31, 1999, the fund had a capital loss carryforward of approximately $13,685,000 of which $7,417,000 and $6,268,000 will expire on October 31, 2003 and 2004, respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                APRIL 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 393,930,412
value (cost $397,344,044) -
See accompanying schedule

Receivable for fund shares                    220,625
sold

Interest receivable                           7,386,014

Other receivables                             22,338

 TOTAL ASSETS                                 401,559,389

LIABILITIES

Payable for investments         $ 7,397,406
purchased

Payable for fund shares          1,157,255
redeemed

Distributions payable            589,714

Accrued management fee           124,330

Distribution fees payable        122,641

Other payables and accrued       69,169
expenses

 TOTAL LIABILITIES                            9,460,515

NET ASSETS                                   $ 392,098,874

Net Assets consist of:

Paid in capital                              $ 411,100,814

Distributions in excess of                    (17,864)
net interest income

Accumulated undistributed net                 (15,570,444)
realized  gain (loss) on
investments

Net unrealized appreciation                   (3,413,632)
(depreciation) on investments

NET ASSETS                                   $ 392,098,874

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
               APRIL 30, 2000 (UNAUDITED)

CALCULATION OF MAXIMUM             $11.70
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per   share
($11,718,967 (divided by)
1,001,707 shares)

Maximum offering price per         $12.28
share (100/95.25 of $11.70)

CLASS T: NET ASSET VALUE and       $11.71
redemption price per   share
($304,077,912 (divided by)
25,967,871 shares)

Maximum offering price per         $12.13
share (100/96.50 of $11.71)

CLASS B: NET ASSET VALUE and       $11.68
offering price per   share
($60,473,267 (divided by)
5,178,389 shares) A

CLASS C: NET ASSET VALUE and       $11.71
offering price per   share
($13,315,683 (divided by)
1,137,125 shares) A

INSTITUTIONAL CLASS: NET           $11.66
ASSET VALUE, offering price
and redemption price   per
share ($2,513,045 (divided
by) 215,604 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                             SIX MONTHS ENDED APRIL 30,
                                       2000 (UNAUDITED)

INTEREST INCOME                            $ 11,578,397

EXPENSES

Management fee                 $ 760,104

Transfer agent fees             214,763

Distribution fees               746,787

Accounting fees and expenses    62,034

Non-interested trustees'        586
compensation

Custodian fees and expenses     5,345

Registration fees               37,388

Audit                           20,263

Legal                           9,768

Miscellaneous                   965

 Total expenses before          1,858,003
reductions

 Expense reductions             (1,557)     1,856,446

NET INTEREST INCOME                         9,721,951

REALIZED AND UNREALIZED GAIN                (1,272,319)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                    1,593,622
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                             321,303

NET INCREASE (DECREASE) IN                 $ 10,043,254
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1999
                                 2000 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 9,721,951                 $ 19,650,204

 Net realized gain (loss)         (1,272,319)                 2,481,428

 Change in net unrealized         1,593,622                   (33,690,142)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       10,043,254                  (11,558,510)
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (9,844,490)                 (19,650,204)
from net interest income

Share transactions - net          (28,714,379)                (1,025,834)
increase (decrease)

  TOTAL INCREASE (DECREASE)       (28,515,615)                (32,234,548)
IN NET ASSETS

NET ASSETS

 Beginning of period              420,614,489                 452,849,037

 End of period (including        $ 392,098,874               $ 420,614,489
distributions in excess of
net interest income of
$17,864 and $0, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                               SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                               (UNAUDITED)                      1999                     1998      1997       1996 F

SELECTED PER-SHARE DATA

Net asset value,  beginning    $ 11.690                         $ 12.540                 $ 12.150  $ 11.740   $ 11.630
of period

Income from Investment
Operations

Net interest income             .293 D                           .567                     .571      .583 D     .105 D, E

Net realized and  unrealized    .014                             (.850)                   .390      .445       .109
gain (loss)

Total from investment           .307                             (.283)                   .961      1.028      .214
operations

Less Distributions

From net interest income        (.297)                           (.567)                   (.571)    (.616) E   (.104)

In excess of net  interest      -                                -                        -         (.002)     -
income

Total distributions             (.297)                           (.567)                   (.571)    (.618)     (.104)

Net asset value,  end of       $ 11.700                         $ 11.690                 $ 12.540  $ 12.150   $ 11.740
period

TOTAL RETURN B, C               2.66%                            (2.36)%                  8.07%     9.02%      1.84%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 11,719                         $ 10,722                 $ 6,721   $ 3,755    $ 202
(000 omitted)

Ratio of expenses to average    .71% A                           .72%                     .90% G    .90% G     .90% A, G
net assets

Ratio of net interest income    5.05% A                          4.62%                    4.57%     4.87%      5.73% A
to average net assets

Portfolio turnover rate         50% A                            23%                      36%       36%        49%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999                    1998       1997       1996

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.700                         $ 12.560                $ 12.150   $ 11.760   $ 11.880
period

Income from Investment
Operations

Net interest income               .288 C                           .555                    .571       .597 C     .677 C, D

Net realized  and unrealized      .013                             (.860)                  .410       .407       (.136)
gain (loss)

Total from investment             .301                             (.305)                  .981       1.004      .541
operations

Less Distributions

From net interest  income         (.291)                           (.555)                  (.571)     (.612) D   (.661)

In excess of net  interest        -                                -                       -          (.002)     -
income

Total distributions               (.291)                           (.555)                  (.571)     (.614)     (.661)

Net asset value, end of period   $ 11.710                         $ 11.700                $ 12.560   $ 12.150   $ 11.760

TOTAL RETURN B                    2.61%                            (2.53)%                 8.15%      8.89%      4.68%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 304,078                        $ 329,926               $ 380,325  $ 392,075  $ 480,432
(000 omitted)

Ratio of expenses to average      .80% A                           .81%                    .87%       .89%       .89%
net assets

Ratio of net interest income      4.96% A                          4.51%                   4.62%      5.04%      5.74%
to average net assets

Portfolio turnover rate           50% A                            23%                     36%        36%        49%



FINANCIAL HIGHLIGHTS - CLASS T

                                 YEARS ENDED OCTOBER 31,

                                 1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.220
period

Income from Investment
Operations

Net interest income               .700

Net realized  and unrealized      .660
gain (loss)

Total from investment             1.360
operations

Less Distributions

From net interest  income         (.700)

In excess of net  interest        -
income

Total distributions               (.700)

Net asset value, end of period   $ 11.880

TOTAL RETURN B                    12.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 565,131
(000 omitted)

Ratio of expenses to average      .91%
net assets

Ratio of net interest income      6.06%
to average net assets

Portfolio turnover rate           37%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999                     1998      1997       1996

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.670                         $ 12.530                 $ 12.130  $ 11.740   $ 11.860
period

Income from Investment
Operations

Net interest income               .250 D                           .476                     .491      .515 D     .596 D, E

Net realized  and unrealized      .014                             (.860)                   .400      .416       (.136)
gain (loss)

Total from investment             .264                             (.384)                   .891      .931       .460
operations

Less Distributions

From net interest  income         (.254)                           (.476)                   (.491)    (.539) E   (.580)

In excess of net  interest        -                                -                        -         (.002)     -
income

Total distributions               (.254)                           (.476)                   (.491)    (.541)     (.580)

Net asset value, end of period   $ 11.680                         $ 11.670                 $ 12.530  $ 12.130   $ 11.740

TOTAL RETURN B, C                 2.29%                            (3.16)%                  7.47%     8.15%      3.98%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 60,473                         $ 63,464                 $ 55,032  $ 41,024   $ 39,389
(000 omitted)

Ratio of expenses to average      1.46% A                          1.46%                    1.53%     1.56%      1.57%
net assets

Ratio of net interest income      4.31% A                          3.88%                    3.96%     4.35%      5.06%
to average net assets

Portfolio turnover rate           50% A                            23%                      36%       36%        49%



FINANCIAL HIGHLIGHTS - CLASS B

                                 YEARS ENDED OCTOBER 31,

                                 1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.210
period

Income from Investment
Operations

Net interest income               .612

Net realized  and unrealized      .650
gain (loss)

Total from investment             1.262
operations

Less Distributions

From net interest  income         (.612)

In excess of net  interest        -
income

Total distributions               (.612)

Net asset value, end of period   $ 11.860

TOTAL RETURN B, C                 11.57%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 32,395
(000 omitted)

Ratio of expenses to average      1.86% F
net assets

Ratio of net interest income      5.18%
to average net assets

Portfolio turnover rate           37%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999                     1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.700                         $ 12.560                 $ 12.130
period

Income from Investment
Operations

Net interest income               .244 D                           .465                     .455

Net realized and unrealized       .014                             (.860)                   .430
gain (loss)

Total from investment             .258                             (.395)                   .885
operations

Less Distributions

From net interest income          (.248)                           (.465)                   (.455)

Net asset value, end of period   $ 11.710                         $ 11.700                 $ 12.560

TOTAL RETURN B, C                 2.23%                            (3.24)%                  7.41%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 13,316                         $ 13,071                 $ 7,031
(000 omitted)

Ratio of expenses to average      1.56% A                          1.56%                    1.75% A, F
net assets

Ratio of net interest income      4.20% A                          3.79%                    3.60% A
to average net assets

Portfolio turnover rate           50% A                            23%                      36%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                               SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                               (UNAUDITED)                      1999                     1998      1997       1996

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 11.650                         $ 12.510                 $ 12.120  $ 11.720   $ 11.880
period

Income from Investment
Operations

Net interest income             .300 D                           .584                     .592      .609D      .707D, E

Net realized  and unrealized    .014                             (.860)                   .390      .464       (.197)
gain (loss)

Total from investment           .314                             (.276)                   .982      1.073      .510
operations

Less Distributions

From net interest income        (.304)                           (.584)                   (.592)    (.671) E   (.670)

In excess of net  interest      -                                -                        -         (.002)     -
income

Total distributions             (.304)                           (.584)                   (.592)    (.673)     (.670)

Net asset value,  end of       $ 11.660                         $ 11.650                 $ 12.510  $ 12.120   $ 11.720
period

TOTAL RETURN B, C               2.74%                            (2.31)%                  8.28%     9.44%      4.41%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period     $ 2,513                          $ 3,431                  $ 3,741   $ 1,511    $ 927
(000 omitted)

Ratio of expenses to average    .60% A                           .60%                     .75% G    .75% G     .75% G
net assets

Ratio of net interest income    5.16% A                          4.75%                    4.75%     5.11%      5.88%
to average net assets

Portfolio turnover rate         50% A                            23%                      36%       36%        49%



FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                               YEARS ENDED OCTOBER 31,

                               1995F

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 11.700
period

Income from Investment
Operations

Net interest income             .232

Net realized  and unrealized    .180
gain (loss)

Total from investment           .412
operations

Less Distributions

From net interest income        (.232)

In excess of net  interest      -
income

Total distributions             (.232)

Net asset value,  end of       $ 11.880
period

TOTAL RETURN B, C               3.55%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period     $ 154
(000 omitted)

Ratio of expenses to average    .75% A, G
net assets

Ratio of net interest income    5.89% A
to average net assets

Portfolio turnover rate         37%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
F FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Municipal Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards and losses deferred due to futures transactions. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Distributions in excess of net interest income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $99,851,701 and $118,898,955, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .38% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement with FIMM, a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 8,087      $ 27

CLASS T    394,276      5,516

CLASS B    277,693      201,147

CLASS C    66,731       34,252

          $ 746,787    $ 240,942

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 26,689     $ 8,925

CLASS T    64,420       23,973

CLASS B    135,170      135,170*

CLASS C    6,620        6,620*

          $ 232,899    $ 174,688

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT AND ACCOUNTING FEES. Effective June 14, 1999, Citibank, N.A. (Citibank) replaced UMB Bank, n.a. as the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC, an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 5,946    .11*

CLASS T                 167,366   .11*

CLASS B                 32,170    .10*

CLASS C                 7,093     .11*

INSTITUTIONAL CLASS     2,188     .15*

                       $ 214,763

* ANNUALIZED

5. EXPENSE REDUCTIONS.

Through an arrangement with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the expenses. During the period, Class T's transfer agent expense was reduced by $1,557 under this arrangement.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                          SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,

                          2000                        1999

FROM NET INTEREST INCOME

Class A                   $ 270,930                   $ 439,029

Class T                    7,871,524                   16,229,661

Class B                    1,343,878                   2,381,487

Class C                    283,262                     421,752

Institutional Class        74,896                      178,275

Total                     $ 9,844,490                 $ 19,650,204

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                              DOLLARS

                                SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,  SIX MONTHS ENDED APRIL 30,

                                2000                        1999                    2000



CLASS A Shares sold              307,593                     565,331                $ 3,598,218

Reinvestment of distributions    16,262                      25,296                  189,634

Shares redeemed                  (239,608)                   (208,996)               (2,801,218)

Net increase (decrease)          84,247                      381,631                $ 986,634

CLASS T Shares sold              2,096,159                   3,793,311              $ 24,482,568

Reinvestment of distributions    418,188                     835,205                 4,881,883

Shares redeemed                  (4,744,054)                 (6,722,556)             (55,396,490)

Net increase (decrease)          (2,229,707)                 (2,094,040)            $ (26,032,039)

CLASS B Shares sold              796,012                     2,125,759              $ 9,280,421

Reinvestment of distributions    67,765                      115,598                 788,964

Shares redeemed                  (1,123,629)                 (1,196,611)             (13,073,772)

Net increase (decrease)          (259,852)                   1,044,746              $ (3,004,387)

CLASS C Shares sold              340,998                     871,985                $ 3,982,553

Reinvestment of distributions    15,480                      22,987                  180,717

Shares redeemed                  (336,409)                   (337,753)               (3,917,477)

Net increase (decrease)          20,069                      557,219                $ 245,793

INSTITUTIONAL CLASS Shares       71,089                      103,836                $ 827,838
sold

Reinvestment of distributions    2,861                       7,731                   33,261

Shares redeemed                  (152,883)                   (116,192)               (1,771,479)

Net increase (decrease)          (78,933)                    (4,625)                $ (910,380)



                                DOLLARS

                                YEAR ENDED OCTOBER 31,

                                1999



CLASS A Shares sold             $ 6,989,179

Reinvestment of distributions    307,568

Shares redeemed                  (2,558,328)

Net increase (decrease)         $ 4,738,419

CLASS T Shares sold             $ 46,774,471

Reinvestment of distributions    10,221,698

Shares redeemed                  (82,551,608)

Net increase (decrease)         $ (25,555,439)

CLASS B Shares sold             $ 26,076,418

Reinvestment of distributions    1,407,504

Shares redeemed                  (14,568,680)

Net increase (decrease)         $ 12,915,242

CLASS C Shares sold             $ 10,752,375

Reinvestment of distributions    280,065

Shares redeemed                  (4,112,814)

Net increase (decrease)         $ 6,919,626

INSTITUTIONAL CLASS Shares      $ 1,286,178
sold

Reinvestment of distributions    93,765

Shares redeemed                  (1,423,625)

Net increase (decrease)         $ (43,682)


8. MERGER INFORMATION.

On May 25, 2000, Class A, Class T, Class B, Class C, and Institutional Class of the fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Intermediate Municipal Income Fund Class A, Class T, Class B, Class C, and Institutional Class, respectively. Each acquisition was approved by the shareholders of each class of Fidelity Advisor Intermediate Municipal Income Fund on April 19, 2000. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Class A's acquisition of Fidelity Advisor Intermediate Municipal Income Fund Class A was accomplished by an exchange of 314,140 shares of Class A for the 360,900 shares then outstanding of Fidelity Advisor Intermediate Municipal Income Fund Class A (each valued at $10.01). Class T's acquisition of Fidelity Advisor Intermediate Municipal Income Fund Class T was accomplished by an exchange of 3,316,008 shares of Class T for the 3,816,726 shares then outstanding of Fidelity Advisor Intermediate Municipal Income Fund Class T (each valued at $10.00). Class B's acquisition of Fidelity Advisor Intermediate Municipal Income Fund Class B was accomplished by an exchange of 776,254 shares of Class B for the 892,031 shares then outstanding of Fidelity Advisor Intermediate Municipal Income Fund Class B (each valued at $9.99). Class C's acquisition of Fidelity Advisor Intermediate Municipal Income Fund Class C was accomplished by an exchange of 114,599 shares of Class C for the 131,903 shares then outstanding of Fidelity Advisor Intermediate Municipal Income Fund Class C (each valued at $10.00). Institutional Class's acquisition of Fidelity Advisor Intermediate Municipal Income Fund Institutional Class was accomplished by an exchange of 420,609 shares of Institutional Class for the 482,017 shares then outstanding of Fidelity Advisor Intermediate Municipal Income Fund Institutional Class (each valued at $10.00).

Fidelity Advisor Intermediate Municipal Income Fund's net assets, including $1,412,949 of unrealized depreciation, were combined with the fund for total net assets after the acquisition of $438,952,773.




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments Money
 Management, Inc.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Dwight D. Churchill, Vice President
Boyce I. Greer, Vice President
Christine J. Thompson, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Michael Cook
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Citibank, N.A.
New York, NY
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
Citibank, N.A.
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant(registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

HIMI-SANN-0600  103944
1.703468.102

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)

FIDELITY(REGISTERED TRADEMARK) ADVISOR
MUNICIPAL INCOME FUND -
INSTITUTIONAL CLASS

SEMIANNUAL REPORT
APRIL 30, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             7   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    10  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           11  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  24  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 33  Notes to the financial
                          statements.



Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

New indicators of accelerating inflation led to a sharp downturn in equity markets, as the Dow Jones Industrial Average, NASDAQ and S&P 500(Registered trademark) each suffered its worst single-session point decline in history on April 14. Volatility ruled the remainder of the month, with equity markets experiencing both strong rallies and broad sell-offs. Inflation-sensitive Treasuries experienced similar volatility, as prices for the bellwether 10-year note edged lower throughout the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR MUNICIPAL INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MUNICIPAL INCOME  2.74%          -0.83%       31.73%        101.69%
- INST CL

LB 3 Plus Year Municipal Bond  2.81%          -1.35%       33.66%        n/a

General Municipal Debt Funds   2.05%          -3.31%       26.41%        88.96%
Average


CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Lehman Brothers 3 Plus Year Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of three years or more. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 278 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV MUNICIPAL INCOME  -0.83%       5.67%         7.27%
- INST CL

LB 3 Plus Year Municipal Bond  -1.35%       5.97%         n/a

General Municipal Debt Funds   -3.31%       4.79%         6.56%
Average

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Municipal Income -CL I   LB Municipal Bond
             00679                       LB015
  1990/04/30      10000.00                    10000.00
  1990/05/31      10204.93                    10218.30
  1990/06/30      10325.17                    10308.12
  1990/07/31      10484.42                    10459.65
  1990/08/31      10413.67                    10307.77
  1990/09/30      10487.72                    10313.65
  1990/10/31      10631.71                    10500.74
  1990/11/30      10895.51                    10711.91
  1990/12/31      10965.02                    10758.51
  1991/01/31      11092.63                    10902.88
  1991/02/28      11177.92                    10997.74
  1991/03/31      11243.64                    11001.70
  1991/04/30      11426.72                    11148.02
  1991/05/31      11567.96                    11247.13
  1991/06/30      11594.89                    11235.99
  1991/07/31      11744.81                    11372.85
  1991/08/31      11850.88                    11522.63
  1991/09/30      11989.88                    11672.65
  1991/10/31      12122.74                    11777.71
  1991/11/30      12168.34                    11810.57
  1991/12/31      12300.68                    12064.02
  1992/01/31      12437.04                    12091.53
  1992/02/29      12504.61                    12095.40
  1992/03/31      12567.34                    12099.87
  1992/04/30      12680.76                    12207.56
  1992/05/31      12794.52                    12351.24
  1992/06/30      12969.96                    12558.50
  1992/07/31      13421.58                    12935.00
  1992/08/31      13317.65                    12808.88
  1992/09/30      13400.76                    12892.65
  1992/10/31      13239.04                    12765.92
  1992/11/30      13504.37                    12994.56
  1992/12/31      13667.19                    13127.23
  1993/01/31      13898.37                    13279.90
  1993/02/28      14389.13                    13760.24
  1993/03/31      14239.05                    13614.79
  1993/04/30      14390.05                    13752.16
  1993/05/31      14509.21                    13829.45
  1993/06/30      14741.84                    14060.26
  1993/07/31      14752.79                    14078.68
  1993/08/31      15132.75                    14371.80
  1993/09/30      15342.31                    14535.50
  1993/10/31      15350.54                    14563.55
  1993/11/30      15200.52                    14435.24
  1993/12/31      15551.52                    14739.97
  1994/01/31      15732.61                    14908.30
  1994/02/28      15316.79                    14522.18
  1994/03/31      14500.36                    13930.83
  1994/04/30      14596.57                    14048.97
  1994/05/31      14682.89                    14170.77
  1994/06/30      14628.84                    14084.19
  1994/07/31      14892.72                    14342.35
  1994/08/31      14916.11                    14391.98
  1994/09/30      14682.45                    14180.70
  1994/10/31      14425.07                    13928.85
  1994/11/30      13961.30                    13677.02
  1994/12/31      14299.68                    13978.05
  1995/01/31      14782.76                    14377.54
  1995/02/28      15181.06                    14795.64
  1995/03/31      15260.88                    14965.64
  1995/04/30      15311.04                    14983.30
  1995/05/31      15801.01                    15461.42
  1995/06/30      15677.06                    15326.91
  1995/07/31      15730.99                    15472.21
  1995/08/31      15893.45                    15668.39
  1995/09/30      16051.95                    15767.57
  1995/10/31      16241.33                    15996.84
  1995/11/30      16563.39                    16262.22
  1995/12/31      16710.37                    16418.50
  1996/01/31      16802.67                    16542.46
  1996/02/29      16764.84                    16430.80
  1996/03/31      16424.87                    16220.82
  1996/04/30      16358.43                    16174.91
  1996/05/31      16298.88                    16168.44
  1996/06/30      16490.65                    16344.51
  1996/07/31      16600.10                    16493.25
  1996/08/31      16637.94                    16489.29
  1996/09/30      16788.51                    16720.14
  1996/10/31      16957.34                    16909.25
  1996/11/30      17286.59                    17218.69
  1996/12/31      17227.30                    17146.37
  1997/01/31      17282.85                    17178.77
  1997/02/28      17460.42                    17336.47
  1997/03/31      17276.69                    17105.38
  1997/04/30      17415.77                    17248.55
  1997/05/31      17632.39                    17507.97
  1997/06/30      17861.63                    17694.43
  1997/07/31      18378.56                    18184.57
  1997/08/31      18216.53                    18014.18
  1997/09/30      18447.12                    18228.00
  1997/10/31      18558.86                    18345.21
  1997/11/30      18682.40                    18453.08
  1997/12/31      18988.72                    18722.31
  1998/01/31      19176.45                    18915.52
  1998/02/28      19200.50                    18921.20
  1998/03/31      19233.14                    18937.85
  1998/04/30      19136.40                    18852.44
  1998/05/31      19432.45                    19150.87
  1998/06/30      19506.09                    19226.33
  1998/07/31      19551.00                    19274.59
  1998/08/31      19849.40                    19572.38
  1998/09/30      20099.13                    19816.25
  1998/10/31      20096.24                    19815.86
  1998/11/30      20156.89                    19885.41
  1998/12/31      20187.26                    19935.52
  1999/01/31      20412.60                    20172.55
  1999/02/28      20290.03                    20084.40
  1999/03/31      20291.02                    20112.32
  1999/04/30      20337.47                    20162.40
  1999/05/31      20206.11                    20045.66
  1999/06/30      19889.27                    19757.00
  1999/07/31      19954.66                    19828.91
  1999/08/31      19803.52                    19670.28
  1999/09/30      19832.86                    19678.35
  1999/10/31      19631.25                    19465.03
  1999/11/30      19830.50                    19672.14
  1999/12/31      19662.84                    19525.58
  2000/01/31      19547.53                    19440.65
  2000/02/29      19802.04                    19666.16
  2000/03/31      20270.47                    20096.06
  2000/04/28      20168.64                    19977.29
IMATRL PRASUN   SHR__CHT 20000430 20000519 143843 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income Fund - Institutional Class on April 30, 1990. As the chart shows, by April 30, 2000, the value of the investment would have grown to $20,169 - a 101.69% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment grade bonds with maturities of one year or more - did over the same period. With dividends reinvested, the same $10,000 would have grown to $19,977 - a 99.77% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,                        JULY 3, 1995  (COMMENCEMENT
                                                                                             OF SALE OF INSTITUTIONAL
                                                                                             CLASS SHARES) TO  OCTOBER 31,

                  2000                        1999                     1998   1997   1996    1995

Dividend returns  2.65%                       4.56%                    5.06%  6.01%  5.76%   2.01%

Capital returns   0.09%                       -6.87%                   3.22%  3.43%  -1.35%  1.54%

Total returns     2.74%                       -2.31%                   8.28%  9.44%  4.41%   3.55%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 2000   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            5.09(cents)   30.45(cents)   59.87(cents)

Annualized dividend rate       5.27%         5.25%          5.07%

30-day annualized yield        5.27%         -              -

30-day annualized              8.23%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $11.76 over the past one month, $11.63 over the past six months, and $11.80 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Given the investment environment
for municipal bonds during the
six-month period ending April 30,
2000, it seemed almost unrealistic
to expect strong performance
from the sector. After all, there were
three interest-rate hikes by the
Federal Reserve Board in that time
frame. That's typically bad news for
munis, which are generally longer
in duration and, therefore, more
interest-rate sensitive than other
fixed-income sectors. Municipal
bonds also had to compete with
record-setting equity performance
and a strong rally in Treasuries
during the past six months. Yet
remarkably, the municipal bond
sector outperformed nearly every
segment of the fixed-income
market for the overall period. In fact,
through the first four months of 2000,
the Lehman Brothers Municipal Index
also outperformed most major U.S.
equity indexes, including the S&P
500(Registered trademark), the NASDAQ, and the Dow
Jones Industrial Average. For the
six months ending April 30, the
Lehman Brothers Municipal Bond
Index - an index of over 35,000
investment-grade, fixed-rate,
tax-exempt bonds - gained 2.63%.
That outpaced the overall
taxable-bond market return of
1.42%, as measured by the Lehman
Brothers Aggregate Bond Index.
Much of the municipal segment's
gains occurred in February and
March when muni yields rose above
6%, a fairly rare phenomenon. The
attractive yields that munis offered
prompted a powerful rush of retail
buying, which sparked a strong rally
in the sector.

(photograph of Christine Thompson)

An interview with Christine Thompson, Portfolio Manager of Fidelity Advisor Municipal Income Fund

Q. HOW DID THE FUND PERFORM, CHRISTINE?

A. For the six-month period that ended April 30, 2000, the fund's Institutional Class shares had a total return of 2.74%. To get a sense of how the fund did relative to its competitors, the general municipal debt funds average returned 2.05% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers 3 Plus Year Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 2.81% for the same six-month period. For the 12-month period that ended April 30, 2000, the fund's Institutional Class shares had a total return of -0.83%. Those returns compared to the -3.31% return of the general municipal debt funds average and the -1.35% return for the Lehman Brothers index for the same 12-month period.

Q. WHAT STRATEGIES AIDED THE FUND'S PERFORMANCE?

A. There were a couple of strategic factors that helped. First, the fund was helped by its focus on premium coupon bonds, which pay interest rates above face - or par - value. One appealing aspect of premiums was that they were somewhat insulated from unfavorable tax treatment that negatively affected the prices of lower coupon bonds, or "discounts," as rates rose. More recently, however, I added some discount bonds to lock in their relatively cheap valuations. The fund's performance also was helped by duration management. I managed the fund's duration - a measure of its interest-rate sensitivity - to be in line with the municipal market as a whole, as reflected by the Lehman Brothers 3 Plus Year Municipal Bond Index. That means I don't lengthen or shorten duration based on where I think interest rates will be at some point down the road.

Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?

A. Yes, there were. Health care bonds continued their disappointing run through most of the past six months, coming under pressure from a variety of challenges including cutbacks in Medicare payments and ensuing questions about many hospitals' future profitability. With the help of Fidelity's research staff, I continue to carefully monitor the impact these developments could have on hospitals over the long term. My approach is to be very selective, emphasizing hospitals with a proven track record that I believe can do well in today's evolving, more competitive environment. More recently, we've seen a bit of improvement among some hospitals that have begun to adjust to today's more expense-conscious environment.

Q. WHICH SECTORS OF THE MUNICIPAL MARKET WERE ATTRACTIVE?

A. The fund had an overweighted position - relative to its benchmark and the municipal bond market as a whole - in education bonds, including those backed by colleges and universities around the country. They allowed me to diversify the fund away from economically sensitive issues such as general obligation bonds, which depend on sales, property, income and other tax revenue collections. Furthermore, projections call for an increasing number of students to seek advanced degrees over the next several years. The fund also had a relatively large weighting in electric utility bonds, particularly those that I expect to benefit from restructuring activity. To make rate structures more competitive, large electric issuers are restructuring and retiring outstanding debt, which can be a positive event for bondholders.

Q. WHAT FACTORS WILL SHAPE THE OUTLOOK FOR MUNICIPAL BONDS OVER THE NEXT SIX MONTHS OR SO?

A. The primary factor, as always, will be the direction of interest rates. Supply and demand also will play a role. The supply of municipals has continued to decline in response to rising interest rates. Many issuers now find it too expensive to issue new or refinance old debt. With municipal bond yields rising above 6% in February and March, we saw renewed buying from individual investors. That demand abated somewhat when yields fell back below 6% in April. To the extent that supply remains low and demand firms, municipals could benefit.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks to provide a high
current yield exempt from
federal income tax

START DATE: September 16,
1987

SIZE: as of April 30, 2000,
more than $392 million

MANAGER: Christine Thompson,
since 1998; joined Fidelity
in 1985

CHRISTINE THOMPSON ON THE
FUND'S CREDIT QUALITY:

"As of April 30, 2000, more than 73%
of the fund's investments were in
bonds rated A or higher. The
fund's focus on these higher-quality
bonds reflected the fact that
Fidelity's research indicated that
only selected lower-quality bonds
- those rated Baa - offered
enough incentive by way of
additional yield. That said, there
are some exceptions. For example,
the fund owns some securities
issued by selected hospitals
around the country that I believe
can do well in today's more
competitive operating
environment. To further the fund's
diversification away from
economically sensitive municipal
bonds, I bought some education
bonds - many of which are backed
by colleges and universities.
Finally, I occasionally invest in
Baa-rated bonds issued by Puerto
Rico and Guam. As territories of
the United States, Puerto Rico and
Guam can issue bonds that are
free from taxes in all 50 states.
When the supply of U.S.
municipals is limited or their
prices look expensive, I
occasionally invest in Puerto Rico
and Guam bonds. At the end of the
period, less than 1% of the fund's
net assets were invested in bonds
issued by Puerto Rico and none in
Guam."


INVESTMENT CHANGES




TOP FIVE STATES AS OF APRIL
30, 2000

                              % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                      MONTHS AGO

New York                       17.4                    18.0

Texas                          7.0                     8.4

North Carolina                 6.0                     4.4

Colorado                       5.7                     5.3

Massachusetts                  5.7                     6.5

TOP FIVE SECTORS AS OF APRIL
30, 2000

                              % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                      MONTHS AGO

Electric Utilities             17.2                    15.9

Health Care                    16.2                    13.4

General Obligations            15.5                    19.3

Transportation                 14.7                    14.4

Water & Sewer                  10.5                    5.7

AVERAGE YEARS TO MATURITY AS
OF APRIL 30, 2000

                                                       6 MONTHS AGO

Years                          16.7                    12.9

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF APRIL 30, 2000

                                      6 MONTHS AGO

Years                           7.3   6.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION
(MOODY'S RATINGS)

AS OF APRIL 30, 2000

Aaa 51.5%
Aa, A 21.8%
Baa 19.0%
Ba and Below 2.5%
Not Rated 4.7%
Short-term
Investments 0.5%

Row: 1, Col: 1, Value: 51.5
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 21.8
Row: 1, Col: 4, Value: 19.0
Row: 1, Col: 5, Value: 2.5
Row: 1, Col: 6, Value: 4.7
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 0.5

AS OF OCTOBER 31, 1999

Aaa 46.7%
Aa, A 24.3%
Baa 22.4%
Ba and Below 0.0%
Not Rated 4.7%
Short-term
Investments 1.9%

Row: 1, Col: 1, Value: 46.7
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 24.3
Row: 1, Col: 4, Value: 22.4
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 4.7
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 1.9

WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P (registered trademark) RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.


INVESTMENTS APRIL 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets



MUNICIPAL BONDS - 100.0%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

ALABAMA - 1.1%

Shelby County Gen. Oblig.         -         $ 4,000,000                     $ 4,222,920
Series A, 7.7% 8/1/17

ALASKA - 2.1%

Alaska Hsg. Fin. Corp. Rfdg.      Aa2        5,490,000                       5,286,596
Series A, 5.4% 12/1/13

Alaska Student Ln. Corp.
Student Ln. Rev. Series A:

5.25% 7/1/07 (AMBAC Insured)      Aaa        1,500,000                       1,486,545
(d)

5.45% 7/1/09 (AMBAC Insured)      Aaa        1,500,000                       1,495,860
(d)

                                                                             8,269,001

ARIZONA - 1.4%

Arizona Student Ln. Aquistion     Aaa        1,300,000                       1,286,272
Auth. Student Ln. Rev. Rfdg.
Series A1, 5.875% 5/1/18 (d)

Maricopa County Ind. Dev.         Baa1       4,495,000                       4,178,687
Auth. Health Facilities Rev.
Rfdg. (Catholic Health Care
West Proj.) Series A, 4.1%
7/1/03

                                                                             5,464,959

CALIFORNIA - 3.5%

California Dept. of Wtr.          Aa2        2,190,000                       2,231,457
Resources Central Valley
Proj. Rev. (Wtr. Sys. Proj.)
Series J2, 6.125% 12/1/13

California Health Facilities      A2         1,230,000                       1,199,348
Fing. Auth. Rev.
(Cedars-Sinai Med. Ctr.
Proj.) Series A, 6.125%
12/1/30

California Hsg. Fin. Agcy.
Rev. (Home Mtg. Prog.):

Series B, 5.2% 8/1/26 (MBIA       Aaa        760,000                         758,168
Insured) (d)

Series R, 6.15% 8/1/27 (MBIA      Aaa        1,500,000                       1,498,170
Insured) (d)

California Univ. Rev. Series      Aaa        1,000,000                       999,990
1999 AY, 5.875% 11/1/30
(FGIC Insured)

Central Valley Fing. Auth.        BBB-       4,500,000                       4,523,670
Cogeneration Proj. Rev.
(Carson Ice Gen. Proj.) 6%
7/1/09

Sacramento City Fing. Auth.       Aaa        2,000,000                       1,918,500
Lease Rev. Rfdg. Series A,
5.4% 11/1/20 (AMBAC Insured)

Sacramento Cogeneration Auth.     BBB-       500,000                         512,450
Cogeneration Proj. Rev.
(Procter & Gamble Proj.)
6.375% 7/1/10

                                                                             13,641,753

COLORADO - 5.7%

Arapaho County School
District #5:

5.5% 12/15/19                     Aa2        1,500,000                       1,454,250

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

COLORADO - CONTINUED

Arapaho County School
District #5: - continued

6% 12/15/15                       Aa2       $ 1,250,000                     $ 1,292,650

Colorado Health Facilities
Auth. Rev.:

(Nat'l. Benevolent Assoc.         Baa2       1,360,000                       1,260,258
Proj.) Series A, 6.5% 6/1/25

Rfdg. (Rocky Mountain
Adventist Proj.):

6.625% 2/1/13                     Ba1        6,900,000                       6,429,144

6.625% 2/1/22                     Ba1        4,000,000                       3,489,640

Colorado Springs Arpt. Rev.
(Cap. Appreciation) Series C:

0% 1/1/06 (MBIA Insured)          Aaa        1,405,000                       1,037,958

0% 1/1/08 (MBIA Insured)          Aaa        870,000                         573,452

Denver City & County Arpt.
Rev.:

(Cap. Appreciation):

Series A, 0% 11/15/02 (MBIA       Aaa        2,115,000                       1,858,916
Insured) (d)

Series D, 0% 11/15/04 (MBIA       Aaa        1,700,000                       1,333,650
Insured) (d)

Series A:

7.5% 11/15/23 (d)                 Baa1       2,070,000                       2,198,609

7.5% 11/15/23 (Pre-Refunded       Aaa        430,000                         477,395
to 11/15/04 @ 102) (d)(e)

Series C, 6.55% 11/15/02 (d)      Baa1       1,000,000                       1,023,070

                                                                             22,428,992

CONNECTICUT - 1.3%

Connecticut Health & Edl.         AAA        2,170,000                       2,282,254
Facilities Auth. Rev. (New
Britain Memorial Hosp.
Proj.)  Series A, 7.5%
7/1/06 (Pre-Refunded to
7/1/02 @ 102) (e)

Eastern Connecticut Resources     BBB        3,350,000                       2,699,062
Recovery Auth. Solid Waste
Rev. (Wheelabrator Lisbon
Proj.) Series A, 5.5% 1/1/20
(d)

                                                                             4,981,316

DISTRICT OF COLUMBIA - 1.7%

District of Columbia Gen.         Aaa        150,000                         157,295
Oblig. Rfdg.  Series A, 6%
6/1/07 (MBIA Insured)
(Escrowed to Maturity) (e)

District of Columbia Hosp.        -          925,000                         953,120
Rev. (Hosp. for Sick
Children Proj.) Series A,
8.875% 1/1/21

District of Columbia Redev.       Baa        385,000                         387,533
Land Agcy. Washington D.C.
Sports Arena Spl. Tax Rev.
5.625% 11/1/10

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

DISTRICT OF COLUMBIA -
CONTINUED

District of Columbia Rev.:

(George Washington Univ.          Aaa       $ 1,000,000                     $ 977,550
Proj.) Series A, 5.75%
9/15/20 (MBIA Insured)

(Nat'l. Academy of Science        Aaa        2,500,000                       2,209,100
Proj.) Series A, 5% 1/1/19
(AMBAC Insured)

Rfdg. (Georgetown Univ.           Aaa        2,000,000                       2,053,140
Proj.) Series A, 5.95%
4/1/14 (MBIA Insured)

                                                                             6,737,738

FLORIDA - 2.1%

Broward County Resource           A3         515,000                         531,480
Recovery Rev.  (SES Broward
Co. LP South Proj.) 7.95%
12/1/08

Dade County Aviation Rev.         Aaa        5,000,000                       5,126,800
Rfdg. Series D, 5.75%
10/1/09 (AMBAC Insured) (d)

Florida Mid-Bay Bridge Auth.      -          2,500,000                       2,647,925
Rev. Series A, 7.5% 10/1/17

                                                                             8,306,205

HAWAII - 0.5%

Honolulu City & County Gen.       Aaa        2,000,000                       1,886,620
Oblig. Rfdg.  Series C,
5.125% 7/1/14 (FGIC Insured)

IDAHO - 0.3%

Boise City Urban Renewal          Aaa        1,000,000                       997,260
Agcy. Lease Rev. 5.9%
8/15/29 (AMBAC Insured)

ILLINOIS - 5.1%

Chicago Board of Ed. (Chicago     Aaa        10,500,000                      10,134,495
School Reform Proj.) 5.75%
12/1/27 (AMBAC Insured)

Chicago Midway Arpt. Rev.         Aaa        1,500,000                       1,384,425
Series A, 5.5% 1/1/29 (MBIA
Insured)

Chicago O'Hare Int'l. Arpt.
Rev. Rfdg.  (Gen. Arpt.
Proj.) Series A:

6.25% 1/1/09 (AMBAC Insured)      Aaa        3,700,000                       3,905,091
(d)

6.375% 1/1/15 (MBIA Insured)      Aaa        1,400,000                       1,453,816

Chicago O'Hare Int'l. Arpt.       Baa2       1,000,000                       1,085,780
Spl. Facilities Rev. Rfdg.
(American Airlines, Inc.
Proj.) 8.2% 12/1/24

Illinois Health Facilities
Auth. Rev. (Memorial Hosp.
Proj.):

7.125% 5/1/10 (Pre-Refunded       -          1,000,000                       1,061,130
to 5/1/02  @ 102) (e)

7.25% 5/1/22 (Pre-Refunded to     -          1,000,000                       1,063,470
5/1/02  @ 102) (e)

                                                                             20,088,207

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

INDIANA - 0.3%

Indianapolis Econ. Dev. Rev.      Baa2      $ 1,000,000                     $ 1,029,650
Rfdg. & Impt. (Nat'l.
Benevolent Assoc. Proj.)
7.625% 10/1/22

IOWA - 0.9%

Iowa Student Ln. Liquidity        Aaa        3,500,000                       3,544,555
Corp. Student Ln. Rev. Rfdg.
Series B, 5.75% 12/1/07 (d)

KANSAS - 0.7%

Kansas Dev. Fin. Auth. Rev.
(Sisters of Charity
Leavenworth Health Svc. Co.
Proj.):

5% 12/1/13 (MBIA Insured)         Aaa        2,390,000                       2,251,810

5% 12/1/14 (MBIA Insured)         Aaa        500,000                         465,950

                                                                             2,717,760

KENTUCKY - 3.6%

Kenton County Arpt. Board
Arpt. Rev.:

(Cincinnati/Northern Kentucky     Aaa        5,570,000                       5,753,086
Int'l. Proj.) Series A, 6%
3/1/05 (MBIA Insured) (d)

(Delta Air Lines, Inc. Proj.)     Baa3       2,000,000                       2,052,580
Series A, 7.5% 2/1/20 (d)

Louisville & Jefferson Swr.       Aaa        6,550,000                       6,390,180
Sys. Rev. Series A, 5.75%
5/15/33 (FGIC Insured)

                                                                             14,195,846

MARYLAND - 0.7%

Maryland Health & Higher Edl.
Facilities Auth. Rev. (Good
Samaritan Hosp. Proj.):

5.75% 7/1/13 (AMBAC Insured)      Aaa        1,015,000                       1,034,326
(Escrowed to Maturity) (e)

5.75% 7/1/13 (Escrowed to         A1         1,665,000                       1,710,837
Maturity) (e)

                                                                             2,745,163

MASSACHUSETTS - 5.7%

Massachusetts Bay Trans. Auth.:

(Gen. Trans. Sys. Proj.):

Series 1997 D, 5% 3/1/27          Aa2        2,000,000                       1,719,500

Series A, 5.375% 3/1/19           Aa2        1,435,000                       1,358,342

Rfdg. (Gen. Trans. Sys.           Aa2        2,000,000                       1,942,300
Proj.) Series A, 5.75%
3/1/26 (FGIC Insured)

Massachusetts Health & Edl.
Facilities Auth. Rev.:

(Bentley College Proj.)           Aaa        1,265,000                       1,156,817
Series J, 5% 7/1/17 (MBIA
Insured)

(Hebrew Rehab. Ctr. for Aged      A          2,000,000                       1,742,040
Proj.) Series C, 5.25% 7/1/17

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Health & Edl.
Facilities Auth. Rev.: -
continued

(New England Med. Ctr. Hosp.      Aaa       $ 500,000                       $ 450,905
Proj.) Series G, 5.375%
7/1/24 (MBIA Insured)

Massachusetts Ind. Fin. Agcy.     BBB        1,000,000                       966,430
Resource Recovery Rev. Rfdg.
(Ogden Haverhill Proj.)
Series A, 4.7% 12/1/03

Massachusetts Ind. Fin. Agcy.
Rev. (Cap. Appreciation)
(Massachusetts Biomedical
Research Corp. Proj.) Series
A2:

0% 8/1/08                         A+         800,000                         509,240

0% 8/1/10                         -          4,500,000                       2,522,070

Massachusetts Muni. Wholesale     Baa2       1,000,000                       1,038,540
Elec. Co.  Pwr. Supply Sys.
Rev. Rfdg. Series C, 6.5%
7/1/03

Massachusetts Wtr. Poll.
Abatement Trust Wtr. Poll.
Abatement Rev. (MWRA Ln.
Prog.)  Series A:

5.25% 8/1/13                      Aa1        10,000                          9,790

5.25% 8/1/14                      Aa1        30,000                          29,111

Massachusetts Wtr. Resources      Aaa        5,000,000                       4,827,300
Auth. Rev.  Series A, 5.75%
8/1/39 (FGIC Insured)

New England Ed. Ln. Marketing     A3         3,880,000                       3,922,835
Corp. Massachusetts Student
Ln. Rev. Rfdg.  Series F,
5.625% 7/1/04 (d)

                                                                             22,195,220

MICHIGAN - 3.9%

Detroit Wtr. Supply Sys. Rev.
Sr. Lien Series A:

5.75% 7/1/26 (FGIC Insured)       Aaa        1,400,000                       1,361,206

5.875% 7/1/22 (FGIC Insured)      Aaa        1,700,000                       1,680,059

5.875% 7/1/29 (FGIC Insured)      Aaa        1,100,000                       1,085,667

Howell Pub. Schools 5.875%        Aaa        2,225,000                       2,222,975
5/1/22  (MBIA Insured)

Michigan Hosp. Fin. Auth.
Rev. Rfdg.:

(Genesys Reg'l. Med. Hosp.        Baa2       4,250,000                       4,082,763
Proj.) Series A, 5.5%
10/1/18 (Escrowed to
Maturity) (e)

(Pontiac Osteopathic Hosp.        Baa2       2,000,000                       1,641,540
Proj.) Series A,  6% 2/1/24

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MICHIGAN - CONTINUED

Michigan Strategic Fund Ltd.      Aaa       $ 1,000,000                     $ 917,160
Oblig. Rev. Rfdg. (Detroit
Edison Co. Proj.) Series A,
5.55% 9/1/29 (MBIA Insured)
(d)

Royal Oak Hosp. Fin. Auth.        Aa3        2,310,000                       2,410,439
Rev. Rfdg.  (William
Beaumont Hosp. Proj.) 6.25%
1/1/09

                                                                             15,401,809

MINNESOTA - 2.1%

Minneapolis & Saint Paul Hsg.     Aaa        1,800,000                       1,551,708
& Redev. Auth. Health Care
Sys. Rev. Rfdg. (Healthspan
Corp. Proj.) Series A, 4.75%
11/15/18 (AMBAC Insured)

Minnesota Hsg. Fin. Agcy.         Aa2        1,945,000                       1,985,359
(Single Family Mtg. Prog.)
Series D, 6.4% 7/1/15 (d)

Rochester Health Care             AA+        2,000,000                       1,878,860
Facilities Rev. (Mayo
Foundation Proj.) Series A,
5.5% 11/15/27

Saint Cloud Health Care Rev.      Aaa        3,000,000                       2,915,880
(Saint Cloud  Hosp. Proj.)
Series A, 5.875% 5/1/30
(FSA Insured)

                                                                             8,331,807

MISSISSIPPI - 0.0%

Mississippi Home Corp. Single     Aaa        144,000                         148,788
Family Rev. Rfdg. Series A,
9.25% 3/1/12 (FGIC Insured)

NEVADA - 0.6%

Las Vegas Downtown Redev.
Agcy. Tax Increment Rev.
(Fremont Street Proj.)
Series A:

6% 6/15/10                        BBB+       1,500,000                       1,491,270

6.1% 6/15/14                      BBB+       1,000,000                       1,000,690

                                                                             2,491,960

NEW HAMPSHIRE - 0.1%

New Hampshire Higher Edl. &       -          480,000                         489,600
Health Facilities Auth. Rev.
(Littleton Hosp. Assoc.,
Inc. Proj.) Series A, 9.5%
5/1/20 (Pre-Refunded to
5/1/00 @ 102) (e)

NEW JERSEY - 2.4%

New Jersey Econ. Dev. Auth.       Aaa        3,185,000                       2,882,584
Wtr. Facilities Rev. (New
Jersey Americam Wtr. Co.,
Inc. Proj.) Series 1997 B,
5.375% 5/1/32 (FGIC Insured)
(d)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NEW JERSEY - CONTINUED

New Jersey Trans. Trust Fund      Aaa       $ 4,000,000                     $ 4,063,000
Auth. Rfdg.  (Trans. Sys.
Proj.) Series A, 5.5%
6/15/11 (MBIA Insured)

Passaic County Util. Auth.        Aaa        2,500,000                       2,286,250
Solid Waste Disp.  Rev.
Rfdg. (Cap. Appreciation) 0%
3/1/02 (MBIA Insured)

                                                                             9,231,834

NEW MEXICO - 1.9%

Albuquerque Arpt. Rev. Rfdg.:

6.7% 7/1/18 (AMBAC Insured)       Aaa        3,970,000                       4,221,619
(d)

6.75% 7/1/11 (AMBAC Insured)      Aaa        1,805,000                       1,990,500
(d)

New Mexico Edl. Assistance        Aaa        1,100,000                       1,097,624
Foundation  Student Ln. Rev.
Series B, 5.25% 4/1/05
(AMBAC Insured) (d)

                                                                             7,309,743

NEW YORK - 17.4%

Long Island Pwr. Auth. Elec.      Aaa        9,390,000                       8,311,559
Sys. Rev. Series A, 5.125%
12/1/22 (FSA Insured)

Metro. Trans. Auth. Dedicated
Tax Fund Series A:

5% 4/1/23 (FGIC Insured)          Aaa        2,565,000                       2,229,549

5% 4/1/29 (FSA Insured)           Aaa        2,200,000                       1,896,840

5.25% 4/1/26 (MBIA Insured)       Aaa        1,000,000                       903,140

Metro. Trans. Auth. New York
Commuter Facilities Rev.:

Series A:

5.625% 7/1/27 (MBIA Insured)      Aaa        200,000                         190,256

6.125% 7/1/29                     Baa1       6,750,000                       6,727,185

Series B, 4.75% 7/1/26 (FGIC      Aaa        2,000,000                       1,648,980
Insured)

Metro. Trans. Auth. New York
Svc. Contract Rev.:

(Commuter Facilities Proj.)       Baa1       700,000                         704,858
Series O, 5.75% 7/1/13

(Trans. Facilities Proj.)         Baa1       1,010,000                       1,005,617
Series P, 5.75%  7/1/15

Rfdg. (Trans. Facilities          Baa1       1,000,000                       973,310
Proj.) Series 7,  5.625%
7/1/16

Metro. Trans. Auth. New York
Trans. Facilities Rev.:

Rfdg. (Svc. Contract Proj.)
Series 8:

5.25% 7/1/17                      Baa1       1,000,000                       923,020

5.375% 7/1/21 (FSA Insured)       Aaa        700,000                         652,575

Series B, 4.75% 7/1/26 (FGIC      Aaa        1,000,000                       824,490
Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NEW YORK - CONTINUED

New York City Gen. Oblig.:

Rfdg. Series B, 5.7% 8/15/02      A3        $ 35,000                        $ 35,678
(Escrowed to Maturity) (e)

Series H:

6.875% 2/1/02                     A3         160,000                         164,800

6.875% 2/1/02 (Escrowed to        Aaa        80,000                          82,819
Maturity) (e)

New York City Ind. Dev. Agcy.     Aaa        965,000                         1,010,094
Ind. Dev. Rev. (Japan
Airlines Co. Ltd. Proj.)
Series 1991, 6% 11/1/15 (FSA
Insured) (d)

New York City Ind. Dev. Agcy.     A3         8,680,000                       8,822,699
Spl. Facilities Rev. (Term.
One Group Assoc. Proj.) 5.9%
1/1/06 (d)

New York City Muni. Wtr. Fin.
Auth. Wtr. & Swr. Sys. Rev.
Series B:

5.5% 6/15/27 (MBIA Insured)       Aaa        3,500,000                       3,289,125

5.75% 6/15/26                     Aa3        5,000,000                       4,842,350

5.75% 6/15/29                     Aa3        4,000,000                       3,863,160

5.75% 6/15/29 (MBIA Insured)      Aaa        1,500,000                       1,456,740

New York City Transitional        Aa3        3,000,000                       2,926,920
Fin. Auth. Rev.  Series A,
5.75% 8/15/24

New York State Dorm. Auth.
Revs.:

(St. Univ. Edl. Facilities        Aaa        5,000,000                       4,993,600
Proj.) 5.95% 5/15/29 (FGIC
Insured)

Rfdg. (Jamaica Hosp. Med.         Aaa        6,150,000                       5,862,180
Ctr. Proj.) Series F, 5.2%
2/15/14 (MBIA Insured)

New York State Envir.
Facilities Corp. Clean Wtr.
& Drinking Wtr. Rev.
(Revolving Funds Prog.)
Series F:

4.875% 6/15/18                    Aa1        1,000,000                       877,760

4.875% 6/15/20                    Aa1        1,300,000                       1,120,327

5% 6/15/15                        Aa1        700,000                         645,148

New York State Envir.             Aa1        1,000,000                       906,190
Facilities Corp. Poll.
Cont. Rev. (State Wtr.
Revolving Fund Prog.) Series
D, 5.125% 6/15/19

Triborough Bridge & Tunnel        Aaa        500,000                         494,915
Auth. Spl.  Oblig. Rfdg.
Series A, 5.25% 1/1/11
(FGIC Insured)

                                                                             68,385,884

NORTH CAROLINA - 6.0%

North Carolina Eastern Muni.
Pwr. Agcy. Pwr. Sys. Rev.:

Rfdg.:

Series A, 5.5% 1/1/05 (MBIA       Aaa        4,000,000                       4,055,360
Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NORTH CAROLINA - CONTINUED

North Carolina Eastern Muni.
Pwr. Agcy. Pwr. Sys. Rev.: -
continued

Rfdg.:

Series B:

5.875% 1/1/21 (MBIA Insured)      Aaa       $ 2,400,000                     $ 2,378,352

6% 1/1/06                         Baa3       4,175,000                       4,213,201

6% 1/1/14                         Baa3       1,000,000                       971,440

7.25% 1/1/07                      Baa3       1,000,000                       1,074,390

Series C:

5.125% 1/1/03                     Baa1       2,700,000                       2,656,152

5.25% 1/1/04                      Baa1       1,365,000                       1,344,402

5.5% 1/1/07 (MBIA Insured)        Aaa        2,000,000                       2,030,760

Series D, 6.7% 1/1/19             Baa3       1,115,000                       1,121,066

North Carolina Muni. Pwr.
Agcy. #1 Catawba Elec. Rev.:

Rfdg. 5.75% 1/1/02                Baa1       1,750,000                       1,754,778

Series A, 5.125% 1/1/15 (MBIA     Aaa        1,000,000                       942,050
Insured)

6.25% 1/1/17 (AMBAC Insured)      Aaa        1,150,000                       1,171,666

                                                                             23,713,617

OHIO - 2.6%

Cincinnati Student Ln. Fdg.       -          1,005,000                       1,019,382
Corp. Student Ln. Rev.
Series B, 8.875% 8/1/08 (d)

Franklin County Hosp. Rev.        Baa3       4,160,000                       3,914,269
(Doctor's Ohio Health Corp.
Proj.) Series A, 4.75%
12/1/03

Gateway Economic Dev. Corp.       -          3,000,000                       2,959,140
Greater Cleveland Stadium
Rev. Series 1990, 6.5%
9/15/14 (d)

Marion County Hosp. Impt.         BBB+       1,000,000                       995,330
Rev. Rfdg.  (Cmnty. Hosp.
Proj.) 5.6% 5/15/01

Ohio Univ. Gen. Receipts          Aa2        1,250,000                       1,238,625
Series A, 5.75% 12/1/24

                                                                             10,126,746

OKLAHOMA - 2.4%

Oklahoma Industries Auth. Rev.:

Rfdg. (Health Sys. Oblig.         Aaa        1,500,000                       1,426,710
Group Proj.)  Series A,
5.75% 8/15/29 (MBIA Insured)

6% 8/15/19 (MBIA Insured)         Aaa        3,000,000                       2,998,350

Sapulpa Muni. Auth. Util.         Aaa        1,000,000                       976,290
Rev. Rfdg. 5.75% 4/1/23
(FGIC Insured)

Tulsa Muni. Arpt. Trust Rev.      Baa2       4,000,000                       4,172,200
(American Airlines Corp.
Proj.) 7.35% 12/1/11

                                                                             9,573,550

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

PENNSYLVANIA - 5.6%

Allegheny County Arpt. Rev.       Aaa       $ 1,000,000                     $ 1,024,780
Rfdg. (Pittsburgh Int'l.
Arpt. Proj.) Series A2,
5.75% 1/1/07 (MBIA Insured)
(d)

Allegheny County Ind. Dev.        -          310,000                         320,680
Auth. Rev. (YMCA Pittsburgh
Proj.) Series A, 8.75% 3/1/10

Allegheny County Port Auth.       Aaa        4,460,000                       4,508,123
Spl. Rev. 6.125% 3/1/29
(MBIA Insured)

Butler County Ind. Dev. Auth.     A          3,000,000                       2,893,710
Health Ctr. Rev. Rfdg.
(Sherwood Oaks Proj.) 5.75%
6/1/11

Cumberland County Muni. Auth.
Rev. Rfdg. (Carlisle Hosp. &
Health Proj.):

6.8% 11/15/14                     Baa3       3,250,000                       3,047,915

6.8% 11/15/23                     Baa3       1,000,000                       912,420

Delaware County Auth. College     Aa3        3,500,000                       3,389,260
Rev.  (Haverford College
Proj.) 5.75% 11/15/29

Delaware County Auth. Rev.
(First Mtg. Riddle Village
Proj.):

8.25% 6/1/22 (Escrowed to         Aaa        2,250,000                       2,581,628
Maturity) (e)

8.75% 6/1/10 (Pre-Refunded to     Aaa        2,870,000                       3,144,085
 6/1/02 @ 102) (e)

                                                                             21,822,601

PUERTO RICO - 0.5%

Puerto Rico Commonwealth Gen.     Aaa        1,800,000                       1,783,152
Oblig. 5.75% 7/1/26 (MBIA
Insured)

RHODE ISLAND - 1.2%

Rhode Island Port Auth. &         Aaa        4,000,000                       4,562,520
Economic Dev.  Corp. Arpt.
Rev. Series A, 7% 7/1/14
(FSA Insured) (d)

SOUTH CAROLINA - 0.7%

Piedmont Muni. Pwr. Agcy.         Aaa        1,715,000                       1,793,684
Elec. Rev. Rfdg. Series A,
6.25% 1/1/05 (FGIC Insured)

South Carolina Jobs Econ.         Baa1       1,000,000                       988,520
Dev. Auth. Hosp. Facilities
Rev. (Palmetto Health
Alliance Proj.) Series A,
7.375% 12/15/21

                                                                             2,782,204

TENNESSEE - 0.2%

Metro. Govt. Nashville &          Aaa        1,000,000                       727,240
Davidson County Elec. Rev.
(Cap. Appreciation) Series
A, 0% 5/15/06 (MBIA Insured)

TEXAS - 7.0%

Conroe Independent School         Aaa        750,000                         465,548
District Rfdg.  (Cap.
Appreciation) Series B, 0%
2/15/09

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

TEXAS - CONTINUED

Dallas Fort Worth Int'l.          Baa1      $ 6,000,000                     $ 6,116,820
Arpt. Facility Impt. Corp.
Rev. (American Airlines,
Inc. Proj.) 7.5% 11/1/25 (d)

El Paso Gen. Oblig. 5.75%         Aaa        4,500,000                       4,323,600
8/15/25  (FSA Insured)

Midlothian Independent School     Aaa        1,845,000                       1,515,963
District Rfdg. (Cap.
Appreciation) 0% 2/15/04

San Antonio Elec. & Gas Rev.      Aa1        75,000                          77,135
Rfdg.  5.5% 2/1/20
(Pre-Refunded to  2/1/07 @
101) (e)

San Antonio Gen. Oblig.           Aa2        1,390,000                       1,349,885
Series 2000, 5% 2/1/11

Texas Gen. Oblig. (Texas Pub.     Aa1        5,000,000                       4,737,400
Fin. Auth. Proj.) Series A,
5% 10/1/14

Texas Muni. Pwr. Agcy. Rev.       Aaa        3,930,000                       2,106,598
Rfdg. (Cap.  Appreciation)
0% 9/1/11 (AMBAC Insured)

Travis County Health              Aaa        4,000,000                       4,116,200
Facilities Dev. Corp. Rev.
(Ascension Health Cr. Prog.)
Series A, 6.25% 11/15/19
(MBIA Insured)

Yselta Independent School         Aaa        4,065,000                       2,455,829
District Rfdg.  (Cap.
Appreciation) 0% 8/15/09

                                                                             27,264,978

UTAH - 2.8%

Intermountain Pwr. Agcy. Pwr.
Supply Rev. Rfdg.:

Series A, 6.5% 7/1/09 (AMBAC      Aaa        1,000,000                       1,080,340
Insured)

Series B:

5.75% 7/1/16 (MBIA Insured)       Aaa        2,500,000                       2,501,950

6% 7/1/16 (MBIA Insured)          Aaa        7,000,000                       7,126,140

South Salt Lake City Ind.         -          250,000                         261,178
Rev. (Price Savers Wholesale
Club Proj.) 9% 11/15/13

                                                                             10,969,608

VERMONT - 0.2%

Vermont Edl. & Health Bldg.       Aa3        1,125,000                       945,349
Fin. Agcy. Rev. (Middlebury
College Proj.) 5% 11/1/38

VIRGINIA - 1.5%

Loudoun County Ind. Dev.          -          880,000                         971,194
Auth. Residential Care
Facilities Rev. (Falcons
Landing Proj.) Series A,
9.25% 11/1/04 (Escrowed to
Maturity) (e)

Virginia Commonwealth Trans.      Aa1        1,965,000                       1,936,547
Board Trans. Rev. (U.S.
Route 58 Corridor Dev.
Prog.) Series B, 5.75%
5/15/21

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

VIRGINIA - CONTINUED

Virginia State Resources
Auth. Clean Wtr. Rev.:

(State Revolving Fund Proj.)      Aaa       $ 1,750,000                     $ 1,757,245
5.75% 10/1/19

5.625% 10/1/22                    Aaa        1,250,000                       1,225,738

                                                                             5,890,724

WASHINGTON - 4.2%

Port Seattle Passenger            Aaa        3,000,000                       2,818,590
Facilities Charge  Rev.
Series B, 5.25% 12/1/14
(AMBAC Insured) (d)

Washington Pub. Pwr. Supply       Aa1        14,000,000                      13,665,535
Sys. Nuclear Proj. #2 Rev.
5.4% 7/1/12

                                                                             16,484,125

TOTAL MUNICIPAL BONDS                                                        391,891,004
(Cost $395,304,636)


CASH EQUIVALENTS - 0.5%

                                             SHARES

Municipal Central Cash Fund,                  2,039,408                      2,039,408
4.80% (b)(c) (Cost
$2,039,408)

TOTAL INVESTMENT PORTFOLIO -                                                 393,930,412
100.5%
(Cost $397,344,044)

NET OTHER ASSETS - (0.5)%                                                    (1,831,538)

NET ASSETS - 100%                                                          $ 392,098,874


LEGEND

(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Security collateralized by an amount sufficient to pay interest and principal.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        70.9%      AAA, AA, A    71.3%

Baa               15.9%      BBB           17.5%

Ba                2.5%       BB            0.0%

B                 0.0%       B             0.0%

Caa               0.0%       CCC           0.0%

Ca, C             0.0%       CC, C         0.0%

                             D             0.0%

The percentage not rated by Moody's or S&P amounted to 4.7%.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

Electric Utilities             17.2%

Health Care                    16.2

General Obligations            15.5

Transportation                 14.7

Water & Sewer                  10.5

Education                       6.4

Industrial Development          6.2

Others* (individually less     13.3
than 5%)

                              100.0%

* Includes short-term investments
  and net other assets

INCOME TAX INFORMATION

At April 30, 2000, the aggregate cost of investment securities for income tax purposes was $397,344,044. Net unrealized depreciation aggregated $3,413,632, of which $5,628,243 related to appreciated investment securities and $9,041,875 related to depreciated investment securities.

At October 31, 1999, the fund had a capital loss carryforward of approximately $13,685,000 of which $7,417,000 and $6,268,000 will expire on October 31, 2003 and 2004, respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                APRIL 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 393,930,412
value (cost $397,344,044) -
See accompanying schedule

Receivable for fund shares                    220,625
sold

Interest receivable                           7,386,014

Other receivables                             22,338

 TOTAL ASSETS                                 401,559,389

LIABILITIES

Payable for investments         $ 7,397,406
purchased

Payable for fund shares          1,157,255
redeemed

Distributions payable            589,714

Accrued management fee           124,330

Distribution fees payable        122,641

Other payables and accrued       69,169
expenses

 TOTAL LIABILITIES                            9,460,515

NET ASSETS                                   $ 392,098,874

Net Assets consist of:

Paid in capital                              $ 411,100,814

Distributions in excess of                    (17,864)
net interest income

Accumulated undistributed net                 (15,570,444)
realized  gain (loss) on
investments

Net unrealized appreciation                   (3,413,632)
(depreciation) on investments

NET ASSETS                                   $ 392,098,874

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
               APRIL 30, 2000 (UNAUDITED)

CALCULATION OF MAXIMUM             $11.70
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per   share
($11,718,967 (divided by)
1,001,707 shares)

Maximum offering price per         $12.28
share (100/95.25 of $11.70)

CLASS T: NET ASSET VALUE and       $11.71
redemption price per   share
($304,077,912 (divided by)
25,967,871 shares)

Maximum offering price per         $12.13
share (100/96.50 of $11.71)

CLASS B: NET ASSET VALUE and       $11.68
offering price per   share
($60,473,267 (divided by)
5,178,389 shares) A

CLASS C: NET ASSET VALUE and       $11.71
offering price per   share
($13,315,683 (divided by)
1,137,125 shares) A

INSTITUTIONAL CLASS: NET           $11.66
ASSET VALUE, offering price
and redemption price   per
share ($2,513,045 (divided
by) 215,604 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                             SIX MONTHS ENDED APRIL 30,
                                       2000 (UNAUDITED)

INTEREST INCOME                            $ 11,578,397

EXPENSES

Management fee                 $ 760,104

Transfer agent fees             214,763

Distribution fees               746,787

Accounting fees and expenses    62,034

Non-interested trustees'        586
compensation

Custodian fees and expenses     5,345

Registration fees               37,388

Audit                           20,263

Legal                           9,768

Miscellaneous                   965

 Total expenses before          1,858,003
reductions

 Expense reductions             (1,557)     1,856,446

NET INTEREST INCOME                         9,721,951

REALIZED AND UNREALIZED GAIN                (1,272,319)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                    1,593,622
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                             321,303

NET INCREASE (DECREASE) IN                 $ 10,043,254
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1999
                                 2000 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 9,721,951                 $ 19,650,204

 Net realized gain (loss)         (1,272,319)                 2,481,428

 Change in net unrealized         1,593,622                   (33,690,142)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       10,043,254                  (11,558,510)
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (9,844,490)                 (19,650,204)
from net interest income

Share transactions - net          (28,714,379)                (1,025,834)
increase (decrease)

  TOTAL INCREASE (DECREASE)       (28,515,615)                (32,234,548)
IN NET ASSETS

NET ASSETS

 Beginning of period              420,614,489                 452,849,037

 End of period (including        $ 392,098,874               $ 420,614,489
distributions in excess of
net interest income of
$17,864 and $0, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                               SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                               (UNAUDITED)                      1999                     1998      1997       1996 F

SELECTED PER-SHARE DATA

Net asset value,  beginning    $ 11.690                         $ 12.540                 $ 12.150  $ 11.740   $ 11.630
of period

Income from Investment
Operations

Net interest income             .293 D                           .567                     .571      .583 D     .105 D, E

Net realized and  unrealized    .014                             (.850)                   .390      .445       .109
gain (loss)

Total from investment           .307                             (.283)                   .961      1.028      .214
operations

Less Distributions

From net interest income        (.297)                           (.567)                   (.571)    (.616) E   (.104)

In excess of net  interest      -                                -                        -         (.002)     -
income

Total distributions             (.297)                           (.567)                   (.571)    (.618)     (.104)

Net asset value,  end of       $ 11.700                         $ 11.690                 $ 12.540  $ 12.150   $ 11.740
period

TOTAL RETURN B, C               2.66%                            (2.36)%                  8.07%     9.02%      1.84%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 11,719                         $ 10,722                 $ 6,721   $ 3,755    $ 202
(000 omitted)

Ratio of expenses to average    .71% A                           .72%                     .90% G    .90% G     .90% A, G
net assets

Ratio of net interest income    5.05% A                          4.62%                    4.57%     4.87%      5.73% A
to average net assets

Portfolio turnover rate         50% A                            23%                      36%       36%        49%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999                    1998       1997       1996

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.700                         $ 12.560                $ 12.150   $ 11.760   $ 11.880
period

Income from Investment
Operations

Net interest income               .288 C                           .555                    .571       .597 C     .677 C, D

Net realized  and unrealized      .013                             (.860)                  .410       .407       (.136)
gain (loss)

Total from investment             .301                             (.305)                  .981       1.004      .541
operations

Less Distributions

From net interest  income         (.291)                           (.555)                  (.571)     (.612) D   (.661)

In excess of net  interest        -                                -                       -          (.002)     -
income

Total distributions               (.291)                           (.555)                  (.571)     (.614)     (.661)

Net asset value, end of period   $ 11.710                         $ 11.700                $ 12.560   $ 12.150   $ 11.760

TOTAL RETURN B                    2.61%                            (2.53)%                 8.15%      8.89%      4.68%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 304,078                        $ 329,926               $ 380,325  $ 392,075  $ 480,432
(000 omitted)

Ratio of expenses to average      .80% A                           .81%                    .87%       .89%       .89%
net assets

Ratio of net interest income      4.96% A                          4.51%                   4.62%      5.04%      5.74%
to average net assets

Portfolio turnover rate           50% A                            23%                     36%        36%        49%



FINANCIAL HIGHLIGHTS - CLASS T

                                 YEARS ENDED OCTOBER 31,

                                 1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.220
period

Income from Investment
Operations

Net interest income               .700

Net realized  and unrealized      .660
gain (loss)

Total from investment             1.360
operations

Less Distributions

From net interest  income         (.700)

In excess of net  interest        -
income

Total distributions               (.700)

Net asset value, end of period   $ 11.880

TOTAL RETURN B                    12.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 565,131
(000 omitted)

Ratio of expenses to average      .91%
net assets

Ratio of net interest income      6.06%
to average net assets

Portfolio turnover rate           37%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999                     1998      1997       1996

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.670                         $ 12.530                 $ 12.130  $ 11.740   $ 11.860
period

Income from Investment
Operations

Net interest income               .250 D                           .476                     .491      .515 D     .596 D, E

Net realized  and unrealized      .014                             (.860)                   .400      .416       (.136)
gain (loss)

Total from investment             .264                             (.384)                   .891      .931       .460
operations

Less Distributions

From net interest  income         (.254)                           (.476)                   (.491)    (.539) E   (.580)

In excess of net  interest        -                                -                        -         (.002)     -
income

Total distributions               (.254)                           (.476)                   (.491)    (.541)     (.580)

Net asset value, end of period   $ 11.680                         $ 11.670                 $ 12.530  $ 12.130   $ 11.740

TOTAL RETURN B, C                 2.29%                            (3.16)%                  7.47%     8.15%      3.98%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 60,473                         $ 63,464                 $ 55,032  $ 41,024   $ 39,389
(000 omitted)

Ratio of expenses to average      1.46% A                          1.46%                    1.53%     1.56%      1.57%
net assets

Ratio of net interest income      4.31% A                          3.88%                    3.96%     4.35%      5.06%
to average net assets

Portfolio turnover rate           50% A                            23%                      36%       36%        49%



FINANCIAL HIGHLIGHTS - CLASS B

                                 YEARS ENDED OCTOBER 31,

                                 1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.210
period

Income from Investment
Operations

Net interest income               .612

Net realized  and unrealized      .650
gain (loss)

Total from investment             1.262
operations

Less Distributions

From net interest  income         (.612)

In excess of net  interest        -
income

Total distributions               (.612)

Net asset value, end of period   $ 11.860

TOTAL RETURN B, C                 11.57%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 32,395
(000 omitted)

Ratio of expenses to average      1.86% F
net assets

Ratio of net interest income      5.18%
to average net assets

Portfolio turnover rate           37%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999                     1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.700                         $ 12.560                 $ 12.130
period

Income from Investment
Operations

Net interest income               .244 D                           .465                     .455

Net realized and unrealized       .014                             (.860)                   .430
gain (loss)

Total from investment             .258                             (.395)                   .885
operations

Less Distributions

From net interest income          (.248)                           (.465)                   (.455)

Net asset value, end of period   $ 11.710                         $ 11.700                 $ 12.560

TOTAL RETURN B, C                 2.23%                            (3.24)%                  7.41%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 13,316                         $ 13,071                 $ 7,031
(000 omitted)

Ratio of expenses to average      1.56% A                          1.56%                    1.75% A, F
net assets

Ratio of net interest income      4.20% A                          3.79%                    3.60% A
to average net assets

Portfolio turnover rate           50% A                            23%                      36%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                               SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                               (UNAUDITED)                      1999                     1998      1997       1996

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 11.650                         $ 12.510                 $ 12.120  $ 11.720   $ 11.880
period

Income from Investment
Operations

Net interest income             .300 D                           .584                     .592      .609D      .707D, E

Net realized  and unrealized    .014                             (.860)                   .390      .464       (.197)
gain (loss)

Total from investment           .314                             (.276)                   .982      1.073      .510
operations

Less Distributions

From net interest income        (.304)                           (.584)                   (.592)    (.671) E   (.670)

In excess of net  interest      -                                -                        -         (.002)     -
income

Total distributions             (.304)                           (.584)                   (.592)    (.673)     (.670)

Net asset value,  end of       $ 11.660                         $ 11.650                 $ 12.510  $ 12.120   $ 11.720
period

TOTAL RETURN B, C               2.74%                            (2.31)%                  8.28%     9.44%      4.41%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period     $ 2,513                          $ 3,431                  $ 3,741   $ 1,511    $ 927
(000 omitted)

Ratio of expenses to average    .60% A                           .60%                     .75% G    .75% G     .75% G
net assets

Ratio of net interest income    5.16% A                          4.75%                    4.75%     5.11%      5.88%
to average net assets

Portfolio turnover rate         50% A                            23%                      36%       36%        49%



FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                               YEARS ENDED OCTOBER 31,

                               1995F

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 11.700
period

Income from Investment
Operations

Net interest income             .232

Net realized  and unrealized    .180
gain (loss)

Total from investment           .412
operations

Less Distributions

From net interest income        (.232)

In excess of net  interest      -
income

Total distributions             (.232)

Net asset value,  end of       $ 11.880
period

TOTAL RETURN B, C               3.55%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period     $ 154
(000 omitted)

Ratio of expenses to average    .75% A, G
net assets

Ratio of net interest income    5.89% A
to average net assets

Portfolio turnover rate         37%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
F FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Municipal Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards and losses deferred due to futures transactions. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Distributions in excess of net interest income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $99,851,701 and $118,898,955, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .38% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement with FIMM, a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 8,087      $ 27

CLASS T    394,276      5,516

CLASS B    277,693      201,147

CLASS C    66,731       34,252

          $ 746,787    $ 240,942

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 26,689     $ 8,925

CLASS T    64,420       23,973

CLASS B    135,170      135,170*

CLASS C    6,620        6,620*

          $ 232,899    $ 174,688

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT AND ACCOUNTING FEES. Effective June 14, 1999, Citibank, N.A. (Citibank) replaced UMB Bank, n.a. as the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC, an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 5,946    .11*

CLASS T                 167,366   .11*

CLASS B                 32,170    .10*

CLASS C                 7,093     .11*

INSTITUTIONAL CLASS     2,188     .15*

                       $ 214,763

* ANNUALIZED

5. EXPENSE REDUCTIONS.

Through an arrangement with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the expenses. During the period, Class T's transfer agent expense was reduced by $1,557 under this arrangement.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                          SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,

                          2000                        1999

FROM NET INTEREST INCOME

Class A                   $ 270,930                   $ 439,029

Class T                    7,871,524                   16,229,661

Class B                    1,343,878                   2,381,487

Class C                    283,262                     421,752

Institutional Class        74,896                      178,275

Total                     $ 9,844,490                 $ 19,650,204

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                              DOLLARS

                                SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,  SIX MONTHS ENDED APRIL 30,

                                2000                        1999                    2000



CLASS A Shares sold              307,593                     565,331                $ 3,598,218

Reinvestment of distributions    16,262                      25,296                  189,634

Shares redeemed                  (239,608)                   (208,996)               (2,801,218)

Net increase (decrease)          84,247                      381,631                $ 986,634

CLASS T Shares sold              2,096,159                   3,793,311              $ 24,482,568

Reinvestment of distributions    418,188                     835,205                 4,881,883

Shares redeemed                  (4,744,054)                 (6,722,556)             (55,396,490)

Net increase (decrease)          (2,229,707)                 (2,094,040)            $ (26,032,039)

CLASS B Shares sold              796,012                     2,125,759              $ 9,280,421

Reinvestment of distributions    67,765                      115,598                 788,964

Shares redeemed                  (1,123,629)                 (1,196,611)             (13,073,772)

Net increase (decrease)          (259,852)                   1,044,746              $ (3,004,387)

CLASS C Shares sold              340,998                     871,985                $ 3,982,553

Reinvestment of distributions    15,480                      22,987                  180,717

Shares redeemed                  (336,409)                   (337,753)               (3,917,477)

Net increase (decrease)          20,069                      557,219                $ 245,793

INSTITUTIONAL CLASS Shares       71,089                      103,836                $ 827,838
sold

Reinvestment of distributions    2,861                       7,731                   33,261

Shares redeemed                  (152,883)                   (116,192)               (1,771,479)

Net increase (decrease)          (78,933)                    (4,625)                $ (910,380)



                                DOLLARS

                                YEAR ENDED OCTOBER 31,

                                1999



CLASS A Shares sold             $ 6,989,179

Reinvestment of distributions    307,568

Shares redeemed                  (2,558,328)

Net increase (decrease)         $ 4,738,419

CLASS T Shares sold             $ 46,774,471

Reinvestment of distributions    10,221,698

Shares redeemed                  (82,551,608)

Net increase (decrease)         $ (25,555,439)

CLASS B Shares sold             $ 26,076,418

Reinvestment of distributions    1,407,504

Shares redeemed                  (14,568,680)

Net increase (decrease)         $ 12,915,242

CLASS C Shares sold             $ 10,752,375

Reinvestment of distributions    280,065

Shares redeemed                  (4,112,814)

Net increase (decrease)         $ 6,919,626

INSTITUTIONAL CLASS Shares      $ 1,286,178
sold

Reinvestment of distributions    93,765

Shares redeemed                  (1,423,625)

Net increase (decrease)         $ (43,682)


8. MERGER INFORMATION.

On May 25, 2000, Class A, Class T, Class B, Class C, and Institutional Class of the fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Intermediate Municipal Income Fund Class A, Class T, Class B, Class C, and Institutional Class, respectively. Each acquisition was approved by the shareholders of each class of Fidelity Advisor Intermediate Municipal Income Fund on April 19, 2000. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Class A's acquisition of Fidelity Advisor Intermediate Municipal Income Fund Class A was accomplished by an exchange of 314,140 shares of Class A for the 360,900 shares then outstanding of Fidelity Advisor Intermediate Municipal Income Fund Class A (each valued at $10.01). Class T's acquisition of Fidelity Advisor Intermediate Municipal Income Fund Class T was accomplished by an exchange of 3,316,008 shares of Class T for the 3,816,726 shares then outstanding of Fidelity Advisor Intermediate Municipal Income Fund Class T (each valued at $10.00). Class B's acquisition of Fidelity Advisor Intermediate Municipal Income Fund Class B was accomplished by an exchange of 776,254 shares of Class B for the 892,031 shares then outstanding of Fidelity Advisor Intermediate Municipal Income Fund Class B (each valued at $9.99). Class C's acquisition of Fidelity Advisor Intermediate Municipal Income Fund Class C was accomplished by an exchange of 114,599 shares of Class C for the 131,903 shares then outstanding of Fidelity Advisor Intermediate Municipal Income Fund Class C (each valued at $10.00). Institutional Class's acquisition of Fidelity Advisor Intermediate Municipal Income Fund Institutional Class was accomplished by an exchange of 420,609 shares of Institutional Class for the 482,017 shares then outstanding of Fidelity Advisor Intermediate Municipal Income Fund Institutional Class (each valued at $10.00).

Fidelity Advisor Intermediate Municipal Income Fund's net assets, including $1,412,949 of unrealized depreciation, were combined with the fund for total net assets after the acquisition of $438,952,773.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments Money
 Management, Inc.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Dwight D. Churchill, Vice President
Boyce I. Greer, Vice President
Christine J. Thompson, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

HIMI-SANN-0600  103944
1.703468.102

ADVISORY BOARD
J. Michael Cook
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Citibank, N.A.
New York, NY
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
Citibank, N.A.
New York, NY

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
HIGH YIELD
FUND - CLASS A, CLASS T, CLASS B
AND CLASS C

SEMIANNUAL REPORT
APRIL 30, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             21  The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    24  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           25  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  44  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 53  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

New indicators of accelerating inflation led to a sharp downturn in equity markets, as the Dow Jones Industrial Average, NASDAQ and S&P 500(Registered trademark) each suffered its worst single-session point decline in history on April 14. Volatility ruled the remainder of the month, with equity markets experiencing both strong rallies and broad sell-offs. Inflation-sensitive Treasuries experienced similar volatility, as prices for the bellwether 10-year note edged lower throughout the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR HIGH YIELD FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses during the periods shown, the past five year and the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000    PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV HIGH YIELD - CL A  0.87%          -3.89%       50.93%        242.82%

FIDELITY ADV HIGH YIELD - CL    -3.92%         -8.45%       43.76%        226.54%
A  (INCL. 4.75% SALES CHARGE)

ML High Yield Master II         0.25%          -2.75%       44.85%        189.63%

High Current Yield Funds        1.03%          -2.56%       40.76%        165.32%
Average


CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class A's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 370 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV HIGH YIELD - CL A  -3.89%       8.58%         13.11%

FIDELITY ADV HIGH YIELD - CL    -8.45%       7.53%         12.56%
A  (INCL. 4.75% SALES CHARGE)

ML High Yield Master II         -2.75%       7.69%         11.22%

High Current Yield Funds        -2.56%       7.01%         10.18%
Average

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             FA High Yield -CL A         ML High Yield Master II
             00258                       ML012
  1990/04/30       9525.00                    10000.00
  1990/05/31       9844.91                    10166.95
  1990/06/30      10125.90                    10425.14
  1990/07/31      10361.48                    10684.06
  1990/08/31      10107.12                    10195.40
  1990/09/30       9851.60                     9769.04
  1990/10/31       9622.27                     9489.77
  1990/11/30       9922.70                     9589.40
  1990/12/31      10124.03                     9735.10
  1991/01/31      10356.95                     9934.38
  1991/02/28      10951.30                    10796.22
  1991/03/31      11362.14                    11320.76
  1991/04/30      11708.13                    11722.14
  1991/05/31      11832.84                    11767.80
  1991/06/30      12150.52                    12027.77
  1991/07/31      12589.45                    12357.88
  1991/08/31      12752.87                    12639.01
  1991/09/30      12925.07                    12821.16
  1991/10/31      13439.78                    13256.24
  1991/11/30      13594.93                    13395.88
  1991/12/31      13661.83                    13548.45
  1992/01/31      14288.08                    14006.08
  1992/02/29      14879.54                    14356.15
  1992/03/31      15301.31                    14562.13
  1992/04/30      15440.56                    14637.61
  1992/05/31      15609.02                    14845.61
  1992/06/30      15844.63                    15025.17
  1992/07/31      16130.32                    15317.22
  1992/08/31      16428.58                    15512.30
  1992/09/30      16604.53                    15676.74
  1992/10/31      16391.21                    15470.76
  1992/11/30      16570.31                    15711.82
  1992/12/31      16816.28                    15911.82
  1993/01/31      17265.77                    16282.01
  1993/02/28      17643.97                    16573.25
  1993/03/31      18053.37                    16864.09
  1993/04/30      18156.20                    16979.81
  1993/05/31      18403.13                    17186.92
  1993/06/30      18852.21                    17521.39
  1993/07/31      19099.73                    17692.63
  1993/08/31      19248.48                    17859.10
  1993/09/30      19285.15                    17938.37
  1993/10/31      19746.07                    18270.50
  1993/11/30      19889.14                    18374.99
  1993/12/31      20255.12                    18568.21
  1994/01/31      20837.11                    18969.59
  1994/02/28      20751.54                    18837.79
  1994/03/31      20118.91                    18228.97
  1994/04/30      19894.79                    18002.21
  1994/05/31      20018.30                    17962.86
  1994/06/30      19981.37                    18044.96
  1994/07/31      20058.70                    18153.89
  1994/08/31      20202.22                    18297.82
  1994/09/30      20304.90                    18294.18
  1994/10/31      20267.78                    18342.42
  1994/11/30      19943.57                    18184.60
  1994/12/31      19952.55                    18376.20
  1995/01/31      20124.12                    18634.23
  1995/02/28      20772.00                    19231.50
  1995/03/31      20958.98                    19491.38
  1995/04/30      21635.36                    19985.21
  1995/05/31      22120.09                    20612.54
  1995/06/30      22073.40                    20751.13
  1995/07/31      22617.00                    21021.36
  1995/08/31      22745.16                    21131.66
  1995/09/30      23018.88                    21377.25
  1995/10/31      23319.09                    21557.94
  1995/11/30      23445.51                    21771.60
  1995/12/31      23797.61                    22136.38
  1996/01/31      24357.54                    22506.16
  1996/02/29      24686.03                    22574.93
  1996/03/31      24517.39                    22482.65
  1996/04/30      24805.37                    22514.16
  1996/05/31      24991.94                    22676.43
  1996/06/30      25029.90                    22766.77
  1996/07/31      25033.44                    22916.43
  1996/08/31      25391.43                    23195.96
  1996/09/30      26232.24                    23741.18
  1996/10/31      26295.36                    23947.25
  1996/11/30      26609.51                    24428.15
  1996/12/31      26918.59                    24631.22
  1997/01/31      27181.76                    24816.28
  1997/02/28      27710.97                    25197.78
  1997/03/31      26969.14                    24851.19
  1997/04/30      27157.58                    25169.82
  1997/05/31      27957.88                    25699.77
  1997/06/30      28465.53                    26096.96
  1997/07/31      29414.32                    26788.69
  1997/08/31      29558.58                    26756.45
  1997/09/30      30600.84                    27237.75
  1997/10/31      30287.51                    27376.83
  1997/11/30      30569.18                    27620.71
  1997/12/31      30976.26                    27898.86
  1998/01/31      31807.49                    28343.47
  1998/02/28      32178.24                    28458.31
  1998/03/31      32824.45                    28728.62
  1998/04/30      32842.72                    28852.01
  1998/05/31      32614.00                    29025.51
  1998/06/30      32663.65                    29175.41
  1998/07/31      32924.25                    29361.36
  1998/08/31      29354.49                    27879.22
  1998/09/30      29488.42                    27951.79
  1998/10/31      28910.06                    27348.62
  1998/11/30      30930.14                    28774.19
  1998/12/31      30844.98                    28722.64
  1999/01/31      31894.14                    29110.28
  1999/02/28      31689.88                    28912.22
  1999/03/31      32640.53                    29248.06
  1999/04/30      33974.74                    29783.19
  1999/05/31      33141.89                    29509.97
  1999/06/30      33061.56                    29436.83
  1999/07/31      32879.40                    29476.43
  1999/08/31      32574.12                    29164.99
  1999/09/30      32241.10                    29048.06
  1999/10/31      32373.14                    28890.40
  1999/11/30      33024.38                    29267.13
  1999/12/31      33483.92                    29443.78
  2000/01/31      33152.26                    29331.05
  2000/02/29      33670.02                    29393.76
  2000/03/31      33197.07                    28962.32
  2000/04/28      32653.67                    28962.72
IMATRL PRASUN   SHR__CHT 20000430 20000526 131813 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Class A on April 30, 1990, and the current 4.75% sales charge was paid. As the chart shows, by April 30, 2000, the value of the investment would have grown to $32,654 - a 226.54% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $28,963 - a 189.63% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,                   SEPTEMBER 3, 1996
                                                                                        (COMMENCEMENT OF SALE OF
                                                                                        CLASS A SHARES) TO OCTOBER 31,

                  2000                        1999                     1998     1997    1996

Dividend returns  4.11%                       10.58%                   7.65%    9.54%   1.17%

Capital returns   -3.24%                       1.40%                   -12.20%   5.64%  2.41%

Total returns     0.87%                       11.98%                   -4.55%   15.18%  3.58%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 2000   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            7.96(cents)   46.38(cents)   93.55(cents) A

Annualized dividend rate       8.97%         8.31%          8.24%

30-day annualized yield        10.66%        -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.80 over the past one month, $11.19 over the past six months and $11.36 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 4.75% sales charge.

A NON-TAXABLE DIVIDENDS: DIVIDENDS PAID ARE BASED ON THE CLASS'
INVESTMENT INCOME AT THE TIME OF DISTRIBUTION. DIVIDENDS OF
APPROXIMATELY 4.9(CENTS) PER SHARE PAID DURING 1999 WERE A NON-TAXABLE RETURN OF CAPITAL.

FIDELITY ADVISOR HIGH YIELD FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses during the periods shown, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000    PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV HIGH YIELD - CL T  0.73%          -4.05%       50.76%        242.45%

FIDELITY ADV HIGH YIELD - CL    -2.80%         -7.41%       45.49%        230.46%
T  (INCL. 3.50% SALES CHARGE)

ML High Yield Master II         0.25%          -2.75%       44.85%        189.63%

High Current Yield Funds        1.03%          -2.56%       40.76%        165.32%
Average


CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class T's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 370 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV HIGH YIELD - CL T  -4.05%       8.56%         13.10%

FIDELITY ADV HIGH YIELD - CL    -7.41%       7.79%         12.70%
T  (INCL. 3.50% SALES CHARGE)

ML High Yield Master II         -2.75%       7.69%         11.22%

High Current Yield Funds        -2.56%       7.01%         10.18%
Average

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             FA High Yield -CL T         ML High Yield Master II
             00165                       ML012
  1990/04/30       9650.00                    10000.00
  1990/05/31       9974.10                    10166.95
  1990/06/30      10258.78                    10425.14
  1990/07/31      10497.46                    10684.06
  1990/08/31      10239.76                    10195.40
  1990/09/30       9980.88                     9769.04
  1990/10/31       9748.54                     9489.77
  1990/11/30      10052.91                     9589.40
  1990/12/31      10256.90                     9735.10
  1991/01/31      10492.87                     9934.38
  1991/02/28      11095.02                    10796.22
  1991/03/31      11511.25                    11320.76
  1991/04/30      11861.78                    11722.14
  1991/05/31      11988.12                    11767.80
  1991/06/30      12309.97                    12027.77
  1991/07/31      12754.67                    12357.88
  1991/08/31      12920.23                    12639.01
  1991/09/30      13094.69                    12821.16
  1991/10/31      13616.15                    13256.24
  1991/11/30      13773.34                    13395.88
  1991/12/31      13841.12                    13548.45
  1992/01/31      14475.58                    14006.08
  1992/02/29      15074.81                    14356.15
  1992/03/31      15502.12                    14562.13
  1992/04/30      15643.19                    14637.61
  1992/05/31      15813.87                    14845.61
  1992/06/30      16052.57                    15025.17
  1992/07/31      16342.00                    15317.22
  1992/08/31      16644.18                    15512.30
  1992/09/30      16822.43                    15676.74
  1992/10/31      16606.32                    15470.76
  1992/11/30      16787.77                    15711.82
  1992/12/31      17036.97                    15911.82
  1993/01/31      17492.36                    16282.01
  1993/02/28      17875.52                    16573.25
  1993/03/31      18290.29                    16864.09
  1993/04/30      18394.47                    16979.81
  1993/05/31      18644.64                    17186.92
  1993/06/30      19099.61                    17521.39
  1993/07/31      19350.39                    17692.63
  1993/08/31      19501.08                    17859.10
  1993/09/30      19538.24                    17938.37
  1993/10/31      20005.21                    18270.50
  1993/11/30      20150.16                    18374.99
  1993/12/31      20520.94                    18568.21
  1994/01/31      21110.56                    18969.59
  1994/02/28      21023.87                    18837.79
  1994/03/31      20382.94                    18228.97
  1994/04/30      20155.88                    18002.21
  1994/05/31      20281.01                    17962.86
  1994/06/30      20243.59                    18044.96
  1994/07/31      20321.94                    18153.89
  1994/08/31      20467.34                    18297.82
  1994/09/30      20571.37                    18294.18
  1994/10/31      20533.76                    18342.42
  1994/11/30      20205.30                    18184.60
  1994/12/31      20214.40                    18376.20
  1995/01/31      20388.22                    18634.23
  1995/02/28      21044.60                    19231.50
  1995/03/31      21234.03                    19491.38
  1995/04/30      21919.29                    19985.21
  1995/05/31      22410.38                    20612.54
  1995/06/30      22363.08                    20751.13
  1995/07/31      22913.81                    21021.36
  1995/08/31      23043.65                    21131.66
  1995/09/30      23320.96                    21377.25
  1995/10/31      23625.11                    21557.94
  1995/11/30      23753.19                    21771.60
  1995/12/31      24109.91                    22136.38
  1996/01/31      24677.19                    22506.16
  1996/02/29      25010.00                    22574.93
  1996/03/31      24839.14                    22482.65
  1996/04/30      25130.90                    22514.16
  1996/05/31      25319.92                    22676.43
  1996/06/30      25358.38                    22766.77
  1996/07/31      25361.96                    22916.43
  1996/08/31      25724.65                    23195.96
  1996/09/30      26588.36                    23741.18
  1996/10/31      26677.34                    23947.25
  1996/11/30      26999.02                    24428.15
  1996/12/31      27307.60                    24631.22
  1997/01/31      27596.24                    24816.28
  1997/02/28      28111.94                    25197.78
  1997/03/31      27342.02                    24851.19
  1997/04/30      27559.82                    25169.82
  1997/05/31      28353.57                    25699.77
  1997/06/30      28869.34                    26096.96
  1997/07/31      29832.31                    26788.69
  1997/08/31      30002.35                    26756.45
  1997/09/30      31057.85                    27237.75
  1997/10/31      30734.78                    27376.83
  1997/11/30      31016.14                    27620.71
  1997/12/31      31427.69                    27898.86
  1998/01/31      32267.56                    28343.47
  1998/02/28      32643.02                    28458.31
  1998/03/31      33321.15                    28728.62
  1998/04/30      33336.67                    28852.01
  1998/05/31      33077.77                    29025.51
  1998/06/30      33125.05                    29175.41
  1998/07/31      33386.41                    29361.36
  1998/08/31      29766.44                    27879.22
  1998/09/30      29899.42                    27951.79
  1998/10/31      29338.61                    27348.62
  1998/11/30      31380.80                    28774.19
  1998/12/31      31288.63                    28722.64
  1999/01/31      32346.97                    29110.28
  1999/02/28      32136.17                    28912.22
  1999/03/31      33064.90                    29248.06
  1999/04/30      34442.39                    29783.19
  1999/05/31      33598.38                    29509.97
  1999/06/30      33514.59                    29436.83
  1999/07/31      33328.00                    29476.43
  1999/08/31      33016.46                    29164.99
  1999/09/30      32677.17                    29048.06
  1999/10/31      32808.48                    28890.40
  1999/11/30      33434.98                    29267.13
  1999/12/31      33926.63                    29443.78
  2000/01/31      33588.96                    29331.05
  2000/02/29      34109.64                    29393.76
  2000/03/31      33628.93                    28962.32
  2000/04/28      33046.35                    28962.72
IMATRL PRASUN   SHR__CHT 20000430 20000526 132419 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Class T on April 30, 1990, and the current 3.50% sales charge was paid. As the chart shows, by April 30, 2000, the value of the investment would have grown to $33,046 - a 230.46% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $28,963 - a 189.63% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,   YEARS ENDED OCTOBER 31,

                  2000                         1999         1998      1997    1996    1995


Dividend returns  4.05%                        10.43%       7.57%     9.57%   9.56%   8.90%

Capital returns   -3.32%                       1.40%        -12.11%   5.64%   3.36%   6.15%

Total returns     0.73%                        11.83%       -4.54%   15.21%  12.92%  15.05%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 2000   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            7.87(cents)   45.85(cents)   92.56(cents) A

Annualized dividend rate       8.85%         8.20%          8.13%

30-day annualized yield        10.69%        -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.82 over the past one month, $11.21 over the past six months and $11.38 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 3.50% sales charge.

A NON-TAXABLE DIVIDENDS: DIVIDENDS PAID ARE BASED ON THE CLASS'
INVESTMENT INCOME AT THE TIME OF DISTRIBUTION. DIVIDENDS OF
APPROXIMATELY 4.8(CENTS) PER SHARE PAID DURING 1999 WERE A NON-TAXABLE RETURN OF CAPITAL.

FIDELITY ADVISOR HIGH YIELD FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past six month, past one year, past five year and past 10 year total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses during the periods shown, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000    PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV HIGH YIELD - CL B  0.49%          -4.62%       45.85%        228.13%

FIDELITY ADV HIGH YIELD - CL    -4.35%         -9.04%       43.98%        228.13%
B  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

ML High Yield Master II         0.25%          -2.75%       44.85%        189.63%

High Current Yield Funds        1.03%          -2.56%       40.76%        165.32%
Average


CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class B's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 370 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV HIGH YIELD - CL B  -4.62%       7.84%         12.62%

FIDELITY ADV HIGH YIELD - CL    -9.04%       7.56%         12.62%
B  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

ML High Yield Master II         -2.75%       7.69%         11.22%

High Current Yield Funds        -2.56%       7.01%         10.18%
Average

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             FA High Yield -CL B         ML High Yield Master II
             00665                       ML012
  1990/04/30      10000.00                    10000.00
  1990/05/31      10335.86                    10166.95
  1990/06/30      10630.86                    10425.14
  1990/07/31      10878.20                    10684.06
  1990/08/31      10611.15                    10195.40
  1990/09/30      10342.88                     9769.04
  1990/10/31      10102.12                     9489.77
  1990/11/30      10417.53                     9589.40
  1990/12/31      10628.91                     9735.10
  1991/01/31      10873.44                     9934.38
  1991/02/28      11497.43                    10796.22
  1991/03/31      11928.76                    11320.76
  1991/04/30      12292.00                    11722.14
  1991/05/31      12422.92                    11767.80
  1991/06/30      12756.45                    12027.77
  1991/07/31      13217.27                    12357.88
  1991/08/31      13388.84                    12639.01
  1991/09/30      13569.63                    12821.16
  1991/10/31      14110.00                    13256.24
  1991/11/30      14272.89                    13395.88
  1991/12/31      14343.12                    13548.45
  1992/01/31      15000.61                    14006.08
  1992/02/29      15621.56                    14356.15
  1992/03/31      16064.37                    14562.13
  1992/04/30      16210.56                    14637.61
  1992/05/31      16387.43                    14845.61
  1992/06/30      16634.79                    15025.17
  1992/07/31      16934.72                    15317.22
  1992/08/31      17247.85                    15512.30
  1992/09/30      17432.57                    15676.74
  1992/10/31      17208.62                    15470.76
  1992/11/30      17396.65                    15711.82
  1992/12/31      17654.89                    15911.82
  1993/01/31      18126.80                    16282.01
  1993/02/28      18523.85                    16573.25
  1993/03/31      18953.67                    16864.09
  1993/04/30      19061.63                    16979.81
  1993/05/31      19320.87                    17186.92
  1993/06/30      19792.35                    17521.39
  1993/07/31      20052.21                    17692.63
  1993/08/31      20208.38                    17859.10
  1993/09/30      20246.88                    17938.37
  1993/10/31      20730.78                    18270.50
  1993/11/30      20880.99                    18374.99
  1993/12/31      21265.22                    18568.21
  1994/01/31      21876.23                    18969.59
  1994/02/28      21786.39                    18837.79
  1994/03/31      21122.22                    18228.97
  1994/04/30      20886.92                    18002.21
  1994/05/31      21016.59                    17962.86
  1994/06/30      20977.81                    18044.96
  1994/07/31      21023.78                    18153.89
  1994/08/31      21155.34                    18297.82
  1994/09/30      21246.39                    18294.18
  1994/10/31      21173.96                    18342.42
  1994/11/30      20839.92                    18184.60
  1994/12/31      20816.07                    18376.20
  1995/01/31      20981.93                    18634.23
  1995/02/28      21644.60                    19231.50
  1995/03/31      21826.16                    19491.38
  1995/04/30      22497.97                    19985.21
  1995/05/31      23007.62                    20612.54
  1995/06/30      22944.15                    20751.13
  1995/07/31      23475.68                    21021.36
  1995/08/31      23615.40                    21131.66
  1995/09/30      23866.21                    21377.25
  1995/10/31      24164.41                    21557.94
  1995/11/30      24261.63                    21771.60
  1995/12/31      24633.11                    22136.38
  1996/01/31      25177.92                    22506.16
  1996/02/29      25502.97                    22574.93
  1996/03/31      25313.60                    22482.65
  1996/04/30      25598.74                    22514.16
  1996/05/31      25799.95                    22676.43
  1996/06/30      25803.01                    22766.77
  1996/07/31      25813.16                    22916.43
  1996/08/31      26146.25                    23195.96
  1996/09/30      27011.70                    23741.18
  1996/10/31      27088.12                    23947.25
  1996/11/30      27379.19                    24428.15
  1996/12/31      27700.90                    24631.22
  1997/01/31      27979.94                    24816.28
  1997/02/28      28488.66                    25197.78
  1997/03/31      27691.03                    24851.19
  1997/04/30      27896.93                    25169.82
  1997/05/31      28663.54                    25699.77
  1997/06/30      29194.15                    26096.96
  1997/07/31      30153.44                    26788.69
  1997/08/31      30286.05                    26756.45
  1997/09/30      31338.35                    27237.75
  1997/10/31      30973.54                    27376.83
  1997/11/30      31268.00                    27620.71
  1997/12/31      31666.99                    27898.86
  1998/01/31      32498.69                    28343.47
  1998/02/28      32859.76                    28458.31
  1998/03/31      33501.21                    28728.62
  1998/04/30      33498.58                    28852.01
  1998/05/31      33244.13                    29025.51
  1998/06/30      33274.26                    29175.41
  1998/07/31      33519.48                    29361.36
  1998/08/31      29882.21                    27879.22
  1998/09/30      29974.48                    27951.79
  1998/10/31      29392.94                    27348.62
  1998/11/30      31430.82                    28774.19
  1998/12/31      31327.01                    28722.64
  1999/01/31      32346.31                    29110.28
  1999/02/28      32119.61                    28912.22
  1999/03/31      33067.63                    29248.06
  1999/04/30      34402.26                    29783.19
  1999/05/31      33564.63                    29509.97
  1999/06/30      33462.58                    29436.83
  1999/07/31      33228.53                    29476.43
  1999/08/31      32898.67                    29164.99
  1999/09/30      32541.19                    29048.06
  1999/10/31      32654.64                    28890.40
  1999/11/30      33292.32                    29267.13
  1999/12/31      33765.19                    29443.78
  2000/01/31      33409.83                    29331.05
  2000/02/29      33881.31                    29393.76
  2000/03/31      33412.82                    28962.32
  2000/04/28      32813.43                    28962.72
IMATRL PRASUN   SHR__CHT 20000430 20000526 134706 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Class B on April 30, 1990. As the chart shows, by April 30, 2000, the value of the investment would have grown to $32,813 - a 228.13% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $28,963 - a 189.63% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                   SIX MONTHS ENDED APRIL 30,   YEARS ENDED OCTOBER 31,

                   2000                         1999    1998      1997    1996    1995


Dividend  returns  3.74%                        9.79%   6.98%     8.85%   8.82%   8.05%

Capital returns    -3.25%                       1.31%   -12.08%   5.49%   3.28%   6.07%

Total returns      0.49%                        11.10%  -5.10%    14.34%  12.10%  14.12%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effects of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 2000   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            7.27(cents)   42.16(cents)   85.06(cents) A

Annualized dividend rate       8.21%         7.57%          7.51%

30-day annualized yield        10.45%        -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.78 over the past one month, $11.17 over the past six months, and $11.33 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

A NON-TAXABLE DIVIDENDS: DIVIDENDS PAID ARE BASED ON THE CLASS'
INVESTMENT INCOME AT THE TIME OF DISTRIBUTION. DIVIDENDS OF
APPROXIMATELY 4.5(CENTS) PER SHARE PAID DURING 1999 WERE A NON-TAXABLE RETURN OF CAPITAL.

FIDELITY ADVISOR HIGH YIELD FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between June 30, 1994 and November 3, 1997 are those of Class B and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T and reflect Class T shares' 0.25% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns between January 1, 1996 and November 3, 1997 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past six month, past one year, past five year and past 10 year total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses during the periods shown, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000    PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV HIGH YIELD - CL C  0.44%          -4.70%       45.33%        226.96%

FIDELITY ADV HIGH YIELD - CL    -0.53%         -5.59%       45.33%        226.96%
C  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

ML High Yield Master II         0.25%          -2.75%       44.85%        189.63%

High Current Yield Funds        1.03%          -2.56%       40.76%        165.32%
Average


CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class C's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 370 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV HIGH YIELD - CL C  -4.70%       7.76%         12.58%

FIDELITY ADV HIGH YIELD - CL    -5.59%       7.76%         12.58%
C  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

ML High Yield Master II         -2.75%       7.69%         11.22%

High Current Yield Funds        -2.56%       7.01%         10.18%
Average

AVERAGE ANNUAL TOTAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             FA High Yield -CL C         ML High Yield Master II
             00521                       ML012
  1990/04/30      10000.00                    10000.00
  1990/05/31      10335.86                    10166.95
  1990/06/30      10630.86                    10425.14
  1990/07/31      10878.20                    10684.06
  1990/08/31      10611.15                    10195.40
  1990/09/30      10342.88                     9769.04
  1990/10/31      10102.12                     9489.77
  1990/11/30      10417.53                     9589.40
  1990/12/31      10628.91                     9735.10
  1991/01/31      10873.44                     9934.38
  1991/02/28      11497.43                    10796.22
  1991/03/31      11928.76                    11320.76
  1991/04/30      12292.00                    11722.14
  1991/05/31      12422.92                    11767.80
  1991/06/30      12756.45                    12027.77
  1991/07/31      13217.27                    12357.88
  1991/08/31      13388.84                    12639.01
  1991/09/30      13569.63                    12821.16
  1991/10/31      14110.00                    13256.24
  1991/11/30      14272.89                    13395.88
  1991/12/31      14343.12                    13548.45
  1992/01/31      15000.61                    14006.08
  1992/02/29      15621.56                    14356.15
  1992/03/31      16064.37                    14562.13
  1992/04/30      16210.56                    14637.61
  1992/05/31      16387.43                    14845.61
  1992/06/30      16634.79                    15025.17
  1992/07/31      16934.72                    15317.22
  1992/08/31      17247.85                    15512.30
  1992/09/30      17432.57                    15676.74
  1992/10/31      17208.62                    15470.76
  1992/11/30      17396.65                    15711.82
  1992/12/31      17654.89                    15911.82
  1993/01/31      18126.80                    16282.01
  1993/02/28      18523.85                    16573.25
  1993/03/31      18953.67                    16864.09
  1993/04/30      19061.63                    16979.81
  1993/05/31      19320.87                    17186.92
  1993/06/30      19792.35                    17521.39
  1993/07/31      20052.21                    17692.63
  1993/08/31      20208.38                    17859.10
  1993/09/30      20246.88                    17938.37
  1993/10/31      20730.78                    18270.50
  1993/11/30      20880.99                    18374.99
  1993/12/31      21265.22                    18568.21
  1994/01/31      21876.23                    18969.59
  1994/02/28      21786.39                    18837.79
  1994/03/31      21122.22                    18228.97
  1994/04/30      20886.92                    18002.21
  1994/05/31      21016.59                    17962.86
  1994/06/30      20977.81                    18044.96
  1994/07/31      21023.78                    18153.89
  1994/08/31      21155.34                    18297.82
  1994/09/30      21246.39                    18294.18
  1994/10/31      21173.96                    18342.42
  1994/11/30      20839.92                    18184.60
  1994/12/31      20816.07                    18376.20
  1995/01/31      20981.93                    18634.23
  1995/02/28      21644.60                    19231.50
  1995/03/31      21826.16                    19491.38
  1995/04/30      22497.97                    19985.21
  1995/05/31      23007.62                    20612.54
  1995/06/30      22944.15                    20751.13
  1995/07/31      23475.68                    21021.36
  1995/08/31      23615.40                    21131.66
  1995/09/30      23866.21                    21377.25
  1995/10/31      24164.41                    21557.94
  1995/11/30      24261.63                    21771.60
  1995/12/31      24633.11                    22136.38
  1996/01/31      25177.92                    22506.16
  1996/02/29      25502.97                    22574.93
  1996/03/31      25313.60                    22482.65
  1996/04/30      25598.74                    22514.16
  1996/05/31      25799.95                    22676.43
  1996/06/30      25803.01                    22766.77
  1996/07/31      25813.16                    22916.43
  1996/08/31      26146.25                    23195.96
  1996/09/30      27011.70                    23741.18
  1996/10/31      27088.12                    23947.25
  1996/11/30      27379.19                    24428.15
  1996/12/31      27700.90                    24631.22
  1997/01/31      27979.94                    24816.28
  1997/02/28      28488.66                    25197.78
  1997/03/31      27691.03                    24851.19
  1997/04/30      27896.93                    25169.82
  1997/05/31      28663.54                    25699.77
  1997/06/30      29194.15                    26096.96
  1997/07/31      30153.44                    26788.69
  1997/08/31      30286.05                    26756.45
  1997/09/30      31338.35                    27237.75
  1997/10/31      30973.54                    27376.83
  1997/11/30      31257.20                    27620.71
  1997/12/31      31624.36                    27898.86
  1998/01/31      32472.33                    28343.47
  1998/02/28      32806.90                    28458.31
  1998/03/31      33471.75                    28728.62
  1998/04/30      33438.33                    28852.01
  1998/05/31      33174.19                    29025.51
  1998/06/30      33201.29                    29175.41
  1998/07/31      33443.49                    29361.36
  1998/08/31      29792.98                    27879.22
  1998/09/30      29907.51                    27951.79
  1998/10/31      29326.82                    27348.62
  1998/11/30      31355.91                    28774.19
  1998/12/31      31254.85                    28722.64
  1999/01/31      32269.07                    29110.28
  1999/02/28      32069.24                    28912.22
  1999/03/31      32984.09                    29248.06
  1999/04/30      34309.26                    29783.19
  1999/05/31      33471.12                    29509.97
  1999/06/30      33366.99                    29436.83
  1999/07/31      33131.66                    29476.43
  1999/08/31      32800.32                    29164.99
  1999/09/30      32442.31                    29048.06
  1999/10/31      32552.77                    28890.40
  1999/11/30      33185.11                    29267.13
  1999/12/31      33653.42                    29443.78
  2000/01/31      33297.11                    29331.05
  2000/02/29      33763.21                    29393.76
  2000/03/31      33295.09                    28962.32
  2000/04/28      32695.58                    28962.72
IMATRL PRASUN   SHR__CHT 20000430 20000526 140125 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Class C on April 30, 1990. As the chart shows, by April 30, 2000, the value of the investment would have grown to $32,696 - a 226.96% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $28,963 - a 189.63% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,     YEAR ENDED OCTOBER 31,    NOVEMBER 3, 1997
                                                                           (COMMENCEMENT OF SALE OF
                                                                           CLASS C SHARES) TO OCTOBER 31,

                  2000                           1999                       1998


Dividend returns  3.68%                          9.69%                      6.74%

Capital returns   -3.24%                         1.31%                      -12.47%

Total returns     0.44%                          11.00%                     -5.73%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 2000   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            7.16(cents)   41.64(cents)   83.96(cents) A

Annualized dividend rate       8.07%         7.46%          7.40%

30-day annualized yield        10.32%        -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.80 over the past one month, $11.19 over the past six months and $11.35 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge.

A NON-TAXABLE DIVIDENDS: DIVIDENDS PAID ARE BASED ON THE CLASS'
INVESTMENT INCOME AT THE TIME OF DISTRIBUTION. DIVIDENDS OF
APPROXIMATELY 4.5(CENTS) PER SHARE PAID DURING 1999 WERE A NON-TAXABLE RETURN OF CAPITAL.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

The high-yield bond market eked
out a positive return over the past
six months ending April 30, 2000,
despite facing numerous obstacles
along the way, including widening
credit spreads, competition from the
high-flying NASDAQ market and
negative outflows from high-yield
mutual funds. For the six-month
period ending April 30, 2000, the
Merrill Lynch High Yield Master II
Index - a broad measure of the
high-yield market - had a
marginal gain of 0.25%. A
short-lived rally in the fourth
quarter of 1999 was responsible
for the majority of this positive
performance, as investor sentiment
was geared toward more
aggressive investment
opportunities. Still, the high-yield
sector lost a good portion of its
inflows to the technology-rich
NASDAQ market's double- and
triple-digit gains during the period.
And when the NASDAQ faltered in
March and April of 2000, the
high-yield market tumbled as well.
Restrictive monetary policy by the
Federal Reserve Board, which hiked
interest rates three times during the
six-month period, also put a
damper on high-yield bond
performance, as did widening
credit spreads, or the premium that
investors demand for higher
perceived levels of risk versus
Treasury securities. For the period,
the high-yield sector trailed the
performance of the overall U.S.
taxable bond market, as
measured by the Lehman Brothers
Aggregate Bond Index, which
gained 1.42% during the past six
months.

(photograph of Margaret Eagle)

An interview with Margaret Eagle, Portfolio Manager of Fidelity
Advisor High Yield Fund

Q. HOW DID THE FUND PERFORM, MARGARET?

A. For the six-month period that ended April 30, 2000, the fund's Class A, Class T, Class B and Class C shares provided total returns of 0.87%, 0.73%, 0.49% and 0.44%, respectively. To get a sense of how the fund did relative to its competitors, the high current yield funds average returned 1.03% for the same six-month period, according to Lipper Inc. The Merrill Lynch High Yield Master II Index returned 0.25%. For the 12-month period that ended April 30, 2000, the fund's Class A, Class T, Class B and Class C shares returned -3.89%, -4.05%, -4.62% and -4.70%, respectively. That compared to the -2.56% return for the high current yield funds average and the -2.75% return of the Merrill Lynch index.

Q. WHY DID THE FUND LAG ITS LIPPER PEER GROUP WHILE BEATING THE
MERRILL LYNCH INDEX DURING THE PAST SIX MONTHS?

A. Unfortunately, a few of the fund's holdings had a fairly tough go of it during the past six months and detracted from the fund's performance relative to its peers. Supermarket chains Jitney Jungle and Pathmark were two of the biggest disappointments. The business prospects for Jitney Jungle continued to deteriorate, while Pathmark suffered when a proposed acquisition of the company fell through. Movie theater chains Regal Cinema and AMC performed poorly in response to perceptions that the industry was overbuilt. Finally, holdings in Allied Waste suffered in sympathy with the woes of its chief competitor, even though Allied didn't experience similar problems. What helped the fund outpace the Merrill Lynch index, on the other hand, was its holdings in cable and telecommunications companies.

Q. WHAT WAS TROUBLING THE HIGH-YIELD MARKET?

A. There were a number of factors. First, the technical backdrop was not very favorable. By that I mean that the high-yield market didn't attract a lot of new investment at a time when supply was pretty heavy. Although new supply has abated somewhat toward the end of the period, it still exceeded rather tepid demand. Rising interest rates also were a concern. Although the high-yield market traditionally is not as sensitive to rising rates as other fixed-income investments, this time climbing rates were enough to curtail investor interest in high-yield securities. Those technical factors overwhelmed the more fundamental positives of a strong economy and a seemingly abating default rate among high-yield bonds.

Q. WHAT FUELED THE RELATIVELY STRONG PERFORMANCE OF THE CABLE AND
TELECOM HOLDINGS?

A. Technological advancements, the introduction of more appealing products, continued strong demand, and a wave of merger and acquisition activity were some of the primary factors behind the strong performance of the cable and telecom sectors. Our stock and bond holdings in cable company EchoStar, for example, were driven higher in response to strong subscriber growth, the addition of new channels and the company's new Internet service. Similar developments boosted other European cable holdings such as NTL. The fund also benefited from cable holdings Falcon and Golden Sky, both of which were the target of acquisitions during the period. Being acquired also helped some of our telecom holdings, namely Splitrock, Concentric, IXC and Esat Telecom. Direct satellite broadcast company WinStar, which offered to buy back its debt at a very attractive level, was another strong performer.

Q. WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO DURING THE PAST SIX
MONTHS?

A. To help mitigate the effects of rising interest rates, I recently began to reduce the fund's stake in securities with a credit quality rating higher than B, because they tend to be the most sensitive to interest-rate changes. At the same time, I reduced the fund's exposure to the lowest-quality tiers in order to maintain the overall credit quality of the fund.

Q. WHAT'S YOUR OUTLOOK?

A. From a valuation standpoint, high-yield bonds look attractive when viewed from a historical perspective. Spreads on high-yield bonds - the amount of yield investors demanded over Treasury bond yields - are quite wide. In fact, they're as wide as they've been since the autumn of 1998 when investors were concerned that global economic and financial market difficulties would spell trouble for the high-yield market. To the extent that investors embrace the value that high-yield bonds offer and as long as the economy is on track to achieve a soft landing, they could perform well.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks a combination of
a high level of income and
potential for capital gains

START DATE: January 5, 1987

SIZE: as of April 30, 2000,
more than $3.9 billion

MANAGER: Margaret Eagle,
since 1987; joined Fidelity
in 1980

MARGARET EAGLE ON THE
PROSPECTS FOR
TELECOMMUNICATIONS
COMPANIES:

"In my view, telecommunications
companies offer some of the best
opportunities available in the
high-yield market today. In
addition to building out the
infrastructure that will define
communications over the next
decade, one of the telecom
sector's most exciting areas of
growth is providing Internet services
such as Web-hosting for commercial
applications.

"While recent stock market
volatility has raised concerns
about these companies' ability to
fund their growth plans, I
generally emphasize
telecommunications companies
that have sufficient funds to
sustain their build-out plans until
2001. Many of these companies took
advantage of strong stock market
conditions in early 2000 to raise
additional equity. At the end of the
period, telecommunications
companies made up
approximately 34% of the fund's
net assets, which is a reflection of
my conviction about the strength
of the telecom sector."

NOTE TO SHAREHOLDERS:
Effective June 1, 2000, Tom Soviero
became Portfolio Manager of
Fidelity Advisor High Yield Fund.


INVESTMENT CHANGES





TOP FIVE HOLDINGS AS OF APRIL
30, 2000

(BY ISSUER, EXCLUDING CASH       % OF FUND'S NET ASSETS   % OF FUND'S NET ASSETS 6
EQUIVALENTS)                                              MONTHS AGO

WinStar Communications, Inc.      3.3                      2.3

United Pan-Europe                 2.5                      1.2
Communications NV

Intermedia Communications, Inc.   2.5                      2.0

EchoStar Communications Corp.     2.4                      1.6

CSC Holdings, Inc.                2.1                      2.0

                                  12.8                     9.1

TOP FIVE MARKET SECTORS AS OF
APRIL 30, 2000

                                 % OF FUND'S NET ASSETS   % OF FUND'S NET ASSETS 6
                                                          MONTHS AGO

Media & Leisure                   29.6                     33.1

Utilities                         28.9                     26.8

Basic Industries                  8.3                      8.0

Technology                        7.6                      3.8

Energy                            4.2                      5.4

QUALITY DIVERSIFICATION AS OF
APRIL 30, 2000

(MOODY'S RATINGS)                % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6
                                                          MONTHS AGO

Aaa, Aa, A                        0.5                      0.0

Baa                               0.5                      0.6

Ba                                5.1                      8.0

B                                 55.2                     53.1

Caa, Ca, C                        13.5                     13.7

D                                 0.2                      0.0

Not Rated                         5.6                      5.4


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT APRIL 30, 2000 AND OCTOBER 31, 1999 ACCOUNT FOR 5.6% AND 5.4 % RESPECTIVELY OF THE FUND'S INVESTMENTS.

ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF APRIL 30, 2000  *                                       AS OF OCTOBER 31, 1999  **

Nonconvertible  Bonds           77.4%                         Nonconvertible  Bonds                  77.6%

Convertible Bonds, Preferred                                  Convertible Bonds, Preferred
Stocks                          11.2%                         Stocks                                 12.4%

Common Stocks                    4.7%                         Common Stocks                           3.9%

Other Investments                1.3%                         Other Investments                       1.4%

Short-Term  Investments and                                   Short-Term  Investments and
Net Other Assets                 5.4%                         Net Other Assets                        4.7%

* FOREIGN  INVESTMENTS          12.6%                         ** FOREIGN  INVESTMENTS                 8.8%

Row: 1, Col: 1, Value: 77.40000000000001                      Row: 1, Col: 1, Value: 77.59999999999999
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 11.2                                   Row: 1, Col: 3, Value: 12.4
Row: 1, Col: 4, Value: 0.0                                    Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 4.7                                    Row: 1, Col: 5, Value: 3.9
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 1.3                                    Row: 1, Col: 7, Value: 1.4
Row: 1, Col: 8, Value: 5.4                                    Row: 1, Col: 8, Value: 4.7







INVESTMENTS APRIL 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets



CORPORATE BONDS - 78.1%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CONVERTIBLE BONDS - 0.7%

CONSTRUCTION & REAL ESTATE -
0.3%

REAL ESTATE INVESTMENT TRUSTS
- 0.3%

Rockefeller Center                -         $ 12,700                             $ 10,668
Properties, Inc. 0% 12/31/00

HEALTH - 0.4%

MEDICAL FACILITIES MANAGEMENT
- 0.4%

Total Renal Care Holdings,
Inc.:

7% 5/15/09                        B1         2,000                                1,100

7% 5/15/09 (e)                    B3         24,020                               13,451

                                                                                  14,551

MEDIA & LEISURE - 0.0%

RESTAURANTS - 0.0%

CKE Restaurants, Inc. 4.25%       B1         5,740                                2,332
3/15/04

TOTAL CONVERTIBLE BONDS                                                           27,551

NONCONVERTIBLE BONDS - 77.4%

BASIC INDUSTRIES - 8.2%

CHEMICALS & PLASTICS - 4.6%

Avecia Group PLC 11% 7/1/09       B2         28,890                               29,251

Huntsman Corp. 9.5% 7/1/07 (e)    B2         37,590                               34,207

Huntsman ICI Chemicals LLC        B2         23,790                               23,731
10.125% 7/1/09

Lyondell Chemical Co.:

9.625% 5/1/07                     Ba3        7,905                                7,786

9.875% 5/1/07                     Ba3        32,710                               32,219

10.875% 5/1/09                    B2         42,730                               42,089

Sterling Chemicals, Inc.:

11.25% 4/1/07                     Caa3       8,180                                6,871

11.75% 8/15/06                    Caa3       5,035                                4,406

                                                                                  180,560

PACKAGING & CONTAINERS - 1.6%

Gaylord Container Corp.:

9.375% 6/15/07                    Caa1       17,510                               15,365

9.75% 6/15/07                     Caa1       6,340                                5,658

9.875% 2/15/08                    Caa2       28,165                               21,969

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

BASIC INDUSTRIES - CONTINUED

PACKAGING & CONTAINERS -
CONTINUED

Packaging Corp. of America        B2        $ 19,740                             $ 19,839
9.625% 4/1/09

Sweetheart Cup, Inc. 10.5%        Caa1       2,525                                2,310
9/1/03

                                                                                  65,141

PAPER & FOREST PRODUCTS - 2.0%

APP China Group Ltd. 14%          B3         5,575                                4,516
3/15/10 unit (e)

APP Finance II Mauritius Ltd.:

12% 2/15/04                       B3         370                                  207

12% 3/15/04                       B3         7,420                                4,155

Container Corp. of America
gtd.:

9.75% 4/1/03                      B2         3,490                                3,507

11.25% 5/1/04                     B2         4,550                                4,641

Millar Western Forest             B3         17,375                               16,767
Products Ltd. 9.875% 5/15/08

Repap New Brunswick, Inc.:

11.5% 6/1/04                      B3         6,750                                6,868

yankee 10.625% 4/15/05            Caa1       18,190                               17,190

Stone Container Corp. 12.58%      B2         18,740                               19,677
8/1/16 (f)

                                                                                  77,528

TOTAL BASIC INDUSTRIES                                                            323,229

CONSTRUCTION & REAL ESTATE -
0.8%

CONSTRUCTION - 0.2%

Blount, Inc. 13% 8/1/09           B3         7,160                                7,035

REAL ESTATE INVESTMENT TRUSTS
- 0.6%

Ocwen Asset Investment Corp.      -          30,010                               24,608
11.5% 7/1/05

TOTAL CONSTRUCTION & REAL                                                         31,643
ESTATE

DURABLES - 0.7%

HOME FURNISHINGS - 0.6%

Sealy Corp., Inc. 10%             -          13,392                               12,723
12/18/08 pay-in-kind (h)

Sealy Mattress Co.:

0% 12/15/07 (d)                   B3         6,930                                4,851

9.875% 12/15/07                   B3         5,550                                5,273

                                                                                  22,847

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

DURABLES - CONTINUED

TEXTILES & APPAREL - 0.1%

Pillowtex Corp.:

9% 12/15/07                       Ca        $ 5,340                              $ 2,083

10% 11/15/06                      Ca         4,370                                1,748

                                                                                  3,831

TOTAL DURABLES                                                                    26,678

ENERGY - 3.8%

COAL - 0.3%

P&L Coal Holdings Corp.           B2         15,310                               13,626
9.625% 5/15/08

ENERGY SERVICES - 1.5%

Parker Drilling Co. 9.75%         B1         3,511                                3,300
11/15/06

R&B Falcon Corp.:

6.95% 4/15/08                     Ba3        320                                  266

9.5% 12/15/08                     Ba3        25,820                               25,045

12.25% 3/15/06                    Ba3        16,570                               18,061

RBF Finance Co. 11.375%           Ba3        10,650                               11,342
3/15/09

                                                                                  58,014

OIL & GAS - 2.0%

Chesapeake Energy Corp.           B3         15,765                               15,056
9.625% 5/1/05

Cross Timbers Oil Co.:

8.75% 11/1/09                     B2         10,660                               9,861

9.25% 4/1/07                      B2         2,940                                2,837

Lomak Petroleum, Inc. 8.75%       B3         8,777                                7,504
1/15/07

Plains Resources, Inc.:

Series B 10.25% 3/15/06           B2         2,780                                2,697

10.25% 3/15/06 (e)                B2         9,340                                9,153

Swift Energy Co. 10.25% 8/1/09    B2         12,560                               12,246

Tesoro Petroleum Corp. 9%         B1         16,330                               15,350
7/1/08

Vintage Petroleum, Inc.:

9% 12/15/05                       B1         1,620                                1,596

9.75% 6/30/09                     B1         3,590                                3,626

                                                                                  79,926

TOTAL ENERGY                                                                      151,566

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - 3.2%

CREDIT & OTHER FINANCE - 3.2%

AMRESCO, Inc.:

9.875% 3/15/05                    Caa3      $ 27,115                             $ 18,709

10% 3/15/04                       Caa3       3,800                                2,470

APP International Finance Co.     B3         7,235                                5,860
11.75% 10/1/05

Arch Escrow Corp. 13.75%          B3         26,120                               21,941
4/15/08

Denbury Management, Inc. 9%       B3         27,120                               23,730
3/1/08

Dobson/Sygnet Communications      -          8,070                                8,393
Co. 12.25% 12/15/08

GS Escrow Corp. 7.125% 8/1/05     Ba1        9,700                                8,420

Macsaver Financial Services,
Inc.:

7.4% 2/15/02                      Ba2        6,670                                5,003

7.6% 8/1/07                       Ba2        6,970                                4,182

Ocwen Capital Trust 10.875%       B2         4,780                                2,964
8/1/27

Stone Container Finance Co.       B2         8,330                                8,663
11.5% 8/15/06 (e)

Venetian Casino Resort            Caa1       15,770                               15,376
LLC/Las Vegas Sands, Inc.
12.25% 11/15/04

                                                                                  125,711

HEALTH - 2.3%

DRUGS & PHARMACEUTICALS - 0.4%

Global Health Sciences, Inc.      Caa1       41,010                               14,354
11% 5/1/08

MEDICAL EQUIPMENT & SUPPLIES
- 0.2%

Graham-Field Health Products,     C          13,670                               3,144
Inc. 9.75% 8/15/07 (c)

PharMerica, Inc. 8.375% 4/1/08    B3         8,500                                5,100

                                                                                  8,244

MEDICAL FACILITIES MANAGEMENT
- 1.7%

Everest Healthcare Services,      B3         3,740                                3,118
Inc. 9.75% 5/1/08

Fountain View, Inc. 11.25%        Caa1       9,470                                5,209
4/15/08

Hanger Orthopedic Group, Inc.     B3         3,390                                2,661
11.25% 6/15/09

Harborside Healthcare Corp.       B3         24,000                               5,280
0% 8/1/08 (d)

Oxford Health Plans, Inc. 11%     Caa1       29,600                               30,192
5/15/05

Unilab Corp. 12.75% 10/1/09       B3         20,624                               20,572

                                                                                  67,032

TOTAL HEALTH                                                                      89,630

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.2%

ELECTRICAL EQUIPMENT - 0.3%

L-3 Communications Corp.:

8% 8/1/08                         B2        $ 10,600                             $ 9,328

10.375% 5/1/07                    B2         2,600                                2,613

                                                                                  11,941

POLLUTION CONTROL - 1.9%

Allied Waste North America,       B2         109,600                              75,076
Inc. 10% 8/1/09

TOTAL INDUSTRIAL MACHINERY &                                                      87,017
EQUIPMENT

MEDIA & LEISURE - 21.1%

BROADCASTING - 17.7%

ACME Television LLC/ACME          B3         11,102                               10,158
Financial Corp. 0% 9/30/04
(d)

Adelphia Communications Corp.     B1         36,755                               35,744
9.875% 3/1/07

Ascent Entertainment Group,       Ba1        11,280                               9,024
Inc. 0% 12/15/04 (d)

CapStar Broadcasting
Partners, Inc.:

0% 2/1/09 (d)                     B2         9,910                                8,770

9.25% 7/1/07                      B1         3,230                                3,214

Chancellor Media Corp. 9%         B1         17,475                               17,693
10/1/08

Citadel Broadcasting Co.:

9.25% 11/15/08                    B3         1,810                                1,720

10.25% 7/1/07                     B3         10,990                               10,990

Classic Cable, Inc.:

9.375% 8/1/09                     B3         3,995                                3,745

10.5% 3/1/10 (e)                  B3         8,750                                8,597

Comcast UK Cable Partners         B2         5,370                                5,102
Ltd. 0% 11/15/07 (d)

Diamond Cable Communications      B3         34,145                               32,011
PLC yankee 0% 12/15/05 (d)

EchoStar DBS Corp. 9.375%         B2         56,555                               54,434
2/1/09

Fox Family Worldwide, Inc. 0%     B1         10,210                               6,126
11/1/07 (d)

FrontierVision Holdings           B1         36,450                               31,803
LP/FrontierVision Holdings
Capital Corp. 0% 9/15/07 (d)

FrontierVision Holdings           Caa1       22,460                               19,596
LP/FrontierVision Holdings
Capital II Corp. 0% 9/15/07
(d)

Golden Sky DBS, Inc. 0%           Caa1       24,025                               15,977
3/1/07 (d)

Impsat Fiber Networks, Inc.       B3         30,195                               28,081
13.75% 2/15/05 (e)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

International Cabletel, Inc.      B3        $ 51,577                             $ 47,967
0% 2/1/06 (d)

Knology Holding, Inc. 0%          -          17,035                               10,562
10/15/07 (d)

NorthPoint Communication          Caa1       37,905                               33,735
Holdings, Inc. 12.875%
2/15/10 (e)

NTL Communications Corp.:

0% 10/1/08 (d)                    B3         30,780                               20,238

11.5% 10/1/08                     B3         35,980                               36,340

NTL, Inc. 10% 2/15/07             B3         20,160                               19,454

Olympus Communications            B1         5,820                                5,849
LP/Olympus Capital Corp.
10.625% 11/15/06

Pegasus Communications Corp.:

9.625% 10/15/05                   B3         2,770                                2,715

9.75% 12/1/06                     B3         7,495                                7,345

12.5% 8/1/17                      B3         12,450                               12,948

Satelites Mexicanos SA de CV:

10.03% 6/30/04 (e)(f)             B1         13,115                               12,263

10.125% 11/1/04                   B3         34,710                               25,685

Telemundo Holdings, Inc. 0%       Caa1       3,815                                2,442
8/15/08 (d)

Telewest Communications PLC       B1         5,360                                5,414
11.25% 11/1/08

Telewest PLC:

yankee 9.625% 10/1/06             B1         9,260                                8,843

0% 10/1/07 (d)                    B1         29,550                               27,334

United International              B3         25,735                               17,307
Holdings, Inc. 0% 2/15/08 (d)

United Pan-Europe
Communications NV:

0% 8/1/09 (d)                     B2         2,860                                1,430

0% 11/1/09 (d)(e)                 B2         52,150                               25,554

10.875% 8/1/09                    B2         23,150                               21,067

11.25% 11/1/09 (e)                B2         31,010                               28,529

11.25% 2/1/10 (e)                 B2         12,775                               11,753

11.5% 2/1/10 (e)                  B2         17,030                               15,753

                                                                                  703,312

ENTERTAINMENT - 1.5%

AMC Entertainment, Inc.:

9.5% 3/15/09                      B3         16,990                               9,345

9.5% 2/1/11                       B3         6,690                                3,613

Cinemark USA, Inc. 8.5% 8/1/08    B2         3,390                                2,034

IMAX Corp. 7.875% 12/1/05         Ba2        5,120                                4,698

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - CONTINUED

Livent, Inc. 9.375% 10/15/04      -         $ 11,100                             $ 2,220
(c)

Premier Parks, Inc. 9.25%         B3         13,110                               12,323
4/1/06

Regal Cinemas, Inc.:

8.875% 12/15/10                   Caa2       8,770                                3,157

9.5% 6/1/08                       Caa2       28,710                               10,910

Waterford Gaming                  B1         10,564                               10,036
LLC/Waterford Gaming Finance
Corp. 9.5% 3/15/10 (e)

                                                                                  58,336

LODGING & GAMING - 1.7%

Florida Panthers Holdings,        B2         17,210                               15,661
Inc. 9.875% 4/15/09

Horseshoe Gaming LLC 8.625%       B2         37,840                               35,475
5/15/09

Mohegan Tribal Gaming             Ba3        3,630                                3,449
Authority 8.75% 1/1/09

Signature Resorts, Inc. 9.75%     Caa2       22,680                               6,804
10/1/07

Sun International Hotels
Ltd./Sun International North
America, Inc.:

yankee 9% 3/15/07                 Ba3        2,800                                2,520

8.625% 12/15/07                   Ba3        3,690                                3,284

                                                                                  67,193

RESTAURANTS - 0.2%

NE Restaurant, Inc. 10.75%        B3         8,990                                7,012
7/15/08

TOTAL MEDIA & LEISURE                                                             835,853

NONDURABLES - 0.9%

FOODS - 0.4%

Del Monte Corp. 12.25% 4/15/07    B3         6,355                                6,641

Del Monte Foods Co. 0%            Caa1       7,584                                5,650
12/15/07 (d)

Gorges/Quik-To-Fix Foods,         Caa1       18,290                               5,487
Inc. 11.5% 12/1/06

                                                                                  17,778

HOUSEHOLD PRODUCTS - 0.5%

AKI Holding Corp. 0% 7/1/09       Caa1       17,930                               8,248
(d)

AKI, Inc. 10.5% 7/1/08            B2         13,150                               11,046

                                                                                  19,294

TOTAL NONDURABLES                                                                 37,072

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

RETAIL & WHOLESALE - 1.0%

GENERAL MERCHANDISE STORES -
0.2%

Kmart Corp. 7.95% 2/1/23          Baa3      $ 8,850                              $ 7,213

GROCERY STORES - 0.8%

Jitney-Jungle Stores of           C          70,419                               704
America, Inc. 10.375%
9/15/07 (c)

Pathmark Stores, Inc.:

9.625% 5/1/03 (c)                 Caa3       21,250                               15,088

11.625% 6/15/02                   Ca         35,245                               9,869

12.625% 6/15/02                   Ca         20,260                               5,673

                                                                                  31,334

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.0%

U.S. Office Products Co.          Ca         4,745                                1,471
9.75% 6/15/08

TOTAL RETAIL & WHOLESALE                                                          40,018

SERVICES - 1.7%

LEASING & RENTAL - 0.0%

Anthony Crane Rentals             B3         2,250                                1,598
LP/Anthony Credit Capital
Corp. 10.375% 8/1/08

PRINTING - 0.7%

Sullivan Graphics, Inc.           Caa1       15,420                               15,574
12.75% 8/1/05

World Color Press, Inc.           Baa3       11,330                               10,197
8.375% 11/15/08

                                                                                  25,771

SERVICES - 1.0%

Apcoa, Inc. 9.25% 3/15/08         Caa1       3,520                                1,654

Iron Mountain, Inc. 8.75%         B2         6,990                                6,239
9/30/09

Medaphis Corp. 9.5% 2/15/05       Caa1       7,330                                5,571

SITEL Corp. 9.25% 3/15/06         B3         17,150                               15,778

Young American Corp. 11.625%      Caa1       15,920                               11,661
2/15/06

                                                                                  40,903

TOTAL SERVICES                                                                    68,272

TECHNOLOGY - 6.9%

COMPUTER SERVICES & SOFTWARE
- 5.0%

Colo.com 13.875% 3/15/10 unit     -          18,640                               19,013
(e)

Concentric Network Corp.          B-         27,280                               28,917
12.75% 12/15/07

Covad Communications Group,
Inc.:

0% 3/15/08 (d)                    B3         32,560                               20,024

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Covad Communications Group,
Inc.: - continued

12% 2/15/10 (e)                   B3        $ 8,245                              $ 7,812

12.5% 2/15/09                     B3         25,410                               24,711

Exodus Communications, Inc.       B-         24,725                               24,725
10.75% 12/15/09

Federal Data Corp. 10.125%        B3         4,270                                2,776
8/1/05

PSINet, Inc.:

10% 2/15/05                       B3         1,375                                1,210

10.5% 12/1/06                     B3         39,230                               34,915

11% 8/1/09                        B3         35,065                               31,383

Verio, Inc. 11.25% 12/1/08        B3         4,050                                4,010

                                                                                  199,496

COMPUTERS & OFFICE EQUIPMENT
- 0.5%

Globix Corp. 12.5% 2/1/10 (e)     -          22,630                               19,801

ELECTRONIC INSTRUMENTS - 0.9%

Fisher Scientific                 B3         21,815                               20,070
International, Inc. 9% 2/1/08

Telecommunications Techniques     B3         15,185                               13,932
Co. LLC 9.75% 5/15/08

                                                                                  34,002

ELECTRONICS - 0.5%

Details, Inc. 10% 11/15/05        B3         3,555                                3,271

Intersil Corp. 13.25% 8/15/09     B3         11,445                               12,933

Stellex Industries, Inc. 9.5%     B3         3,750                                1,875
11/1/07

                                                                                  18,079

TOTAL TECHNOLOGY                                                                  271,378

TRANSPORTATION - 0.2%

RAILROADS - 0.1%

TFM SA de CV 10.25% 6/15/07       B2         4,610                                4,011

SHIPPING - 0.1%

International Shipholding         Ba3        5,810                                5,113
Corp. 7.75% 10/15/07

TOTAL TRANSPORTATION                                                              9,124

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - 24.4%

CELLULAR - 8.8%

Arch Communications Group,        B3        $ 3,825                              $ 3,060
Inc. 12.75% 7/1/07

Clearnet Communications, Inc.     B3         7,240                                4,208
0% 5/1/09 (d)

ESAT Holdings Ltd. 0% 2/1/07      Aa1        15,520                               14,317
(d)

ICO Global Communications         D          14,125                               8,616
Holdings Ltd. 15% 8/1/05
unit (c)

Intercel, Inc. 0% 2/1/06 (d)      B2         5,190                                4,762

Leap Wireless International,      Caa2       18,260                               17,164
Inc. 12.5% 4/15/10 unit (e)

McCaw International Ltd. 0%       Caa1       47,100                               34,619
4/15/07 (d)

Metrocall, Inc.:

9.75% 11/1/07                     B3         2,170                                1,530

10.375% 10/1/07                   B3         5,335                                3,895

11% 9/15/08                       B3         2,155                                1,595

Microcell Telecommunications,
Inc.:

0% 6/1/06 (d)                     B3         6,395                                5,756

0% 6/1/09 (d)                     B3         8,385                                5,220

Millicom International            Caa1       20,340                               17,187
Cellular SA 0% 6/1/06 (d)

Nextel Communications, Inc.:

0% 9/15/07 (d)                    B1         21,280                               15,960

12% 11/1/08                       B1         22,320                               23,882

Nextel International, Inc. 0%     Caa1       1,255                                797
4/15/08 (d)

Omnipoint Corp.:

Series A, 11.625% 8/15/06         B2         5,910                                6,265

11.5% 9/15/09 (e)                 B2         8,050                                8,614

11.625% 8/15/06                   B2         2,510                                2,648



Orbital Imaging Corp. 11.625%     CCC+       16,476                               7,249
3/1/05

PageMart Nationwide, Inc. 15%     B3         10,235                               10,133
2/1/05

Paging Network, Inc.:

8.875% 2/1/06                     Caa3       1,695                                924

10% 10/15/08 (c)                  Caa3       17,995                               9,807

10.125% 8/1/07 (c)                Caa3       16,510                               8,998

ProNet, Inc. 11.875% 6/15/05      B3         5,825                                5,126

Rogers Cantel, Inc. 8.8%          Ba2        10,630                               10,471
10/1/07

Rogers Communications, Inc.       Ba3        9,700                                9,409
8.875% 7/15/07

TeleCorp PCS, Inc. 0% 4/15/09     B3         35,670                               23,364
(d)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

CELLULAR - CONTINUED

Tritel PCS, Inc. 0% 5/15/09       B3        $ 50,540                             $ 32,977
(d)

Triton PCS, Inc. 0% 5/1/08 (d)    B3         16,300                               11,614

US Unwired, Inc. 0% 11/1/09       Caa1       23,625                               13,289
(d)(e)

USA Mobile Communication,         B3         13,915                               11,132
Inc. II 9.5% 2/1/04

Voicestream Wireless              B2         16,310                               16,473
Corp./Voicestream Wireless
Holding Co. 10.375% 11/15/09
(e)

                                                                                  351,061

TELEPHONE SERVICES - 15.6%

360networks, Inc. 13% 5/1/08      B3         31,970                               31,490
(e)

Allegiance Telecom, Inc.:

0% 2/15/08 (d)                    B3         16,681                               11,635

12.875% 5/15/08                   B3         19,580                               21,146

e.spire Communications, Inc.      -          16,890                               9,796
13.75% 7/15/07

Esat Telecom Group PLC:

0% 2/1/07 (d)                     Aa1        7,530                                6,946

11.875% 12/1/08                   Caa1       4,680                                5,476

FirstWorld Communications,        -          22,465                               9,772
Inc. 0% 4/15/08 (d)

Focal Communications Corp.        B3         5,775                                5,789
11.875% 1/15/10 (e)

Global Crossing Holdings Ltd.     Ba2        21,190                               20,554
9.5% 11/15/09 (e)

Globenet Communication Group      Caa1       30,660                               30,813
Ltd. 13% 7/15/07

GST Equipment Funding, Inc.       -          12,810                               7,046
13.25% 5/1/07

GST Telecommunications, Inc.      -          26,920                               12,114
12.75% 11/15/07

GST USA, Inc. 0% 12/15/05 (d)     -          44,455                               20,005

Hermes Europe Railtel BV          B3         20,320                               17,983
11.5% 8/15/07

Hyperion Telecommunications,
Inc.:

0% 4/15/03 (d)                    B3         9,665                                8,940

12% 11/1/07                       Caa1       1,690                                1,711

ICG Holdings, Inc.:

0% 9/15/05 (d)                    B3         13,540                               12,795

0% 5/1/06 (d)                     B3         14,265                               11,448

ICG Services, Inc.:

0% 2/15/08 (d)                    B3         86,370                               44,481

0% 5/1/08 (d)                     B3         4,670                                2,312

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Intermedia Communications,
Inc.:

0% 5/15/06 (d)                    B2        $ 2,000                              $ 1,880

0% 7/15/07 (d)                    B2         20,880                               15,817

0% 3/1/09 (d)                     B3         17,000                               9,903

8.6% 6/1/08                       B2         11,320                               10,358

KMC Telecom Holdings, Inc.:

0% 2/15/08 (d)                    Caa2       28,410                               14,205

13.5% 5/15/09                     Caa2       10,070                               9,164

Logix Communications              -          13,108                               5,243
Enterprises, Inc. 12.25%
6/15/08

Metromedia Fiber Network, Inc.:

10% 11/15/08                      B2         24,497                               23,395

10% 12/15/09                      B2         9,740                                9,302

Netia Holdings BV 10.25%          B3         2,955                                2,512
11/1/07

NEXTLINK Communications LLC       B2         28,040                               29,021
12.5% 4/15/06

NEXTLINK Communications, Inc.     B2         10,590                               10,378
10.75% 6/1/09

NorthEast Optic Network, Inc.     -          2,305                                2,224
12.75% 8/15/08

Ono Finance PLC 13% 5/1/09        Caa1       9,975                                10,025

Rhythms NetConnections, Inc.:

0% 5/15/08 (d)                    B3         16,270                               8,135

12.75% 4/15/09                    B3         16,860                               14,331

Splitrock Services, Inc.          -          22,500                               23,794
11.75% 7/15/08

Viatel, Inc. 11.25% 4/15/08       B3         13,290                               11,695

WinStar Communications, Inc.:

0% 4/15/10 (d)(e)                 B3         33,138                               14,995

12.5% 4/15/08 (e)                 B3         22,276                               21,775

12.75% 4/15/10 (e)                B3         70,622                               67,267

Worldwide Fiber, Inc. 12%         B3         10,205                               9,491
8/1/09

                                                                                  617,162

TOTAL UTILITIES                                                                   968,223

TOTAL NONCONVERTIBLE BONDS                                                        3,065,414

TOTAL CORPORATE BONDS                                                             3,092,965
(Cost $3,561,085)

ASSET-BACKED SECURITIES - 0.4%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

Airplanes pass through trust      Ba2       $ 18,188                             $ 14,551
10.875% 3/15/19 (Cost
$19,159)

COMMERCIAL MORTGAGE
SECURITIES - 0.6%



Bardell Associates Note Trust     -          1,563                                1,661
12.5%, 11/1/08 (h)

First Chicago/Lennar Trust I      -          10,700                               7,831
Series 1997-CHL1 Class E,
8.1256% 4/1/39 (f)

Resolution Trust Corp. Series     Baa3       3,032                                2,456
1991-M2 Class A3, 7.3307%
9/25/20 (f)

Structured Asset Securities
Corp.:

Series 1995-C1:

Class E, 7.375% 9/25/24 (e)       BB         4,000                                3,653

Class F, 7.375% 9/25/24 (e)       -          2,500                                1,948

Series 1996-CFL Class G,          B+         9,260                                8,074
7.75% 2/25/28 (e)

TOTAL COMMERCIAL MORTGAGE                                                         25,623
SECURITIES
(Cost $24,440)


COMMON STOCKS - 4.7%

                                SHARES

BASIC INDUSTRIES - 0.1%

CHEMICALS & PLASTICS - 0.0%

Trivest 1992 Special Fund        3                     287
Ltd. (g)

PACKAGING & CONTAINERS - 0.1%

Crown Packaging Holdings Ltd.    2,010                 1
warrants 10/15/03 (a)

Gaylord Container Corp. Class    512,500               2,627
A (a)

                                                       2,628

TOTAL BASIC INDUSTRIES                                 2,915

CONSTRUCTION & REAL ESTATE -
0.0%

CONSTRUCTION - 0.0%

Capital Pacific Holdings,        24,095                6
Inc. warrants 5/1/02 (a)(e)

DURABLES - 0.0%

TEXTILES & APPAREL - 0.0%

Arena Brands Holdings Corp.      42,253                1,056
Class B

ENERGY - 0.0%

OIL & GAS - 0.0%

Plains Resources, Inc. (a)       70,500                1,000

COMMON STOCKS - CONTINUED

                                SHARES                VALUE (NOTE 1) (000S)

FINANCE - 0.0%

CREDIT & OTHER FINANCE - 0.0%

AMRESCO, Inc. (a)                118,000              $ 103

SAVINGS & LOANS - 0.0%

Ocwen Financial Corp. (a)        116,760               847

SECURITIES INDUSTRY - 0.0%

ECM Corp. LP (a)(e)              900                   79

TOTAL FINANCE                                          1,029

HEALTH - 0.1%

MEDICAL FACILITIES MANAGEMENT
- 0.1%

Oxford Health Plans, Inc. (a)    180,000               3,420

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.1%

POLLUTION CONTROL - 0.1%

Allied Waste Industries, Inc.    407,000               2,493
(a)

MEDIA & LEISURE - 2.9%

BROADCASTING - 2.9%

Classic Communications, Inc.     28,500                306
(a)(e)

CS Wireless Systems, Inc.        439                   0
(a)(e)

EchoStar Communications Corp.    1,457,296             92,798
Class A (a)

NTL, Inc. (a)                    122,813               9,395

NTL, Inc. warrants 10/14/08      53,424                3,099
(a)

Pegasus Communications Corp.     6,509                 6,932
unit

Telewest Communications PLC      16,363                1,023
sponsored ADR (a)

UIH Australia/Pacific, Inc.      19,690                394
warrants 5/15/06 (a)

                                                       113,947

ENTERTAINMENT - 0.0%

Livent, Inc. (a)                 125,200               1

LODGING & GAMING - 0.0%

Sunterra Corp. (a)               275,500               568

TOTAL MEDIA & LEISURE                                  114,516

RETAIL & WHOLESALE - 0.0%

GROCERY STORES - 0.0%

Kroger Co. (a)                   59,400                1,103

TECHNOLOGY - 0.5%

COMPUTER SERVICES & SOFTWARE
- 0.3%

Concentric Network Corp. (a)     102,600               4,463

COMMON STOCKS - CONTINUED

                                SHARES                VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Concentric Network Corp.         8,680                $ 3,741
warrants 12/15/07 (a)(e)

DecisionOne Corp.                63,872                1

DecisionOne Corp.:

warrants 4/18/07                 36,096                0

warrants 4/18/07                 62,195                0

warrants 4/18/07                 36,890                0

PSINet, Inc. (a)                 200,000               4,638

                                                       12,843

ELECTRONICS - 0.2%

Intersil Holding Corp.           16,220                7,299
warrants 8/15/09 (a)(e)

TOTAL TECHNOLOGY                                       20,142

UTILITIES - 1.0%

CELLULAR - 0.1%

Loral Orion Network Systems,
Inc.:

warrants 1/15/07 (CV ratio       19,560                78
 .47) (a)

warrants 1/15/07 (CV ratio       18,480                111
 .6) (a)

McCaw International Ltd.         66,290                166
warrants 4/16/07 (a)(e)

Orbital Imaging Corp.            5,486                 27
warrants 3/1/05 (a)(e)

Powertel, Inc. warrants          85,408                3,075
2/1/06 (a)

                                                       3,457

TELEPHONE SERVICES - 0.9%

Adelphia Business Solution,      87,200                3,052
Inc. Class A (a)

FirstWorld Communications,       21,135                2,114
Inc. warrants 4/15/08 (a)(e)

GST Telecommunications, Inc.     356,900               1,205
(a)

Intermedia Communications,       2,500                 378
Inc. warrants 6/1/00 (a)

KMC Telecom Holdings, Inc.       37,830                95
warrants 4/15/08 (a)(e)

McLeodUSA, Inc. Class A (a)      404,950               10,124

Metromedia Fiber Network,        300,000               9,263
Inc. Class A (a)

MGC Communications, Inc.         28,787                1,411
(a)(e)

Ono Finance PLC rights           850                   128
5/31/09 (a)(e)

RSL Communications Ltd./RSL      25,710                1,337
Communications PLC warrants
11/15/06 (a)(e)

COMMON STOCKS - CONTINUED

                                SHARES                VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Versatel Telecom                 7,060                $ 3,530
International NV warrants
5/15/08 (a)(e)

Viatel, Inc. (a)                 34,546                1,321

                                                       33,958

TOTAL UTILITIES                                        37,415

TOTAL COMMON STOCKS                                    185,095
(Cost $103,770)

PREFERRED STOCKS - 10.5%



CONVERTIBLE PREFERRED STOCKS
- 0.4%

ENERGY - 0.4%

OIL & GAS - 0.4%

Chesapeake Energy Corp. $3.50    297,500               14,801
(a)

NONCONVERTIBLE PREFERRED
STOCKS - 10.1%

CONSTRUCTION & REAL ESTATE -
0.3%

REAL ESTATE INVESTMENT TRUSTS
- 0.3%

California Federal Preferred     533,897               11,345
Capital Corp. $2.2812

ENERGY - 0.0%

OIL & GAS - 0.0%

Gulf Canada Resources Ltd.       33,881                69
Series 1

FINANCE - 0.2%

INSURANCE - 0.2%

American Annuity Group           10,340                8,531
Capital Trust II 8.875%

HEALTH - 0.3%

MEDICAL FACILITIES MANAGEMENT
- 0.3%

Fresenius Medical Care           9,847                 9,404
Capital Trust 9%

MEDIA & LEISURE - 5.6%

BROADCASTING - 4.7%

Adelphia Communications Corp.    228,536               24,225
$13.00

Benedek Communications Corp.     11,712                8,198
11.5% pay-in-kind

Citadel Broadcasting Co.         85,567                9,198
Series B, 13.25% pay-in-kind

CSC Holdings, Inc.:

11.125% pay-in-kind              612,372               64,452

Series H, 11.75% pay-in-kind     196,927               20,923

PREFERRED STOCKS - CONTINUED

                                SHARES                VALUE (NOTE 1) (000S)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Granite Broadcasting Corp.       21,935               $ 19,083
12.75% pay-in-kind

NTL, Inc. 13% pay-in-kind        36,652                37,752

Pegasus Communications Corp.     2,350                 2,503
12.75% pay-in-kind

                                                       186,334

PUBLISHING - 0.9%

PRIMEDIA, Inc.:

$9.20                            76,000                6,688

8.625%                           6,185                 529

Series D, $10.00                 309,863               28,972

                                                       36,189

TOTAL MEDIA & LEISURE                                  222,523

RETAIL & WHOLESALE - 0.0%

GROCERY STORES - 0.0%

Supermarkets General Holdings    110,124               110
Corp. $3.52 pay-in-kind

TECHNOLOGY - 0.2%

COMPUTER SERVICES & SOFTWARE
- 0.2%

Concentric Network Corp.         8,410                 8,452
13.5% pay-in-kind

COMPUTERS & OFFICE EQUIPMENT
- 0.0%

Ampex Corp. 8% non-cumulative    159                   248

TOTAL TECHNOLOGY                                       8,700

UTILITIES - 3.5%

CELLULAR - 0.9%

Nextel Communications, Inc.:

11.125% pay-in-kind              11,901                11,484

Series D, 13% pay-in-kind        22,236                23,237

                                                       34,721

TELEPHONE SERVICES - 2.6%

e.spire Communications, Inc.:

$127.50 pay-in-kind              32,505                7,476

14.75% pay-in-kind               8,736                 2,184

ICG Holdings, Inc. 14.25%        12,306                10,029
pay-in-kind

Intermedia Communications,       64,607                61,054
Inc. 13.5% pay-in-kind

NEXTLINK Communications, Inc.    1                     0
14% pay-in-kind

PREFERRED STOCKS - CONTINUED

                                SHARES                VALUE (NOTE 1) (000S)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Source Media, Inc. 13.50%        119,854              $ 929
pay-in-kind

WinStar Communications, Inc.     16,106                23,354
14.25%

                                                       105,026

TOTAL UTILITIES                                        139,747

TOTAL NONCONVERTIBLE                                   400,429
PREFERRED STOCKS

TOTAL PREFERRED STOCKS                                 415,230
(Cost $471,122)


PURCHASED BANK DEBT - 0.3%

MOODY'S RATINGS (UNAUDITED) (B)           PRINCIPAL AMOUNT (000S)

Lyondell Chemical Co. sr.         -       $ 2,860                            2,910
secured Tranche E term loan
9.9875% 5/17/06 (f)

Oxford Health Plans, Inc. sr.     B3       3,000                             3,038
secured term loan 10.47%
5/13/03 (f)

Synthetic Industries, Inc.        -        6,200                             6,138
term loan 13% 12/13/00 (f)

TOTAL PURCHASED BANK DEBT                                                    12,086
(Cost $11,998)


CASH EQUIVALENTS - 3.8%

                              MATURITY AMOUNT (000S)

Investments in repurchase     $ 150,316                             150,245
agreements (U.S. Government
Obligations), in a joint
trading account at 5.69%,
dated 4/28/00 due 5/1/00
(Cost $150,245)

TOTAL INVESTMENT PORTFOLIO -                                        3,895,795
98.4%
(Cost $4,341,819)

NET OTHER ASSETS - 1.6%                                             64,694

NET ASSETS - 100%                                                 $ 3,960,489

LEGEND

(a) Non-income producing

(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $542,241,000 or 13.7% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Share amount represents number of units held.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                  ACQUISITION DATE   ACQUISITION COST (000S)

Bardell Associates  Note  4/19/94            $ 1,589
Trust 12.5%,  11/1/08

Sealy Corp., Inc.   10%   2/23/98 - 3/31/00  $ 12,677
12/18/08   pay-in-kind

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS        S&P RATINGS

Aaa, Aa, A    0.5%     AAA, AA, A    0.0%

Baa           0.5%     BBB           0.3%

Ba            5.0%     BB            4.2%

B             53.6%    B             57.3%

Caa           12.7%    CCC           8.0%

Ca, C         0.6%     CC, C         1.4%

                       D             0.3%

The percentage not rated by Moody's or S&P amounted to 5.6%. FMR has determined that unrated debt securities that are lower quality account for 5.6% of the total value of investment in securities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America     87.4%

Canada                        3.5

Netherlands                   3.2

United Kingdom                2.8

Mexico                        1.1

Others (individually less     2.0
than 1%)

                            100.0%

INCOME TAX INFORMATION

At April 30, 2000, the aggregate cost of investment securities for income tax purposes was $4,344,717,000. Net unrealized depreciation aggregated $448,922,000, of which $160,215,000 related to appreciated investment securities and $609,137,000 related to depreciated investment securities.

At October 31, 1999, the fund had a capital loss carryforward of approximately $34,789,000 all of which will expire on October 31, 2007.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)

                         APRIL 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at            $ 3,895,795
value (including repurchase
agreements of $150,245)
(cost $4,341,819) -  See
accompanying schedule

Receivable for investments               12,732
sold

Receivable for fund shares               11,681
sold

Dividends receivable                     1,331

Interest receivable                      77,075

Other receivables                        948

 TOTAL ASSETS                            3,999,562

LIABILITIES

Payable to custodian bank      $ 815

Payable for investments         14,626
purchased

Payable for fund shares         11,608
redeemed

Distributions payable           7,676

Accrued management fee          1,910

Other payables and accrued      2,438
expenses

 TOTAL LIABILITIES                       39,073

NET ASSETS                              $ 3,960,489

Net Assets consist of:

Paid in capital                         $ 4,424,518

Undistributed net investment             76,510
income

Accumulated undistributed net            (94,523)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation              (446,016)
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                              $ 3,960,489

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)

               APRIL 30, 2000 (UNAUDITED)

CALCULATION OF MAXIMUM             $10.76
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share    ($239,660
(divided by) 22,283 shares)

Maximum offering price per         $11.30
share (100/95.25 of $10.76)

CLASS T: NET ASSET VALUE and       $10.77
redemption price per share
 ($2,185,534 (divided by)
202,835 shares)

Maximum offering price per         $11.16
share (100/96.50 of $10.77)

CLASS B: NET ASSET VALUE and       $10.73
offering price per share
($1,129,022 (divided by)
105,217 shares) A

CLASS C: NET ASSET VALUE and       $10.75
offering price per share
($280,569 (divided by)
26,097 shares) A

INSTITUTIONAL CLASS: NET           $10.53
ASSET VALUE, offering price
and redemption price   per
share ($125,704 (divided by)
11,933 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS     SIX
                         MONTHS ENDED APRIL 30, 2000
                                         (UNAUDITED)

INVESTMENT INCOME                           $ 24,139
Dividends

Interest                                     194,210

 TOTAL INCOME                                218,349

EXPENSES

Management fee                   $ 12,183

Transfer agent fees               3,586

Distribution fees                 9,984

Accounting fees and expenses      422

Non-interested trustees'          7
compensation

Custodian fees and expenses       59

Registration fees                 110

Audit                             30

Legal                             38

Miscellaneous                     20

 Total expenses before            26,439
reductions

 Expense reductions               (29)       26,410

NET INVESTMENT INCOME                        191,939

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (58,074)

 Foreign currency transactions    (4)        (58,078)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (99,488)

 Assets and liabilities in        (26)       (99,514)
foreign currencies

NET GAIN (LOSS)                              (157,592)

NET INCREASE (DECREASE) IN                  $ 34,347
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS           SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1999
                               2000 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 191,939                   $ 358,470
income

 Net realized gain (loss)       (58,078)                    (56,481)

 Change in net unrealized       (99,514)                    120,312
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     34,347                      422,301
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (168,331)                   (352,867)
From net investment income

 From net realized gain         -                           (40,674)

 In excess of net realized      -                           (29,684)
gain

 Return of capital              -                           (16,824)

 TOTAL DISTRIBUTIONS            (168,331)                   (440,049)

Share transactions - net        (61,747)                    568,709
increase (decrease)

  TOTAL INCREASE (DECREASE)     (195,731)                   550,961
IN NET ASSETS

NET ASSETS

 Beginning of period            4,156,220                   3,605,259

 End of period (including      $ 3,960,489                 $ 4,156,220
undistributed net investment
income of $76,510 and
$52,902, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                (UNAUDITED)                      1999                     1998      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning      $ 11.120                         $ 11.090                 $ 12.930  $ 12.300  $ 12.010
of period

Income from Investment
Operations

Net investment income D          .525                             1.022                    1.111     1.058     .163

Net realized and  unrealized     (.421)                           .287                     (1.603)   .710      .267
gain (loss)

Total from investment            .104                             1.309                    (.492)    1.768     .430
operations

Less Distributions

From net investment  income      (.464)                           (1.030)                  (1.048)   (1.078)   (.140)

From net realized gain           -                                (.120)                   (.300)    (.060)    -

In excess of net  realized       -                                (.080)                   -         -         -
gain

Return of capital                -                                (.049)                   -         -         -

Total distributions              (.464)                           (1.279)                  (1.348)   (1.138)   (.140)

Net asset value, end  of        $ 10.760                         $ 11.120                 $ 11.090  $ 12.930  $ 12.300
period

TOTAL RETURN B, C                .87%                             11.98%                   (4.55)%   15.18%    3.58%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 240                            $ 221                    $ 117     $ 44      $ 4
(in millions)

Ratio of expenses to average     .93% A                           .95%                     1.01%     1.15%     1.25% A, F
net assets

Ratio of expenses to average     .93% A                           .95%                     1.00% G   1.14% G   1.25% A
net assets  after expense
reductions

Ratio of net investment          9.45% A                          8.89%                    9.03%     8.58%     9.06% A
income to average  net assets

Portfolio turnover rate          63% A                            61%                      75%       105%      121%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999              1998      1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.140                         $ 11.110          $ 12.940  $ 12.310  $ 11.910  $ 11.220
period

Income from Investment
Operations

Net investment  income D          .522                             1.021             1.119     1.086     1.105     .930

Net realized and unrealized       (.433)                           .274              (1.612)   .686      .364      .680
gain (loss)

Total from investment             .089                             1.295             (.493)    1.772     1.469     1.610
operations

Less Distributions

From net investment income        (.459)                           (1.017)           (1.037)   (1.082)   (1.069)   (.920)

From net realized gain            -                                (.120)            (.300)    (.060)    -         -

In excess of net realized gain    -                                (.080)            -         -         -         -

Return of capital                 -                                (.048)            -         -         -         -

Total distributions               (.459)                           (1.265)           (1.337)   (1.142)   (1.069)   (.920)

Net asset value, end of period   $ 10.770                         $ 11.140          $ 11.110  $ 12.940  $ 12.310  $ 11.910

TOTAL RETURN B, C                 .73%                             11.83%            (4.54)%   15.21%    12.92%    15.05%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 2,186                          $ 2,351           $ 2,322   $ 2,208   $ 1,709   $ 1,200
millions)

Ratio of expenses to average      1.03% A                          1.04%             1.07%     1.09%     1.12%     1.15%
net assets

Ratio of expenses to average      1.03% A                          1.04%             1.07%     1.08% E   1.11% E   1.15%
net assets after expense
reductions

Ratio of net investment           9.35% A                          8.80%             8.91%     8.72%     9.20%     8.32%
income to average net assets

Portfolio turnover rate           63% A                            61%               75%       105%      121%      112%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999              1998      1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.090                         $ 11.070          $ 12.890  $ 12.280  $ 11.890  $ 11.210
period

Income from Investment
Operations

Net investment  income D          .483                             .938              1.024     .998      1.017     .794

Net realized and unrealized       (.421)                           .276              (1.588)   .674      .361      .721
gain (loss)

Total from investment             .062                             1.214             (.564)    1.672     1.378     1.515
operations

Less Distributions

From net investment income        (.422)                           (.949)            (.956)    (1.002)   (.988)    (.835)

From net  realized gain           -                                (.120)            (.300)    (.060)    -         -

In excess of net realized gain    -                                (.080)            -         -         -         -

Return of capital                 -                                (.045)            -         -         -         -

Total distributions               (.422)                           (1.194)           (1.256)   (1.062)   (.988)    (.835)

Net asset value, end of period   $ 10.730                         $ 11.090          $ 11.070  $ 12.890  $ 12.280  $ 11.890

TOTAL RETURN B, C                 .49%                             11.10%            (5.10)%   14.34%    12.10%    14.12%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 1,129                          $ 1,192           $ 923     $ 593     $ 344     $ 156
millions)

Ratio of expenses to average      1.69% A                          1.70%             1.74%     1.74%     1.79%     2.01%
net assets

Ratio of expenses to average      1.69% A                          1.69% E           1.74%     1.74%     1.79%     2.01%
net assets after expense
reductions

Ratio of net investment           8.69% A                          8.15%             8.25%     8.04%     8.52%     7.46%
income to average net assets

Portfolio turnover rate           63% A                            61%               75%       105%      121%      112%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999                     1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.110                         $ 11.090                 $ 12.970
period

Income from Investment
Operations

Net investment income D           .478                             .926                     .988

Net realized and unrealized       (.422)                           .280                     (1.639)
gain (loss)

Total from investment             .056                             1.206                    (.651)
operations

Less Distributions

From net investment income        (.416)                           (.941)                   (.929)

From net realized gain            -                                (.120)                   (.300)

In excess of net realized gain    -                                (.080)                   -

Return of capital                 -                                (.045)                   -

Total distributions               (.416)                           (1.186)                  (1.229)

Net asset value, end of period   $ 10.750                         $ 11.110                 $ 11.090

TOTAL RETURN B, C                 .44%                             11.00%                   (5.73)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 281                            $ 269                    $ 130
millions)

Ratio of expenses to average      1.78% A                          1.78%                    1.86% A
net assets

Ratio of expenses to average      1.78% A                          1.78%                    1.86% A
net assets after  expense
reductions

Ratio of net investment           8.60% A                          8.06%                    8.21% A
income to average net assets

Portfolio turnover rate           63% A                            61%                      75%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999              1998      1997      1996      1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.900                         $ 10.900          $ 12.710  $ 12.120  $ 11.760  $ 11.560
period

Income from Investment
Operations

Net investment  income D          .522                             1.024             1.123     1.094     1.070     .390

Net realized and unrealized       (.421)                           .269              (1.562)   .671      .368      .193
gain (loss)

Total from investment             .101                             1.293             (.439)    1.765     1.438     .583
operations

Less Distributions

From net investment income        (.471)                           (1.044)           (1.071)   (1.115)   (1.078)   (.383)

From net realized gain            -                                (.120)            (.300)    (.060)    -         -

In excess of net realized gain    -                                (.080)            -         -         -         -

Return of capital                 -                                (.049)            -         -         -         -

Total distributions               (.471)                           (1.293)           (1.371)   (1.175)   (1.078)   (.383)

Net asset value, end of period   $ 10.530                         $ 10.900          $ 10.900  $ 12.710  $ 12.120  $ 11.760

TOTAL RETURN B, C                 .86%                             12.05%            (4.21)%   15.42%    12.81%    5.07%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 126                            $ 123             $ 113     $ 76      $ 38      $ 0.1
millions)

Ratio of expenses to average      .80% A                           .82%              .83%      .85%      1.10%     .70% A
net assets

Ratio of expenses to average      .80% A                           .81% F            .83%      .85%      1.05% F   .70% A
net assets after expense
reductions

Ratio of net investment           9.58% A                          9.03%             9.12%     8.96%     9.26%     8.77% A
income to average net assets

Portfolio turnover rate           63% A                            61%               75%       105%      121%      112%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor High Yield Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, partnerships, and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $14,384,000 or 0.4% of net assets.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $12,086,000 or 0.3% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $1,257,346,000 and $1,356,549,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is 0.45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 181,000    $ 1,000

CLASS T    2,963,000    61,000

CLASS B    5,393,000    3,906,000

CLASS C    1,447,000    789,000

          $ 9,984,000  $ 4,757,000

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 267,000    $ 104,000

CLASS T    603,000      236,000

CLASS B    2,128,000    2,128,000*

CLASS C    93,000       93,000*

          $ 3,091,000  $ 2,561,000

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT       % OF AVERAGE NET ASSETS

CLASS A                $ 207,000    .17 *

CLASS T                 1,964,000   .17 *

CLASS B                 1,059,000   .18 *

CLASS C                 233,000     .16 *

INSTITUTIONAL CLASS     123,000     .19 *

                       $ 3,586,000

* ANNUALIZED

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $3,000 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $26,000 under this arrangement.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

AMOUNTS IN THOUSANDS            SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,

                                2000                        1999

FROM NET INVESTMENT INCOME

Class A                         $ 10,058                    $ 14,241

Class T                          96,784                      218,969

Class B                          45,166                      91,163

Class C                          10,756                      16,708

Institutional Class              5,567                       11,786

Total                           $ 168,331                   $ 352,867

RETURN OF CAPITAL

Class A                         $ -                         $ 679

Class T                          -                           10,440

Class B                          -                           4,346

Class C                          -                           797

Institutional Class              -                           562

Total                           $ -                         $ 16,824

FROM NET REALIZED GAIN

Class A                         $ -                         $ 1,446

Class T                          -                           25,543

Class B                          -                           10,501

Class C                          -                           1,751

Institutional Class              -                           1,433

Total                           $ -                         $ 40,674

IN EXCESS OF NET REALIZED GAIN

Class A                         $ -                         $ 1,056

Class T                          -                           18,641

Class B                          -                           7,663

Class C                          -                           1,278

Institutional Class              -                           1,046

Total                           $ -                         $ 29,684

                                $ 168,331                   $ 440,049


7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

AMOUNTS IN THOUSANDS            SHARES                                              DOLLARS

                                SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,  SIX MONTHS ENDED APRIL 30,

                                2000                        1999                    2000



CLASS A Shares sold                                          13,700                 $ 83,630
                                 7,457

Reinvestment of distributions    563                         1,173                   6,269

Shares redeemed                  (5,612)                     (5,559)                 (63,033)

Net increase (decrease)          2,408                       9,314                  $ 26,866

CLASS T Shares sold              47,995                      101,408                $ 538,926

Reinvestment of distributions    6,641                       18,746                  74,042

Shares redeemed                  (62,912)                    (118,096)               (705,582)

Net increase (decrease)          (8,278)                     2,058                  $ (92,614)

CLASS B Shares sold              14,558                      43,832                 $ 162,842

Reinvestment of distributions    2,529                       6,459                   28,086

Shares redeemed                  (19,358)                    (26,213)                (216,274)

Net increase (decrease)          (2,271)                     24,078                 $ (25,346)

CLASS C Shares sold              8,600                       20,267                 $ 96,469

Reinvestment of distributions    531                         1,004                   5,903

Shares redeemed                  (7,206)                     (8,802)                 (80,646)

Net increase (decrease)          1,925                       12,469                 $ 21,726

INSTITUTIONAL CLASS Shares       3,479                       11,210                 $ 38,336
sold

Reinvestment of distributions    377                         981                     4,106

Shares redeemed                  (3,173)                     (11,277)                (34,821)

Net increase (decrease)          683                         914                    $ 7,621



AMOUNTS IN THOUSANDS            DOLLARS

                                YEAR ENDED OCTOBER 31,

                                1999



CLASS A Shares sold             $ 158,674


Reinvestment of distributions    13,495

Shares redeemed                  (64,643)

Net increase (decrease)         $ 107,526

CLASS T Shares sold             $ 1,178,382

Reinvestment of distributions    216,117

Shares redeemed                  (1,367,579)

Net increase (decrease)         $ 26,920

CLASS B Shares sold             $ 507,464

Reinvestment of distributions    74,128

Shares redeemed                  (302,213)

Net increase (decrease)         $ 279,379

CLASS C Shares sold             $ 234,940

Reinvestment of distributions    11,541

Shares redeemed                  (101,978)

Net increase (decrease)         $ 144,503

INSTITUTIONAL CLASS Shares      $ 127,339
sold

Reinvestment of distributions    11,076

Shares redeemed                  (128,034)

Net increase (decrease)         $ 10,381





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
Margaret L. Eagle, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Michael Cook
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications and Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant(registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

HY-SANN-0600  103976
1.703458.102

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
HIGH YIELD
FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT
APRIL 30, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             9   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    12  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           13  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  32  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 41  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The
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Third party marks appearing herein are the property of their
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trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

New indicators of accelerating inflation led to a sharp downturn in equity markets, as the Dow Jones Industrial Average, NASDAQ and S&P 500(Registered trademark) each suffered its worst single-session point decline in history on April 14. Volatility ruled the remainder of the month, with equity markets experiencing both strong rallies and broad sell-offs. Inflation-sensitive Treasuries experienced similar volatility, as prices for the bellwether 10-year note edged lower throughout the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR HIGH YIELD FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses during the periods shown, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV HIGH YIELD -      0.86%          -3.75%       51.20%        243.44%
INST CL

ML High Yield Master II        0.25%          -2.75%       44.85%        189.63%

High Current Yield Funds       1.03%          -2.56%       40.76%        165.32%
Average


CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 370 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV HIGH YIELD -      -3.75%       8.62%         13.13%
INST CL

ML High Yield Master II        -2.75%       7.69%         11.22%

High Current Yield Funds       -2.56%       7.01%         10.18%
Average

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             FA High Yield -CL I         ML High Yield Master II
             00644                       ML012
  1990/04/30      10000.00                    10000.00
  1990/05/31      10335.86                    10166.95
  1990/06/30      10630.86                    10425.14
  1990/07/31      10878.20                    10684.06
  1990/08/31      10611.15                    10195.40
  1990/09/30      10342.88                     9769.04
  1990/10/31      10102.12                     9489.77
  1990/11/30      10417.53                     9589.40
  1990/12/31      10628.91                     9735.10
  1991/01/31      10873.44                     9934.38
  1991/02/28      11497.43                    10796.22
  1991/03/31      11928.76                    11320.76
  1991/04/30      12292.00                    11722.14
  1991/05/31      12422.92                    11767.80
  1991/06/30      12756.45                    12027.77
  1991/07/31      13217.27                    12357.88
  1991/08/31      13388.84                    12639.01
  1991/09/30      13569.63                    12821.16
  1991/10/31      14110.00                    13256.24
  1991/11/30      14272.89                    13395.88
  1991/12/31      14343.12                    13548.45
  1992/01/31      15000.61                    14006.08
  1992/02/29      15621.56                    14356.15
  1992/03/31      16064.37                    14562.13
  1992/04/30      16210.56                    14637.61
  1992/05/31      16387.43                    14845.61
  1992/06/30      16634.79                    15025.17
  1992/07/31      16934.72                    15317.22
  1992/08/31      17247.85                    15512.30
  1992/09/30      17432.57                    15676.74
  1992/10/31      17208.62                    15470.76
  1992/11/30      17396.65                    15711.82
  1992/12/31      17654.89                    15911.82
  1993/01/31      18126.80                    16282.01
  1993/02/28      18523.85                    16573.25
  1993/03/31      18953.67                    16864.09
  1993/04/30      19061.63                    16979.81
  1993/05/31      19320.87                    17186.92
  1993/06/30      19792.35                    17521.39
  1993/07/31      20052.21                    17692.63
  1993/08/31      20208.38                    17859.10
  1993/09/30      20246.88                    17938.37
  1993/10/31      20730.78                    18270.50
  1993/11/30      20880.99                    18374.99
  1993/12/31      21265.22                    18568.21
  1994/01/31      21876.23                    18969.59
  1994/02/28      21786.39                    18837.79
  1994/03/31      21122.22                    18228.97
  1994/04/30      20886.92                    18002.21
  1994/05/31      21016.59                    17962.86
  1994/06/30      20977.81                    18044.96
  1994/07/31      21059.00                    18153.89
  1994/08/31      21209.68                    18297.82
  1994/09/30      21317.48                    18294.18
  1994/10/31      21278.51                    18342.42
  1994/11/30      20938.13                    18184.60
  1994/12/31      20947.56                    18376.20
  1995/01/31      21127.69                    18634.23
  1995/02/28      21807.88                    19231.50
  1995/03/31      22004.18                    19491.38
  1995/04/30      22714.29                    19985.21
  1995/05/31      23223.19                    20612.54
  1995/06/30      23174.17                    20751.13
  1995/07/31      23748.30                    21021.36
  1995/08/31      23889.19                    21131.66
  1995/09/30      24181.80                    21377.25
  1995/10/31      24364.44                    21557.94
  1995/11/30      24496.06                    21771.60
  1995/12/31      24867.36                    22136.38
  1996/01/31      25458.73                    22506.16
  1996/02/29      25787.50                    22574.93
  1996/03/31      25635.83                    22482.65
  1996/04/30      25916.34                    22514.16
  1996/05/31      26092.42                    22676.43
  1996/06/30      26135.73                    22766.77
  1996/07/31      26139.70                    22916.43
  1996/08/31      26495.59                    23195.96
  1996/09/30      27399.51                    23741.18
  1996/10/31      27486.25                    23947.25
  1996/11/30      27830.63                    24428.15
  1996/12/31      28160.03                    24631.22
  1997/01/31      28446.31                    24816.28
  1997/02/28      28994.18                    25197.78
  1997/03/31      28217.59                    24851.19
  1997/04/30      28450.76                    25169.82
  1997/05/31      29263.27                    25699.77
  1997/06/30      29808.99                    26096.96
  1997/07/31      30801.26                    26788.69
  1997/08/31      30986.18                    26756.45
  1997/09/30      32076.94                    27237.75
  1997/10/31      31723.29                    27376.83
  1997/11/30      32053.96                    27620.71
  1997/12/31      32467.87                    27898.86
  1998/01/31      33359.71                    28343.47
  1998/02/28      33762.35                    28458.31
  1998/03/31      34457.80                    28728.62
  1998/04/30      34482.42                    28852.01
  1998/05/31      34242.05                    29025.51
  1998/06/30      34272.39                    29175.41
  1998/07/31      34556.11                    29361.36
  1998/08/31      30827.18                    27879.22
  1998/09/30      30946.07                    27951.79
  1998/10/31      30388.27                    27348.62
  1998/11/30      32495.95                    28774.19
  1998/12/31      32408.78                    28722.64
  1999/01/31      33505.72                    29110.28
  1999/02/28      33289.69                    28912.22
  1999/03/31      34278.94                    29248.06
  1999/04/30      35682.25                    29783.19
  1999/05/31      34855.26                    29509.97
  1999/06/30      34772.86                    29436.83
  1999/07/31      34581.58                    29476.43
  1999/08/31      34258.70                    29164.99
  1999/09/30      33905.92                    29048.06
  1999/10/31      34051.55                    28890.40
  1999/11/30      34722.74                    29267.13
  1999/12/31      35251.11                    29443.78
  2000/01/31      34899.95                    29331.05
  2000/02/29      35427.62                    29393.76
  2000/03/31      34956.05                    28962.32
  2000/04/28      34343.85                    28962.72
IMATRL PRASUN   SHR__CHT 20000430 20000526 141139 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Institutional Class on April 30, 1990. As the chart shows, by April 30, 2000, the value of the investment would have grown to $34,344 - a 243.44% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $28,963 - a 189.63% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,   YEARS ENDED OCTOBER 31,                       JULY 3, 1995 (COMMENCEMENT OF
                                                                                             SALE OF INSTITUTIONAL CLASS
                                                                                             SHARES) TO OCTOBER 31,

                  2000                          1999         1998      1997    1996          1995


Dividend returns  4.25%                         10.90%       7.97%     10.03%  9.75%         3.34%

Capital returns   -3.39%                        1.15%        -12.18%   5.39%   3.06%         1.73%

Total returns     0.86%                         12.05%       -4.21%    15.42%  12.81%        5.07%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 2000  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share           8.09(cents)   47.14(cents)   95.16(cents) A

Annualized dividend rate      9.30%         8.62%          8.55%

30-day annualized yield       11.60%        -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.58 over the past one month, $10.97 over the past six months, and $11.13 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

A NON-TAXABLE DIVIDENDS: DIVIDENDS PAID ARE BASED ON THE CLASS'
INVESTMENT INCOME AT THE TIME OF DISTRIBUTION. DIVIDENDS OF
APPROXIMATELY 4.9(CENTS) PER SHARE PAID DURING 1999 WERE A NON-TAXABLE RETURN OF CAPITAL.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

The high-yield bond market eked
out a positive return over the past
six months ending April 30, 2000,
despite facing numerous obstacles
along the way, including widening
credit spreads, competition from the
high-flying NASDAQ market and
negative outflows from high-yield
mutual funds. For the six-month
period ending April 30, 2000, the
Merrill Lynch High Yield Master II
Index - a broad measure of the
high-yield market - had a
marginal gain of 0.25%. A
short-lived rally in the fourth
quarter of 1999 was responsible
for the majority of this positive
performance, as investor sentiment
was geared toward more
aggressive investment
opportunities. Still, the high-yield
sector lost a good portion of its
inflows to the technology-rich
NASDAQ market's double- and
triple-digit gains during the period.
And when the NASDAQ faltered in
March and April of 2000, the
high-yield market tumbled as well.
Restrictive monetary policy by the
Federal Reserve Board, which hiked
interest rates three times during the
six-month period, also put a
damper on high-yield bond
performance, as did widening
credit spreads, or the premium that
investors demand for higher
perceived levels of risk versus
Treasury securities. For the period,
the high-yield sector trailed the
performance of the overall U.S.
taxable bond market, as
measured by the Lehman Brothers
Aggregate Bond Index, which
gained 1.42% during the past six
months.

(photograph of Margaret Eagle)

An interview with Margaret Eagle, Portfolio Manager of Fidelity
Advisor High Yield Fund

Q. HOW DID THE FUND PERFORM, MARGARET?

A. For the six-month period that ended April 30, 2000, the fund's Institutional Class shares provided a total return of 0.86%. To get a sense of how the fund did relative to its competitors, the high current yield funds average returned 1.03% for the same six-month period, according to Lipper Inc. The Merrill Lynch High Yield Master II Index returned 0.25%. For the 12-month period ended April 30, 2000, the fund's Institutional Class shares returned -3.75%. That compared to the -2.56% return for the high current yield funds average and the -2.75% return of the Merrill Lynch index.

Q. WHY DID THE FUND LAG ITS LIPPER PEER GROUP WHILE BEATING THE
MERRILL LYNCH INDEX DURING THE PAST SIX MONTHS?

A. Unfortunately, a few of the fund's holdings had a fairly tough go of it during the past six months and detracted from the fund's performance relative to its peers. Supermarket chains Jitney Jungle and Pathmark were two of the biggest disappointments. The business prospects for Jitney Jungle continued to deteriorate, while Pathmark suffered when a proposed acquisition of the company fell through. Movie theater chains Regal Cinema and AMC performed poorly in response to perceptions that the industry was overbuilt. Finally, holdings in Allied Waste suffered in sympathy with the woes of its chief competitor, even though Allied didn't experience similar problems. What helped the fund outpace the Merrill Lynch index, on the other hand, was its holdings in cable and telecommunications companies.

Q. WHAT WAS TROUBLING THE HIGH-YIELD MARKET?

A. There were a number of factors. First, the technical backdrop was not very favorable. By that I mean that the high-yield market didn't attract a lot of new investment at a time when supply was pretty heavy. Although new supply has abated somewhat toward the end of the period, it still exceeded rather tepid demand. Rising interest rates also were a concern. Although the high-yield market traditionally is not as sensitive to rising rates as other fixed-income investments, this time climbing rates were enough to curtail investor interest in high-yield securities. Those technical factors overwhelmed the more fundamental positives of a strong economy and a seemingly abating default rate among high-yield bonds.

Q. WHAT FUELED THE RELATIVELY STRONG PERFORMANCE OF THE CABLE AND
TELECOM HOLDINGS?

A. Technological advancements, the introduction of more appealing products, continued strong demand, and a wave of merger and acquisition activity were some of the primary factors behind the strong performance of the cable and telecom sectors. Our stock and bond holdings in cable company EchoStar, for example, were driven higher in response to strong subscriber growth, the addition of new channels and the company's new Internet service. Similar developments boosted other European cable holdings such as NTL. The fund also benefited from cable holdings Falcon and Golden Sky, both of which were the target of acquisitions during the period. Being acquired also helped some of our telecom holdings, namely Splitrock, Concentric, IXC and Esat Telecom. Direct satellite broadcast company WinStar, which offered to buy back its debt at a very attractive level, was another strong performer.

Q. WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO DURING THE PAST SIX
MONTHS?

A. To help mitigate the effects of rising interest rates, I recently began to reduce the fund's stake in securities with a credit quality rating higher than B, because they tend to be the most sensitive to interest-rate changes. At the same time, I reduced the fund's exposure to the lowest-quality tiers in order to maintain the overall credit quality of the fund.

Q. WHAT'S YOUR OUTLOOK?

A. From a valuation standpoint, high-yield bonds look attractive when viewed from a historical perspective. Spreads on high-yield bonds - the amount of yield investors demanded over Treasury bond yields - are quite wide. In fact, they're as wide as they've been since the autumn of 1998 when investors were concerned that global economic and financial market difficulties would spell trouble for the high-yield market. To the extent that investors embrace the value that high-yield bonds offer and as long as the economy is on track to achieve a soft landing, they could perform well.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks a combination of
a high level of income and
potential for capital gains

START DATE: January 5, 1987

SIZE: as of April 30, 2000,
more than $3.9 billion

MANAGER: Margaret Eagle,
since 1987; joined Fidelity
in 1980

MARGARET EAGLE ON THE
PROSPECTS FOR
TELECOMMUNICATIONS
COMPANIES:

"In my view, telecommunications
companies offer some of the best
opportunities available in the
high-yield market today. In
addition to building out the
infrastructure that will define
communications over the next
decade, one of the telecom
sector's most exciting areas of
growth is providing Internet services
such as Web-hosting for commercial
applications.

"While recent stock market
volatility has raised concerns
about these companies' ability to
fund their growth plans, I
generally emphasize
telecommunications companies
that have sufficient funds to
sustain their build-out plans until
2001. Many of these companies took
advantage of strong stock market
conditions in early 2000 to raise
additional equity. At the end of the
period, telecommunications
companies made up
approximately 34% of the fund's
net assets, which is a reflection of
my conviction about the strength
of the telecom sector."

NOTE TO SHAREHOLDERS:
Effective June 1, 2000, Tom Soviero
became Portfolio Manager of
Fidelity Advisor High Yield Fund.


INVESTMENT CHANGES





TOP FIVE HOLDINGS AS OF APRIL
30, 2000

(BY ISSUER, EXCLUDING CASH       % OF FUND'S NET ASSETS   % OF FUND'S NET ASSETS 6
EQUIVALENTS)                                              MONTHS AGO

WinStar Communications, Inc.      3.3                      2.3

United Pan-Europe                 2.5                      1.2
Communications NV

Intermedia Communications, Inc.   2.5                      2.0

EchoStar Communications Corp.     2.4                      1.6

CSC Holdings, Inc.                2.1                      2.0

                                  12.8                     9.1

TOP FIVE MARKET SECTORS AS OF
APRIL 30, 2000

                                 % OF FUND'S NET ASSETS   % OF FUND'S NET ASSETS 6
                                                          MONTHS AGO

Media & Leisure                   29.6                     33.1

Utilities                         28.9                     26.8

Basic Industries                  8.3                      8.0

Technology                        7.6                      3.8

Energy                            4.2                      5.4

QUALITY DIVERSIFICATION AS OF
APRIL 30, 2000

(MOODY'S RATINGS)                % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6
                                                          MONTHS AGO

Aaa, Aa, A                        0.5                      0.0

Baa                               0.5                      0.6

Ba                                5.1                      8.0

B                                 55.2                     53.1

Caa, Ca, C                        13.5                     13.7

D                                 0.2                      0.0

Not Rated                         5.6                      5.4


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT APRIL 30, 2000 AND OCTOBER 31, 1999 ACCOUNT FOR 5.6% AND 5.4 % RESPECTIVELY OF THE FUND'S INVESTMENTS.

ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF APRIL 30, 2000  *                                       AS OF OCTOBER 31, 1999  **

Nonconvertible  Bonds           77.4%                         Nonconvertible  Bonds                   77.6%

Convertible Bonds, Preferred                                  Convertible Bonds, Preferred
Stocks                          11.2%                         Stocks                                  12.4%

Common Stocks                    4.7%                         Common Stocks                            3.9%

Other Investments                1.3%                         Other Investments                        1.4%

Short-Term  Investments and                                   Short-Term  Investments and
Net Other Assets                 5.4%                         Net Other Assets                         4.7%

* FOREIGN  INVESTMENTS          12.6%                         ** FOREIGN  INVESTMENTS                  8.8%

Row: 1, Col: 1, Value: 77.40000000000001                      Row: 1, Col: 1, Value: 77.59999999999999
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 11.2                                   Row: 1, Col: 3, Value: 12.4
Row: 1, Col: 4, Value: 0.0                                    Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 4.7                                    Row: 1, Col: 5, Value: 3.9
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 1.3                                    Row: 1, Col: 7, Value: 1.4
Row: 1, Col: 8, Value: 5.4                                    Row: 1, Col: 8, Value: 4.7







INVESTMENTS APRIL 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets



CORPORATE BONDS - 78.1%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CONVERTIBLE BONDS - 0.7%

CONSTRUCTION & REAL ESTATE -
0.3%

REAL ESTATE INVESTMENT TRUSTS
- 0.3%

Rockefeller Center                -         $ 12,700                             $ 10,668
Properties, Inc. 0% 12/31/00

HEALTH - 0.4%

MEDICAL FACILITIES MANAGEMENT
- 0.4%

Total Renal Care Holdings,
Inc.:

7% 5/15/09                        B1         2,000                                1,100

7% 5/15/09 (e)                    B3         24,020                               13,451

                                                                                  14,551

MEDIA & LEISURE - 0.0%

RESTAURANTS - 0.0%

CKE Restaurants, Inc. 4.25%       B1         5,740                                2,332
3/15/04

TOTAL CONVERTIBLE BONDS                                                           27,551

NONCONVERTIBLE BONDS - 77.4%

BASIC INDUSTRIES - 8.2%

CHEMICALS & PLASTICS - 4.6%

Avecia Group PLC 11% 7/1/09       B2         28,890                               29,251

Huntsman Corp. 9.5% 7/1/07 (e)    B2         37,590                               34,207

Huntsman ICI Chemicals LLC        B2         23,790                               23,731
10.125% 7/1/09

Lyondell Chemical Co.:

9.625% 5/1/07                     Ba3        7,905                                7,786

9.875% 5/1/07                     Ba3        32,710                               32,219

10.875% 5/1/09                    B2         42,730                               42,089

Sterling Chemicals, Inc.:

11.25% 4/1/07                     Caa3       8,180                                6,871

11.75% 8/15/06                    Caa3       5,035                                4,406

                                                                                  180,560

PACKAGING & CONTAINERS - 1.6%

Gaylord Container Corp.:

9.375% 6/15/07                    Caa1       17,510                               15,365

9.75% 6/15/07                     Caa1       6,340                                5,658

9.875% 2/15/08                    Caa2       28,165                               21,969

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

BASIC INDUSTRIES - CONTINUED

PACKAGING & CONTAINERS -
CONTINUED

Packaging Corp. of America        B2        $ 19,740                             $ 19,839
9.625% 4/1/09

Sweetheart Cup, Inc. 10.5%        Caa1       2,525                                2,310
9/1/03

                                                                                  65,141

PAPER & FOREST PRODUCTS - 2.0%

APP China Group Ltd. 14%          B3         5,575                                4,516
3/15/10 unit (e)

APP Finance II Mauritius Ltd.:

12% 2/15/04                       B3         370                                  207

12% 3/15/04                       B3         7,420                                4,155

Container Corp. of America
gtd.:

9.75% 4/1/03                      B2         3,490                                3,507

11.25% 5/1/04                     B2         4,550                                4,641

Millar Western Forest             B3         17,375                               16,767
Products Ltd. 9.875% 5/15/08

Repap New Brunswick, Inc.:

11.5% 6/1/04                      B3         6,750                                6,868

yankee 10.625% 4/15/05            Caa1       18,190                               17,190

Stone Container Corp. 12.58%      B2         18,740                               19,677
8/1/16 (f)

                                                                                  77,528

TOTAL BASIC INDUSTRIES                                                            323,229

CONSTRUCTION & REAL ESTATE -
0.8%

CONSTRUCTION - 0.2%

Blount, Inc. 13% 8/1/09           B3         7,160                                7,035

REAL ESTATE INVESTMENT TRUSTS
- 0.6%

Ocwen Asset Investment Corp.      -          30,010                               24,608
11.5% 7/1/05

TOTAL CONSTRUCTION & REAL                                                         31,643
ESTATE

DURABLES - 0.7%

HOME FURNISHINGS - 0.6%

Sealy Corp., Inc. 10%             -          13,392                               12,723
12/18/08 pay-in-kind (h)

Sealy Mattress Co.:

0% 12/15/07 (d)                   B3         6,930                                4,851

9.875% 12/15/07                   B3         5,550                                5,273

                                                                                  22,847

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

DURABLES - CONTINUED

TEXTILES & APPAREL - 0.1%

Pillowtex Corp.:

9% 12/15/07                       Ca        $ 5,340                              $ 2,083

10% 11/15/06                      Ca         4,370                                1,748

                                                                                  3,831

TOTAL DURABLES                                                                    26,678

ENERGY - 3.8%

COAL - 0.3%

P&L Coal Holdings Corp.           B2         15,310                               13,626
9.625% 5/15/08

ENERGY SERVICES - 1.5%

Parker Drilling Co. 9.75%         B1         3,511                                3,300
11/15/06

R&B Falcon Corp.:

6.95% 4/15/08                     Ba3        320                                  266

9.5% 12/15/08                     Ba3        25,820                               25,045

12.25% 3/15/06                    Ba3        16,570                               18,061

RBF Finance Co. 11.375%           Ba3        10,650                               11,342
3/15/09

                                                                                  58,014

OIL & GAS - 2.0%

Chesapeake Energy Corp.           B3         15,765                               15,056
9.625% 5/1/05

Cross Timbers Oil Co.:

8.75% 11/1/09                     B2         10,660                               9,861

9.25% 4/1/07                      B2         2,940                                2,837

Lomak Petroleum, Inc. 8.75%       B3         8,777                                7,504
1/15/07

Plains Resources, Inc.:

Series B 10.25% 3/15/06           B2         2,780                                2,697

10.25% 3/15/06 (e)                B2         9,340                                9,153

Swift Energy Co. 10.25% 8/1/09    B2         12,560                               12,246

Tesoro Petroleum Corp. 9%         B1         16,330                               15,350
7/1/08

Vintage Petroleum, Inc.:

9% 12/15/05                       B1         1,620                                1,596

9.75% 6/30/09                     B1         3,590                                3,626

                                                                                  79,926

TOTAL ENERGY                                                                      151,566

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - 3.2%

CREDIT & OTHER FINANCE - 3.2%

AMRESCO, Inc.:

9.875% 3/15/05                    Caa3      $ 27,115                             $ 18,709

10% 3/15/04                       Caa3       3,800                                2,470

APP International Finance Co.     B3         7,235                                5,860
11.75% 10/1/05

Arch Escrow Corp. 13.75%          B3         26,120                               21,941
4/15/08

Denbury Management, Inc. 9%       B3         27,120                               23,730
3/1/08

Dobson/Sygnet Communications      -          8,070                                8,393
Co. 12.25% 12/15/08

GS Escrow Corp. 7.125% 8/1/05     Ba1        9,700                                8,420

Macsaver Financial Services,
Inc.:

7.4% 2/15/02                      Ba2        6,670                                5,003

7.6% 8/1/07                       Ba2        6,970                                4,182

Ocwen Capital Trust 10.875%       B2         4,780                                2,964
8/1/27

Stone Container Finance Co.       B2         8,330                                8,663
11.5% 8/15/06 (e)

Venetian Casino Resort            Caa1       15,770                               15,376
LLC/Las Vegas Sands, Inc.
12.25% 11/15/04

                                                                                  125,711

HEALTH - 2.3%

DRUGS & PHARMACEUTICALS - 0.4%

Global Health Sciences, Inc.      Caa1       41,010                               14,354
11% 5/1/08

MEDICAL EQUIPMENT & SUPPLIES
- 0.2%

Graham-Field Health Products,     C          13,670                               3,144
Inc. 9.75% 8/15/07 (c)

PharMerica, Inc. 8.375% 4/1/08    B3         8,500                                5,100

                                                                                  8,244

MEDICAL FACILITIES MANAGEMENT
- 1.7%

Everest Healthcare Services,      B3         3,740                                3,118
Inc. 9.75% 5/1/08

Fountain View, Inc. 11.25%        Caa1       9,470                                5,209
4/15/08

Hanger Orthopedic Group, Inc.     B3         3,390                                2,661
11.25% 6/15/09

Harborside Healthcare Corp.       B3         24,000                               5,280
0% 8/1/08 (d)

Oxford Health Plans, Inc. 11%     Caa1       29,600                               30,192
5/15/05

Unilab Corp. 12.75% 10/1/09       B3         20,624                               20,572

                                                                                  67,032

TOTAL HEALTH                                                                      89,630

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.2%

ELECTRICAL EQUIPMENT - 0.3%

L-3 Communications Corp.:

8% 8/1/08                         B2        $ 10,600                             $ 9,328

10.375% 5/1/07                    B2         2,600                                2,613

                                                                                  11,941

POLLUTION CONTROL - 1.9%

Allied Waste North America,       B2         109,600                              75,076
Inc. 10% 8/1/09

TOTAL INDUSTRIAL MACHINERY &                                                      87,017
EQUIPMENT

MEDIA & LEISURE - 21.1%

BROADCASTING - 17.7%

ACME Television LLC/ACME          B3         11,102                               10,158
Financial Corp. 0% 9/30/04
(d)

Adelphia Communications Corp.     B1         36,755                               35,744
9.875% 3/1/07

Ascent Entertainment Group,       Ba1        11,280                               9,024
Inc. 0% 12/15/04 (d)

CapStar Broadcasting
Partners, Inc.:

0% 2/1/09 (d)                     B2         9,910                                8,770

9.25% 7/1/07                      B1         3,230                                3,214

Chancellor Media Corp. 9%         B1         17,475                               17,693
10/1/08

Citadel Broadcasting Co.:

9.25% 11/15/08                    B3         1,810                                1,720

10.25% 7/1/07                     B3         10,990                               10,990

Classic Cable, Inc.:

9.375% 8/1/09                     B3         3,995                                3,745

10.5% 3/1/10 (e)                  B3         8,750                                8,597

Comcast UK Cable Partners         B2         5,370                                5,102
Ltd. 0% 11/15/07 (d)

Diamond Cable Communications      B3         34,145                               32,011
PLC yankee 0% 12/15/05 (d)

EchoStar DBS Corp. 9.375%         B2         56,555                               54,434
2/1/09

Fox Family Worldwide, Inc. 0%     B1         10,210                               6,126
11/1/07 (d)

FrontierVision Holdings           B1         36,450                               31,803
LP/FrontierVision Holdings
Capital Corp. 0% 9/15/07 (d)

FrontierVision Holdings           Caa1       22,460                               19,596
LP/FrontierVision Holdings
Capital II Corp. 0% 9/15/07
(d)

Golden Sky DBS, Inc. 0%           Caa1       24,025                               15,977
3/1/07 (d)

Impsat Fiber Networks, Inc.       B3         30,195                               28,081
13.75% 2/15/05 (e)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

International Cabletel, Inc.      B3        $ 51,577                             $ 47,967
0% 2/1/06 (d)

Knology Holding, Inc. 0%          -          17,035                               10,562
10/15/07 (d)

NorthPoint Communication          Caa1       37,905                               33,735
Holdings, Inc. 12.875%
2/15/10 (e)

NTL Communications Corp.:

0% 10/1/08 (d)                    B3         30,780                               20,238

11.5% 10/1/08                     B3         35,980                               36,340

NTL, Inc. 10% 2/15/07             B3         20,160                               19,454

Olympus Communications            B1         5,820                                5,849
LP/Olympus Capital Corp.
10.625% 11/15/06

Pegasus Communications Corp.:

9.625% 10/15/05                   B3         2,770                                2,715

9.75% 12/1/06                     B3         7,495                                7,345

12.5% 8/1/17                      B3         12,450                               12,948

Satelites Mexicanos SA de CV:

10.03% 6/30/04 (e)(f)             B1         13,115                               12,263

10.125% 11/1/04                   B3         34,710                               25,685

Telemundo Holdings, Inc. 0%       Caa1       3,815                                2,442
8/15/08 (d)

Telewest Communications PLC       B1         5,360                                5,414
11.25% 11/1/08

Telewest PLC:

yankee 9.625% 10/1/06             B1         9,260                                8,843

0% 10/1/07 (d)                    B1         29,550                               27,334

United International              B3         25,735                               17,307
Holdings, Inc. 0% 2/15/08 (d)

United Pan-Europe
Communications NV:

0% 8/1/09 (d)                     B2         2,860                                1,430

0% 11/1/09 (d)(e)                 B2         52,150                               25,554

10.875% 8/1/09                    B2         23,150                               21,067

11.25% 11/1/09 (e)                B2         31,010                               28,529

11.25% 2/1/10 (e)                 B2         12,775                               11,753

11.5% 2/1/10 (e)                  B2         17,030                               15,753

                                                                                  703,312

ENTERTAINMENT - 1.5%

AMC Entertainment, Inc.:

9.5% 3/15/09                      B3         16,990                               9,345

9.5% 2/1/11                       B3         6,690                                3,613

Cinemark USA, Inc. 8.5% 8/1/08    B2         3,390                                2,034

IMAX Corp. 7.875% 12/1/05         Ba2        5,120                                4,698

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - CONTINUED

Livent, Inc. 9.375% 10/15/04      -         $ 11,100                             $ 2,220
(c)

Premier Parks, Inc. 9.25%         B3         13,110                               12,323
4/1/06

Regal Cinemas, Inc.:

8.875% 12/15/10                   Caa2       8,770                                3,157

9.5% 6/1/08                       Caa2       28,710                               10,910

Waterford Gaming                  B1         10,564                               10,036
LLC/Waterford Gaming Finance
Corp. 9.5% 3/15/10 (e)

                                                                                  58,336

LODGING & GAMING - 1.7%

Florida Panthers Holdings,        B2         17,210                               15,661
Inc. 9.875% 4/15/09

Horseshoe Gaming LLC 8.625%       B2         37,840                               35,475
5/15/09

Mohegan Tribal Gaming             Ba3        3,630                                3,449
Authority 8.75% 1/1/09

Signature Resorts, Inc. 9.75%     Caa2       22,680                               6,804
10/1/07

Sun International Hotels
Ltd./Sun International North
America, Inc.:

yankee 9% 3/15/07                 Ba3        2,800                                2,520

8.625% 12/15/07                   Ba3        3,690                                3,284

                                                                                  67,193

RESTAURANTS - 0.2%

NE Restaurant, Inc. 10.75%        B3         8,990                                7,012
7/15/08

TOTAL MEDIA & LEISURE                                                             835,853

NONDURABLES - 0.9%

FOODS - 0.4%

Del Monte Corp. 12.25% 4/15/07    B3         6,355                                6,641

Del Monte Foods Co. 0%            Caa1       7,584                                5,650
12/15/07 (d)

Gorges/Quik-To-Fix Foods,         Caa1       18,290                               5,487
Inc. 11.5% 12/1/06

                                                                                  17,778

HOUSEHOLD PRODUCTS - 0.5%

AKI Holding Corp. 0% 7/1/09       Caa1       17,930                               8,248
(d)

AKI, Inc. 10.5% 7/1/08            B2         13,150                               11,046

                                                                                  19,294

TOTAL NONDURABLES                                                                 37,072

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

RETAIL & WHOLESALE - 1.0%

GENERAL MERCHANDISE STORES -
0.2%

Kmart Corp. 7.95% 2/1/23          Baa3      $ 8,850                              $ 7,213

GROCERY STORES - 0.8%

Jitney-Jungle Stores of           C          70,419                               704
America, Inc. 10.375%
9/15/07 (c)

Pathmark Stores, Inc.:

9.625% 5/1/03 (c)                 Caa3       21,250                               15,088

11.625% 6/15/02                   Ca         35,245                               9,869

12.625% 6/15/02                   Ca         20,260                               5,673

                                                                                  31,334

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.0%

U.S. Office Products Co.          Ca         4,745                                1,471
9.75% 6/15/08

TOTAL RETAIL & WHOLESALE                                                          40,018

SERVICES - 1.7%

LEASING & RENTAL - 0.0%

Anthony Crane Rentals             B3         2,250                                1,598
LP/Anthony Credit Capital
Corp. 10.375% 8/1/08

PRINTING - 0.7%

Sullivan Graphics, Inc.           Caa1       15,420                               15,574
12.75% 8/1/05

World Color Press, Inc.           Baa3       11,330                               10,197
8.375% 11/15/08

                                                                                  25,771

SERVICES - 1.0%

Apcoa, Inc. 9.25% 3/15/08         Caa1       3,520                                1,654

Iron Mountain, Inc. 8.75%         B2         6,990                                6,239
9/30/09

Medaphis Corp. 9.5% 2/15/05       Caa1       7,330                                5,571

SITEL Corp. 9.25% 3/15/06         B3         17,150                               15,778

Young American Corp. 11.625%      Caa1       15,920                               11,661
2/15/06

                                                                                  40,903

TOTAL SERVICES                                                                    68,272

TECHNOLOGY - 6.9%

COMPUTER SERVICES & SOFTWARE
- 5.0%

Colo.com 13.875% 3/15/10 unit     -          18,640                               19,013
(e)

Concentric Network Corp.          B-         27,280                               28,917
12.75% 12/15/07

Covad Communications Group,
Inc.:

0% 3/15/08 (d)                    B3         32,560                               20,024

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Covad Communications Group,
Inc.: - continued

12% 2/15/10 (e)                   B3        $ 8,245                              $ 7,812

12.5% 2/15/09                     B3         25,410                               24,711

Exodus Communications, Inc.       B-         24,725                               24,725
10.75% 12/15/09

Federal Data Corp. 10.125%        B3         4,270                                2,776
8/1/05

PSINet, Inc.:

10% 2/15/05                       B3         1,375                                1,210

10.5% 12/1/06                     B3         39,230                               34,915

11% 8/1/09                        B3         35,065                               31,383

Verio, Inc. 11.25% 12/1/08        B3         4,050                                4,010

                                                                                  199,496

COMPUTERS & OFFICE EQUIPMENT
- 0.5%

Globix Corp. 12.5% 2/1/10 (e)     -          22,630                               19,801

ELECTRONIC INSTRUMENTS - 0.9%

Fisher Scientific                 B3         21,815                               20,070
International, Inc. 9% 2/1/08

Telecommunications Techniques     B3         15,185                               13,932
Co. LLC 9.75% 5/15/08

                                                                                  34,002

ELECTRONICS - 0.5%

Details, Inc. 10% 11/15/05        B3         3,555                                3,271

Intersil Corp. 13.25% 8/15/09     B3         11,445                               12,933

Stellex Industries, Inc. 9.5%     B3         3,750                                1,875
11/1/07

                                                                                  18,079

TOTAL TECHNOLOGY                                                                  271,378

TRANSPORTATION - 0.2%

RAILROADS - 0.1%

TFM SA de CV 10.25% 6/15/07       B2         4,610                                4,011

SHIPPING - 0.1%

International Shipholding         Ba3        5,810                                5,113
Corp. 7.75% 10/15/07

TOTAL TRANSPORTATION                                                              9,124

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - 24.4%

CELLULAR - 8.8%

Arch Communications Group,        B3        $ 3,825                              $ 3,060
Inc. 12.75% 7/1/07

Clearnet Communications, Inc.     B3         7,240                                4,208
0% 5/1/09 (d)

ESAT Holdings Ltd. 0% 2/1/07      Aa1        15,520                               14,317
(d)

ICO Global Communications         D          14,125                               8,616
Holdings Ltd. 15% 8/1/05
unit (c)

Intercel, Inc. 0% 2/1/06 (d)      B2         5,190                                4,762

Leap Wireless International,      Caa2       18,260                               17,164
Inc. 12.5% 4/15/10 unit (e)

McCaw International Ltd. 0%       Caa1       47,100                               34,619
4/15/07 (d)

Metrocall, Inc.:

9.75% 11/1/07                     B3         2,170                                1,530

10.375% 10/1/07                   B3         5,335                                3,895

11% 9/15/08                       B3         2,155                                1,595

Microcell Telecommunications,
Inc.:

0% 6/1/06 (d)                     B3         6,395                                5,756

0% 6/1/09 (d)                     B3         8,385                                5,220

Millicom International            Caa1       20,340                               17,187
Cellular SA 0% 6/1/06 (d)

Nextel Communications, Inc.:

0% 9/15/07 (d)                    B1         21,280                               15,960

12% 11/1/08                       B1         22,320                               23,882

Nextel International, Inc. 0%     Caa1       1,255                                797
4/15/08 (d)

Omnipoint Corp.:

Series A, 11.625% 8/15/06         B2         5,910                                6,265

11.5% 9/15/09 (e)                 B2         8,050                                8,614

11.625% 8/15/06                   B2         2,510                                2,648



Orbital Imaging Corp. 11.625%     CCC+       16,476                               7,249
3/1/05

PageMart Nationwide, Inc. 15%     B3         10,235                               10,133
2/1/05

Paging Network, Inc.:

8.875% 2/1/06                     Caa3       1,695                                924

10% 10/15/08 (c)                  Caa3       17,995                               9,807

10.125% 8/1/07 (c)                Caa3       16,510                               8,998

ProNet, Inc. 11.875% 6/15/05      B3         5,825                                5,126

Rogers Cantel, Inc. 8.8%          Ba2        10,630                               10,471
10/1/07

Rogers Communications, Inc.       Ba3        9,700                                9,409
8.875% 7/15/07

TeleCorp PCS, Inc. 0% 4/15/09     B3         35,670                               23,364
(d)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

CELLULAR - CONTINUED

Tritel PCS, Inc. 0% 5/15/09       B3        $ 50,540                             $ 32,977
(d)

Triton PCS, Inc. 0% 5/1/08 (d)    B3         16,300                               11,614

US Unwired, Inc. 0% 11/1/09       Caa1       23,625                               13,289
(d)(e)

USA Mobile Communication,         B3         13,915                               11,132
Inc. II 9.5% 2/1/04

Voicestream Wireless              B2         16,310                               16,473
Corp./Voicestream Wireless
Holding Co. 10.375% 11/15/09
(e)

                                                                                  351,061

TELEPHONE SERVICES - 15.6%

360networks, Inc. 13% 5/1/08      B3         31,970                               31,490
(e)

Allegiance Telecom, Inc.:

0% 2/15/08 (d)                    B3         16,681                               11,635

12.875% 5/15/08                   B3         19,580                               21,146

e.spire Communications, Inc.      -          16,890                               9,796
13.75% 7/15/07

Esat Telecom Group PLC:

0% 2/1/07 (d)                     Aa1        7,530                                6,946

11.875% 12/1/08                   Caa1       4,680                                5,476

FirstWorld Communications,        -          22,465                               9,772
Inc. 0% 4/15/08 (d)

Focal Communications Corp.        B3         5,775                                5,789
11.875% 1/15/10 (e)

Global Crossing Holdings Ltd.     Ba2        21,190                               20,554
9.5% 11/15/09 (e)

Globenet Communication Group      Caa1       30,660                               30,813
Ltd. 13% 7/15/07

GST Equipment Funding, Inc.       -          12,810                               7,046
13.25% 5/1/07

GST Telecommunications, Inc.      -          26,920                               12,114
12.75% 11/15/07

GST USA, Inc. 0% 12/15/05 (d)     -          44,455                               20,005

Hermes Europe Railtel BV          B3         20,320                               17,983
11.5% 8/15/07

Hyperion Telecommunications,
Inc.:

0% 4/15/03 (d)                    B3         9,665                                8,940

12% 11/1/07                       Caa1       1,690                                1,711

ICG Holdings, Inc.:

0% 9/15/05 (d)                    B3         13,540                               12,795

0% 5/1/06 (d)                     B3         14,265                               11,448

ICG Services, Inc.:

0% 2/15/08 (d)                    B3         86,370                               44,481

0% 5/1/08 (d)                     B3         4,670                                2,312

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Intermedia Communications,
Inc.:

0% 5/15/06 (d)                    B2        $ 2,000                              $ 1,880

0% 7/15/07 (d)                    B2         20,880                               15,817

0% 3/1/09 (d)                     B3         17,000                               9,903

8.6% 6/1/08                       B2         11,320                               10,358

KMC Telecom Holdings, Inc.:

0% 2/15/08 (d)                    Caa2       28,410                               14,205

13.5% 5/15/09                     Caa2       10,070                               9,164

Logix Communications              -          13,108                               5,243
Enterprises, Inc. 12.25%
6/15/08

Metromedia Fiber Network, Inc.:

10% 11/15/08                      B2         24,497                               23,395

10% 12/15/09                      B2         9,740                                9,302

Netia Holdings BV 10.25%          B3         2,955                                2,512
11/1/07

NEXTLINK Communications LLC       B2         28,040                               29,021
12.5% 4/15/06

NEXTLINK Communications, Inc.     B2         10,590                               10,378
10.75% 6/1/09

NorthEast Optic Network, Inc.     -          2,305                                2,224
12.75% 8/15/08

Ono Finance PLC 13% 5/1/09        Caa1       9,975                                10,025

Rhythms NetConnections, Inc.:

0% 5/15/08 (d)                    B3         16,270                               8,135

12.75% 4/15/09                    B3         16,860                               14,331

Splitrock Services, Inc.          -          22,500                               23,794
11.75% 7/15/08

Viatel, Inc. 11.25% 4/15/08       B3         13,290                               11,695

WinStar Communications, Inc.:

0% 4/15/10 (d)(e)                 B3         33,138                               14,995

12.5% 4/15/08 (e)                 B3         22,276                               21,775

12.75% 4/15/10 (e)                B3         70,622                               67,267

Worldwide Fiber, Inc. 12%         B3         10,205                               9,491
8/1/09

                                                                                  617,162

TOTAL UTILITIES                                                                   968,223

TOTAL NONCONVERTIBLE BONDS                                                        3,065,414

TOTAL CORPORATE BONDS                                                             3,092,965
(Cost $3,561,085)

ASSET-BACKED SECURITIES - 0.4%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

Airplanes pass through trust      Ba2       $ 18,188                             $ 14,551
10.875% 3/15/19 (Cost
$19,159)

COMMERCIAL MORTGAGE
SECURITIES - 0.6%



Bardell Associates Note Trust     -          1,563                                1,661
12.5%, 11/1/08 (h)

First Chicago/Lennar Trust I      -          10,700                               7,831
Series 1997-CHL1 Class E,
8.1256% 4/1/39 (f)

Resolution Trust Corp. Series     Baa3       3,032                                2,456
1991-M2 Class A3, 7.3307%
9/25/20 (f)

Structured Asset Securities
Corp.:

Series 1995-C1:

Class E, 7.375% 9/25/24 (e)       BB         4,000                                3,653

Class F, 7.375% 9/25/24 (e)       -          2,500                                1,948

Series 1996-CFL Class G,          B+         9,260                                8,074
7.75% 2/25/28 (e)

TOTAL COMMERCIAL MORTGAGE                                                         25,623
SECURITIES
(Cost $24,440)


COMMON STOCKS - 4.7%

                                SHARES

BASIC INDUSTRIES - 0.1%

CHEMICALS & PLASTICS - 0.0%

Trivest 1992 Special Fund        3                     287
Ltd. (g)

PACKAGING & CONTAINERS - 0.1%

Crown Packaging Holdings Ltd.    2,010                 1
warrants 10/15/03 (a)

Gaylord Container Corp. Class    512,500               2,627
A (a)

                                                       2,628

TOTAL BASIC INDUSTRIES                                 2,915

CONSTRUCTION & REAL ESTATE -
0.0%

CONSTRUCTION - 0.0%

Capital Pacific Holdings,        24,095                6
Inc. warrants 5/1/02 (a)(e)

DURABLES - 0.0%

TEXTILES & APPAREL - 0.0%

Arena Brands Holdings Corp.      42,253                1,056
Class B

ENERGY - 0.0%

OIL & GAS - 0.0%

Plains Resources, Inc. (a)       70,500                1,000

COMMON STOCKS - CONTINUED

                                SHARES                VALUE (NOTE 1) (000S)

FINANCE - 0.0%

CREDIT & OTHER FINANCE - 0.0%

AMRESCO, Inc. (a)                118,000              $ 103

SAVINGS & LOANS - 0.0%

Ocwen Financial Corp. (a)        116,760               847

SECURITIES INDUSTRY - 0.0%

ECM Corp. LP (a)(e)              900                   79

TOTAL FINANCE                                          1,029

HEALTH - 0.1%

MEDICAL FACILITIES MANAGEMENT
- 0.1%

Oxford Health Plans, Inc. (a)    180,000               3,420

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.1%

POLLUTION CONTROL - 0.1%

Allied Waste Industries, Inc.    407,000               2,493
(a)

MEDIA & LEISURE - 2.9%

BROADCASTING - 2.9%

Classic Communications, Inc.     28,500                306
(a)(e)

CS Wireless Systems, Inc.        439                   0
(a)(e)

EchoStar Communications Corp.    1,457,296             92,798
Class A (a)

NTL, Inc. (a)                    122,813               9,395

NTL, Inc. warrants 10/14/08      53,424                3,099
(a)

Pegasus Communications Corp.     6,509                 6,932
unit

Telewest Communications PLC      16,363                1,023
sponsored ADR (a)

UIH Australia/Pacific, Inc.      19,690                394
warrants 5/15/06 (a)

                                                       113,947

ENTERTAINMENT - 0.0%

Livent, Inc. (a)                 125,200               1

LODGING & GAMING - 0.0%

Sunterra Corp. (a)               275,500               568

TOTAL MEDIA & LEISURE                                  114,516

RETAIL & WHOLESALE - 0.0%

GROCERY STORES - 0.0%

Kroger Co. (a)                   59,400                1,103

TECHNOLOGY - 0.5%

COMPUTER SERVICES & SOFTWARE
- 0.3%

Concentric Network Corp. (a)     102,600               4,463

COMMON STOCKS - CONTINUED

                                SHARES                VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Concentric Network Corp.         8,680                $ 3,741
warrants 12/15/07 (a)(e)

DecisionOne Corp.                63,872                1

DecisionOne Corp.:

warrants 4/18/07                 36,096                0

warrants 4/18/07                 62,195                0

warrants 4/18/07                 36,890                0

PSINet, Inc. (a)                 200,000               4,638

                                                       12,843

ELECTRONICS - 0.2%

Intersil Holding Corp.           16,220                7,299
warrants 8/15/09 (a)(e)

TOTAL TECHNOLOGY                                       20,142

UTILITIES - 1.0%

CELLULAR - 0.1%

Loral Orion Network Systems,
Inc.:

warrants 1/15/07 (CV ratio       19,560                78
 .47) (a)

warrants 1/15/07 (CV ratio       18,480                111
 .6) (a)

McCaw International Ltd.         66,290                166
warrants 4/16/07 (a)(e)

Orbital Imaging Corp.            5,486                 27
warrants 3/1/05 (a)(e)

Powertel, Inc. warrants          85,408                3,075
2/1/06 (a)

                                                       3,457

TELEPHONE SERVICES - 0.9%

Adelphia Business Solution,      87,200                3,052
Inc. Class A (a)

FirstWorld Communications,       21,135                2,114
Inc. warrants 4/15/08 (a)(e)

GST Telecommunications, Inc.     356,900               1,205
(a)

Intermedia Communications,       2,500                 378
Inc. warrants 6/1/00 (a)

KMC Telecom Holdings, Inc.       37,830                95
warrants 4/15/08 (a)(e)

McLeodUSA, Inc. Class A (a)      404,950               10,124

Metromedia Fiber Network,        300,000               9,263
Inc. Class A (a)

MGC Communications, Inc.         28,787                1,411
(a)(e)

Ono Finance PLC rights           850                   128
5/31/09 (a)(e)

RSL Communications Ltd./RSL      25,710                1,337
Communications PLC warrants
11/15/06 (a)(e)

COMMON STOCKS - CONTINUED

                                SHARES                VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Versatel Telecom                 7,060                $ 3,530
International NV warrants
5/15/08 (a)(e)

Viatel, Inc. (a)                 34,546                1,321

                                                       33,958

TOTAL UTILITIES                                        37,415

TOTAL COMMON STOCKS                                    185,095
(Cost $103,770)

PREFERRED STOCKS - 10.5%



CONVERTIBLE PREFERRED STOCKS
- 0.4%

ENERGY - 0.4%

OIL & GAS - 0.4%

Chesapeake Energy Corp. $3.50    297,500               14,801
(a)

NONCONVERTIBLE PREFERRED
STOCKS - 10.1%

CONSTRUCTION & REAL ESTATE -
0.3%

REAL ESTATE INVESTMENT TRUSTS
- 0.3%

California Federal Preferred     533,897               11,345
Capital Corp. $2.2812

ENERGY - 0.0%

OIL & GAS - 0.0%

Gulf Canada Resources Ltd.       33,881                69
Series 1

FINANCE - 0.2%

INSURANCE - 0.2%

American Annuity Group           10,340                8,531
Capital Trust II 8.875%

HEALTH - 0.3%

MEDICAL FACILITIES MANAGEMENT
- 0.3%

Fresenius Medical Care           9,847                 9,404
Capital Trust 9%

MEDIA & LEISURE - 5.6%

BROADCASTING - 4.7%

Adelphia Communications Corp.    228,536               24,225
$13.00

Benedek Communications Corp.     11,712                8,198
11.5% pay-in-kind

Citadel Broadcasting Co.         85,567                9,198
Series B, 13.25% pay-in-kind

CSC Holdings, Inc.:

11.125% pay-in-kind              612,372               64,452

Series H, 11.75% pay-in-kind     196,927               20,923

PREFERRED STOCKS - CONTINUED

                                SHARES                VALUE (NOTE 1) (000S)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Granite Broadcasting Corp.       21,935               $ 19,083
12.75% pay-in-kind

NTL, Inc. 13% pay-in-kind        36,652                37,752

Pegasus Communications Corp.     2,350                 2,503
12.75% pay-in-kind

                                                       186,334

PUBLISHING - 0.9%

PRIMEDIA, Inc.:

$9.20                            76,000                6,688

8.625%                           6,185                 529

Series D, $10.00                 309,863               28,972

                                                       36,189

TOTAL MEDIA & LEISURE                                  222,523

RETAIL & WHOLESALE - 0.0%

GROCERY STORES - 0.0%

Supermarkets General Holdings    110,124               110
Corp. $3.52 pay-in-kind

TECHNOLOGY - 0.2%

COMPUTER SERVICES & SOFTWARE
- 0.2%

Concentric Network Corp.         8,410                 8,452
13.5% pay-in-kind

COMPUTERS & OFFICE EQUIPMENT
- 0.0%

Ampex Corp. 8% non-cumulative    159                   248

TOTAL TECHNOLOGY                                       8,700

UTILITIES - 3.5%

CELLULAR - 0.9%

Nextel Communications, Inc.:

11.125% pay-in-kind              11,901                11,484

Series D, 13% pay-in-kind        22,236                23,237

                                                       34,721

TELEPHONE SERVICES - 2.6%

e.spire Communications, Inc.:

$127.50 pay-in-kind              32,505                7,476

14.75% pay-in-kind               8,736                 2,184

ICG Holdings, Inc. 14.25%        12,306                10,029
pay-in-kind

Intermedia Communications,       64,607                61,054
Inc. 13.5% pay-in-kind

NEXTLINK Communications, Inc.    1                     0
14% pay-in-kind

PREFERRED STOCKS - CONTINUED

                                SHARES                VALUE (NOTE 1) (000S)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Source Media, Inc. 13.50%        119,854              $ 929
pay-in-kind

WinStar Communications, Inc.     16,106                23,354
14.25%

                                                       105,026

TOTAL UTILITIES                                        139,747

TOTAL NONCONVERTIBLE                                   400,429
PREFERRED STOCKS

TOTAL PREFERRED STOCKS                                 415,230
(Cost $471,122)


PURCHASED BANK DEBT - 0.3%

MOODY'S RATINGS (UNAUDITED) (B)           PRINCIPAL AMOUNT (000S)

Lyondell Chemical Co. sr.         -       $ 2,860                            2,910
secured Tranche E term loan
9.9875% 5/17/06 (f)

Oxford Health Plans, Inc. sr.     B3       3,000                             3,038
secured term loan 10.47%
5/13/03 (f)

Synthetic Industries, Inc.        -        6,200                             6,138
term loan 13% 12/13/00 (f)

TOTAL PURCHASED BANK DEBT                                                    12,086
(Cost $11,998)


CASH EQUIVALENTS - 3.8%

                              MATURITY AMOUNT (000S)

Investments in repurchase     $ 150,316                             150,245
agreements (U.S. Government
Obligations), in a joint
trading account at 5.69%,
dated 4/28/00 due 5/1/00
(Cost $150,245)

TOTAL INVESTMENT PORTFOLIO -                                        3,895,795
98.4%
(Cost $4,341,819)

NET OTHER ASSETS - 1.6%                                             64,694

NET ASSETS - 100%                                                  $ 3,960,489

LEGEND

(a) Non-income producing

(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $542,241,000 or 13.7% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Share amount represents number of units held.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                  ACQUISITION DATE   ACQUISITION COST (000S)

Bardell Associates  Note  4/19/94            $ 1,589
Trust 12.5%,  11/1/08

Sealy Corp., Inc.   10%   2/23/98 - 3/31/00  $ 12,677
12/18/08   pay-in-kind

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS        S&P RATINGS
Aaa, Aa, A    0.5%     AAA, AA, A    0.0%

Baa           0.5%     BBB           0.3%

Ba            5.0%     BB            4.2%

B             53.6%    B             57.3%

Caa           12.7%    CCC           8.0%

Ca, C         0.6%     CC, C         1.4%

                       D             0.3%

The percentage not rated by Moody's or S&P amounted to 5.6%. FMR has determined that unrated debt securities that are lower quality account for 5.6% of the total value of investment in securities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America     87.4%

Canada                        3.5

Netherlands                   3.2

United Kingdom                2.8

Mexico                        1.1

Others (individually less     2.0
than 1%)

                            100.0%

INCOME TAX INFORMATION

At April 30, 2000, the aggregate cost
of investment securities for income tax purposes was $4,344,717,000. Net unrealized depreciation aggregated $448,922,000, of which $160,215,000 related to appreciated investment securities and $609,137,000 related to depreciated investment securities.

At October 31, 1999, the fund had a capital loss carryforward of approximately $34,789,000 all of which will expire on October 31, 2007.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)

                         APRIL 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at            $ 3,895,795
value (including repurchase
agreements of $150,245)
(cost $4,341,819) -  See
accompanying schedule

Receivable for investments               12,732
sold

Receivable for fund shares               11,681
sold

Dividends receivable                     1,331

Interest receivable                      77,075

Other receivables                        948

 TOTAL ASSETS                            3,999,562

LIABILITIES

Payable to custodian bank      $ 815

Payable for investments         14,626
purchased

Payable for fund shares         11,608
redeemed

Distributions payable           7,676

Accrued management fee          1,910

Other payables and accrued      2,438
expenses

 TOTAL LIABILITIES                       39,073

NET ASSETS                              $ 3,960,489

Net Assets consist of:

Paid in capital                         $ 4,424,518

Undistributed net investment             76,510
income

Accumulated undistributed net            (94,523)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation              (446,016)
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                              $ 3,960,489

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)

               APRIL 30, 2000 (UNAUDITED)

CALCULATION OF MAXIMUM             $10.76
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share    ($239,660
(divided by) 22,283 shares)

Maximum offering price per         $11.30
share (100/95.25 of $10.76)

CLASS T: NET ASSET VALUE and       $10.77
redemption price per share
 ($2,185,534 (divided by)
202,835 shares)

Maximum offering price per         $11.16
share (100/96.50 of $10.77)

CLASS B: NET ASSET VALUE and       $10.73
offering price per share
($1,129,022 (divided by)
105,217 shares) A

CLASS C: NET ASSET VALUE and       $10.75
offering price per share
($280,569 (divided by)
26,097 shares) A

INSTITUTIONAL CLASS: NET           $10.53
ASSET VALUE, offering price
and redemption price   per
share ($125,704 (divided by)
11,933 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS     SIX
                         MONTHS ENDED APRIL 30, 2000
                                         (UNAUDITED)

INVESTMENT INCOME                           $ 24,139
Dividends

Interest                                     194,210

 TOTAL INCOME                                218,349

EXPENSES

Management fee                   $ 12,183

Transfer agent fees               3,586

Distribution fees                 9,984

Accounting fees and expenses      422

Non-interested trustees'          7
compensation

Custodian fees and expenses       59

Registration fees                 110

Audit                             30

Legal                             38

Miscellaneous                     20

 Total expenses before            26,439
reductions

 Expense reductions               (29)       26,410

NET INVESTMENT INCOME                        191,939

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (58,074)

 Foreign currency transactions    (4)        (58,078)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (99,488)

 Assets and liabilities in        (26)       (99,514)
foreign currencies

NET GAIN (LOSS)                              (157,592)

NET INCREASE (DECREASE) IN                  $ 34,347
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS           SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1999
                               2000 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 191,939                   $ 358,470
income

 Net realized gain (loss)       (58,078)                    (56,481)

 Change in net unrealized       (99,514)                    120,312
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     34,347                      422,301
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (168,331)                   (352,867)
From net investment income

 From net realized gain         -                           (40,674)

 In excess of net realized      -                           (29,684)
gain

 Return of capital              -                           (16,824)

 TOTAL DISTRIBUTIONS            (168,331)                   (440,049)

Share transactions - net        (61,747)                    568,709
increase (decrease)

  TOTAL INCREASE (DECREASE)     (195,731)                   550,961
IN NET ASSETS

NET ASSETS

 Beginning of period            4,156,220                   3,605,259

 End of period (including      $ 3,960,489                 $ 4,156,220
undistributed net investment
income of $76,510 and
$52,902, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                (UNAUDITED)                      1999                     1998      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning      $ 11.120                         $ 11.090                 $ 12.930  $ 12.300  $ 12.010
of period

Income from Investment
Operations

Net investment income D          .525                             1.022                    1.111     1.058     .163

Net realized and  unrealized     (.421)                           .287                     (1.603)   .710      .267
gain (loss)

Total from investment            .104                             1.309                    (.492)    1.768     .430
operations

Less Distributions

From net investment  income      (.464)                           (1.030)                  (1.048)   (1.078)   (.140)

From net realized gain           -                                (.120)                   (.300)    (.060)    -

In excess of net  realized       -                                (.080)                   -         -         -
gain

Return of capital                -                                (.049)                   -         -         -

Total distributions              (.464)                           (1.279)                  (1.348)   (1.138)   (.140)

Net asset value, end  of        $ 10.760                         $ 11.120                 $ 11.090  $ 12.930  $ 12.300
period

TOTAL RETURN B, C                .87%                             11.98%                   (4.55)%   15.18%    3.58%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 240                            $ 221                    $ 117     $ 44      $ 4
(in millions)

Ratio of expenses to average     .93% A                           .95%                     1.01%     1.15%     1.25% A, F
net assets

Ratio of expenses to average     .93% A                           .95%                     1.00% G   1.14% G   1.25% A
net assets  after expense
reductions

Ratio of net investment          9.45% A                          8.89%                    9.03%     8.58%     9.06% A
income to average  net assets

Portfolio turnover rate          63% A                            61%                      75%       105%      121%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999              1998      1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.140                         $ 11.110          $ 12.940  $ 12.310  $ 11.910  $ 11.220
period

Income from Investment
Operations

Net investment  income D          .522                             1.021             1.119     1.086     1.105     .930

Net realized and unrealized       (.433)                           .274              (1.612)   .686      .364      .680
gain (loss)

Total from investment             .089                             1.295             (.493)    1.772     1.469     1.610
operations

Less Distributions

From net investment income        (.459)                           (1.017)           (1.037)   (1.082)   (1.069)   (.920)

From net realized gain            -                                (.120)            (.300)    (.060)    -         -

In excess of net realized gain    -                                (.080)            -         -         -         -

Return of capital                 -                                (.048)            -         -         -         -

Total distributions               (.459)                           (1.265)           (1.337)   (1.142)   (1.069)   (.920)

Net asset value, end of period   $ 10.770                         $ 11.140          $ 11.110  $ 12.940  $ 12.310  $ 11.910

TOTAL RETURN B, C                 .73%                             11.83%            (4.54)%   15.21%    12.92%    15.05%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 2,186                          $ 2,351           $ 2,322   $ 2,208   $ 1,709   $ 1,200
millions)

Ratio of expenses to average      1.03% A                          1.04%             1.07%     1.09%     1.12%     1.15%
net assets

Ratio of expenses to average      1.03% A                          1.04%             1.07%     1.08% E   1.11% E   1.15%
net assets after expense
reductions

Ratio of net investment           9.35% A                          8.80%             8.91%     8.72%     9.20%     8.32%
income to average net assets

Portfolio turnover rate           63% A                            61%               75%       105%      121%      112%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999              1998      1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.090                         $ 11.070          $ 12.890  $ 12.280  $ 11.890  $ 11.210
period

Income from Investment
Operations

Net investment  income D          .483                             .938              1.024     .998      1.017     .794

Net realized and unrealized       (.421)                           .276              (1.588)   .674      .361      .721
gain (loss)

Total from investment             .062                             1.214             (.564)    1.672     1.378     1.515
operations

Less Distributions

From net investment income        (.422)                           (.949)            (.956)    (1.002)   (.988)    (.835)

From net  realized gain           -                                (.120)            (.300)    (.060)    -         -

In excess of net realized gain    -                                (.080)            -         -         -         -

Return of capital                 -                                (.045)            -         -         -         -

Total distributions               (.422)                           (1.194)           (1.256)   (1.062)   (.988)    (.835)

Net asset value, end of period   $ 10.730                         $ 11.090          $ 11.070  $ 12.890  $ 12.280  $ 11.890

TOTAL RETURN B, C                 .49%                             11.10%            (5.10)%   14.34%    12.10%    14.12%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 1,129                          $ 1,192           $ 923     $ 593     $ 344     $ 156
millions)

Ratio of expenses to average      1.69% A                          1.70%             1.74%     1.74%     1.79%     2.01%
net assets

Ratio of expenses to average      1.69% A                          1.69% E           1.74%     1.74%     1.79%     2.01%
net assets after expense
reductions

Ratio of net investment           8.69% A                          8.15%             8.25%     8.04%     8.52%     7.46%
income to average net assets

Portfolio turnover rate           63% A                            61%               75%       105%      121%      112%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999                     1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.110                         $ 11.090                 $ 12.970
period

Income from Investment
Operations

Net investment income D           .478                             .926                     .988

Net realized and unrealized       (.422)                           .280                     (1.639)
gain (loss)

Total from investment             .056                             1.206                    (.651)
operations

Less Distributions

From net investment income        (.416)                           (.941)                   (.929)

From net realized gain            -                                (.120)                   (.300)

In excess of net realized gain    -                                (.080)                   -

Return of capital                 -                                (.045)                   -

Total distributions               (.416)                           (1.186)                  (1.229)

Net asset value, end of period   $ 10.750                         $ 11.110                 $ 11.090

TOTAL RETURN B, C                 .44%                             11.00%                   (5.73)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 281                            $ 269                    $ 130
millions)

Ratio of expenses to average      1.78% A                          1.78%                    1.86% A
net assets

Ratio of expenses to average      1.78% A                          1.78%                    1.86% A
net assets after  expense
reductions

Ratio of net investment           8.60% A                          8.06%                    8.21% A
income to average net assets

Portfolio turnover rate           63% A                            61%                      75%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999              1998      1997      1996      1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.900                         $ 10.900          $ 12.710  $ 12.120  $ 11.760  $ 11.560
period

Income from Investment
Operations

Net investment  income D          .522                             1.024             1.123     1.094     1.070     .390

Net realized and unrealized       (.421)                           .269              (1.562)   .671      .368      .193
gain (loss)

Total from investment             .101                             1.293             (.439)    1.765     1.438     .583
operations

Less Distributions

From net investment income        (.471)                           (1.044)           (1.071)   (1.115)   (1.078)   (.383)

From net realized gain            -                                (.120)            (.300)    (.060)    -         -

In excess of net realized gain    -                                (.080)            -         -         -         -

Return of capital                 -                                (.049)            -         -         -         -

Total distributions               (.471)                           (1.293)           (1.371)   (1.175)   (1.078)   (.383)

Net asset value, end of period   $ 10.530                         $ 10.900          $ 10.900  $ 12.710  $ 12.120  $ 11.760

TOTAL RETURN B, C                 .86%                             12.05%            (4.21)%   15.42%    12.81%    5.07%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 126                            $ 123             $ 113     $ 76      $ 38      $ 0.1
millions)

Ratio of expenses to average      .80% A                           .82%              .83%      .85%      1.10%     .70% A
net assets

Ratio of expenses to average      .80% A                           .81% F            .83%      .85%      1.05% F   .70% A
net assets after expense
reductions

Ratio of net investment           9.58% A                          9.03%             9.12%     8.96%     9.26%     8.77% A
income to average net assets

Portfolio turnover rate           63% A                            61%               75%       105%      121%      112%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor High Yield Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, partnerships, and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $14,384,000 or 0.4% of net assets.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $12,086,000 or 0.3% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $1,257,346,000 and $1,356,549,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is 0.45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 181,000    $ 1,000

CLASS T    2,963,000    61,000

CLASS B    5,393,000    3,906,000

CLASS C    1,447,000    789,000

          $ 9,984,000  $ 4,757,000

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 267,000    $ 104,000

CLASS T    603,000      236,000

CLASS B    2,128,000    2,128,000*

CLASS C    93,000       93,000*

          $ 3,091,000  $ 2,561,000

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT       % OF AVERAGE NET ASSETS

CLASS A                $ 207,000    .17 *

CLASS T                 1,964,000   .17 *

CLASS B                 1,059,000   .18 *

CLASS C                 233,000     .16 *

INSTITUTIONAL CLASS     123,000     .19 *

                       $ 3,586,000

* ANNUALIZED

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $3,000 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $26,000 under this arrangement.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

AMOUNTS IN THOUSANDS            SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,

                                2000                        1999

FROM NET INVESTMENT INCOME

Class A                         $ 10,058                    $ 14,241

Class T                          96,784                      218,969

Class B                          45,166                      91,163

Class C                          10,756                      16,708

Institutional Class              5,567                       11,786

Total                           $ 168,331                   $ 352,867

RETURN OF CAPITAL

Class A                         $ -                         $ 679

Class T                          -                           10,440

Class B                          -                           4,346

Class C                          -                           797

Institutional Class              -                           562

Total                           $ -                         $ 16,824

FROM NET REALIZED GAIN

Class A                         $ -                         $ 1,446

Class T                          -                           25,543

Class B                          -                           10,501

Class C                          -                           1,751

Institutional Class              -                           1,433

Total                           $ -                         $ 40,674

IN EXCESS OF NET REALIZED GAIN

Class A                         $ -                         $ 1,056

Class T                          -                           18,641

Class B                          -                           7,663

Class C                          -                           1,278

Institutional Class              -                           1,046

Total                           $ -                         $ 29,684

                                $ 168,331                   $ 440,049


7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

AMOUNTS IN THOUSANDS            SHARES                                              DOLLARS

                                SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,  SIX MONTHS ENDED APRIL 30,

                                2000                        1999                    2000



CLASS A Shares sold                                          13,700                 $ 83,630
                                 7,457

Reinvestment of distributions    563                         1,173                   6,269

Shares redeemed                  (5,612)                     (5,559)                 (63,033)

Net increase (decrease)          2,408                       9,314                  $ 26,866

CLASS T Shares sold              47,995                      101,408                $ 538,926

Reinvestment of distributions    6,641                       18,746                  74,042

Shares redeemed                  (62,912)                    (118,096)               (705,582)

Net increase (decrease)          (8,278)                     2,058                  $ (92,614)

CLASS B Shares sold              14,558                      43,832                 $ 162,842

Reinvestment of distributions    2,529                       6,459                   28,086

Shares redeemed                  (19,358)                    (26,213)                (216,274)

Net increase (decrease)          (2,271)                     24,078                 $ (25,346)

CLASS C Shares sold              8,600                       20,267                 $ 96,469

Reinvestment of distributions    531                         1,004                   5,903

Shares redeemed                  (7,206)                     (8,802)                 (80,646)

Net increase (decrease)          1,925                       12,469                 $ 21,726

INSTITUTIONAL CLASS Shares       3,479                       11,210                 $ 38,336
sold

Reinvestment of distributions    377                         981                     4,106

Shares redeemed                  (3,173)                     (11,277)                (34,821)

Net increase (decrease)          683                         914                    $ 7,621



AMOUNTS IN THOUSANDS            DOLLARS

                                YEAR ENDED OCTOBER 31,

                                1999



CLASS A Shares sold             $ 158,674


Reinvestment of distributions    13,495

Shares redeemed                  (64,643)

Net increase (decrease)         $ 107,526

CLASS T Shares sold             $ 1,178,382

Reinvestment of distributions    216,117

Shares redeemed                  (1,367,579)

Net increase (decrease)         $ 26,920

CLASS B Shares sold             $ 507,464

Reinvestment of distributions    74,128

Shares redeemed                  (302,213)

Net increase (decrease)         $ 279,379

CLASS C Shares sold             $ 234,940

Reinvestment of distributions    11,541

Shares redeemed                  (101,978)

Net increase (decrease)         $ 144,503

INSTITUTIONAL CLASS Shares      $ 127,339
sold

Reinvestment of distributions    11,076

Shares redeemed                  (128,034)

Net increase (decrease)         $ 10,381









INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
Margaret L. Eagle, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Michael Cook
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications and Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant(registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

HYI-SANN-0600  103977
1.703463.102

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
INTERMEDIATE BOND
FUND - CLASS A, CLASS T, CLASS B
AND CLASS C

SEMIANNUAL REPORT
APRIL 30, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             21  The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    24  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           25  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  37  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 46  Notes to the financial
                          statements.



Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

New indicators of accelerating inflation led to a sharp downturn in equity markets, as the Dow Jones Industrial Average, NASDAQ and S&P 500(Registered trademark) each suffered its worst single-session point decline in history on April 14. Volatility ruled the remainder of the month, with equity markets experiencing both strong rallies and broad sell-offs. Inflation-sensitive Treasuries experienced similar volatility, as prices for the bellwether 10-year note edged lower throughout the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR INTERMEDIATE BOND FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after September 3, 1996. Returns between September 10, 1992 (the date Class T shares were first offered) and September 3, 1996 are those of Class T and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000       PAST 6 MONTHS  PAST 1 YEAR  PAST 5  YEARS  PAST 10  YEARS

FIDELITY ADV INT BOND - CL A       1.23%          0.97%        30.02%         98.39%

FIDELITY ADV INT BOND - CL A       -2.57%         -2.82%       25.14%         90.95%
(INCL. 3.75% SALES CHARGE)

LB Int Govt/Corp Bond              1.07%          1.54%        35.03%         105.16%

Short-Intermediate Investment      1.29%          1.68%        30.86%         91.55%
Grade   Debt Funds Average


CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Lehman Brothers Intermediate Government/Corporate Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Class A's performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 111 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT BOND - CL A   0.97%        5.39%         7.09%

FIDELITY ADV INT BOND - CL A   -2.82%       4.59%         6.68%
(INCL. 3.75% SALES CHARGE)

LB Int Gov/Corp Bond           1.54%        6.19%         7.45%

Short-Intermediate Investment  1.68%        5.52%         6.71%
Grade   Debt Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Intermed Bond -CL A      LB Intermediate Govt/Corp
             00261                       LB007
  1990/04/30       9625.00                    10000.00
  1990/05/31       9853.61                     9871.56
  1990/06/30       9985.35                    10356.59
  1990/07/31      10118.66                    10500.27
  1990/08/31      10034.19                    10457.17
  1990/09/30      10108.37                    10537.93
  1990/10/31      10203.63                    10660.28
  1990/11/30      10380.25                    10447.81
  1990/12/31      10539.30                    10970.07
  1991/01/31      10617.65                    11081.31
  1991/02/28      10702.80                    11169.91
  1991/03/31      10770.61                    11245.89
  1991/04/30      10890.74                    11368.46
  1991/05/31      10948.84                    11438.34
  1991/06/30      10952.13                    11446.39
  1991/07/31      11075.31                    11573.96
  1991/08/31      11307.82                    11794.93
  1991/09/30      11517.85                    11997.82
  1991/10/31      11654.14                    12134.76
  1991/11/30      11765.64                    12274.08
  1991/12/31      12136.81                    12573.85
  1992/01/31      11981.51                    12460.00
  1992/02/29      12012.59                    12509.20
  1992/03/31      11969.35                    12460.00
  1992/04/30      12036.61                    12569.50
  1992/05/31      12256.58                    12764.34
  1992/06/30      12429.41                    12953.30
  1992/07/31      12721.96                    13210.84
  1992/08/31      12839.58                    13342.98
  1992/09/30      12988.95                    13524.11
  1992/10/31      12797.25                    13348.64
  1992/11/30      12829.92                    13297.92
  1992/12/31      13001.83                    13476.00
  1993/01/31      13260.98                    13738.11
  1993/02/28      13525.57                    13954.72
  1993/03/31      13614.41                    14010.23
  1993/04/30      13698.00                    14123.00
  1993/05/31      13707.63                    14091.65
  1993/06/30      13979.39                    14312.83
  1993/07/31      14087.67                    14347.88
  1993/08/31      14397.56                    14575.38
  1993/09/30      14438.80                    14635.90
  1993/10/31      14516.54                    14675.08
  1993/11/30      14433.42                    14593.23
  1993/12/31      14496.16                    14660.06
  1994/01/31      14649.26                    14822.90
  1994/02/28      14366.12                    14603.68
  1994/03/31      14087.84                    14362.69
  1994/04/30      14031.83                    14264.94
  1994/05/31      13983.41                    14274.52
  1994/06/30      13979.53                    14276.48
  1994/07/31      14112.20                    14481.99
  1994/08/31      14110.52                    14527.27
  1994/09/30      14040.48                    14393.60
  1994/10/31      14041.34                    14391.64
  1994/11/30      14081.59                    14326.33
  1994/12/31      14138.61                    14377.05
  1995/01/31      14292.30                    14619.35
  1995/02/28      14469.00                    14922.61
  1995/03/31      14542.94                    15007.95
  1995/04/30      14686.31                    15193.21
  1995/05/31      15045.06                    15652.55
  1995/06/30      15134.08                    15757.48
  1995/07/31      15125.98                    15759.66
  1995/08/31      15247.38                    15903.12
  1995/09/30      15354.74                    16018.29
  1995/10/31      15508.85                    16196.80
  1995/11/30      15690.69                    16409.71
  1995/12/31      15862.64                    16581.69
  1996/01/31      15993.74                    16724.72
  1996/02/29      15796.15                    16528.36
  1996/03/31      15734.97                    16443.24
  1996/04/30      15655.46                    16385.11
  1996/05/31      15636.34                    16372.70
  1996/06/30      15779.53                    16546.64
  1996/07/31      15820.88                    16595.84
  1996/08/31      15847.39                    16608.90
  1996/09/30      16020.88                    16840.32
  1996/10/31      16274.35                    17137.91
  1996/11/30      16462.09                    17363.88
  1996/12/31      16372.62                    17252.64
  1997/01/31      16441.86                    17319.69
  1997/02/28      16457.37                    17352.78
  1997/03/31      16354.94                    17233.05
  1997/04/30      16535.40                    17435.51
  1997/05/31      16639.00                    17580.28
  1997/06/30      16803.74                    17740.72
  1997/07/31      17111.88                    18101.67
  1997/08/31      17046.64                    18010.67
  1997/09/30      17222.77                    18220.09
  1997/10/31      17386.35                    18421.90
  1997/11/30      17418.64                    18462.61
  1997/12/31      17551.91                    18610.21
  1998/01/31      17765.66                    18854.03
  1998/02/28      17757.61                    18839.66
  1998/03/31      17824.66                    18900.19
  1998/04/30      17889.11                    18994.88
  1998/05/31      18023.01                    19134.21
  1998/06/30      18122.06                    19256.34
  1998/07/31      18172.08                    19324.26
  1998/08/31      18375.16                    19627.95
  1998/09/30      18713.88                    20121.04
  1998/10/31      18675.24                    20101.23
  1998/11/30      18724.54                    20099.71
  1998/12/31      18809.06                    20180.47
  1999/01/31      18929.35                    20291.28
  1999/02/28      18724.81                    19993.03
  1999/03/31      18845.34                    20142.22
  1999/04/30      18911.20                    20204.07
  1999/05/31      18749.66                    20048.55
  1999/06/30      18725.81                    20062.54
  1999/07/31      18706.65                    20044.85
  1999/08/31      18687.15                    20060.07
  1999/09/30      18863.52                    20247.21
  1999/10/31      18862.72                    20299.45
  1999/11/30      18896.51                    20324.68
  1999/12/31      18896.59                    20258.30
  2000/01/31      18825.10                    20184.26
  2000/02/29      18972.49                    20350.57
  2000/03/31      19147.26                    20562.65
  2000/04/28      19094.65                    20516.07
IMATRL PRASUN   SHR__CHT 20000430 20000519 153601 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Class A on April 30, 1990, and the current 3.75% sales charge was paid. As the chart shows, by April 30, 2000, the value of the investment would have grown to $19,095 - a 90.95% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,516 - a 105.16% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,                SEPTEMBER 3, 1996
                                                                                     (COMMENCEMENT OF SALE OF
                                                                                     CLASS A SHARES) TO  OCTOBER
                                                                                     31,

                  2000                        1999                     1998   1997   1996

Dividend returns  2.98%                       5.36%                    5.71%  6.16%  1.00%

Capital returns   -1.75%                      -4.36%                   1.70%  0.67%  1.64%

Total returns     1.23%                       1.00%                    7.41%  6.83%  2.64%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 2000  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share           5.20(cents)   30.47(cents)   59.59(cents)

Annualized dividend rate      6.20%         5.99%          5.79%

30-day annualized yield       6.47%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.20 over the past one month, $10.21 over the past six months and $10.30 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 3.75% sales charge.

FIDELITY ADVISOR INTERMEDIATE BOND FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class T shares, took place on September 10, 1992. Class T shares bear a 0.25% 12b-1 fee that is reflected in returns after September 10, 1992. Returns prior to that date are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10  YEARS

FIDELITY ADV INT BOND - CL T   1.07%          0.85%        29.62%        97.78%

FIDELITY ADV INT BOND - CL T   -1.71%         -1.92%       26.06%        92.34%
(INCL. 2.75% SALES CHARGE)

LB Int Govt/Corp Bond          1.07%          1.54%        35.03%        105.16%

Short-Intermediate Investment  1.29%          1.68%        30.86%        91.55%
Grade   Debt Funds Average


CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Lehman Brothers Intermediate Government/Corporate Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Class T's performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 111 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT BOND - CL T   0.85%        5.33%         7.06%

FIDELITY ADV INT BOND - CL T   -1.92%       4.74%         6.76%
(INCL. 2.75% SALES CHARGE)

LB Int Govt/Corp Bond          1.54%        6.19%         7.45%

Short-Intermediate Investment  1.68%        5.52%         6.71%
Grade   Debt Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Intermed Bond -CL T      LB Intermediate Govt/Corp
             00287                       LB007
  1990/04/30       9725.00                    10000.00
  1990/05/31       9955.98                     9871.56
  1990/06/30      10089.09                    10356.59
  1990/07/31      10223.79                    10500.27
  1990/08/31      10138.44                    10457.17
  1990/09/30      10213.39                    10537.93
  1990/10/31      10309.64                    10660.28
  1990/11/30      10488.10                    10447.81
  1990/12/31      10648.80                    10970.07
  1991/01/31      10727.96                    11081.31
  1991/02/28      10814.00                    11169.91
  1991/03/31      10882.51                    11245.89
  1991/04/30      11003.89                    11368.46
  1991/05/31      11062.59                    11438.34
  1991/06/30      11065.92                    11446.39
  1991/07/31      11190.37                    11573.96
  1991/08/31      11425.31                    11794.93
  1991/09/30      11637.52                    11997.82
  1991/10/31      11775.22                    12134.76
  1991/11/30      11887.88                    12274.08
  1991/12/31      12262.91                    12573.85
  1992/01/31      12105.99                    12460.00
  1992/02/29      12137.39                    12509.20
  1992/03/31      12093.71                    12460.00
  1992/04/30      12161.66                    12569.50
  1992/05/31      12383.92                    12764.34
  1992/06/30      12558.55                    12953.30
  1992/07/31      12854.13                    13210.84
  1992/08/31      12972.98                    13342.98
  1992/09/30      13123.90                    13524.11
  1992/10/31      12930.21                    13348.64
  1992/11/30      12963.22                    13297.92
  1992/12/31      13136.91                    13476.00
  1993/01/31      13398.75                    13738.11
  1993/02/28      13666.09                    13954.72
  1993/03/31      13755.86                    14010.23
  1993/04/30      13840.32                    14123.00
  1993/05/31      13850.05                    14091.65
  1993/06/30      14124.63                    14312.83
  1993/07/31      14234.03                    14347.88
  1993/08/31      14547.15                    14575.38
  1993/09/30      14588.81                    14635.90
  1993/10/31      14667.36                    14675.08
  1993/11/30      14583.38                    14593.23
  1993/12/31      14646.77                    14660.06
  1994/01/31      14801.46                    14822.90
  1994/02/28      14515.38                    14603.68
  1994/03/31      14234.21                    14362.69
  1994/04/30      14177.62                    14264.94
  1994/05/31      14128.69                    14274.52
  1994/06/30      14124.77                    14276.48
  1994/07/31      14258.82                    14481.99
  1994/08/31      14257.12                    14527.27
  1994/09/30      14186.35                    14393.60
  1994/10/31      14187.22                    14391.64
  1994/11/30      14227.89                    14326.33
  1994/12/31      14285.51                    14377.05
  1995/01/31      14440.79                    14619.35
  1995/02/28      14619.33                    14922.61
  1995/03/31      14694.03                    15007.95
  1995/04/30      14838.89                    15193.21
  1995/05/31      15201.37                    15652.55
  1995/06/30      15291.31                    15757.48
  1995/07/31      15283.13                    15759.66
  1995/08/31      15405.80                    15903.12
  1995/09/30      15514.27                    16018.29
  1995/10/31      15669.99                    16196.80
  1995/11/30      15853.71                    16409.71
  1995/12/31      16027.45                    16581.69
  1996/01/31      16159.91                    16724.72
  1996/02/29      15960.27                    16528.36
  1996/03/31      15898.45                    16443.24
  1996/04/30      15818.11                    16385.11
  1996/05/31      15798.79                    16372.70
  1996/06/30      15943.47                    16546.64
  1996/07/31      15985.25                    16595.84
  1996/08/31      16012.04                    16608.90
  1996/09/30      16203.09                    16840.32
  1996/10/31      16458.27                    17137.91
  1996/11/30      16662.87                    17363.88
  1996/12/31      16573.81                    17252.64
  1997/01/31      16627.12                    17319.69
  1997/02/28      16641.16                    17352.78
  1997/03/31      16537.42                    17233.05
  1997/04/30      16718.81                    17435.51
  1997/05/31      16822.85                    17580.28
  1997/06/30      16971.94                    17740.72
  1997/07/31      17299.04                    18101.67
  1997/08/31      17216.17                    18010.67
  1997/09/30      17409.46                    18220.09
  1997/10/31      17573.65                    18421.90
  1997/11/30      17588.95                    18462.61
  1997/12/31      17738.62                    18610.21
  1998/01/31      17953.74                    18854.03
  1998/02/28      17944.61                    18839.66
  1998/03/31      18011.51                    18900.19
  1998/04/30      18075.25                    18994.88
  1998/05/31      18192.77                    19134.21
  1998/06/30      18292.25                    19256.34
  1998/07/31      18342.11                    19324.26
  1998/08/31      18546.33                    19627.95
  1998/09/30      18886.75                    20121.04
  1998/10/31      18846.30                    20101.23
  1998/11/30      18892.55                    20099.71
  1998/12/31      18975.81                    20180.47
  1999/01/31      19112.47                    20291.28
  1999/02/28      18886.72                    19993.03
  1999/03/31      19006.40                    20142.22
  1999/04/30      19071.34                    20204.07
  1999/05/31      18924.15                    20048.55
  1999/06/30      18899.27                    20062.54
  1999/07/31      18859.96                    20044.85
  1999/08/31      18856.65                    20060.07
  1999/09/30      19032.92                    20247.21
  1999/10/31      19030.65                    20299.45
  1999/11/30      19061.99                    20324.68
  1999/12/31      19041.94                    20258.30
  2000/01/31      18967.75                    20184.26
  2000/02/29      19114.88                    20350.57
  2000/03/31      19289.50                    20562.65
  2000/04/28      19234.38                    20516.07
IMATRL PRASUN   SHR__CHT 20000430 20000519 154112 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Class T on April 30, 1990, and the current 2.75% sales charge was paid. As the chart shows, by April 30, 2000, the value of the investment would have grown to $19,234 - a 92.34% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,516 - a 105.16% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,

                  2000                        1999                     1998   1997   1996    1995

Dividend returns  2.91%                       5.25%                    5.64%  6.12%  6.53%   6.46%

Capital returns   -1.84%                      -4.27%                   1.60%  0.66%  -1.50%   3.99%

Total returns     1.07%                       0.98%                    7.24%  6.78%  5.03%   10.45%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 2000  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share           5.09(cents)   29.86(cents)   58.45(cents)

Annualized dividend rate      6.07%         5.87%          5.67%

30-day annualized yield       6.39%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.21 over the past one month, $10.21 over the past six months and $10.30 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 2.75% sales charge.

FIDELITY ADVISOR INTERMEDIATE BOND FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance.

The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996) that is reflected in returns after June 30, 1994. Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past six month, past one year, past five year and past 10 year total return figures are 3%, 3%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT BOND - CL B   0.74%          0.21%        25.54%        89.84%

FIDELITY ADV INT BOND - CL B   -2.20%         -2.65%       25.54%        89.84%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

LB Int Govt/Corp Bond          1.07%          1.54%        35.03%        105.16%

Short-Intermediate Investment  1.29%          1.68%        30.86%        91.55%
Grade   Debt Funds Average


CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Lehman Brothers Intermediate Government/Corporate Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Class B's performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 111 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT BOND - CL B   0.21%        4.65%         6.62%

FIDELITY ADV INT BOND - CL B   -2.65%       4.65%         6.62%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

LB Int Govt/Corp Bond          1.54%        6.19%         7.45%

Short-Intermediate Investment  1.68%        5.52%         6.71%
Grade   Debt Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Intermed Bond -CL B      LB Intermediate Govt/Corp
             00687                       LB007
  1990/04/30      10000.00                    10000.00
  1990/05/31      10237.51                     9871.56
  1990/06/30      10374.39                    10356.59
  1990/07/31      10512.90                    10500.27
  1990/08/31      10425.13                    10457.17
  1990/09/30      10502.20                    10537.93
  1990/10/31      10601.17                    10660.28
  1990/11/30      10784.68                    10447.81
  1990/12/31      10949.93                    10970.07
  1991/01/31      11031.33                    11081.31
  1991/02/28      11119.80                    11169.91
  1991/03/31      11190.24                    11245.89
  1991/04/30      11315.06                    11368.46
  1991/05/31      11375.41                    11438.34
  1991/06/30      11378.84                    11446.39
  1991/07/31      11506.81                    11573.96
  1991/08/31      11748.39                    11794.93
  1991/09/30      11966.60                    11997.82
  1991/10/31      12108.20                    12134.76
  1991/11/30      12224.04                    12274.08
  1991/12/31      12609.67                    12573.85
  1992/01/31      12448.32                    12460.00
  1992/02/29      12480.61                    12509.20
  1992/03/31      12435.69                    12460.00
  1992/04/30      12505.57                    12569.50
  1992/05/31      12734.11                    12764.34
  1992/06/30      12913.68                    12953.30
  1992/07/31      13217.62                    13210.84
  1992/08/31      13339.83                    13342.98
  1992/09/30      13495.01                    13524.11
  1992/10/31      13295.84                    13348.64
  1992/11/30      13329.78                    13297.92
  1992/12/31      13508.39                    13476.00
  1993/01/31      13777.64                    13738.11
  1993/02/28      14052.54                    13954.72
  1993/03/31      14144.84                    14010.23
  1993/04/30      14231.69                    14123.00
  1993/05/31      14241.69                    14091.65
  1993/06/30      14524.05                    14312.83
  1993/07/31      14636.54                    14347.88
  1993/08/31      14958.51                    14575.38
  1993/09/30      15001.35                    14635.90
  1993/10/31      15082.12                    14675.08
  1993/11/30      14995.76                    14593.23
  1993/12/31      15060.95                    14660.06
  1994/01/31      15220.01                    14822.90
  1994/02/28      14925.84                    14603.68
  1994/03/31      14636.72                    14362.69
  1994/04/30      14578.53                    14264.94
  1994/05/31      14528.22                    14274.52
  1994/06/30      14524.19                    14276.48
  1994/07/31      14646.24                    14481.99
  1994/08/31      14633.76                    14527.27
  1994/09/30      14551.13                    14393.60
  1994/10/31      14527.47                    14391.64
  1994/11/30      14559.53                    14326.33
  1994/12/31      14593.80                    14377.05
  1995/01/31      14742.92                    14619.35
  1995/02/28      14917.00                    14922.61
  1995/03/31      14997.74                    15007.95
  1995/04/30      15121.81                    15193.21
  1995/05/31      15496.55                    15652.55
  1995/06/30      15593.07                    15757.48
  1995/07/31      15561.05                    15759.66
  1995/08/31      15677.42                    15903.12
  1995/09/30      15779.46                    16018.29
  1995/10/31      15929.16                    16196.80
  1995/11/30      16105.77                    16409.71
  1995/12/31      16273.66                    16581.69
  1996/01/31      16385.17                    16724.72
  1996/02/29      16189.78                    16528.36
  1996/03/31      16102.59                    16443.24
  1996/04/30      16026.94                    16385.11
  1996/05/31      15981.94                    16372.70
  1996/06/30      16135.35                    16546.64
  1996/07/31      16152.36                    16595.84
  1996/08/31      16169.74                    16608.90
  1996/09/30      16354.27                    16840.32
  1996/10/31      16619.10                    17137.91
  1996/11/30      16800.94                    17363.88
  1996/12/31      16701.34                    17252.64
  1997/01/31      16762.23                    17319.69
  1997/02/28      16767.06                    17352.78
  1997/03/31      16651.09                    17233.05
  1997/04/30      16808.13                    17435.51
  1997/05/31      16919.03                    17580.28
  1997/06/30      17059.64                    17740.72
  1997/07/31      17361.80                    18101.67
  1997/08/31      17284.66                    18010.67
  1997/09/30      17452.79                    18220.09
  1997/10/31      17607.64                    18421.90
  1997/11/30      17612.94                    18462.61
  1997/12/31      17753.76                    18610.21
  1998/01/31      17975.58                    18854.03
  1998/02/28      17957.21                    18839.66
  1998/03/31      18013.73                    18900.19
  1998/04/30      18067.76                    18994.88
  1998/05/31      18174.58                    19134.21
  1998/06/30      18280.78                    19256.34
  1998/07/31      18302.42                    19324.26
  1998/08/31      18495.87                    19627.95
  1998/09/30      18825.80                    20121.04
  1998/10/31      18775.19                    20101.23
  1998/11/30      18813.27                    20099.71
  1998/12/31      18886.45                    20180.47
  1999/01/31      18995.49                    20291.28
  1999/02/28      18778.04                    19993.03
  1999/03/31      18887.54                    20142.22
  1999/04/30      18944.47                    20204.07
  1999/05/31      18770.78                    20048.55
  1999/06/30      18753.92                    20062.54
  1999/07/31      18704.76                    20044.85
  1999/08/31      18691.39                    20060.07
  1999/09/30      18838.11                    20247.21
  1999/10/31      18843.89                    20299.45
  1999/11/30      18846.43                    20324.68
  1999/12/31      18834.63                    20258.30
  2000/01/31      18751.27                    20184.26
  2000/02/29      18886.70                    20350.57
  2000/03/31      19048.98                    20562.65
  2000/04/28      18984.03                    20516.07
IMATRL PRASUN   SHR__CHT 20000430 20000601 115834 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Class B on April 30, 1990. As the chart shows, by April 30, 2000 the value of the investment would have been $18,984 - an 89.84% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,516 - a 105.16% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,

                  2000                        1999                     1998   1997   1996    1995

Dividend returns  2.58%                       4.65%                    4.93%  5.38%  5.83%   5.66%

Capital returns   -1.84%                      -4.28%                   1.70%  0.57%  -1.50%  3.99%

Total returns     0.74%                       0.37%                    6.63%  5.95%  4.33%   9.65%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 2000  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share           4.53(cents)   26.53(cents)   51.80(cents)

Annualized dividend rate      5.41%         5.22%          5.03%

30-day annualized yield       5.91%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.19 over the past one month, $10.20 over the past six months and $10.29 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

FIDELITY ADVISOR INTERMEDIATE BOND FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance.

The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns between June 30, 1994 (the date Class B shares were first offered) and November 3, 1997 are those of Class B and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1,
1996). Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns between November 3, 1997 and January 1, 1996 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past six month, past one year, past five year and past 10 year total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT BOND - CL C   0.80%          0.13%        25.01%        89.04%

FIDELITY ADV INT BOND - CL C   -0.18%         -0.83%       25.01%        89.04%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

LB Int Govt/Corp Bond          1.07%          1.54%        35.03%        105.16%

Short-Intermediate Investment  1.29%          1.68%        30.86%        91.55%
Grade   Debt Funds Average


CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Lehman Brothers Intermediate Government/Corporate Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Class C's performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 111 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT BOND - CL C   0.13%        4.57%         6.57%

FIDELITY ADV INT BOND - CL C   -0.83%       4.57%         6.57%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

LB Int Govt/Corp Bond          1.54%        6.19%         7.45%

Short-Intermediate Investment  1.68%        5.52%         6.71%
Grade   Debt Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Intermed Bond -CL C      LB Intermediate Govt/Corp
             00524                       LB007
  1990/04/30      10000.00                    10000.00
  1990/05/31      10237.51                     9871.56
  1990/06/30      10374.39                    10356.59
  1990/07/31      10512.90                    10500.27
  1990/08/31      10425.13                    10457.17
  1990/09/30      10502.20                    10537.93
  1990/10/31      10601.17                    10660.28
  1990/11/30      10784.68                    10447.81
  1990/12/31      10949.93                    10970.07
  1991/01/31      11031.33                    11081.31
  1991/02/28      11119.80                    11169.91
  1991/03/31      11190.24                    11245.89
  1991/04/30      11315.06                    11368.46
  1991/05/31      11375.41                    11438.34
  1991/06/30      11378.84                    11446.39
  1991/07/31      11506.81                    11573.96
  1991/08/31      11748.39                    11794.93
  1991/09/30      11966.60                    11997.82
  1991/10/31      12108.20                    12134.76
  1991/11/30      12224.04                    12274.08
  1991/12/31      12609.67                    12573.85
  1992/01/31      12448.32                    12460.00
  1992/02/29      12480.61                    12509.20
  1992/03/31      12435.69                    12460.00
  1992/04/30      12505.57                    12569.50
  1992/05/31      12734.11                    12764.34
  1992/06/30      12913.68                    12953.30
  1992/07/31      13217.62                    13210.84
  1992/08/31      13339.83                    13342.98
  1992/09/30      13495.01                    13524.11
  1992/10/31      13295.84                    13348.64
  1992/11/30      13329.78                    13297.92
  1992/12/31      13508.39                    13476.00
  1993/01/31      13777.64                    13738.11
  1993/02/28      14052.54                    13954.72
  1993/03/31      14144.84                    14010.23
  1993/04/30      14231.69                    14123.00
  1993/05/31      14241.69                    14091.65
  1993/06/30      14524.05                    14312.83
  1993/07/31      14636.54                    14347.88
  1993/08/31      14958.51                    14575.38
  1993/09/30      15001.35                    14635.90
  1993/10/31      15082.12                    14675.08
  1993/11/30      14995.76                    14593.23
  1993/12/31      15060.95                    14660.06
  1994/01/31      15220.01                    14822.90
  1994/02/28      14925.84                    14603.68
  1994/03/31      14636.72                    14362.69
  1994/04/30      14578.53                    14264.94
  1994/05/31      14528.22                    14274.52
  1994/06/30      14524.19                    14276.48
  1994/07/31      14646.24                    14481.99
  1994/08/31      14633.76                    14527.27
  1994/09/30      14551.13                    14393.60
  1994/10/31      14527.47                    14391.64
  1994/11/30      14559.53                    14326.33
  1994/12/31      14593.80                    14377.05
  1995/01/31      14742.92                    14619.35
  1995/02/28      14917.00                    14922.61
  1995/03/31      14997.74                    15007.95
  1995/04/30      15121.81                    15193.21
  1995/05/31      15496.55                    15652.55
  1995/06/30      15593.07                    15757.48
  1995/07/31      15561.05                    15759.66
  1995/08/31      15677.42                    15903.12
  1995/09/30      15779.46                    16018.29
  1995/10/31      15929.16                    16196.80
  1995/11/30      16105.77                    16409.71
  1995/12/31      16273.66                    16581.69
  1996/01/31      16385.17                    16724.72
  1996/02/29      16189.78                    16528.36
  1996/03/31      16102.59                    16443.24
  1996/04/30      16026.94                    16385.11
  1996/05/31      15981.94                    16372.70
  1996/06/30      16135.35                    16546.64
  1996/07/31      16152.36                    16595.84
  1996/08/31      16169.74                    16608.90
  1996/09/30      16354.27                    16840.32
  1996/10/31      16619.10                    17137.91
  1996/11/30      16800.94                    17363.88
  1996/12/31      16701.34                    17252.64
  1997/01/31      16762.23                    17319.69
  1997/02/28      16767.06                    17352.78
  1997/03/31      16651.09                    17233.05
  1997/04/30      16808.13                    17435.51
  1997/05/31      16919.03                    17580.28
  1997/06/30      17059.64                    17740.72
  1997/07/31      17361.80                    18101.67
  1997/08/31      17284.66                    18010.67
  1997/09/30      17452.79                    18220.09
  1997/10/31      17607.64                    18421.90
  1997/11/30      17608.43                    18462.61
  1997/12/31      17745.99                    18610.21
  1998/01/31      17949.00                    18854.03
  1998/02/28      17914.48                    18839.66
  1998/03/31      17969.46                    18900.19
  1998/04/30      18021.84                    18994.88
  1998/05/31      18126.72                    19134.21
  1998/06/30      18231.22                    19256.34
  1998/07/31      18251.33                    19324.26
  1998/08/31      18442.48                    19627.95
  1998/09/30      18787.46                    20121.04
  1998/10/31      18718.19                    20101.23
  1998/11/30      18755.80                    20099.71
  1998/12/31      18827.61                    20180.47
  1999/01/31      18953.35                    20291.28
  1999/02/28      18717.27                    19993.03
  1999/03/31      18825.00                    20142.22
  1999/04/30      18879.89                    20204.07
  1999/05/31      18705.41                    20048.55
  1999/06/30      18687.09                    20062.54
  1999/07/31      18636.87                    20044.85
  1999/08/31      18622.14                    20060.07
  1999/09/30      18766.90                    20247.21
  1999/10/31      18753.41                    20299.45
  1999/11/30      18772.76                    20324.68
  1999/12/31      18760.05                    20258.30
  2000/01/31      18675.45                    20184.26
  2000/02/29      18808.88                    20350.57
  2000/03/31      18969.34                    20562.65
  2000/04/28      18903.66                    20516.07
IMATRL PRASUN   SHR__CHT 20000430 20000519 160416 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Class C on April 30, 1990. As the chart shows, by April 30, 2000 the value of the investment would have been $18,904 - an 89.04% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,516 - an 105.16% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,  NOVEMBER 3, 1997
                                                                      (COMMENCEMENT OF SALE OF
                                                                      CLASS C SHARES) TO OCTOBER 31,

                  2000                        1999                    1998

Dividend returns  2.55%                       4.56%                   4.77%

Capital returns   -1.75%                      -4.37%                  1.80%

Total returns     0.80%                       0.19%                   6.57%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIOD ENDED APRIL 30, 2000  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share          4.47(cents)   26.12(cents)   50.93(cents)

Annualized dividend rate     5.34%         5.14%          4.95%

30-day annualized yield      5.85%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.19 over the past one month, $10.20 over the past six months and $10.29 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

The Federal Reserve Board delivered
three preemptive strikes against
inflation in the form of quarter-point
interest-rate hikes during the
six-month period ending April 30,
2000, creating a less than ideal
investment environment for bonds.
The Lehman Brothers Aggregate
Bond Index - a widely accepted
measure of taxable-bond
performance - returned only 1.42%
for the period. Treasuries felt the
heat early on, as investors shifted
their focus to high-flying equities or
higher-yielding spread sector
securities - namely corporate
bonds, mortgage securities and
government agencies - which
benefited from a favorable technical
environment. Strong housing
turnover and a fall-off in refinancing
activity spurred mortgages.
Lighter-than-expected supply
rallied corporates, while a
restructuring in the agency market
fueled those issues. However, these
factors were ignored beginning in
January when the U.S. Treasury
announced its intent to re-purchase
long-term debt and cut future
issuance. Treasury prices soared in
response - with their yields
spiraling lower - and with the help
of rising short-term interest rates,
spawned an inverted yield curve,
which occurs when short-term bonds
offer higher yields than their
longer-dated counterparts. Spread
sectors recoiled on the news, with
their yield spreads widening out
relative to Treasuries. The Lehman
Brothers Treasury Index, reflective of
the change in market leadership,
posted a return of 2.58% for the
six-month period, compared to the
Lehman Brothers Corporate Bond,
Mortgage-Backed Securities and
U.S. Agency indexes, which returned
0.11%, 1.26% and 1.16%,
respectively.

(photograph of Andrew Dudley)

NOTE TO SHAREHOLDERS: Andrew Dudley became Portfolio Manager of
Fidelity Advisor Intermediate Bond Fund on December 29, 1999.

Q. HOW DID THE FUND PERFORM, ANDY?

A. For the six months that ended April 30, 2000, the fund's Class A, Class T, Class B and Class C shares returned 1.23%, 1.07%, 0.74% and 0.80%, respectively. By comparison, the Lehman Brothers Intermediate Government/Corporate Bond Index returned 1.07% during the same time frame, while the short-intermediate investment grade debt funds average return tracked by Lipper Inc. was 1.29%. For the 12-month period, the fund's Class A, Class T, Class B and Class C shares returned 0.97%, 0.85%, 0.21% and 0.13%, respectively. During the same 12-month period, the Lehman Brothers Intermediate Government/Corporate Bond Index returned 1.54%, while the short-intermediate investment grade debt funds average return was 1.68%.

Q. WHAT FACTORS AFFECTED PERFORMANCE?

A. The fund's performance reflected the changing environment in the fixed-income market. As interest rates climbed in anticipation of the Federal Reserve Board's actions to tighten monetary policy by raising short-term rates, prices tended to decline, resulting in total returns that were less than the yields of short-term securities. The fund consistently emphasized spread sectors - such as government agencies and corporate, asset-backed and mortgage securities - that offered a spread or yield advantage over Treasury securities. The fund had a particularly heavy weighting in mortgages in late 1999, and this contributed to performance.

Q. WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE SIX-MONTH
PERIOD?

A. The fixed-income markets were in transition. In late 1999, the spread sectors rebounded from a summer slump in which they underperformed Treasuries. This slump was caused by the heavy issuance of new corporate debt, concerns about potential Y2K problems and the reaction of mortgage spreads to market volatility. Sentiment reversed during the final two months of 1999 and in early January, as the spread sectors rebounded in relation to Treasuries. Since mid-January, however, spread sectors underperformed Treasuries. The fixed-income markets became unsettled by questions about the pricing relationships between Treasury securities and the spread sectors. As their yield spreads relative to Treasuries widened, non-Treasuries suffered greater price losses. The negative price impact caused by this transition, however, was less noticeable among shorter-maturity securities relative to longer-maturity securities.

Q. WHAT WERE YOUR PRINCIPAL STRATEGIES, ESPECIALLY WITH RESPECT TO ALLOCATIONS TO THE SPREAD SECTORS?

A. Since I became the fund's manager at the end of 1999, I have continued its emphasis on non-Treasury securities, but I have shifted the emphasis to include a higher allocation to the corporate sector. Specifically, I have focused on shorter-term corporate securities, where there was less price risk from volatility in the spread sectors. I also decreased the weighting in mortgage securities after that sector enjoyed very strong performance in late 1999, using some of the proceeds to fund investments in shorter corporate securities. At the end of the six-month period, 56.2% of the fund's net assets were invested in corporate and asset-backed securities. I believed that because of the attractive values in non-Treasury securities, particularly the higher quality ones, investors would eventually return to them. Consistent with our style, we have not tried to anticipate the direction of interest-rate changes and we kept the fund's interest-rate sensitivity, or duration, close to that of the Lehman Brothers Intermediate Government/Corporate Bond Index.

Q. DID ANY AREAS HURT PERFORMANCE?

A. Our security selection in the consumer retail sector detracted from performance. The market had become extremely sensitive to negative credit surprises, and we were hurt by securities that dramatically suffered in that environment.

Q. WHAT IS YOUR OUTLOOK?

A. I think we may be in for a rocky ride in spread sectors. We have entered a period of heightened volatility as the market tries to find a new equilibrium in the relationship between the prices of Treasuries and of non-Treasuries. While non-Treasury securities recently have underperformed Treasuries, I don't think this trend necessarily will be prolonged. Short-term volatility can create opportunity to invest in securities that are mispriced in relation to their underlying value. In this changing environment, I believe we can find attractive opportunities among non-Treasury securities that have investment value not reflected by current pricing.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high current income;
may also seek capital
appreciation

START DATE: February 2, 1984

SIZE: as of April 30, 2000,
more than $515 million

MANAGER: Andrew Dudley,
since December 1999;
joined Fidelity in 1996

ANDREW DUDLEY ON CHANGING
ASSUMPTIONS IN THE
FIXED-INCOME MARKET:

"During recent years, the market has
operated on relatively stable
assumptions about the long-term
relationships between Treasuries and
spread products. However, several
developments have raised questions
about the validity of the traditional
assumptions. First, federal budget
surpluses have meant there is less
need for government borrowing. This
translates into reduced supply of
Treasury securities, which has
altered the perceived supply/demand
relationship and supported the prices
of Treasuries. At the same time,
support seems to be growing for a
re-evaluation of the implied
government guarantee behind agency
securities, including Fannie Mae and
Freddie Mac. This has created doubts
about pricing for agency securities
and encouraged spread volatility.
Meanwhile, equity market volatility
and relatively weak demand for
so-called old economy stocks has had
an impact on the market's
perception of credit quality. Some
large-cap, old economy companies
have marginally increased leverage
in order to buoy equity performance,
often funding stock buy-back programs
with new debt. While this trend is in
the interests of shareholders, it has
undermined the relative pricing of
corporate bonds.

"Together, all these factors are
changing the dynamics of the
relationships between the prices of
Treasury and non-Treasury securities
and contributing to the
underperformance of the latter. In the
long run, I think the market will move
to a new equilibrium, but it doesn't
appear that we've reached that place
yet."


INVESTMENT CHANGES





QUALITY DIVERSIFICATION AS OF
APRIL 30, 2000

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                        MONTHS AGO

Aaa                             41.6                     58.2

Aa                              4.7                      1.8

A                               25.0                     18.9

Baa                             20.5                     12.9

Ba and Below                    0.9                      3.0

Not Rated                       0.7                      0.0


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS BA OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY.

AVERAGE YEARS TO MATURITY AS
OF APRIL 30, 2000

                                     6 MONTHS AGO

Years                          5.5   6.1

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF APRIL 30, 2000

                                      6 MONTHS AGO

Years                           3.5   3.4

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF APRIL 30, 2000 *                                         AS OF OCTOBER 31, 1999 **

Corporate Bonds                 47.1%                          Corporate Bonds                        30.4%

U.S. Government and                                            U.S. Government and
Government Agency                                              Government Agency
Obligations                     31.6%                          Obligations                            50.0%

Asset-Backed  Securities         9.1%                          Asset-Backed  Securities                7.2%

CMOs and Other Mortgage                                        CMOs and Other Mortgage
Related Securities               4.2%                          Related Securities                      2.2%

Other Investments                5.6%                          Other Investments                       3.8%

Short-Term  Investments and                                    Short-Term  Investments and
Net Other Assets                 2.4%                          Net Other Assets                        6.4%

*  FOREIGN  INVESTMENTS         13.3%                          ** FOREIGN   INVESTMENTS                8.8%

Row: 1, Col: 1, Value: 47.1                                    Row: 1, Col: 1, Value: 30.4
Row: 1, Col: 2, Value: 0.0                                     Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 31.6                                    Row: 1, Col: 3, Value: 50.0
Row: 1, Col: 4, Value: 9.1                                     Row: 1, Col: 4, Value: 7.2
Row: 1, Col: 5, Value: 4.2                                     Row: 1, Col: 5, Value: 2.2
Row: 1, Col: 6, Value: 5.6                                     Row: 1, Col: 6, Value: 3.8
Row: 1, Col: 7, Value: 0.0                                     Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 2.4                                     Row: 1, Col: 8, Value: 6.4





INVESTMENTS APRIL 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets



NONCONVERTIBLE BONDS - 47.1%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.6%

DEFENSE ELECTRONICS - 0.6%

Raytheon Co. 7.9% 3/1/03 (c)      Baa2      $ 3,000,000                     $ 2,978,190

BASIC INDUSTRIES - 1.4%

CHEMICALS & PLASTICS - 1.4%

Monsanto Co. 5.75% 12/1/05        A2         5,000,000                       4,607,000

Praxair, Inc. 6.15% 4/15/03       A3         2,640,000                       2,513,702

                                                                             7,120,702

PAPER & FOREST PRODUCTS - 0.0%

Fort James Corp. 6.625%           Baa2       255,000                         242,130
9/15/04

TOTAL BASIC INDUSTRIES                                                       7,362,832

CONSTRUCTION & REAL ESTATE -
3.1%

REAL ESTATE - 0.8%

Arden Realty LP 8.875% 3/1/05     Baa3       1,090,000                       1,090,709
(c)

Duke Realty LP 7.3% 6/30/03       Baa1       3,000,000                       2,926,110

                                                                             4,016,819

REAL ESTATE INVESTMENT TRUSTS
- 2.3%

CenterPoint Properties Trust:

6.75% 4/1/05                      Baa2       640,000                         597,030

7.9% 1/15/03                      Baa2       2,700,000                       2,692,305

Equity Office Properties          Baa1       3,250,000                       3,055,163
Trust 6.5% 1/15/04

ProLogis Trust 6.7% 4/15/04       Baa1       415,000                         389,727

Spieker Properties LP:

6.8% 5/1/04                       Baa2       535,000                         504,890

6.875% 2/1/05                     Baa2       5,000,000                       4,722,050

                                                                             11,961,165

TOTAL CONSTRUCTION & REAL                                                    15,977,984
ESTATE

DURABLES - 1.5%

AUTOS, TIRES, & ACCESSORIES -
1.5%

Daimler-Chrysler North            A1         5,000,000                       4,952,500
America Holding Corp. 7.4%
1/20/05

TRW, Inc. 6.5% 6/1/02             Baa1       3,000,000                       2,899,020

                                                                             7,851,520

ENERGY - 1.1%

OIL & GAS - 1.1%

Apache Finance Property Ltd.      Baa1       700,000                         627,375
6.5% 12/15/07

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Canada Occidental Petroleum       Baa2      $ 2,000,000                     $ 1,924,300
Ltd. 7.125% 2/4/04

Conoco, Inc. 5.9% 4/15/04         A3         600,000                         566,700

Oryx Energy Co. 8.125%            Baa1       2,465,000                       2,463,768
10/15/05

                                                                             5,582,143

FINANCE - 24.3%

BANKS - 10.9%

ABN-Amro Bank NV, Chicago         A1         2,750,000                       2,712,023
6.625% 10/31/01

Australia & New Zealand           A1         1,200,000                       1,139,760
Banking Group Ltd. yankee
6.25% 2/1/04

Banc One Corp. 7.25% 8/1/02       A1         2,500,000                       2,488,350

Bank of America Corp. 7.8%        Aa3        4,500,000                       4,486,995
2/15/10

BankBoston Corp. 6.625% 2/1/04    A3         3,200,000                       3,083,904

BanPonce Financial Corp.          A3         3,850,000                       3,820,124
6.75% 8/9/01

Barclays Bank PLC yankee          A1         2,400,000                       2,376,576
5.95% 7/15/01

Capital One Bank 6.76% 7/23/02    Baa2       4,500,000                       4,371,885

Capital One Financial Corp.       Baa3       1,390,000                       1,276,354
7.125% 8/1/08

First Union National Bank,        A1         1,800,000                       1,785,186
North Carolina 7.875% 2/15/10

HSBC Finance Nederland BV         A2         250,000                         247,413
7.4% 4/15/03 (c)

Kansallis-Osake-Pankki (NY        A2         650,000                         676,754
Branch) yankee 10% 5/1/02

Korea Development Bank:

6.625% 11/21/03                   Baa2       1,165,000                       1,104,397

7.375% 9/17/04                    Baa2       1,110,000                       1,050,338

yankee 6.5% 11/15/02              Baa2       170,000                         160,863

MBNA Corp. 6.34% 6/2/03           Baa2       450,000                         427,275

Midland Bank PLC 8.625%           Aa3        2,700,000                       2,786,616
12/15/04

NationsBank Corp. 8.125%          Aa3        3,000,000                       3,033,750
6/15/02

Provident Bank 6.125% 12/15/00    A3         5,000,000                       4,961,950

Sanwa Finance Aruba AEC 8.35%     Baa1       3,800,000                       3,769,866
7/15/09

Sumitomo Bank International       Baa1       2,000,000                       2,043,500
Finance NV 8.5% 6/15/09

U.S. Bancorp 7.5% 6/1/26          A2         2,000,000                       1,958,860

Union Planters National Bank      A3         1,500,000                       1,489,365
6.81% 8/20/01

Wachovia Corp. 6.605% 10/1/25     A1         5,000,000                       4,760,500

                                                                             56,012,604

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE - 9.5%

Associates Corp. of North
America:

5.875% 7/15/02                    Aa3       $ 3,000,000                     $ 2,897,730

6% 4/15/03                        Aa3        1,350,000                       1,293,813

Bell Atlantic Financial           A1         3,000,000                       2,969,100
Service, Inc. 7.6% 3/15/07

CIT Group, Inc. 5.5% 2/15/04      A1         290,000                         267,977

Daimler-Chrysler NA Holding       A1         350,000                         344,397
Corp. 6.59% 6/18/02

Duke Capital Corp. 7.5%           A3         3,600,000                       3,463,596
10/1/09

ERP Operating LP:

6.55% 11/15/01                    A3         470,000                         459,994

7.1% 6/23/04                      A3         5,000,000                       4,771,900

Finova Capital Corp.:

6.11% 2/18/03                     Baa1       500,000                         454,020

7.25% 11/8/04                     Baa1       2,700,000                       2,474,415

Ford Motor Credit Co.:

6.625% 6/30/03                    A2         5,500,000                       5,334,725

7.75% 11/15/02                    A2         100,000                         100,094

General Electric Capital          Aaa        5,400,000                       5,330,664
Corp. 6.65% 9/3/02

GS Escrow Corp. 7.125% 8/1/05     Ba1        1,275,000                       1,106,802

HSBC Capital Funding LP           A1         2,000,000                       2,013,740
9.547% 12/31/49 (b)(c)

Newcourt Credit Group, Inc.       A1         1,265,000                       1,214,577
6.875% 2/16/05

PNC Funding Corp. 6.95% 9/1/02    A2         5,000,000                       4,928,250

Popular North America, Inc.       A3         2,250,000                       2,237,175
7.375% 9/15/01

RBSG Capital Corp. 10.125%        A2         1,500,000                       1,611,960
3/1/04

Sears Roebuck Acceptance          A3         1,725,000                       1,637,594
Corp. 6% 3/20/03

Sprint Capital Corp.:

5.7% 11/15/03                     Baa1       1,160,000                       1,092,894

5.875% 5/1/04                     Baa1       2,265,000                       2,128,035

Trizec Finance Ltd. yankee        Baa3       590,000                         601,800
10.875% 10/15/05

                                                                             48,735,252

INSURANCE - 0.4%

Allstate Corp. 7.875% 5/1/05      A1         1,180,000                       1,173,062

The St. Paul Companies, Inc.      A1         1,100,000                       1,085,150
7.875% 4/15/05

                                                                             2,258,212

SAVINGS & LOANS - 0.2%

Long Island Savings Bank FSB      Baa3       900,000                         889,578
6.2% 4/2/01

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FINANCE - CONTINUED

SECURITIES INDUSTRY - 3.3%

Amvescap PLC yankee 6.6%          A3        $ 700,000                       $ 650,538
5/15/05

DLJ, Inc. 8% 3/1/05               A3         3,600,000                       3,584,880

Goldman Sachs Group, Inc.         A1         4,550,000                       4,506,320
7.5% 1/28/05

Lehman Brothers Holdings,         A3         2,740,000                       2,702,818
Inc. 7.75% 1/15/05

Merrill Lynch & Co., Inc.         Aa3        2,750,000                       2,799,665
8.3% 11/1/02

Morgan Stanley Dean Witter &      Aa3        3,000,000                       2,967,990
Co. 7.125% 1/15/03

                                                                             17,212,211

TOTAL FINANCE                                                                125,107,857

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.1%

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.8%

Tyco International Group SA       Baa1       4,000,000                       3,927,440
yankee 6.125% 6/15/01

POLLUTION CONTROL - 0.3%

WMX Technologies, Inc. 7.1%       Ba1        1,810,000                       1,639,969
8/1/26

TOTAL INDUSTRIAL MACHINERY &                                                 5,567,409
EQUIPMENT

MEDIA & LEISURE - 2.8%

BROADCASTING - 1.0%

British Sky Broadcasting          Baa3       3,000,000                       2,785,680
Group PLC 7.3% 10/15/06

Continental Cablevision, Inc.     Baa2       875,000                         891,126
8.3% 5/15/06

Shaw Communications, Inc.         Baa2       1,475,000                       1,437,860
8.25% 4/11/10

                                                                             5,114,666

ENTERTAINMENT - 0.8%

Walt Disney Co. 7.3% 2/8/05       A2         4,000,000                       3,985,200

PUBLISHING - 1.0%

News America Holdings, Inc.       Baa3       2,765,000                       2,795,830
8.5% 2/15/05

Time Warner Entertainment Co.     Baa2       2,700,000                       2,568,402
LP 7.25% 9/1/08

                                                                             5,364,232

TOTAL MEDIA & LEISURE                                                        14,464,098

NONDURABLES - 0.7%

BEVERAGES - 0.5%

Seagram JE & Sons, Inc.           Baa3       2,635,000                       2,448,442
6.625% 12/15/05

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONDURABLES - CONTINUED

TOBACCO - 0.2%

RJ Reynolds Tobacco Holdings,     Baa2      $ 1,300,000                     $ 1,141,478
Inc. 7.375% 5/15/03

TOTAL NONDURABLES                                                            3,589,920

RETAIL & WHOLESALE - 1.0%

DRUG STORES - 0.4%

Rite Aid Corp.:

6.5% 12/15/05 (c)                 Caa1       4,905,000                       2,060,100

7.125% 1/15/07                    Caa1       650,000                         266,500

                                                                             2,326,600

GENERAL MERCHANDISE STORES -
0.3%

Federated Department Stores,      Baa1       1,375,000                       1,395,763
Inc. 8.5% 6/15/03

GROCERY STORES - 0.3%

Kroger Co. 6% 7/1/00              Baa3       1,480,000                       1,476,122

TOTAL RETAIL & WHOLESALE                                                     5,198,485

TECHNOLOGY - 0.4%

COMPUTERS & OFFICE EQUIPMENT
- 0.4%

Comdisco, Inc. 5.95% 4/30/02      Baa1       2,000,000                       1,922,020

TRANSPORTATION - 0.5%

AIR TRANSPORTATION - 0.5%

Continental Airlines, Inc.
pass thru trust certificates:

7.434% 3/15/06                    Baa1       435,000                         416,078

7.73% 9/15/12                     Baa1       175,736                         166,036

Delta Air Lines, Inc. 7.7%        Baa3       2,000,000                       1,910,400
12/15/05

                                                                             2,492,514

UTILITIES - 8.6%

CELLULAR - 1.3%

Cable & Wireless                  A2         3,760,000                       3,699,426
Communications PLC 6.375%
3/6/03

Vodafone AirTouch PLC 7.625%      A2         3,000,000                       2,988,090
2/15/05 (c)

                                                                             6,687,516

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

UTILITIES - CONTINUED

ELECTRIC UTILITY - 3.7%

Avon Energy Partners Holdings:

6.46% 3/4/08 (c)                  Baa2      $ 2,000,000                     $ 1,817,820

7.05% 12/11/07 (c)                Baa2       5,000,000                       4,713,600

DR Investments UK PLC yankee      A2         5,000,000                       4,927,200
7.1% 5/15/02 (c)

NSTAR Companies 8% 2/15/10        A2         2,400,000                       2,349,840

Philadelphia Electric Co.:

6.5% 5/1/03                       Baa1       1,000,000                       962,020

8% 4/1/02                         Baa1       2,600,000                       2,604,160

Texas Utilities Electric Co.      A3         1,475,000                       1,479,219
8% 6/1/02

                                                                             18,853,859

GAS - 1.1%

CMS Panhandle Holding Co.         Baa3       1,000,000                       929,200
6.125% 3/15/04

Enron Corp.:

6.5% 8/1/02                       Baa1       1,000,000                       972,150

9.875% 6/15/03                    Baa1       3,800,000                       4,008,848

                                                                             5,910,198

TELEPHONE SERVICES - 2.5%

MCI WorldCom, Inc. 6.4%           A3         900,000                         854,757
8/15/05

Telecomunicaciones de Puerto
Rico, Inc.:

6.15% 5/15/02                     Baa2       3,650,000                       3,516,666

6.65% 5/15/06                     Baa2       1,330,000                       1,223,933

Teleglobe Canada, Inc.:

7.2% 7/20/09                      Baa1       3,745,000                       3,556,027

7.7% 7/20/29                      Baa1       1,000,000                       940,570

US West Communications 7.2%       A2         3,000,000                       2,938,770
11/1/04 (c)

                                                                             13,030,723

TOTAL UTILITIES                                                              44,482,296

TOTAL NONCONVERTIBLE BONDS                                                   242,577,268
(Cost $251,527,806)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 16.4%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 6.8%

Fannie Mae:

6.5% 8/15/04                      Aaa        3,000,000                       2,917,020

6.5% 4/29/09                      Aaa        19,100,000                      17,670,556

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Farm Credit Systems Financial     Aaa       $ 1,800,000                     $ 1,907,712
Assistance Corp. 9.375%
7/21/03

Freddie Mac:

6.25% 7/15/04                     Aaa        7,010,000                       6,757,009

6.875% 1/15/05                    Aaa        5,500,000                       5,420,910

Government Trust Certificates     Aaa        426,667                         434,416
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency) Class 2-E, 9.4%
5/15/02

                                                                             35,107,623

U.S. TREASURY OBLIGATIONS -
9.6%

U.S. Treasury Bonds:

12% 8/15/13                       Aaa        7,690,000                       10,276,993

14% 11/15/11                      Aaa        1,510,000                       2,085,446

U.S. Treasury Notes:

4% 10/31/00                       Aaa        11,800,000                      11,665,362

5.5% 5/31/03                      Aaa        700,000                         678,342

5.5% 2/15/08                      Aaa        9,765,000                       9,213,430

6.625% 4/30/02                    Aaa        4,800,000                       4,792,512

7.5% 11/15/01                     Aaa        6,190,000                       6,259,638

7.875% 8/15/01                    Aaa        4,500,000                       4,565,385

                                                                             49,537,108

TOTAL U.S. GOVERNMENT AND                                                    84,644,731
GOVERNMENT AGENCY OBLIGATIONS
(Cost $86,037,915)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 15.2%



FANNIE MAE - 10.7%

5.5% 9/1/10 to 5/1/11             Aaa        1,373,499                       1,278,654

6% 3/1/11 to 2/1/14               Aaa        12,151,000                      11,386,124

6.5% 10/1/27 to 2/1/30            Aaa        8,433,505                       7,879,656

7% 12/1/23 to 12/1/28             Aaa        3,031,325                       2,912,036

7.5% 8/1/17 to 6/1/29             Aaa        21,333,612                      20,905,255

8% 12/1/29 to 4/1/30              Aaa        1,399,860                       1,397,662

8% 5/1/30 (d)                     Aaa        5,000,000                       4,990,625

8.5% 6/1/11 to 9/1/25             Aaa        1,387,994                       1,405,819

9.5% 2/1/25                       Aaa        1,418,670                       1,492,256

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FANNIE MAE - CONTINUED

10% 1/1/20                        Aaa       $ 29,899                        $ 31,740

10.5% 7/1/11 to 8/1/20            Aaa        205,534                         221,354

11% 8/1/15                        Aaa        1,213,849                       1,309,439

12.5% 2/1/11 to 4/1/15            Aaa        54,891                          61,397

                                                                             55,272,017

FREDDIE MAC - 3.1%

8.5% 9/1/24 to 8/1/27             Aaa        1,323,920                       1,343,558

8.5% 5/1/30 (d)                   Aaa        13,820,000                      14,027,300

9.5% 1/1/17                       Aaa        14,151                          14,731

10% 4/1/06 to 8/1/10              Aaa        112,233                         115,110

10.25% 12/1/09                    Aaa        24,532                          25,560

10.5% 5/1/21                      Aaa        307,295                         328,855

11% 12/1/11                       Aaa        15,944                          16,877

11.5% 10/1/15                     Aaa        55,350                          59,563

11.75% 10/1/10                    Aaa        33,592                          35,885

                                                                             15,967,439

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 1.4%

6.5% 2/15/29                      Aaa        4,593,540                       4,302,125

7.5% 2/15/28 to 10/15/28          Aaa        314,116                         309,036

8% 2/15/02 to 6/15/25             Aaa        1,825,937                       1,840,614

8.5% 4/15/17 to 12/15/21          Aaa        378,711                         386,112

11% 8/20/15 to 8/20/19            Aaa        236,140                         254,951

                                                                             7,092,838

TOTAL U.S. GOVERNMENT AGENCY                                                 78,332,294
- MORTGAGE SECURITIES
(Cost $80,535,580)

ASSET-BACKED SECURITIES - 9.1%



American Express Credit           A1         1,100,000                       1,045,473
Account Master Trust 6.1%
12/15/06

Americredit Automobile            Aaa        4,000,000                       3,985,000
Receivables Trust 7.15%
8/15/04

Capital One Master Trust 7.1%     Aaa        4,000,000                       3,975,625
4/17/06

ASSET-BACKED SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)



Chase Manhattan Grantor Trust     A3        $ 150,356                       $ 149,087
6.76%  9/15/02

Chevy Chase Auto Receivables      Aaa        121,734                         120,507
Trust 6.6% 12/15/02

Citibank Credit Card Master       A1         10,000,000                      9,986,719
Trust I 6.45% 8/15/02

Conseco Finance                   Aaa        3,500,000                       3,455,430
Securitizations Corp. 7.3%
5/1/31

Contimortgage Home Equity         Aaa        439,402                         437,755
Loan Trust 6.26% 7/15/12

Discover Card Master Trust I      A2         2,000,000                       1,928,750
5.85% 11/16/04

Ford Credit Auto Owner Trust:

6.4% 12/15/02                     Baa2       590,000                         580,560

7.03% 11/15/03                    Aaa        332,000                         330,496

MBNA Master Credit Card Trust     Aaa        4,500,000                       4,493,672
II 7.35% 7/16/07

Orix Credit Alliance              Aaa        2,500,000                       2,485,156
Receivables Trust 7.12%
5/15/04

Premier Auto Trust 5.59%          Aaa        5,000,000                       4,817,150
2/9/04

Sears Credit Account Master       Aaa        5,100,000                       5,031,456
Trust II 7% 7/15/08

West Penn Funding LLC 6.81%       Aaa        4,500,000                       4,376,074
9/25/08

TOTAL ASSET-BACKED SECURITIES                                                47,198,910
(Cost $47,709,628)

COMMERCIAL MORTGAGE
SECURITIES - 4.2%



Commercial Mortgage Asset         Aaa        3,669,243                       3,617,644
Trust sequential pay Series
1999 C2 Class A1, 7.285%
12/17/07

CS First Boston Mortgage
Securities Corp.:

sequential pay Series             -          4,000,000                       3,752,500
1997-SPICE Class D, 7.332%
4/20/08

Series 1995-WF1 Class A-2,        AAA        3,000,126                       2,948,561
6.648% 12/21/27

Series 1998-FL1:

Class D, 6.4125% 12/10/00         A2         1,600,000                       1,585,500
(c)(e)

Class E, 6.7625% 1/10/13          Baa2       2,970,000                       2,941,228
(c)(e)

Equitable Life Assurance          A2         1,000,000                       971,445
Society of the United States
Series 174 Class C1, 7.52%
5/15/06 (c)

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

Heller Financial Commercial       Aaa       $ 3,669,741                     $ 3,676,049
Mortgage Asset Corp.
sequential pay Series
2000-PH1 Class A1, 7.715%
9/15/08

Thirteen Affiliates of            Aaa        2,500,000                       2,336,817
General Growth Properties,
Inc. sequential pay Series 1
Class A2, 6.602% 12/15/10 (c)

TOTAL COMMERCIAL MORTGAGE                                                    21,829,744
SECURITIES
(Cost $22,122,702)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (F) - 3.7%



Canadian Government 6.125%        Aa2        5,000,000                       4,895,000
7/15/02

Chile Republic 6.875% 4/28/09     Baa1       1,350,000                       1,226,475

Korean Republic yankee:

8.75% 4/15/03                     Baa2       550,000                         556,188

8.875% 4/15/08                    Baa2       2,000,000                       2,073,080

New Brunswick Province yankee     A1         2,250,000                       2,235,938
7.125% 10/1/02

Quebec Province 5.75% 2/15/09     A2         5,000,000                       4,429,950

United Mexican States 9.875%      Baa3       3,400,000                       3,512,200
2/1/10

TOTAL FOREIGN GOVERNMENT AND                                                 18,928,831
GOVERNMENT AGENCY OBLIGATIONS
(Cost $19,185,966)

SUPRANATIONAL OBLIGATIONS -
1.9%



Inter-American Development        Aaa        10,000,000                      9,585,500
Bank yankee 6.29% 7/16/27
(Cost $9,937,100)


CASH EQUIVALENTS - 6.9%

                                             MATURITY AMOUNT                 VALUE (NOTE 1)

Investments in repurchase                   $ 35,427,282                     $ 35,410,000
agreements (U.S. Government
Obligations), in a joint
trading account at 5.86%,
dated 4/28/00 due 5/1/00
(Cost $35,410,000)

TOTAL INVESTMENT PORTFOLIO -                                                   538,507,278
104.5%
(Cost $552,466,697)

NET OTHER ASSETS - (4.5)%                                                     (23,106,622)

NET ASSETS - 100%                                                            $ 515,400,656


LEGEND

(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $33,610,622 or 6.5% of net assets.

(d) Security purchased on a delayed delivery or when-issued basis.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        70.7%      AAA, AA, A    60.9%

Baa               20.5%      BBB           21.5%

Ba                0.5%       BB            1.7%

B                 0.0%       B             0.4%

Caa               0.4%       CCC           0.0%

Ca, C             0.0%       CC, C         0.0%

                             D             0.0%

The percentage not rated by Moody's or S&P amounted to 0.7%.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America     86.7%

United Kingdom                4.9

Canada                        3.3

Multi-National                1.9

Japan                         1.1

Others (individually less     2.1
than 1%)

                            100.0%

INCOME TAX INFORMATION

At April 30, 2000, the aggregate cost of investment securities for income tax purposes was $552,466,697. Net unrealized depreciation aggregated $13,959,419, of which $249,510 related to appreciated investment securities and $14,208,929 related to depreciated investment securities.

At October 31, 1999, the fund had a capital loss carryforward of approximately $14,756,000 of which $9,361,000, $1,410,000 and
$3,985,000 will expire on October 31, 2004, 2005 and 2007,
respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                            APRIL 30, 2000

ASSETS

Investment in securities, at                  $ 538,507,278
value (including repurchase
agreements of $35,410,000)
(cost $552,466,697) - See
accompanying schedule

Cash                                           15,457

Receivable for investments                     8,242,637
sold

Receivable for fund shares                     1,354,327
sold

Interest receivable                            8,326,394

 TOTAL ASSETS                                  556,446,093

LIABILITIES

Payable for investments         $ 13,658,514
purchased Regular delivery

 Delayed delivery                19,162,238

Payable for fund shares          1,735,822
redeemed

Distributions payable            324,852

Accrued management fee           184,037

Distribution fees payable        130,524

Other payables and accrued       127,250
expenses

Collateral on securities         5,722,200
loaned, at value

 TOTAL LIABILITIES                             41,045,437

NET ASSETS                                    $ 515,400,656

Net Assets consist of:

Paid in capital                               $ 553,364,640

Distributions in excess of                     (1,159,576)
net investment income

Accumulated undistributed net                  (22,844,989)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                    (13,959,419)
(depreciation) on investments

NET ASSETS                                    $ 515,400,656

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                           APRIL 30, 2000

CALCULATION OF MAXIMUM             $10.12
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per   share
($34,490,226 (divided by)
3,408,705 shares)

Maximum offering price per         $10.51
share (100/96.25 of $10.12)

CLASS T: NET ASSET VALUE and       $10.12
redemption price per   share
($302,764,791 (divided by)
29,911,239 shares)

Maximum offering price per         $10.41
share (100/97.25 of $10.12)

CLASS B: NET ASSET VALUE and       $10.11
offering price per   share
($64,616,445 (divided by)
6,391,219 shares) A

CLASS C: NET ASSET VALUE and       $10.11
offering price per   share
($16,656,866 (divided by)
1,647,703 shares) A

INSTITUTIONAL CLASS: NET           $10.13
ASSET VALUE, offering price
and redemption price per
share ($96,872,328 (divided
by) 9,560,244 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                             SIX MONTHS ENDED APRIL 30,
                                                  2000

INVESTMENT INCOME                          $ 18,518,357
Interest

Security lending                            40,422

 Total income                               18,558,779

EXPENSES

Management fee                $ 1,154,977

Transfer agent fees            549,408

Distribution fees              792,338

Accounting and security        80,185
lending fees

Non-interested trustees'       824
compensation

Custodian fees and expenses    22,138

Registration fees              43,907

Audit                          20,814

Legal                          4,985

Miscellaneous                  2,399

 Total expenses before         2,671,975
reductions

 Expense reductions            (173)        2,671,802

NET INVESTMENT INCOME                       15,886,977

REALIZED AND UNREALIZED GAIN                (7,914,574)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                    (2,240,407)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                             (10,154,981)

NET INCREASE (DECREASE) IN                 $ 5,731,996
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED APRIL 30, 2000  YEAR ENDED OCTOBER 31, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 15,886,977                     $ 30,133,116
income

 Net realized gain (loss)       (7,914,574)                      (4,437,550)

 Change in net unrealized       (2,240,407)                      (20,620,170)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     5,731,996                        5,075,396
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (15,680,507)                     (29,409,259)
from net investment income

Share transactions - net        (51,391,068)                     91,347,340
increase (decrease)

  TOTAL INCREASE (DECREASE)     (61,339,579)                     67,013,477
IN NET ASSETS

NET ASSETS

 Beginning of period            576,740,235                      509,726,758

 End of period (including      $ 515,400,656                    $ 576,740,235
distributions in excess of
net investment income of
$1,159,576 and  $1,366,046,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                               SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                               (UNAUDITED)                      1999                     1998 H      1997 I    1996 G

SELECTED PER-SHARE DATA

Net asset value,  beginning    $ 10.300                         $ 10.770                 $ 10.560    $ 10.590  $ 10.350
of period

Income from Investment
Operations

Net investment income D         .303                             .580                     .537        .615      .159

Net realized and  unrealized    (.178)                           (.474)                   .207        (.023)    .235
gain (loss)

Total from investment           .125                             .106                     .744        .592      .394
operations

Less Distributions

From net investment income      (.305)                           (.576)                   (.534)      (.622)    (.154)

Net asset value,  end of       $ 10.120                         $ 10.300                 $ 10.770    $ 10.560  $ 10.590
period

TOTAL RETURN B, C               1.23%                            1.00%                    7.21%       5.81%     3.83%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 34,490                         $ 22,628                 $ 8,217     $ 3,819   $ 687
(000 omitted)

Ratio of expenses to  average   .86% A                           .87%                     .90% A, E   .90% E    .90% A, E
net assets

Ratio of expenses to  average   .86% A                           .86% F                   .90% A      .90%      .90% A
net assets after expense
reductions

Ratio of net investment         6.03% A                          5.58%                    5.51% A     5.93%     6.45% A
income to average net assets

Portfolio turnover rate         188% A                           138%                     176% A      138%      200%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996
H ELEVEN MONTHS ENDED OCTOBER 31
I YEAR ENDED NOVEMBER 30

 FINANCIAL HIGHLIGHTS - CLASS T  SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999                     1998 G     1997 H     1996 H

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.310                         $ 10.770                 $ 10.560   $ 10.610   $ 10.760
period

Income from Investment
Operations

Net investment income             .301 D                           .576 D                   .537 D     .625 D     .671 D

Net realized and unrealized       (.192)                           (.473)                   .201       (.058)     (.147)
gain (loss)

Total from investment             .109                             .103                     .738       .567       .524
operations

Less Distributions

From net investment income        (.299)                           (.563)                   (.528)     (.617)     (.674)

In excess of net investment       -                                -                        -          -          -
income

Total distributions               (.299)                           (.563)                   (.528)     (.617)     (.674)

Net asset value, end of period   $ 10.120                         $ 10.310                 $ 10.770   $ 10.560   $ 10.610

TOTAL RETURN B, C                 1.07%                            .98%                     7.15%      5.56%      5.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 302,765                        $ 315,350                $ 287,734  $ 278,869  $ 262,103
(000 omitted)

Ratio of expenses to average      .97% A                           .97%                     .98% A     .96%       .97%
net assets

Ratio of expenses to average      .97% A                           .97%                     .98% A     .96%       .96% F
net assets after expense
reductions

Ratio of net investment           5.92% A                          5.48%                    5.48% A    5.97%      6.38%
income to average  net assets

Portfolio turnover rate           188% A                           138%                     176% A     138%       200%



 FINANCIAL HIGHLIGHTS - CLASS T  YEARS ENDED OCTOBER 31,

                                 1995 H     1994 H

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.260   $ 11.140
period

Income from Investment
Operations

Net investment income             .649       .609

Net realized and unrealized       .491       (.876)
gain (loss)

Total from investment             1.140      (.267)
operations

Less Distributions

From net investment income        (.640)     (.555)

In excess of net investment       -          (.058)
income

Total distributions               (.640)     (.613)

Net asset value, end of period   $ 10.760   $ 10.260

TOTAL RETURN B, C                 11.43%     (2.44)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 228,439  $ 141,866
(000 omitted)

Ratio of expenses to average      .94% E     1.02% E
net assets

Ratio of expenses to average      .94%       1.02%
net assets after expense
reductions

Ratio of net investment           6.20%      6.04%
income to average  net assets

Portfolio turnover rate           189%       68%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G ELEVEN MONTHS ENDED OCTOBER 31
H YEAR ENDED NOVEMBER 30
SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

 FINANCIAL HIGHLIGHTS - CLASS B  SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999                     1998 G       1997 H    1996 H

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.300                         $ 10.760                 $ 10.540     $ 10.590  $ 10.750
period

Income from Investment
Operations

Net investment income             .267 D                           .506 D                   .468 D       .551 D    .597 D

Net realized and unrealized       (.192)                           (.467)                   .214         (.057)    (.153)
gain (loss)

Total from investment             .075                             .039                     .682         .494      .444
operations

Less Distributions

From net investment income        (.265)                           (.499)                   (.462)       (.544)    (.604)

In excess of net investment       -                                -                        -            -         -
income

Total distributions               (.265)                           (.499)                   (.462)       (.544)    (.604)

Net asset value, end of period   $ 10.110                         $ 10.300                 $ 10.760     $ 10.540  $ 10.590

TOTAL RETURN B, C                 .74%                             .37%                     6.60%        4.83%     4.32%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 64,616                         $ 64,532                 $ 39,657     $ 22,201  $ 18,972
(000 omitted)

Ratio of expenses to average      1.61% A                          1.61%                    1.65% A, E   1.65% E   1.66% E
net assets

Ratio of net investment           5.27% A                          4.83%                    4.79% A      5.27%     5.69%
income to average net assets

Portfolio turnover rate           188% A                           138%                     176% A       138%      200%



 FINANCIAL HIGHLIGHTS - CLASS B  YEARS ENDED OCTOBER 31,

                                 1995 H    1994 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.250  $ 10.430
period

Income from Investment
Operations

Net investment income             .579      .204

Net realized and unrealized       .483      (.178)
gain (loss)

Total from investment             1.062     .026
operations

Less Distributions

From net investment income        (.562)    (.187)

In excess of net investment       -         (.019)
income

Total distributions               (.562)    (.206)

Net asset value, end of period   $ 10.750  $ 10.250

TOTAL RETURN B, C                 10.62%    .24%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 15,830  $ 3,156
(000 omitted)

Ratio of expenses to average      1.70% E   1.65% A, E
net assets

Ratio of net investment           5.44%     5.42% A
income to average net assets

Portfolio turnover rate           189%      68%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994
G ELEVEN MONTHS ENDED OCTOBER 31
H YEAR ENDED NOVEMBER 30
SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999                     1998 H       1997 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.290                         $ 10.760                 $ 10.560     $ 10.570
period

Income from Investment
Operations

Net investment income D           .263                             .492                     .453         .031

Net realized and unrealized       (.182)                           (.472)                   .199         (.005)
gain (loss)

Total from investment             .081                             .020                     .652         .026
operations

Less Distributions

From net investment income        (.261)                           (.490)                   (.452)       (.036)

Net asset value, end of period   $ 10.110                         $ 10.290                 $ 10.760     $ 10.560

TOTAL RETURN B, C                 .80%                             .19%                     6.30%        .25%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 16,657                         $ 17,099                 $ 6,100      $ 160
(000 omitted)

Ratio of expenses to average      1.69% A                          1.71%                    1.75% A, E   1.75% A, E
net assets

Ratio of expenses to average      1.69% A                          1.71%                    1.75% A      1.73% A, F
net assets after expense
reductions

Ratio of net investment           5.19% A                          4.73%                    4.67% A      4.42% A
income to average net assets

Portfolio turnover rate           188% A                           138%                     176% A       138%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997
H ELEVEN MONTHS ENDED OCTOBER 31

 FINANCIAL HIGHLIGHTS -          SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,
INSTITUTIONAL CLASS

                                 (UNAUDITED)                      1999                     1998 F     1997 G     1996 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.310                         $ 10.780                 $ 10.570   $ 10.620   $ 10.770
period

Income from Investment
Operations

Net investment income             .319 D                           .610 D                   .566 D     .658 D     .705 D

Net realized and unrealized       (.186)                           (.485)                   .201       (.060)     (.151)
gain (loss)

Total from investment             .133                             .125                     .767       .598       .554
operations

Less Distributions

From net investment income        (.313)                           (.595)                   (.557)     (.648)     (.704)

In excess of net investment       -                                -                        -          -          -
income

Total distributions               (.313)                           (.595)                   (.557)     (.648)     (.704)

Net asset value, end of period   $ 10.130                         $ 10.310                 $ 10.780   $ 10.570   $ 10.620

TOTAL RETURN B, C                 1.31%                            1.19%                    7.44%      5.86%      5.40%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 96,872                         $ 157,131                $ 168,019  $ 177,427  $ 211,866
(000 omitted)

Ratio of expenses to average      .65% A                           .66%                     .68% A     .67%       .66%
net assets

Ratio of net investment           6.24% A                          5.78%                    5.78% A    6.27%      6.69%
income to average net assets

Portfolio turnover rate           188% A                           138%                     176% A     138%       200%



 FINANCIAL HIGHLIGHTS -          YEARS ENDED OCTOBER 31,
INSTITUTIONAL CLASS

                                 1995 G     1994 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.270   $ 11.160
period

Income from Investment
Operations

Net investment income             .671       .602

Net realized and unrealized       .499       (.833)
gain (loss)

Total from investment             1.170      (.231)
operations

Less Distributions

From net investment income        (.670)     (.597)

In excess of net investment       -          (.062)
income

Total distributions               (.670)     (.659)

Net asset value, end of period   $ 10.770   $ 10.270

TOTAL RETURN B, C                 11.73%     (2.10)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 208,861  $ 172,122
(000 omitted)

Ratio of expenses to average      .67% E     .61%
net assets

Ratio of net investment           6.47%      6.45%
income to average net assets

Portfolio turnover rate           189%       68%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F ELEVEN MONTHS ENDED OCTOBER 31
G YEAR ENDED NOVEMBER 30

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Intermediate Bond (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

2. OPERATING POLICIES - CONTINUED

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $485,031,010 and $511,909,462, respectively, of which U.S. government and government agency obligations aggregated $264,210,414 and $384,229,555, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 19,700     $ 25

CLASS T    387,226      8,156

CLASS B    298,609      216,230

CLASS C    86,803       55,236

          $ 792,338    $ 279,647

SALES LOAD. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within three years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 3% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 49,509     $ 21,455

CLASS T    51,159       20,092

CLASS B    82,160       82,160*

CLASS C    4,996        4,996*

          $ 187,824    $ 128,703

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS*

CLASS A                $ 27,778   .21

CLASS T                 339,597   .22

CLASS B                 70,888    .21

CLASS C                 16,819    .19

INSTITUTIONAL CLASS     94,326    .16

                       $ 549,408

* ANNUALIZED

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. INTERFUND LENDING PROGRAM.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $17,693,375. The weighted average interest rate was 5.89%. Interest earned from the interfund lending program amounted to $23,165 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

6. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $5,610,000. The fund received cash collateral of $5,722,200 which was invested in cash equivalents.

7. EXPENSE REDUCTIONS.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $173 under this arrangement.

8. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:


                            SIX MONTHS ENDED APRIL 30,  YEAR ENDED
                                                        OCTOBER 31,

                            2000                        1999

FROM NET INVESTMENT INCOME

Class A                     $ 784,582                   $ 868,429

Class T                      9,040,635                   16,224,315

Class B                      1,726,725                   2,508,941

Class C                      443,749                     528,467

Institutional Class          3,684,816                   9,279,107

Total                       $ 15,680,507                $ 29,409,259

9. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods were as follows:

                                SHARES                                              DOLLARS

                                SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,  SIX MONTHS ENDED APRIL 30,

                                2000                        1999                    2000



CLASS A Shares sold              2,797,965                   3,357,531              $ 28,556,714

Reinvestment of distributions    70,508                      72,714                  717,441

Shares redeemed                  (1,656,066)                 (1,997,004)             (16,895,887)

Net increase (decrease)          1,212,407                   1,433,241              $ 12,378,268

CLASS T Shares sold              8,066,494                   17,948,549             $ 82,335,104

Reinvestment of distributions    803,061                     1,383,474               8,178,673

Shares redeemed                  (9,551,028)                 (15,455,120)            (97,434,426)

Net increase (decrease)          (681,473)                   3,876,903              $ (6,920,649)

CLASS B Shares sold              1,985,059                   4,797,807              $ 20,279,776

Reinvestment of distributions    138,684                     191,805                 1,410,565

Shares redeemed                  (2,000,550)                 (2,406,744)             (20,380,255)

Net increase (decrease)          123,193                     2,582,868              $ 1,310,086

CLASS C Shares sold              748,996                     1,681,953              $ 7,647,720

Reinvestment of distributions    31,975                      38,404                  325,233

Shares redeemed                  (794,275)                   (626,095)               (8,085,233)

Net increase (decrease)          (13,304)                    1,094,262              $ (112,280)

INSTITUTIONAL CLASS Shares       1,018,444                   5,199,325              $ 10,412,769
sold

Reinvestment of distributions    177,591                     401,855                 1,810,400

Shares redeemed                  (6,870,051)                 (5,956,114)             (70,269,662)

Net increase (decrease)          (5,674,016)                 (354,934)              $ (58,046,493)



                                DOLLARS

                                YEAR ENDED OCTOBER 31,

                                1999



CLASS A Shares sold             $ 35,356,066

Reinvestment of distributions    761,419

Shares redeemed                  (20,973,090)

Net increase (decrease)         $ 15,144,395

CLASS T Shares sold             $ 189,451,401

Reinvestment of distributions    14,555,972

Shares redeemed                  (162,894,381)

Net increase (decrease)         $ 41,112,992

CLASS B Shares sold             $ 50,576,586

Reinvestment of distributions    2,011,162

Shares redeemed                  (25,318,778)

Net increase (decrease)         $ 27,268,970

CLASS C Shares sold             $ 17,687,270

Reinvestment of distributions    402,151

Shares redeemed                  (6,595,292)

Net increase (decrease)         $ 11,494,129

INSTITUTIONAL CLASS Shares      $ 54,855,022
sold

Reinvestment of distributions    4,235,018

Shares redeemed                  (62,763,186)

Net increase (decrease)         $ (3,673,146)





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Money
Management, Inc.
Fidelity Investments Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Dwight D. Churchill, Vice President
David L. Murphy, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Michael Cook
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant(registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

LTB-SANN-0600  103599
1.704556.102

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
INTERMEDIATE BOND
FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT
APRIL 30, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             7   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    10  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           11  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  23  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 32  Notes to the financial
                          statements.



Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS,
INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

New indicators of accelerating inflation led to a sharp downturn in equity markets, as the Dow Jones Industrial Average, NASDAQ and S&P 500(Registered trademark) each suffered its worst single-session point decline in history on April 14. Volatility ruled the remainder of the month, with equity markets experiencing both strong rallies and broad sell-offs. Inflation-sensitive Treasuries experienced similar volatility, as prices for the bellwether 10-year note edged lower throughout the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR INTERMEDIATE BOND FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000         PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT BOND - INST CL      1.31%          1.15%        31.65%        103.10%

LB Int Govt/Corp Bond                1.07%          1.54%        35.03%        105.16%

Short-Intermediate Investment        1.29%          1.68%        30.86%        91.55%
Grade Debt   Funds Average


CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Lehman Brothers Intermediate Government/Corporate Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 111 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT BOND - INST CL  1.15%        5.65%         7.34%

LB Int Govt/Corp Bond            1.54%        6.19%         7.45%

Short-Intermediate Investment    1.68%        5.52%         6.71%
Grade Debt   Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Intermed Bond -CL I      LB Intermediate Govt/Corp
             00087                       LB007
  1990/04/30      10000.00                    10000.00
  1990/05/31      10237.51                     9871.56
  1990/06/30      10374.39                    10356.59
  1990/07/31      10512.90                    10500.27
  1990/08/31      10425.13                    10457.17
  1990/09/30      10502.20                    10537.93
  1990/10/31      10601.17                    10660.28
  1990/11/30      10784.68                    10447.81
  1990/12/31      10949.93                    10970.07
  1991/01/31      11031.33                    11081.31
  1991/02/28      11119.80                    11169.91
  1991/03/31      11190.24                    11245.89
  1991/04/30      11315.06                    11368.46
  1991/05/31      11375.41                    11438.34
  1991/06/30      11378.84                    11446.39
  1991/07/31      11506.81                    11573.96
  1991/08/31      11748.39                    11794.93
  1991/09/30      11966.60                    11997.82
  1991/10/31      12108.20                    12134.76
  1991/11/30      12224.04                    12274.08
  1991/12/31      12609.67                    12573.85
  1992/01/31      12448.32                    12460.00
  1992/02/29      12480.61                    12509.20
  1992/03/31      12435.69                    12460.00
  1992/04/30      12505.57                    12569.50
  1992/05/31      12734.11                    12764.34
  1992/06/30      12913.68                    12953.30
  1992/07/31      13217.62                    13210.84
  1992/08/31      13339.83                    13342.98
  1992/09/30      13509.76                    13524.11
  1992/10/31      13313.54                    13348.64
  1992/11/30      13350.43                    13297.92
  1992/12/31      13532.15                    13476.00
  1993/01/31      13817.41                    13738.11
  1993/02/28      14083.12                    13954.72
  1993/03/31      14178.65                    14010.23
  1993/04/30      14270.46                    14123.00
  1993/05/31      14287.38                    14091.65
  1993/06/30      14575.86                    14312.83
  1993/07/31      14710.09                    14347.88
  1993/08/31      15041.16                    14575.38
  1993/09/30      15089.92                    14635.90
  1993/10/31      15176.40                    14675.08
  1993/11/30      15108.87                    14593.23
  1993/12/31      15167.18                    14660.06
  1994/01/31      15332.96                    14822.90
  1994/02/28      15026.62                    14603.68
  1994/03/31      14740.55                    14362.69
  1994/04/30      14704.01                    14264.94
  1994/05/31      14665.51                    14274.52
  1994/06/30      14667.31                    14276.48
  1994/07/31      14809.80                    14481.99
  1994/08/31      14811.50                    14527.27
  1994/09/30      14742.90                    14393.60
  1994/10/31      14746.14                    14391.64
  1994/11/30      14791.70                    14326.33
  1994/12/31      14855.00                    14377.05
  1995/01/31      15019.17                    14619.35
  1995/02/28      15193.10                    14922.61
  1995/03/31      15288.62                    15007.95
  1995/04/30      15427.79                    15193.21
  1995/05/31      15822.79                    15652.55
  1995/06/30      15919.66                    15757.48
  1995/07/31      15915.55                    15759.66
  1995/08/31      16047.70                    15903.12
  1995/09/30      16149.81                    16018.29
  1995/10/31      16331.53                    16196.80
  1995/11/30      16527.13                    16409.71
  1995/12/31      16712.56                    16581.69
  1996/01/31      16839.11                    16724.72
  1996/02/29      16651.00                    16528.36
  1996/03/31      16574.56                    16443.24
  1996/04/30      16510.07                    16385.11
  1996/05/31      16477.29                    16372.70
  1996/06/30      16647.69                    16546.64
  1996/07/31      16695.32                    16595.84
  1996/08/31      16711.47                    16608.90
  1996/09/30      16931.19                    16840.32
  1996/10/31      17201.84                    17137.91
  1996/11/30      17419.83                    17363.88
  1996/12/31      17331.27                    17252.64
  1997/01/31      17391.09                    17319.69
  1997/02/28      17409.88                    17352.78
  1997/03/31      17305.51                    17233.05
  1997/04/30      17499.15                    17435.51
  1997/05/31      17612.16                    17580.28
  1997/06/30      17772.36                    17740.72
  1997/07/31      18101.84                    18101.67
  1997/08/31      18036.71                    18010.67
  1997/09/30      18243.49                    18220.09
  1997/10/31      18402.84                    18421.90
  1997/11/30      18440.72                    18462.61
  1997/12/31      18585.04                    18610.21
  1998/01/31      18815.12                    18854.03
  1998/02/28      18810.12                    18839.66
  1998/03/31      18884.63                    18900.19
  1998/04/30      18956.24                    18994.88
  1998/05/31      19102.03                    19134.21
  1998/06/30      19211.06                    19256.34
  1998/07/31      19268.07                    19324.26
  1998/08/31      19487.30                    19627.95
  1998/09/30      19849.49                    20121.04
  1998/10/31      19811.96                    20101.23
  1998/11/30      19865.40                    20099.71
  1998/12/31      19957.58                    20180.47
  1999/01/31      20087.65                    20291.28
  1999/02/28      19874.35                    19993.03
  1999/03/31      20004.98                    20142.22
  1999/04/30      20078.56                    20204.07
  1999/05/31      19909.98                    20048.55
  1999/06/30      19907.80                    20062.54
  1999/07/31      19871.50                    20044.85
  1999/08/31      19853.95                    20060.07
  1999/09/30      20044.74                    20247.21
  1999/10/31      20047.31                    20299.45
  1999/11/30      20085.22                    20324.68
  1999/12/31      20088.42                    20258.30
  2000/01/31      20014.31                    20184.26
  2000/02/29      20174.22                    20350.57
  2000/03/31      20363.09                    20562.65
  2000/04/28      20310.04                    20516.07
IMATRL PRASUN   SHR__CHT 20000430 20000519 161910 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Institutional Class on April 30, 1990. As the chart shows, by April 30, 2000, the value of the investment would have grown to $20,310 - a 103.10% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,516 - a 105.16% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,

                  2000                        1999                      1998   1997   1996    1995

Dividend returns  3.06%                       5.55%                     5.96%  6.41%  6.83%   6.77%

Capital returns   -1.75%                      -4.36%                    1.70%  0.57%  -1.50%   3.98%

Total returns     1.31%                       1.19%                     7.66%  6.98%  5.33%   10.75%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 2000   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            5.34(cents)   31.30(cents)   61.48(cents)

Annualized dividend rate       6.36%         6.14%          5.96%

30-day annualized yield        6.90%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.22 over the past one month, $10.22 over the past six months and $10.31 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

The Federal Reserve Board delivered
three preemptive strikes against
inflation in the form of quarter-point
interest-rate hikes during the
six-month period ending April 30,
2000, creating a less than ideal
investment environment for bonds.
The Lehman Brothers Aggregate
Bond Index - a widely accepted
measure of taxable-bond
performance - returned only 1.42%
for the period. Treasuries felt the
heat early on, as investors shifted
their focus to high-flying equities or
higher-yielding spread sector
securities - namely corporate
bonds, mortgage securities and
government agencies - which
benefited from a favorable technical
environment. Strong housing
turnover and a fall-off in refinancing
activity spurred mortgages.
Lighter-than-expected supply
rallied corporates, while a
restructuring in the agency market
fueled those issues. However, these
factors were ignored beginning in
January when the U.S. Treasury
announced its intent to re-purchase
long-term debt and cut future
issuance. Treasury prices soared in
response - with their yields
spiraling lower - and with the help
of rising short-term interest rates,
spawned an inverted yield curve,
which occurs when short-term bonds
offer higher yields than their
longer-dated counterparts. Spread
sectors recoiled on the news, with
their yield spreads widening out
relative to Treasuries. The Lehman
Brothers Treasury Index, reflective of
the change in market leadership,
posted a return of 2.58% for the
six-month period, compared to the
Lehman Brothers Corporate Bond,
Mortgage-Backed Securities and
U.S. Agency indexes, which returned
0.11%, 1.26% and 1.16%,
respectively.

(photograph of Andrew Dudley)

NOTE TO SHAREHOLDERS: Andrew Dudley became Portfolio Manager of
Fidelity Advisor Intermediate Bond Fund on December 29, 1999.

Q. HOW DID THE FUND PERFORM, ANDY?

A. For the six months that ended April 30, 2000, the fund's Institutional Class shares returned 1.31%. By comparison, the Lehman Brothers Intermediate Government/Corporate Bond Index returned 1.07% during the same time frame, while the short-intermediate investment grade debt funds average return tracked by Lipper Inc. was 1.29%. For the 12-month period, the fund's Institutional Class shares returned 1.15%. During the same 12-month period, the Lehman Brothers Intermediate Government/Corporate Bond Index returned 1.54%, while the short-intermediate investment grade debt funds average return was 1.68%.

Q. WHAT FACTORS AFFECTED PERFORMANCE?

A. The fund's performance reflected the changing environment in the fixed-income market. As interest rates climbed in anticipation of the Federal Reserve Board's actions to tighten monetary policy by raising short-term rates, prices tended to decline, resulting in total returns that were less than the yields of short-term securities. The fund consistently emphasized spread sectors - such as government agencies and corporate, asset-backed and mortgage securities - that offered a spread or yield advantage over Treasury securities. The fund had a particularly heavy weighting in mortgages in late 1999, and this contributed to performance.

Q. WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE SIX-MONTH
PERIOD?

A. The fixed-income markets were in transition. In late 1999, the spread sectors rebounded from a summer slump in which they underperformed Treasuries. This slump was caused by the heavy issuance of new corporate debt, concerns about potential Y2K problems and the reaction of mortgage spreads to market volatility. Sentiment reversed during the final two months of 1999 and in early January, as the spread sectors rebounded in relation to Treasuries. Since mid-January, however, spread sectors underperformed Treasuries. The fixed-income markets became unsettled by questions about the pricing relationships between Treasury securities and the spread sectors. As their yield spreads relative to Treasuries widened, non-Treasuries suffered greater price losses. The negative price impact caused by this transition, however, was less noticeable among shorter-maturity securities relative to longer-maturity securities.

Q. WHAT WERE YOUR PRINCIPAL STRATEGIES, ESPECIALLY WITH RESPECT TO ALLOCATIONS TO THE SPREAD SECTORS?

A. Since I became the fund's manager at the end of 1999, I have continued its emphasis on non-Treasury securities, but I have shifted the emphasis to include a higher allocation to the corporate sector. Specifically, I have focused on shorter-term corporate securities, where there was less price risk from volatility in the spread sectors. I also decreased the weighting in mortgage securities after that sector enjoyed very strong performance in late 1999, using some of the proceeds to fund investments in shorter corporate securities. At the end of the six-month period, 56.2% of the fund's net assets were invested in corporate and asset-backed securities. I believed that because of the attractive values in non-Treasury securities, particularly the higher quality ones, investors would eventually return to them. Consistent with our style, we have not tried to anticipate the direction of interest-rate changes and we kept the fund's interest-rate sensitivity, or duration, close to that of the Lehman Brothers Intermediate Government/Corporate Bond Index.

Q. DID ANY AREAS HURT PERFORMANCE?

A. Our security selection in the consumer retail sector detracted from performance. The market had become extremely sensitive to negative credit surprises, and we were hurt by securities that dramatically suffered in that environment.

Q. WHAT IS YOUR OUTLOOK?

A. I think we may be in for a rocky ride in spread sectors. We have entered a period of heightened volatility as the market tries to find a new equilibrium in the relationship between the prices of Treasuries and of non-Treasuries. While non-Treasury securities recently have underperformed Treasuries, I don't think this trend necessarily will be prolonged. Short-term volatility can create opportunity to invest in securities that are mispriced in relation to their underlying value. In this changing environment, I believe we can find attractive opportunities among non-Treasury securities that have investment value not reflected by current pricing.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high current income;
may also seek capital
appreciation

START DATE: February 2, 1984

SIZE: as of April 30, 2000,
more than $515 million

MANAGER: Andrew Dudley,
since December 1999;
joined Fidelity in 1996

ANDREW DUDLEY ON CHANGING
ASSUMPTIONS IN THE
FIXED-INCOME MARKET:

"During recent years, the market has
operated on relatively stable
assumptions about the long-term
relationships between Treasuries and
spread products. However, several
developments have raised questions
about the validity of the traditional
assumptions. First, federal budget
surpluses have meant there is less
need for government borrowing. This
translates into reduced supply of
Treasury securities, which has
altered the perceived supply/demand
relationship and supported the prices
of Treasuries. At the same time,
support seems to be growing for a
re-evaluation of the implied
government guarantee behind agency
securities, including Fannie Mae and
Freddie Mac. This has created doubts
about pricing for agency securities
and encouraged spread volatility.
Meanwhile, equity market volatility
and relatively weak demand for
so-called old economy stocks has had
an impact on the market's
perception of credit quality. Some
large-cap, old economy companies
have marginally increased leverage
in order to buoy equity performance,
often funding stock buy-back programs
with new debt. While this trend is in
the interests of shareholders, it has
undermined the relative pricing of
corporate bonds.

"Together, all these factors are
changing the dynamics of the
relationships between the prices of
Treasury and non-Treasury securities
and contributing to the
underperformance of the latter. In the
long run, I think the market will move
to a new equilibrium, but it doesn't
appear that we've reached that place
yet."


INVESTMENT CHANGES




QUALITY DIVERSIFICATION AS OF
APRIL 30, 2000

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                        MONTHS AGO

Aaa                             41.6                     58.2

Aa                              4.7                      1.8

A                               25.0                     18.9

Baa                             20.5                     12.9

Ba and Below                    0.9                      3.0

Not Rated                       0.7                      0.0


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS BA OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY.

AVERAGE YEARS TO MATURITY AS
OF APRIL 30, 2000

                                     6 MONTHS AGO

Years                          5.5   6.1

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF APRIL 30, 2000

                                      6 MONTHS AGO

Years                           3.5   3.4

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF APRIL 30, 2000 *                                         AS OF OCTOBER 31, 1999 **

Corporate Bonds                 47.1%                          Corporate Bonds                       30.4%

U.S. Government and                                            U.S. Government and
Government Agency                                              Government Agency
Obligations                     31.6%                          Obligations                           50.0%

Asset-Backed  Securities         9.1%                          Asset-Backed  Securities               7.2%

CMOs and Other Mortgage                                        CMOs and Other Mortgage
Related Securities               4.2%                          Related Securities                     2.2%

Other Investments                5.6%                          Other Investments                      3.8%

Short-Term  Investments and                                    Short-Term  Investments and
Net Other Assets                 2.4%                          Net Other Assets                       6.4%

*  FOREIGN  INVESTMENTS         13.3%                          ** FOREIGN   INVESTMENTS               8.8%

Row: 1, Col: 1, Value: 47.1                                    Row: 1, Col: 1, Value: 30.4
Row: 1, Col: 2, Value: 0.0                                     Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 31.6                                    Row: 1, Col: 3, Value: 50.0
Row: 1, Col: 4, Value: 9.1                                     Row: 1, Col: 4, Value: 7.2
Row: 1, Col: 5, Value: 4.2                                     Row: 1, Col: 5, Value: 2.2
Row: 1, Col: 6, Value: 5.6                                     Row: 1, Col: 6, Value: 3.8
Row: 1, Col: 7, Value: 0.0                                     Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 2.4                                     Row: 1, Col: 8, Value: 6.4





INVESTMENTS APRIL 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets



NONCONVERTIBLE BONDS - 47.1%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.6%

DEFENSE ELECTRONICS - 0.6%

Raytheon Co. 7.9% 3/1/03 (c)      Baa2      $ 3,000,000                     $ 2,978,190

BASIC INDUSTRIES - 1.4%

CHEMICALS & PLASTICS - 1.4%

Monsanto Co. 5.75% 12/1/05        A2         5,000,000                       4,607,000

Praxair, Inc. 6.15% 4/15/03       A3         2,640,000                       2,513,702

                                                                             7,120,702

PAPER & FOREST PRODUCTS - 0.0%

Fort James Corp. 6.625%           Baa2       255,000                         242,130
9/15/04

TOTAL BASIC INDUSTRIES                                                       7,362,832

CONSTRUCTION & REAL ESTATE -
3.1%

REAL ESTATE - 0.8%

Arden Realty LP 8.875% 3/1/05     Baa3       1,090,000                       1,090,709
(c)

Duke Realty LP 7.3% 6/30/03       Baa1       3,000,000                       2,926,110

                                                                             4,016,819

REAL ESTATE INVESTMENT TRUSTS
- 2.3%

CenterPoint Properties Trust:

6.75% 4/1/05                      Baa2       640,000                         597,030

7.9% 1/15/03                      Baa2       2,700,000                       2,692,305

Equity Office Properties          Baa1       3,250,000                       3,055,163
Trust 6.5% 1/15/04

ProLogis Trust 6.7% 4/15/04       Baa1       415,000                         389,727

Spieker Properties LP:

6.8% 5/1/04                       Baa2       535,000                         504,890

6.875% 2/1/05                     Baa2       5,000,000                       4,722,050

                                                                             11,961,165

TOTAL CONSTRUCTION & REAL                                                    15,977,984
ESTATE

DURABLES - 1.5%

AUTOS, TIRES, & ACCESSORIES -
1.5%

Daimler-Chrysler North            A1         5,000,000                       4,952,500
America Holding Corp. 7.4%
1/20/05

TRW, Inc. 6.5% 6/1/02             Baa1       3,000,000                       2,899,020

                                                                             7,851,520

ENERGY - 1.1%

OIL & GAS - 1.1%

Apache Finance Property Ltd.      Baa1       700,000                         627,375
6.5% 12/15/07

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Canada Occidental Petroleum       Baa2      $ 2,000,000                     $ 1,924,300
Ltd. 7.125% 2/4/04

Conoco, Inc. 5.9% 4/15/04         A3         600,000                         566,700

Oryx Energy Co. 8.125%            Baa1       2,465,000                       2,463,768
10/15/05

                                                                             5,582,143

FINANCE - 24.3%

BANKS - 10.9%

ABN-Amro Bank NV, Chicago         A1         2,750,000                       2,712,023
6.625% 10/31/01

Australia & New Zealand           A1         1,200,000                       1,139,760
Banking Group Ltd. yankee
6.25% 2/1/04

Banc One Corp. 7.25% 8/1/02       A1         2,500,000                       2,488,350

Bank of America Corp. 7.8%        Aa3        4,500,000                       4,486,995
2/15/10

BankBoston Corp. 6.625% 2/1/04    A3         3,200,000                       3,083,904

BanPonce Financial Corp.          A3         3,850,000                       3,820,124
6.75% 8/9/01

Barclays Bank PLC yankee          A1         2,400,000                       2,376,576
5.95% 7/15/01

Capital One Bank 6.76% 7/23/02    Baa2       4,500,000                       4,371,885

Capital One Financial Corp.       Baa3       1,390,000                       1,276,354
7.125% 8/1/08

First Union National Bank,        A1         1,800,000                       1,785,186
North Carolina 7.875% 2/15/10

HSBC Finance Nederland BV         A2         250,000                         247,413
7.4% 4/15/03 (c)

Kansallis-Osake-Pankki (NY        A2         650,000                         676,754
Branch) yankee 10% 5/1/02

Korea Development Bank:

6.625% 11/21/03                   Baa2       1,165,000                       1,104,397

7.375% 9/17/04                    Baa2       1,110,000                       1,050,338

yankee 6.5% 11/15/02              Baa2       170,000                         160,863

MBNA Corp. 6.34% 6/2/03           Baa2       450,000                         427,275

Midland Bank PLC 8.625%           Aa3        2,700,000                       2,786,616
12/15/04

NationsBank Corp. 8.125%          Aa3        3,000,000                       3,033,750
6/15/02

Provident Bank 6.125% 12/15/00    A3         5,000,000                       4,961,950

Sanwa Finance Aruba AEC 8.35%     Baa1       3,800,000                       3,769,866
7/15/09

Sumitomo Bank International       Baa1       2,000,000                       2,043,500
Finance NV 8.5% 6/15/09

U.S. Bancorp 7.5% 6/1/26          A2         2,000,000                       1,958,860

Union Planters National Bank      A3         1,500,000                       1,489,365
6.81% 8/20/01

Wachovia Corp. 6.605% 10/1/25     A1         5,000,000                       4,760,500

                                                                             56,012,604

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE - 9.5%

Associates Corp. of North
America:

5.875% 7/15/02                    Aa3       $ 3,000,000                     $ 2,897,730

6% 4/15/03                        Aa3        1,350,000                       1,293,813

Bell Atlantic Financial           A1         3,000,000                       2,969,100
Service, Inc. 7.6% 3/15/07

CIT Group, Inc. 5.5% 2/15/04      A1         290,000                         267,977

Daimler-Chrysler NA Holding       A1         350,000                         344,397
Corp. 6.59% 6/18/02

Duke Capital Corp. 7.5%           A3         3,600,000                       3,463,596
10/1/09

ERP Operating LP:

6.55% 11/15/01                    A3         470,000                         459,994

7.1% 6/23/04                      A3         5,000,000                       4,771,900

Finova Capital Corp.:

6.11% 2/18/03                     Baa1       500,000                         454,020

7.25% 11/8/04                     Baa1       2,700,000                       2,474,415

Ford Motor Credit Co.:

6.625% 6/30/03                    A2         5,500,000                       5,334,725

7.75% 11/15/02                    A2         100,000                         100,094

General Electric Capital          Aaa        5,400,000                       5,330,664
Corp. 6.65% 9/3/02

GS Escrow Corp. 7.125% 8/1/05     Ba1        1,275,000                       1,106,802

HSBC Capital Funding LP           A1         2,000,000                       2,013,740
9.547% 12/31/49 (b)(c)

Newcourt Credit Group, Inc.       A1         1,265,000                       1,214,577
6.875% 2/16/05

PNC Funding Corp. 6.95% 9/1/02    A2         5,000,000                       4,928,250

Popular North America, Inc.       A3         2,250,000                       2,237,175
7.375% 9/15/01

RBSG Capital Corp. 10.125%        A2         1,500,000                       1,611,960
3/1/04

Sears Roebuck Acceptance          A3         1,725,000                       1,637,594
Corp. 6% 3/20/03

Sprint Capital Corp.:

5.7% 11/15/03                     Baa1       1,160,000                       1,092,894

5.875% 5/1/04                     Baa1       2,265,000                       2,128,035

Trizec Finance Ltd. yankee        Baa3       590,000                         601,800
10.875% 10/15/05

                                                                             48,735,252

INSURANCE - 0.4%

Allstate Corp. 7.875% 5/1/05      A1         1,180,000                       1,173,062

The St. Paul Companies, Inc.      A1         1,100,000                       1,085,150
7.875% 4/15/05

                                                                             2,258,212

SAVINGS & LOANS - 0.2%

Long Island Savings Bank FSB      Baa3       900,000                         889,578
6.2% 4/2/01

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FINANCE - CONTINUED

SECURITIES INDUSTRY - 3.3%

Amvescap PLC yankee 6.6%          A3        $ 700,000                       $ 650,538
5/15/05

DLJ, Inc. 8% 3/1/05               A3         3,600,000                       3,584,880

Goldman Sachs Group, Inc.         A1         4,550,000                       4,506,320
7.5% 1/28/05

Lehman Brothers Holdings,         A3         2,740,000                       2,702,818
Inc. 7.75% 1/15/05

Merrill Lynch & Co., Inc.         Aa3        2,750,000                       2,799,665
8.3% 11/1/02

Morgan Stanley Dean Witter &      Aa3        3,000,000                       2,967,990
Co. 7.125% 1/15/03

                                                                             17,212,211

TOTAL FINANCE                                                                125,107,857

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.1%

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.8%

Tyco International Group SA       Baa1       4,000,000                       3,927,440
yankee 6.125% 6/15/01

POLLUTION CONTROL - 0.3%

WMX Technologies, Inc. 7.1%       Ba1        1,810,000                       1,639,969
8/1/26

TOTAL INDUSTRIAL MACHINERY &                                                 5,567,409
EQUIPMENT

MEDIA & LEISURE - 2.8%

BROADCASTING - 1.0%

British Sky Broadcasting          Baa3       3,000,000                       2,785,680
Group PLC 7.3% 10/15/06

Continental Cablevision, Inc.     Baa2       875,000                         891,126
8.3% 5/15/06

Shaw Communications, Inc.         Baa2       1,475,000                       1,437,860
8.25% 4/11/10

                                                                             5,114,666

ENTERTAINMENT - 0.8%

Walt Disney Co. 7.3% 2/8/05       A2         4,000,000                       3,985,200

PUBLISHING - 1.0%

News America Holdings, Inc.       Baa3       2,765,000                       2,795,830
8.5% 2/15/05

Time Warner Entertainment Co.     Baa2       2,700,000                       2,568,402
LP 7.25% 9/1/08

                                                                             5,364,232

TOTAL MEDIA & LEISURE                                                        14,464,098

NONDURABLES - 0.7%

BEVERAGES - 0.5%

Seagram JE & Sons, Inc.           Baa3       2,635,000                       2,448,442
6.625% 12/15/05

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONDURABLES - CONTINUED

TOBACCO - 0.2%

RJ Reynolds Tobacco Holdings,     Baa2      $ 1,300,000                     $ 1,141,478
Inc. 7.375% 5/15/03

TOTAL NONDURABLES                                                            3,589,920

RETAIL & WHOLESALE - 1.0%

DRUG STORES - 0.4%

Rite Aid Corp.:

6.5% 12/15/05 (c)                 Caa1       4,905,000                       2,060,100

7.125% 1/15/07                    Caa1       650,000                         266,500

                                                                             2,326,600

GENERAL MERCHANDISE STORES -
0.3%

Federated Department Stores,      Baa1       1,375,000                       1,395,763
Inc. 8.5% 6/15/03

GROCERY STORES - 0.3%

Kroger Co. 6% 7/1/00              Baa3       1,480,000                       1,476,122

TOTAL RETAIL & WHOLESALE                                                     5,198,485

TECHNOLOGY - 0.4%

COMPUTERS & OFFICE EQUIPMENT
- 0.4%

Comdisco, Inc. 5.95% 4/30/02      Baa1       2,000,000                       1,922,020

TRANSPORTATION - 0.5%

AIR TRANSPORTATION - 0.5%

Continental Airlines, Inc.
pass thru trust certificates:

7.434% 3/15/06                    Baa1       435,000                         416,078

7.73% 9/15/12                     Baa1       175,736                         166,036

Delta Air Lines, Inc. 7.7%        Baa3       2,000,000                       1,910,400
12/15/05

                                                                             2,492,514

UTILITIES - 8.6%

CELLULAR - 1.3%

Cable & Wireless                  A2         3,760,000                       3,699,426
Communications PLC 6.375%
3/6/03

Vodafone AirTouch PLC 7.625%      A2         3,000,000                       2,988,090
2/15/05 (c)

                                                                             6,687,516

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

UTILITIES - CONTINUED

ELECTRIC UTILITY - 3.7%

Avon Energy Partners Holdings:

6.46% 3/4/08 (c)                  Baa2      $ 2,000,000                     $ 1,817,820

7.05% 12/11/07 (c)                Baa2       5,000,000                       4,713,600

DR Investments UK PLC yankee      A2         5,000,000                       4,927,200
7.1% 5/15/02 (c)

NSTAR Companies 8% 2/15/10        A2         2,400,000                       2,349,840

Philadelphia Electric Co.:

6.5% 5/1/03                       Baa1       1,000,000                       962,020

8% 4/1/02                         Baa1       2,600,000                       2,604,160

Texas Utilities Electric Co.      A3         1,475,000                       1,479,219
8% 6/1/02

                                                                             18,853,859

GAS - 1.1%

CMS Panhandle Holding Co.         Baa3       1,000,000                       929,200
6.125% 3/15/04

Enron Corp.:

6.5% 8/1/02                       Baa1       1,000,000                       972,150

9.875% 6/15/03                    Baa1       3,800,000                       4,008,848

                                                                             5,910,198

TELEPHONE SERVICES - 2.5%

MCI WorldCom, Inc. 6.4%           A3         900,000                         854,757
8/15/05

Telecomunicaciones de Puerto
Rico, Inc.:

6.15% 5/15/02                     Baa2       3,650,000                       3,516,666

6.65% 5/15/06                     Baa2       1,330,000                       1,223,933

Teleglobe Canada, Inc.:

7.2% 7/20/09                      Baa1       3,745,000                       3,556,027

7.7% 7/20/29                      Baa1       1,000,000                       940,570

US West Communications 7.2%       A2         3,000,000                       2,938,770
11/1/04 (c)

                                                                             13,030,723

TOTAL UTILITIES                                                              44,482,296

TOTAL NONCONVERTIBLE BONDS                                                   242,577,268
(Cost $251,527,806)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 16.4%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 6.8%

Fannie Mae:

6.5% 8/15/04                      Aaa        3,000,000                       2,917,020

6.5% 4/29/09                      Aaa        19,100,000                      17,670,556

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Farm Credit Systems Financial     Aaa       $ 1,800,000                     $ 1,907,712
Assistance Corp. 9.375%
7/21/03

Freddie Mac:

6.25% 7/15/04                     Aaa        7,010,000                       6,757,009

6.875% 1/15/05                    Aaa        5,500,000                       5,420,910

Government Trust Certificates     Aaa        426,667                         434,416
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency) Class 2-E, 9.4%
5/15/02

                                                                             35,107,623

U.S. TREASURY OBLIGATIONS -
9.6%

U.S. Treasury Bonds:

12% 8/15/13                       Aaa        7,690,000                       10,276,993

14% 11/15/11                      Aaa        1,510,000                       2,085,446

U.S. Treasury Notes:

4% 10/31/00                       Aaa        11,800,000                      11,665,362

5.5% 5/31/03                      Aaa        700,000                         678,342

5.5% 2/15/08                      Aaa        9,765,000                       9,213,430

6.625% 4/30/02                    Aaa        4,800,000                       4,792,512

7.5% 11/15/01                     Aaa        6,190,000                       6,259,638

7.875% 8/15/01                    Aaa        4,500,000                       4,565,385

                                                                             49,537,108

TOTAL U.S. GOVERNMENT AND                                                    84,644,731
GOVERNMENT AGENCY OBLIGATIONS
(Cost $86,037,915)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 15.2%



FANNIE MAE - 10.7%

5.5% 9/1/10 to 5/1/11             Aaa        1,373,499                       1,278,654

6% 3/1/11 to 2/1/14               Aaa        12,151,000                      11,386,124

6.5% 10/1/27 to 2/1/30            Aaa        8,433,505                       7,879,656

7% 12/1/23 to 12/1/28             Aaa        3,031,325                       2,912,036

7.5% 8/1/17 to 6/1/29             Aaa        21,333,612                      20,905,255

8% 12/1/29 to 4/1/30              Aaa        1,399,860                       1,397,662

8% 5/1/30 (d)                     Aaa        5,000,000                       4,990,625

8.5% 6/1/11 to 9/1/25             Aaa        1,387,994                       1,405,819

9.5% 2/1/25                       Aaa        1,418,670                       1,492,256

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FANNIE MAE - CONTINUED

10% 1/1/20                        Aaa       $ 29,899                        $ 31,740

10.5% 7/1/11 to 8/1/20            Aaa        205,534                         221,354

11% 8/1/15                        Aaa        1,213,849                       1,309,439

12.5% 2/1/11 to 4/1/15            Aaa        54,891                          61,397

                                                                             55,272,017

FREDDIE MAC - 3.1%

8.5% 9/1/24 to 8/1/27             Aaa        1,323,920                       1,343,558

8.5% 5/1/30 (d)                   Aaa        13,820,000                      14,027,300

9.5% 1/1/17                       Aaa        14,151                          14,731

10% 4/1/06 to 8/1/10              Aaa        112,233                         115,110

10.25% 12/1/09                    Aaa        24,532                          25,560

10.5% 5/1/21                      Aaa        307,295                         328,855

11% 12/1/11                       Aaa        15,944                          16,877

11.5% 10/1/15                     Aaa        55,350                          59,563

11.75% 10/1/10                    Aaa        33,592                          35,885

                                                                             15,967,439

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 1.4%

6.5% 2/15/29                      Aaa        4,593,540                       4,302,125

7.5% 2/15/28 to 10/15/28          Aaa        314,116                         309,036

8% 2/15/02 to 6/15/25             Aaa        1,825,937                       1,840,614

8.5% 4/15/17 to 12/15/21          Aaa        378,711                         386,112

11% 8/20/15 to 8/20/19            Aaa        236,140                         254,951

                                                                             7,092,838

TOTAL U.S. GOVERNMENT AGENCY                                                 78,332,294
- MORTGAGE SECURITIES
(Cost $80,535,580)

ASSET-BACKED SECURITIES - 9.1%



American Express Credit           A1         1,100,000                       1,045,473
Account Master Trust 6.1%
12/15/06

Americredit Automobile            Aaa        4,000,000                       3,985,000
Receivables Trust 7.15%
8/15/04

Capital One Master Trust 7.1%     Aaa        4,000,000                       3,975,625
4/17/06

ASSET-BACKED SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)



Chase Manhattan Grantor Trust     A3        $ 150,356                       $ 149,087
6.76%  9/15/02

Chevy Chase Auto Receivables      Aaa        121,734                         120,507
Trust 6.6% 12/15/02

Citibank Credit Card Master       A1         10,000,000                      9,986,719
Trust I 6.45% 8/15/02

Conseco Finance                   Aaa        3,500,000                       3,455,430
Securitizations Corp. 7.3%
5/1/31

Contimortgage Home Equity         Aaa        439,402                         437,755
Loan Trust 6.26% 7/15/12

Discover Card Master Trust I      A2         2,000,000                       1,928,750
5.85% 11/16/04

Ford Credit Auto Owner Trust:

6.4% 12/15/02                     Baa2       590,000                         580,560

7.03% 11/15/03                    Aaa        332,000                         330,496

MBNA Master Credit Card Trust     Aaa        4,500,000                       4,493,672
II 7.35% 7/16/07

Orix Credit Alliance              Aaa        2,500,000                       2,485,156
Receivables Trust 7.12%
5/15/04

Premier Auto Trust 5.59%          Aaa        5,000,000                       4,817,150
2/9/04

Sears Credit Account Master       Aaa        5,100,000                       5,031,456
Trust II 7% 7/15/08

West Penn Funding LLC 6.81%       Aaa        4,500,000                       4,376,074
9/25/08

TOTAL ASSET-BACKED SECURITIES                                                47,198,910
(Cost $47,709,628)

COMMERCIAL MORTGAGE
SECURITIES - 4.2%



Commercial Mortgage Asset         Aaa        3,669,243                       3,617,644
Trust sequential pay Series
1999 C2 Class A1, 7.285%
12/17/07

CS First Boston Mortgage
Securities Corp.:

sequential pay Series             -          4,000,000                       3,752,500
1997-SPICE Class D, 7.332%
4/20/08

Series 1995-WF1 Class A-2,        AAA        3,000,126                       2,948,561
6.648% 12/21/27

Series 1998-FL1:

Class D, 6.4125% 12/10/00         A2         1,600,000                       1,585,500
(c)(e)

Class E, 6.7625% 1/10/13          Baa2       2,970,000                       2,941,228
(c)(e)

Equitable Life Assurance          A2         1,000,000                       971,445
Society of the United States
Series 174 Class C1, 7.52%
5/15/06 (c)

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

Heller Financial Commercial       Aaa       $ 3,669,741                     $ 3,676,049
Mortgage Asset Corp.
sequential pay Series
2000-PH1 Class A1, 7.715%
9/15/08

Thirteen Affiliates of            Aaa        2,500,000                       2,336,817
General Growth Properties,
Inc. sequential pay Series 1
Class A2, 6.602% 12/15/10 (c)

TOTAL COMMERCIAL MORTGAGE                                                    21,829,744
SECURITIES
(Cost $22,122,702)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (F) - 3.7%



Canadian Government 6.125%        Aa2        5,000,000                       4,895,000
7/15/02

Chile Republic 6.875% 4/28/09     Baa1       1,350,000                       1,226,475

Korean Republic yankee:

8.75% 4/15/03                     Baa2       550,000                         556,188

8.875% 4/15/08                    Baa2       2,000,000                       2,073,080

New Brunswick Province yankee     A1         2,250,000                       2,235,938
7.125% 10/1/02

Quebec Province 5.75% 2/15/09     A2         5,000,000                       4,429,950

United Mexican States 9.875%      Baa3       3,400,000                       3,512,200
2/1/10

TOTAL FOREIGN GOVERNMENT AND                                                 18,928,831
GOVERNMENT AGENCY OBLIGATIONS
(Cost $19,185,966)

SUPRANATIONAL OBLIGATIONS -
1.9%



Inter-American Development        Aaa        10,000,000                      9,585,500
Bank yankee 6.29% 7/16/27
(Cost $9,937,100)


CASH EQUIVALENTS - 6.9%

                                             MATURITY AMOUNT                 VALUE (NOTE 1)

Investments in repurchase                    $ 35,427,282                    $ 35,410,000
agreements (U.S. Government
Obligations), in a joint
trading account at 5.86%,
dated 4/28/00 due 5/1/00
(Cost $35,410,000)

TOTAL INVESTMENT PORTFOLIO -                                                  538,507,278
104.5%
(Cost $552,466,697)

NET OTHER ASSETS - (4.5)%                                                    (23,106,622)

NET ASSETS - 100%                                                           $ 515,400,656


LEGEND

(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $33,610,622 or 6.5% of net assets.

(d) Security purchased on a delayed delivery or when-issued basis.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        70.7%      AAA, AA, A    60.9%

Baa               20.5%      BBB           21.5%

Ba                0.5%       BB            1.7%

B                 0.0%       B             0.4%

Caa               0.4%       CCC           0.0%

Ca, C             0.0%       CC, C         0.0%

                             D             0.0%

The percentage not rated by Moody's or S&P amounted to 0.7%.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America     86.7%

United Kingdom                4.9

Canada                        3.3

Multi-National                1.9

Japan                         1.1

Others (individually less     2.1
than 1%)

                            100.0%

INCOME TAX INFORMATION

At April 30, 2000, the aggregate cost of investment securities for income tax purposes was $552,466,697. Net unrealized depreciation aggregated $13,959,419, of which $249,510 related to appreciated investment securities and $14,208,929 related to depreciated investment securities.

At October 31, 1999, the fund had a capital loss carryforward of approximately $14,756,000 of which $9,361,000, $1,410,000 and
$3,985,000 will expire on October 31, 2004, 2005 and 2007,
respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                            APRIL 30, 2000

ASSETS

Investment in securities, at                  $ 538,507,278
value (including repurchase
agreements of $35,410,000)
(cost $552,466,697) - See
accompanying schedule

Cash                                           15,457

Receivable for investments                     8,242,637
sold

Receivable for fund shares                     1,354,327
sold

Interest receivable                            8,326,394

 TOTAL ASSETS                                  556,446,093

LIABILITIES

Payable for investments         $ 13,658,514
purchased Regular delivery

 Delayed delivery                19,162,238

Payable for fund shares          1,735,822
redeemed

Distributions payable            324,852

Accrued management fee           184,037

Distribution fees payable        130,524

Other payables and accrued       127,250
expenses

Collateral on securities         5,722,200
loaned, at value

 TOTAL LIABILITIES                             41,045,437

NET ASSETS                                    $ 515,400,656

Net Assets consist of:

Paid in capital                               $ 553,364,640

Distributions in excess of                     (1,159,576)
net investment income

Accumulated undistributed net                  (22,844,989)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                    (13,959,419)
(depreciation) on investments

NET ASSETS                                    $ 515,400,656

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                           APRIL 30, 2000

CALCULATION OF MAXIMUM             $10.12
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per   share
($34,490,226 (divided by)
3,408,705 shares)

Maximum offering price per         $10.51
share (100/96.25 of $10.12)

CLASS T: NET ASSET VALUE and       $10.12
redemption price per   share
($302,764,791 (divided by)
29,911,239 shares)

Maximum offering price per         $10.41
share (100/97.25 of $10.12)

CLASS B: NET ASSET VALUE and       $10.11
offering price per   share
($64,616,445 (divided by)
6,391,219 shares) A

CLASS C: NET ASSET VALUE and       $10.11
offering price per   share
($16,656,866 (divided by)
1,647,703 shares) A

INSTITUTIONAL CLASS: NET           $10.13
ASSET VALUE, offering price
and redemption price per
share ($96,872,328 (divided
by) 9,560,244 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                             SIX MONTHS ENDED APRIL 30,
                                                   2000

INVESTMENT INCOME                          $ 18,518,357
Interest

Security lending                            40,422

 Total income                               18,558,779

EXPENSES

Management fee                $ 1,154,977

Transfer agent fees            549,408

Distribution fees              792,338

Accounting and security        80,185
lending fees

Non-interested trustees'       824
compensation

Custodian fees and expenses    22,138

Registration fees              43,907

Audit                          20,814

Legal                          4,985

Miscellaneous                  2,399

 Total expenses before         2,671,975
reductions

 Expense reductions            (173)        2,671,802

NET INVESTMENT INCOME                       15,886,977

REALIZED AND UNREALIZED GAIN                (7,914,574)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                    (2,240,407)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                             (10,154,981)

NET INCREASE (DECREASE) IN                 $ 5,731,996
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED APRIL 30, 2000  YEAR ENDED OCTOBER 31, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 15,886,977                     $ 30,133,116
income

 Net realized gain (loss)       (7,914,574)                      (4,437,550)

 Change in net unrealized       (2,240,407)                      (20,620,170)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     5,731,996                        5,075,396
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (15,680,507)                     (29,409,259)
from net investment income

Share transactions - net        (51,391,068)                     91,347,340
increase (decrease)

  TOTAL INCREASE (DECREASE)     (61,339,579)                     67,013,477
IN NET ASSETS

NET ASSETS

 Beginning of period            576,740,235                      509,726,758

 End of period (including      $ 515,400,656                    $ 576,740,235
distributions in excess of
net investment income of
$1,159,576 and  $1,366,046,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                               SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                               (UNAUDITED)                      1999                     1998 H      1997 I    1996 G

SELECTED PER-SHARE DATA

Net asset value,  beginning    $ 10.300                         $ 10.770                 $ 10.560    $ 10.590  $ 10.350
of period

Income from Investment
Operations

Net investment income D         .303                             .580                     .537        .615      .159

Net realized and  unrealized    (.178)                           (.474)                   .207        (.023)    .235
gain (loss)

Total from investment           .125                             .106                     .744        .592      .394
operations

Less Distributions

From net investment income      (.305)                           (.576)                   (.534)      (.622)    (.154)

Net asset value,  end of       $ 10.120                         $ 10.300                 $ 10.770    $ 10.560  $ 10.590
period

TOTAL RETURN B, C               1.23%                            1.00%                    7.21%       5.81%     3.83%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 34,490                         $ 22,628                 $ 8,217     $ 3,819   $ 687
(000 omitted)

Ratio of expenses to  average   .86% A                           .87%                     .90% A, E   .90% E    .90% A, E
net assets

Ratio of expenses to  average   .86% A                           .86% F                   .90% A      .90%      .90% A
net assets after expense
reductions

Ratio of net investment         6.03% A                          5.58%                    5.51% A     5.93%     6.45% A
income to average net assets

Portfolio turnover rate         188% A                           138%                     176% A      138%      200%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996
H ELEVEN MONTHS ENDED OCTOBER 31
I YEAR ENDED NOVEMBER 30

 FINANCIAL HIGHLIGHTS - CLASS T  SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999                     1998 G     1997 H     1996 H

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.310                         $ 10.770                 $ 10.560   $ 10.610   $ 10.760
period

Income from Investment
Operations

Net investment income             .301 D                           .576 D                   .537 D     .625 D     .671 D

Net realized and unrealized       (.192)                           (.473)                   .201       (.058)     (.147)
gain (loss)

Total from investment             .109                             .103                     .738       .567       .524
operations

Less Distributions

From net investment income        (.299)                           (.563)                   (.528)     (.617)     (.674)

In excess of net investment       -                                -                        -          -          -
income

Total distributions               (.299)                           (.563)                   (.528)     (.617)     (.674)

Net asset value, end of period   $ 10.120                         $ 10.310                 $ 10.770   $ 10.560   $ 10.610

TOTAL RETURN B, C                 1.07%                            .98%                     7.15%      5.56%      5.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 302,765                        $ 315,350                $ 287,734  $ 278,869  $ 262,103
(000 omitted)

Ratio of expenses to average      .97% A                           .97%                     .98% A     .96%       .97%
net assets

Ratio of expenses to average      .97% A                           .97%                     .98% A     .96%       .96% F
net assets after expense
reductions

Ratio of net investment           5.92% A                          5.48%                    5.48% A    5.97%      6.38%
income to average  net assets

Portfolio turnover rate           188% A                           138%                     176% A     138%       200%



 FINANCIAL HIGHLIGHTS - CLASS T  YEARS ENDED OCTOBER 31,

                                 1995 H     1994 H

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.260   $ 11.140
period

Income from Investment
Operations

Net investment income             .649       .609

Net realized and unrealized       .491       (.876)
gain (loss)

Total from investment             1.140      (.267)
operations

Less Distributions

From net investment income        (.640)     (.555)

In excess of net investment       -          (.058)
income

Total distributions               (.640)     (.613)

Net asset value, end of period   $ 10.760   $ 10.260

TOTAL RETURN B, C                 11.43%     (2.44)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 228,439  $ 141,866
(000 omitted)

Ratio of expenses to average      .94% E     1.02% E
net assets

Ratio of expenses to average      .94%       1.02%
net assets after expense
reductions

Ratio of net investment           6.20%      6.04%
income to average  net assets

Portfolio turnover rate           189%       68%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G ELEVEN MONTHS ENDED OCTOBER 31
H YEAR ENDED NOVEMBER 30
SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

 FINANCIAL HIGHLIGHTS - CLASS B  SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999                     1998 G       1997 H    1996 H

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.300                         $ 10.760                 $ 10.540     $ 10.590  $ 10.750
period

Income from Investment
Operations

Net investment income             .267 D                           .506 D                   .468 D       .551 D    .597 D

Net realized and unrealized       (.192)                           (.467)                   .214         (.057)    (.153)
gain (loss)

Total from investment             .075                             .039                     .682         .494      .444
operations

Less Distributions

From net investment income        (.265)                           (.499)                   (.462)       (.544)    (.604)

In excess of net investment       -                                -                        -            -         -
income

Total distributions               (.265)                           (.499)                   (.462)       (.544)    (.604)

Net asset value, end of period   $ 10.110                         $ 10.300                 $ 10.760     $ 10.540  $ 10.590

TOTAL RETURN B, C                 .74%                             .37%                     6.60%        4.83%     4.32%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 64,616                         $ 64,532                 $ 39,657     $ 22,201  $ 18,972
(000 omitted)

Ratio of expenses to average      1.61% A                          1.61%                    1.65% A, E   1.65% E   1.66% E
net assets

Ratio of net investment           5.27% A                          4.83%                    4.79% A      5.27%     5.69%
income to average net assets

Portfolio turnover rate           188% A                           138%                     176% A       138%      200%



 FINANCIAL HIGHLIGHTS - CLASS B  YEARS ENDED OCTOBER 31,

                                 1995 H    1994 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.250  $ 10.430
period

Income from Investment
Operations

Net investment income             .579      .204

Net realized and unrealized       .483      (.178)
gain (loss)

Total from investment             1.062     .026
operations

Less Distributions

From net investment income        (.562)    (.187)

In excess of net investment       -         (.019)
income

Total distributions               (.562)    (.206)

Net asset value, end of period   $ 10.750  $ 10.250

TOTAL RETURN B, C                 10.62%    .24%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 15,830  $ 3,156
(000 omitted)

Ratio of expenses to average      1.70% E   1.65% A, E
net assets

Ratio of net investment           5.44%     5.42% A
income to average net assets

Portfolio turnover rate           189%      68%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994
G ELEVEN MONTHS ENDED OCTOBER 31
H YEAR ENDED NOVEMBER 30
SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999                     1998 H       1997 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.290                         $ 10.760                 $ 10.560     $ 10.570
period

Income from Investment
Operations

Net investment income D           .263                             .492                     .453         .031

Net realized and unrealized       (.182)                           (.472)                   .199         (.005)
gain (loss)

Total from investment             .081                             .020                     .652         .026
operations

Less Distributions

From net investment income        (.261)                           (.490)                   (.452)       (.036)

Net asset value, end of period   $ 10.110                         $ 10.290                 $ 10.760     $ 10.560

TOTAL RETURN B, C                 .80%                             .19%                     6.30%        .25%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 16,657                         $ 17,099                 $ 6,100      $ 160
(000 omitted)

Ratio of expenses to average      1.69% A                          1.71%                    1.75% A, E   1.75% A, E
net assets

Ratio of expenses to average      1.69% A                          1.71%                    1.75% A      1.73% A, F
net assets after expense
reductions

Ratio of net investment           5.19% A                          4.73%                    4.67% A      4.42% A
income to average net assets

Portfolio turnover rate           188% A                           138%                     176% A       138%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997
H ELEVEN MONTHS ENDED OCTOBER 31

 FINANCIAL HIGHLIGHTS -          SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,
INSTITUTIONAL CLASS

                                 (UNAUDITED)                      1999                     1998 F     1997 G     1996 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.310                         $ 10.780                 $ 10.570   $ 10.620   $ 10.770
period

Income from Investment
Operations

Net investment income             .319 D                           .610 D                   .566 D     .658 D     .705 D

Net realized and unrealized       (.186)                           (.485)                   .201       (.060)     (.151)
gain (loss)

Total from investment             .133                             .125                     .767       .598       .554
operations

Less Distributions

From net investment income        (.313)                           (.595)                   (.557)     (.648)     (.704)

In excess of net investment       -                                -                        -          -          -
income

Total distributions               (.313)                           (.595)                   (.557)     (.648)     (.704)

Net asset value, end of period   $ 10.130                         $ 10.310                 $ 10.780   $ 10.570   $ 10.620

TOTAL RETURN B, C                 1.31%                            1.19%                    7.44%      5.86%      5.40%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 96,872                         $ 157,131                $ 168,019  $ 177,427  $ 211,866
(000 omitted)

Ratio of expenses to average      .65% A                           .66%                     .68% A     .67%       .66%
net assets

Ratio of net investment           6.24% A                          5.78%                    5.78% A    6.27%      6.69%
income to average net assets

Portfolio turnover rate           188% A                           138%                     176% A     138%       200%



 FINANCIAL HIGHLIGHTS -          YEARS ENDED OCTOBER 31,
INSTITUTIONAL CLASS

                                 1995 G     1994 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.270   $ 11.160
period

Income from Investment
Operations

Net investment income             .671       .602

Net realized and unrealized       .499       (.833)
gain (loss)

Total from investment             1.170      (.231)
operations

Less Distributions

From net investment income        (.670)     (.597)

In excess of net investment       -          (.062)
income

Total distributions               (.670)     (.659)

Net asset value, end of period   $ 10.770   $ 10.270

TOTAL RETURN B, C                 11.73%     (2.10)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 208,861  $ 172,122
(000 omitted)

Ratio of expenses to average      .67% E     .61%
net assets

Ratio of net investment           6.47%      6.45%
income to average net assets

Portfolio turnover rate           189%       68%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F ELEVEN MONTHS ENDED OCTOBER 31
G YEAR ENDED NOVEMBER 30
SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Intermediate Bond (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

2. OPERATING POLICIES - CONTINUED

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $485,031,010 and $511,909,462, respectively, of which U.S. government and government agency obligations aggregated $264,210,414 and $384,229,555, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 19,700     $ 25

CLASS T    387,226      8,156

CLASS B    298,609      216,230

CLASS C    86,803       55,236

          $ 792,338    $ 279,647

SALES LOAD. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within three years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 3% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 49,509     $ 21,455

CLASS T    51,159       20,092

CLASS B    82,160       82,160*

CLASS C    4,996        4,996*

          $ 187,824    $ 128,703

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS*

CLASS A                $ 27,778   .21

CLASS T                 339,597   .22

CLASS B                 70,888    .21

CLASS C                 16,819    .19

INSTITUTIONAL CLASS     94,326    .16

                       $ 549,408

* ANNUALIZED

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. INTERFUND LENDING PROGRAM.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $17,693,375. The weighted average interest rate was 5.89%. Interest earned from the interfund lending program amounted to $23,165 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

6. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $5,610,000. The fund received cash collateral of $5,722,200 which was invested in cash equivalents.

7. EXPENSE REDUCTIONS.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $173 under this arrangement.

8. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:


                            SIX MONTHS ENDED APRIL 30,  YEAR ENDED
                                                        OCTOBER 31,

                            2000                        1999

FROM NET INVESTMENT INCOME

Class A                     $ 784,582                   $ 868,429

Class T                      9,040,635                   16,224,315

Class B                      1,726,725                   2,508,941

Class C                      443,749                     528,467

Institutional Class          3,684,816                   9,279,107

Total                       $ 15,680,507                $ 29,409,259

9. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods were as follows:

                                SHARES                                              DOLLARS

                                SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,  SIX MONTHS ENDED APRIL 30,

                                2000                        1999                    2000



CLASS A Shares sold              2,797,965                   3,357,531              $ 28,556,714

Reinvestment of distributions    70,508                      72,714                  717,441

Shares redeemed                  (1,656,066)                 (1,997,004)             (16,895,887)

Net increase (decrease)          1,212,407                   1,433,241              $ 12,378,268

CLASS T Shares sold              8,066,494                   17,948,549             $ 82,335,104

Reinvestment of distributions    803,061                     1,383,474               8,178,673

Shares redeemed                  (9,551,028)                 (15,455,120)            (97,434,426)

Net increase (decrease)          (681,473)                   3,876,903              $ (6,920,649)

CLASS B Shares sold              1,985,059                   4,797,807              $ 20,279,776

Reinvestment of distributions    138,684                     191,805                 1,410,565

Shares redeemed                  (2,000,550)                 (2,406,744)             (20,380,255)

Net increase (decrease)          123,193                     2,582,868              $ 1,310,086

CLASS C Shares sold              748,996                     1,681,953              $ 7,647,720

Reinvestment of distributions    31,975                      38,404                  325,233

Shares redeemed                  (794,275)                   (626,095)               (8,085,233)

Net increase (decrease)          (13,304)                    1,094,262              $ (112,280)

INSTITUTIONAL CLASS Shares       1,018,444                   5,199,325              $ 10,412,769
sold

Reinvestment of distributions    177,591                     401,855                 1,810,400

Shares redeemed                  (6,870,051)                 (5,956,114)             (70,269,662)

Net increase (decrease)          (5,674,016)                 (354,934)              $ (58,046,493)



                                DOLLARS

                                YEAR ENDED OCTOBER 31,

                                1999



CLASS A Shares sold             $ 35,356,066

Reinvestment of distributions    761,419

Shares redeemed                  (20,973,090)

Net increase (decrease)         $ 15,144,395

CLASS T Shares sold             $ 189,451,401

Reinvestment of distributions    14,555,972

Shares redeemed                  (162,894,381)

Net increase (decrease)         $ 41,112,992

CLASS B Shares sold             $ 50,576,586

Reinvestment of distributions    2,011,162

Shares redeemed                  (25,318,778)

Net increase (decrease)         $ 27,268,970

CLASS C Shares sold             $ 17,687,270

Reinvestment of distributions    402,151

Shares redeemed                  (6,595,292)

Net increase (decrease)         $ 11,494,129

INSTITUTIONAL CLASS Shares      $ 54,855,022
sold

Reinvestment of distributions    4,235,018

Shares redeemed                  (62,763,186)

Net increase (decrease)         $ (3,673,146)


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Money
Management, Inc.
Fidelity Investments Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Dwight D. Churchill, Vice President
David L. Murphy, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Michael Cook
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant(registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

LTBI-SANN-0600  103603
1.704557.102

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
INTERMEDIATE MUNICIPAL INCOME  FUND - CLASS A, CLASS T, CLASS B
AND CLASS C

SEMIANNUAL REPORT
APRIL 30, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             19  The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    22  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           23  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  30  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 39  Notes to the financial
                          statements.

PROXY VOTING RESULTS  47

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

New indicators of accelerating inflation led to a sharp downturn in equity markets, as the Dow Jones Industrial Average, NASDAQ and S&P 500(Registered trademark) each suffered its worst single-session point decline in history on April 14. Volatility ruled the remainder of the month, with equity markets experiencing both strong rallies and broad sell-offs. Inflation-sensitive Treasuries experienced similar volatility, as prices for the bellwether 10-year note edged lower throughout the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after September 3, 1996. Returns between September 10, 1992 (the date Class T shares were first offered) and September 3, 1996 are those of Class T shares and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT MUNICIPAL     1.87%          -0.50%       27.20%        75.12%
INCOME - CL A

FIDELITY ADV INT MUNICIPAL     -1.95%         -4.23%       22.43%        68.55%
INCOME - CL A   (INCL. 3.75%
SALES CHARGE)

LB 1-17 Year Municipal Bond    2.20%          0.34%        32.12%        n/a

Intermediate Municipal Debt    1.65%          -1.17%       25.91%        80.42%
Funds Average


CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Lehman Brothers 1-17 Year Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities between one and 17 years. To measure how Class A's performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 130 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT MUNICIPAL     -0.50%       4.93%         5.76%
INCOME - CL A

FIDELITY ADV INT MUNICIPAL     -4.23%       4.13%         5.36%
INCOME - CL A   (INCL. 3.75%
SALES CHARGE)

LB 1-17 Year Municipal Bond    0.34%        5.73%         n/a

Intermediate Municipal Debt    -1.17%       4.71%         6.07%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Int Muni Inc -CL A       LB Municipal Bond
             00262                       LB015
  1990/04/30       9625.00                    10000.00
  1990/05/31       9800.48                    10218.30
  1990/06/30       9881.63                    10308.12
  1990/07/31      10000.88                    10459.65
  1990/08/31       9942.73                    10307.77
  1990/09/30       9969.36                    10313.65
  1990/10/31      10080.85                    10500.74
  1990/11/30      10241.69                    10711.91
  1990/12/31      10269.33                    10758.51
  1991/01/31      10384.00                    10902.88
  1991/02/28      10478.54                    10997.74
  1991/03/31      10485.58                    11001.70
  1991/04/30      10580.63                    11148.02
  1991/05/31      10665.39                    11247.13
  1991/06/30      10671.87                    11235.99
  1991/07/31      10778.77                    11372.85
  1991/08/31      10864.89                    11522.63
  1991/09/30      10931.49                    11672.65
  1991/10/31      11048.88                    11777.71
  1991/11/30      11076.72                    11810.57
  1991/12/31      11259.76                    12064.02
  1992/01/31      11338.42                    12091.53
  1992/02/29      11351.42                    12095.40
  1992/03/31      11308.02                    12099.87
  1992/04/30      11387.11                    12207.56
  1992/05/31      11512.01                    12351.24
  1992/06/30      11663.09                    12558.50
  1992/07/31      11914.27                    12935.00
  1992/08/31      11826.18                    12808.88
  1992/09/30      11937.98                    12892.65
  1992/10/31      11853.04                    12765.92
  1992/11/30      12069.62                    12994.56
  1992/12/31      12084.20                    13127.23
  1993/01/31      12221.60                    13279.90
  1993/02/28      12560.93                    13760.24
  1993/03/31      12436.33                    13614.79
  1993/04/30      12523.80                    13752.16
  1993/05/31      12576.51                    13829.45
  1993/06/30      12709.06                    14060.26
  1993/07/31      12723.50                    14078.68
  1993/08/31      12957.60                    14371.80
  1993/09/30      13091.65                    14535.50
  1993/10/31      13103.94                    14563.55
  1993/11/30      13001.79                    14435.24
  1993/12/31      13223.94                    14739.97
  1994/01/31      13346.63                    14908.30
  1994/02/28      13013.38                    14522.18
  1994/03/31      12504.93                    13930.83
  1994/04/30      12615.62                    14048.97
  1994/05/31      12728.53                    14170.77
  1994/06/30      12637.05                    14084.19
  1994/07/31      12813.13                    14342.35
  1994/08/31      12861.57                    14391.98
  1994/09/30      12717.53                    14180.70
  1994/10/31      12524.15                    13928.85
  1994/11/30      12250.48                    13677.02
  1994/12/31      12472.23                    13978.05
  1995/01/31      12786.09                    14377.54
  1995/02/28      13110.54                    14795.64
  1995/03/31      13253.95                    14965.64
  1995/04/30      13250.15                    14983.30
  1995/05/31      13552.77                    15461.42
  1995/06/30      13479.96                    15326.91
  1995/07/31      13567.70                    15472.21
  1995/08/31      13751.09                    15668.39
  1995/09/30      13838.94                    15767.57
  1995/10/31      13986.55                    15996.84
  1995/11/30      14147.71                    16262.22
  1995/12/31      14242.79                    16418.50
  1996/01/31      14337.82                    16542.46
  1996/02/29      14290.98                    16430.80
  1996/03/31      14150.34                    16220.82
  1996/04/30      14105.16                    16174.91
  1996/05/31      14103.64                    16168.44
  1996/06/30      14212.49                    16344.51
  1996/07/31      14323.39                    16493.25
  1996/08/31      14322.37                    16489.29
  1996/09/30      14448.16                    16720.14
  1996/10/31      14589.51                    16909.25
  1996/11/30      14842.54                    17218.69
  1996/12/31      14786.54                    17146.37
  1997/01/31      14829.21                    17178.77
  1997/02/28      14952.98                    17336.47
  1997/03/31      14777.49                    17105.38
  1997/04/30      14889.81                    17248.55
  1997/05/31      15047.99                    17507.97
  1997/06/30      15205.25                    17694.43
  1997/07/31      15584.02                    18184.57
  1997/08/31      15449.84                    18014.18
  1997/09/30      15623.31                    18228.00
  1997/10/31      15710.70                    18345.21
  1997/11/30      15795.29                    18453.08
  1997/12/31      15972.28                    18722.31
  1998/01/31      16104.44                    18915.52
  1998/02/28      16095.93                    18921.20
  1998/03/31      16108.07                    18937.85
  1998/04/30      16043.91                    18852.44
  1998/05/31      16254.25                    19150.87
  1998/06/30      16310.67                    19226.33
  1998/07/31      16324.03                    19274.59
  1998/08/31      16550.83                    19572.38
  1998/09/30      16730.26                    19816.25
  1998/10/31      16725.26                    19815.86
  1998/11/30      16764.62                    19885.41
  1998/12/31      16790.89                    19935.52
  1999/01/31      16990.66                    20172.55
  1999/02/28      16900.94                    20084.40
  1999/03/31      16897.34                    20112.32
  1999/04/30      16938.93                    20162.40
  1999/05/31      16852.56                    20045.66
  1999/06/30      16620.34                    19757.00
  1999/07/31      16677.76                    19828.91
  1999/08/31      16606.65                    19670.28
  1999/09/30      16647.78                    19678.35
  1999/10/31      16545.57                    19465.03
  1999/11/30      16701.91                    19672.14
  1999/12/31      16613.96                    19525.58
  2000/01/31      16577.74                    19440.65
  2000/02/29      16669.43                    19666.16
  2000/03/31      16914.52                    20096.06
  2000/04/28      16854.84                    19977.29
IMATRL PRASUN   SHR__CHT 20000430 20000518 125905 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Class A on April 30, 1990, and the current 3.75% sales charge was paid. As the chart shows, by April 30, 2000, the value of the investment would have grown to $16,855 - a 68.55% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $19,977 - a 99.77% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,                SEPTEMBER 3, 1996
                                                                                     (COMMENCEMENT OF SALE OF
                                                                                     CLASS A SHARES) TO OCTOBER 31,

                  2000                        1999                     1998   1997   1996

Dividend returns  2.17%                       3.98%                    4.37%  4.65%  0.75%

Capital returns   -0.30%                      -5.05%                   2.09%  3.03%  1.08%

Total returns     1.87%                       -1.07%                   6.46%  7.68%  1.83%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 2000  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share           3.40(cents)   21.80(cents)   43.31(cents)

Annualized dividend rate      4.06%         4.31%          4.23%

30-day annualized yield       4.32%         -              -

30-day annualized             6.75%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.18 over the past one month, $10.14 over the past six months and $10.24 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period.

It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 3.75% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield and tax-equivalent yield would have been 4.25% and 6.64%, respectively.

FIDELITY ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class T shares took place on September 10, 1992. Class T shares bear a 0.25% 12b-1 fee that is reflected in returns after September 10, 1992. Returns prior to that date are those of Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT MUNICIPAL     1.85%          -0.54%       26.91%        74.71%
INCOME - CL T

FIDELITY ADV INT MUNICIPAL     -0.95%         -3.27%       23.42%        69.91%
INCOME - CL T  (INCL. 2.75%
SALES CHARGE)

LB 1-17 Year Municipal Bond    2.20%          0.34%        32.12%        n/a

Intermediate Municipal Debt    1.65%          -1.17%       25.91%        80.42%
Funds Average


CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Lehman Brothers 1-17 Year Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities between one and 17 years. To measure how Class T's performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 130 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT MUNICIPAL     -0.54%       4.88%         5.74%
INCOME - CL T

FIDELITY ADV INT MUNICIPAL     -3.27%       4.30%         5.44%
INCOME - CL T  (INCL. 2.75%
SALES CHARGE)

LB 1-17 Year Municipal Bond    0.34%        5.73%         n/a

Intermediate Municipal Debt    -1.17%       4.71%         6.07%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Int Muni Inc -CL T       LB Municipal Bond
             00289                       LB015
  1990/04/30       9725.00                    10000.00
  1990/05/31       9902.31                    10218.30
  1990/06/30       9984.29                    10308.12
  1990/07/31      10104.78                    10459.65
  1990/08/31      10046.03                    10307.77
  1990/09/30      10072.94                    10313.65
  1990/10/31      10185.58                    10500.74
  1990/11/30      10348.09                    10711.91
  1990/12/31      10376.02                    10758.51
  1991/01/31      10491.88                    10902.88
  1991/02/28      10587.41                    10997.74
  1991/03/31      10594.52                    11001.70
  1991/04/30      10690.56                    11148.02
  1991/05/31      10776.20                    11247.13
  1991/06/30      10782.75                    11235.99
  1991/07/31      10890.75                    11372.85
  1991/08/31      10977.78                    11522.63
  1991/09/30      11045.06                    11672.65
  1991/10/31      11163.67                    11777.71
  1991/11/30      11191.81                    11810.57
  1991/12/31      11376.74                    12064.02
  1992/01/31      11456.22                    12091.53
  1992/02/29      11469.36                    12095.40
  1992/03/31      11425.50                    12099.87
  1992/04/30      11505.42                    12207.56
  1992/05/31      11631.61                    12351.24
  1992/06/30      11784.27                    12558.50
  1992/07/31      12038.06                    12935.00
  1992/08/31      11949.05                    12808.88
  1992/09/30      12062.01                    12892.65
  1992/10/31      11976.19                    12765.92
  1992/11/30      12195.02                    12994.56
  1992/12/31      12209.75                    13127.23
  1993/01/31      12348.58                    13279.90
  1993/02/28      12691.43                    13760.24
  1993/03/31      12565.54                    13614.79
  1993/04/30      12653.92                    13752.16
  1993/05/31      12707.17                    13829.45
  1993/06/30      12841.10                    14060.26
  1993/07/31      12855.69                    14078.68
  1993/08/31      13092.22                    14371.80
  1993/09/30      13227.66                    14535.50
  1993/10/31      13240.08                    14563.55
  1993/11/30      13136.87                    14435.24
  1993/12/31      13361.33                    14739.97
  1994/01/31      13485.30                    14908.30
  1994/02/28      13148.58                    14522.18
  1994/03/31      12634.86                    13930.83
  1994/04/30      12746.69                    14048.97
  1994/05/31      12860.78                    14170.77
  1994/06/30      12768.35                    14084.19
  1994/07/31      12946.25                    14342.35
  1994/08/31      12995.20                    14391.98
  1994/09/30      12849.66                    14180.70
  1994/10/31      12654.27                    13928.85
  1994/11/30      12377.75                    13677.02
  1994/12/31      12601.81                    13978.05
  1995/01/31      12918.93                    14377.54
  1995/02/28      13246.75                    14795.64
  1995/03/31      13391.65                    14965.64
  1995/04/30      13387.81                    14983.30
  1995/05/31      13693.58                    15461.42
  1995/06/30      13620.01                    15326.91
  1995/07/31      13708.67                    15472.21
  1995/08/31      13893.96                    15668.39
  1995/09/30      13982.72                    15767.57
  1995/10/31      14131.86                    15996.84
  1995/11/30      14294.70                    16262.22
  1995/12/31      14390.77                    16418.50
  1996/01/31      14486.79                    16542.46
  1996/02/29      14439.46                    16430.80
  1996/03/31      14297.36                    16220.82
  1996/04/30      14251.71                    16174.91
  1996/05/31      14250.17                    16168.44
  1996/06/30      14360.16                    16344.51
  1996/07/31      14472.21                    16493.25
  1996/08/31      14471.17                    16489.29
  1996/09/30      14597.22                    16720.14
  1996/10/31      14753.09                    16909.25
  1996/11/30      14993.12                    17218.69
  1996/12/31      14950.34                    17146.37
  1997/01/31      14977.66                    17178.77
  1997/02/28      15100.51                    17336.47
  1997/03/31      14921.91                    17105.38
  1997/04/30      15034.10                    17248.55
  1997/05/31      15207.20                    17507.97
  1997/06/30      15349.96                    17694.43
  1997/07/31      15730.98                    18184.57
  1997/08/31      15594.13                    18014.18
  1997/09/30      15767.99                    18228.00
  1997/10/31      15839.89                    18345.21
  1997/11/30      15924.03                    18453.08
  1997/12/31      16116.41                    18722.31
  1998/01/31      16248.38                    18915.52
  1998/02/28      16238.63                    18921.20
  1998/03/31      16249.60                    18937.85
  1998/04/30      16198.95                    18852.44
  1998/05/31      16394.63                    19150.87
  1998/06/30      16451.53                    19226.33
  1998/07/31      16480.46                    19274.59
  1998/08/31      16693.84                    19572.38
  1998/09/30      16874.85                    19816.25
  1998/10/31      16869.88                    19815.86
  1998/11/30      16909.64                    19885.41
  1998/12/31      16935.50                    19935.52
  1999/01/31      17136.87                    20172.55
  1999/02/28      17029.83                    20084.40
  1999/03/31      17041.39                    20112.32
  1999/04/30      17082.69                    20162.40
  1999/05/31      16994.89                    20045.66
  1999/06/30      16760.02                    19757.00
  1999/07/31      16817.32                    19828.91
  1999/08/31      16744.91                    19670.28
  1999/09/30      16785.70                    19678.35
  1999/10/31      16681.92                    19465.03
  1999/11/30      16838.81                    19672.14
  1999/12/31      16750.44                    19525.58
  2000/01/31      16713.27                    19440.65
  2000/02/29      16805.05                    19666.16
  2000/03/31      17051.39                    20096.06
  2000/04/28      16990.50                    19977.29
IMATRL PRASUN   SHR__CHT 20000430 20000518 132654 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Class T on April 30, 1990, and the current 2.75% sales charge was paid. As the chart shows, by April 30, 2000, the value of the investment would have grown to $16,991 - a 69.91% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $19,977 - a 99.77% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices,
for example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,

                  2000                        1999                      1998   1997   1996    1995

Dividend returns  2.15%                       3.94%                     4.32%  4.54%  4.59%   4.94%

Capital returns   -0.30%                      -5.05%                    2.18%  2.83%  -0.19%   6.74%

Total returns     1.85%                       -1.11%                    6.50%  7.37%  4.40%   11.68%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 2000  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share           3.36(cents)   21.60(cents)   42.86(cents)

Annualized dividend rate      4.02%         4.27%          4.19%

30-day annualized yield       4.31%         -              -

30-day annualized             6.73%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.17 over the past one month, $10.14 over the past six months and $10.24 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period.

It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 2.75% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield and tax-equivalent yield would have been 4.18% and 6.53%, respectively.

FIDELITY ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996) that is reflected in returns after June 30, 1994. Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T shares and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past six months, past one year, past five year and past 10 year total return figures are 3%, 3%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT MUNICIPAL     1.39%          -1.34%       22.41%        67.30%
INCOME - CL B

FIDELITY ADV INT MUNICIPAL     -1.59%         -4.19%       22.41%        67.30%
INCOME - CL B  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

LB 1-17 Year Municipal Bond    2.20%          0.34%        32.12%        n/a

Intermediate Municipal Debt    1.65%          -1.17%       25.91%        80.42%
Funds Average


CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Lehman Brothers 1-17 Year Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities between one and 17 years. To measure how Class B's performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 130 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED  APRIL 30, 2000   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT MUNICIPAL      -1.34%       4.13%         5.28%
INCOME - CL B

FIDELITY ADV INT MUNICIPAL      -4.19%       4.13%         5.28%
INCOME - CL B  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

LB 1-17 Year Municipal Bond     0.34%        5.73%         n/a

Intermediate Municipal Debt     -1.17%       4.71%         6.07%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Int Muni Inc -CL B       LB Municipal Bond
             00689                       LB015
  1990/04/30      10000.00                    10000.00
  1990/05/31      10182.32                    10218.30
  1990/06/30      10266.62                    10308.12
  1990/07/31      10390.52                    10459.65
  1990/08/31      10330.11                    10307.77
  1990/09/30      10357.78                    10313.65
  1990/10/31      10473.61                    10500.74
  1990/11/30      10640.71                    10711.91
  1990/12/31      10669.43                    10758.51
  1991/01/31      10788.57                    10902.88
  1991/02/28      10886.79                    10997.74
  1991/03/31      10894.11                    11001.70
  1991/04/30      10992.86                    11148.02
  1991/05/31      11080.93                    11247.13
  1991/06/30      11087.66                    11235.99
  1991/07/31      11198.72                    11372.85
  1991/08/31      11288.20                    11522.63
  1991/09/30      11357.39                    11672.65
  1991/10/31      11479.35                    11777.71
  1991/11/30      11508.28                    11810.57
  1991/12/31      11698.45                    12064.02
  1992/01/31      11780.17                    12091.53
  1992/02/29      11793.68                    12095.40
  1992/03/31      11748.59                    12099.87
  1992/04/30      11830.77                    12207.56
  1992/05/31      11960.53                    12351.24
  1992/06/30      12117.50                    12558.50
  1992/07/31      12378.46                    12935.00
  1992/08/31      12286.94                    12808.88
  1992/09/30      12403.09                    12892.65
  1992/10/31      12314.84                    12765.92
  1992/11/30      12539.86                    12994.56
  1992/12/31      12555.01                    13127.23
  1993/01/31      12697.77                    13279.90
  1993/02/28      13050.31                    13760.24
  1993/03/31      12920.86                    13614.79
  1993/04/30      13011.74                    13752.16
  1993/05/31      13066.50                    13829.45
  1993/06/30      13204.22                    14060.26
  1993/07/31      13219.22                    14078.68
  1993/08/31      13462.44                    14371.80
  1993/09/30      13601.71                    14535.50
  1993/10/31      13614.48                    14563.55
  1993/11/30      13508.35                    14435.24
  1993/12/31      13739.16                    14739.97
  1994/01/31      13866.63                    14908.30
  1994/02/28      13520.39                    14522.18
  1994/03/31      12992.14                    13930.83
  1994/04/30      13107.13                    14048.97
  1994/05/31      13224.45                    14170.77
  1994/06/30      13129.41                    14084.19
  1994/07/31      13299.24                    14342.35
  1994/08/31      13337.80                    14391.98
  1994/09/30      13165.83                    14180.70
  1994/10/31      12970.11                    13928.85
  1994/11/30      12677.85                    13677.02
  1994/12/31      12898.99                    13978.05
  1995/01/31      13213.85                    14377.54
  1995/02/28      13541.14                    14795.64
  1995/03/31      13680.46                    14965.64
  1995/04/30      13667.73                    14983.30
  1995/05/31      13970.79                    15461.42
  1995/06/30      13886.81                    15326.91
  1995/07/31      13981.85                    15472.21
  1995/08/31      14148.02                    15668.39
  1995/09/30      14230.06                    15767.57
  1995/10/31      14372.82                    15996.84
  1995/11/30      14528.74                    16262.22
  1995/12/31      14603.72                    16418.50
  1996/01/31      14707.98                    16542.46
  1996/02/29      14652.13                    16430.80
  1996/03/31      14486.02                    16220.82
  1996/04/30      14446.47                    16174.91
  1996/05/31      14422.86                    16168.44
  1996/06/30      14540.85                    16344.51
  1996/07/31      14646.09                    16493.25
  1996/08/31      14636.60                    16489.29
  1996/09/30      14756.26                    16720.14
  1996/10/31      14891.26                    16909.25
  1996/11/30      15140.30                    17218.69
  1996/12/31      15074.91                    17146.37
  1997/01/31      15109.55                    17178.77
  1997/02/28      15226.03                    17336.47
  1997/03/31      15037.64                    17105.38
  1997/04/30      15142.69                    17248.55
  1997/05/31      15293.87                    17507.97
  1997/06/30      15444.16                    17694.43
  1997/07/31      15804.02                    18184.57
  1997/08/31      15672.73                    18014.18
  1997/09/30      15839.07                    18228.00
  1997/10/31      15902.55                    18345.21
  1997/11/30      15978.51                    18453.08
  1997/12/31      16162.97                    18722.31
  1998/01/31      16286.79                    18915.52
  1998/02/28      16268.20                    18921.20
  1998/03/31      16270.25                    18937.85
  1998/04/30      16195.57                    18852.44
  1998/05/31      16397.65                    19150.87
  1998/06/30      16444.46                    19226.33
  1998/07/31      16447.46                    19274.59
  1998/08/31      16665.61                    19572.38
  1998/09/30      16836.08                    19816.25
  1998/10/31      16804.86                    19815.86
  1998/11/30      16833.97                    19885.41
  1998/12/31      16865.49                    19935.52
  1999/01/31      17055.99                    20172.55
  1999/02/28      16940.30                    20084.40
  1999/03/31      16941.76                    20112.32
  1999/04/30      16957.11                    20162.40
  1999/05/31      16859.76                    20045.66
  1999/06/30      16616.95                    19757.00
  1999/07/31      16663.95                    19828.91
  1999/08/31      16598.42                    19670.28
  1999/09/30      16613.12                    19678.35
  1999/10/31      16500.54                    19465.03
  1999/11/30      16646.48                    19672.14
  1999/12/31      16548.28                    19525.58
  2000/01/31      16501.68                    19440.65
  2000/02/29      16583.24                    19666.16
  2000/03/31      16800.22                    20096.06
  2000/04/28      16730.50                    19977.29
IMATRL PRASUN   SHR__CHT 20000430 20000518 132203 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Class B on April 30, 1990. As the chart shows, by April 30, 2000, the value of the investment would have been $16,730 - a 67.30% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $19,977 - a 99.77% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,

                  2000                        1999                      1998   1997   1996    1995

Dividend returns  1.78%                       3.24%                     3.58%  3.86%  3.90%   4.07%

Capital returns   -0.39%                      -5.05%                    2.09%  2.93%  -0.29%   6.74%

Total returns     1.39%                       -1.81%                    5.67%  6.79%  3.61%   10.81%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 2000  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share           2.78(cents)   18.03(cents)   35.65(cents)

Annualized dividend rate      3.33%         3.57%          3.48%

30-day annualized yield       3.74%         -              -

30-day annualized             5.84%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.16 over the past one month, $10.13 over the past six months and $10.23 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period.

It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield and tax-equivalent yield would have been 3.66% and 5.72%, respectively.

FIDELITY ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns between June 30, 1994 (the date Class B shares were first offered) and November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T shares and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns between November 3, 1997 and January 1, 1996 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year, past five year and past 10 year total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT MUNICIPAL     1.34%          -1.44%       22.20%        67.02%
INCOME - CL C

FIDELITY ADV INT MUNICIPAL     0.35%          -2.39%       22.20%        67.02%
INCOME - CL C  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

LB 1-17 Year Municipal Bond    2.20%          0.34%        32.12%        n/a

Intermediate Municipal Debt    1.65%          -1.17%       25.91%        80.42%
Funds Average


CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Lehman Brothers 1-17 Year Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities between one and 17 years. To measure how Class C's performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 130 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT MUNICIPAL     -1.44%       4.09%         5.26%
INCOME - CL C

FIDELITY ADV INT MUNICIPAL     -2.39%       4.09%         5.26%
INCOME - CL C  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

LB 1-17 Year Municipal Bond    0.34%        5.73%         n/a

Intermediate Municipal Debt    -1.17%       4.71%         6.07%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Int Muni Inc -CL C       LB Municipal Bond
             00525                       LB015
  1990/04/30      10000.00                    10000.00
  1990/05/31      10182.32                    10218.30
  1990/06/30      10266.62                    10308.12
  1990/07/31      10390.52                    10459.65
  1990/08/31      10330.11                    10307.77
  1990/09/30      10357.78                    10313.65
  1990/10/31      10473.61                    10500.74
  1990/11/30      10640.71                    10711.91
  1990/12/31      10669.43                    10758.51
  1991/01/31      10788.57                    10902.88
  1991/02/28      10886.79                    10997.74
  1991/03/31      10894.11                    11001.70
  1991/04/30      10992.86                    11148.02
  1991/05/31      11080.93                    11247.13
  1991/06/30      11087.66                    11235.99
  1991/07/31      11198.72                    11372.85
  1991/08/31      11288.20                    11522.63
  1991/09/30      11357.39                    11672.65
  1991/10/31      11479.35                    11777.71
  1991/11/30      11508.28                    11810.57
  1991/12/31      11698.45                    12064.02
  1992/01/31      11780.17                    12091.53
  1992/02/29      11793.68                    12095.40
  1992/03/31      11748.59                    12099.87
  1992/04/30      11830.77                    12207.56
  1992/05/31      11960.53                    12351.24
  1992/06/30      12117.50                    12558.50
  1992/07/31      12378.46                    12935.00
  1992/08/31      12286.94                    12808.88
  1992/09/30      12403.09                    12892.65
  1992/10/31      12314.84                    12765.92
  1992/11/30      12539.86                    12994.56
  1992/12/31      12555.01                    13127.23
  1993/01/31      12697.77                    13279.90
  1993/02/28      13050.31                    13760.24
  1993/03/31      12920.86                    13614.79
  1993/04/30      13011.74                    13752.16
  1993/05/31      13066.50                    13829.45
  1993/06/30      13204.22                    14060.26
  1993/07/31      13219.22                    14078.68
  1993/08/31      13462.44                    14371.80
  1993/09/30      13601.71                    14535.50
  1993/10/31      13614.48                    14563.55
  1993/11/30      13508.35                    14435.24
  1993/12/31      13739.16                    14739.97
  1994/01/31      13866.63                    14908.30
  1994/02/28      13520.39                    14522.18
  1994/03/31      12992.14                    13930.83
  1994/04/30      13107.13                    14048.97
  1994/05/31      13224.45                    14170.77
  1994/06/30      13129.41                    14084.19
  1994/07/31      13299.24                    14342.35
  1994/08/31      13337.80                    14391.98
  1994/09/30      13165.83                    14180.70
  1994/10/31      12970.11                    13928.85
  1994/11/30      12677.85                    13677.02
  1994/12/31      12898.99                    13978.05
  1995/01/31      13213.85                    14377.54
  1995/02/28      13541.14                    14795.64
  1995/03/31      13680.46                    14965.64
  1995/04/30      13667.73                    14983.30
  1995/05/31      13970.79                    15461.42
  1995/06/30      13886.81                    15326.91
  1995/07/31      13981.85                    15472.21
  1995/08/31      14148.02                    15668.39
  1995/09/30      14230.06                    15767.57
  1995/10/31      14372.82                    15996.84
  1995/11/30      14528.74                    16262.22
  1995/12/31      14603.72                    16418.50
  1996/01/31      14707.98                    16542.46
  1996/02/29      14652.13                    16430.80
  1996/03/31      14486.02                    16220.82
  1996/04/30      14446.47                    16174.91
  1996/05/31      14422.86                    16168.44
  1996/06/30      14540.85                    16344.51
  1996/07/31      14646.09                    16493.25
  1996/08/31      14636.60                    16489.29
  1996/09/30      14756.26                    16720.14
  1996/10/31      14891.26                    16909.25
  1996/11/30      15140.30                    17218.69
  1996/12/31      15074.91                    17146.37
  1997/01/31      15109.55                    17178.77
  1997/02/28      15226.03                    17336.47
  1997/03/31      15037.64                    17105.38
  1997/04/30      15142.69                    17248.55
  1997/05/31      15293.87                    17507.97
  1997/06/30      15444.16                    17694.43
  1997/07/31      15804.02                    18184.57
  1997/08/31      15672.73                    18014.18
  1997/09/30      15839.07                    18228.00
  1997/10/31      15902.55                    18345.21
  1997/11/30      15977.39                    18453.08
  1997/12/31      16160.74                    18722.31
  1998/01/31      16282.60                    18915.52
  1998/02/28      16263.20                    18921.20
  1998/03/31      16277.92                    18937.85
  1998/04/30      16201.83                    18852.44
  1998/05/31      16402.25                    19150.87
  1998/06/30      16431.55                    19226.33
  1998/07/31      16448.74                    19274.59
  1998/08/31      16649.77                    19572.38
  1998/09/30      16818.78                    19816.25
  1998/10/31      16801.66                    19815.86
  1998/11/30      16829.53                    19885.41
  1998/12/31      16859.64                    19935.52
  1999/01/31      17032.50                    20172.55
  1999/02/28      16931.54                    20084.40
  1999/03/31      16915.65                    20112.32
  1999/04/30      16945.38                    20162.40
  1999/05/31      16846.68                    20045.66
  1999/06/30      16602.81                    19757.00
  1999/07/31      16648.10                    19828.91
  1999/08/31      16581.16                    19670.28
  1999/09/30      16594.39                    19678.35
  1999/10/31      16480.49                    19465.03
  1999/11/30      16624.70                    19672.14
  1999/12/31      16525.86                    19525.58
  2000/01/31      16477.84                    19440.65
  2000/02/29      16557.86                    19666.16
  2000/03/31      16772.90                    20096.06
  2000/04/28      16701.99                    19977.29
IMATRL PRASUN   SHR__CHT 20000430 20000518 132941 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Class C on April 30, 1990. As the chart shows, by April 30, 2000, the value of the investment would have been $16,702 - a 67.02% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $19,977 - a 99.77% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,  NOVEMBER 3, 1997
                                                                      (COMMENCEMENT OF SALE OF
                                                                      CLASS C SHARES) TO OCTOBER
                                                                      31,

                  2000                        1999                    1998

Dividend returns  1.73%                       3.14%                   3.44%

Capital returns   -0.39%                      -5.05%                  2.38%

Total returns     1.34%                       -1.91%                  5.82%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 2000  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share           2.70(cents)   17.54(cents)   34.57(cents)

Annualized dividend rate      3.23%         3.47%          3.38%

30-day annualized yield       n/a           -              -

30-day annualized             n/a           -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the class for a set period. The annualized dividend rate is based on an average share price of $10.17 over the past one month, $10.14 over the past six months and $10.24 over the past one year. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Given the investment environment
for municipal bonds during the
six-month period ending April 30,
2000, it seemed almost unrealistic
to expect strong performance
from the sector. After all, there were
three interest-rate hikes by the
Federal Reserve Board in that time
frame. That's typically bad news for
munis, which are generally longer
in duration and, therefore, more
interest-rate sensitive than other
fixed-income sectors. Municipal
bonds also had to compete with
record-setting equity performance
and a strong rally in Treasuries
during the past six months. Yet
remarkably, the municipal bond
sector outperformed nearly every
segment of the fixed-income
market for the overall period. In fact,
through the first four months of 2000,
the Lehman Brothers Municipal Index
also outperformed most major U.S.
equity indexes, including the S&P
500(Registered trademark), the NASDAQ, and the Dow
Jones Industrial Average. For the
six months ending April 30, the
Lehman Brothers Municipal Bond
Index - an index of over 35,000
investment-grade, fixed-rate,
tax-exempt bonds - gained 2.63%.
That outpaced the overall
taxable-bond market return of
1.42%, as measured by the Lehman
Brothers Aggregate Bond Index.
Much of the municipal segment's
gains occurred in February and
March when muni yields rose above
6%, a fairly rare phenomenon. The
attractive yields that munis offered
prompted a powerful rush of retail
buying, which sparked a strong rally
in the sector.

(photograph of Norm Lind)

An interview with Norm Lind, Portfolio Manager of Fidelity Advisor Intermediate Municipal Income Fund

Q. HOW DID THE FUND PERFORM, NORM?

A. Rising interest rates and persistent inflation worries put pressure on municipal bonds. For the six-month period that ended April 30, 2000, the fund's Class A, Class T, Class B and Class C shares had total returns of 1.87%, 1.85%, 1.39% and 1.34%, respectively. To get a sense of how the fund did relative to its competitors, the intermediate municipal debt funds average returned 1.65% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers 1-17 Year Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 2.20% for the same six-month period. For the 12-month period that ended April 30, 2000, the fund's Class A, Class T, Class B and Class C shares returned -0.50%, -0.54%, -1.34% and -1.44%, respectively. For the same one-year period, the intermediate municipal debt funds average returned -1.17% and the Lehman Brothers index returned 0.34%.

Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE DURING THE PAST
SIX MONTHS?

A. The fund continued to benefit from its relatively large position in premium coupon bonds, which pay interest rates above prevailing market rates and trade at prices that are above the face - or par - value. The primary reason why I've favored them over the past several years is because their premium gives them DE MINIMIS protection. This protects certain premium bond gains from unfavorable tax treatment that can occur during particular market environments. As interest rates rose and bond prices fell, more and more bonds fell outside of DE MINIMIS and investors punished them accordingly by pushing their prices lower. As a result, the fund's focus on premium bonds meant that it avoided many of the poor-performing bonds that fell outside of DE MINIMIS. In addition, individual investors tend to shy away from premiums, so I'm often able to purchase them at attractive prices compared to similarly rated, comparable maturity bonds with coupons at or below prevailing rates.

Q. WHAT ELSE CONTRIBUTED TO THE FUND'S PERFORMANCE?

A. The fund benefited by owning few poor-performing zero coupon bonds, which don't pay interest but are sold below their face value. "Zeros" are especially sensitive to interest-rate changes and, as a result, fell out of favor and suffered more than interest-paying bonds when interest rates rose.

Q. WHICH BONDS WERE THE MOST DISAPPOINTING DURING THE PERIOD?

A. Health care bonds, which continued to be hurt by reduced Medicare and managed care payments, concerns about proposed federal health care legislation and uncertainty surrounding this year's U.S. presidential election, were probably the biggest disappointments. The fund's holdings in Texas ranked second among detractors from performance. When the state legislature broadened Texas-based insurance companies' ability to buy municipal bonds issued in other states, the demand for Texas munis weakened.

Q. WHERE DID YOU FIND ATTRACTIVE VALUES IN TERMS OF SECTORS OVER THE PAST SIX MONTHS?

A. I found compelling values among issuers that are less sensitive to the state of the economy - including those that provide essential services such as water, sewer and transportation. Given that more economically sensitive bonds - such as general obligation bonds - offered only a small amount of additional yield, there really wasn't any penalty for getting some measure of protection against a potential economic slowdown.

Q. WHAT'S AHEAD FOR THE MUNICIPAL MARKET?

A. As always, the direction of interest rates will be the main determinant of municipal bond performance. But supply and demand also will figure prominently. From that standpoint, the municipal market has improved over the past six months. Higher interest rates curtailed the supply of new issuance, and refundings - or refinancings - of existing debt have slowed. Also, rising interest rates temporarily pushed municipal bond yields above 6.00% in February and March, which attracted the attention of a lot of individual investors. With municipal bonds priced somewhat attractively relative to U.S. Treasury securities, demand could firm again and provide a relatively good technical backdrop for municipals.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: to provide high current
income exempt from federal
income tax, consistent with
the preservation of capital, by
investing normally in
investment-grade municipal
securities

START DATE: September 19,
1985

SIZE: as of April 30, 2000,
more than $58 million

MANAGER: Norm Lind, since
1998; joined Fidelity in
1986

NORM LIND ON MUNICIPAL
BOND BUYING STRATEGIES:

"At Fidelity, one of the key
strategies we use in managing
municipal bond funds is to
opportunistically purchase and
sell bonds of various maturities,
and the past six months provide a
useful example of our approach.
With the help of Fidelity's
research team, I initially found
value in bonds with maturities on
the shorter and longer end of the
intermediate-bond maturity
spectrum. Toward the end of 1999, I
sold some of the shorter and longer
maturities in favor of bonds in the
middle range between five and 10
years. Despite these shifts between
bonds of various maturities, I kept
the fund's duration - which
measures interest-rate sensitivity
- in line with the intermediate
municipal market as a whole, as
measured by the Lehman Brothers
1-17 Year Municipal Bond Index."

NOTE TO SHAREHOLDERS: At a
meeting on April 19, 2000,
shareholders voted to merge
Fidelity Advisor Intermediate
Municipal Income Fund into
Fidelity Advisor Municipal Income
Fund. The merger took place on
May 25, 2000.

INVESTMENT CHANGES


TOP FIVE STATES AS OF APRIL
30, 2000

                              % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                      MONTHS AGO

California                     12.2                    10.0

Texas                          11.3                    15.4

Washington                     10.2                    10.4

North Carolina                 7.1                     4.9

New York                       7.0                     8.4

TOP FIVE SECTORS AS OF APRIL
30, 2000

                              % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                      MONTHS AGO

Electric Utilities             25.7                    19.9

Education                      20.7                    22.6

General Obligations            17.6                    27.1

Health Care                    16.4                    13.5

Transportation                 4.0                     4.4

AVERAGE YEARS TO MATURITY AS
OF APRIL 30, 2000

                                                       6 MONTHS AGO

Years                          6.6                     7.2

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF APRIL 30, 2000

                                      6 MONTHS AGO

Years                           4.9   5.0

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION
(MOODY'S RATINGS)

AS OF APRIL 30, 2000

Aaa 52.2%
Aa, A 32.4%
Baa 11.9%
Ba and Below 1.5%
Short-term
Investments 2.0%

Row: 1, Col: 1, Value: 52.2
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 32.4
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 11.9
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 1.5
Row: 1, Col: 8, Value: 2.0

AS OF OCTOBER 31, 1999

Aaa 53.5%
Aa, A 34.2%
Baa 10.8%
Ba and Below 0.0%
Short-term
Investments 1.5%

Row: 1, Col: 1, Value: 53.5
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 34.2
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 10.8
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 1.5

WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P (registered trademark) RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.


INVESTMENTS APRIL 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets



MUNICIPAL BONDS - 97.0%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

ALASKA - 0.5%

Alaska Student Ln. Corp.          Aaa       $ 300,000                      $ 298,338
Student Ln. Rev. Series A,
5% 7/1/03 (AMBAC Insured) (e)

ARKANSAS - 1.5%

Arkansas Gen. Oblig. (Cap.        Aa2        1,000,000                      901,560
Appreciation) (College
Savings Prog.) Series A, 0%
6/1/02

CALIFORNIA - 12.2%

California Edl. Facilities        AAA        225,000                        218,849
Auth. Rev. Rfdg. (Chapman
Univ. Proj.) 5.375% 10/1/16
(AMBAC Insured)

California Health Facilities      A+         2,275,000                      2,277,207
Fing. Auth. Rev.  (Casa de
Las Campanas Proj.) Series
A, 5.375% 8/1/09

California Hsg. Fin. Agcy.        Aaa        1,000,000                      1,003,380
Rev. (Home Mtg. Prog.)
Series R, 5.35% 8/1/07 (MBIA
Insured) (e)

California Poll. Cont. Fing.      Ba1        500,000                        502,845
Auth. Resource Recovery Rev.
(Waste Mgmt., Inc. Proj.)
Series A, 7.15% 2/1/11 (e)

Los Angeles County Ctfs. of       A3         970,000                        769,026
Prtn. (Disney Parking Proj.)
0% 9/1/04

Sacramento Muni. Util.            Aaa        1,000,000                      1,025,110
District Elec. Rev. 5.45%
11/15/08 (FGIC Insured)

Sacramento Pwr. Auth.
Cogeneration Proj. Rev.:

6% 7/1/02                         BBB-       1,000,000                      1,018,320

6.5% 7/1/08                       BBB-       300,000                        319,314

                                                                            7,134,051

COLORADO - 1.6%

Arapaho County Cap. Impt.         Aaa        3,620,000                      568,883
Trust Fund Hwy. Rev. (Cap.
Appreciation) Series C, 0%
8/31/26 (Pre-Refunded to
8/31/05 @ 20.8626) (f)

Colorado Health Facilities        Ba1        400,000                        387,916
Auth. Rev. Rfdg. (Rocky
Mountain Adventist Proj.)
6.25% 2/1/04

                                                                            956,799

DISTRICT OF COLUMBIA - 0.9%

District of Columbia Redev.       Baa        500,000                        501,080
Land Agcy. Washington D.C.
Sports Arena Spl. Tax Rev.
5.4% 11/1/00

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

FLORIDA - 1.6%

Broward County Resource           A3        $ 435,000                      $ 448,920
Recovery Rev.  (SES Broward
Co. LP South Proj.) 7.95%
12/1/08

Jacksonville Port Auth. Rev.      Aaa        500,000                        514,260
Rfdg. 5.75% 11/1/09 (MBIA
Insured) (e)

                                                                            963,180

ILLINOIS - 2.8%

Chicago Midway Arpt. Rev.         Aaa        300,000                        311,322
Series B, 6% 1/1/09 (MBIA
Insured) (e)

Metro. Pier & Exposition
Auth. Dedicated Tax Rev.
(Cap. Appreciation):

Series A:

0% 6/15/09 (FGIC Insured)         Aaa        435,000                        264,480

0% 6/15/09 (FGIC Insured)         Aaa        65,000                         39,636
(Escrowed to Maturity) (f)

0% 6/15/00 (AMBAC Insured)        Aaa        1,000,000                      994,430

                                                                            1,609,868

IOWA - 2.6%

Iowa Student Ln. Liquidity        Aa1        1,500,000                      1,521,570
Corp. Student Ln. Rev.
Series A, 6.35% 3/1/01

KANSAS - 5.2%

Kansas Dev. Fin. Auth. Rev.
(Sisters of Charity
Leavenworth Health Svc. Co.
Proj.):

5.25% 12/1/09 (MBIA Insured)      Aaa        1,385,000                      1,361,732

5.25% 12/1/11 (MBIA Insured)      Aaa        1,750,000                      1,704,780

                                                                            3,066,512

LOUISIANA - 3.2%

Louisiana Pub. Facilities         Aaa        1,825,000                      1,849,054
Auth. Rev. Rfdg.  (Student
Ln. Prog.) Sr. Series A1,
6.2%  3/1/01

MASSACHUSETTS - 5.0%

Boston Gen. Oblig. Rev.           Aaa        250,000                        256,160
(Boston City Hosp. Proj.)
Series A, 7.625% 2/15/21
(Pre-Refunded to 8/15/00 @
101.666) (f)

Massachusetts Health & Edl.       Aaa        700,000                        689,178
Facilities Auth. Rev. Rfdg.
(Fairview Extended Care
Proj.) Series B, 4.55%
1/1/21 (MBIA Insured)

Massachusetts Ind. Fin. Agcy.     A1         1,600,000                      1,427,440
Rev.  (Cap. Appreciation)
(Massachusetts Biomedical
Research Corp. Proj.) Series
A1, 0% 8/1/02

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Tpk. Auth.          Aaa       $ 550,000                      $ 545,820
Western Tpk. Rev. Series A,
5.55% 1/1/17 (MBIA Insured)

Massachusetts Wtr. Poll.          Aa1        10,000                         9,704
Abatement Trust Wtr. Poll.
Abatement Rev. (MWRA Ln.
Prog.)  Series A, 5.25%
8/1/14

                                                                            2,928,302

MICHIGAN - 3.1%

Michigan Hosp. Fin. Auth.
Rev. Rfdg.:

(McLaren Health Care Corp.        A1         2,000,000                      1,634,900
Proj.) Series A, 5% 6/1/19

(Mercy Health Svcs. Proj.)        Aa3        200,000                        202,820
Series S, 5.75% 8/15/05

                                                                            1,837,720

MINNESOTA - 0.6%

Minneapolis Gen. Oblig. (Cap.     Aaa        200,000                        176,314
Appreciation) Series B, 0%
12/1/02

Minnesota Higher Ed.              Aa3        200,000                        201,248
Facilities Auth. Rev.
(MacAlester College Proj.)
Series 4C, 5.5% 3/1/12

                                                                            377,562

NEVADA - 0.9%

Clark County School District      Aaa        500,000                        527,280
Series A, 9.75% 6/1/01 (MBIA
Insured)

NEW MEXICO - 5.2%

Albuquerque Arpt. Rev. Rfdg.:

6.25% 7/1/00 (AMBAC Insured)      Aaa        250,000                        250,683
(e)

6.75% 7/1/09 (AMBAC Insured)      Aaa        450,000                        493,529
(e)

New Mexico Edl. Assistance        Aaa        1,700,000                      1,735,955
Foundation Student Ln. Rev.
Series IV A2, 6.65% 3/1/07

Rio Rancho Wtr. & Wastewtr.       Aaa        500,000                        553,155
Sys. Rev. Series A, 8%
5/15/04 (FSA Insured)

                                                                            3,033,322

NEW YORK - 7.0%

New York City Gen. Oblig.         A3         1,000,000                      991,630
Series H, 5.5% 8/1/12

New York State Dorm. Auth.
Revs.:

(City Univ. Sys.                  Baa1       500,000                        505,785
Consolidation Proj.) Series
A, 5.75% 7/1/13

(City Univ. Sys. Proj.)           Baa1       500,000                        561,830
Series C, 7.5% 7/1/10

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NEW YORK - CONTINUED

New York State Dorm. Auth.
Revs.: - continued

Rfdg. (State Univ. Edl.           A3        $ 500,000                      $ 523,110
Facilities Proj.) Series A,
6.5% 5/15/04

New York State Envir.             Aa1        500,000                        438,880
Facilities Corp. Clean Wtr.
& Drinking Wtr. Rev.
(Revolving Funds Prog.)
Series F, 4.875% 6/15/18

New York State Local Govt.        A3         1,000,000                      646,760
Assistance Corp. (Cap.
Appreciation) Series A, 0%
4/1/08

New York State Thruway Auth.
Svc. Contract Rev. (Local
Hwy. & Bridge Proj.):

5.4% 4/1/03                       Baa1       250,000                        251,658

6% 4/1/03                         Baa1       200,000                        204,260

                                                                            4,123,913

NORTH CAROLINA - 7.1%

North Carolina Eastern Muni.
Pwr. Agcy. Pwr. Sys. Rev.:

Rfdg.:

Series B:

5.875% 1/1/21 (MBIA Insured)      Aaa        650,000                        644,137

6% 1/1/06                         Baa3       1,315,000                      1,327,032

Series C, 5.5% 1/1/07             Baa1       700,000                        685,328

Series A, 5.625% 1/1/03           Baa3       500,000                        500,020

North Carolina Muni. Pwr.
Agcy. #1 Catawba Elec. Rev.
Rfdg.:

5.75% 1/1/02                      Baa1       750,000                        752,048

5.9% 1/1/03                       Baa1       250,000                        251,135

                                                                            4,159,700

PENNSYLVANIA - 4.0%

Pennsylvania Higher Edl.          AA-        1,270,000                      1,314,831
Facilities Auth.  College &
Univ. Rev. Rfdg. (RIDC
Reg'l. Growth-Carnegie
Mellon Univ. Proj.) 6%
11/1/04

Pennsylvania Hsg. Fin. Agcy.      Aa3        1,000,000                      1,021,860
Rfdg. (Residential Dev.
Section 8 Proj.) Series A,
7% 7/1/01

                                                                            2,336,691

RHODE ISLAND - 1.7%

Rhode Island Student Ln.          A          1,000,000                      1,010,090
Auth. Student Ln. Rev. Rfdg.
Series A, 6.55% 12/1/00

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

SOUTH CAROLINA - 3.9%

South Carolina Ed. Assistance
Auth. Rev. Rfdg. (Guaranteed
Student Ln. Prog.):

Sr. Lien Series A2, 5.4%          AAA       $ 1,250,000                    $ 1,254,775
9/1/02

Sub Lien Series B, 5.7%           A          1,000,000                      1,010,090
9/1/05 (e)

                                                                            2,264,865

TENNESSEE - 0.5%

Memphis-Shelby County Arpt.       Aaa        275,000                        276,763
Auth. Arpt.  Rev. Rfdg.
Series A, 5.25% 2/15/01
(MBIA Insured) (e)

TEXAS - 11.3%

Austin Independent School         Aaa        500,000                        521,150
District 8.125% 8/1/01
(Escrowed to Maturity) (f)

Brazos Higher Ed. Auth., Inc.     Aaa        435,000                        442,486
Student Ln. Rev. Rfdg.
Series A1, 6.05% 12/1/01 (e)

Deer Park Independent School      Aaa        200,000                        173,466
District Rfdg.  0% 2/15/03

Harris County Gen. Oblig.         Aaa        3,000,000                      2,676,507
(Cap. Appreciation) (Toll
Road Proj.) Sub Lien Series
A, 0% 8/15/02 (MBIA Insured)

Hurst Euless Bedford              Aaa        1,000,000                      537,340
Independent School District
Rfdg. (Cap. Appreciation) 0%
8/15/11

Laredo Gen. Oblig. Rfdg.          Aaa        1,000,000                      975,080
5.125% 8/15/12 (FGIC Insured)

Texas Pub. Fin. Auth. Bldg.       Aaa        1,000,000                      1,066,620
Rev. Rfdg. (Texas Technical
College Proj.) 6.25% 8/1/09
(MBIA Insured)

Univ. of Texas Permanent          Aaa        250,000                        244,798
Univ. Fund 5% 7/1/10

                                                                            6,637,447

UTAH - 4.4%

Intermountain Pwr. Agcy. Pwr.
Supply Rev.:

(Cap. Appreciation) Series A,     Aaa        2,860,000                      2,064,748
0% 7/1/06 (MBIA Insured)

Rfdg. (Cap. Appreciation)         Aaa        500,000                        496,280
Series B, 0% 7/1/00 (MBIA
Insured)

                                                                            2,561,028

WASHINGTON - 10.2%

Grant County Pub. Util.           Aaa        1,715,000                      1,626,540
District No. 2 (Priest
Rapids Hydro-Elec. Proj.)
Second Series B, 5.375%
1/1/16 (MBIA Insured) (e)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

WASHINGTON - CONTINUED

Washington Pub. Pwr. Supply
Sys. Nuclear Proj. #2 Rev.:

Rfdg. Series A, 0% 7/1/06         Aaa       $ 2,700,000                    $ 1,937,547
(MBIA Insured)

5.4% 7/1/12 (b)                   Aa1        2,000,000                      1,952,220

Washington Pub. Pwr. Supply       Aa1        500,000                        491,400
Sys. Nuclear Proj. #3 Rev.
Rfdg. Series C, 5.1% 7/1/07

                                                                            6,007,707

TOTAL MUNICIPAL BONDS                                                       56,884,402
(Cost $57,678,051)


CASH EQUIVALENTS - 2.0%

                                             SHARES

Municipal Central Cash Fund,                 1,156,686                      1,156,686
4.80% (c)(d) (Cost
$1,156,686)

TOTAL INVESTMENT PORTFOLIO -                                                58,041,088
99.0%
(Cost $58,834,737)

NET OTHER ASSETS - 1.0%                                                        601,461

NET ASSETS - 100%                                                         $ 58,642,549


FUTURES CONTRACTS

                              EXPIRATION DATE      UNDERLYING FACE AMOUNT AT VALUE      UNREALIZED GAIN/LOSS

PURCHASED

20 Bond Buyer Municipal Bond  June 2000            $ 1,864,375                          $ (15,745)
Index Contracts

THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF NET ASSETS - 3.2%


LEGEND

(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $292,833.

(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(d) The rate quoted is the annualized seven-day yield of the fund at period end.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(f) Security collateralized by an amount sufficient to pay interest and principal.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        74.2%      AAA, AA, A    68.2%

Baa               9.5%       BBB           13.9%

Ba                1.5%       BB            0.0%

B                 0.0%       B             0.0%

Caa               0.0%       CCC           0.0%

Ca, C             0.0%       CC, C         0.0%

                             D             0.0%

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

Electric Utilities            25.7%

Education                     20.7

General Obligations           17.6

Health Care                   16.4

Others* (individually less    19.6
than 5%)

                             100.0%

* INCLUDES SHORT-TERM INVESTMENTS AND NET OTHER ASSETS

INCOME TAX INFORMATION

At April 30, 2000, the aggregate cost of investment securities for income tax purposes was $58,834,737. Net unrealized depreciation aggregated $793,649, of which $333,023 related to appreciated investment securities and $1,126,672 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                            APRIL 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at              $ 58,041,088
value (cost $58,834,737) -
See accompanying schedule

Receivable for fund shares                 3,060
sold

Interest receivable                        786,113

Receivable for daily                       2,500
variation on futures
contracts

Other receivables                          911

 TOTAL ASSETS                              58,833,672

LIABILITIES

Payable for fund shares         $ 61,009
redeemed

Distributions payable            86,658

Accrued management fee           9,389

Distribution fees payable        17,102

Other payables and accrued       16,965
expenses

 TOTAL LIABILITIES                         191,123

NET ASSETS                                $ 58,642,549

Net Assets consist of:

Paid in capital                           $ 59,869,408

Distributions in excess of                 (21,166)
net interest income

Accumulated undistributed net              (396,299)
realized  gain (loss) on
investments

Net unrealized appreciation                (809,394)
(depreciation) on investments

NET ASSETS                                $ 58,642,549

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
               APRIL 30, 2000 (UNAUDITED)

CALCULATION OF MAXIMUM             $10.12
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per   share
($3,705,097 (divided by)
366,218 shares)

Maximum offering price per         $10.51
share (100/96.25 of $10.12)

CLASS T: NET ASSET VALUE and       $10.12
redemption price per   share
($39,158,835 (divided by)
3,871,341 shares)

Maximum offering price per         $10.41
share (100/97.25 of $10.12)

CLASS B: NET ASSET VALUE and       $10.10
offering price per   share
($9,215,784 (divided by)
912,548 shares) A

CLASS C: NET ASSET VALUE and       $10.11
offering price per   share
($1,370,083 (divided by)
135,537 shares) A

INSTITUTIONAL CLASS: NET           $10.11
ASSET VALUE, offering price
and redemption price per
share ($5,192,750 (divided
by) 513,379 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                           SIX MONTHS ENDED APRIL 30,
                                     2000 (UNAUDITED)

INTEREST INCOME                           $ 1,733,156

EXPENSES

Management fee                 $ 123,723

Transfer agent fees             41,112

Distribution fees               113,127

Accounting fees and expenses    33,015

Non-interested trustees'        99
compensation

Custodian fees and expenses     1,300

Registration fees               38,343

Audit                           5,187

Legal                           730

Reports to shareholders         4,606

Miscellaneous                   75

 Total expenses before          361,317
reductions

 Expense reductions             (30,976)   330,341

NET INTEREST INCOME                        1,402,815

REALIZED AND UNREALIZED GAIN               (363,403)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities          52,767

 Futures contracts              (15,745)   37,022

NET GAIN (LOSS)                            (326,381)

NET INCREASE (DECREASE) IN                $ 1,076,434
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1999
                                 2000 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 1,402,815                 $ 3,109,997

 Net realized gain (loss)         (363,403)                   (21,187)

 Change in net unrealized         37,022                      (3,947,556)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       1,076,434                   (858,746)
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (1,338,736)                 (3,109,997)
From net interest income

 From net realized gain           -                           (587,640)

 TOTAL DISTRIBUTIONS              (1,338,736)                 (3,697,637)

Share transactions - net          (13,045,148)                (3,244,402)
increase (decrease)

  TOTAL INCREASE (DECREASE)       (13,307,450)                (7,800,785)
IN NET ASSETS

NET ASSETS

 Beginning of period              71,949,999                  79,750,784

 End of period (including        $ 58,642,549                $ 71,949,999
distributions in excess of
net interest income of
$21,166 and $0, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                               SIX MONTHS ENDED APRIL 30, 2000  YEAR ENDED OCTOBER 31,

                               (UNAUDITED)                      1999                    1998 G      1997 H    1996 E

SELECTED PER-SHARE DATA

Net asset value,  beginning    $ 10.150                         $ 10.770                $ 10.600    $ 10.410  $ 10.160
of period

Income from Investment
Operations

Net interest income             .223 D                           .431                    .411        .459      .113

Net realized and  unrealized    (.035)                           (.540)                  .200        .191      .250
gain (loss)

Total from investment           .188                             (.109)                  .611        .650      .363
operations

Less Distributions

From net interest income        (.218)                           (.431)                  (.411)      (.459)    (.113)

From net realized gain          -                                (.080)                  (.030)      (.001)    -

Total distributions             (.218)                           (.511)                  (.441)      (.460)    (.113)

Net asset value,  end of       $ 10.120                         $ 10.150                $ 10.770    $ 10.600  $ 10.410
period

TOTAL RETURN B, C               1.87%                            (1.07)%                 5.89%       6.42%     3.59%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 3,705                          $ 2,572                 $ 1,082     $ 442     $ 103
(000 omitted)

Ratio of expenses to  average   .85% A, F                        .85% F                  .90% A, F   .90% F    .90% A, F
net assets

Ratio of net interest income    4.45% A                          4.17%                   4.19% A     4.37%     4.60% A
to average net assets

Portfolio turnover rate         2% A                             19%                     26% A       18%       35%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G ELEVEN MONTHS ENDED OCTOBER 31
H YEAR ENDED NOVEMBER 30

 FINANCIAL HIGHLIGHTS - CLASS T  SIX MONTHS ENDED APRIL 30, 2000  YEAR ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999                    1998 F      1997 G    1996 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.150                         $ 10.770                $ 10.590    $ 10.410  $ 10.380
period

Income from Investment
Operations

Net interest income               .223 D                           .427                    .407        .449      .461

Net realized and unrealized       (.037)                           (.540)                  .210        .181      .030
gain (loss)

Total from investment             .186                             (.113)                  .617        .630      .491
operations

Less Distributions

From net interest income          (.216)                           (.427)                  (.407)      (.449)    (.461)

From net realized gain            -                                (.080)                  (.030)      (.001)    -

In excess of net realized gain    -                                -                       -           -         -

Total distributions               (.216)                           (.507)                  (.437)      (.450)    (.461)

Net asset value, end of period   $ 10.120                         $ 10.150                $ 10.770    $ 10.590  $ 10.410

TOTAL RETURN B, C                 1.85%                            (1.11)%                 5.94%       6.21%     4.89%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 39,159                         $ 50,432                $ 60,070    $ 48,830  $ 56,729
(000 omitted)

Ratio of expenses to average      .90% A, E                        .90% E                  .95% A, E   1.00% E   1.00% E
net assets

Ratio of net interest income      4.40% A                          4.12%                   4.15% A     4.32%     4.42%
to average net assets

Portfolio turnover rate           2% A                             19%                     26% A       18%       35%



 FINANCIAL HIGHLIGHTS - CLASS T  YEAR ENDED OCTOBER 31,

                                 1995 G    1994 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.400   $ 10.460
period

Income from Investment
Operations

Net interest income               .451      .455

Net realized and unrealized       .980      (1.040)
gain (loss)

Total from investment             1.431     (.585)
operations

Less Distributions

From net interest income          (.451)    (.455)

From net realized gain            -         -

In excess of net realized gain    -         (.020)

Total distributions               (.451)    (.475)

Net asset value, end of period   $ 10.380  $ 9.400

TOTAL RETURN B, C                 15.49%    (5.78)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 62,852  $ 57,382
(000 omitted)

Ratio of expenses to average      .94% E    .90% E
net assets

Ratio of net interest income      4.56%     4.49%
to average net assets

Portfolio turnover rate           53%       53%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F ELEVEN MONTHS ENDED OCTOBER 31
G YEAR ENDED NOVEMBER 30
SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

 FINANCIAL HIGHLIGHTS - CLASS B  SIX MONTHS ENDED APRIL 30, 2000  YEAR ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999                    1998 G       1997 H    1996 H

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.140                         $ 10.760                $ 10.590     $ 10.410  $ 10.380
period

Income from Investment
Operations

Net interest income               .187 D                           .353                    .339         .382      .394

Net realized and unrealized       (.047)                           (.540)                  .200         .181      .030
gain (loss)

Total from investment             .140                             (.187)                  .539         .563      .424
operations

Less Distributions

From net interest income          (.180)                           (.353)                  (.339)       (.382)    (.394)

From net realized gain            -                                (.080)                  (.030)       (.001)    -

Total distributions               (.180)                           (.433)                  (.369)       (.383)    (.394)

Net asset value, end of period   $ 10.100                         $ 10.140                $ 10.760     $ 10.590  $ 10.410

TOTAL RETURN B, C                 1.39%                            (1.81)%                 5.17%        5.54%     4.21%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 9,216                          $ 10,387                $ 11,134     $ 7,917   $ 7,445
(000 omitted)

Ratio of expenses to average      1.60% A, F                       1.60% F                 1.65% A, F   1.65% F   1.66% F
net assets

Ratio of net interest income      3.70% A                          3.43%                   3.45% A      3.67%     3.76%
to average net assets

Portfolio turnover rate           2% A                             19%                     26% A        18%       35%



 FINANCIAL HIGHLIGHTS - CLASS B  YEAR ENDED OCTOBER 31,

                                 1995 H    1994 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.400   $ 9.890
period

Income from Investment
Operations

Net interest income               .373      .155

Net realized and unrealized       .980      (.490)
gain (loss)

Total from investment             1.353     (.335)
operations

Less Distributions

From net interest income          (.373)    (.155)

From net realized gain            -         -

Total distributions               (.373)    (.155)

Net asset value, end of period   $ 10.380  $ 9.400

TOTAL RETURN B, C                 14.60%    (3.44)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 6,226   $ 1,682
(000 omitted)

Ratio of expenses to average      1.68% F   1.65% A, F
net assets

Ratio of net interest income      3.71%     3.74% A
to average net assets

Portfolio turnover rate           53%       53%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G ELEVEN MONTHS ENDED OCTOBER 31
H YEAR ENDED NOVEMBER 30
SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED APRIL 30, 2000  YEAR ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999                    1998 G       1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.150                         $ 10.770                $ 10.590     $ 10.550
period

Income from Investment
Operations

Net interest income               .183 D                           .342                    .328         .027

Net realized and unrealized       (.048)                           (.540)                  .210         .040
gain (loss)

Total from investment             .135                             (.198)                  .538         .067
operations

Less Distributions

From net interest income          (.175)                           (.342)                  (.328)       (.027)

From net realized gain            -                                (.080)                  (.030)       -

Total distributions               (.175)                           (.422)                  (.358)       (.027)

Net asset value, end of period   $ 10.110                         $ 10.150                $ 10.770     $ 10.590

TOTAL RETURN B, C                 1.34%                            (1.91)%                 5.16%        .63%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,370                          $ 2,562                 $ 1,137      $ 13
(000 omitted)

Ratio of expenses to average      1.70% A, F                       1.70% F                 1.75% A, F   1.75% A, F
net assets

Ratio of net interest income      3.60% A                          3.34%                   3.29% A      3.33% A
to average net assets

Portfolio turnover rate           2% A                             19%                     26% A        18%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G ELEVEN MONTHS ENDED OCTOBER 31

 FINANCIAL HIGHLIGHTS -          SIX MONTHS ENDED APRIL 30, 2000  YEAR ENDED OCTOBER 31,
INSTITUTIONAL CLASS

                                 (UNAUDITED)                      1999                    1998 G      1997 H    1996 H

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.150                         $ 10.770                $ 10.590    $ 10.410  $ 10.360
period

Income from Investment
Operations

Net interest income               .232 D                           .448                    .427        .475      .487

Net realized and unrealized       (.046)                           (.540)                  .210        .181      .050
gain (loss)

Total from investment             .186                             (.092)                  .637        .656      .537
operations

Less Distributions

From net interest income          (.226)                           (.448)                  (.427)      (.475)    (.487)

From net realized gain            -                                (.080)                  (.030)      (.001)    -

In excess of net realized gain    -                                -                       -           -         -

Total distributions               (.226)                           (.528)                  (.457)      (.476)    (.487)

Net asset value, end of period   $ 10.110                         $ 10.150                $ 10.770    $ 10.590  $ 10.410

TOTAL RETURN B, C                 1.85%                            (.92)%                  6.14%       6.48%     5.36%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 5,193                          $ 5,997                 $ 6,328     $ 6,098   $ 6,455
(000 omitted)

Ratio of expenses to average      .70% A, E                        .70% E                  .75% A, E   .75% E    .75% E
net assets

Ratio of expenses to average      .70% A                           .70%                    .75% A      .75%      .74% F
net assets after  expense
reductions

Ratio of net interest income      4.60% A                          4.32%                   4.36% A     4.57%     4.68%
to average net assets

Portfolio turnover rate           2% A                             19%                     26% A       18%       35%



 FINANCIAL HIGHLIGHTS -          YEAR ENDED OCTOBER 31,
INSTITUTIONAL CLASS

                                 1995 H    1994 H

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.410   $ 10.460
period

Income from Investment
Operations

Net interest income               .477      .481

Net realized and unrealized       .950      (1.030)
gain (loss)

Total from investment             1.427     (.549)
operations

Less Distributions

From net interest income          (.477)    (.481)

From net realized gain            -         -

In excess of net realized gain    -         (.020)

Total distributions               (.477)    (.501)

Net asset value, end of period   $ 10.360  $ 9.410

TOTAL RETURN B, C                 15.44%    (5.43)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 11,085  $ 11,702
(000 omitted)

Ratio of expenses to average      .70% E    .65% E
net assets

Ratio of expenses to average      .70%      .65%
net assets after  expense
reductions

Ratio of net interest income      4.96%     4.75%
to average net assets

Portfolio turnover rate           53%       53%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. G ELEVEN MONTHS ENDED OCTOBER 31
H YEAR ENDED NOVEMBER 30
SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Intermediate Municipal Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on December 29, 1999, the fund was closed to new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions and losses deferred due to futures transactions. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Distributions in excess of net interest income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the

2. OPERATING POLICIES - CONTINUED

WHEN-ISSUED SECURITIES - CONTINUED

commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $631,544 and $14,859,519, respectively.

The market value of futures contracts opened and closed during the period amounted to $1,880,120 and $0, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .38% of average net assets.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement with FIMM, a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 2,598      $ 2

CLASS T    55,930       1,492

CLASS B    45,458       32,952

CLASS C    9,141        5,655

          $ 113,127    $ 40,101

SALES LOAD. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within three years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 3% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 1,888      $ 841

CLASS T    811          134

CLASS B    16,582       16,582*

CLASS C    1,124        1,124*

          $ 20,405     $ 18,681

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT AND ACCOUNTING FEES. Effective June 14, 1999, Citibank, N.A. (Citibank) replaced UMB Bank, n.a. as the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC, an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

                       AMOUNT    % OF AVERAGE NET ASSETS

CLASS A                $ 2,338   .14*

CLASS T                 27,715   .12*

CLASS B                 5,829    .12*

CLASS C                 1,398    .15*

INSTITUTIONAL CLASS     3,832    .14*

                       $ 41,112

* ANNUALIZED

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT AND ACCOUNTING FEES - CONTINUED

Citibank also has a sub-contract with Fidelity Service Company, Inc.
(FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               .85%                     $ 1,199

CLASS T               .90%                      24,241

CLASS B               1.60%                     2,704

CLASS C               1.70%                     828

INSTITUTIONAL CLASS   .70%                      1,957

                                               $ 30,929

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $47 under this arrangement.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                          SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,

                          2000                        1999

FROM NET INTEREST INCOME

Class A                   $ 71,929                    $ 92,550

Class T                    928,930                     2,315,888

Class B                    183,811                     358,623

Class C                    32,061                      59,144

Institutional Class        122,005                     283,792

Total                     $ 1,338,736                 $ 3,109,997

6. DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

                        SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,

                        2000                        1999

FROM NET REALIZED GAIN

Class A                 $ -                         $ 8,027

Class T                  -                           448,244

Class B                  -                           74,885

Class C                  -                           9,946

Institutional Class      -                           46,538

Total                   $ -                         $ 587,640

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                              DOLLARS

                                SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,  SIX MONTHS ENDED APRIL 30,

                                2000                        1999                    2000



CLASS A Shares sold              137,314                     213,824                $ 1,399,255

Reinvestment of distributions    6,099                       7,447                   61,728

Shares redeemed                  (30,631)                    (68,308)                (310,761)

Net increase (decrease)          112,782                     152,963                $ 1,150,222

CLASS T Shares sold              102,330                     2,607,737              $ 1,041,806

Reinvestment of distributions    67,741                      195,749                 686,225

Shares redeemed                  (1,267,108)                 (3,412,827)             (12,831,128)

Net increase (decrease)          (1,097,037)                 (609,341)              $ (11,103,097)

CLASS B Shares sold              128,275                     436,062                $ 1,303,741

Reinvestment of distributions    11,735                      24,808                  118,708

Shares redeemed                  (251,527)                   (471,198)               (2,549,760)

Net increase (decrease)          (111,517)                   (10,328)               $ (1,127,311)

CLASS C Shares sold              17,726                      258,235                $ 180,457

Reinvestment of distributions    2,120                       4,045                   21,474

Shares redeemed                  (136,577)                   (115,591)               (1,381,538)

Net increase (decrease)          (116,731)                   146,689                $ (1,179,607)



                                DOLLARS

                                YEAR ENDED OCTOBER 31,

                                1999



CLASS A Shares sold             $ 2,273,361

Reinvestment of distributions    77,827

Shares redeemed                  (711,636)

Net increase (decrease)         $ 1,639,552

CLASS T Shares sold             $ 27,740,166

Reinvestment of distributions    2,061,872

Shares redeemed                  (36,164,059)

Net increase (decrease)         $ (6,362,021)

CLASS B Shares sold             $ 4,584,924

Reinvestment of distributions    260,754

Shares redeemed                  (4,962,734)

Net increase (decrease)         $ (117,056)

CLASS C Shares sold             $ 2,695,857

Reinvestment of distributions    42,439

Shares redeemed                  (1,199,769)

Net increase (decrease)         $ 1,538,527


7. SHARE TRANSACTIONS - CONTINUED

                                SHARES                                              DOLLARS

                                SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,  SIX MONTHS ENDED APRIL 30,

                                2000                        1999                    2000



INSTITUTIONAL CLASS Shares       46,836                      161,716                $ 474,347
sold

Reinvestment of distributions    2,993                       7,244                   30,309

Shares redeemed                  (127,299)                   (165,729)               (1,290,011)

Net increase (decrease)          (77,470)                    3,231                  $ (785,355)



                                DOLLARS

                                YEAR ENDED OCTOBER 31,

                                1999



INSTITUTIONAL CLASS Shares      $ 1,718,233
sold

Reinvestment of distributions    76,239

Shares redeemed                  (1,737,876)

Net increase (decrease)         $ 56,596


8. MERGER INFORMATION.

On May 25, 2000, Class A, Class T, Class B, Class C, and Institutional Class of Fidelity Advisor Municipal Income Fund acquired all of the assets and assumed all of the liabilities of the fund's Class A, Class T, Class B, Class C, and Institutional Class shares, respectively. Each acquisition was approved by the shareholders of each class of the fund on April 19, 2000. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Class A's acquisition by Fidelity Advisor Municipal Income Fund Class A was accomplished by an exchange of 314,140 shares of Fidelity Advisor Municipal Income Fund Class A for the 360,900 shares then outstanding of Class A (each valued at $10.01). Class T's acquisition by Fidelity Advisor Municipal Income Fund Class T was accomplished by an exchange of 3,316,008 shares of Fidelity Advisor Municipal Income Fund Class T for the 3,816,726 shares then outstanding of Class T (each valued at $10.00). Class B's acquisition by Fidelity Advisor Municipal Income Fund Class B was accomplished by an exchange of 776,254 shares of Fidelity Advisor Municipal Income Fund Class B for the 892,031 shares then outstanding of Class B (each valued at $9.99). Class C's acquisition by Fidelity Advisor Municipal Income Fund Class C was accomplished by an exchange of 114,599 shares of Fidelity Advisor Municipal Income Fund Class C for the 131,903 shares then outstanding of Class C (each valued at $10.00). Institutional Class's acquisition by Fidelity Advisor Municipal Income Institutional Class was accomplished by an exchange of 420,609 shares of Fidelity Advisor Municipal Income Fund Institutional Class for the 482,017 shares then outstanding of Institutional Class (each valued at $10.00).

PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on April 19, 2000. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL

To approve an Agreement and Plan of Reorganization between Fidelity Advisor Intermediate Municipal Income Fund and Fidelity Advisor
Municipal Income Fund.

               # of            % of
               Votes Cast      Votes Cast
Affirmative    32,475,468.60   93.350

Against        1,058,365.60    3.043

Abstain        1,254,957.39    3.607

TOTAL          34,788,791.59   100.000

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments Money
Management, Inc.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Dwight D. Churchill, Vice President
Boyce I. Greer, Vice President
Stanley N. Griffith, Assistant Vice President
Norman U. Lind, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

LTTE-SANN-0600  103604
1.704559.102

ADVISORY BOARD
J. Michael Cook
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Citibank, N.A.
New York, NY
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
Citibank, N.A.
New York ,NY

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
INTERMEDIATE MUNICIPAL INCOME FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT
APRIL 30, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             7   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    10  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           11  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  18  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 27  Notes to the financial
                          statements.

PROXY VOTING RESULTS  35

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

New indicators of accelerating inflation led to a sharp downturn in equity markets, as the Dow Jones Industrial Average, NASDAQ and S&P 500(Registered trademark) each suffered its worst single-session point decline in history on April 14. Volatility ruled the remainder of the month, with equity markets experiencing both strong rallies and broad sell-offs. Inflation-sensitive Treasuries experienced similar volatility, as prices for the bellwether 10-year note edged lower throughout the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - INSTITUTIONAL
CLASS

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT MUNICIPAL     1.85%          -0.44%       28.24%        77.73%
INCOME - INST CL

LB 1-17 Year Municipal Bond    2.20%          0.34%        32.12%        n/a

Intermediate Municipal Debt    1.65%          -1.17%       25.91%        80.42%
Funds Average


CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Lehman Brothers 1-17 Year Municipal Bond Index
- a market value-weighted index of investment-grade municipal bonds with maturities between one and 17 years. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 130 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT MUNICIPAL     -0.44%       5.10%         5.92%
INCOME - INST CL

LB 1-17 Year Municipal Bond    0.34%        5.73%         n/a

Intermediate Municipal Debt    -1.17%       4.71%         6.07%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Int Muni Inc -CL I       LB Municipal Bond
             00089                       LB015
  1990/04/30      10000.00                    10000.00
  1990/05/31      10182.32                    10218.30
  1990/06/30      10266.62                    10308.12
  1990/07/31      10390.52                    10459.65
  1990/08/31      10330.11                    10307.77
  1990/09/30      10357.78                    10313.65
  1990/10/31      10473.61                    10500.74
  1990/11/30      10640.71                    10711.91
  1990/12/31      10669.43                    10758.51
  1991/01/31      10788.57                    10902.88
  1991/02/28      10886.79                    10997.74
  1991/03/31      10894.11                    11001.70
  1991/04/30      10992.86                    11148.02
  1991/05/31      11080.93                    11247.13
  1991/06/30      11087.66                    11235.99
  1991/07/31      11198.72                    11372.85
  1991/08/31      11288.20                    11522.63
  1991/09/30      11357.39                    11672.65
  1991/10/31      11479.35                    11777.71
  1991/11/30      11508.28                    11810.57
  1991/12/31      11698.45                    12064.02
  1992/01/31      11780.17                    12091.53
  1992/02/29      11793.68                    12095.40
  1992/03/31      11748.59                    12099.87
  1992/04/30      11830.77                    12207.56
  1992/05/31      11960.53                    12351.24
  1992/06/30      12117.50                    12558.50
  1992/07/31      12378.46                    12935.00
  1992/08/31      12286.94                    12808.88
  1992/09/30      12401.70                    12892.65
  1992/10/31      12317.01                    12765.92
  1992/11/30      12544.64                    12994.56
  1992/12/31      12550.35                    13127.23
  1993/01/31      12708.37                    13279.90
  1993/02/28      13051.23                    13760.24
  1993/03/31      12924.57                    13614.79
  1993/04/30      13017.92                    13752.16
  1993/05/31      13075.27                    13829.45
  1993/06/30      13216.24                    14060.26
  1993/07/31      13246.99                    14078.68
  1993/08/31      13481.50                    14371.80
  1993/09/30      13624.28                    14535.50
  1993/10/31      13653.10                    14563.55
  1993/11/30      13549.87                    14435.24
  1993/12/31      13797.46                    14739.97
  1994/01/31      13928.55                    14908.30
  1994/02/28      13570.92                    14522.18
  1994/03/31      13043.87                    13930.83
  1994/04/30      13162.04                    14048.97
  1994/05/31      13282.65                    14170.77
  1994/06/30      13190.01                    14084.19
  1994/07/31      13376.66                    14342.35
  1994/08/31      13430.03                    14391.98
  1994/09/30      13269.02                    14180.70
  1994/10/31      13083.32                    13928.85
  1994/11/30      12813.64                    13677.02
  1994/12/31      13048.13                    13978.05
  1995/01/31      13365.21                    14377.54
  1995/02/28      13706.95                    14795.64
  1995/03/31      13859.90                    14965.64
  1995/04/30      13858.93                    14983.30
  1995/05/31      14178.53                    15461.42
  1995/06/30      14105.28                    15326.91
  1995/07/31      14214.07                    15472.21
  1995/08/31      14395.16                    15668.39
  1995/09/30      14490.48                    15767.57
  1995/10/31      14648.20                    15996.84
  1995/11/30      14791.76                    16262.22
  1995/12/31      14923.35                    16418.50
  1996/01/31      15026.46                    16542.46
  1996/02/29      14980.79                    16430.80
  1996/03/31      14836.53                    16220.82
  1996/04/30      14792.56                    16174.91
  1996/05/31      14779.42                    16168.44
  1996/06/30      14911.22                    16344.51
  1996/07/31      15030.56                    16493.25
  1996/08/31      15032.41                    16489.29
  1996/09/30      15181.12                    16720.14
  1996/10/31      15331.44                    16909.25
  1996/11/30      15584.02                    17218.69
  1996/12/31      15542.79                    17146.37
  1997/01/31      15574.54                    17178.77
  1997/02/28      15706.19                    17336.47
  1997/03/31      15523.84                    17105.38
  1997/04/30      15643.75                    17248.55
  1997/05/31      15827.18                    17507.97
  1997/06/30      15979.02                    17694.43
  1997/07/31      16379.04                    18184.57
  1997/08/31      16239.99                    18014.18
  1997/09/30      16424.37                    18228.00
  1997/10/31      16502.73                    18345.21
  1997/11/30      16593.77                    18453.08
  1997/12/31      16797.67                    18722.31
  1998/01/31      16938.91                    18915.52
  1998/02/28      16932.03                    18921.20
  1998/03/31      16947.13                    18937.85
  1998/04/30      16881.87                    18852.44
  1998/05/31      17105.50                    19150.87
  1998/06/30      17167.16                    19226.33
  1998/07/31      17183.42                    19274.59
  1998/08/31      17424.48                    19572.38
  1998/09/30      17615.56                    19816.25
  1998/10/31      17612.60                    19815.86
  1998/11/30      17656.26                    19885.41
  1998/12/31      17686.31                    19935.52
  1999/01/31      17899.70                    20172.55
  1999/02/28      17807.31                    20084.40
  1999/03/31      17805.70                    20112.32
  1999/04/30      17851.76                    20162.40
  1999/05/31      17763.02                    20045.66
  1999/06/30      17503.54                    19757.00
  1999/07/31      17583.36                    19828.91
  1999/08/31      17510.61                    19670.28
  1999/09/30      17556.12                    19678.35
  1999/10/31      17450.57                    19465.03
  1999/11/30      17617.57                    19672.14
  1999/12/31      17527.57                    19525.58
  2000/01/31      17491.64                    19440.65
  2000/02/29      17590.45                    19666.16
  2000/03/31      17851.31                    20096.06
  2000/04/28      17772.96                    19977.29
IMATRL PRASUN   SHR__CHT 20000430 20000518 133638 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Institutional Class on April 30, 1990. As the chart shows, by April 30, 2000, the value of the investment would have grown to $17,773 - a 77.73% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $19,977 - a 99.77% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices,
for example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,

                  2000                        1999                     1998   1997   1996    1995

Dividend returns  2.24%                       4.13%                    4.55%  4.81%  4.85%   5.22%

Capital returns   -0.39%                      -5.05%                   2.18%  2.83%  -0.19%   6.74%

Total returns     1.85%                       -0.92%                   6.73%  7.64%  4.66%   11.96%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 2000   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            3.53(cents)   22.58(cents)   44.88(cents)

Annualized dividend rate       4.22%         4.47%          4.39%

30-day annualized yield        4.64%         -              -

30-day annualized              7.25%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.17 over the past one month, $10.14 over the past six months and $10.23 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period.

It also helps you compare funds from different companies on an equal basis. The tax equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield and tax equivalent yield would have been 4.57% and 7.14%, respectively.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Given the investment environment
for municipal bonds during the
six-month period ending April 30,
2000, it seemed almost unrealistic
to expect strong performance
from the sector. After all, there were
three interest-rate hikes by the
Federal Reserve Board in that time
frame. That's typically bad news for
munis, which are generally longer
in duration and, therefore, more
interest-rate sensitive than other
fixed-income sectors. Municipal
bonds also had to compete with
record-setting equity performance
and a strong rally in Treasuries
during the past six months. Yet
remarkably, the municipal bond
sector outperformed nearly every
segment of the fixed-income
market for the overall period. In fact,
through the first four months of 2000,
the Lehman Brothers Municipal Index
also outperformed most major U.S.
equity indexes, including the S&P
500(Registered trademark), the NASDAQ, and the Dow
Jones Industrial Average. For the
six months ending April 30, the
Lehman Brothers Municipal Bond
Index - an index of over 35,000
investment-grade, fixed-rate,
tax-exempt bonds - gained 2.63%.
That outpaced the overall
taxable-bond market return of
1.42%, as measured by the Lehman
Brothers Aggregate Bond Index.
Much of the municipal segment's
gains occurred in February and
March when muni yields rose above
6%, a fairly rare phenomenon. The
attractive yields that munis offered
prompted a powerful rush of retail
buying, which sparked a strong rally
in the sector.

(photograph of Norm Lind)

An interview with Norm Lind, Portfolio Manager of Fidelity Advisor Intermediate Municipal Income Fund

Q. HOW DID THE FUND PERFORM, NORM?

A. Rising interest rates and persistent inflation worries put pressure on municipal bonds. For the six-month period that ended April 30, 2000, the fund's Institutional Class shares had a total return of 1.85%. To get a sense of how the fund did relative to its competitors, the intermediate municipal debt funds average returned 1.65% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers 1-17 Year Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 2.20% for the same six-month period. For the 12-month period that ended April 30, 2000, the fund's Institutional Class shares returned -0.44%, while the intermediate municipal debt funds average returned -1.17% and the Lehman Brothers index returned 0.34%.

Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE DURING THE PAST
SIX MONTHS?

A. The fund continued to benefit from its relatively large position in premium coupon bonds, which pay interest rates above prevailing market rates and trade at prices that are above the face - or par - value. The primary reason why I've favored them over the past several years is because their premium gives them DE MINIMIS protection. This protects certain premium bond gains from unfavorable tax treatment that can occur during particular market environments. As interest rates rose and bond prices fell, more and more bonds fell outside of DE MINIMIS and investors punished them accordingly by pushing their prices lower. As a result, the fund's focus on premium bonds meant that it avoided many of the poor-performing bonds that fell outside of DE MINIMIS. In addition, individual investors tend to shy away from premiums, so I'm often able to purchase them at attractive prices compared to similarly rated, comparable maturity bonds with coupons at or below prevailing rates.

Q. WHAT ELSE CONTRIBUTED TO THE FUND'S PERFORMANCE?

A. The fund benefited by owning few poor-performing zero coupon bonds, which don't pay interest but are sold below their face value. "Zeros" are especially sensitive to interest-rate changes and, as a result, fell out of favor and suffered more than interest-paying bonds when interest rates rose.

Q. WHICH BONDS WERE THE MOST DISAPPOINTING DURING THE PERIOD?

A. Health care bonds, which continued to be hurt by reduced Medicare and managed care payments, concerns about proposed federal health care legislation and uncertainty surrounding this year's U.S. presidential election, were probably the biggest disappointments. The fund's holdings in Texas ranked second among detractors from performance. When the state legislature broadened Texas-based insurance companies' ability to buy municipal bonds issued in other states, the demand for Texas munis weakened.

Q. WHERE DID YOU FIND ATTRACTIVE VALUES IN TERMS OF SECTORS OVER THE PAST SIX MONTHS?

A. I found compelling values among issuers that are less sensitive to the state of the economy - including those that provide essential services such as water, sewer and transportation. Given that more economically sensitive bonds - such as general obligation bonds - offered only a small amount of additional yield, there really wasn't any penalty for getting some measure of protection against a potential economic slowdown.

Q. WHAT'S AHEAD FOR THE MUNICIPAL MARKET?

A. As always, the direction of interest rates will be the main determinant of municipal bond performance. But supply and demand also will figure prominently. From that standpoint, the municipal market has improved over the past six months. Higher interest rates curtailed the supply of new issuance, and refundings - or refinancings - of existing debt have slowed. Also, rising interest rates temporarily pushed municipal bond yields above 6.00% in February and March, which attracted the attention of a lot of individual investors. With municipal bonds priced somewhat attractively relative to U.S. Treasury securities, demand could firm again and provide a relatively good technical backdrop for municipals.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: to provide high current
income exempt from federal
income tax, consistent with
the preservation of capital, by
investing normally in
investment-grade municipal
securities

START DATE: September 19,
1985

SIZE: as of April 30, 2000,
more than $58 million

MANAGER: Norm Lind, since
1998; joined Fidelity in
1986

NORM LIND ON MUNICIPAL
BOND BUYING STRATEGIES:

"At Fidelity, one of the key
strategies we use in managing
municipal bond funds is to
opportunistically purchase and
sell bonds of various maturities,
and the past six months provide a
useful example of our approach.
With the help of Fidelity's
research team, I initially found
value in bonds with maturities on
the shorter and longer end of the
intermediate-bond maturity
spectrum. Toward the end of 1999, I
sold some of the shorter and longer
maturities in favor of bonds in the
middle range between five and 10
years. Despite these shifts between
bonds of various maturities, I kept
the fund's duration - which
measures interest-rate sensitivity
- in line with the intermediate
municipal market as a whole, as
measured by the Lehman Brothers
1-17 Year Municipal Bond Index."

NOTE TO SHAREHOLDERS: At a
meeting on April 19, 2000,
shareholders voted to merge
Fidelity Advisor Intermediate
Municipal Income Fund into
Fidelity Advisor Municipal Income
Fund. The merger took place on
May 25, 2000.

INVESTMENT CHANGES


TOP FIVE STATES AS OF APRIL
30, 2000

                              % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                      MONTHS AGO

California                     12.2                    10.0

Texas                          11.3                    15.4

Washington                     10.2                    10.4

North Carolina                 7.1                     4.9

New York                       7.0                     8.4

TOP FIVE SECTORS AS OF APRIL
30, 2000

                              % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                      MONTHS AGO

Electric Utilities             25.7                    19.9

Education                      20.7                    22.6

General Obligations            17.6                    27.1

Health Care                    16.4                    13.5

Transportation                 4.0                     4.4

AVERAGE YEARS TO MATURITY AS
OF APRIL 30, 2000

                                                       6 MONTHS AGO

Years                          6.6                     7.2

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF APRIL 30, 2000

                                      6 MONTHS AGO

Years                           4.9   5.0

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION
(MOODY'S RATINGS)

AS OF APRIL 30, 2000

Aaa 52.2%
Aa, A 32.4%
Baa 11.9%
Ba and Below 1.5%
Short-term
Investments 2.0%

Row: 1, Col: 1, Value: 52.2
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 32.4
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 11.9
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 1.5
Row: 1, Col: 8, Value: 2.0

 AS OF OCTOBER 31, 1999

Aaa 53.5%
Aa, A 34.2%
Baa 10.8%
Ba and Below 0.0%
Short-term
Investments 1.5%

Row: 1, Col: 1, Value: 53.5
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 34.2
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 10.8
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 1.5

WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P (registered trademark) RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.


INVESTMENTS APRIL 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets



MUNICIPAL BONDS - 97.0%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

ALASKA - 0.5%

Alaska Student Ln. Corp.          Aaa       $ 300,000                      $ 298,338
Student Ln. Rev. Series A,
5% 7/1/03 (AMBAC Insured) (e)

ARKANSAS - 1.5%

Arkansas Gen. Oblig. (Cap.        Aa2        1,000,000                      901,560
Appreciation) (College
Savings Prog.) Series A, 0%
6/1/02

CALIFORNIA - 12.2%

California Edl. Facilities        AAA        225,000                        218,849
Auth. Rev. Rfdg. (Chapman
Univ. Proj.) 5.375% 10/1/16
(AMBAC Insured)

California Health Facilities      A+         2,275,000                      2,277,207
Fing. Auth. Rev.  (Casa de
Las Campanas Proj.) Series
A, 5.375% 8/1/09

California Hsg. Fin. Agcy.        Aaa        1,000,000                      1,003,380
Rev. (Home Mtg. Prog.)
Series R, 5.35% 8/1/07 (MBIA
Insured) (e)

California Poll. Cont. Fing.      Ba1        500,000                        502,845
Auth. Resource Recovery Rev.
(Waste Mgmt., Inc. Proj.)
Series A, 7.15% 2/1/11 (e)

Los Angeles County Ctfs. of       A3         970,000                        769,026
Prtn. (Disney Parking Proj.)
0% 9/1/04

Sacramento Muni. Util.            Aaa        1,000,000                      1,025,110
District Elec. Rev. 5.45%
11/15/08 (FGIC Insured)

Sacramento Pwr. Auth.
Cogeneration Proj. Rev.:

6% 7/1/02                         BBB-       1,000,000                      1,018,320

6.5% 7/1/08                       BBB-       300,000                        319,314

                                                                            7,134,051

COLORADO - 1.6%

Arapaho County Cap. Impt.         Aaa        3,620,000                      568,883
Trust Fund Hwy. Rev. (Cap.
Appreciation) Series C, 0%
8/31/26 (Pre-Refunded to
8/31/05 @ 20.8626) (f)

Colorado Health Facilities        Ba1        400,000                        387,916
Auth. Rev. Rfdg. (Rocky
Mountain Adventist Proj.)
6.25% 2/1/04

                                                                            956,799

DISTRICT OF COLUMBIA - 0.9%

District of Columbia Redev.       Baa        500,000                        501,080
Land Agcy. Washington D.C.
Sports Arena Spl. Tax Rev.
5.4% 11/1/00

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

FLORIDA - 1.6%

Broward County Resource           A3        $ 435,000                      $ 448,920
Recovery Rev.  (SES Broward
Co. LP South Proj.) 7.95%
12/1/08

Jacksonville Port Auth. Rev.      Aaa        500,000                        514,260
Rfdg. 5.75% 11/1/09 (MBIA
Insured) (e)

                                                                            963,180

ILLINOIS - 2.8%

Chicago Midway Arpt. Rev.         Aaa        300,000                        311,322
Series B, 6% 1/1/09 (MBIA
Insured) (e)

Metro. Pier & Exposition
Auth. Dedicated Tax Rev.
(Cap. Appreciation):

Series A:

0% 6/15/09 (FGIC Insured)         Aaa        435,000                        264,480

0% 6/15/09 (FGIC Insured)         Aaa        65,000                         39,636
(Escrowed to Maturity) (f)

0% 6/15/00 (AMBAC Insured)        Aaa        1,000,000                      994,430

                                                                            1,609,868

IOWA - 2.6%

Iowa Student Ln. Liquidity        Aa1        1,500,000                      1,521,570
Corp. Student Ln. Rev.
Series A, 6.35% 3/1/01

KANSAS - 5.2%

Kansas Dev. Fin. Auth. Rev.
(Sisters of Charity
Leavenworth Health Svc. Co.
Proj.):

5.25% 12/1/09 (MBIA Insured)      Aaa        1,385,000                      1,361,732

5.25% 12/1/11 (MBIA Insured)      Aaa        1,750,000                      1,704,780

                                                                            3,066,512

LOUISIANA - 3.2%

Louisiana Pub. Facilities         Aaa        1,825,000                      1,849,054
Auth. Rev. Rfdg.  (Student
Ln. Prog.) Sr. Series A1,
6.2%  3/1/01

MASSACHUSETTS - 5.0%

Boston Gen. Oblig. Rev.           Aaa        250,000                        256,160
(Boston City Hosp. Proj.)
Series A, 7.625% 2/15/21
(Pre-Refunded to 8/15/00 @
101.666) (f)

Massachusetts Health & Edl.       Aaa        700,000                        689,178
Facilities Auth. Rev. Rfdg.
(Fairview Extended Care
Proj.) Series B, 4.55%
1/1/21 (MBIA Insured)

Massachusetts Ind. Fin. Agcy.     A1         1,600,000                      1,427,440
Rev.  (Cap. Appreciation)
(Massachusetts Biomedical
Research Corp. Proj.) Series
A1, 0% 8/1/02

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Tpk. Auth.          Aaa       $ 550,000                      $ 545,820
Western Tpk. Rev. Series A,
5.55% 1/1/17 (MBIA Insured)

Massachusetts Wtr. Poll.          Aa1        10,000                         9,704
Abatement Trust Wtr. Poll.
Abatement Rev. (MWRA Ln.
Prog.)  Series A, 5.25%
8/1/14

                                                                            2,928,302

MICHIGAN - 3.1%

Michigan Hosp. Fin. Auth.
Rev. Rfdg.:

(McLaren Health Care Corp.        A1         2,000,000                      1,634,900
Proj.) Series A, 5% 6/1/19

(Mercy Health Svcs. Proj.)        Aa3        200,000                        202,820
Series S, 5.75% 8/15/05

                                                                            1,837,720

MINNESOTA - 0.6%

Minneapolis Gen. Oblig. (Cap.     Aaa        200,000                        176,314
Appreciation) Series B, 0%
12/1/02

Minnesota Higher Ed.              Aa3        200,000                        201,248
Facilities Auth. Rev.
(MacAlester College Proj.)
Series 4C, 5.5% 3/1/12

                                                                            377,562

NEVADA - 0.9%

Clark County School District      Aaa        500,000                        527,280
Series A, 9.75% 6/1/01 (MBIA
Insured)

NEW MEXICO - 5.2%

Albuquerque Arpt. Rev. Rfdg.:

6.25% 7/1/00 (AMBAC Insured)      Aaa        250,000                        250,683
(e)

6.75% 7/1/09 (AMBAC Insured)      Aaa        450,000                        493,529
(e)

New Mexico Edl. Assistance        Aaa        1,700,000                      1,735,955
Foundation Student Ln. Rev.
Series IV A2, 6.65% 3/1/07

Rio Rancho Wtr. & Wastewtr.       Aaa        500,000                        553,155
Sys. Rev. Series A, 8%
5/15/04 (FSA Insured)

                                                                            3,033,322

NEW YORK - 7.0%

New York City Gen. Oblig.         A3         1,000,000                      991,630
Series H, 5.5% 8/1/12

New York State Dorm. Auth.
Revs.:

(City Univ. Sys.                  Baa1       500,000                        505,785
Consolidation Proj.) Series
A, 5.75% 7/1/13

(City Univ. Sys. Proj.)           Baa1       500,000                        561,830
Series C, 7.5% 7/1/10

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NEW YORK - CONTINUED

New York State Dorm. Auth.
Revs.: - continued

Rfdg. (State Univ. Edl.           A3        $ 500,000                      $ 523,110
Facilities Proj.) Series A,
6.5% 5/15/04

New York State Envir.             Aa1        500,000                        438,880
Facilities Corp. Clean Wtr.
& Drinking Wtr. Rev.
(Revolving Funds Prog.)
Series F, 4.875% 6/15/18

New York State Local Govt.        A3         1,000,000                      646,760
Assistance Corp. (Cap.
Appreciation) Series A, 0%
4/1/08

New York State Thruway Auth.
Svc. Contract Rev. (Local
Hwy. & Bridge Proj.):

5.4% 4/1/03                       Baa1       250,000                        251,658

6% 4/1/03                         Baa1       200,000                        204,260

                                                                            4,123,913

NORTH CAROLINA - 7.1%

North Carolina Eastern Muni.
Pwr. Agcy. Pwr. Sys. Rev.:

Rfdg.:

Series B:

5.875% 1/1/21 (MBIA Insured)      Aaa        650,000                        644,137

6% 1/1/06                         Baa3       1,315,000                      1,327,032

Series C, 5.5% 1/1/07             Baa1       700,000                        685,328

Series A, 5.625% 1/1/03           Baa3       500,000                        500,020

North Carolina Muni. Pwr.
Agcy. #1 Catawba Elec. Rev.
Rfdg.:

5.75% 1/1/02                      Baa1       750,000                        752,048

5.9% 1/1/03                       Baa1       250,000                        251,135

                                                                            4,159,700

PENNSYLVANIA - 4.0%

Pennsylvania Higher Edl.          AA-        1,270,000                      1,314,831
Facilities Auth.  College &
Univ. Rev. Rfdg. (RIDC
Reg'l. Growth-Carnegie
Mellon Univ. Proj.) 6%
11/1/04

Pennsylvania Hsg. Fin. Agcy.      Aa3        1,000,000                      1,021,860
Rfdg. (Residential Dev.
Section 8 Proj.) Series A,
7% 7/1/01

                                                                            2,336,691

RHODE ISLAND - 1.7%

Rhode Island Student Ln.          A          1,000,000                      1,010,090
Auth. Student Ln. Rev. Rfdg.
Series A, 6.55% 12/1/00

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

SOUTH CAROLINA - 3.9%

South Carolina Ed. Assistance
Auth. Rev. Rfdg. (Guaranteed
Student Ln. Prog.):

Sr. Lien Series A2, 5.4%          AAA       $ 1,250,000                    $ 1,254,775
9/1/02

Sub Lien Series B, 5.7%           A          1,000,000                      1,010,090
9/1/05 (e)

                                                                            2,264,865

TENNESSEE - 0.5%

Memphis-Shelby County Arpt.       Aaa        275,000                        276,763
Auth. Arpt.  Rev. Rfdg.
Series A, 5.25% 2/15/01
(MBIA Insured) (e)

TEXAS - 11.3%

Austin Independent School         Aaa        500,000                        521,150
District 8.125% 8/1/01
(Escrowed to Maturity) (f)

Brazos Higher Ed. Auth., Inc.     Aaa        435,000                        442,486
Student Ln. Rev. Rfdg.
Series A1, 6.05% 12/1/01 (e)

Deer Park Independent School      Aaa        200,000                        173,466
District Rfdg.  0% 2/15/03

Harris County Gen. Oblig.         Aaa        3,000,000                      2,676,507
(Cap. Appreciation) (Toll
Road Proj.) Sub Lien Series
A, 0% 8/15/02 (MBIA Insured)

Hurst Euless Bedford              Aaa        1,000,000                      537,340
Independent School District
Rfdg. (Cap. Appreciation) 0%
8/15/11

Laredo Gen. Oblig. Rfdg.          Aaa        1,000,000                      975,080
5.125% 8/15/12 (FGIC Insured)

Texas Pub. Fin. Auth. Bldg.       Aaa        1,000,000                      1,066,620
Rev. Rfdg. (Texas Technical
College Proj.) 6.25% 8/1/09
(MBIA Insured)

Univ. of Texas Permanent          Aaa        250,000                        244,798
Univ. Fund 5% 7/1/10

                                                                            6,637,447

UTAH - 4.4%

Intermountain Pwr. Agcy. Pwr.
Supply Rev.:

(Cap. Appreciation) Series A,     Aaa        2,860,000                      2,064,748
0% 7/1/06 (MBIA Insured)

Rfdg. (Cap. Appreciation)         Aaa        500,000                        496,280
Series B, 0% 7/1/00 (MBIA
Insured)

                                                                            2,561,028

WASHINGTON - 10.2%

Grant County Pub. Util.           Aaa        1,715,000                      1,626,540
District No. 2 (Priest
Rapids Hydro-Elec. Proj.)
Second Series B, 5.375%
1/1/16 (MBIA Insured) (e)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

WASHINGTON - CONTINUED

Washington Pub. Pwr. Supply
Sys. Nuclear Proj. #2 Rev.:

Rfdg. Series A, 0% 7/1/06         Aaa       $ 2,700,000                    $ 1,937,547
(MBIA Insured)

5.4% 7/1/12 (b)                   Aa1        2,000,000                      1,952,220

Washington Pub. Pwr. Supply       Aa1        500,000                        491,400
Sys. Nuclear Proj. #3 Rev.
Rfdg. Series C, 5.1% 7/1/07

                                                                            6,007,707

TOTAL MUNICIPAL BONDS                                                       56,884,402
(Cost $57,678,051)


CASH EQUIVALENTS - 2.0%

                                           SHARES

Municipal Central Cash Fund,               1,156,686                        1,156,686
4.80% (c)(d) (Cost
$1,156,686)

TOTAL INVESTMENT PORTFOLIO -                                                58,041,088
99.0%
(Cost $58,834,737)

NET OTHER ASSETS - 1.0%                                                     601,461

NET ASSETS - 100%                                                         $ 58,642,549


FUTURES CONTRACTS

                              EXPIRATION DATE      UNDERLYING FACE AMOUNT AT VALUE      UNREALIZED GAIN/LOSS

PURCHASED

20 Bond Buyer Municipal Bond  June 2000            $ 1,864,375                          $ (15,745)
Index Contracts

THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF NET ASSETS - 3.2%


LEGEND

(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $292,833.

(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(d) The rate quoted is the annualized seven-day yield of the fund at period end.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(f) Security collateralized by an amount sufficient to pay interest and principal.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        74.2%      AAA, AA, A    68.2%

Baa               9.5%       BBB           13.9%

Ba                1.5%       BB            0.0%

B                 0.0%       B             0.0%

Caa               0.0%       CCC           0.0%

Ca, C             0.0%       CC, C         0.0%

                             D             0.0%

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

Electric Utilities            25.7%

Education                     20.7

General Obligations           17.6

Health Care                   16.4

Others* (individually less    19.6
than 5%)

                             100.0%

* INCLUDES SHORT-TERM INVESTMENTS AND NET OTHER ASSETS

INCOME TAX INFORMATION

At April 30, 2000, the aggregate cost of investment securities for income tax purposes was $58,834,737. Net unrealized depreciation aggregated $793,649, of which $333,023 related to appreciated investment securities and $1,126,672 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                            APRIL 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at              $ 58,041,088
value (cost $58,834,737) -
See accompanying schedule

Receivable for fund shares                 3,060
sold

Interest receivable                        786,113

Receivable for daily                       2,500
variation on futures
contracts

Other receivables                          911

 TOTAL ASSETS                              58,833,672

LIABILITIES

Payable for fund shares         $ 61,009
redeemed

Distributions payable            86,658

Accrued management fee           9,389

Distribution fees payable        17,102

Other payables and accrued       16,965
expenses

 TOTAL LIABILITIES                         191,123

NET ASSETS                                $ 58,642,549

Net Assets consist of:

Paid in capital                           $ 59,869,408

Distributions in excess of                 (21,166)
net interest income

Accumulated undistributed net              (396,299)
realized  gain (loss) on
investments

Net unrealized appreciation                (809,394)
(depreciation) on investments

NET ASSETS                                $ 58,642,549

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                APRIL 30, 2000 (UNAUDITED)

CALCULATION OF MAXIMUM             $10.12
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per   share
($3,705,097 (divided by)
366,218 shares)

Maximum offering price per         $10.51
share (100/96.25 of $10.12)

CLASS T: NET ASSET VALUE and       $10.12
redemption price per   share
($39,158,835 (divided by)
3,871,341 shares)

Maximum offering price per         $10.41
share (100/97.25 of $10.12)

CLASS B: NET ASSET VALUE and       $10.10
offering price per   share
($9,215,784 (divided by)
912,548 shares) A

CLASS C: NET ASSET VALUE and       $10.11
offering price per   share
($1,370,083 (divided by)
135,537 shares) A

INSTITUTIONAL CLASS: NET           $10.11
ASSET VALUE, offering price
and redemption price per
share ($5,192,750 (divided
by) 513,379 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                           SIX MONTHS ENDED APRIL 30,
                                     2000 (UNAUDITED)

INTEREST INCOME                           $ 1,733,156

EXPENSES

Management fee                 $ 123,723

Transfer agent fees             41,112

Distribution fees               113,127

Accounting fees and expenses    33,015

Non-interested trustees'        99
compensation

Custodian fees and expenses     1,300

Registration fees               38,343

Audit                           5,187

Legal                           730

Reports to shareholders         4,606

Miscellaneous                   75

 Total expenses before          361,317
reductions

 Expense reductions             (30,976)   330,341

NET INTEREST INCOME                        1,402,815

REALIZED AND UNREALIZED GAIN               (363,403)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities          52,767

 Futures contracts              (15,745)   37,022

NET GAIN (LOSS)                            (326,381)

NET INCREASE (DECREASE) IN                $ 1,076,434
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1999
                                 2000 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 1,402,815                 $ 3,109,997

 Net realized gain (loss)         (363,403)                   (21,187)

 Change in net unrealized         37,022                      (3,947,556)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       1,076,434                   (858,746)
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (1,338,736)                 (3,109,997)
From net interest income

 From net realized gain           -                           (587,640)

 TOTAL DISTRIBUTIONS              (1,338,736)                 (3,697,637)

Share transactions - net          (13,045,148)                (3,244,402)
increase (decrease)

  TOTAL INCREASE (DECREASE)       (13,307,450)                (7,800,785)
IN NET ASSETS

NET ASSETS

 Beginning of period              71,949,999                  79,750,784

 End of period (including        $ 58,642,549                $ 71,949,999
distributions in excess of
net interest income of
$21,166 and $0, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                               SIX MONTHS ENDED APRIL 30, 2000  YEAR ENDED OCTOBER 31,

                               (UNAUDITED)                      1999                    1998 G      1997 H    1996 E

SELECTED PER-SHARE DATA

Net asset value,  beginning    $ 10.150                         $ 10.770                $ 10.600    $ 10.410  $ 10.160
of period

Income from Investment
Operations

Net interest income             .223 D                           .431                    .411        .459      .113

Net realized and  unrealized    (.035)                           (.540)                  .200        .191      .250
gain (loss)

Total from investment           .188                             (.109)                  .611        .650      .363
operations

Less Distributions

From net interest income        (.218)                           (.431)                  (.411)      (.459)    (.113)

From net realized gain          -                                (.080)                  (.030)      (.001)    -

Total distributions             (.218)                           (.511)                  (.441)      (.460)    (.113)

Net asset value,  end of       $ 10.120                         $ 10.150                $ 10.770    $ 10.600  $ 10.410
period

TOTAL RETURN B, C               1.87%                            (1.07)%                 5.89%       6.42%     3.59%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 3,705                          $ 2,572                 $ 1,082     $ 442     $ 103
(000 omitted)

Ratio of expenses to  average   .85% A, F                        .85% F                  .90% A, F   .90% F    .90% A, F
net assets

Ratio of net interest income    4.45% A                          4.17%                   4.19% A     4.37%     4.60% A
to average net assets

Portfolio turnover rate         2% A                             19%                     26% A       18%       35%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G ELEVEN MONTHS ENDED OCTOBER 31
H YEAR ENDED NOVEMBER 30

 FINANCIAL HIGHLIGHTS - CLASS T  SIX MONTHS ENDED APRIL 30, 2000  YEAR ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999                    1998 F      1997 G    1996 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.150                         $ 10.770                $ 10.590    $ 10.410  $ 10.380
period

Income from Investment
Operations

Net interest income               .223 D                           .427                    .407        .449      .461

Net realized and unrealized       (.037)                           (.540)                  .210        .181      .030
gain (loss)

Total from investment             .186                             (.113)                  .617        .630      .491
operations

Less Distributions

From net interest income          (.216)                           (.427)                  (.407)      (.449)    (.461)

From net realized gain            -                                (.080)                  (.030)      (.001)    -

In excess of net realized gain    -                                -                       -           -         -

Total distributions               (.216)                           (.507)                  (.437)      (.450)    (.461)

Net asset value, end of period   $ 10.120                         $ 10.150                $ 10.770    $ 10.590  $ 10.410

TOTAL RETURN B, C                 1.85%                            (1.11)%                 5.94%       6.21%     4.89%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 39,159                         $ 50,432                $ 60,070    $ 48,830  $ 56,729
(000 omitted)

Ratio of expenses to average      .90% A, E                        .90% E                  .95% A, E   1.00% E   1.00% E
net assets

Ratio of net interest income      4.40% A                          4.12%                   4.15% A     4.32%     4.42%
to average net assets

Portfolio turnover rate           2% A                             19%                     26% A       18%       35%



 FINANCIAL HIGHLIGHTS - CLASS T  YEAR ENDED OCTOBER 31,

                                 1995 G    1994 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.400   $ 10.460
period

Income from Investment
Operations

Net interest income               .451      .455

Net realized and unrealized       .980      (1.040)
gain (loss)

Total from investment             1.431     (.585)
operations

Less Distributions

From net interest income          (.451)    (.455)

From net realized gain            -         -

In excess of net realized gain    -         (.020)

Total distributions               (.451)    (.475)

Net asset value, end of period   $ 10.380  $ 9.400

TOTAL RETURN B, C                 15.49%    (5.78)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 62,852  $ 57,382
(000 omitted)

Ratio of expenses to average      .94% E    .90% E
net assets

Ratio of net interest income      4.56%     4.49%
to average net assets

Portfolio turnover rate           53%       53%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F ELEVEN MONTHS ENDED OCTOBER 31
G YEAR ENDED NOVEMBER 30
SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

 FINANCIAL HIGHLIGHTS - CLASS B  SIX MONTHS ENDED APRIL 30, 2000  YEAR ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999                    1998 G       1997 H    1996 H

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.140                         $ 10.760                $ 10.590     $ 10.410  $ 10.380
period

Income from Investment
Operations

Net interest income               .187 D                           .353                    .339         .382      .394

Net realized and unrealized       (.047)                           (.540)                  .200         .181      .030
gain (loss)

Total from investment             .140                             (.187)                  .539         .563      .424
operations

Less Distributions

From net interest income          (.180)                           (.353)                  (.339)       (.382)    (.394)

From net realized gain            -                                (.080)                  (.030)       (.001)    -

Total distributions               (.180)                           (.433)                  (.369)       (.383)    (.394)

Net asset value, end of period   $ 10.100                         $ 10.140                $ 10.760     $ 10.590  $ 10.410

TOTAL RETURN B, C                 1.39%                            (1.81)%                 5.17%        5.54%     4.21%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 9,216                          $ 10,387                $ 11,134     $ 7,917   $ 7,445
(000 omitted)

Ratio of expenses to average      1.60% A, F                       1.60% F                 1.65% A, F   1.65% F   1.66% F
net assets

Ratio of net interest income      3.70% A                          3.43%                   3.45% A      3.67%     3.76%
to average net assets

Portfolio turnover rate           2% A                             19%                     26% A        18%       35%



 FINANCIAL HIGHLIGHTS - CLASS B  YEAR ENDED OCTOBER 31,

                                 1995 H    1994 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.400   $ 9.890
period

Income from Investment
Operations

Net interest income               .373      .155

Net realized and unrealized       .980      (.490)
gain (loss)

Total from investment             1.353     (.335)
operations

Less Distributions

From net interest income          (.373)    (.155)

From net realized gain            -         -

Total distributions               (.373)    (.155)

Net asset value, end of period   $ 10.380  $ 9.400

TOTAL RETURN B, C                 14.60%    (3.44)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 6,226   $ 1,682
(000 omitted)

Ratio of expenses to average      1.68% F   1.65% A, F
net assets

Ratio of net interest income      3.71%     3.74% A
to average net assets

Portfolio turnover rate           53%       53%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G ELEVEN MONTHS ENDED OCTOBER 31
H YEAR ENDED NOVEMBER 30
SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED APRIL 30, 2000  YEAR ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999                    1998 G       1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.150                         $ 10.770                $ 10.590     $ 10.550
period

Income from Investment
Operations

Net interest income               .183 D                           .342                    .328         .027

Net realized and unrealized       (.048)                           (.540)                  .210         .040
gain (loss)

Total from investment             .135                             (.198)                  .538         .067
operations

Less Distributions

From net interest income          (.175)                           (.342)                  (.328)       (.027)

From net realized gain            -                                (.080)                  (.030)       -

Total distributions               (.175)                           (.422)                  (.358)       (.027)

Net asset value, end of period   $ 10.110                         $ 10.150                $ 10.770     $ 10.590

TOTAL RETURN B, C                 1.34%                            (1.91)%                 5.16%        .63%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,370                          $ 2,562                 $ 1,137      $ 13
(000 omitted)

Ratio of expenses to average      1.70% A, F                       1.70% F                 1.75% A, F   1.75% A, F
net assets

Ratio of net interest income      3.60% A                          3.34%                   3.29% A      3.33% A
to average net assets

Portfolio turnover rate           2% A                             19%                     26% A        18%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G ELEVEN MONTHS ENDED OCTOBER 31

 FINANCIAL HIGHLIGHTS -          SIX MONTHS ENDED APRIL 30, 2000  YEAR ENDED OCTOBER 31,
INSTITUTIONAL CLASS

                                 (UNAUDITED)                      1999                    1998 G      1997 H    1996 H

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.150                         $ 10.770                $ 10.590    $ 10.410  $ 10.360
period

Income from Investment
Operations

Net interest income               .232 D                           .448                    .427        .475      .487

Net realized and unrealized       (.046)                           (.540)                  .210        .181      .050
gain (loss)

Total from investment             .186                             (.092)                  .637        .656      .537
operations

Less Distributions

From net interest income          (.226)                           (.448)                  (.427)      (.475)    (.487)

From net realized gain            -                                (.080)                  (.030)      (.001)    -

In excess of net realized gain    -                                -                       -           -         -

Total distributions               (.226)                           (.528)                  (.457)      (.476)    (.487)

Net asset value, end of period   $ 10.110                         $ 10.150                $ 10.770    $ 10.590  $ 10.410

TOTAL RETURN B, C                 1.85%                            (.92)%                  6.14%       6.48%     5.36%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 5,193                          $ 5,997                 $ 6,328     $ 6,098   $ 6,455
(000 omitted)

Ratio of expenses to average      .70% A, E                        .70% E                  .75% A, E   .75% E    .75% E
net assets

Ratio of expenses to average      .70% A                           .70%                    .75% A      .75%      .74% F
net assets after  expense
reductions

Ratio of net interest income      4.60% A                          4.32%                   4.36% A     4.57%     4.68%
to average net assets

Portfolio turnover rate           2% A                             19%                     26% A       18%       35%



 FINANCIAL HIGHLIGHTS -          YEAR ENDED OCTOBER 31,
INSTITUTIONAL CLASS

                                 1995 H    1994 H

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.410   $ 10.460
period

Income from Investment
Operations

Net interest income               .477      .481

Net realized and unrealized       .950      (1.030)
gain (loss)

Total from investment             1.427     (.549)
operations

Less Distributions

From net interest income          (.477)    (.481)

From net realized gain            -         -

In excess of net realized gain    -         (.020)

Total distributions               (.477)    (.501)

Net asset value, end of period   $ 10.360  $ 9.410

TOTAL RETURN B, C                 15.44%    (5.43)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 11,085  $ 11,702
(000 omitted)

Ratio of expenses to average      .70% E    .65% E
net assets

Ratio of expenses to average      .70%      .65%
net assets after  expense
reductions

Ratio of net interest income      4.96%     4.75%
to average net assets

Portfolio turnover rate           53%       53%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. G ELEVEN MONTHS ENDED OCTOBER 31
H YEAR ENDED NOVEMBER 30
SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Intermediate Municipal Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on December 29, 1999, the fund was closed to new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions and losses deferred due to futures transactions. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Distributions in excess of net interest income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the

2. OPERATING POLICIES - CONTINUED

WHEN-ISSUED SECURITIES - CONTINUED

commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $631,544 and $14,859,519, respectively.

The market value of futures contracts opened and closed during the period amounted to $1,880,120 and $0, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .38% of average net assets.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement with FIMM, a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 2,598      $ 2

CLASS T    55,930       1,492

CLASS B    45,458       32,952

CLASS C    9,141        5,655

          $ 113,127    $ 40,101

SALES LOAD. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within three years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 3% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 1,888      $ 841

CLASS T    811          134

CLASS B    16,582       16,582*

CLASS C    1,124        1,124*

          $ 20,405     $ 18,681

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT AND ACCOUNTING FEES. Effective June 14, 1999, Citibank, N.A. (Citibank) replaced UMB Bank, n.a. as the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC, an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

                       AMOUNT    % OF AVERAGE NET ASSETS

CLASS A                $ 2,338   .14*

CLASS T                 27,715   .12*

CLASS B                 5,829    .12*

CLASS C                 1,398    .15*

INSTITUTIONAL CLASS     3,832    .14*

                       $ 41,112

* ANNUALIZED

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT AND ACCOUNTING FEES - CONTINUED

Citibank also has a sub-contract with Fidelity Service Company, Inc.
(FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               .85%                     $ 1,199

CLASS T               .90%                      24,241

CLASS B               1.60%                     2,704

CLASS C               1.70%                     828

INSTITUTIONAL CLASS   .70%                      1,957

                                               $ 30,929

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $47 under this arrangement.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                          SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,

                          2000                        1999

FROM NET INTEREST INCOME

Class A                   $ 71,929                    $ 92,550

Class T                    928,930                     2,315,888

Class B                    183,811                     358,623

Class C                    32,061                      59,144

Institutional Class        122,005                     283,792

Total                     $ 1,338,736                 $ 3,109,997

6. DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

                        SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,

                        2000                        1999

FROM NET REALIZED GAIN

Class A                 $ -                         $ 8,027

Class T                  -                           448,244

Class B                  -                           74,885

Class C                  -                           9,946

Institutional Class      -                           46,538

Total                   $ -                         $ 587,640

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                              DOLLARS

                                SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,  SIX MONTHS ENDED APRIL 30,

                                2000                        1999                    2000



CLASS A Shares sold              137,314                     213,824                $ 1,399,255

Reinvestment of distributions    6,099                       7,447                   61,728

Shares redeemed                  (30,631)                    (68,308)                (310,761)

Net increase (decrease)          112,782                     152,963                $ 1,150,222

CLASS T Shares sold              102,330                     2,607,737              $ 1,041,806

Reinvestment of distributions    67,741                      195,749                 686,225

Shares redeemed                  (1,267,108)                 (3,412,827)             (12,831,128)

Net increase (decrease)          (1,097,037)                 (609,341)              $ (11,103,097)

CLASS B Shares sold              128,275                     436,062                $ 1,303,741

Reinvestment of distributions    11,735                      24,808                  118,708

Shares redeemed                  (251,527)                   (471,198)               (2,549,760)

Net increase (decrease)          (111,517)                   (10,328)               $ (1,127,311)

CLASS C Shares sold              17,726                      258,235                $ 180,457

Reinvestment of distributions    2,120                       4,045                   21,474

Shares redeemed                  (136,577)                   (115,591)               (1,381,538)

Net increase (decrease)          (116,731)                   146,689                $ (1,179,607)



                                DOLLARS

                                YEAR ENDED OCTOBER 31,

                                1999



CLASS A Shares sold             $ 2,273,361

Reinvestment of distributions    77,827

Shares redeemed                  (711,636)

Net increase (decrease)         $ 1,639,552

CLASS T Shares sold             $ 27,740,166

Reinvestment of distributions    2,061,872

Shares redeemed                  (36,164,059)

Net increase (decrease)         $ (6,362,021)

CLASS B Shares sold             $ 4,584,924

Reinvestment of distributions    260,754

Shares redeemed                  (4,962,734)

Net increase (decrease)         $ (117,056)

CLASS C Shares sold             $ 2,695,857

Reinvestment of distributions    42,439

Shares redeemed                  (1,199,769)

Net increase (decrease)         $ 1,538,527


7. SHARE TRANSACTIONS - CONTINUED

                                SHARES                                              DOLLARS

                                SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,  SIX MONTHS ENDED APRIL 30,

                                2000                        1999                    2000



INSTITUTIONAL CLASS Shares       46,836                      161,716                $ 474,347
sold

Reinvestment of distributions    2,993                       7,244                   30,309

Shares redeemed                  (127,299)                   (165,729)               (1,290,011)

Net increase (decrease)          (77,470)                    3,231                  $ (785,355)



                                DOLLARS

                                YEAR ENDED OCTOBER 31,

                                1999



INSTITUTIONAL CLASS Shares      $ 1,718,233
sold

Reinvestment of distributions    76,239

Shares redeemed                  (1,737,876)

Net increase (decrease)         $ 56,596


8. MERGER INFORMATION.

On May 25, 2000, Class A, Class T, Class B, Class C, and Institutional Class of Fidelity Advisor Municipal Income Fund acquired all of the assets and assumed all of the liabilities of the fund's Class A, Class T, Class B, Class C, and Institutional Class shares, respectively. Each acquisition was approved by the shareholders of each class of the fund on April 19, 2000. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Class A's acquisition by Fidelity Advisor Municipal Income Fund Class A was accomplished by an exchange of 314,140 shares of Fidelity Advisor Municipal Income Fund Class A for the 360,900 shares then outstanding of Class A (each valued at $10.01). Class T's acquisition by Fidelity Advisor Municipal Income Fund Class T was accomplished by an exchange of 3,316,008 shares of Fidelity Advisor Municipal Income Fund Class T for the 3,816,726 shares then outstanding of Class T (each valued at $10.00). Class B's acquisition by Fidelity Advisor Municipal Income Fund Class B was accomplished by an exchange of 776,254 shares of Fidelity Advisor Municipal Income Fund Class B for the 892,031 shares then outstanding of Class B (each valued at $9.99). Class C's acquisition by Fidelity Advisor Municipal Income Fund Class C was accomplished by an exchange of 114,599 shares of Fidelity Advisor Municipal Income Fund Class C for the 131,903 shares then outstanding of Class C (each valued at $10.00). Institutional Class's acquisition by Fidelity Advisor Municipal Income Institutional Class was accomplished by an exchange of 420,609 shares of Fidelity Advisor Municipal Income Fund Institutional Class for the 482,017 shares then outstanding of Institutional Class (each valued at $10.00).

PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on April 19, 2000. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL

To approve an Agreement and Plan of Reorganization between Fidelity Advisor Intermediate Municipal Income Fund and Fidelity Advisor
Municipal Income Fund.

               # of            % of
               Votes Cast      Votes Cast
Affirmative    32,475,468.60   93.350

Against        1,058,365.60    3.043

Abstain        1,254,957.39    3.607

TOTAL          34,788,791.59   100.000





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments Money
Management, Inc.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Dwight D. Churchill, Vice President
Boyce I. Greer, Vice President
Stanley N. Griffith, Assistant Vice President
Norman U. Lind, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Michael Cook
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Citibank, N.A.
New York, NY
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
Citibank, N.A.
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant(registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

LTTEI-SANN-0600  103621
1.704563.102

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK)
MORTGAGE SECURITIES FUND
(INITIAL CLASS OF FIDELITY ADVISOR MORTGAGE
SECURITIES FUND)

SEMIANNUAL REPORT
APRIL 30, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             7   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    10  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           11  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  15  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 24  Notes to the financial
                          statements.



Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

New indicators of accelerating inflation led to a sharp downturn in equity markets, as the Dow Jones Industrial Average, NASDAQ and S&P 500(Registered trademark) each suffered its worst single-session point decline in history on April 14. Volatility ruled the remainder of the month, with equity markets experiencing both strong rallies and broad sell-offs. Inflation-sensitive Treasuries experienced similar volatility, as prices for the bellwether 10-year note edged lower throughout the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY MORTGAGE SECURITIES FUND - INITIAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY MORTGAGE SECURITIES   1.67%          2.29%        39.12%        114.89%
- INITIAL CL

LB Mortgage                    1.26%          1.85%        39.51%        116.20%

US Mortgage Funds Average      1.15%          1.19%        33.82%        101.21%


CUMULATIVE TOTAL RETURNS show Initial Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Initial Class' returns to the performance of the Lehman Brothers Mortgage-Backed Securities Index - a market value-weighted index of fixed-rate securities that represent interests in pools of mortgage loans with original terms of 15 and 30 years that are issued by the Government National Mortgage Association
(GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corp. (FHLMC), and balloon mortgages with fixed-rate coupons. To measure how Initial Class' performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 62 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY MORTGAGE SECURITIES   2.29%        6.83%         7.95%
- INITIAL CL

LB Mortgage                    1.85%        6.89%         8.02%

US Mortgage Funds Average      1.19%        5.99%         7.24%

AVERAGE ANNUAL TOTAL RETURNS take Initial Class' cumulative return and show you what would have happened if Initial Class had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Mortgage Sec -CL I       LB Mortgage Backed Secs
             00240                       LB006
  1990/04/30      10000.00                    10000.00
  1990/05/31      10290.72                    10310.28
  1990/06/30      10439.91                    10473.31
  1990/07/31      10591.63                    10655.05
  1990/08/31      10563.61                    10541.83
  1990/09/30      10620.01                    10628.33
  1990/10/31      10728.80                    10748.84
  1990/11/30      10963.56                    10974.07
  1990/12/31      11152.68                    11158.00
  1991/01/31      11268.40                    11327.60
  1991/02/28      11340.55                    11423.09
  1991/03/31      11416.83                    11500.84
  1991/04/30      11540.41                    11606.77
  1991/05/31      11600.41                    11708.82
  1991/06/30      11629.42                    11719.27
  1991/07/31      11796.46                    11917.54
  1991/08/31      12021.89                    12134.27
  1991/09/30      12209.56                    12361.69
  1991/10/31      12353.89                    12566.51
  1991/11/30      12429.41                    12657.63
  1991/12/31      12670.86                    12912.02
  1992/01/31      12609.91                    12762.83
  1992/02/29      12735.38                    12883.59
  1992/03/31      12647.37                    12801.47
  1992/04/30      12765.94                    12927.33
  1992/05/31      12976.65                    13160.34
  1992/06/30      13114.14                    13315.60
  1992/07/31      13091.63                    13431.98
  1992/08/31      13176.31                    13606.92
  1992/09/30      13259.03                    13712.86
  1992/10/31      13127.19                    13592.58
  1992/11/30      13190.64                    13635.10
  1992/12/31      13361.81                    13811.26
  1993/01/31      13483.72                    13992.76
  1993/02/28      13599.20                    14134.66
  1993/03/31      13688.01                    14220.42
  1993/04/30      13783.56                    14293.80
  1993/05/31      13824.38                    14375.20
  1993/06/30      13993.02                    14485.26
  1993/07/31      14069.94                    14543.09
  1993/08/31      14096.14                    14611.61
  1993/09/30      14126.93                    14624.24
  1993/10/31      14152.06                    14666.52
  1993/11/30      14122.48                    14637.85
  1993/12/31      14258.78                    14756.42
  1994/01/31      14390.10                    14902.69
  1994/02/28      14314.21                    14798.70
  1994/03/31      14151.99                    14413.34
  1994/04/30      14090.00                    14307.17
  1994/05/31      14209.94                    14363.78
  1994/06/30      14282.67                    14332.68
  1994/07/31      14510.99                    14619.63
  1994/08/31      14576.01                    14665.79
  1994/09/30      14418.02                    14457.08
  1994/10/31      14447.29                    14448.82
  1994/11/30      14432.88                    14403.63
  1994/12/31      14535.64                    14518.55
  1995/01/31      14810.45                    14829.31
  1995/02/28      15142.01                    15207.86
  1995/03/31      15206.27                    15279.54
  1995/04/30      15446.01                    15496.76
  1995/05/31      15932.00                    15985.37
  1995/06/30      16053.54                    16076.24
  1995/07/31      16090.01                    16103.94
  1995/08/31      16288.55                    16270.62
  1995/09/30      16456.93                    16413.73
  1995/10/31      16640.00                    16559.76
  1995/11/30      16824.23                    16749.03
  1995/12/31      17009.58                    16958.23
  1996/01/31      17148.84                    17086.04
  1996/02/29      17039.58                    16944.14
  1996/03/31      16977.76                    16882.91
  1996/04/30      16942.37                    16835.29
  1996/05/31      16876.77                    16786.21
  1996/06/30      17109.68                    17017.28
  1996/07/31      17170.77                    17079.72
  1996/08/31      17166.99                    17079.48
  1996/09/30      17438.68                    17365.45
  1996/10/31      17761.35                    17706.10
  1996/11/30      18035.75                    17959.52
  1996/12/31      17934.05                    17865.49
  1997/01/31      18046.29                    17998.15
  1997/02/28      18105.12                    18058.17
  1997/03/31      17934.67                    17888.09
  1997/04/30      18215.52                    18173.34
  1997/05/31      18394.71                    18351.19
  1997/06/30      18609.77                    18565.25
  1997/07/31      18928.80                    18915.13
  1997/08/31      18907.44                    18870.18
  1997/09/30      19112.19                    19109.51
  1997/10/31      19316.08                    19321.38
  1997/11/30      19380.20                    19384.79
  1997/12/31      19550.47                    19561.44
  1998/01/31      19737.80                    19756.06
  1998/02/28      19764.20                    19797.85
  1998/03/31      19847.36                    19881.67
  1998/04/30      19946.72                    19994.17
  1998/05/31      20081.13                    20127.07
  1998/06/30      20179.86                    20223.05
  1998/07/31      20259.86                    20325.58
  1998/08/31      20433.28                    20510.00
  1998/09/30      20644.19                    20757.59
  1998/10/31      20448.90                    20730.86
  1998/11/30      20601.47                    20834.12
  1998/12/31      20670.82                    20922.56
  1999/01/31      20786.26                    21071.51
  1999/02/28      20728.30                    20988.17
  1999/03/31      20882.80                    21129.11
  1999/04/30      20958.69                    21226.61
  1999/05/31      20881.74                    21107.95
  1999/06/30      20806.52                    21033.67
  1999/07/31      20692.84                    20890.98
  1999/08/31      20680.96                    20890.23
  1999/09/30      20988.89                    21229.32
  1999/10/31      21080.83                    21351.41
  1999/11/30      21071.64                    21363.07
  1999/12/31      21050.29                    21310.81
  2000/01/31      20938.90                    21126.11
  2000/02/29      21198.28                    21371.14
  2000/03/31      21439.66                    21604.91
  2000/04/28      21431.14                    21619.76
IMATRL PRASUN   SHR__CHT 20000430 20000524 094120 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Mortgage Securities Fund - Initial Class on April 30, 1990. As the chart shows, by April 30, 2000, the value of the investment would have grown to $21,489 - a 114.89% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,620 - a 116.20% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,

                  2000                        1999                     1998    1997   1996   1995

Dividend returns  3.58%                       6.19%                    6.17%   6.60%  6.66%  7.86%

Capital returns   -1.91%                      -3.05%                   -0.18%  2.26%  0.08%   7.32%

Total returns     1.67%                       3.14%                    5.99%   8.86%  6.74%  15.18%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 2000   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            5.62(cents)   37.02(cents)   69.26(cents)

Annualized dividend rate       6.59%         7.17%          6.64%

30-day annualized yield        6.80%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.37 over the past one month, $10.35 over the past six months and $10.43 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

The Federal Reserve Board delivered
three preemptive strikes against
inflation in the form of quarter-point
interest-rate hikes during the
six-month period ending April 30,
2000, creating a less than ideal
investment environment for bonds.
The Lehman Brothers Aggregate
Bond Index - a widely accepted
measure of taxable-bond
performance - returned only 1.42%
for the period. Treasuries felt the
heat early on, as investors shifted
their focus to high-flying equities or
higher-yielding spread sector
securities - namely corporate
bonds, mortgage securities and
government agencies - which
benefited from a favorable technical
environment. Strong housing
turnover and a fall-off in refinancing
activity spurred mortgages.
Lighter-than-expected supply
rallied corporates, while a
restructuring in the agency market
fueled those issues. However, these
factors were ignored beginning in
January when the U.S. Treasury
announced its intent to re-purchase
long-term debt and cut future
issuance. Treasury prices soared in
response - with their yields
spiraling lower - and with the help
of rising short-term interest rates,
spawned an inverted yield curve,
which occurs when short-term bonds
offer higher yields than their
longer-dated counterparts. Spread
sectors recoiled on the news, with
their yield spreads widening out
relative to Treasuries. The Lehman
Brothers Treasury Index, reflective of
the change in market leadership,
posted a return of 2.58% for the
six-month period, compared to the
Lehman Brothers Corporate Bond,
Mortgage-Backed Securities and
U.S. Agency indexes, which returned
0.11%, 1.26% and 1.16%,
respectively.

(photograph of Tom Silvia)

An interview with Tom Silvia, Portfolio Manager of Fidelity Advisor Mortgage Securities Fund

Q. HOW DID THE FUND PERFORM, TOM?

A. For the six-month period that ended April 30, 2000, the fund's Initial Class shares provided a total return of 1.67%. To get a sense of how the fund did relative to its competitors, the U.S. mortgage funds average returned 1.15% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Mortgage-Backed Securities Index - which tracks the types of securities in which the fund invests - returned 1.26% for the same six-month period. For the 12-month period that ended April 30, 2000, the fund returned 2.29%, while the U.S. mortgage funds average returned 1.19% and the Lehman Brothers index returned 1.85%.

Q. WHAT HELPED THE FUND'S PERFORMANCE RELATIVE TO ITS PEERS?

A. The main contributor to the fund's performance was its larger-than-average stake in commercial mortgage securities (CMS), which made up about 17% of the fund's net assets at the end of the period and outperformed most other mortgage securities during the past six months. Commercial mortgage securities are bonds that are collateralized by mortgage loans on commercial real estate - such as office buildings, shopping malls, hotels and apartment buildings. Their recent strong performance mainly was due to improvement in the overall credit quality of the sector in response to the strength of the U.S. economy and good commercial real estate fundamentals. In contrast to other fixed-income securities, rising interest rates also bolstered CMS by limiting issuance of new securities. Finally, proposed changes to pension-fund regulations were expected to broaden the demand for these securities.

Q. PREPAYMENT ACTIVITY, WHICH WAS A BIG NEGATIVE FOR THE MORTGAGE
MARKET DURING MUCH OF 1999, HAS ALL BUT DISAPPEARED SO FAR IN 2000. WHY, THEN, DIDN'T MORTGAGE SECURITIES PERFORM BETTER?

A. Rising interest rates - which pushed mortgage securities' yields higher and their prices lower - were the main culprit behind their lackluster performance. But another very critical factor was the Treasury market rally, which came at the expense of mortgage securities and most other fixed-income investments as well. As the Federal Reserve Board raised interest rates, long-term Treasury bond yields actually fell as the U.S. Treasury scaled back its auctions and announced plans to re-purchase $30 billion of its outstanding Treasury bonds to cut financing costs. Three successful re-purchases during the first four months of 2000 supported the idea that Treasury supply would become increasingly scarce. Those developments also helped firm demand for intermediate- and short-term Treasuries, which experienced rising yields but to a lesser extent than mortgage securities. As one measure of the scope of the performance disparity between Treasuries and mortgages, the spread - or difference in yield - between a 10-year Treasury and 10-year mortgage security was over 155 basis points (1.55% percentage points) at the end of April, compared to about 125 basis points just six months earlier.

Q. WERE THERE ANY OTHER DISAPPOINTMENTS DURING THE PERIOD?

A. Yes, there were. The fund had a relatively small stake in securities issued by Ginnie Mae, which outperformed securities issued by Fannie Mae and Freddie Mac. In a surprising development, a senior Treasury official shook up the mortgage market when he urged Congress to cut off longstanding but never-used lines of credit that give Fannie Mae and Freddie Mac securities implicit government backing. He also asked Congress to repeal "exceptions that let banks hold so much" of those securities. Although it remained unclear whether those recommendations would translate into actual policy, investors reacted to his comments by selling Fannie Mae and Freddie Mac securities, allowing Ginnie Maes to outperform.

Q. WHAT DID YOU DO IN RESPONSE TO THAT DEVELOPMENT?

A. To lock in their relatively strong performance, I sold some of the fund's Ginnie Mae holdings. I replaced them with additional Freddie Mac and Fannie Mae securities, which I felt had been unduly punished by those developments and offered attractive yields at relatively cheap prices as a result. By the end of the period, Fannie Mae and Freddie Mac securities offered yields as much as 15 basis points (0.15%) more than their Ginnie Mae counterparts.

Q. WHAT'S YOUR OUTLOOK?

A. While I don't believe that any legislation altering the debt-issuing ability of Fannie Mae and Freddie Mac will be enacted before the presidential election in November, I believe that spread volatility between mortgage securities and Treasuries is likely to continue. Even so, I think that the mortgage securities market offers some very attractive values at current levels, offering yields well in excess of U.S. Treasury securities.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks a high level of
current income, consistent
with prudent investment risk;
in seeking current income,
the fund may also consider
the potential for capital gains

START DATE: December 31, 1984

SIZE: as of April 30, 2000,
more than $428 million

MANAGER: Tom Silvia, since
1997; joined Fidelity in
1993

TOM SILVIA ON PROPOSED
MOVES TO ALTER THE BACKING
OF MORTGAGE SECURITIES:

"Fannie Mae and Freddie Mac are
government-sponsored enterprises
(GSE) and, as such, enjoy certain
benefits including a $4.5 billion line
of credit from the U.S. Treasury.
They purchase home loans from
originators such as banks, thrifts
and mortgage banks, which they
hold for their own investment
portfolios. They also pool home
loans into mortgage securities.
Whether they hold mortgages for
their own portfolios or whether
they package them as securities,
the effect is that cash is freed up so
that originators can make new
loans. As a result, Fannie Mae and
Freddie Mac securities make up a
fast-growing share of the
government debt markets at a time
when the Treasury is limiting its
issuance.

"Although its emergency line of credit
from the U.S. Treasury has never been
tapped, it carries symbolic significance because it traditionally has allowed
Fannie Mae and Freddie Mac to
borrow at interest rates close to the
U.S. government's rate. Renewed
government interest in curbing
these two GSE's line of credit and
limiting how much of their securities
commercial banks can own have
caused these securities to perform
poorly recently. The spread
between agency securities and
Treasuries - which is the key
barometer and the market's view of
the creditworthiness of Fannie Mae
and Freddie Mac - jumped sharply
during the past six months."

INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF
APRIL 30, 2000

                           % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                    MONTHS AGO

Less than 6%                0.5                      0.5

6 - 6.99%                   45.0                     47.0

7 - 7.99%                   38.4                     36.4

8 - 8.99%                   9.9                      7.8

9% and over                 4.2                      6.9

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.

AVERAGE YEARS TO MATURITY AS
OF APRIL 30, 2000

                                     6 MONTHS AGO

Years                          8.0   8.0

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF APRIL 30, 2000

                                      6 MONTHS AGO

Years                           4.7   4.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF APRIL 30, 2000                                          AS OF OCTOBER 31, 1999

Mortgage  Securities            77.1%                         Mortgage  Securities              76.9%

CMOs and Other Mortgage                                       CMOs and Other Mortgage
Related Securities              21.8%                         Related Securities                21.0%

U.S. Government  Agency                                       U.S. Government  Agency
Obligations                      3.9%                         Obligations                        0.0%

Short-Term  Investments and                                   Short-Term  Investments and
Net Other Assets               (2.8)%*                        Net Other Assets                   2.1%

Row: 1, Col: 1, Value: 77.09999999999999                      Row: 1, Col: 1, Value: 76.90000000000001
Row: 1, Col: 2, Value: nil                                    Row: 1, Col: 2, Value: nil
Row: 1, Col: 3, Value: 21.8                                   Row: 1, Col: 3, Value: 21.0
Row: 1, Col: 4, Value: 21.8                                   Row: 1, Col: 4, Value: 21.0
Row: 1, Col: 5, Value: 3.9                                    Row: 1, Col: 5, Value: nil
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: nil                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 0.0                                    Row: 1, Col: 8, Value: 2.1





* SHORT-TERM INVESTMENTS AND NET OTHER ASSETS ARE NOT INCLUDED IN THE
PIE CHART.

INVESTMENTS APRIL 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets



U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 3.9%

                                   PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 3.9%

Fannie Mae 6.5% 4/29/09 (Cost      $ 18,100,000                    $ 16,745,396
$16,755,170)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 77.1%



FANNIE MAE - 51.6%

6% 2/1/14 to 1/1/15                 746,709                         699,344

6.5% 9/1/10 to 5/1/30               114,294,343                     106,929,040

6.5% 5/1/30 (b)                     3,000,000                       2,798,438

7% 3/1/19 to 4/1/30                 69,946,624                      67,032,036

7% 5/1/30 (b)                       11,000,000                      10,518,750

7.5% 3/1/22 to 3/1/30               9,859,778                       9,663,998

8% 1/1/07 to 5/1/30                 13,667,823                      13,647,556

8.25% 1/1/13                        71,647                          72,282

8.5% 6/1/16 to 11/1/23              3,268,454                       3,317,929

8.75% 11/1/08 to 7/1/09             130,237                         132,117

9% 1/1/08 to 2/1/13                 537,030                         548,914

9.5% 5/1/03 to 8/1/22               3,584,805                       3,707,128

11% 12/1/02 to 8/1/10               1,035,641                       1,112,645

12.25% 5/1/13 to 6/1/15             149,609                         166,456

12.5% 11/1/14 to 3/1/16             309,193                         346,101

12.75% 2/1/14 to 6/1/15             58,776                          65,080

13.5% 9/1/13 to 12/1/14             131,651                         150,041

14% 11/1/14                         41,336                          47,523

                                                                    220,955,378

FREDDIE MAC - 14.9%

5% 7/1/10                           2,267,214                       2,044,743

6% 2/1/29 to 7/1/29                 4,788,503                       4,339,232

6.5% 1/1/24 to 9/1/24               21,278,710                      20,059,565

7% 7/1/29 to 9/1/29                 12,711,685                      12,167,370

7.5% 6/1/26 to 8/1/28               2,932,733                       2,877,933

8% 10/1/07 to 4/1/21                599,746                         597,861

8.5% 11/1/03 to 1/1/20              1,498,214                       1,515,124

8.5% 5/1/30 (b)                     9,375,000                       9,515,625

9% 9/1/08 to 5/1/21                 6,195,628                       6,337,155

10% 1/1/09 to 5/1/19                1,063,089                       1,110,436

10.5% 8/1/10 to 12/1/20             1,104,924                       1,173,296

11.5% 4/1/12                        59,101                          63,930

12.25% 6/1/14 to 7/1/15             141,607                         156,758

12.5% 5/1/12 to 12/1/14             572,665                         631,273

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

                                   PRINCIPAL AMOUNT                VALUE (NOTE 1)

FREDDIE MAC - CONTINUED

12.75% 6/1/05 to 3/1/15            $ 59,744                        $ 64,771

13% 1/1/11 to 6/1/15                941,125                         1,053,920

                                                                    63,708,992

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 10.6%

6.5% 5/15/28 to 1/15/29             4,239,404                       3,971,578

7% 1/15/26 to 5/1/30                17,357,994                      16,696,649

7.5% 7/15/05 to 9/15/27             13,484,005                      13,345,988

8% 4/15/02 to 12/15/25              8,743,665                       8,785,665

8.5% 7/15/16 to 6/15/18             1,734,302                       1,776,514

9% 9/20/16 to 4/20/18               64,471                          66,355

9.5% 8/15/09 to 12/15/24            73,596                          78,248

10.5% 8/15/00 to 2/20/18            579,901                         618,388

13% 10/15/13                        57,889                          66,084

13.5% 7/15/11 to 10/15/14           58,238                          66,731

                                                                    45,472,200

TOTAL U.S. GOVERNMENT AGENCY                                        330,136,570
- MORTGAGE SECURITIES
(Cost $340,585,284)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.5%



U.S. GOVERNMENT AGENCY - 4.5%

Fannie Mae REMIC planned
amortization class:

Series 1999-1 Class PJ, 6.5%        10,049,260                      8,924,999
2/25/29

Series 1999-51 Class LK, 6.5%       10,000,000                      9,000,000
8/25/29

Freddie Mac REMIC planned           1,553,188                       1,583,273
amortization class  Series
70 Class C, 9% 9/15/20

TOTAL COLLATERALIZED MORTGAGE                                       19,508,272
OBLIGATIONS
(Cost $19,834,372)

COMMERCIAL MORTGAGE
SECURITIES - 17.3%



Bankers Trust II Series             5,000,000                       5,003,125
1999-S1A Class D, 8.0675%
2/28/14 (a)(c)

Bankers Trust REMIC Trust           959,113                         959,574
1988-1 Series 1998-S1A Class
F, 7.58% 11/28/02 (c)

CBM Funding Corp. sequential        2,300,000                       2,246,813
pay Series 1996-1  Class
A-3PI, 7.08% 11/1/07

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

                                   PRINCIPAL AMOUNT                VALUE (NOTE 1)

CS First Boston Mortgage           $ 2,000,000                     $ 1,846,250
Securities Corp. Series
1997-C2 Class D, 7.27%
1/17/35

Deutsche Mortgage & Asset           10,200,000                      9,066,844
Receiving Corp. Series
1998-C1 Class D, 7.231%
7/15/12

Federal Deposit Insurance           2,877,831                       2,845,905
Corp. REMIC Trust sequential
pay Series 1996-C1 Class 1A,
6.75% 7/25/26

GS Mortgage Securities Corp.
II:

Series 1998-GLII Class E,           1,600,000                       1,374,875
6.9698% 4/13/31 (a)(c)

Series 1999-GSFL II Class F,        4,500,000                       4,440,235
7.6634% 11/13/13 (a)(c)

Nomura Asset Securities Corp.       15,000,000                      13,509,375
Series 1998-D6 Class A4,
7.1288% 3/17/28 (c)

Nomura Depositor Trust
floater Series 1998-ST1A:

Class A-4, 6.9038% 2/15/34          7,900,000                       7,639,547
(a)(c)

Class A-5, 7.2538% 2/15/34          5,278,196                       5,067,068
(a)(c)

Structured Asset Securities         3,192,522                       2,976,528
Corp. Series 1992-M1 Class
C, 7.05% 11/25/02

Thirteen Affiliates of              18,200,000                      16,960,837
General Growth Properties,
Inc. Series 1 Class D-1,
6.917% 12/15/07 (a)

TOTAL COMMERCIAL MORTGAGE                                           73,936,976
SECURITIES
(Cost $78,065,657)


CASH EQUIVALENTS - 2.0%

                                   MATURITY AMOUNT

Investments in repurchase         $ 8,728,258                      8,724,000
agreements (U.S. Government
Obligations), in a joint
trading account at 5.86%,
dated 4/28/00 due 5/1/00
(Cost $8,724,000)

TOTAL INVESTMENT PORTFOLIO -                                       449,051,214
104.8%
(Cost $463,964,483)

NET OTHER ASSETS - (4.8)%                                         (20,617,199)

NET ASSETS - 100%                                                $ 428,434,015


LEGEND

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $40,485,687 or 9.4% of net assets.

(b) Security purchased on a delayed delivery or when-issued basis.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

INCOME TAX INFORMATION

At April 30, 2000, the aggregate cost of investment securities for income tax purposes was $464,042,874. Net unrealized depreciation aggregated $14,991,660, of which $1,347,147 related to appreciated investment securities and $16,338,807 related to depreciated investment securities.

At October 31, 1999, the fund had a capital loss carryforward of approximately $5,050,000, all of which will expire on October 31, 2007.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                   APRIL 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                    $ 449,051,214
value (including repurchase
agreements of $8,724,000)
(cost $463,964,483) -  See
accompanying schedule

Commitment to sell securities   $ (15,380,000)
on a delayed delivery basis

Receivable for securities        15,560,000      180,000
sold on a delayed delivery
basis

Receivable for investments                       216,711
sold, regular delivery

Cash                                             35,249

Receivable for fund shares                       355,108
sold

Interest receivable                              2,900,904

 TOTAL ASSETS                                    452,739,186

LIABILITIES

Payable for investments          23,049,492
purchased on a  delayed
delivery basis

Payable for fund shares          580,408
redeemed

Distributions payable            394,203

Accrued management fee           154,072

Distribution fees payable        20,022

Other payables and accrued       106,974
expenses

 TOTAL LIABILITIES                               24,305,171

NET ASSETS                                      $ 428,434,015

Net Assets consist of:

Paid in capital                                 $ 450,641,604

Undistributed net investment                     636,970
income

Accumulated undistributed net                    (8,111,290)
realized gain (loss)  on
investments

Net unrealized appreciation                      (14,733,269)
(depreciation) on investments

NET ASSETS                                      $ 428,434,015

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
               APRIL 30, 2000 (UNAUDITED)

CALCULATION OF MAXIMUM             $10.27
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($4,150,788 (divided by)
403,999 shares)

Maximum offering price per         $10.78
share (100/95.25 of $10.27)

CLASS T: NET ASSET VALUE and       $10.28
redemption price per share
($25,695,229 (divided by)
2,499,316 shares)

Maximum offering price per         $10.65
share (100/96.50 of $10.28)

CLASS B: NET ASSET VALUE and       $10.27
offering price per share
($18,878,803 (divided by)
1,837,824 shares) A

INITIAL CLASS: NET ASSET           $10.29
VALUE, offering price and
redemption price   per share
($369,689,756 (divided by)
35,943,993 shares)

INSTITUTIONAL CLASS: NET           $10.27
ASSET VALUE, offering price
and redemption price   per
share ($10,019,439 (divided
by) 975,903 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                SIX MONTHS ENDED APRIL 30,
                                          2000 (UNAUDITED)

INVESTMENT INCOME                             $ 16,480,715
Interest

EXPENSES

Management fee                  $ 963,261

Transfer agent fees              393,883

Distribution fees                122,685

Accounting fees and expenses     74,577

Non-interested trustees'         691
compensation

Custodian fees and expenses      34,263

Registration fees                69,434

Audit                            25,540

Legal                            4,127

Miscellaneous                    1,806

 Total expenses before           1,690,267
reductions

 Expense reductions              (9,106)       1,681,161

NET INVESTMENT INCOME                          14,799,554

REALIZED AND UNREALIZED GAIN                   (2,941,058)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities           (4,884,058)

 Delayed delivery commitments    180,000       (4,704,058)

NET GAIN (LOSS)                                (7,645,116)

NET INCREASE (DECREASE) IN                    $ 7,154,438
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1999
                               2000 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 14,799,554                $ 30,638,885
income

 Net realized gain (loss)       (2,941,058)                 (5,620,586)

 Change in net unrealized       (4,704,058)                 (10,190,965)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     7,154,438                   14,827,334
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (16,064,557)                (30,183,549)
From net investment income

 From net realized gain         -                           (6,924,572)

 TOTAL DISTRIBUTIONS            (16,064,557)                (37,108,121)

Share transactions - net        (36,159,462)                (14,273,306)
increase (decrease)

  TOTAL INCREASE (DECREASE)     (45,069,581)                (36,554,093)
IN NET ASSETS

NET ASSETS

 Beginning of period            473,503,596                 510,057,689

 End of period (including      $ 428,434,015               $ 473,503,596
undistributed net investment
income of $636,970 and
$1,901,973, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                               SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                               (UNAUDITED)                      1999                     1998      1997 G      1997 F

SELECTED PER-SHARE DATA

Net asset value,  beginning    $ 10.480                         $ 10.960                 $ 11.020  $ 11.050    $ 10.830
of period

Income from Investment
Operations

Net investment income D         .328                             .646                     .669      .170        .268

Net realized and  unrealized    (.177)                           (.336)                   (.061)    .048        .224
gain (loss)

Total from investment           .151                             .310                     .608      .218        .492
operations

Less Distributions

From net investment income      (.361)                           (.640)                   (.638)    (.168)      (.272)

From net realized gain          -                                (.150)                   (.030)    (.080)      -

Total distributions             (.361)                           (.790)                   (.668)    (.248)      (.272)

Net asset value,  end of       $ 10.270                         $ 10.480                 $ 10.960  $ 11.020    $ 11.050
period

TOTAL RETURN B, C               1.48%                            2.93%                    5.65%     2.00%       4.61%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 4,151                          $ 3,090                  $ 1,865   $ 1,648     $ 1,586
(000 omitted)

Ratio of expenses to average    .90% A, E                        .90% E                   .90% E    .90% A, E   .90% A, E
net assets

Ratio of net investment         6.43% A                          6.09%                    6.01%     6.18% A     6.09% A
income to average net assets

Portfolio turnover rate         88% A                            183%                     262%      125% A      149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO JULY 31, 1997
G THREE MONTHS ENDED OCTOBER 31

FINANCIAL HIGHLIGHTS - CLASS T

                               SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                               (UNAUDITED)                      1999                    1998      1997 G       1997 F

SELECTED PER-SHARE DATA

Net asset value,  beginning    $ 10.480                         $ 10.960                $ 11.020  $ 11.050     $ 10.830
of period

Income from Investment
Operations

Net investment income D         .326                             .637                    .665      .167         .255

Net realized and  unrealized    (.171)                           (.338)                  (.063)    .048         .233
gain (loss)

Total from investment           .155                             .299                    .602      .215         .488
operations

Less Distributions

From net investment  income     (.355)                           (.629)                  (.632)    (.165)       (.268)

From net realized gain          -                                (.150)                  (.030)    (.080)       -

Total distributions             (.355)                           (.779)                  (.662)    (.245)       (.268)

Net asset value,  end of       $ 10.280                         $ 10.480                $ 10.960  $ 11.020     $ 11.050
period

TOTAL RETURN B, C               1.51%                            2.82%                   5.60%     1.98%        4.57%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 25,695                         $ 29,052                $ 19,103  $ 14,649     $ 12,193
(000 omitted)

Ratio of expenses to average    1.00% A, E                       1.00% E                 1.00% E   1.00% A, E   1.00% A, E
net assets

Ratio of net investment         6.33% A                          5.99%                   6.05%     6.10% A      5.99% A
income to average net assets

Portfolio turnover rate         88% A                            183%                    262%      125% A       149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO JULY 31, 1997
G THREE MONTHS ENDED OCTOBER 31

FINANCIAL HIGHLIGHTS - CLASS B

                                SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                (UNAUDITED)                      1999                   1998      1997 G       1997 F

SELECTED PER-SHARE DATA

Net asset value,  beginning     $ 10.480                         $ 10.950               $ 11.020  $ 11.040     $ 10.830
of period

Income from Investment
Operations

Net investment income D          .294                             .567                   .584      .142         .234

Net realized and  unrealized     (.180)                           (.324)                 (.064)    .065         .214
gain (loss)

Total from investment            .114                             .243                   .520      .207         .448
operations

Less Distributions

From net investment  income      (.324)                           (.563)                 (.560)    (.147)       (.238)

From net realized gain           -                                (.150)                 (.030)    (.080)       -

Total distributions              (.324)                           (.713)                 (.590)    (.227)       (.238)

Net asset value,  end of        $ 10.270                         $ 10.480               $ 10.950  $ 11.020     $ 11.040
period

TOTAL RETURN B, C                1.11%                            2.29%                  4.82%     1.90%        4.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 18,879                         $ 19,101               $ 7,840   $ 1,587      $ 823
(000 omitted)

Ratio of expenses to average     1.61% A                          1.62%                  1.65% E   1.65% A, E   1.65% A, E
net assets

Ratio of net investment          5.72% A                          5.37%                  5.37%     5.32% A      5.34% A
income to average  net assets

Portfolio turnover rate          88% A                            183%                   262%      125% A       149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO JULY 31, 1997
G THREE MONTHS ENDED OCTOBER 31

 FINANCIAL HIGHLIGHTS -          SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,
INITIAL CLASS

                                 (UNAUDITED)                      1999                     1998       1997 F     1997  G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.490                         $ 10.970                 $ 11.020   $ 11.050   $ 10.780
period

Income from Investment
Operations

Net investment income             .342 D                           .674 D                   .700 D     .176 D     .678 D

Net realized and unrealized       (.172)                           (.342)                   (.056)     .047       .391
gain (loss)

Total from investment             .170                             .332                     .644       .223       1.069
operations

Less Distributions

From net investment income        (.370)                           (.662)                   (.664)     (.173)     (.689)

From net realized gain            -                                (.150)                   (.030)     (.080)     (.110)

In excess of net realized gain    -                                -                        -          -          -

Total distributions               (.370)                           (.812)                   (.694)     (.253)     (.799)

Net asset value, end of period   $ 10.290                         $ 10.490                 $ 10.970   $ 11.020   $ 11.050

TOTAL RETURN B, C                 1.67%                            3.14%                    5.99%      2.05%      10.34%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 369,690                        $ 406,839                $ 459,212  $ 494,304  $ 506,113
(000 omitted)

Ratio of expenses to average      .69%  A                          .70%                     .71%       .72% A     .73%
net assets

Ratio of expenses to average      .69%  A                          .70%                     .71%       .72% A     .73%
net assets after  expense
reductions

Ratio of net investment           6.64%  A                         6.29%                    6.34%      6.36% A    6.26%
income to average net assets

Portfolio turnover rate           88%  A                           183%                     262%       125% A     149%



 FINANCIAL HIGHLIGHTS -          YEARS ENDED OCTOBER 31,
INITIAL CLASS

                                 1996  G    1995  G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.890   $ 10.580
period

Income from Investment
Operations

Net investment income             .729       .772

Net realized and unrealized       (.015)     .325
gain (loss)

Total from investment             .714       1.097
operations

Less Distributions

From net investment income        (.724)     (.737)

From net realized gain            (.100)     -

In excess of net realized gain    -          (.050)

Total distributions               (.824)     (.787)

Net asset value, end of period   $ 10.780   $ 10.890

TOTAL RETURN B, C                 6.72%      10.88%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 488,162  $ 416,241
(000 omitted)

Ratio of expenses to average      .74%       .77%
net assets

Ratio of expenses to average      .73% E     .77%
net assets after  expense
reductions

Ratio of net investment           6.75%      7.37%
income to average net assets

Portfolio turnover rate           221%       329%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F FOR THE THREE MONTHS ENDED OCTOBER 31
G FOR THE YEAR ENDED JULY 31
SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                (UNAUDITED)                      1999                     1998      1997 H      1997G

SELECTED PER-SHARE DATA

Net asset value,  beginning     $ 10.470                         $ 10.950                 $ 11.010  $ 11.040    $ 10.830
of period

Income from Investment
Operations

Net investment income D          .340                             .669                     .693      .172        .263

Net realized and  unrealized     (.170)                           (.343)                   (.063)    .050        .226
gain (loss)

Total from investment            .170                             .326                     .630      .222        .489
operations

Less Distributions

From net investment  income      (.370)                           (.656)                   (.660)    (.172)      (.279)

From net realized gain           -                                (.150)                   (.030)    (.080)      -

Total distributions              (.370)                           (.806)                   (.690)    (.252)      (.279)

Net asset value,  end of        $ 10.270                         $ 10.470                 $ 10.950  $ 11.010    $ 11.040
period

TOTAL RETURN B, C                1.66%                            3.09%                    5.86%     2.05%       4.59%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 10,019                         $ 15,422                 $ 22,038  $ 19,718    $ 13,177
(000 omitted)

Ratio of expenses to  average    .74% A                           .75% E                   .75% E    .75% A, E   .75% A, E
net assets

Ratio of expenses to  average    .73% A, F                        .75%                     .75%      .75% A      .70% A, F
net assets after expense
reductions

Ratio of net investment          6.60% A                          6.24%                    6.30%     6.35% A     6.29% A
income to average  net assets

Portfolio turnover rate          88% A                            183%                     262%      125% A      149%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JULY 31, 1997
H THREE MONTHS ENDED OCTOBER 31

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures transactions, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to

2. OPERATING POLICIES - CONTINUED

DELAYED DELIVERY TRANSACTIONS - CONTINUED

purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $200,462,044 and $231,485,190, respectively, of which U.S. government and government agency obligations aggregated $188,439,822 and $213,483,079, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 2,547      $ 0

CLASS T    34,244       1,580

CLASS B    85,894       62,156

          $ 122,685    $ 63,736

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates ranging from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 11,799     $ 2,734

CLASS T    19,343       6,877

CLASS B    41,401       41,401*

          $ 72,543     $ 51,012

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B, and Institutional Class Shares. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class Shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

                       AMOUNT     % OF AVERAGE NET ASSETS*

CLASS A                $ 4,116    .24

CLASS T                 34,562    .25

CLASS B                 17,846    .19

INITIAL CLASS           319,867   .17

INSTITUTIONAL CLASS     17,492    .21

                       $ 393,883

* ANNUALIZED

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

          FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A   .90%                     $ 296

CLASS T   1.00%                     3,641

                                   $ 3,937

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $5,169 under the custodian arrangement.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                            SIX MONTHS ENDED  YEAR ENDED OCTOBER 31,
                             APRIL 30,

                            2000              1999

FROM NET INVESTMENT INCOME

Class A                     $ 118,171         $ 153,223

Class T                      942,284           1,450,107

Class B                      599,674           724,614

Initial Class                13,820,612        26,727,640

Institutional Class          583,816           1,127,965

Total                       $ 16,064,557      $ 30,183,549

FROM NET REALIZED GAIN

Class A                     $ -               $ 26,293

Class T                      -                 278,709

Class B                      -                 132,050

Initial Class                -                 6,182,269

Institutional Class          -                 305,251

Total                       $ -               $ 6,924,572

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods were as follows:

                                SHARES                                              DOLLARS

                                SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,  SIX MONTHS ENDED APRIL 30,

                                2000                        1999                    2000



CLASS A Shares sold                                          233,326                $ 1,556,559
                                 150,089

Reinvestment of distributions    8,606                       11,952                  88,693

Shares redeemed                  (49,692)                    (120,472)               (512,298)

Net increase (decrease)          109,003                     124,806                $ 1,132,954

CLASS T Shares sold              497,899                     2,003,369              $ 5,147,178

Reinvestment of distributions    81,508                      148,336                 840,877

Shares redeemed                  (851,733)                   (1,122,570)             (8,780,957)

Net increase (decrease)          (272,326)                   1,029,135              $ (2,792,902)

CLASS B Shares sold              348,517                     1,505,268              $ 3,610,689

Reinvestment of distributions    44,121                      63,855                  454,806

Shares redeemed                  (378,214)                   (461,420)               (3,896,947)

Net increase (decrease)          14,424                      1,107,703              $ 168,548

INITIAL CLASS Shares sold        1,600,812                   3,914,002              $ 16,541,648

Reinvestment of distributions    1,079,535                   2,515,203               11,140,746

Shares redeemed                  (5,534,245)                 (9,502,966)             (57,155,406)

Net increase (decrease)          (2,853,898)                 (3,073,761)            $ (29,473,012)

INSTITUTIONAL CLASS Shares       735,644                     667,600                $ 7,541,803
sold

Reinvestment of distributions    27,649                      70,535                  284,726

Shares redeemed                  (1,260,679)                 (1,277,677)             (13,021,579)

Net increase (decrease)          (497,386)                   (539,542)              $ (5,195,050)



                                DOLLARS

                                YEAR ENDED OCTOBER 31,

                                1999



CLASS A Shares sold             $ 2,488,784


Reinvestment of distributions    127,329

Shares redeemed                  (1,280,382)

Net increase (decrease)         $ 1,335,731

CLASS T Shares sold             $ 21,386,352

Reinvestment of distributions    1,582,559

Shares redeemed                  (11,947,707)

Net increase (decrease)         $ 11,021,204

CLASS B Shares sold             $ 16,049,817

Reinvestment of distributions    679,689

Shares redeemed                  (4,891,488)

Net increase (decrease)         $ 11,838,018

INITIAL CLASS Shares sold       $ 41,964,545

Reinvestment of distributions    26,913,754

Shares redeemed                  (101,601,425)

Net increase (decrease)         $ (32,723,126)

INSTITUTIONAL CLASS Shares      $ 7,141,162
sold

Reinvestment of distributions    754,625

Shares redeemed                  (13,640,920)

Net increase (decrease)         $ (5,745,133)


MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FAST(registered trademark))

1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Investment Money
Management Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research
 (Far East) Inc.
Fidelity Investment Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Dwight D. Churchill, Vice President
David L. Murphy, Vice President
Thomas J. Silvia, Vice President
Stanley N. Griffith, Assistant Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Michael Cook
Abigail P. Johnson

* INDEPENDENT TRUSTEES

MOR-SANN-0600  103941
1.703537.102

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Government Income
High Income
Intermediate Bond
Intermediate Government Income
International Bond
Investment Grade Bond
New Markets Income
Short-Term Bond
Spartan Government Income
Spartan Investment Grade Bond
Strategic Income
Target TimelineSM  2001 & 2003

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FAST(registered trademark))  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com



FIDELITY(REGISTERED TRADEMARK) ADVISOR
SHORT FIXED-INCOME
FUND - CLASS A, CLASS T AND CLASS C

SEMIANNUAL REPORT
APRIL 30, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             15  The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    18  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           19  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  31  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 39  Notes to the financial
                          statements.



Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)
DEAR SHAREHOLDER:

New indicators of accelerating inflation led to a sharp downturn in equity markets, as the Dow Jones Industrial Average, NASDAQ and S&P 500(Registered trademark) each suffered its worst single-session point decline in history on April 14. Volatility ruled the remainder of the month, with equity markets experiencing both strong rallies and broad sell-offs. Inflation-sensitive Treasuries experienced similar volatility, as prices for the bellwether 10-year note edged lower throughout the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR SHORT FIXED-INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.15% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY(REGISTERED            1.77%          3.01%        30.21%        82.46%
TRADEMARK) ADV SHORT
FIXED-INCOME - CL A

FIDELITY ADV SHORT             0.24%          1.46%        28.26%        79.72%
FIXED-INCOME - CL A  (INCL.
1.50% SALES CHARGE)

LB 1-3 Year Govt/Corp          1.79%          3.56%        33.58%        90.60%

Short Investment Grade Debt    1.73%          2.93%        30.51%        86.07%
Funds Average


CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Lehman Brothers 1-3 Year Government/Corporate Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and three years. To measure how Class A's performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 115 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV SHORT             3.01%        5.42%         6.20%
FIXED-INCOME - CL A

FIDELITY ADV SHORT             1.46%        5.10%         6.04%
FIXED-INCOME - CL A  (INCL.
1.50% SALES CHARGE)

LB 1-3 Year Govt/Corp          3.56%        5.96%         6.66%

Short Investment Grade Debt    2.93%        5.46%         6.39%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Short Fixed-Inc -CL A    LB 1-3 Year Govt/Corp
             00263                       LB013
  1990/04/30       9850.00                    10000.00
  1990/05/31      10004.80                    10154.53
  1990/06/30      10082.21                    10261.88
  1990/07/31      10201.61                    10386.20
  1990/08/31      10185.28                    10423.04
  1990/09/30      10210.68                    10501.23
  1990/10/31      10184.62                    10609.64
  1990/11/30      10248.76                    10713.28
  1990/12/31      10345.45                    10838.66
  1991/01/31      10314.35                    10936.73
  1991/02/28      10421.36                    11015.72
  1991/03/31      10607.46                    11095.77
  1991/04/30      10761.86                    11204.44
  1991/05/31      10871.70                    11274.42
  1991/06/30      10924.84                    11316.30
  1991/07/31      10999.90                    11415.70
  1991/08/31      11184.55                    11570.49
  1991/09/30      11300.25                    11695.07
  1991/10/31      11426.39                    11820.98
  1991/11/30      11541.97                    11940.52
  1991/12/31      11728.77                    12121.03
  1992/01/31      11776.87                    12108.57
  1992/02/29      11856.26                    12147.00
  1992/03/31      11911.61                    12144.35
  1992/04/30      11988.87                    12255.41
  1992/05/31      12113.16                    12370.19
  1992/06/30      12224.49                    12496.62
  1992/07/31      12376.51                    12643.20
  1992/08/31      12481.61                    12745.25
  1992/09/30      12584.84                    12865.85
  1992/10/31      12504.97                    12788.45
  1992/11/30      12510.80                    12770.43
  1992/12/31      12620.85                    12891.03
  1993/01/31      12812.11                    13028.60
  1993/02/28      12967.99                    13134.89
  1993/03/31      13051.25                    13177.57
  1993/04/30      13117.30                    13260.26
  1993/05/31      13172.98                    13230.05
  1993/06/30      13305.25                    13330.24
  1993/07/31      13383.95                    13360.72
  1993/08/31      13515.26                    13472.58
  1993/09/30      13561.94                    13516.05
  1993/10/31      13646.38                    13547.59
  1993/11/30      13702.53                    13551.57
  1993/12/31      13819.08                    13606.44
  1994/01/31      13905.30                    13693.11
  1994/02/28      13791.82                    13610.15
  1994/03/31      13475.93                    13540.17
  1994/04/30      13404.88                    13488.75
  1994/05/31      13485.59                    13507.04
  1994/06/30      13379.46                    13542.56
  1994/07/31      13501.49                    13665.81
  1994/08/31      13611.10                    13711.93
  1994/09/30      13605.87                    13681.45
  1994/10/31      13616.25                    13712.73
  1994/11/30      13639.63                    13655.21
  1994/12/31      13353.49                    13681.18
  1995/01/31      13452.84                    13869.11
  1995/02/28      13619.53                    14061.02
  1995/03/31      13691.13                    14140.80
  1995/04/30      13802.59                    14268.83
  1995/05/31      14050.93                    14515.86
  1995/06/30      14117.09                    14594.85
  1995/07/31      14169.09                    14653.17
  1995/08/31      14253.25                    14741.96
  1995/09/30      14321.65                    14814.85
  1995/10/31      14439.91                    14937.84
  1995/11/30      14557.06                    15066.40
  1995/12/31      14664.13                    15180.64
  1996/01/31      14772.06                    15310.52
  1996/02/29      14720.95                    15252.21
  1996/03/31      14693.48                    15241.07
  1996/04/30      14695.27                    15256.45
  1996/05/31      14727.36                    15291.70
  1996/06/30      14835.08                    15403.56
  1996/07/31      14880.91                    15463.46
  1996/08/31      14927.35                    15520.45
  1996/09/30      15050.83                    15662.52
  1996/10/31      15211.27                    15839.32
  1996/11/30      15321.07                    15958.07
  1996/12/31      15269.31                    15960.72
  1997/01/31      15332.97                    16037.85
  1997/02/28      15374.25                    16077.61
  1997/03/31      15356.34                    16065.15
  1997/04/30      15484.53                    16196.89
  1997/05/31      15581.76                    16310.07
  1997/06/30      15677.65                    16423.52
  1997/07/31      15860.26                    16605.88
  1997/08/31      15873.45                    16621.52
  1997/09/30      15986.31                    16749.54
  1997/10/31      16068.98                    16870.15
  1997/11/30      16117.45                    16912.56
  1997/12/31      16219.28                    17024.15
  1998/01/31      16422.98                    17188.49
  1998/02/28      16441.46                    17205.71
  1998/03/31      16500.26                    17272.78
  1998/04/30      16557.37                    17358.39
  1998/05/31      16652.80                    17452.75
  1998/06/30      16725.49                    17542.87
  1998/07/31      16803.81                    17624.51
  1998/08/31      16917.86                    17827.29
  1998/09/30      17120.45                    18067.17
  1998/10/31      17125.67                    18145.36
  1998/11/30      17129.26                    18141.91
  1998/12/31      17207.57                    18212.16
  1999/01/31      17304.47                    18290.08
  1999/02/28      17250.05                    18212.95
  1999/03/31      17370.38                    18341.96
  1999/04/30      17447.40                    18404.83
  1999/05/31      17418.21                    18386.04
  1999/06/30      17441.10                    18444.27
  1999/07/31      17467.24                    18497.10
  1999/08/31      17492.78                    18545.69
  1999/09/30      17612.93                    18670.48
  1999/10/31      17660.11                    18725.72
  1999/11/30      17686.53                    18767.20
  1999/12/31      17735.02                    18786.55
  2000/01/31      17745.30                    18786.43
  2000/02/29      17870.08                    18916.81
  2000/03/31      17942.27                    19023.77
  2000/04/28      17972.36                    19060.38
IMATRL PRASUN   SHR__CHT 20000430 20000522 132035 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short Fixed-Income Fund - Class A on April 30, 1990, and the current 1.50% sales charge was paid. As the chart shows, by April 30, 2000, the value of the investment would have grown to $17,972 - a 79.72% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $19,060 - a 90.60% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the share
price, return and yield of a
fund that invests in bonds will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS

                   SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,                  SEPTEMBER 3, 1996
                                                                                        (COMMENCEMENT OF SALE OF
                                                                                        CLASS A SHARES) TO OCTOBER 31,

                   2000                        1999                      1998   1997    1996

Dividend returns   2.97%                       5.57%                     5.83%  6.28%   0.99%

Capital returns    -1.20%                      -2.45%                    0.75%  -0.64%  0.86%

Total returns      1.77%                       3.12%                     6.58%  5.64%   1.85%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 2000   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            4.52(cents)   26.96(cents)   53.08(cents)

Annualized dividend rate       6.06%         5.95%          5.81%

30-day annualized yield        6.52%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.08 over the past one month, $9.09 over the past six months, and $9.14 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 1.50% sales charge.

FIDELITY ADVISOR SHORT FIXED-INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV SHORT             1.87%          3.08%        30.57%        82.96%
FIXED-INCOME - CL T

FIDELITY ADV SHORT             0.34%          1.53%        28.61%        80.22%
FIXED-INCOME - CL T  (INCL.
1.50% SALES CHARGE)

LB 1-3 Year Govt/Corp          1.79%          3.56%        33.58%        90.60%

Short Investment Grade Debt    1.73%          2.93%        30.51%        86.07%
Funds Average


CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Lehman Brothers 1-3 Year Government/Corporate Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and three years. To measure how Class T's performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 115 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV SHORT             3.08%        5.48%         6.23%
FIXED-INCOME - CL T

FIDELITY ADV SHORT             1.53%        5.16%         6.07%
FIXED-INCOME - CL T  (INCL.
1.50% SALES CHARGE)

LB 1-3 Year Govt/Corp          3.56%        5.96%         6.66%

Short Investment Grade Debt    2.93%        5.46%         6.39%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Short Fixed-Inc -CL T    LB 1-3 Year Govt/Corp
             00173                       LB013
  1990/04/30       9850.00                    10000.00
  1990/05/31      10004.80                    10154.53
  1990/06/30      10082.21                    10261.88
  1990/07/31      10201.61                    10386.20
  1990/08/31      10185.28                    10423.04
  1990/09/30      10210.68                    10501.23
  1990/10/31      10184.62                    10609.64
  1990/11/30      10248.76                    10713.28
  1990/12/31      10345.45                    10838.66
  1991/01/31      10314.35                    10936.73
  1991/02/28      10421.36                    11015.72
  1991/03/31      10607.46                    11095.77
  1991/04/30      10761.86                    11204.44
  1991/05/31      10871.70                    11274.42
  1991/06/30      10924.84                    11316.30
  1991/07/31      10999.90                    11415.70
  1991/08/31      11184.55                    11570.49
  1991/09/30      11300.25                    11695.07
  1991/10/31      11426.39                    11820.98
  1991/11/30      11541.97                    11940.52
  1991/12/31      11728.77                    12121.03
  1992/01/31      11776.87                    12108.57
  1992/02/29      11856.26                    12147.00
  1992/03/31      11911.61                    12144.35
  1992/04/30      11988.87                    12255.41
  1992/05/31      12113.16                    12370.19
  1992/06/30      12224.49                    12496.62
  1992/07/31      12376.51                    12643.20
  1992/08/31      12481.61                    12745.25
  1992/09/30      12584.84                    12865.85
  1992/10/31      12504.97                    12788.45
  1992/11/30      12510.80                    12770.43
  1992/12/31      12620.85                    12891.03
  1993/01/31      12812.11                    13028.60
  1993/02/28      12967.99                    13134.89
  1993/03/31      13051.25                    13177.57
  1993/04/30      13117.30                    13260.26
  1993/05/31      13172.98                    13230.05
  1993/06/30      13305.25                    13330.24
  1993/07/31      13383.95                    13360.72
  1993/08/31      13515.26                    13472.58
  1993/09/30      13561.94                    13516.05
  1993/10/31      13646.38                    13547.59
  1993/11/30      13702.53                    13551.57
  1993/12/31      13819.08                    13606.44
  1994/01/31      13905.30                    13693.11
  1994/02/28      13791.82                    13610.15
  1994/03/31      13475.93                    13540.17
  1994/04/30      13404.88                    13488.75
  1994/05/31      13485.59                    13507.04
  1994/06/30      13379.46                    13542.56
  1994/07/31      13501.49                    13665.81
  1994/08/31      13611.10                    13711.93
  1994/09/30      13605.87                    13681.45
  1994/10/31      13616.25                    13712.73
  1994/11/30      13639.63                    13655.21
  1994/12/31      13353.49                    13681.18
  1995/01/31      13452.84                    13869.11
  1995/02/28      13619.53                    14061.02
  1995/03/31      13691.13                    14140.80
  1995/04/30      13802.59                    14268.83
  1995/05/31      14050.93                    14515.86
  1995/06/30      14117.09                    14594.85
  1995/07/31      14169.09                    14653.17
  1995/08/31      14253.25                    14741.96
  1995/09/30      14321.65                    14814.85
  1995/10/31      14439.91                    14937.84
  1995/11/30      14557.06                    15066.40
  1995/12/31      14664.13                    15180.64
  1996/01/31      14772.06                    15310.52
  1996/02/29      14720.95                    15252.21
  1996/03/31      14693.48                    15241.07
  1996/04/30      14695.27                    15256.45
  1996/05/31      14727.36                    15291.70
  1996/06/30      14835.08                    15403.56
  1996/07/31      14880.91                    15463.46
  1996/08/31      14927.35                    15520.45
  1996/09/30      15067.08                    15662.52
  1996/10/31      15227.59                    15839.32
  1996/11/30      15337.34                    15958.07
  1996/12/31      15334.97                    15960.72
  1997/01/31      15398.71                    16037.85
  1997/02/28      15439.95                    16077.61
  1997/03/31      15422.19                    16065.15
  1997/04/30      15550.49                    16196.89
  1997/05/31      15648.03                    16310.07
  1997/06/30      15743.95                    16423.52
  1997/07/31      15927.35                    16605.88
  1997/08/31      15941.49                    16621.52
  1997/09/30      16037.47                    16749.54
  1997/10/31      16136.66                    16870.15
  1997/11/30      16182.19                    16912.56
  1997/12/31      16282.10                    17024.15
  1998/01/31      16434.38                    17188.49
  1998/02/28      16456.04                    17205.71
  1998/03/31      16504.50                    17272.78
  1998/04/30      16585.04                    17358.39
  1998/05/31      16686.77                    17452.75
  1998/06/30      16748.83                    17542.87
  1998/07/31      16830.17                    17624.51
  1998/08/31      16945.77                    17827.29
  1998/09/30      17149.86                    18067.17
  1998/10/31      17156.31                    18145.36
  1998/11/30      17159.81                    18141.91
  1998/12/31      17238.84                    18212.16
  1999/01/31      17336.94                    18290.08
  1999/02/28      17281.83                    18212.95
  1999/03/31      17422.44                    18341.96
  1999/04/30      17483.09                    18404.83
  1999/05/31      17450.89                    18386.04
  1999/06/30      17492.31                    18444.27
  1999/07/31      17518.05                    18497.10
  1999/08/31      17543.12                    18545.69
  1999/09/30      17663.37                    18670.48
  1999/10/31      17691.17                    18725.72
  1999/11/30      17736.21                    18767.20
  1999/12/31      17784.26                    18786.55
  2000/01/31      17774.98                    18786.43
  2000/02/29      17899.84                    18916.81
  2000/03/31      17991.91                    19023.77
  2000/04/28      18021.75                    19060.38
IMATRL PRASUN   SHR__CHT 20000430 20000522 133248 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short Fixed-Income Fund - Class T on April 30, 1990, and the current 1.50% sales charge was paid. As the chart shows, by April 30, 2000, the value of the investment would have grown to $18,022 - an 80.22% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Corporate Bond Index did over the same period. With dividends, and capital gains, if any, reinvested, the same $10,000 would have grown to $19,060 - a 90.60% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the share
price, return and yield of a
fund that invests in bonds will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS

                   SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,

                   2000                        1999                     1998   1997    1996    1995

Dividend returns   2.96%                       5.57%                    6.00%  6.29%   6.40%   6.16%

Capital returns    -1.09%                      -2.45%                   0.32%  -0.32%  -0.95%  -0.11%

Total returns      1.87%                       3.12%                    6.32%  5.97%   5.45%   6.05%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 2000   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            4.51(cents)   26.87(cents)   52.74(cents)

Annualized dividend rate       6.04%         5.92%          5.76%

30-day annualized yield        6.47%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.09 over the past one month, $9.10 over the past six months, and $9.15 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 1.50% sales charge.

FIDELITY ADVISOR SHORT FIXED-INCOME FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns prior to November 3, 1997 are those of Class T, the original class of the fund, and reflect Class T shares' 0.15% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past six month, past one year, past five year and past 10 year total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV SHORT             1.33%          2.08%        27.77%        79.03%
FIXED-INCOME - CL C

FIDELITY ADV SHORT             0.35%          1.11%        27.77%        79.03%
FIXED-INCOME - CL C  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

LB 1-3 Year Govt/Corp          1.79%          3.56%        33.58%        90.60%

Short Investment Grade Debt    1.73%          2.93%        30.51%        86.07%
Funds Average


CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Lehman Brothers 1-3 Year Government/Corporate Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and three years. To measure how Class C's performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 115 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV SHORT             2.08%        5.02%         6.00%
FIXED-INCOME - CL C

FIDELITY ADV SHORT             1.11%        5.02%         6.00%
FIXED-INCOME - CL C  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

LB 1-3 Year Govt/Corp          3.56%        5.96%         6.66%

Short Investment Grade Debt    2.93%        5.46%         6.39%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Short Fixed-Inc -CL C    LB 1-3 Year Govt/Corp
             00526                       LB013
  1990/04/30      10000.00                    10000.00
  1990/05/31      10157.16                    10154.53
  1990/06/30      10235.74                    10261.88
  1990/07/31      10356.96                    10386.20
  1990/08/31      10340.39                    10423.04
  1990/09/30      10366.17                    10501.23
  1990/10/31      10339.71                    10609.64
  1990/11/30      10404.84                    10713.28
  1990/12/31      10503.00                    10838.66
  1991/01/31      10471.42                    10936.73
  1991/02/28      10580.06                    11015.72
  1991/03/31      10768.99                    11095.77
  1991/04/30      10925.75                    11204.44
  1991/05/31      11037.26                    11274.42
  1991/06/30      11091.21                    11316.30
  1991/07/31      11167.41                    11415.70
  1991/08/31      11354.87                    11570.49
  1991/09/30      11472.34                    11695.07
  1991/10/31      11600.39                    11820.98
  1991/11/30      11717.74                    11940.52
  1991/12/31      11907.38                    12121.03
  1992/01/31      11956.21                    12108.57
  1992/02/29      12036.82                    12147.00
  1992/03/31      12093.01                    12144.35
  1992/04/30      12171.44                    12255.41
  1992/05/31      12297.62                    12370.19
  1992/06/30      12410.65                    12496.62
  1992/07/31      12564.98                    12643.20
  1992/08/31      12671.68                    12745.25
  1992/09/30      12776.49                    12865.85
  1992/10/31      12695.40                    12788.45
  1992/11/30      12701.32                    12770.43
  1992/12/31      12813.05                    12891.03
  1993/01/31      13007.22                    13028.60
  1993/02/28      13165.47                    13134.89
  1993/03/31      13250.01                    13177.57
  1993/04/30      13317.06                    13260.26
  1993/05/31      13373.58                    13230.05
  1993/06/30      13507.87                    13330.24
  1993/07/31      13587.77                    13360.72
  1993/08/31      13721.07                    13472.58
  1993/09/30      13768.47                    13516.05
  1993/10/31      13854.19                    13547.59
  1993/11/30      13911.20                    13551.57
  1993/12/31      14029.52                    13606.44
  1994/01/31      14117.05                    13693.11
  1994/02/28      14001.85                    13610.15
  1994/03/31      13681.14                    13540.17
  1994/04/30      13609.01                    13488.75
  1994/05/31      13690.95                    13507.04
  1994/06/30      13583.20                    13542.56
  1994/07/31      13707.10                    13665.81
  1994/08/31      13818.38                    13711.93
  1994/09/30      13813.06                    13681.45
  1994/10/31      13823.60                    13712.73
  1994/11/30      13847.34                    13655.21
  1994/12/31      13556.84                    13681.18
  1995/01/31      13657.71                    13869.11
  1995/02/28      13826.94                    14061.02
  1995/03/31      13899.62                    14140.80
  1995/04/30      14012.78                    14268.83
  1995/05/31      14264.90                    14515.86
  1995/06/30      14332.07                    14594.85
  1995/07/31      14384.87                    14653.17
  1995/08/31      14470.30                    14741.96
  1995/09/30      14539.75                    14814.85
  1995/10/31      14659.81                    14937.84
  1995/11/30      14778.74                    15066.40
  1995/12/31      14887.44                    15180.64
  1996/01/31      14997.02                    15310.52
  1996/02/29      14945.13                    15252.21
  1996/03/31      14917.24                    15241.07
  1996/04/30      14919.05                    15256.45
  1996/05/31      14951.63                    15291.70
  1996/06/30      15060.99                    15403.56
  1996/07/31      15107.52                    15463.46
  1996/08/31      15154.67                    15520.45
  1996/09/30      15296.53                    15662.52
  1996/10/31      15459.48                    15839.32
  1996/11/30      15570.90                    15958.07
  1996/12/31      15568.49                    15960.72
  1997/01/31      15633.20                    16037.85
  1997/02/28      15675.07                    16077.61
  1997/03/31      15657.04                    16065.15
  1997/04/30      15787.30                    16196.89
  1997/05/31      15886.33                    16310.07
  1997/06/30      15983.71                    16423.52
  1997/07/31      16169.90                    16605.88
  1997/08/31      16184.25                    16621.52
  1997/09/30      16281.69                    16749.54
  1997/10/31      16382.40                    16870.15
  1997/11/30      16397.78                    16912.56
  1997/12/31      16504.63                    17024.15
  1998/01/31      16646.94                    17188.49
  1998/02/28      16659.72                    17205.71
  1998/03/31      16713.05                    17272.78
  1998/04/30      16782.46                    17358.39
  1998/05/31      16855.31                    17452.75
  1998/06/30      16924.85                    17542.87
  1998/07/31      16976.61                    17624.51
  1998/08/31      17099.68                    17827.29
  1998/09/30      17275.39                    18067.17
  1998/10/31      17268.98                    18145.36
  1998/11/30      17279.44                    18141.91
  1998/12/31      17347.34                    18212.16
  1999/01/31      17415.30                    18290.08
  1999/02/28      17367.27                    18212.95
  1999/03/31      17473.17                    18341.96
  1999/04/30      17538.97                    18404.83
  1999/05/31      17493.05                    18386.04
  1999/06/30      17502.77                    18444.27
  1999/07/31      17514.95                    18497.10
  1999/08/31      17527.10                    18545.69
  1999/09/30      17634.68                    18670.48
  1999/10/31      17667.73                    18725.72
  1999/11/30      17680.89                    18767.20
  1999/12/31      17716.12                    18786.55
  2000/01/31      17714.48                    18786.43
  2000/02/29      17806.73                    18916.81
  2000/03/31      17886.11                    19023.77
  2000/04/28      17903.48                    19060.38
IMATRL PRASUN   SHR__CHT 20000430 20000522 134000 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short Fixed-Income Fund - Class C on April 30, 1990. As the chart shows, by April 30, 2000, the value of the investment would have grown to $17,903 - a 79.03% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $19,060 - a 90.60% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the share
price, return and yield of a
fund that invests in bonds will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS

                   SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,  NOVEMBER 3, 1997
                                                                       (COMMENCEMENT OF SALE OF
                                                                       CLASS C SHARES) TO OCTOBER 31,

                   2000                        1999                    1998

Dividend returns   2.53%                       4.66%                   5.06%

Capital returns    -1.20%                      -2.35%                  0.43%

Total returns      1.33%                       2.31%                   5.49%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 2000   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            3.88(cents)   23.06(cents)   44.77(cents)

Annualized dividend rate       5.19%         5.08%          4.89%

30-day annualized yield        5.73%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.09 over the past one month, $9.10 over the past six months and $9.15 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

The Federal Reserve Board delivered
three preemptive strikes against
inflation in the form of quarter-point
interest-rate hikes during the
six-month period ending April 30,
2000, creating a less than ideal
investment environment for bonds.
The Lehman Brothers Aggregate
Bond Index - a widely accepted
measure of taxable-bond
performance - returned only 1.42%
for the period. Treasuries felt the
heat early on, as investors shifted
their focus to high-flying equities or
higher-yielding spread sector
securities - namely corporate
bonds, mortgage securities and
government agencies - which
benefited from a favorable technical
environment. Strong housing
turnover and a fall-off in refinancing
activity spurred mortgages.
Lighter-than-expected supply
rallied corporates, while a
restructuring in the agency market
fueled those issues. However, these
factors were ignored beginning in
January when the U.S. Treasury
announced its intent to re-purchase
long-term debt and cut future
issuance. Treasury prices soared in
response - with their yields
spiraling lower - and with the help
of rising short-term interest rates,
spawned an inverted yield curve,
which occurs when short-term bonds
offer higher yields than their
longer-dated counterparts. Spread
sectors recoiled on the news, with
their yield spreads widening out
relative to Treasuries. The Lehman
Brothers Treasury Index, reflective of
the change in market leadership,
posted a return of 2.58% for the
six-month period, compared to the
Lehman Brothers Corporate Bond,
Mortgage-Backed Securities and
U.S. Agency indexes, which returned
0.11%, 1.26% and 1.16%,
respectively.

(photograph of Andrew Dudley)

An interview with Andrew Dudley, Portfolio Manager of Fidelity Advisor Short Fixed-Income Fund

Q. HOW DID THE FUND PERFORM, ANDY?

A. For the six months that ended April 30, 2000, the fund's Class A, Class T and Class C shares returned 1.77%, 1.87% and 1.33%, respectively. In comparison, the Lehman Brothers 1-3 Year Government/Corporate Bond Index returned 1.79% during the same time frame, while the short investment grade debt funds average return was 1.73%, as tracked by Lipper Inc. For the 12-month period that ended April 30, 2000, the fund's Class A, Class T and Class C shares returned 3.01%, 3.08% and 2.08%, respectively. The Lehman Brothers 1-3 Year Government/Corporate Bond Index returned 3.56%, while the short investment grade debt funds average was 2.93% for the 12-month period.

Q. WHAT FACTORS AFFECTED PERFORMANCE?

A. The fund's performance reflected the changing environment in the fixed-income market. As interest rates climbed in anticipation of the Federal Reserve Board's actions to tighten monetary policy by raising short-term rates, prices tended to decline, resulting in total returns that were less than the yields of short-term securities. The fund consistently emphasized spread sectors - such as government agencies, and corporate, asset-backed and mortgage-backed securities - that offered spread or yield advantages over Treasury securities. This emphasis contributed to competitive performance relative to the Lehman Brothers index. At the same time, our discipline of not trying to anticipate the direction of interest-rate changes helped the fund perform in line with the Lipper debt funds average.

Q. WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE SIX-MONTH
PERIOD?

A. The fixed-income markets were in transition. In late 1999, the spread sectors rebounded from a summer slump in which they underperformed Treasuries. This slump was caused by the heavy issuance of new corporate debt, concerns about potential Y2K problems and the reaction of mortgage spreads to market volatility. Sentiment reversed during the final two months of 1999 and in early January, as the spread sectors rebounded in relation to Treasuries. Since mid-January, however, spread sectors have underperformed Treasuries. The fixed-income markets became unsettled by questions about the pricing relationships between Treasury securities and the spread sectors. As the yield spreads between Treasuries and non-Treasuries widened, non-Treasuries suffered greater price losses. The negative impact caused by this transition, however, was not as large among shorter-maturity securities relative to longer-maturity securities.

Q. WHAT WERE YOUR PRINCIPAL STRATEGIES, ESPECIALLY WITH RESPECT TO ALLOCATIONS TO THE SPREAD SECTORS?

A. I continued to emphasize non-Treasury securities because their yield advantages could still deliver higher total returns by acting as a cushion to the Fed-related negative price action. At the end of the fiscal period, 49.7% of the fund's net assets were invested in corporate securities, with another 23.9% in asset-backed and mortgage-backed securities. Treasuries accounted for just 10.2% of net assets. I believed that because of the attractive values, particularly in high quality securities, investors would eventually return to them. Consistent with our style, we did not try to anticipate the direction of interest-rate changes, and we kept the fund's interest-rate sensitivity, or duration, close to that of the Lehman Brothers 1-3 Year Government/Corporate Index.

Q. DID ANY OTHER AREAS HURT PERFORMANCE?

A. Our security selection in the consumer retail sector detracted from performance. The market had become extremely sensitive to negative credit surprises, and we were hurt by securities that suffered dramatically in that environment.

Q. WHAT IS YOUR OUTLOOK?

A. I think the market is in for a rocky ride in spread sectors. We have entered a period of heightened volatility as the market tries to find a new equilibrium in the relationship between the prices of Treasuries and of non-Treasuries. While spread products have recently underperformed Treasuries, I don't think this trend will be prolonged. Spread widening creates valuations that eventually attract investors back to those securities. Short-term volatility can bring opportunities to invest in securities that are mispriced in relation to their underlying value. In this changing environment, I believe we can find attractive opportunities among non-Treasury securities that have investment value not reflected in the current market.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high current income,
consistent with preservation of
capital, by investing primarily
in a broad range of
investment-grade, fixed-income
securities

START DATE: September 16,
1987

SIZE: as of April 30, 2000,
more than $290 million

MANAGER: Andrew Dudley,
since 1997; joined Fidelity
in 1996


ANDREW DUDLEY ON CHANGING
ASSUMPTIONS IN THE
FIXED-INCOME MARKET:

"During recent years, the market has
operated on relatively stable
assumptions about the long-term
relationships between Treasuries
and spread products. However,
several developments have raised
questions about the validity of the
traditional assumptions. First,
federal budget surpluses have meant
there is less need for government
borrowing. This translates into
reduced supply of Treasuries, which
has altered the perceived
supply/demand relationship and
supported the prices of these
securities. At the same time,
support seems to be growing for a
re-evaluation of the implied
government guarantees behind
agency securities, including those
issued by Fannie Mae and Freddie
Mac. This has created doubts about
pricing for agency securities and
encouraged spread volatility.
Meanwhile, equity market volatility
and relatively weak demand for
so-called old economy stocks has
had an impact on the market's
perception of credit quality. Some
large-cap, old economy companies
have marginally increased their
borrowing in order to buoy equity
performance, often funding stock
buy-back programs with new debt.
While this trend is in the interests
of shareholders, it has
undermined the relative pricing of
corporate bonds.

"Together, all these factors are
changing the dynamics of the
relationships between the prices of
Treasury and non-Treasury
securities and contributing to the
underperformance of the latter. In
the long run, I think the market will
move to a new equilibrium, but it
doesn't appear that we've reached
that place yet."

INVESTMENT CHANGES



QUALITY DIVERSIFICATION AS OF
APRIL 30, 2000

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                        MONTHS AGO

Aaa                             35.1                     39.4

Aa                              4.4                      5.1

A                               17.8                     17.5

Baa                             36.5                     32.7

Ba and Below                    0.7                      1.9

Not Rated                       0.3                      0.4


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P(registered trademark) RATINGS. SECURITIES RATED AS BA OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY.

AVERAGE YEARS TO MATURITY AS
OF APRIL 30, 2000

                                     6 MONTHS AGO

Years                          2.5   2.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF APRIL 30, 2000

                                      6 MONTHS AGO

Years                           1.8   1.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF APRIL 30, 2000 *                                          AS OF OCTOBER 31, 1999 **

Corporate Bonds                 49.7%                           Corporate Bonds                        46.0%

U.S. Government  and                                            U.S. Government  and
Government  Agency                                              Government  Agency
Obligations                     21.0%                           Obligations                            23.8%

Asset-Backed  Securities        16.2%                           Asset-Backed  Securities               15.8%

CMOs and Other Mortgage                                         CMOs and Other Mortgage
Related Securities               7.7%                           Related Securities                     7.7%

Other Investments                1.7%                           Other Investments                      2.3%

Short-Term  Investments and                                     Short-Term  Investments and
Net Other Assets                 3.7%                           Net Other Assets                       4.4%

* FOREIGN   INVESTMENTS          6.7%                           ** FOREIGN  INVESTMENTS                5.2%

Row: 1, Col: 1, Value: 49.7                                     Row: 1, Col: 1, Value: 46.0
Row: 1, Col: 2, Value: 0.0                                      Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 21.0                                     Row: 1, Col: 3, Value: 23.8
Row: 1, Col: 4, Value: 16.2                                     Row: 1, Col: 4, Value: 15.8
Row: 1, Col: 5, Value: 7.7                                      Row: 1, Col: 5, Value: 7.7
Row: 1, Col: 6, Value: 1.7                                      Row: 1, Col: 6, Value: 2.3
Row: 1, Col: 7, Value: 0.0                                      Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 3.7                                      Row: 1, Col: 8, Value: 4.4





INVESTMENTS APRIL 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets



NONCONVERTIBLE BONDS - 49.7%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.5%

DEFENSE ELECTRONICS - 0.5%

Raytheon Co. 7.9% 3/1/03 (b)      Baa2      $ 1,600,000                     $ 1,588,368

CONSTRUCTION & REAL ESTATE -
3.1%

REAL ESTATE - 0.8%

Arden Realty LP 8.875% 3/1/05     Baa3       545,000                         545,354
(b)

Cabot Industrial Property LP      Baa2       575,000                         547,170
7.125% 5/1/04

Duke-Weeks Realty LP 6.875%       Baa2       1,200,000                       1,120,668
3/15/05

                                                                             2,213,192

REAL ESTATE INVESTMENT TRUSTS
- 2.3%

Avalonbay Communities, Inc.       Baa1       705,000                         667,142
6.58% 2/15/04

CenterPoint Properties Trust:

6.75% 4/1/05                      Baa2       470,000                         438,444

7.125% 3/15/04                    Baa2       1,300,000                       1,249,378

Equity Office Properties Trust:

6.375% 1/15/02                    Baa1       1,650,000                       1,607,892

6.5% 1/15/04                      Baa1       750,000                         705,038

Merry Land & Investment Co.,      A3         600,000                         567,846
Inc. 7.25% 6/15/05

ProLogis Trust 6.7% 4/15/04       Baa1       1,245,000                       1,169,180

Spieker Properties LP 6.8%        Baa2       315,000                         297,272
5/1/04

                                                                             6,702,192

TOTAL CONSTRUCTION & REAL                                                    8,915,384
ESTATE

DURABLES - 2.3%

AUTOS, TIRES, & ACCESSORIES -
1.3%

Daimler-Chrysler North            A1         1,500,000                       1,504,950
America Holding Corp. 6.38%
8/23/02 (d)

TRW, Inc.:

6.45% 6/15/01                     Baa1       1,550,000                       1,527,665

6.5% 6/1/02                       Baa1       800,000                         773,072

                                                                             3,805,687

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

DURABLES - CONTINUED

TEXTILES & APPAREL - 1.0%

Jones Apparel Group,              Baa2      $ 2,155,000                     $ 2,084,165
Inc./Jones Apparel Group
Hldgs., Inc./Jones Apparel
Group USA, Inc. 6.25% 10/1/01

Jones Apparel Group, Inc.         Baa2       800,000                         749,992
7.5% 6/15/04

                                                                             2,834,157

TOTAL DURABLES                                                               6,639,844

ENERGY - 1.7%

ENERGY SERVICES - 0.2%

Petroliam Nasional BHD            Baa3       575,000                         526,988
(Petronas) yankee 7.125%
10/18/06 (b)

OIL & GAS - 1.5%

Canada Occidental Petroleum       Baa2       1,400,000                       1,347,010
Ltd. 7.125% 2/4/04

Oryx Energy Co. 8% 10/15/03       Baa1       335,000                         332,534

The Coastal Corp. 6.2% 5/15/04    Baa2       1,700,000                       1,598,544

YPF Sociedad Anonima 7.5%         Baa1       1,281,547                       1,272,064
10/26/02

                                                                             4,550,152

TOTAL ENERGY                                                                 5,077,140

FINANCE - 18.2%

BANKS - 5.1%

Asian Development Bank 6.5%       Aaa        500,000                         492,085
10/21/02

Capital One Bank:

6.48% 6/28/02                     Baa2       1,500,000                       1,450,455

6.65% 3/15/04                     Baa3       2,500,000                       2,375,000

First USA Bank NA 6.125%          Aa2        1,600,000                       1,579,520
6/25/01

Korea Development Bank:

6.625% 11/21/03                   Baa2       745,000                         706,245

7.375% 9/17/04                    Baa2       810,000                         766,463

yankee 6.5% 11/15/02              Baa2       695,000                         657,644

Popular, Inc. 6.2% 4/30/01        A3         2,885,000                       2,846,687

Providian National Bank:

6.25% 5/7/01                      Baa3       1,010,000                       993,002

6.75% 3/15/02                     Baa3       390,000                         379,248

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FINANCE - CONTINUED

BANKS - CONTINUED

Wells Fargo & Co.:

6.5% 9/3/02                       Aa2       $ 1,500,000                     $ 1,468,350

7.2% 5/1/03                       Aa2        1,000,000                       991,110

                                                                             14,705,809

CREDIT & OTHER FINANCE - 8.7%

CIT Group Holdings, Inc. 6.5%     A1         1,870,000                       1,832,694
6/14/02

Daimler-Chrysler NA Holding       A1         2,600,000                       2,567,266
Corp. 6.84% 10/15/02

Edison Mission Energy Funding     Baa1       1,613,985                       1,565,388
Corp. 6.77% 9/15/03 (b)

ERP Operating LP:

6.55% 11/15/01                    A3         360,000                         352,336

7.1% 6/23/04                      A3         450,000                         429,471

Finova Capital Corp.:

6.11% 2/18/03                     Baa1       300,000                         272,412

7.25% 11/8/04                     Baa1       1,800,000                       1,649,610

Ford Motor Credit Co.:

6.3% 7/16/02 (d)                  A2         3,200,000                       3,157,312

6.5% 2/28/02                      A2         1,300,000                       1,273,662

General Electric Capital          Aaa        1,300,000                       1,283,308
Corp. 6.65% 9/3/02

Heller Financial, Inc. 6.5%       A3         1,900,000                       1,854,875
7/22/02

PNC Funding Corp. 6.95% 9/1/02    A2         1,400,000                       1,379,910

Popular North America, Inc.       A3         2,380,000                       2,366,434
7.375% 9/15/01

Salton Sea Funding Corp.          Baa2       45,729                          45,729
7.02% 5/30/00

Sears Roebuck Acceptance          A3         550,000                         522,132
Corp. 6% 3/20/03

Sprint Capital Corp. 5.7%         Baa1       1,880,000                       1,771,242
11/15/03

The Money Store, Inc. 7.3%        A2         800,000                         794,216
12/1/02

Trizec Finance Ltd. yankee        Baa3       575,000                         586,500
10.875% 10/15/05

TXU Eastern Funding 6.15%         Baa1       1,800,000                       1,751,040
5/15/02

                                                                             25,455,537

INSURANCE - 0.4%

New York Life Insurance Co.       Aa3        1,200,000                       1,145,040
6.4% 12/15/03 (b)

SAVINGS & LOANS - 1.2%

Long Island Savings Bank FSB:

6.2% 4/2/01                       Baa3       1,350,000                       1,334,367

7% 6/13/02                        Baa3       1,250,000                       1,231,325

Sovereign Bancorp, Inc.           Ba3        1,000,000                       966,150
6.625% 3/15/01

                                                                             3,531,842

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FINANCE - CONTINUED

SECURITIES INDUSTRY - 2.8%

Amvescap PLC yankee:

6.375% 5/15/03                    A3        $ 2,450,000                     $ 2,323,311

6.6% 5/15/05                      A3         600,000                         557,604

Donaldson Lufkin & Jenrette,      A3         2,600,000                       2,556,320
Inc. 6.25% 8/1/01

Goldman Sachs Group LP:

6.2% 2/15/01                      A1         1,000,000                       990,680

6.6% 7/15/02 (b)                  A1         500,000                         487,845

Lehman Brothers Holdings 7%       A3         1,200,000                       1,177,620
5/15/03

                                                                             8,093,380

TOTAL FINANCE                                                                52,931,608

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.5%

Tyco International Group SA:

6.875% 9/5/02 (b)                 Baa1       2,240,000                       2,191,840

yankee 6.125% 6/15/01             Baa1       2,250,000                       2,209,185

                                                                             4,401,025

MEDIA & LEISURE - 3.6%

BROADCASTING - 2.1%

British Sky Broadcasting          Baa3       1,400,000                       1,299,984
Group PLC 7.3% 10/15/06

Continental Cablevision, Inc.     Baa2       3,015,000                       3,045,391
8.5% 9/15/01

Cox Communications, Inc. 7%       Baa2       400,000                         396,784
8/15/01

TCI Communications, Inc.:

 8.25% 1/15/03                    A2         300,000                         306,858

 9% 1/2/02                        Ba1        970,000                         997,160

                                                                             6,046,177

PUBLISHING - 1.5%

News America Holdings, Inc.:

8.5% 2/15/05                      Baa3       800,000                         808,920

8.625% 2/1/03                     Baa3       1,450,000                       1,466,777

Time Warner Entertainment Co.     Baa2       1,985,000                       2,047,666
LP 9.625% 5/1/02

                                                                             4,323,363

TOTAL MEDIA & LEISURE                                                        10,369,540

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONDURABLES - 3.7%

BEVERAGES - 1.2%

Seagram JE & Sons, Inc.:

5.79% 4/15/01                     Baa3      $ 1,005,000                     $ 985,915

6.25% 12/15/01                    Baa3       1,000,000                       981,000

6.4% 12/15/03                     Baa3       1,600,000                       1,521,600

                                                                             3,488,515

FOODS - 0.9%

Dole Food Co., Inc. 6.75%         Baa3       2,590,000                       2,587,514
7/15/00

TOBACCO - 1.6%

Philip Morris Companies, Inc.:

7.25% 9/15/01                     A2         1,125,000                       1,111,770

7.625% 5/15/02                    A2         1,750,000                       1,730,890

8.75% 6/1/01                      A2         1,000,000                       1,006,390

RJ Reynolds Tobacco Holdings,     Baa2       800,000                         702,448
Inc. 7.375% 5/15/03

                                                                             4,551,498

TOTAL NONDURABLES                                                            10,627,527

RETAIL & WHOLESALE - 1.2%

GENERAL MERCHANDISE STORES -
0.6%

Federated Department Stores,      Baa1       1,860,000                       1,870,360
Inc. 8.125% 10/15/02

GROCERY STORES - 0.6%

Safeway, Inc. 7% 9/15/02          Baa2       1,700,000                       1,676,693

TOTAL RETAIL & WHOLESALE                                                     3,547,053

TECHNOLOGY - 1.3%

COMPUTERS & OFFICE EQUIPMENT
- 1.3%

Comdisco, Inc.:

6.65% 11/13/01                    Baa1       2,010,000                       1,983,106

7.25% 9/1/02                      Baa1       1,500,000                       1,473,885

Sun Microsystems, Inc. 7%         Baa1       330,000                         325,875
8/15/02

                                                                             3,782,866

TRANSPORTATION - 3.8%

AIR TRANSPORTATION - 1.6%

Continental Airlines, Inc.
pass thru trust certificates:

6.954% 2/2/11                     Baa1       2,124,915                       1,997,207

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

TRANSPORTATION - CONTINUED

AIR TRANSPORTATION - CONTINUED

Continental Airlines, Inc.
pass thru trust
certificates: - continued

7.08% 11/1/04                     Baa1      $ 1,249,831                     $ 1,197,713

Delta Air Lines 6.65% 3/15/04     Baa3       660,000                         616,466

Qantas Airways Ltd. 7.5%          Baa1       1,000,000                       978,080
6/30/03 (b)

                                                                             4,789,466

RAILROADS - 1.5%

CSX Corp.:

7.05% 5/1/02                      Baa2       1,600,000                       1,572,000

9.5% 8/1/00                       Baa2       1,800,000                       1,810,008

Norfolk Southern Corp. 6.95%      Baa1       900,000                         882,612
5/1/02

                                                                             4,264,620

TRUCKING & FREIGHT - 0.7%

Federal Express Corp. 7.53%       A3         1,929,112                       1,899,693
9/23/06

TOTAL TRANSPORTATION                                                         10,953,779

UTILITIES - 8.8%

CELLULAR - 0.1%

Cable & Wireless                  A2         425,000                         418,153
Communications PLC 6.375%
3/6/03

ELECTRIC UTILITY - 4.2%

Avon Energy Partners Holdings     Baa2       2,300,000                       2,250,596
6.73% 12/11/02 (b)

Niagara Mohawk Power Corp.:

7.375% 8/1/03                     Baa2       780,000                         763,183

9.25% 10/1/01                     Baa2       2,300,000                       2,350,255

Ohio Edison Co. 7.375% 9/15/02    Baa2       1,910,000                       1,873,213

Philadelphia Electric Co.:

5.625% 11/1/01                    Baa1       1,560,000                       1,513,340

6.5% 5/1/03                       Baa1       720,000                         692,654

7.125% 9/1/02                     Baa1       400,000                         393,224

Texas Utilities Electric Co.:

7.375% 8/1/01                     A3         721,000                         720,120

8% 6/1/02                         A3         1,750,000                       1,755,005

                                                                             12,311,590

GAS - 2.4%

CMS Panhandle Holding Co.         Baa3       1,100,000                       1,022,120
6.125% 3/15/04

El Paso Energy Corp. 6.625%       Baa2       1,150,000                       1,135,510
7/15/01

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

UTILITIES - CONTINUED

GAS - CONTINUED

Enron Corp.:

6.45% 11/15/01                    Baa1      $ 1,050,000                     $ 1,030,890

6.5% 8/1/02                       Baa1       1,350,000                       1,312,403

9.875% 6/15/03                    Baa1       1,160,000                       1,223,754

Enserch Corp. 6.25% 1/1/03        Baa2       650,000                         623,773

Sonat, Inc. 6.875% 6/1/05         Baa2       520,000                         488,649

                                                                             6,837,099

TELEPHONE SERVICES - 2.1%

MCI WorldCom, Inc. 8.875%         A3         811,000                         843,229
1/15/06

Telecomunicaciones de Puerto      Baa2       2,430,000                       2,341,232
Rico, Inc. 6.15% 5/15/02

Teleglobe Canada, Inc. 7.2%       Baa1       1,550,000                       1,471,787
7/20/09

US West Communications 7.2%       A2         1,500,000                       1,469,385
11/1/04 (b)

                                                                             6,125,633

TOTAL UTILITIES                                                              25,692,475

TOTAL NONCONVERTIBLE BONDS                                                   144,526,609
(Cost $148,573,362)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 12.7%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 2.5%

Federal Home Loan Bank 6.75%      Aaa        4,500,000                       4,470,480
5/1/02

Government Trust Certificates     Aaa        189,801                         191,699
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency) Class T-3, 9.625%
5/15/02

Guaranteed Export Trust           Aaa        1,588,235                       1,550,821
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1995-A, 6.28% 6/15/04

Israel Export Trust               Aaa        423,529                         422,216
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1994-1, 6.88% 1/26/03

Private Export Funding Corp.      Aaa        763,200                         754,617
secured 6.86% 4/30/04

                                                                             7,389,833

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. TREASURY OBLIGATIONS -
10.2%

U.S. Treasury Notes:

5.25% 5/31/01                     Aaa       $ 17,850,000                    $ 17,615,620

6.625% 4/30/02                    Aaa        1,600,000                       1,597,504

7.875% 8/15/01                    Aaa        10,300,000                      10,449,659

                                                                             29,662,783

TOTAL U.S. GOVERNMENT AND                                                    37,052,616
GOVERNMENT AGENCY OBLIGATIONS
(Cost $37,426,853)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 8.3%



FANNIE MAE - 4.2%

6.5% 10/1/11                      Aaa        189,993                         182,986

7.5% 6/1/29 to 4/1/30             Aaa        9,081,550                       8,885,685

8% 5/1/30 (c)                     Aaa        3,000,000                       2,994,375

11.5% 11/1/15                     Aaa        327,283                         357,684

                                                                             12,420,730

FREDDIE MAC - 2.4%

8.5% 5/1/26 to 7/1/28             Aaa        2,679,100                       2,719,484

8.5% 5/1/30 (c)                   Aaa        4,098,000                       4,159,470

12% 11/1/19                       Aaa        81,294                          88,700

                                                                             6,967,654

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 1.7%

8% 11/15/17                       Aaa        4,826,393                       4,871,616

TOTAL U.S. GOVERNMENT AGENCY                                                 24,260,000
-  MORTGAGE SECURITIES
(Cost $24,497,986)

ASSET-BACKED SECURITIES - 16.2%



Americredit Automobile
Receivables Trust:

7.02% 12/15/05                    Aaa        2,000,000                       1,976,875

7.15% 8/15/04                     Aaa        1,300,000                       1,295,125

Arcadia Automobile
Receivables Trust:

Series 1999-C Class A3, 7.2%      Aaa        1,232,570                       1,222,941
6/15/07

5.67% 1/15/04                     Aaa        1,300,000                       1,276,641

ARG Funding Corp. 5.88%           Aaa        2,650,000                       2,581,473
5/20/03 (b)

ASSET-BACKED SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

Capita Equipment Receivables      Aa3       $ 2,200,000                     $ 2,166,313
Trust 6.45% 8/15/02

Capital One Master Trust 7.1%     Aaa        2,000,000                       1,987,813
4/17/06

Caterpillar Financial Asset       Aaa        2,100,000                       2,073,094
Trust 6.2% 4/25/04

Chase Manhattan Marine Owner      Aaa        1,278,480                       1,277,681
Trust 6.25% 4/16/07

Chevy Chase Auto Receivables
Trust:

5.97% 10/20/04                    Aaa        848,630                         840,143

6.2% 3/20/04                      Aaa        333,743                         331,501

Contimortgage Home Equity
Loan Trust:

6.26% 7/15/12                     Aaa        329,552                         328,316

6.3% 7/15/12                      Aaa        1,600,000                       1,584,496

CPS Auto Grantor Trust 6.7%       Aaa        110,475                         110,199
2/15/02

CS First Boston Mortgage          Aaa        634,703                         634,504
Securities Corp. 7% 3/15/27

Discover Card Master Trust I      A2         5,250,000                       5,250,821
6.3638% 7/18/05 (d)

Fidelity Funding Auto Trust       Aaa        131,905                         131,988
6.99% 11/15/02 (b)

First Security Auto Owner         A3         1,206,086                       1,183,660
Trust 6.2% 10/2/06

Ford Credit Auto Owner Trust:

6.15% 9/15/02                     A1         1,800,000                       1,771,200

7.03% 11/15/03                    Aaa        933,000                         928,772

Key Auto Finance Trust:

5.83% 1/15/07                     Aaa        2,200,000                       2,136,063

6.65% 10/15/03                    Baa3       118,931                         118,559

Olympic Automobile                Aaa        304,448                         301,023
Receivables Trust 6.125%
11/15/04

Onyx Acceptance Grantor Trust     Aaa        1,013,817                       1,001,773
5.95% 7/15/04

Orix Credit Alliance              Aaa        1,200,000                       1,192,875
Receivables Trust 7.12%
5/15/04

Petroleum Enhanced Trust          Baa2       1,127,183                       1,123,308
Receivables Offering
Petroleum Trust 6.125%
2/5/03 (b)(d)

Premier Auto Trust 5.7%           Aaa        4,000,000                       3,945,000
10/6/02

Prime Credit Card Master          Aaa        1,000,000                       986,250
Trust 6.75% 11/15/05

Reliance Auto Receivables         Aaa        86,737                          86,737
Corp., Inc. 6.1% 7/15/02 (b)

Sears Credit Account Master
Trust II:

6.2% 7/16/07                      Aaa        2,700,000                       2,628,261

7% 7/15/08                        Aaa        650,000                         641,264

Tranex Auto Receivables Owner     Aaa        468,836                         465,686
Trust 6.334% 8/15/03 (b)

Triad Auto Receivables Owner      Aaa        1,249,168                       1,229,650
Trust 5.98% 9/17/05

ASSET-BACKED SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

Western Financial Grantor         Aaa       $ 196,283                       $ 195,179
Trust 5.875% 3/1/02

WFS Financial Owner Trust         Aaa        2,000,000                       1,991,563
7.22% 9/20/04

TOTAL ASSET-BACKED SECURITIES                                                46,996,747
(Cost $47,499,333)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.5%



PRIVATE SPONSOR - 0.5%

GE Capital Mortgage Services,     Aaa        328,320                         324,935
Inc. planned amortization
class Series 1994-2 Class
A4, 6% 1/25/09

Residential Funding Mortgage      Aaa        1,020,040                       1,004,102
Securities I, Inc. planned
amortization class Series
1994-S12 Class A2, 6.5%
4/25/09

TOTAL COLLATERALIZED MORTGAGE                                                1,329,037
OBLIGATIONS
(Cost $1,345,709)

COMMERCIAL MORTGAGE
SECURITIES - 7.2%



Allied Capital Commercial         Aaa        562,101                         551,299
Mortgage Trust sequential
pay Series 1998-1 Class A,
6.31% 1/25/28 (b)

Bankers Trust II Series           Baa2       2,200,000                       2,201,375
1999-S1A Class D, 8.0675%
2/28/14 (b)(d)

Bankers Trust REMIC Trust         A1         578,601                         578,873
1988-1 Series 1998-S1A Class
F, 7.58% 11/28/02 (d)

CBM Funding Corp. sequential      AA         1,022,202                       1,014,815
pay Series 1996-1 Class A-2,
6.88% 7/1/02

CS First Boston Mortgage
Securities Corp.:

sequential pay Series             -          749,664                         747,790
1997-SPICE Class A, 6.653%
8/20/36 (b)

Series 1998-FL1:

Class D, 6.4125% 12/10/00         A2         1,000,000                       990,938
(b)(d)

Class E, 6.7625% 1/10/13          Baa2       2,700,000                       2,673,844
(b)(d)

DLJ Commercial Mortgage Corp.     Aa2        1,170,000                       1,170,000
floater Series 1998-STFA
Class A-3, 6.5075% 12/8/00
(b)(d)

Equitable Life Assurance          Baa2       1,183,784                       1,149,935
Society of the United States
floater Series 174 Class
D-2, 6.7063% 5/15/03 (b)(d)

Federal Deposit Insurance         Aaa        843,767                         834,407
Corp. REMIC Trust sequential
pay Series 1996-C1 Class 1A,
6.75% 7/25/26

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FMAC Loan Receivables Trust       Aaa       $ 624,526                       $ 592,323
sequential pay Series 1998-C
Class A1 Notes, 5.99%
9/15/20 (b)

Franchise Loan Trust              Aaa        1,127,424                       1,091,488
sequential pay Series 1998-I
Class A1 Notes, 6.24%
7/15/20 (b)

GS Mortgage Securities Corp.
II Series 1999-GSFL II:

Class E, 7.977% 11/13/13          Baa2       1,100,000                       1,095,359
(b)(d)

Class F, 7.6634% 11/13/13         Baa3       1,100,000                       1,085,391
(b)(d)

Host Marriot Pool Trust           Aaa        953,970                         923,413
sequential pay Series
1999-HMTA Class A, 6.98%
8/1/15

Nomura Depositor Trust            Baa2       2,290,000                       2,214,502
floater Series 1998-ST1A
Class A-4, 6.9038% 2/15/34
(b)(d)

Structured Asset Securities       A3         2,019,007                       2,008,281
Corp. floater Series
1998-C2A Class C, 6.555%
1/25/13 (b)(d)

TOTAL COMMERCIAL MORTGAGE                                                    20,924,033
SECURITIES
(Cost $21,212,729)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (E) - 0.9%



Ontario Province yankee           Aa3        1,200,000                       1,208,868
global 7.75% 6/4/02

United Mexican States 9.875%      Baa3       1,400,000                       1,438,500
1/15/07

TOTAL FOREIGN GOVERNMENT AND                                                 2,647,368
GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,689,184)

SUPRANATIONAL OBLIGATIONS -
0.8%



African Development Bank          Aa1        2,240,000                       2,255,523
7.75% 12/15/01 (Cost
$2,365,530)



CASH EQUIVALENTS - 5.4%

                                            MATURITY AMOUNT                    VALUE (NOTE 1)

Investments in repurchase                  $ 15,711,665                      $ 15,704,000
agreements (U.S. Government
Obligations), in a joint
trading account at 5.86%,
dated 4/28/00 due 5/1/00
(Cost $15,704,000)


TOTAL INVESTMENT PORTFOLIO -                                                    295,695,933
101.7%
(Cost $301,314,686)

NET OTHER ASSETS - (1.7)%                                                       (4,819,286)

NET ASSETS - 100%                                                             $ 290,876,647


LEGEND

(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $34,710,601 or 11.9% of net assets.

(c) Security purchased on a delayed delivery or when-issued basis.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows:

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        56.9%      AAA, AA, A    52.3%

Baa               36.5%      BBB           34.0%

Ba                0.7%       BB            1.5%

B                 0.0%       B             0.0%

Caa               0.0%       CCC           0.0%

Ca, C             0.0%       CC, C         0.0%

                             D             0.0%

The percentage not rated by Moody's or S&P amounted to 0.3%.

INCOME TAX INFORMATION

At April 30, 2000, the aggregate cost of investment securities for income tax purposes was $301,343,029. Net unrealized depreciation aggregated $5,647,096, of which $22,888 related to appreciated investment securities and $5,669,984 related to depreciated investment securities.

At October 31, 1999, the fund had a capital loss carryforward of approximately $45,396,000 of which $38,000, $336,000, $17,692,000,
$19,457,000, $2,265,000, $3,149,000 and $2,459,000 will expire on
October 31, 2000, 2001, 2002, 2003, 2004, 2005 and 2007, respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                APRIL 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 295,695,933
value (including repurchase
agreements of $15,704,000)
(cost $301,314,686) - See
accompanying schedule

Cash                                          8,116

Receivable for investments                    1,062,934
sold

Receivable for fund shares                    384,520
sold

Interest receivable                           3,801,013

 TOTAL ASSETS                                 300,952,516

LIABILITIES

Payable for investments         $ 1,267,658
purchased Regular delivery

 Delayed delivery                7,211,780

Payable for fund shares          1,180,563
redeemed

Distributions payable            187,707

Accrued management fee           104,609

Distribution fees payable        48,965

Other payables and accrued       74,587
expenses

 TOTAL LIABILITIES                            10,075,869

NET ASSETS                                   $ 290,876,647

Net Assets consist of:

Paid in capital                              $ 344,637,845

Undistributed net investment                  140,880
income

Accumulated undistributed net                 (48,283,325)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   (5,618,753)
(depreciation) on investments

NET ASSETS                                   $ 290,876,647

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
               APRIL 30, 2000 (UNAUDITED)

CALCULATION OF MAXIMUM              $9.04
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per   share
($14,093,404 (divided by)
1,558,162 shares)

Maximum offering price per          $9.18
share (100/98.50 of $9.04)

CLASS T:  NET ASSET VALUE and       $9.05
redemption price per   share
($252,188,575 (divided by)
27,866,437 shares)

Maximum offering price per          $9.19
share (100/98.50 of $9.05)

CLASS C: NET ASSET VALUE and        $9.05
offering price per   share
($17,648,056 (divided by)
1,949,352 shares) A

INSTITUTIONAL CLASS: NET            $9.05
ASSET VALUE, offering price
and redemption price per
share ($6,946,612 (divided
by) 767,488 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                            SIX MONTHS ENDED APRIL 30,
                                      2000 (UNAUDITED)

INVESTMENT INCOME                         $ 10,673,927
Interest

Security lending                           8,845

 Total Income                              10,682,772

EXPENSES

Management fee                $ 674,719

Transfer agent fees            298,198

Distribution fees              313,631

Accounting and security        47,300
lending fees

Non-interested trustees'       505
compensation

Custodian fees and expenses    11,341

Registration fees              37,229

Audit                          23,820

Legal                          2,951

Miscellaneous                  1,198

 Total expenses before         1,410,892
reductions

 Expense reductions            (3,128)     1,407,764

NET INVESTMENT INCOME                      9,275,008

REALIZED AND UNREALIZED GAIN               (2,833,631)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                   (738,153)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                            (3,571,784)

NET INCREASE (DECREASE) IN                $ 5,703,224
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1999
                               2000 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 9,275,008                 $ 19,052,975
income

 Net realized gain (loss)       (2,833,631)                 (2,605,978)

 Change in net unrealized       (738,153)                   (6,062,922)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     5,703,224                   10,384,075
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (9,262,817)                 (18,762,496)
from net investment income

Share transactions - net        (70,301,734)                15,720,432
increase (decrease)

  TOTAL INCREASE (DECREASE)     (73,861,327)                7,342,011
IN NET ASSETS

NET ASSETS

 Beginning of period            364,737,974                 357,395,963

 End of period (including      $ 290,876,647               $ 364,737,974
undistributed net investment
income of $140,880 and
$128,689, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                (UNAUDITED)                      1999                     1998     1997      1996 E

SELECTED PER-SHARE DATA

Net asset value,  beginning     $ 9.150                          $ 9.380                  $ 9.310  $ 9.370   $ 9.290
of period

Income from Investment
Operations

Net investment income D          .269                             .518                     .572     .532      .090

Net realized and  unrealized     (.109)                           (.233)                   .024     (.021)    .081
gain (loss)

Total from investment            .160                             .285                     .596     .511      .171
operations

Less Distributions

From net investment  income      (.270)                           (.515)                   (.526)   (.571)    (.091)

Net asset value,  end of        $ 9.040                          $ 9.150                  $ 9.380  $ 9.310   $ 9.370
period

TOTAL RETURN B, C                1.77%                            3.12%                    6.58%    5.64%     1.85%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 14,093                         $ 17,835                 $ 5,524  $ 19,726  $ 204
(000 omitted)

Ratio of expenses to average     .84% A                           .82%                     .90% F   .90% F    .90% A, F
net assets

Ratio of expenses to average     .84% A                           .80% G                   .90%     .90%      .90% A
net assets after expense
reductions

Ratio of net investment          5.95% A                          5.68%                    6.03%    6.00%     6.27% A
income to average  net assets

Portfolio turnover rate          110% A                           139%                     124%     105%      124%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

                               SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                               (UNAUDITED)                      1999                     1998       1997       1996

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 9.150                          $ 9.380                  $ 9.350    $ 9.380    $ 9.470
period

Income from Investment
Operations

Net investment  income          .268 D                           .523 D                   .555 D     .578 D     .594 D

Net realized and  unrealized    (.099)                           (.238)                   .019       (.036)     (.094)
gain (loss)

Total from investment           .169                             .285                     .574       .542       .500
operations

Less Distributions

From net investment income      (.269)                           (.515)                   (.544)     (.572)     (.590)

Return of capital               -                                -                        -          -          -

Total distributions             (.269)                           (.515)                   (.544)     (.572)     (.590)

Net asset value,  end of       $ 9.050                          $ 9.150                  $ 9.380    $ 9.350    $ 9.380
period

TOTAL RETURN B, C               1.87%                            3.12%                    6.32%      5.97%      5.45%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 252,189                        $ 309,670                $ 333,050  $ 351,614  $ 416,700
(000 omitted)

Ratio of expenses to average    .85% A                           .84%                     .89%       .89%       .88%
net assets

Ratio of expenses to average    .85% A                           .83% E                   .89%       .89%       .88%
net assets after expense
reductions

Ratio of net investment         5.94% A                          5.64%                    5.93%      6.19%      6.29%
income to average net assets

Portfolio turnover rate         110% A                           139%                     124%       105%       124%



FINANCIAL HIGHLIGHTS - CLASS T

                               YEARS ENDED OCTOBER 31,

                               1995

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 9.480
period

Income from Investment
Operations

Net investment  income          .403

Net realized and  unrealized    .148
gain (loss)

Total from investment           .551
operations

Less Distributions

From net investment income      (.407)

Return of capital               (.154)

Total distributions             (.561)

Net asset value,  end of       $ 9.470
period

TOTAL RETURN B, C               6.05%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 546,546
(000 omitted)

Ratio of expenses to average    .89%
net assets

Ratio of expenses to average    .89%
net assets after expense
reductions

Ratio of net investment         6.05%
income to average net assets

Portfolio turnover rate         179%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999                     1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.160                          $ 9.380                  $ 9.340
period

Income from Investment
Operations

Net investment income D           .231                             .434                     .437

Net realized and unrealized       (.110)                           (.222)                   .064
gain (loss)

Total from investment             .121                             .212                     .501
operations

Less Distributions

From net investment income        (.231)                           (.432)                   (.461)

Net asset value, end of period   $ 9.050                          $ 9.160                  $ 9.380

TOTAL RETURN B, C                 1.33%                            2.31%                    5.49%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 17,648                         $ 30,428                 $ 11,795
(000 omitted)

Ratio of expenses to average      1.70% A                          1.73%                    1.75% A, F
net assets

Ratio of expenses to average      1.69% A, G                       1.72% G                  1.75% A
net assets after  expense
reductions

Ratio of net investment           5.09% A                          4.75%                    4.92% A
income to average  net assets

Portfolio turnover rate           110% A                           139%                     124%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                               SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                               (UNAUDITED)                      1999                 1998     1997     1996     1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 9.150                          $ 9.380              $ 9.350  $ 9.370  $ 9.470  $ 9.450
period

Income from Investment
Operations

Net investment  income          .274 D                           .534 D               .566 D   .589 D   .598 D   .137

Net realized  and unrealized    (.097)                           (.236)               .021     (.023)   (.098)   .067
gain (loss)

Total from investment           .177                             .298                 .587     .566     .500     .204
operations

Less Distributions

From net investment income      (.277)                           (.528)               (.557)   (.586)   (.600)   (.136)

Return of capital               -                                -                    -        -        -        (.048)

Total distributions             (.277)                           (.528)               (.557)   (.586)   (.600)   (.184)

Net asset value,  end of       $ 9.050                          $ 9.150              $ 9.380  $ 9.350  $ 9.370  $ 9.470
period

TOTAL RETURN B, C               1.97%                            3.27%                6.47%    6.24%    5.45%    2.18%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period     $ 6,947                          $ 6,805              $ 7,027  $ 6,750  $ 9,200  $ 9,827
(000 omitted)

Ratio of expenses to average    .69% A                           .71%                 .75% F   .75% F   .80% F   .85% A, F
net assets

Ratio of expenses to average    .69% A                           .70% G               .75%     .75%     .80%     .85% A
net assets after expense
reductions

Ratio of net investment         6.09% A                          5.77%                6.06%    6.30%    6.37%    6.10% A
income to average net assets

Portfolio turnover rate         110% A                           139%                 124%     105%     124%     179%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Short Fixed-Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive

2. OPERATING POLICIES - CONTINUED

DELAYED DELIVERY TRANSACTIONS - CONTINUED

compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $169,417,212 and $234,598,726, respectively, of which U.S. government and government agency obligations aggregated $116,256,899 and $140,888,231, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .15%

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 12,140     $ 102

CLASS T    205,832      3,461

CLASS C    95,659       65,858

          $ 313,631    $ 69,421

SALES LOAD. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares of the fund and the proceeds of a contingent deferred sales charge levied on Class C share redemptions occurring within one year of purchase. The Class C charge is 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 21,229     $ 7,191

CLASS T    95,530       26,518

CLASS C    22,834       22,834 *

          $ 139,593    $ 56,543

* WHEN CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 14,435   .18 *

CLASS T                 260,081   .19 *

CLASS C                 17,408    .18 *

INSTITUTIONAL CLASS     6,274     .18 *

                       $ 298,198

* ANNUALIZED

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc. maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end there were no security loans outstanding.

6. EXPENSE REDUCTIONS.

Through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $3,128 under the custodian arrangement.

7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                            SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,

                            2000                        1999

FROM NET INVESTMENT INCOME

Class A                     $ 477,646                   $ 728,649

Class T                      8,096,416                   17,079,838

Class C                      482,330                     560,143

Institutional Class          206,425                     393,866

Total                       $ 9,262,817                 $ 18,762,496

8. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                              DOLLARS

                                SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,  SIX MONTHS ENDED APRIL 30,

                                2000                        1999                    2000



CLASS A Shares sold              554,408                     4,473,072              $ 5,035,763

Reinvestment of distributions    46,931                      71,481                  426,146

Shares redeemed                  (992,843)                   (3,183,911)             (9,013,054)

Net increase (decrease)          (391,504)                   1,360,642              $ (3,551,145)

CLASS T Shares sold              8,036,203                   21,974,295             $ 73,121,088

Reinvestment of distributions    720,229                     1,462,245               6,543,672

Shares redeemed                  (14,725,286)                (25,110,949)            (134,056,913)

Net increase (decrease)          (5,968,854)                 (1,674,409)            $ (54,392,153)

CLASS C Shares sold              1,327,511                   4,501,972              $ 11,996,859

Reinvestment of distributions    38,998                      46,606                  354,364

Shares redeemed                  (2,740,823)                 (2,481,867)             (24,925,095)

Net increase (decrease)          (1,374,314)                 2,066,711              $ (12,573,872)

INSTITUTIONAL CLASS Shares       129,988                     527,018                $ 1,180,953
sold

Reinvestment of distributions    19,635                      36,799                  178,348

Shares redeemed                  (125,757)                   (569,453)               (1,143,865)

Net increase (decrease)          23,866                      (5,636)                $ 215,436



                                DOLLARS

                                YEAR ENDED OCTOBER 31,

                                1999



CLASS A Shares sold             $ 41,324,913

Reinvestment of distributions    658,379

Shares redeemed                  (29,310,347)

Net increase (decrease)         $ 12,672,945

CLASS T Shares sold             $ 203,715,730

Reinvestment of distributions    13,533,243

Shares redeemed                  (233,084,712)

Net increase (decrease)         $ (15,835,739)

CLASS C Shares sold             $ 41,508,375

Reinvestment of distributions    430,046

Shares redeemed                  (23,005,901)

Net increase (decrease)         $ 18,932,520

INSTITUTIONAL CLASS Shares      $ 4,875,430
sold

Reinvestment of distributions    340,500

Shares redeemed                  (5,265,224)

Net increase (decrease)         $ (49,294)





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Money Management, Inc.
Fidelity Investments Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Andrew J. Dudley, Vice President
Dwight D. Churchill, Vice President
David L. Murphy, Vice President
Stanley N. Griffith, Assistant Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Ned C. Lautenbach *
Marvin L. Mann *
William O.McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Michael Cook
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant(registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

SFI-SANN-0600  104096
1.703632.102

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)


FIDELITY(REGISTERED TRADEMARK) ADVISOR

SHORT FIXED-INCOME
FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT
APRIL 30, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             7   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    10  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           11  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  23  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 31  Notes to the financial
                          statements.



Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

New indicators of accelerating inflation led to a sharp downturn in equity markets, as the Dow Jones Industrial Average, NASDAQ and S&P 500(Registered trademark) each suffered its worst single-session point decline in history on April 14. Volatility ruled the remainder of the month, with equity markets experiencing both strong rallies and broad sell-offs. Inflation-sensitive Treasuries experienced similar volatility, as prices for the bellwether 10-year note edged lower throughout the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR SHORT FIXED-INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' 0.15% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY(REGISTERED            1.97%          3.25%        31.45%        84.20%
TRADEMARK) ADV SHORT
FIXED-INCOME - INST CL

LB 1-3 Year Govt/Corp          1.79%          3.56%        33.58%        90.60%

Short Investment Grade Debt    1.73%          2.93%        30.51%        86.07%
Funds Average


CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Lehman Brothers 1-3 Year Government/Corporate Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and three years. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 115 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV SHORT             3.25%        5.62%         6.30%
FIXED-INCOME - INST CL

LB 1-3 Year Govt/Corp          3.56%        5.96%         6.66%

Short Investment Grade Debt    2.93%        5.46%         6.39%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Short Fixed-Inc -CL I    LB 1-3 Year Govt/Corp
             00643                       LB013
  1990/04/30      10000.00                    10000.00
  1990/05/31      10157.16                    10154.53
  1990/06/30      10235.74                    10261.88
  1990/07/31      10356.96                    10386.20
  1990/08/31      10340.39                    10423.04
  1990/09/30      10366.17                    10501.23
  1990/10/31      10339.71                    10609.64
  1990/11/30      10404.84                    10713.28
  1990/12/31      10503.00                    10838.66
  1991/01/31      10471.42                    10936.73
  1991/02/28      10580.06                    11015.72
  1991/03/31      10768.99                    11095.77
  1991/04/30      10925.75                    11204.44
  1991/05/31      11037.26                    11274.42
  1991/06/30      11091.21                    11316.30
  1991/07/31      11167.41                    11415.70
  1991/08/31      11354.87                    11570.49
  1991/09/30      11472.34                    11695.07
  1991/10/31      11600.39                    11820.98
  1991/11/30      11717.74                    11940.52
  1991/12/31      11907.38                    12121.03
  1992/01/31      11956.21                    12108.57
  1992/02/29      12036.82                    12147.00
  1992/03/31      12093.01                    12144.35
  1992/04/30      12171.44                    12255.41
  1992/05/31      12297.62                    12370.19
  1992/06/30      12410.65                    12496.62
  1992/07/31      12564.98                    12643.20
  1992/08/31      12671.68                    12745.25
  1992/09/30      12776.49                    12865.85
  1992/10/31      12695.40                    12788.45
  1992/11/30      12701.32                    12770.43
  1992/12/31      12813.05                    12891.03
  1993/01/31      13007.22                    13028.60
  1993/02/28      13165.47                    13134.89
  1993/03/31      13250.01                    13177.57
  1993/04/30      13317.06                    13260.26
  1993/05/31      13373.58                    13230.05
  1993/06/30      13507.87                    13330.24
  1993/07/31      13587.77                    13360.72
  1993/08/31      13721.07                    13472.58
  1993/09/30      13768.47                    13516.05
  1993/10/31      13854.19                    13547.59
  1993/11/30      13911.20                    13551.57
  1993/12/31      14029.52                    13606.44
  1994/01/31      14117.05                    13693.11
  1994/02/28      14001.85                    13610.15
  1994/03/31      13681.14                    13540.17
  1994/04/30      13609.01                    13488.75
  1994/05/31      13690.95                    13507.04
  1994/06/30      13583.20                    13542.56
  1994/07/31      13707.10                    13665.81
  1994/08/31      13818.38                    13711.93
  1994/09/30      13813.06                    13681.45
  1994/10/31      13823.60                    13712.73
  1994/11/30      13847.34                    13655.21
  1994/12/31      13556.84                    13681.18
  1995/01/31      13657.71                    13869.11
  1995/02/28      13826.94                    14061.02
  1995/03/31      13899.62                    14140.80
  1995/04/30      14012.78                    14268.83
  1995/05/31      14264.90                    14515.86
  1995/06/30      14332.07                    14594.85
  1995/07/31      14401.32                    14653.17
  1995/08/31      14489.29                    14741.96
  1995/09/30      14560.54                    14814.85
  1995/10/31      14666.68                    14937.84
  1995/11/30      14788.17                    15066.40
  1995/12/31      14899.55                    15180.64
  1996/01/31      15012.13                    15310.52
  1996/02/29      14962.98                    15252.21
  1996/03/31      14934.92                    15241.07
  1996/04/30      14936.52                    15256.45
  1996/05/31      14968.43                    15291.70
  1996/06/30      15078.21                    15403.56
  1996/07/31      15124.86                    15463.46
  1996/08/31      15171.69                    15520.45
  1996/09/30      15299.33                    15662.52
  1996/10/31      15465.90                    15839.32
  1996/11/30      15597.95                    15958.07
  1996/12/31      15597.86                    15960.72
  1997/01/31      15662.51                    16037.85
  1997/02/28      15706.22                    16077.61
  1997/03/31      15690.06                    16065.15
  1997/04/30      15805.60                    16196.89
  1997/05/31      15906.54                    16310.07
  1997/06/30      16023.33                    16423.52
  1997/07/31      16211.16                    16605.88
  1997/08/31      16209.39                    16621.52
  1997/09/30      16326.66                    16749.54
  1997/10/31      16430.97                    16870.15
  1997/11/30      16481.47                    16912.56
  1997/12/31      16585.32                    17024.15
  1998/01/31      16741.12                    17188.49
  1998/02/28      16764.84                    17205.71
  1998/03/31      16815.75                    17272.78
  1998/04/30      16899.55                    17358.39
  1998/05/31      16987.31                    17452.75
  1998/06/30      17070.91                    17542.87
  1998/07/31      17155.91                    17624.51
  1998/08/31      17275.83                    17827.29
  1998/09/30      17485.86                    18067.17
  1998/10/31      17493.51                    18145.36
  1998/11/30      17500.65                    18141.91
  1998/12/31      17583.57                    18212.16
  1999/01/31      17686.34                    18290.08
  1999/02/28      17632.69                    18212.95
  1999/03/31      17777.86                    18341.96
  1999/04/30      17841.22                    18404.83
  1999/05/31      17810.54                    18386.04
  1999/06/30      17854.57                    18444.27
  1999/07/31      17882.54                    18497.10
  1999/08/31      17907.48                    18545.69
  1999/09/30      18034.46                    18670.48
  1999/10/31      18064.99                    18725.72
  1999/11/30      18113.28                    18767.20
  1999/12/31      18165.28                    18786.55
  2000/01/31      18158.72                    18786.43
  2000/02/29      18289.22                    18916.81
  2000/03/31      18366.38                    19023.77
  2000/04/28      18420.22                    19060.38
IMATRL PRASUN   SHR__CHT 20000430 20000522 134443 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short Fixed-Income Fund - Institutional Class on April 30, 1990. As the chart shows, by April 30, 2000, the value of the investment would have grown to $18,420 - a 84.20% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Corporate Bond Index did over the same period. With dividends, and capital gains, if any, reinvested, the same $10,000 would have grown to $19,060 - a 90.60% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the share
price, return and yield of a
fund that invests in bonds will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS

                   SIX MONTHS ENDED APRIL 30,  YEARS ENDED OCTOBER 31,         JULY 3, 1995 (COMMENCEMENT OF
                                                                               SALE OF  INSTITUTIONAL
                                                                               CLASS SHARES)  TO OCTOBER 31,


                   2000                         1999    1998   1997    1996    1995

Dividend returns   3.06%                        5.72%   6.15%  6.45%   6.51%   1.97%

Capital returns    -1.09%                       -2.45%  0.32%  -0.21%  -1.06%  0.21%

Total returns      1.97%                        3.27%   6.47%  6.24%   5.45%   2.18%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 2000  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share           4.66(cents)   27.74(cents)   54.20(cents)

Annualized dividend rate      6.24%         6.11%          5.92%

30-day annualized yield       6.76%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.09 over the past one month, $9.10 over the past six months, and $9.15 over the past one year, you can compare the class' income over these three periods. The 30-day annualized

YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

The Federal Reserve Board delivered
three preemptive strikes against
inflation in the form of quarter-point
interest-rate hikes during the
six-month period ending April 30,
2000, creating a less than ideal
investment environment for bonds.
The Lehman Brothers Aggregate
Bond Index - a widely accepted
measure of taxable-bond
performance - returned only 1.42%
for the period. Treasuries felt the
heat early on, as investors shifted
their focus to high-flying equities or
higher-yielding spread sector
securities - namely corporate
bonds, mortgage securities and
government agencies - which
benefited from a favorable technical
environment. Strong housing
turnover and a fall-off in refinancing
activity spurred mortgages.
Lighter-than-expected supply
rallied corporates, while a
restructuring in the agency market
fueled those issues. However, these
factors were ignored beginning in
January when the U.S. Treasury
announced its intent to re-purchase
long-term debt and cut future
issuance. Treasury prices soared in
response - with their yields
spiraling lower - and with the help
of rising short-term interest rates,
spawned an inverted yield curve,
which occurs when short-term bonds
offer higher yields than their
longer-dated counterparts. Spread
sectors recoiled on the news, with
their yield spreads widening out
relative to Treasuries. The Lehman
Brothers Treasury Index, reflective of
the change in market leadership,
posted a return of 2.58% for the
six-month period, compared to the
Lehman Brothers Corporate Bond,
Mortgage-Backed Securities and
U.S. Agency indexes, which returned
0.11%, 1.26% and 1.16%,
respectively.

(photograph of Andrew Dudley)

An interview with Andrew Dudley, Portfolio Manager of Fidelity Advisor Short Fixed-Income Fund

Q. HOW DID THE FUND PERFORM, ANDY?

A. For the six months that ended April 30, 2000, the fund's Institutional Class shares returned 1.97%. In comparison, the Lehman Brothers 1-3 Year Government/Corporate Bond Index returned 1.79% during the same time frame, while the short investment grade debt funds average return was 1.73%, as tracked by Lipper Inc. For the 12-month period that ended April 30, 2000, the fund's Institutional Class shares returned 3.25%. The Lehman Brothers 1-3 Year Government/Corporate Bond Index returned 3.56%, while the short investment grade debt funds average was 2.93% for the 12-month period.

Q. WHAT FACTORS AFFECTED PERFORMANCE?

A. The fund's performance reflected the changing environment in the fixed-income market. As interest rates climbed in anticipation of the Federal Reserve Board's actions to tighten monetary policy by raising short-term rates, prices tended to decline, resulting in total returns that were less than the yields of short-term securities. The fund consistently emphasized spread sectors - such as government agencies, and corporate, asset-backed and mortgage-backed securities - that offered spread or yield advantages over Treasury securities. This emphasis contributed to competitive performance relative to the Lehman Brothers index. At the same time, our discipline of not trying to anticipate the direction of interest-rate changes helped the fund perform in line with the Lipper debt funds average.

Q. WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE SIX-MONTH
PERIOD?

A. The fixed-income markets were in transition. In late 1999, the spread sectors rebounded from a summer slump in which they underperformed Treasuries. This slump was caused by the heavy issuance of new corporate debt, concerns about potential Y2K problems and the reaction of mortgage spreads to market volatility. Sentiment reversed during the final two months of 1999 and in early January, as the spread sectors rebounded in relation to Treasuries. Since mid-January, however, spread sectors have underperformed Treasuries. The fixed-income markets became unsettled by questions about the pricing relationships between Treasury securities and the spread sectors. As the yield spreads between Treasuries and non-Treasuries widened, non-Treasuries suffered greater price losses. The negative impact caused by this transition, however, was not as large among shorter-maturity securities relative to longer-maturity securities.

Q. WHAT WERE YOUR PRINCIPAL STRATEGIES, ESPECIALLY WITH RESPECT TO ALLOCATIONS TO THE SPREAD SECTORS?

A. I continued to emphasize non-Treasury securities because their yield advantages could still deliver higher total returns by acting as a cushion to the Fed-related negative price action. At the end of the fiscal period, 49.7% of the fund's net assets were invested in corporate securities, with another 23.9% in asset-backed and mortgage-backed securities. Treasuries accounted for just 10.2% of net assets. I believed that because of the attractive values, particularly in high quality securities, investors would eventually return to them. Consistent with our style, we did not try to anticipate the direction of interest-rate changes, and we kept the fund's interest-rate sensitivity, or duration, close to that of the Lehman Brothers 1-3 Year Government/Corporate Index.

Q. DID ANY OTHER AREAS HURT PERFORMANCE?

A. Our security selection in the consumer retail sector detracted from performance. The market had become extremely sensitive to negative credit surprises, and we were hurt by securities that suffered dramatically in that environment.

Q. WHAT IS YOUR OUTLOOK?

A. I think the market is in for a rocky ride in spread sectors. We have entered a period of heightened volatility as the market tries to find a new equilibrium in the relationship between the prices of Treasuries and of non-Treasuries. While spread products have recently underperformed Treasuries, I don't think this trend will be prolonged. Spread widening creates valuations that eventually attract investors back to those securities. Short-term volatility can bring opportunities to invest in securities that are mispriced in relation to their underlying value. In this changing environment, I believe we can find attractive opportunities among non-Treasury securities that have investment value not reflected in the current market.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high current income,
consistent with preservation of
capital, by investing primarily
in a broad range of
investment-grade, fixed-income
securities

START DATE: September 16,
1987

SIZE: as of April 30, 2000,
more than $290 million

MANAGER: Andrew Dudley,
since 1997; joined Fidelity
in 1996

ANDREW DUDLEY ON CHANGING
ASSUMPTIONS IN THE
FIXED-INCOME MARKET:

"During recent years, the market has
operated on relatively stable
assumptions about the long-term
relationships between Treasuries
and spread products. However,
several developments have raised
questions about the validity of the
traditional assumptions. First,
federal budget surpluses have meant
there is less need for government
borrowing. This translates into
reduced supply of Treasuries, which
has altered the perceived
supply/demand relationship and
supported the prices of these
securities. At the same time,
support seems to be growing for a
re-evaluation of the implied
government guarantees behind
agency securities, including those
issued by Fannie Mae and Freddie
Mac. This has created doubts about
pricing for agency securities and
encouraged spread volatility.
Meanwhile, equity market volatility
and relatively weak demand for
so-called old economy stocks has
had an impact on the market's
perception of credit quality. Some
large-cap, old economy companies
have marginally increased their
borrowing in order to buoy equity
performance, often funding stock
buy-back programs with new debt.
While this trend is in the interests
of shareholders, it has
undermined the relative pricing of
corporate bonds.

"Together, all these factors are
changing the dynamics of the
relationships between the prices of
Treasury and non-Treasury
securities and contributing to the
underperformance of the latter. In
the long run, I think the market will
move to a new equilibrium, but it
doesn't appear that we've reached
that place yet."

INVESTMENT CHANGES



QUALITY DIVERSIFICATION AS OF
APRIL 30, 2000

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                        MONTHS AGO

Aaa                             35.1                     39.4

Aa                              4.4                      5.1

A                               17.8                     17.5

Baa                             36.5                     32.7

Ba and Below                    0.7                      1.9

Not Rated                       0.3                      0.4


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P(registered trademark) RATINGS. SECURITIES RATED AS BA OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY.

AVERAGE YEARS TO MATURITY AS
OF APRIL 30, 2000

                                     6 MONTHS AGO

Years                          2.5   2.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF APRIL 30, 2000

                                      6 MONTHS AGO

Years                           1.8   1.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF APRIL 30, 2000 *                                          AS OF OCTOBER 31, 1999 **

Corporate Bonds                 49.7%                           Corporate Bonds                       46.0%

U.S. Government  and                                            U.S. Government  and
Government  Agency                                              Government  Agency
Obligations                     21.0%                           Obligations                           23.8%

Asset-Backed  Securities        16.2%                           Asset-Backed  Securities              15.8%

CMOs and Other Mortgage                                         CMOs and Other Mortgage
Related Securities               7.7%                           Related Securities                     7.7%

Other Investments                1.7%                           Other Investments                      2.3%

Short-Term  Investments and                                     Short-Term  Investments and
Net Other Assets                 3.7%                           Net Other Assets                       4.4%

* FOREIGN   INVESTMENTS          6.7%                           ** FOREIGN  INVESTMENTS                5.2%

Row: 1, Col: 1, Value: 49.7                                     Row: 1, Col: 1, Value: 46.0
Row: 1, Col: 2, Value: 0.0                                      Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 21.0                                     Row: 1, Col: 3, Value: 23.8
Row: 1, Col: 4, Value: 16.2                                     Row: 1, Col: 4, Value: 15.8
Row: 1, Col: 5, Value: 7.7                                      Row: 1, Col: 5, Value: 7.7
Row: 1, Col: 6, Value: 1.7                                      Row: 1, Col: 6, Value: 2.3
Row: 1, Col: 7, Value: 0.0                                      Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 3.7                                      Row: 1, Col: 8, Value: 4.4





INVESTMENTS APRIL 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets



NONCONVERTIBLE BONDS - 49.7%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.5%

DEFENSE ELECTRONICS - 0.5%

Raytheon Co. 7.9% 3/1/03 (b)      Baa2      $ 1,600,000                     $ 1,588,368

CONSTRUCTION & REAL ESTATE -
3.1%

REAL ESTATE - 0.8%

Arden Realty LP 8.875% 3/1/05     Baa3       545,000                         545,354
(b)

Cabot Industrial Property LP      Baa2       575,000                         547,170
7.125% 5/1/04

Duke-Weeks Realty LP 6.875%       Baa2       1,200,000                       1,120,668
3/15/05

                                                                             2,213,192

REAL ESTATE INVESTMENT TRUSTS
- 2.3%

Avalonbay Communities, Inc.       Baa1       705,000                         667,142
6.58% 2/15/04

CenterPoint Properties Trust:

6.75% 4/1/05                      Baa2       470,000                         438,444

7.125% 3/15/04                    Baa2       1,300,000                       1,249,378

Equity Office Properties Trust:

6.375% 1/15/02                    Baa1       1,650,000                       1,607,892

6.5% 1/15/04                      Baa1       750,000                         705,038

Merry Land & Investment Co.,      A3         600,000                         567,846
Inc. 7.25% 6/15/05

ProLogis Trust 6.7% 4/15/04       Baa1       1,245,000                       1,169,180

Spieker Properties LP 6.8%        Baa2       315,000                         297,272
5/1/04

                                                                             6,702,192

TOTAL CONSTRUCTION & REAL                                                    8,915,384
ESTATE

DURABLES - 2.3%

AUTOS, TIRES, & ACCESSORIES -
1.3%

Daimler-Chrysler North            A1         1,500,000                       1,504,950
America Holding Corp. 6.38%
8/23/02 (d)

TRW, Inc.:

6.45% 6/15/01                     Baa1       1,550,000                       1,527,665

6.5% 6/1/02                       Baa1       800,000                         773,072

                                                                             3,805,687

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

DURABLES - CONTINUED

TEXTILES & APPAREL - 1.0%

Jones Apparel Group,              Baa2      $ 2,155,000                     $ 2,084,165
Inc./Jones Apparel Group
Hldgs., Inc./Jones Apparel
Group USA, Inc. 6.25% 10/1/01

Jones Apparel Group, Inc.         Baa2       800,000                         749,992
7.5% 6/15/04

                                                                             2,834,157

TOTAL DURABLES                                                               6,639,844

ENERGY - 1.7%

ENERGY SERVICES - 0.2%

Petroliam Nasional BHD            Baa3       575,000                         526,988
(Petronas) yankee 7.125%
10/18/06 (b)

OIL & GAS - 1.5%

Canada Occidental Petroleum       Baa2       1,400,000                       1,347,010
Ltd. 7.125% 2/4/04

Oryx Energy Co. 8% 10/15/03       Baa1       335,000                         332,534

The Coastal Corp. 6.2% 5/15/04    Baa2       1,700,000                       1,598,544

YPF Sociedad Anonima 7.5%         Baa1       1,281,547                       1,272,064
10/26/02

                                                                             4,550,152

TOTAL ENERGY                                                                 5,077,140

FINANCE - 18.2%

BANKS - 5.1%

Asian Development Bank 6.5%       Aaa        500,000                         492,085
10/21/02

Capital One Bank:

6.48% 6/28/02                     Baa2       1,500,000                       1,450,455

6.65% 3/15/04                     Baa3       2,500,000                       2,375,000

First USA Bank NA 6.125%          Aa2        1,600,000                       1,579,520
6/25/01

Korea Development Bank:

6.625% 11/21/03                   Baa2       745,000                         706,245

7.375% 9/17/04                    Baa2       810,000                         766,463

yankee 6.5% 11/15/02              Baa2       695,000                         657,644

Popular, Inc. 6.2% 4/30/01        A3         2,885,000                       2,846,687

Providian National Bank:

6.25% 5/7/01                      Baa3       1,010,000                       993,002

6.75% 3/15/02                     Baa3       390,000                         379,248

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FINANCE - CONTINUED

BANKS - CONTINUED

Wells Fargo & Co.:

6.5% 9/3/02                       Aa2       $ 1,500,000                     $ 1,468,350

7.2% 5/1/03                       Aa2        1,000,000                       991,110

                                                                             14,705,809

CREDIT & OTHER FINANCE - 8.7%

CIT Group Holdings, Inc. 6.5%     A1         1,870,000                       1,832,694
6/14/02

Daimler-Chrysler NA Holding       A1         2,600,000                       2,567,266
Corp. 6.84% 10/15/02

Edison Mission Energy Funding     Baa1       1,613,985                       1,565,388
Corp. 6.77% 9/15/03 (b)

ERP Operating LP:

6.55% 11/15/01                    A3         360,000                         352,336

7.1% 6/23/04                      A3         450,000                         429,471

Finova Capital Corp.:

6.11% 2/18/03                     Baa1       300,000                         272,412

7.25% 11/8/04                     Baa1       1,800,000                       1,649,610

Ford Motor Credit Co.:

6.3% 7/16/02 (d)                  A2         3,200,000                       3,157,312

6.5% 2/28/02                      A2         1,300,000                       1,273,662

General Electric Capital          Aaa        1,300,000                       1,283,308
Corp. 6.65% 9/3/02

Heller Financial, Inc. 6.5%       A3         1,900,000                       1,854,875
7/22/02

PNC Funding Corp. 6.95% 9/1/02    A2         1,400,000                       1,379,910

Popular North America, Inc.       A3         2,380,000                       2,366,434
7.375% 9/15/01

Salton Sea Funding Corp.          Baa2       45,729                          45,729
7.02% 5/30/00

Sears Roebuck Acceptance          A3         550,000                         522,132
Corp. 6% 3/20/03

Sprint Capital Corp. 5.7%         Baa1       1,880,000                       1,771,242
11/15/03

The Money Store, Inc. 7.3%        A2         800,000                         794,216
12/1/02

Trizec Finance Ltd. yankee        Baa3       575,000                         586,500
10.875% 10/15/05

TXU Eastern Funding 6.15%         Baa1       1,800,000                       1,751,040
5/15/02

                                                                             25,455,537

INSURANCE - 0.4%

New York Life Insurance Co.       Aa3        1,200,000                       1,145,040
6.4% 12/15/03 (b)

SAVINGS & LOANS - 1.2%

Long Island Savings Bank FSB:

6.2% 4/2/01                       Baa3       1,350,000                       1,334,367

7% 6/13/02                        Baa3       1,250,000                       1,231,325

Sovereign Bancorp, Inc.           Ba3        1,000,000                       966,150
6.625% 3/15/01

                                                                             3,531,842

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FINANCE - CONTINUED

SECURITIES INDUSTRY - 2.8%

Amvescap PLC yankee:

6.375% 5/15/03                    A3        $ 2,450,000                     $ 2,323,311

6.6% 5/15/05                      A3         600,000                         557,604

Donaldson Lufkin & Jenrette,      A3         2,600,000                       2,556,320
Inc. 6.25% 8/1/01

Goldman Sachs Group LP:

6.2% 2/15/01                      A1         1,000,000                       990,680

6.6% 7/15/02 (b)                  A1         500,000                         487,845

Lehman Brothers Holdings 7%       A3         1,200,000                       1,177,620
5/15/03

                                                                             8,093,380

TOTAL FINANCE                                                                52,931,608

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.5%

Tyco International Group SA:

6.875% 9/5/02 (b)                 Baa1       2,240,000                       2,191,840

yankee 6.125% 6/15/01             Baa1       2,250,000                       2,209,185

                                                                             4,401,025

MEDIA & LEISURE - 3.6%

BROADCASTING - 2.1%

British Sky Broadcasting          Baa3       1,400,000                       1,299,984
Group PLC 7.3% 10/15/06

Continental Cablevision, Inc.     Baa2       3,015,000                       3,045,391
8.5% 9/15/01

Cox Communications, Inc. 7%       Baa2       400,000                         396,784
8/15/01

TCI Communications, Inc.:

 8.25% 1/15/03                    A2         300,000                         306,858

 9% 1/2/02                        Ba1        970,000                         997,160

                                                                             6,046,177

PUBLISHING - 1.5%

News America Holdings, Inc.:

8.5% 2/15/05                      Baa3       800,000                         808,920

8.625% 2/1/03                     Baa3       1,450,000                       1,466,777

Time Warner Entertainment Co.     Baa2       1,985,000                       2,047,666
LP 9.625% 5/1/02

                                                                             4,323,363

TOTAL MEDIA & LEISURE                                                        10,369,540

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONDURABLES - 3.7%

BEVERAGES - 1.2%

Seagram JE & Sons, Inc.:

5.79% 4/15/01                     Baa3      $ 1,005,000                     $ 985,915

6.25% 12/15/01                    Baa3       1,000,000                       981,000

6.4% 12/15/03                     Baa3       1,600,000                       1,521,600

                                                                             3,488,515

FOODS - 0.9%

Dole Food Co., Inc. 6.75%         Baa3       2,590,000                       2,587,514
7/15/00

TOBACCO - 1.6%

Philip Morris Companies, Inc.:

7.25% 9/15/01                     A2         1,125,000                       1,111,770

7.625% 5/15/02                    A2         1,750,000                       1,730,890

8.75% 6/1/01                      A2         1,000,000                       1,006,390

RJ Reynolds Tobacco Holdings,     Baa2       800,000                         702,448
Inc. 7.375% 5/15/03

                                                                             4,551,498

TOTAL NONDURABLES                                                            10,627,527

RETAIL & WHOLESALE - 1.2%

GENERAL MERCHANDISE STORES -
0.6%

Federated Department Stores,      Baa1       1,860,000                       1,870,360
Inc. 8.125% 10/15/02

GROCERY STORES - 0.6%

Safeway, Inc. 7% 9/15/02          Baa2       1,700,000                       1,676,693

TOTAL RETAIL & WHOLESALE                                                     3,547,053

TECHNOLOGY - 1.3%

COMPUTERS & OFFICE EQUIPMENT
- 1.3%

Comdisco, Inc.:

6.65% 11/13/01                    Baa1       2,010,000                       1,983,106

7.25% 9/1/02                      Baa1       1,500,000                       1,473,885

Sun Microsystems, Inc. 7%         Baa1       330,000                         325,875
8/15/02

                                                                             3,782,866

TRANSPORTATION - 3.8%

AIR TRANSPORTATION - 1.6%

Continental Airlines, Inc.
pass thru trust certificates:

6.954% 2/2/11                     Baa1       2,124,915                       1,997,207

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

TRANSPORTATION - CONTINUED

AIR TRANSPORTATION - CONTINUED

Continental Airlines, Inc.
pass thru trust
certificates: - continued

7.08% 11/1/04                     Baa1      $ 1,249,831                     $ 1,197,713

Delta Air Lines 6.65% 3/15/04     Baa3       660,000                         616,466

Qantas Airways Ltd. 7.5%          Baa1       1,000,000                       978,080
6/30/03 (b)

                                                                             4,789,466

RAILROADS - 1.5%

CSX Corp.:

7.05% 5/1/02                      Baa2       1,600,000                       1,572,000

9.5% 8/1/00                       Baa2       1,800,000                       1,810,008

Norfolk Southern Corp. 6.95%      Baa1       900,000                         882,612
5/1/02

                                                                             4,264,620

TRUCKING & FREIGHT - 0.7%

Federal Express Corp. 7.53%       A3         1,929,112                       1,899,693
9/23/06

TOTAL TRANSPORTATION                                                         10,953,779

UTILITIES - 8.8%

CELLULAR - 0.1%

Cable & Wireless                  A2         425,000                         418,153
Communications PLC 6.375%
3/6/03

ELECTRIC UTILITY - 4.2%

Avon Energy Partners Holdings     Baa2       2,300,000                       2,250,596
6.73% 12/11/02 (b)

Niagara Mohawk Power Corp.:

7.375% 8/1/03                     Baa2       780,000                         763,183

9.25% 10/1/01                     Baa2       2,300,000                       2,350,255

Ohio Edison Co. 7.375% 9/15/02    Baa2       1,910,000                       1,873,213

Philadelphia Electric Co.:

5.625% 11/1/01                    Baa1       1,560,000                       1,513,340

6.5% 5/1/03                       Baa1       720,000                         692,654

7.125% 9/1/02                     Baa1       400,000                         393,224

Texas Utilities Electric Co.:

7.375% 8/1/01                     A3         721,000                         720,120

8% 6/1/02                         A3         1,750,000                       1,755,005

                                                                             12,311,590

GAS - 2.4%

CMS Panhandle Holding Co.         Baa3       1,100,000                       1,022,120
6.125% 3/15/04

El Paso Energy Corp. 6.625%       Baa2       1,150,000                       1,135,510
7/15/01

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

UTILITIES - CONTINUED

GAS - CONTINUED

Enron Corp.:

6.45% 11/15/01                    Baa1      $ 1,050,000                     $ 1,030,890

6.5% 8/1/02                       Baa1       1,350,000                       1,312,403

9.875% 6/15/03                    Baa1       1,160,000                       1,223,754

Enserch Corp. 6.25% 1/1/03        Baa2       650,000                         623,773

Sonat, Inc. 6.875% 6/1/05         Baa2       520,000                         488,649

                                                                             6,837,099

TELEPHONE SERVICES - 2.1%

MCI WorldCom, Inc. 8.875%         A3         811,000                         843,229
1/15/06

Telecomunicaciones de Puerto      Baa2       2,430,000                       2,341,232
Rico, Inc. 6.15% 5/15/02

Teleglobe Canada, Inc. 7.2%       Baa1       1,550,000                       1,471,787
7/20/09

US West Communications 7.2%       A2         1,500,000                       1,469,385
11/1/04 (b)

                                                                             6,125,633

TOTAL UTILITIES                                                              25,692,475

TOTAL NONCONVERTIBLE BONDS                                                   144,526,609
(Cost $148,573,362)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 12.7%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 2.5%

Federal Home Loan Bank 6.75%      Aaa        4,500,000                       4,470,480
5/1/02

Government Trust Certificates     Aaa        189,801                         191,699
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency) Class T-3, 9.625%
5/15/02

Guaranteed Export Trust           Aaa        1,588,235                       1,550,821
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1995-A, 6.28% 6/15/04

Israel Export Trust               Aaa        423,529                         422,216
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1994-1, 6.88% 1/26/03

Private Export Funding Corp.      Aaa        763,200                         754,617
secured 6.86% 4/30/04

                                                                             7,389,833

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. TREASURY OBLIGATIONS -
10.2%

U.S. Treasury Notes:

5.25% 5/31/01                     Aaa       $ 17,850,000                    $ 17,615,620

6.625% 4/30/02                    Aaa        1,600,000                       1,597,504

7.875% 8/15/01                    Aaa        10,300,000                      10,449,659

                                                                             29,662,783

TOTAL U.S. GOVERNMENT AND                                                    37,052,616
GOVERNMENT AGENCY OBLIGATIONS
(Cost $37,426,853)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 8.3%



FANNIE MAE - 4.2%

6.5% 10/1/11                      Aaa        189,993                         182,986

7.5% 6/1/29 to 4/1/30             Aaa        9,081,550                       8,885,685

8% 5/1/30 (c)                     Aaa        3,000,000                       2,994,375

11.5% 11/1/15                     Aaa        327,283                         357,684

                                                                             12,420,730

FREDDIE MAC - 2.4%

8.5% 5/1/26 to 7/1/28             Aaa        2,679,100                       2,719,484

8.5% 5/1/30 (c)                   Aaa        4,098,000                       4,159,470

12% 11/1/19                       Aaa        81,294                          88,700

                                                                             6,967,654

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 1.7%

8% 11/15/17                       Aaa        4,826,393                       4,871,616

TOTAL U.S. GOVERNMENT AGENCY                                                 24,260,000
-  MORTGAGE SECURITIES
(Cost $24,497,986)

ASSET-BACKED SECURITIES - 16.2%



Americredit Automobile
Receivables Trust:

7.02% 12/15/05                    Aaa        2,000,000                       1,976,875

7.15% 8/15/04                     Aaa        1,300,000                       1,295,125

Arcadia Automobile
Receivables Trust:

Series 1999-C Class A3, 7.2%      Aaa        1,232,570                       1,222,941
6/15/07

5.67% 1/15/04                     Aaa        1,300,000                       1,276,641

ARG Funding Corp. 5.88%           Aaa        2,650,000                       2,581,473
5/20/03 (b)

ASSET-BACKED SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

Capita Equipment Receivables      Aa3       $ 2,200,000                     $ 2,166,313
Trust 6.45% 8/15/02

Capital One Master Trust 7.1%     Aaa        2,000,000                       1,987,813
4/17/06

Caterpillar Financial Asset       Aaa        2,100,000                       2,073,094
Trust 6.2% 4/25/04

Chase Manhattan Marine Owner      Aaa        1,278,480                       1,277,681
Trust 6.25% 4/16/07

Chevy Chase Auto Receivables
Trust:

5.97% 10/20/04                    Aaa        848,630                         840,143

6.2% 3/20/04                      Aaa        333,743                         331,501

Contimortgage Home Equity
Loan Trust:

6.26% 7/15/12                     Aaa        329,552                         328,316

6.3% 7/15/12                      Aaa        1,600,000                       1,584,496

CPS Auto Grantor Trust 6.7%       Aaa        110,475                         110,199
2/15/02

CS First Boston Mortgage          Aaa        634,703                         634,504
Securities Corp. 7% 3/15/27

Discover Card Master Trust I      A2         5,250,000                       5,250,821
6.3638% 7/18/05 (d)

Fidelity Funding Auto Trust       Aaa        131,905                         131,988
6.99% 11/15/02 (b)

First Security Auto Owner         A3         1,206,086                       1,183,660
Trust 6.2% 10/2/06

Ford Credit Auto Owner Trust:

6.15% 9/15/02                     A1         1,800,000                       1,771,200

7.03% 11/15/03                    Aaa        933,000                         928,772

Key Auto Finance Trust:

5.83% 1/15/07                     Aaa        2,200,000                       2,136,063

6.65% 10/15/03                    Baa3       118,931                         118,559

Olympic Automobile                Aaa        304,448                         301,023
Receivables Trust 6.125%
11/15/04

Onyx Acceptance Grantor Trust     Aaa        1,013,817                       1,001,773
5.95% 7/15/04

Orix Credit Alliance              Aaa        1,200,000                       1,192,875
Receivables Trust 7.12%
5/15/04

Petroleum Enhanced Trust          Baa2       1,127,183                       1,123,308
Receivables Offering
Petroleum Trust 6.125%
2/5/03 (b)(d)

Premier Auto Trust 5.7%           Aaa        4,000,000                       3,945,000
10/6/02

Prime Credit Card Master          Aaa        1,000,000                       986,250
Trust 6.75% 11/15/05

Reliance Auto Receivables         Aaa        86,737                          86,737
Corp., Inc. 6.1% 7/15/02 (b)

Sears Credit Account Master
Trust II:

6.2% 7/16/07                      Aaa        2,700,000                       2,628,261

7% 7/15/08                        Aaa        650,000                         641,264

Tranex Auto Receivables Owner     Aaa        468,836                         465,686
Trust 6.334% 8/15/03 (b)

Triad Auto Receivables Owner      Aaa        1,249,168                       1,229,650
Trust 5.98% 9/17/05

ASSET-BACKED SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

Western Financial Grantor         Aaa       $ 196,283                       $ 195,179
Trust 5.875% 3/1/02

WFS Financial Owner Trust         Aaa        2,000,000                       1,991,563
7.22% 9/20/04

TOTAL ASSET-BACKED SECURITIES                                                46,996,747
(Cost $47,499,333)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.5%



PRIVATE SPONSOR - 0.5%

GE Capital Mortgage Services,     Aaa        328,320                         324,935
Inc. planned amortization
class Series 1994-2 Class
A4, 6% 1/25/09

Residential Funding Mortgage      Aaa        1,020,040                       1,004,102
Securities I, Inc. planned
amortization class Series
1994-S12 Class A2, 6.5%
4/25/09

TOTAL COLLATERALIZED MORTGAGE                                                1,329,037
OBLIGATIONS
(Cost $1,345,709)

COMMERCIAL MORTGAGE
SECURITIES - 7.2%



Allied Capital Commercial         Aaa        562,101                         551,299
Mortgage Trust sequential
pay Series 1998-1 Class A,
6.31% 1/25/28 (b)

Bankers Trust II Series           Baa2       2,200,000                       2,201,375
1999-S1A Class D, 8.0675%
2/28/14 (b)(d)

Bankers Trust REMIC Trust         A1         578,601                         578,873
1988-1 Series 1998-S1A Class
F, 7.58% 11/28/02 (d)

CBM Funding Corp. sequential      AA         1,022,202                       1,014,815
pay Series 1996-1 Class A-2,
6.88% 7/1/02

CS First Boston Mortgage
Securities Corp.:

sequential pay Series             -          749,664                         747,790
1997-SPICE Class A, 6.653%
8/20/36 (b)

Series 1998-FL1:

Class D, 6.4125% 12/10/00         A2         1,000,000                       990,938
(b)(d)

Class E, 6.7625% 1/10/13          Baa2       2,700,000                       2,673,844
(b)(d)

DLJ Commercial Mortgage Corp.     Aa2        1,170,000                       1,170,000
floater Series 1998-STFA
Class A-3, 6.5075% 12/8/00
(b)(d)

Equitable Life Assurance          Baa2       1,183,784                       1,149,935
Society of the United States
floater Series 174 Class
D-2, 6.7063% 5/15/03 (b)(d)

Federal Deposit Insurance         Aaa        843,767                         834,407
Corp. REMIC Trust sequential
pay Series 1996-C1 Class 1A,
6.75% 7/25/26

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FMAC Loan Receivables Trust       Aaa       $ 624,526                       $ 592,323
sequential pay Series 1998-C
Class A1 Notes, 5.99%
9/15/20 (b)

Franchise Loan Trust              Aaa        1,127,424                       1,091,488
sequential pay Series 1998-I
Class A1 Notes, 6.24%
7/15/20 (b)

GS Mortgage Securities Corp.
II Series 1999-GSFL II:

Class E, 7.977% 11/13/13          Baa2       1,100,000                       1,095,359
(b)(d)

Class F, 7.6634% 11/13/13         Baa3       1,100,000                       1,085,391
(b)(d)

Host Marriot Pool Trust           Aaa        953,970                         923,413
sequential pay Series
1999-HMTA Class A, 6.98%
8/1/15

Nomura Depositor Trust            Baa2       2,290,000                       2,214,502
floater Series 1998-ST1A
Class A-4, 6.9038% 2/15/34
(b)(d)

Structured Asset Securities       A3         2,019,007                       2,008,281
Corp. floater Series
1998-C2A Class C, 6.555%
1/25/13 (b)(d)

TOTAL COMMERCIAL MORTGAGE                                                    20,924,033
SECURITIES
(Cost $21,212,729)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (E) - 0.9%



Ontario Province yankee           Aa3        1,200,000                       1,208,868
global 7.75% 6/4/02

United Mexican States 9.875%      Baa3       1,400,000                       1,438,500
1/15/07

TOTAL FOREIGN GOVERNMENT AND                                                 2,647,368
GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,689,184)

SUPRANATIONAL OBLIGATIONS -
0.8%



African Development Bank          Aa1        2,240,000                       2,255,523
7.75% 12/15/01 (Cost
$2,365,530)



CASH EQUIVALENTS - 5.4%

                                             MATURITY AMOUNT                 VALUE (NOTE 1)

Investments in repurchase                   $ 15,711,665                     $ 15,704,000
agreements (U.S. Government
Obligations), in a joint
trading account at 5.86%,
dated 4/28/00 due 5/1/00
(Cost $15,704,000)


TOTAL INVESTMENT PORTFOLIO -                                                  295,695,933
101.7%
(Cost $301,314,686)

NET OTHER ASSETS - (1.7)%                                                    (4,819,286)

NET ASSETS - 100%                                                           $ 290,876,647


LEGEND

(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $34,710,601 or 11.9% of net assets.

(c) Security purchased on a delayed delivery or when-issued basis.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows:

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        56.9%      AAA, AA, A    52.3%

Baa               36.5%      BBB           34.0%

Ba                0.7%       BB            1.5%

B                 0.0%       B             0.0%

Caa               0.0%       CCC           0.0%

Ca, C             0.0%       CC, C         0.0%

                             D             0.0%

The percentage not rated by Moody's or S&P amounted to 0.3%.

INCOME TAX INFORMATION

At April 30, 2000, the aggregate cost of investment securities for income tax purposes was $301,343,029. Net unrealized depreciation aggregated $5,647,096, of which $22,888 related to appreciated investment securities and $5,669,984 related to depreciated investment securities.

At October 31, 1999, the fund had a capital loss carryforward of approximately $45,396,000 of which $38,000, $336,000, $17,692,000,
$19,457,000, $2,265,000, $3,149,000 and $2,459,000 will expire on
October 31, 2000, 2001, 2002, 2003, 2004, 2005 and 2007, respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                APRIL 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 295,695,933
value (including repurchase
agreements of $15,704,000)
(cost $301,314,686) - See
accompanying schedule

Cash                                          8,116

Receivable for investments                    1,062,934
sold

Receivable for fund shares                    384,520
sold

Interest receivable                           3,801,013

 TOTAL ASSETS                                 300,952,516

LIABILITIES

Payable for investments         $ 1,267,658
purchased Regular delivery

 Delayed delivery                7,211,780

Payable for fund shares          1,180,563
redeemed

Distributions payable            187,707

Accrued management fee           104,609

Distribution fees payable        48,965

Other payables and accrued       74,587
expenses

 TOTAL LIABILITIES                            10,075,869

NET ASSETS                                   $ 290,876,647

Net Assets consist of:

Paid in capital                              $ 344,637,845

Undistributed net investment                  140,880
income

Accumulated undistributed net                 (48,283,325)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   (5,618,753)
(depreciation) on investments

NET ASSETS                                   $ 290,876,647

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
               APRIL 30, 2000 (UNAUDITED)

CALCULATION OF MAXIMUM              $9.04
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per   share
($14,093,404 (divided by)
1,558,162 shares)

Maximum offering price per          $9.18
share (100/98.50 of $9.04)

CLASS T:  NET ASSET VALUE and       $9.05
redemption price per   share
($252,188,575 (divided by)
27,866,437 shares)

Maximum offering price per          $9.19
share (100/98.50 of $9.05)

CLASS C: NET ASSET VALUE and        $9.05
offering price per   share
($17,648,056 (divided by)
1,949,352 shares) A

INSTITUTIONAL CLASS: NET            $9.05
ASSET VALUE, offering price
and redemption price per
share ($6,946,612 (divided
by) 767,488 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                             SIX MONTHS ENDED APRIL 30,
                                      2000 (UNAUDITED)

INVESTMENT INCOME                         $ 10,673,927
Interest

Security lending                           8,845

 Total Income                              10,682,772

EXPENSES

Management fee                $ 674,719

Transfer agent fees            298,198

Distribution fees              313,631

Accounting and security        47,300
lending fees

Non-interested trustees'       505
compensation

Custodian fees and expenses    11,341

Registration fees              37,229

Audit                          23,820

Legal                          2,951

Miscellaneous                  1,198

 Total expenses before         1,410,892
reductions

 Expense reductions            (3,128)     1,407,764

NET INVESTMENT INCOME                      9,275,008

REALIZED AND UNREALIZED GAIN               (2,833,631)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                   (738,153)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                            (3,571,784)

NET INCREASE (DECREASE) IN                $ 5,703,224
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1999
                               2000 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 9,275,008                 $ 19,052,975
income

 Net realized gain (loss)       (2,833,631)                 (2,605,978)

 Change in net unrealized       (738,153)                   (6,062,922)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     5,703,224                   10,384,075
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (9,262,817)                 (18,762,496)
from net investment income

Share transactions - net        (70,301,734)                15,720,432
increase (decrease)

  TOTAL INCREASE (DECREASE)     (73,861,327)                7,342,011
IN NET ASSETS

NET ASSETS

 Beginning of period            364,737,974                 357,395,963

 End of period (including      $ 290,876,647               $ 364,737,974
undistributed net investment
income of $140,880 and
$128,689, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                (UNAUDITED)                      1999                     1998     1997      1996 E

SELECTED PER-SHARE DATA

Net asset value,  beginning     $ 9.150                          $ 9.380                  $ 9.310  $ 9.370   $ 9.290
of period

Income from Investment
Operations

Net investment income D          .269                             .518                     .572     .532      .090

Net realized and  unrealized     (.109)                           (.233)                   .024     (.021)    .081
gain (loss)

Total from investment            .160                             .285                     .596     .511      .171
operations

Less Distributions

From net investment  income      (.270)                           (.515)                   (.526)   (.571)    (.091)

Net asset value,  end of        $ 9.040                          $ 9.150                  $ 9.380  $ 9.310   $ 9.370
period

TOTAL RETURN B, C                1.77%                            3.12%                    6.58%    5.64%     1.85%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 14,093                         $ 17,835                 $ 5,524  $ 19,726  $ 204
(000 omitted)

Ratio of expenses to average     .84% A                           .82%                     .90% F   .90% F    .90% A, F
net assets

Ratio of expenses to average     .84% A                           .80% G                   .90%     .90%      .90% A
net assets after expense
reductions

Ratio of net investment          5.95% A                          5.68%                    6.03%    6.00%     6.27% A
income to average  net assets

Portfolio turnover rate          110% A                           139%                     124%     105%      124%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

                               SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                               (UNAUDITED)                      1999                     1998       1997       1996

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 9.150                          $ 9.380                  $ 9.350    $ 9.380    $ 9.470
period

Income from Investment
Operations

Net investment  income          .268 D                           .523 D                   .555 D     .578 D     .594 D

Net realized and  unrealized    (.099)                           (.238)                   .019       (.036)     (.094)
gain (loss)

Total from investment           .169                             .285                     .574       .542       .500
operations

Less Distributions

From net investment income      (.269)                           (.515)                   (.544)     (.572)     (.590)

Return of capital               -                                -                        -          -          -

Total distributions             (.269)                           (.515)                   (.544)     (.572)     (.590)

Net asset value,  end of       $ 9.050                          $ 9.150                  $ 9.380    $ 9.350    $ 9.380
period

TOTAL RETURN B, C               1.87%                            3.12%                    6.32%      5.97%      5.45%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 252,189                        $ 309,670                $ 333,050  $ 351,614  $ 416,700
(000 omitted)

Ratio of expenses to average    .85% A                           .84%                     .89%       .89%       .88%
net assets

Ratio of expenses to average    .85% A                           .83% E                   .89%       .89%       .88%
net assets after expense
reductions

Ratio of net investment         5.94% A                          5.64%                    5.93%      6.19%      6.29%
income to average net assets

Portfolio turnover rate         110% A                           139%                     124%       105%       124%



FINANCIAL HIGHLIGHTS - CLASS T

                               YEARS ENDED OCTOBER 31,

                               1995

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 9.480
period

Income from Investment
Operations

Net investment  income          .403

Net realized and  unrealized    .148
gain (loss)

Total from investment           .551
operations

Less Distributions

From net investment income      (.407)

Return of capital               (.154)

Total distributions             (.561)

Net asset value,  end of       $ 9.470
period

TOTAL RETURN B, C               6.05%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 546,546
(000 omitted)

Ratio of expenses to average    .89%
net assets

Ratio of expenses to average    .89%
net assets after expense
reductions

Ratio of net investment         6.05%
income to average net assets

Portfolio turnover rate         179%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999                     1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.160                          $ 9.380                  $ 9.340
period

Income from Investment
Operations

Net investment income D           .231                             .434                     .437

Net realized and unrealized       (.110)                           (.222)                   .064
gain (loss)

Total from investment             .121                             .212                     .501
operations

Less Distributions

From net investment income        (.231)                           (.432)                   (.461)

Net asset value, end of period   $ 9.050                          $ 9.160                  $ 9.380

TOTAL RETURN B, C                 1.33%                            2.31%                    5.49%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 17,648                         $ 30,428                 $ 11,795
(000 omitted)

Ratio of expenses to average      1.70% A                          1.73%                    1.75% A, F
net assets

Ratio of expenses to average      1.69% A, G                       1.72% G                  1.75% A
net assets after  expense
reductions

Ratio of net investment           5.09% A                          4.75%                    4.92% A
income to average  net assets

Portfolio turnover rate           110% A                           139%                     124%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                               SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                               (UNAUDITED)                      1999                 1998     1997     1996     1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 9.150                          $ 9.380              $ 9.350  $ 9.370  $ 9.470  $ 9.450
period

Income from Investment
Operations

Net investment  income          .274 D                           .534 D               .566 D   .589 D   .598 D   .137

Net realized  and unrealized    (.097)                           (.236)               .021     (.023)   (.098)   .067
gain (loss)

Total from investment           .177                             .298                 .587     .566     .500     .204
operations

Less Distributions

From net investment income      (.277)                           (.528)               (.557)   (.586)   (.600)   (.136)

Return of capital               -                                -                    -        -        -        (.048)

Total distributions             (.277)                           (.528)               (.557)   (.586)   (.600)   (.184)

Net asset value,  end of       $ 9.050                          $ 9.150              $ 9.380  $ 9.350  $ 9.370  $ 9.470
period

TOTAL RETURN B, C               1.97%                            3.27%                6.47%    6.24%    5.45%    2.18%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period     $ 6,947                          $ 6,805              $ 7,027  $ 6,750  $ 9,200  $ 9,827
(000 omitted)

Ratio of expenses to average    .69% A                           .71%                 .75% F   .75% F   .80% F   .85% A, F
net assets

Ratio of expenses to average    .69% A                           .70% G               .75%     .75%     .80%     .85% A
net assets after expense
reductions

Ratio of net investment         6.09% A                          5.77%                6.06%    6.30%    6.37%    6.10% A
income to average net assets

Portfolio turnover rate         110% A                           139%                 124%     105%     124%     179%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Short Fixed-Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive

2. OPERATING POLICIES - CONTINUED

DELAYED DELIVERY TRANSACTIONS - CONTINUED compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $169,417,212 and $234,598,726, respectively, of which U.S. government and government agency obligations aggregated $116,256,899 and $140,888,231, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .15%

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 12,140     $ 102

CLASS T    205,832      3,461

CLASS C    95,659       65,858

          $ 313,631    $ 69,421

SALES LOAD. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares of the fund and the proceeds of a contingent deferred sales charge levied on Class C share redemptions occurring within one year of purchase. The Class C charge is 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 21,229     $ 7,191

CLASS T    95,530       26,518

CLASS C    22,834       22,834 *

          $ 139,593    $ 56,543

* WHEN CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 14,435   .18 *

CLASS T                 260,081   .19 *

CLASS C                 17,408    .18 *

INSTITUTIONAL CLASS     6,274     .18 *

                       $ 298,198

* ANNUALIZED

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc. maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end there were no security loans outstanding.

6. EXPENSE REDUCTIONS.

Through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $3,128 under the custodian arrangement.

7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                            SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,

                            2000                        1999

FROM NET INVESTMENT INCOME

Class A                     $ 477,646                   $ 728,649

Class T                      8,096,416                   17,079,838

Class C                      482,330                     560,143

Institutional Class          206,425                     393,866

Total                       $ 9,262,817                 $ 18,762,496

8. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                              DOLLARS

                                SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,  SIX MONTHS ENDED APRIL 30,

                                2000                        1999                    2000



CLASS A Shares sold              554,408                     4,473,072              $ 5,035,763

Reinvestment of distributions    46,931                      71,481                  426,146

Shares redeemed                  (992,843)                   (3,183,911)             (9,013,054)

Net increase (decrease)          (391,504)                   1,360,642              $ (3,551,145)

CLASS T Shares sold              8,036,203                   21,974,295             $ 73,121,088

Reinvestment of distributions    720,229                     1,462,245               6,543,672

Shares redeemed                  (14,725,286)                (25,110,949)            (134,056,913)

Net increase (decrease)          (5,968,854)                 (1,674,409)            $ (54,392,153)

CLASS C Shares sold              1,327,511                   4,501,972              $ 11,996,859

Reinvestment of distributions    38,998                      46,606                  354,364

Shares redeemed                  (2,740,823)                 (2,481,867)             (24,925,095)

Net increase (decrease)          (1,374,314)                 2,066,711              $ (12,573,872)

INSTITUTIONAL CLASS Shares       129,988                     527,018                $ 1,180,953
sold

Reinvestment of distributions    19,635                      36,799                  178,348

Shares redeemed                  (125,757)                   (569,453)               (1,143,865)

Net increase (decrease)          23,866                      (5,636)                $ 215,436



                                DOLLARS

                                YEAR ENDED OCTOBER 31,

                                1999



CLASS A Shares sold             $ 41,324,913

Reinvestment of distributions    658,379

Shares redeemed                  (29,310,347)

Net increase (decrease)         $ 12,672,945

CLASS T Shares sold             $ 203,715,730

Reinvestment of distributions    13,533,243

Shares redeemed                  (233,084,712)

Net increase (decrease)         $ (15,835,739)

CLASS C Shares sold             $ 41,508,375

Reinvestment of distributions    430,046

Shares redeemed                  (23,005,901)

Net increase (decrease)         $ 18,932,520

INSTITUTIONAL CLASS Shares      $ 4,875,430
sold

Reinvestment of distributions    340,500

Shares redeemed                  (5,265,224)

Net increase (decrease)         $ (49,294)





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Money Management, Inc.
Fidelity Investments Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Andrew J. Dudley, Vice President
Dwight D. Churchill, Vice President
David L. Murphy, Vice President
Stanley N. Griffith, Assistant Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Ned C. Lautenbach *
Marvin L. Mann *
William O.McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Michael Cook
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant(registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

SFII-SANN-0600  104097
1.703633.102

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)